UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact Name of Registrant as specified in charter)

1 Corporate Way
Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
1 Corporate Way
Lansing, Michigan 48951

(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2007 – June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands, except for contracts)
June 30, 2007

JNL/AIM Large Cap Growth Fund	Shares/Par/Contracts (r)	Value
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 10.5%
AutoZone Inc. (c)	27	$3,635
Coach Inc. (b) (c)	74	3,507
Expedia Inc. (b) (c)	128	3,749
Family Dollar Stores Inc. (b)	92	3,148
Grupo Televisa SA - ADR (b)	128	3,544
Mattel Inc.	103	2,605
McGraw-Hill Cos. Inc.	76	5,150
Nike Inc. - Class B (b)	94	5,505
Nordstrom Inc. (b)	126	6,467
Polo Ralph Lauren Corp.	33	3,237
		40,547
CONSUMER STAPLES - 5.4%
Anheuser-Busch Cos. Inc.	60	3,119
Diageo Plc	285	5,933
PepsiCo Inc.	66	4,302
Safeway Inc.	89	3,045
UST Inc. (b)	83	4,464
		20,863
ENERGY - 3.9%
Exxon Mobil Corp.	38	3,187
Marathon Oil Corp.	124	7,421
Occidental Petroleum Corp. (b)	80	4,648
		15,256
FINANCIALS - 14.6%
AMBAC Financial Group Inc. (b)	31	2,670
Ameriprise Financial Inc.	60	3,814
Assurant Inc. (b)	92	5,429
Chubb Corp.	98	5,297
Goldman Sachs Group Inc.	72	15,597
JPMorgan Chase & Co.	83	3,999
Morgan Stanley	61	5,138
Prudential Financial Inc.	89	8,650
Safeco Corp.	47	2,948
Travelers Cos. Inc.	54	2,889
		56,431
HEALTH CARE - 19.9%
AmerisourceBergen Corp.	120	5,922
Baxter International Inc.	139	7,831
Coventry Health Care Inc. (c)	66	3,805
Express Scripts Inc. (b) (c)	78	3,901
Forest Laboratories Inc. (b) (c)	84	3,824
Laboratory Corp. of America Holdings (b) (c)	42	3,315
McKesson Corp.	125	7,450

Medco Health Solutions Inc. (c)	62	4,835
Merck & Co. Inc.	109	5,407
Roche Holding AG	22	3,974
Schering-Plough Corp.	145	4,406
Shire Plc	171	4,254
UnitedHealth Group Inc. (b)	134	6,832
WellPoint Inc. (c)	97	7,704
Zimmer Holdings Inc. (c)	44	3,735
		77,195
INDUSTRIALS - 13.1%
ABB Ltd.	352	8,022
Boeing Co.	82	7,847
General Dynamics Corp.	65	5,084
Honeywell International Inc.	82	4,615
Lockheed Martin Corp.	129	12,151
Manpower Inc.	35	3,239
McDermott International Inc. (c)	52	4,307
Raytheon Co.	105	5,679
		50,944
INFORMATION TECHNOLOGY - 22.1%
Accenture Ltd.	263	11,284
Apple Computer Inc. (c)	34	4,149
Avnet Inc. (b) (c)	77	3,052
BMC Software Inc. (c)	124	3,762
Cisco Systems Inc. (c)	555	15,452
Google Inc. - Class A (c)	7	3,761
Hewlett-Packard Co.	355	15,856
International Business Machines Corp. (b)	49	5,123
McAfee Inc. (c)	90	3,168
MEMC Electronic Materials Inc. (c)	52	3,178
Microsoft Corp.	272	8,009
Oracle Corp. (c)	300	5,919
Xerox Corp. (b) (c)	160	2,958
		85,671
MATERIALS - 2.9%
Freeport-McMoRan Copper & Gold Inc. (b)	41	3,427
Rio Tinto Plc - ADR	12	3,768
Syngenta AG	21	4,134
		11,329
TELECOMMUNICATION SERVICES - 5.2%
America Movil SA de CV - Class L - ADR	232	14,389
China Mobile Ltd.	526	5,647
		20,036
UTILITIES - 0.8%
NRG Energy Inc. (b) (c)	74	3,076

Total Common Stocks (cost $315,499)		381,348

SHORT TERM INVESTMENTS - 14.6%

Mutual Funds - 2.2%
JNL Money Market Fund, 5.18% (a) (h)	8,298	8,298

Securities Lending Collateral - 12.4%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	48,120	48,120

Total Short Term Investments (cost $56,418)		56,418

Total Investments - 113.0% (cost $371,917)		437,766

Other Assets and Liabilities, Net - (13.0%)		(50,406)

Total Net Assets - 100%		$387,360

JNL/AIM Real Estate Fund
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 5.0%
Daikyo Inc. (b)	48	$218
Goldcrest Co. Ltd.	16	844
Hilton Hotels Corp.	207	6,915
Home Inns & Hotels Management Inc. (b) (c)	5	171
Starwood Hotels & Resorts Worldwide Inc.	87	5,815
		13,963
FINANCIALS - 88.3%
AEON Mall Co. Ltd. (b)	8	249
Alexandria Real Estate Equities Inc. (b)	68	6,603
AMB Property Corp. (b)	103	5,503
Archstone-Smith Trust (b)	222	13,099
AvalonBay Communities Inc. (b)	35	4,173
Boardwalk Real Estate Investment Trust (b)	16	749
Boston Properties Inc. (b)	39	4,014
Brandywine Realty Trust (b)	181	5,164
Camden Property Trust (b)	111	7,447
Canadian Apartment Properties Real Estate
Investment Trust (b)	31	565
Capital & Regional Plc	35	815
CapitaLand Ltd.	29	153
CBL & Associates Properties Inc. (b)	69	2,473
China Overseas Land & Investment Ltd.	96	150
China Resources Land Ltd.	86	130
Colonial Properties Trust (b)	36	1,327
Derwent Valley Holdings Plc	27	1,002
Developers Diversified Realty Corp. (b)	191	10,057
DiamondRock Hospitality Co. (b)	74	1,410
Digital Realty Trust Inc. (b)	89	3,357
Douglas Emmett Inc. (b)	155	3,845
Equity Inns Inc. (b)	42	948
Equity Residential (b)	228	10,390

Essex Property Trust Inc. (b)	70	8,094
Federal Realty Investors Trust (b)	63	4,867
General Growth Properties Inc. (b)	262	13,873
Hang Lung Properties Ltd.	47	162
Health Care Property Investors Inc. (b)	240	6,952
Health Care REIT Inc. (b)	78	3,144
Host Hotels & Resorts Inc. (b)	603	13,934
Joint Corp.	10	327
Kerry Properties Ltd. (b)	37	232
Kimco Realty Corp. (b)	200	7,614
Land Securities Group Plc	4	151
Macerich Co. (b)	115	9,470
Mid-America Apartment Communities Inc. (b)	11	588
Prologis (b)	328	18,663
Public Storage Inc. (b)	125	9,587
Regal Real Estate Investment Trust (c)	890	303
Regency Centers Corp.	109	7,692
Simon Property Group Inc. (b)	220	20,469
SL Green Realty Corp. (b)	128	15,883
Unibail SA	2	489
Ventas Inc. (b)	260	9,425
Vornado Realty Trust (b)	115	12,642
Washington Real Estate Investment Trust (b)	17	584
		248,768

Total Common Stocks (cost $265,050)		262,731

PREFERRED STOCKS - 3.5%
FINANCIALS - 3.5%
BioMed Realty Trust, 7.38%, 01/18/12	33	835
BRE Properties Inc., 6.75%, 03/15/09	7	169
Developers Diversified Realty Corp., 7.38%, 07/28/08 (b)	5	116
Duke Realty Corp.
6.63%, 08/25/08 (b)	6	142
6.50%, 02/13/09	16	375
7.25%, 06/30/11 (b)	30	774
Eagle Hospitality Properties Trust Inc., 8.25%, 06/13/10	8	177
Entertainment Properties Trust, 5.75%, 12/31/49	46	1,042
Equity Residential Properties, 6.48%, 06/19/08	6	141
First Industrial Realty Trust Inc.
7.25%, 01/15/11	22	555
7.25%, Series K (callable at 25 on 08/15/11) (q)	3	64
Gramercy Capital Corp., 8.13%, Series A
(callable at 25 on 04/18/12) (q)	25	619
Hersha Hospitality Trust - Class A, 8.00%, 08/05/10	3	67
HRPT Properties Trust, Convertible Preferred,
6.50%, 12/31/49	10	243
iStar Financial Inc., 7.88%, 07/18/08	8	194
LaSalle Hotel Properties

7.50%, 08/24/10	30	734
8.00%, 02/08/11	11	291
Lexington Realty Trust, 7.55%, 02/14/12	15	365
National Retail Properties Inc., 7.38%, 10/12/11	2	50
PS Business Parks Inc.
7.38%, 06/16/11	9	231
6.70%, 01/17/12	13	310
7.20%, Series M (callable at 25 on 05/02/10) (q)	-	10
Public Storage Inc.
7.13%, 06/30/09	12	295
7.25%, 08/08/11 (b)	3	67
6.75%, 10/20/11	16	386
6.63%, 01/09/12	21	504
Realty Income Corp., 6.75%, 12/07/11	13	328
Regency Centers Corp., 7.25%, 08/31/09	12	291
Strategic Hotels & Resorts
8.25%, Series B (callable at 25 on 01/31/11) (q)	-	7
8.25%, Series C (callable at 25 on 05/17/11) (q)	1	20
Sunstone Hotel Investors Inc., 8.00%, 03/17/10 (b)	6	148
Vornado Realty Trust, 7.00%, 08/20/09	8	211
Total Preferred Stocks (cost $10,035)		9,761

SHORT TERM INVESTMENTS - 42.2%
Mutual Funds - 4.0%
JNL Money Market Fund, 5.18% (a) (h)	11,431	11,431

Securities Lending Collateral - 38.2%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	107,582	107,582

Total Short Term Investments (cost $119,013)		119,013

Total Investments - 139.0% (cost $394,098)		391,505

Other Assets and Liabilities, Net - (39.0%)		(109,746)

Total Net Assets - 100%		$281,759

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 12.8%
Bebe Stores Inc. (b)	21	$339
Childrens Place Retail Stores Inc. (c)	7	377
Choice Hotels International Inc. (b)	10	406
DeVry Inc.	3	102
Dick’s Sporting Goods Inc. (c)	9	503
DSW Inc. (b) (c)	12	420
HOT Topic Inc. (c)	48	523
Interface Inc.	29	556

Jack in the Box Inc. (c)	7	490
Jackson Hewitt Tax Service Inc. (b)	10	283
Live Nation Inc. (c)	18	407
Marvel Entertainment Inc. (b) (c)	17	423
National CineMedia Inc. (c)	12	344
PF Chang’s China Bistro Inc. (b) (c)	12	421
Rare Hospitality International Inc. (b) (c)	14	363
Shutterfly Inc. (b) (c)	14	297
Strayer Education Inc.	1	109
Tempur-Pedic International Inc. (b)	20	517
Tenneco Automotive Inc. (b) (c)	17	610
Warnaco Group Inc. (c)	14	536
Zumiez Inc. (b) (c)	14	529
		8,555
CONSUMER STAPLES - 3.3%
Church & Dwight Co. Inc. (b)	13	644
Longs Drug Stores Corp.	11	599
Performance Food Group Co. (b) (c)	17	550
Ralcorp Holdings Inc. (b) (c)	8	443
		2,236
ENERGY - 5.9%
Bill Barrett Corp. (b) (c)	14	513
Core Laboratories NV (c)	6	583
Dril-Quip Inc. (b) (c)	12	524
FMC Technologies Inc. (c)	9	685
Input/Output Inc. (b) (c)	30	473
Unit Corp. (c)	12	783
Whiting Petroleum Corp. (c)	10	397
		3,958
FINANCIALS - 8.0%
Affiliated Managers Group Inc. (b) (c)	7	870
BioMed Realty Trust Inc.	16	410
East West Bancorp Inc. (b)	7	254
Greenhill & Co. Inc. (b)	8	556
HCC Insurance Holdings Inc. (b)	15	503
National Financial Partners Corp. (b)	11	498
ProAssurance Corp. (c)	9	520
Security Capital Assurance Ltd.	16	493
SVB Financial Group (b) (c)	12	625
Texas Capital Bancshares Inc. (c)	14	323
UCBH Holdings Inc. (b)	19	338
		5,390
HEALTH CARE - 19.4%
Accuray Inc. (b) (c)	3	66
Advanced Magnetics Inc. (c)	4	231
American Medical Systems Holdings Inc. (b) (c)	29	518
BioMarin Pharmaceutical Inc. (b) (c)	19	342
Cepheid Inc. (c)	13	192
Chemed Corp.	10	642

Eclipsys Corp. (b) (c)	27	528
Genesis HealthCare Corp. (c)	10	657
Gen-Probe Inc. (c)	10	601
Home Diagnostics Inc. (c)	17	197
Human Genome Sciences Inc. (b) (c)	24	213
Integra LifeSciences Holdings Corp. (b) (c)	11	527
inVentiv Health Inc. (c)	15	537
Kyphon Inc. (b) (c)	10	466
LifePoint Hospitals Inc. (c)	16	610
Magellan Health Services Inc. (c)	10	484
Medicines Co. (c)	18	318
Medics Pharmaceutical Corp. (b)	14	433
Mentor Corp. (b)	10	399
Myriad Genetics Inc. (b) (c)	13	493
NuVasive Inc. (b) (c)	23	610
Palomar Medical Technologies Inc. (b) (c)	5	178
Parexel International Corp. (c)	13	554
Pediatrix Medical Group Inc. (c)	8	448
Santarus Inc. (b) (c)	28	143
Sciele Pharma Inc. (b) (c)	21	486
United Therapeutics Corp. (b) (c)	7	457
Varian Inc. (c)	12	637
VCA Antech Inc. (c)	15	560
Wright Medical Group Inc. (b) (c)	19	464
		12,991
INDUSTRIALS - 16.4%
Actuant Corp. - Class A (b)	8	520
Acuity Brands Inc.	6	369
Advisory Board Co. (c)	6	313
American Commercial Lines Inc. (b) (c)	16	422
Bucyrus International Inc. - Class A (b)	11	782
Ceradyne Inc. (c)	9	646
CoStar Group Inc. (b) (c)	11	572
Forward Air Corp. (b)	14	475
General Cable Corp. (b) (c)	16	1,192
HUB Group Inc. - Class A (c)	15	537
Knight Transportation Inc. (b)	28	539
Korn/Ferry International (c)	28	733
Pike Electric Corp. (b) (c)	31	684
Regal-Beloit Corp.	11	535
Tetra Tech Inc. (b) (c)	27	583
Thomas & Betts Corp. (c)	12	707
TransDigm Group Inc. (c)	15	587
United Industrial Corp. (b)	5	316
WESCO International Inc. (b) (c)	8	481
		10,993
INFORMATION TECHNOLOGY - 25.9%
Ansys Inc. (c)	23	600
aQuantive Inc. (c)	18	1,133

Blackboard Inc. (b) (c)	19	780
Cirrus Logic Inc. (b) (c)	62	518
Cogent Inc. (b) (c)	31	452
Coherent Inc. (c)	16	484
DealerTrack Holdings Inc. (c)	14	499
Diodes Inc. (c)	14	571
Emulex Corp. (b) (c)	27	599
Euronet Worldwide Inc. (b) (c)	22	654
F5 Networks Inc. (b) (c)	9	712
FormFactor Inc. (c)	11	403
Global Payments Inc.	8	323
Informatica Corp. (c)	36	531
JDA Software Group Inc. (c)	18	356
Lawson Software Inc. (b) (c)	59	585
Micros Systems Inc. (b) (c)	11	621
Microsemi Corp. (b) (c)	25	589
MPS Group Inc. (c)	30	400
NetGear Inc. (b) (c)	14	497
Nice Systems Ltd. - ADR (c)	17	599
Omniture Inc. (b) (c)	9	203
Orbotech Ltd. (c)	12	278
Polycom Inc. (c)	14	460
Power Integrations Inc. (c)	20	529
Silicon Laboratories Inc. (c)	15	509
SiRF Technology Holdings Inc. (b) (c)	13	279
Tessera Technologies Inc. (c)	15	623
THQ Inc. (c)	19	581
Trimble Navigation Ltd. (c)	17	562
ValueClick Inc. (b) (c)	24	708
Varian Semiconductor Equipment Associates Inc. (c)	18	737
		17,375
MATERIALS - 2.9%
Carpenter Technology Corp.	6	764
Eagle Materials Inc. (b)	13	644
Grief Inc.	9	558
		1,966
TELECOMMUNICATION SERVICES - 2.9%
Dobson Communications Corp. (c)	54	605
NeuStar Inc. - Class A (b) (c)	17	481
SBA Communications Corp. (b) (c)	26	860
		1,946
UTILITIES - 0.5%
ITC Holdings Corp.	8	341

Total Common Stocks (cost $52,513)		65,751

SHORT TERM INVESTMENTS - 39.7%
Mutual Funds - 2.2%
JNL Money Market Fund, 5.18% (a) (h)	1,504	1,504

Securities Lending Collateral - 37.5%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	25,159	25,159

Total Short Term Investments (cost $26,663)		26,663

Total Investments - 137.7% (cost $79,176)		92,414

Other Assets and Liabilities, Net - (37.7%)		(25,325)

Total Net Assets - 100%		$67,089

JNL/Credit Suisse Global Natural Resources Fund
COMMON STOCKS - 94.4%
ENERGY - 28.7%
Acergy SA	96	$2,181
BP Plc	425	5,146
C.A.T. Oil AG (c)	80	2,187
Cairn Energy Plc (c)	40	1,417
Cameco Corp. (b)	46	2,332
Canadian Natural Resources Ltd.	30	1,993
Canoro Resources Ltd. (c)	82	58
DET Norske Oljeselskap (c)	700	1,471
Exxon Mobil Corp.	33	2,768
Falcon Oil & Gas Ltd. (c)	240	320
Hess Corp.	21	1,238
OPTI Canada Inc. (c)	70	1,493
Petroleo Brasileiro SA - ADR	25	3,032
Salamander Energy Plc (c)	68	282
SeaDrill Ltd. (c)	32	691
Southwestern Energy Co. (c)	36	1,602
Statoil ASA	112	3,485
Suncor Energy Inc.	29	2,612
Urals Energy Public Co. Ltd. (c)	54	404
Victoria Oil & Gas Plc (c)	42	40
		34,752
INDUSTRIALS - 1.3%
Aker Kvaerner ASA	60	1,526

MATERIALS - 64.4%
Air Products & Chemicals Inc.	21	1,708
Alcan Inc.	35	2,855
Alumina Ltd.	340	2,245
Anglo American Plc (c)	41	2,425
AngloGold Ashanti Ltd.	24	907
Antofagasta Plc	170	2,096
Banro Corp. (c)	72	744
Barrick Gold Corp.	96	2,791

Bayer AG	29	2,202
BHP Billiton Plc	390	10,886
First Quantum Minerals Ltd.	31	2,645
Givaudan	1	1,387
Goldcorp Inc. (b)	107	2,540
International Paper Co.	130	5,077
MagIndustries Corp. (c)	760	927
Metorex Ltd. (c)	290	1,018
Mineral Deposits Ltd. (b) (c)	380	428
MMC Norilsk Nickel - ADR	16	3,497
Nippon Steel Corp.	543	3,826
Praxair Inc.	24	1,728
Rio Tinto Plc	107	8,223
Shin-Etsu Chemical Co. Ltd.	22	1,608
Teck Cominco Ltd.	66	2,800
Umicore	14	3,056
UPM-Kymmene Oyj	182	4,508
Xstrata Plc	95	5,698
		77,825

Total Common Stocks (cost $102,606)		114,103

WARRANTS - 0.4%
Hindalco Industries Ltd. (e)	121	476

Total Warrants (cost $456)		476

SHORT TERM INVESTMENTS - 9.9%
Mutual Funds - 5.9%
JNL Money Market Fund, 5.18% (a) (h)	7,168	7,168

Securities Lending Collateral - 4.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	4,839	4,839

Total Short Term Investments (cost $12,007)		12,007

Total Investments - 104.7% (cost $115,069)		126,586

Other Assets and Liabilities, Net - (4.7%)		(5,649)

Total Net Assets - 100%		$120,938

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 119.2%
CONSUMER DISCRETIONARY - 13.3%
American Eagle Outfitters Inc.	4	$100
American Greetings Corp.	6	164
Best Buy Co. Inc.	10	443
Big Lots Inc. (c)	3	91
BorgWarner Inc.	2	129
Centex Corp.	2	88
DirecTV Group Inc. (c)	20	465
Eastman Kodak Co.	9	253
EchoStar Communications Corp. (c)	7	321
Ford Motor Co.	12	116
Hasbro Inc.	13	418
InterActiveCorp (c)	3	107
Johnson Controls Inc.	1	162
Kohl’s Corp. (c) (n)	5	369
Lear Corp. (c)	3	100
Mattel Inc.	7	172
NetFlix Inc. (c)	12	227
News Corp. Inc. - Class A	8	178
Nike Inc. - Class B	7	408
NVR Inc. (c)	-	204
Office Depot Inc. (c)	5	152
RadioShack Corp.	6	212
Sherwin-Williams Co.	5	346
Staples Inc.	5	112
Time Warner Inc.	14	292
TJX Cos. Inc.	7	187
TRW Automotive Holdings Corp. (c)	3	99
Walt Disney Co. (n)	20	676
Whirlpool Corp.	4	456
		7,047
CONSUMER STAPLES - 8.5%
Clorox Co.	2	130
Dean Foods Co.	14	440
General Mills Inc.	5	275
Kroger Co.	13	366
Molson Coors Brewing Co.	4	398
Pepsi Bottling Group Inc.	13	431
PepsiCo Inc.	2	143
Procter & Gamble Co. (n)	15	936
Reynolds American Inc.	3	189
Safeway Inc.	14	459
SYSCO Corp.	5	148
UST Inc.	3	172
Wal-Mart Stores Inc.	10	457
		4,544
ENERGY - 12.9%
Chevron Corp. (n)	14	1,146
Cimarex Energy Co.	3	102

ConocoPhillips	7	557
Devon Energy Corp.	1	110
ENSCO International Inc.	7	445
Exxon Mobil Corp. (n)	25	2,097
Halliburton Co.	7	238
Marathon Oil Corp. (n)	9	540
Murphy Oil Corp.	2	113
National Oilwell Varco Inc. (c)	5	521
Noble Corp.	2	185
Occidental Petroleum Corp.	4	249
Valero Energy Corp.	8	577
		6,880
FINANCIALS - 23.7%
ACE Ltd.	7	413
AFLAC Inc.	2	108
Allstate Corp. (n)	5	326
Aon Corp.	3	107
Axis Capital Holdings Ltd.	7	293
Bank of America Corp.	11	548
Bank of New York Co. Inc. (c)	3	124
Capital One Financial Corp.	4	306
CB Richard Ellis Group Inc. - Class A (c)	7	270
CIT Group Inc.	7	400
Citigroup Inc. (n)	18	939
Countrywide Financial Corp. (n)	5	171
Franklin Resources Inc.	2	225
Freddie Mac (n)	7	449
Genworth Financial Inc. - Class A	6	193
Goldman Sachs Group Inc.	3	650
Hartford Financial Services Group Inc. (n)	5	502
Jones Lang LaSalle Inc.	1	159
JPMorgan Chase & Co. (n)	22	1,061
Loews Corp.	9	479
Merrill Lynch & Co. Inc.	8	694
MetLife Inc.	2	103
Morgan Stanley (n)	9	730
Northern Trust Corp.	6	373
PNC Financial Services Group Inc.	5	379
Prudential Financial Inc.	6	564
Torchmark Corp.	4	275
Travelers Cos. Inc.	4	235
Washington Mutual Inc.	8	350
Wells Fargo & Co. (n)	24	854
XL Capital Ltd. - Class A	4	336
		12,616
HEALTH CARE - 16.5%
Aetna Inc. (n)	10	514
Amgen Inc. (c) (n)	10	525
Baxter International Inc.	5	265

Becton Dickinson & Co. (n)	5	395
Coventry Health Care Inc. (c)	8	450
Forest Laboratories Inc. (c)	9	429
Genzyme Corp. (c)	2	142
Humana Inc. (c)	7	408
Johnson & Johnson (n)	13	813
King Pharmaceuticals Inc. (c)	7	145
McKesson Corp.	6	352
Medtronic Inc.	2	109
Merck & Co. Inc.	6	294
Mylan Laboratories Inc.	20	360
Pfizer Inc. (n)	41	1,036
Schering-Plough Corp.	18	551
UnitedHealth Group Inc. (n)	13	644
Waters Corp. (c)	3	196
Watson Pharmaceuticals Inc. (c)	9	290
WellCare Health Plans Inc. (c)	4	317
WellPoint Inc. (c)	7	526
		8,761
INDUSTRIALS - 12.3%
3M Corp.	1	52
Alaska Air Group Inc. (c)	4	111
AMR Corp. (c)	6	158
Boeing Co. (n)	7	654
Caterpillar Inc.	4	329
Continental Airlines Inc. - Class B (c)	3	85
Cummins Inc.	5	476
Dover Corp. (n)	5	266
Eaton Corp.	4	391
FedEx Corp. (n)	4	422
Honeywell International Inc.	8	450
ITT Corp.	2	102
L-3 Communications Holdings Inc.	5	438
Lockheed Martin Corp.	2	207
Parker Hannifin Corp.	4	392
Raytheon Co.	9	485
RR Donnelley & Sons Co.	9	400
Ryder System Inc.	3	172
Steelcase Inc.	7	135
Tyco International Ltd. (c)	8	260
Union Pacific Corp.	5	530
		6,515
INFORMATION TECHNOLOGY - 19.6%
Accenture Ltd.	10	442
Apple Computer Inc. (c)	2	207
Applied Materials Inc.	18	362
BMC Software Inc. (c)	4	106
Cisco Systems Inc. (c) (n)	18	512
Computer Sciences Corp. (c)	8	450

Corning Inc. (c)	4	105
Dell Inc. (c) (n)	11	308
eBay Inc. (c)	4	116
Electronic Data Systems Corp.	17	469
Google Inc. - Class A (c)	1	314
Harris Corp.	2	109
Hewlett-Packard Co. (n)	20	870
Intel Corp. (n)	18	430
International Business Machines Corp. (n)	9	947
Intuit Inc. (c)	9	271
MEMC Electronic Materials Inc. (c)	2	116
Mentor Graphics Corp. (c)	8	105
Microsoft Corp. (n)	34	990
Network Appliance Inc. (c)	15	441
Novellus Systems Inc. (c)	13	363
Nvidia Corp. (c)	3	132
QLogic Corp. (c)	27	441
Symantec Corp. (c)	13	255
Synopsys Inc. (c)	5	119
Tektronix Inc.	4	142
Teradyne Inc. (c)	24	413
Texas Instruments Inc.	11	421
Western Digital Corp. (c)	10	186
Western Union Co.	15	302
		10,444
MATERIALS - 4.0%
Ashland Inc. (n)	7	441
Dow Chemical Co.	10	447
Freeport-McMoRan Copper & Gold Inc.	4	332
Hercules Inc. (c)	8	149
International Paper Co.	10	371
Nucor Corp.	2	88
United States Steel Corp.	3	305
		2,133
TELECOMMUNICATION SERVICES - 5.2%
AT&T Inc. (n)	33	1,382
CenturyTel Inc.	5	235
Qwest Communications International Inc. (c)	44	426
US Cellular Corp. (c)	3	299
Verizon Communications Inc.	10	412
		2,754
UTILITIES - 3.2%
Constellation Energy Group Inc.	2	200
Edison International Inc.	5	303
Entergy Corp.	2	203
FirstEnergy Corp.	6	382
FPL Group Inc.	1	79
PG&E Corp.	10	444
Public Service Enterprise Group Inc.	1	88

		1,699

Total Common Stocks (cost $60,629)		63,393

Total Investments - 119.2% (cost $60,629)		63,393

Securities Sold Short, Net – (20.4%)		(10,833)

Other Assets and Liabilities, Net - 1.2%		618

Total Net Assets - 100%		$53,178

Securities Sold Short
COMMON STOCKS- 20.4%
CONSUMER DISCRETIONARY - 5.2%
Borders Group Inc.	14	$274
Dollar General Corp.	11	241
Fortune Brands Inc.	1	115
Hilton Hotels Corp.	4	117
Hovnanian Enterprises Inc. - Class A	12	205
Interpublic Group of Cos. Inc.	12	141
Lamar Advertising Co.	2	132
McClatchy Co. - Class A	13	337
New York Times Co. - Class A	13	325
Pulte Homes Inc.	11	240
Saks Inc.	6	117
Service Corp. International	8	98
Starwood Hotels & Resorts Worldwide Inc.	2	101
Tiffany & Co.	2	107
XM Satellite Radio Holdings Inc. - Class A	15	173
		2,723
CONSUMER STAPLES - 0.9%
Brown-Forman Corp. - Class B	2	117
Constellation Brands Inc. - Class A	4	102
Kraft Foods Inc. - Class A	5	162
Whole Foods Market Inc.	3	111
		492
ENERGY - 2.3%
Cheniere Energy Inc.	8	306
Consol Energy Inc.	2	101
El Paso Corp.	14	234
Peabody Energy Corp.	6	295
Spectra Energy Corp.	11	284
		1,220
FINANCIALS - 0.9%
Progressive Corp.	10	244
Sovereign Bancorp Inc.	12	260
		504
HEALTH CARE - 2.8%

Barr Laboratories Inc.	5	271
Brookdale Senior Living Inc.	7	328
Manor Care Inc.	5	300
Tenet Healthcare Corp.	50	322
Triad Hospitals Inc.	5	248
		1,469
INDUSTRIALS - 1.2%
Pitney Bowes Inc.	6	286
USG Corp.	7	353
		639
INFORMATION TECHNOLOGY - 2.7%
CA Inc.	8	209
Ciena Corp.	8	289
JDS Uniphase Corp.	20	267
PMC - Sierra Inc.	30	229
Rambus Inc.	6	111
Unisys Corp.	39	353
		1,458
MATERIALS - 1.7%
Bowater Inc.	4	105
Newmont Mining Corp.	9	332
Temple-Inland Inc.	3	160
Weyerhaeuser Co.	4	290
		887
TELECOMMUNICATION SERVICES - 1.8%
Crown Castle International Corp.	9	308
SBA Communications Corp.	10	346
Windstream Corp.	22	317
		971
UTILITIES - 0.9%
Aqua America Inc.	10	214
CMS Energy Corp.	15	256
		470

Total Common Stocks Sold Short - 20.4% (proceeds $10,969)		$10,833

JNL/Eagle Core Equity Fund
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 7.7%
McDonald’s Corp.	79	$4,011
Omnicom Group Inc.	93	4,898
Viacom Inc. - Class B (c)	69	2,857
		11,766
CONSUMER STAPLES - 9.8%
Coca-Cola Co.	96	5,015
CVS Corp.	144	5,262
Kimberly-Clark Corp.	40	2,675
Wal-Mart Stores Inc.	43	2,078
		15,030

FINANCIALS - 25.9%
American Express Co.	49	3,021
American International Group Inc.	74	5,152
Bank of America Corp.	124	6,054
Capital One Financial Corp. (b)	80	6,300
Citigroup Inc.	113	5,803
Countrywide Financial Corp.	38	1,379
Freddie Mac	67	4,069
State Street Corp.	44	2,981
Wachovia Corp.	93	4,754
		39,513
HEALTH CARE - 12.9%
Amgen Inc. (c)	50	2,766
Boston Scientific Corp. (b) (c)	164	2,511
Johnson & Johnson	70	4,343
Pfizer Inc.	122	3,130
Wyeth	60	3,417
Zimmer Holdings Inc. (c)	42	3,557
		19,724
INDUSTRIALS - 16.0%
General Electric Corp.	212	8,122
Tyco International Ltd. (c)	93	3,132
United Parcel Service Inc. - Class B	40	2,890
United Technologies Corp.	77	5,445
Waste Management Inc.	123	4,789
		24,378
INFORMATION TECHNOLOGY - 19.9%
Applied Materials Inc. (b)	157	3,114
EMC Corp. (c)	174	3,150
Intel Corp.	212	5,042
Microsoft Corp.	207	6,106
Motorola Inc.	168	2,968
Nokia Oyj - Class A - ADR	206	5,800
Oracle Corp. (c)	213	4,205
		30,385
TELECOMMUNICATION SERVICES - 3.9%
Sprint Nextel Corp.	286	5,921

Total Common Stocks (cost $131,946)		146,717

WARRANTS - 0.0%
Raytheon Co.	1	22

Total Warrants (cost $0)		22

SHORT TERM INVESTMENTS - 8.5%
Mutual Funds - 3.8%
JNL Money Market Fund, 5.18% (a) (h)	5,836	5,836

Securities Lending Collateral - 4.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	7,128	7,128

Total Short Term Investments (cost $12,964)		12,964

Total Investments - 104.6% (cost $144,910)		159,703

Other Assets and Liabilities, Net - (4.6%)		(7,066)

Total Net Assets - 100%		$152,637

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 17.4%
BJ’s Restaurants Inc. (c)	72	$1,427
Build-A-Bear Workshop Inc. (b) (c)	148	3,863
Carter’s Inc. (b) (c)	111	2,879
Entravision Communications Corp. (b) (c)	254	2,649
Genesco Inc. (b) (c)	114	5,942
Pool Corp. (b)	41	1,614
Red Robin Gourmet Burgers Inc. (b) (c)	52	2,095
U.S. Auto Parts Network Inc. (c)	88	830
Universal Electronics Inc. (b) (c)	219	7,960
Vail Resorts Inc. (b) (c)	55	3,369
Volcom Inc. (b) (c)	148	7,399
		40,027
CONSUMER STAPLES - 0.9%
Physicians Formula Holdings Inc. (c)	124	1,954

ENERGY - 6.7%
Core Laboratories NV (c)	25	2,569
Edge Petroleum Corp. (b) (c)	48	668
Goodrich Petroleum Corp. (b) (c)	99	3,429
Lufkin Industries Inc. (b)	24	1,531
Tetra Technologies Inc. (b) (c)	170	4,807
Unit Corp. (c)	40	2,503
		15,507
FINANCIALS - 7.2%
American Safety Insurance Holdings Ltd. (c)	48	1,134
Boston Private Financial Holdings Inc. (b)	49	1,315
Cash America International Inc. (b)	117	4,654
Cowen Group Inc. (c)	136	2,437
First Mercury Financial Corp. (c)	69	1,448
Greenhill & Co. Inc. (b)	48	3,297
Investment Technology Group Inc. (b) (c)	55	2,392
		16,678
HEALTH CARE - 16.8%
American Medical Systems Holdings Inc. (b) (c)	203	3,666

Animal Health International Inc. (c)	78	1,130
Arrow International Inc. (b)	122	4,658
Centene Corp. (b) (c)	133	2,849
Cubist Pharmaceuticals Inc. (c)	67	1,319
Cutera Inc. (c)	122	3,051
DJO Inc. (b) (c)	40	1,670
Eclipsys Corp. (b) (c)	269	5,332
Icon Plc - ADR (c)	44	1,925
Matria Healthcare Inc. (b) (c)	103	3,111
MWI Veterinary Supply Inc. (b) (c)	27	1,080
Myriad Genetics Inc. (b) (c)	40	1,493
Respironics Inc. (b) (c)	81	3,463
Thoratec Corp. (b) (c)	123	2,257
Vital Images Inc. (b) (c)	60	1,639
		38,643
INDUSTRIALS - 19.9%
Actuant Corp. - Class A (b)	58	3,653
Bucyrus International Inc. - Class A (b)	94	6,621
Corrections Corp. of America (b) (c)	79	4,981
General Cable Corp. (b) (c)	61	4,605
Geo Group Inc. (b) (c)	56	1,627
Global Cash Access Inc. (b) (c)	279	4,475
InfraSource Services Inc. (b) (c)	101	3,740
Kaydon Corp. (b)	67	3,511
School Specialty Inc. (b) (c)	74	2,629
Titan International Inc. (b)	167	5,274
Waste Connections Inc. (b) (c)	161	4,869
		45,985
INFORMATION TECHNOLOGY - 20.3%
Advanced Energy Industries Inc. (b) (c)	56	1,263
Ansys Inc. (c)	167	4,423
Avid Technology Inc. (b) (c)	82	2,888
CNET Networks Inc. (b) (c)	427	3,500
Coherent Inc. (c)	179	5,455
Daktronics Inc. (b)	36	765
Dolby Laboratories Inc. - Class A (c)	83	2,954
Eagle Test Systems Inc. (b) (c)	98	1,578
EMS Technologies Inc. (b) (c)	107	2,353
EnerNOC Inc. (c)	36	1,356
Factset Research Systems Inc. (b)	44	3,005
Internet Capital Group Inc. (b) (c)	121	1,495
Ixia (b) (c)	195	1,810
OYO Geospace Corp. (b) (c)	94	6,939
Sirenza Microdevices Inc. (b) (c)	45	540
Switch & Data Facilities Co. (c)	81	1,547
The9 Ltd. - ADR (b) (c)	70	3,250
Trident Microsystems Inc. (b) (c)	88	1,609
		46,730
MATERIALS - 7.6%

Claymont Steel Holdings Inc. (c)	90	1,921
Northwest Pipe Co. (c)	20	723
Quaker Chemical Corp.	45	1,073
Terra Industries Inc. (b) (c)	352	8,941
Texas Industries Inc. (b)	48	3,783
Zoltek Cos. Inc. (c)	28	1,165
		17,606

Total Common Stocks (cost $167,559)		223,130

SHORT TERM INVESTMENTS - 41.2%
Mutual Funds - 4.0%
JNL Money Market Fund, 5.18% (a) (h)	9,167	9,167

Securities Lending Collateral - 37.2%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	85,872	85,872

Total Short Term Investments (cost $95,039)		95,039

Total Investments - 138.0% (cost $262,598)		318,169

Other Assets and Liabilities, Net - (38.0%)		(87,579)

Total Net Assets - 100%		$230,590

JNL/FI Balanced Fund * (t)
COMMON STOCKS - 65.5%
CONSUMER DISCRETIONARY - 5.2%
McDonald’s Corp.	12	$607
Time Warner Inc.	40	835
Other Securities		7,985
		9,427
CONSUMER STAPLES - 4.2%
Altria Group Inc.	17	1,185
Procter & Gamble Co.	21	1,266
Other Securities		4,888
		7,339
ENERGY - 9.4%
Nabors Industries Ltd. (c)	16	527
National Oilwell Varco Inc. (c)	39	4,049
Pride International Inc. (c)	22	824
Smith International Inc. (b)	20	1,149
Valero Energy Corp. (b)	32	2,393
Weatherford International Ltd. (c)	17	939
Other Securities		6,778
		16,659
FINANCIALS - 13.7%
American International Group Inc.	21	1,492
Bank of America Corp.	36	1,777
Citigroup Inc.	18	918
Fannie Mae	12	751
Freddie Mac	8	482
JPMorgan Chase & Co.	35	1,700
Pico Holdings Inc. (c)	17	727
PNC Financial Services Group Inc.	7	472
Wells Fargo & Co.	24	844
Other Securities		14,936
		24,099
HEALTH CARE - 5.1%
UnitedHealth Group Inc.	13	688
Wyeth	8	482
Other Securities		7,886
		9,056
INDUSTRIALS - 7.9%
Chicago Bridge & Iron Co. NV - ADR	13	483
Fluor Corp.	8	936
Shaw Group Inc. (c)	16	727
Tyco International Ltd. (c)	26	868
United Technologies Corp.	8	546
Washington Group International Inc. (c)	11	861
Other Securities		9,464
		13,885
INFORMATION TECHNOLOGY - 10.2%
Amphenol Corp. - Class A	14	499
Itron Inc. (b) (c)	8	598
Nintendo Co. Ltd.	2	549

Seagate Technology Inc.	30	660
Other Securities		15,621
		17,927
MATERIALS - 3.5%
Alcoa Inc.	13	515
Mosaic Co. (b) (c)	15	566
Titanium Metals Corp. (b) (c)	35	1,108
Other Securities		3,926
		6,115
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc.	73	3,015
Verizon Communications Inc.	24	1,005
Other Securities		1,571
		5,591
UTILITIES - 3.1%
AES Corp. (c)	26	565
Constellation Energy Group Inc.	7	628
NRG Energy Inc. (c)	26	1,093
Other Securities		3,259
		5,545

Total Common Stocks (cost $96,734)		115,643

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.0%
Other Securities		56

INFORMATION TECHNOLOGY - 0.0%
Other Securities		-

MATERIALS - 0.2%
Other Securities		218

Total Preferred Stocks (cost $220)		274

WARRANTS - 0.0%
Other Securities		-

Total Warrants (cost $0)		-

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
Other Securities		92

HEALTH CARE - 0.0%
Other Securities		51

INFORMATION TECHNOLOGY - 0.0%
Other Securities		33

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		77

Total Corporate Bonds and Notes (cost $241)		253

GOVERNMENT AND AGENCY OBLIGATIONS - 32.5%
GOVERNMENT SECURITIES - 32.5%
U.S. Treasury Securities - 32.5%
U.S. Treasury Bond
6.25%, 08/15/23 (b)	$2,050	2,276
6.13%, 08/15/29 (b)	5,150	5,777
U.S. Treasury Note
4.88%, 04/30/08 (b)	9,006	8,994
3.38%, 09/15/09 (b)	15,924	15,426
4.38%, 12/15/10	1,900	1,869
4.75%, 03/31/11 (b)	750	746
4.25%, 11/15/13 (b)	9,685	9,324
4.25%, 11/15/14 (b)	6,550	6,250
5.13%, 05/15/16 (b)	6,700	6,737

Total Government and Agency Obligations (cost $58,302)		57,399

SHORT TERM INVESTMENTS - 37.1%
Mutual Funds - 1.4%
JNL Money Market Fund, 5.18% (a) (h)	2,543	2,543

Securities Lending Collateral - 35.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	62,928	62,928

Total Short Term Investments (cost $65,471)		65,471

Total Investments - 135.4% (cost $220,968)		239,040

Other Assets and Liabilities, Net - (35.4%)		(62,533)

Total Net Assets - 100%		$176,507

JNL/FI Mid-Cap Equity Fund
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 27.1%
DeVry Inc.	198	$6,724
Harman International Industries Inc.	134	15,695
International Game Technology	41	1,608
Phillips-Van Heusen	16	969
Sears Holdings Corp. (c)	36	6,153
Service Corp. International	126	1,608
Shuffle Master Inc. (b) (c)	53	881

Time Warner Inc.	396	8,339
Walt Disney Co.	245	8,352
Weight Watchers International Inc. (b)	123	6,253
		56,582
CONSUMER STAPLES - 4.3%
Coca Cola Hellenic Bottling Co. SA - ADR	52	2,407
Cott Corp. (c)	121	1,757
Molson Coors Brewing Co.	50	4,644
		8,808
ENERGY - 3.3%
EOG Resources Inc.	18	1,337
EXCO Resources Inc. (b) (c)	105	1,831
Goodrich Petroleum Corp. (b) (c)	39	1,354
SEACOR Holdings Inc. (b) (c)	24	2,250
		6,772
FINANCIALS - 5.0%
Ashmore Group Plc	553	2,990
East West Bancorp Inc. (b)	57	2,230
EFG International	13	591
Greenhill & Co. Inc. (b)	25	1,683
Jefferies Group Inc.	20	532
Lazard Ltd. - Class A (b)	53	2,378
		10,404
HEALTH CARE - 2.4%
Advanced Medical Optics Inc. (b) (c)	116	4,053
Neurocrine Biosciences Inc. (b) (c)	91	1,017
		5,070
INDUSTRIALS - 18.6%
ABB Ltd. - ADR (b)	103	2,323
AirAsia BHD (c)	3,012	1,658
Delta Air Lines Inc. (c)	108	2,122
Flowserve Corp.	98	6,981
Global Cash Access Inc. (c)	130	2,089
Hertz Global Holdings Inc. (c)	307	8,162
Knoll Inc. (b)	115	2,583
Nexans SA	16	2,708
Prysmian SPA (c)	200	4,859
Quanta Services Inc. (b) (c)	175	5,376
		38,861
INFORMATION TECHNOLOGY - 26.3%
Advanced Micro Devices Inc. (b) (c)	205	2,929
Agilent Technologies Inc. (c)	243	9,327
Electronic Arts Inc. (c)	150	7,074
Juniper Networks Inc. (c)	381	9,579
MasterCard Inc.	4	583
MoneyGram International Inc.	12	326
NAVTEQ Corp. (b) (c)	199	8,431
Openwave Systems Inc. (b)	163	1,018
SanDisk Corp. (b) (c)	144	7,062

Sun Microsystems Inc. (c)	841	4,424
Verigy Ltd. - ADR (c)	-	-
Western Union Co.	198	4,120
		54,873
TELECOMMUNICATION SERVICES - 11.7%
American Tower Corp. (c)	159	6,695
AT&T Inc.	311	12,894
Level 3 Communications Inc. (b) (c)	368	2,150
Time Warner Telecom Inc. - Class A (b) (c)	134	2,691
		24,430

Total Common Stocks (cost $182,024)		205,800

SHORT TERM INVESTMENTS - 19.4%
Securities Lending Collateral - 19.4%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	40,605	40,605

Total Short Term Investments (cost $40,605)		40,605

Total Investments - 118.1% (cost $222,629)		246,405

Other Assets and Liabilities, Net - (18.1%)		(37,797)

Total Net Assets - 100%		$208,609

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT FUNDS - 100.0%
JNL/Franklin Templeton Global Growth Fund (a)	13,720	$145,570
JNL/Franklin Templeton Income Fund (a)	12,727	141,779
JNL/Franklin Templeton Mutual Shares Fund (a)	13,625	145,107
Total Investment Funds (cost $422,940)		432,456

Total Investments - 100.0% (cost $422,940)		432,456

Other Assets and Liabilities, Net - 0.0%		(16)

Total Net Assets - 100%		$432,440

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 21.9%
Accor SA	-	$27
Apollo Group Inc. - Class A (c)	30	1,753
Bayerische Motoren Werke AG	40	2,599
British Sky Broadcasting Plc	10	129
Chico’s FAS Inc. (c)	20	487
Comcast Corp. - Class A (c)	30	844

Comcast Corp. - Special Class A (c)	60	1,678
Compass Group Plc	65	451
Eastman Kodak Co. (b)	70	1,948
Expedia Inc. (c)	45	1,318
Fuji Photo Film Co. Ltd. (b)	15	671
Harley-Davidson Inc.	20	1,192
Hyundai Motor Co. Ltd.	20	1,580
Interpublic Group of Cos. Inc. (b) (c)	175	1,995
Kingfisher Plc	300	1,365
Koninklijke Philips Electronics NV	40	1,709
Mediaset SpA (b)	140	1,450
News Corp. Inc. - Class A	170	3,606
NOK Corp.	45	959
Pearson Plc	25	423
Peugeot SA	16	1,295
Reed Elsevier NV	120	2,297
Time Warner Inc.	175	3,682
Viacom Inc. - Class B (c)	40	1,664
Vivendi Universal SA	70	3,022
		38,144
CONSUMER STAPLES - 0.2%
Nestle SA	1	439

ENERGY - 6.9%
BP Plc	280	3,390
El Paso Corp.	100	1,723
ENI SpA (b)	30	1,092
Repsol YPF SA (b)	5	198
Royal Dutch Shell Plc - Class B	70	2,928
Total SA (b)	33	2,692
		12,023
FINANCIALS - 23.5%
ACE Ltd.	5	313
American International Group Inc.	50	3,502
Aviva Plc	150	2,240
Banca Intesa San Paolo SpA (b)	450	3,368
Cheung Kong Holdings Ltd.	12	157
Commerzbank AG	12	576
HSBC Holdings Plc	180	3,277
ING Groep NV	75	3,328
Kookmin Bank - ADR	30	2,632
Mega Financial Holdings Co. Ltd.	1,600	1,083
Mitsubishi UFJ Financial Group Inc.	-	2,982
Muenchener Rueckversicherungs AG (b)	7	1,290
Nomura Holdings Inc. (b)	30	585
Old Mutual Plc	500	1,696
Royal Bank of Scotland Group Plc	230	2,924
Shinsei Bank Ltd.	75	303
Standard Life Plc	100	663

Sumitomo Mitsui Financial Group Inc.	-	2,802
Torchmark Corp.	30	2,010
UBS AG	30	1,808
UniCredito Italiano SpA (b)	380	3,409
		40,948
HEALTH CARE - 10.6%
Amgen Inc. (c)	60	3,317
Boston Scientific Corp. (c)	120	1,841
Bristol-Myers Squibb Co.	7	221
GlaxoSmithKline Plc	120	3,145
Novartis AG	40	2,260
Pfizer Inc.	130	3,324
Quest Diagnostics Inc.	30	1,550
Sanofi-Aventis (b)	35	2,846
		18,504
INDUSTRIALS - 12.9%
Deutsche Post AG	80	2,602
Ebara Corp. (b)	350	1,609
FedEx Corp.	24	2,663
General Electric Corp.	90	3,445
Pitney Bowes Inc.	50	2,341
Rolls-Royce Group Plc (c)	75	811
Siemens AG	24	3,462
Tyco International Ltd. (c)	110	3,717
United Parcel Service Inc. - Class B	25	1,825
		22,475
INFORMATION TECHNOLOGY - 9.4%
Accenture Ltd.	45	1,930
Electronic Data Systems Corp.	19	527
Infineon Technologies AG (c)	60	1,000
Microsoft Corp.	120	3,536
Oracle Corp. (c)	150	2,957
Samsung Electronics Co. Ltd. - ADR (f)	11	3,095
Seagate Technology Inc.	155	3,374
		16,419
MATERIALS - 1.7%
International Paper Co.	10	391
Stora Enso Oyj - Class R	15	284
Svenska Cellulosa AB	85	1,429
UPM-Kymmene Oyj	35	866
		2,970
TELECOMMUNICATION SERVICES - 6.2%
France Telecom SA	80	2,209
Singapore Telecommunications Ltd.	850	1,888
SK Telecom Co. Ltd. - ADR	40	1,094
Sprint Nextel Corp.	140	2,899
Vodafone Group Plc	800	2,696
		10,786

Total Common Stocks (cost $158,014)		162,708

GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 8.0%
Federal Home Loan Bank - 8.0%
Federal Home Loan Bank, 4.80%, 07/02/07 (j)	$13,883	13,881

Total Government and Agency Obligations (cost $13,881)		13,881

SHORT TERM INVESTMENTS - 8.0%
Securities Lending Collateral - 8.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	13,976	13,976

Total Short Term Investments (cost $13,976)		13,976

Total Investments - 109.3% (cost $185,871)		190,565

Other Assets and Liabilities, Net - (9.3%)		(16,242)

Total Net Assets - 100%		$174,323

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 29.7%
CONSUMER DISCRETIONARY - 1.8%
DR Horton Inc.	80	$1,594
KB Home	55	2,165
Lennar Corp. (b)	35	1,280
Ryland Group Inc. (b)	30	1,121
		6,160
ENERGY - 4.7%
BP Plc - ADR	10	721
Canadian Oil Sands Trust (b)	30	928
Chesapeake Energy Corp. (b)	40	1,384
Chevron Corp.	20	1,685
ConocoPhillips	50	3,925
Halliburton Co.	75	2,588
Spectra Energy Corp.	100	2,596
TransCanada Corp. (b)	70	2,407
		16,234
FINANCIALS - 5.2%
Anthracite Capital Inc. (b)	33	381
Bank of America Corp.	70	3,422
CapitalSource Inc. (b)	16	386
Citigroup Inc.	60	3,077
HSBC Holdings Plc	150	2,756
JPMorgan Chase & Co.	30	1,454

Wachovia Corp.	30	1,538
Washington Mutual Inc. (b)	120	5,117
		18,131
HEALTH CARE - 3.5%
Johnson & Johnson	90	5,546
Merck & Co. Inc.	19	941
Pfizer Inc.	220	5,625
		12,112
INDUSTRIALS - 3.4%
3M Corp.	40	3,472
Caterpillar Inc.	30	2,349
General Electric Corp.	110	4,211
United Parcel Service Inc. - Class B	25	1,824
		11,856
INFORMATION TECHNOLOGY - 0.7%
Intel Corp.	110	2,614

MATERIALS - 1.0%
Barrick Gold Corp.	40	1,163
Dow Chemical Co.	25	1,106
Lyondell Chemical Co.	30	1,113
		3,382
TELECOMMUNICATION SERVICES - 1.4%
AT&T Inc.	60	2,490
Verizon Communications Inc.	50	2,059
Vodafone Group Plc - ADR	12	404
		4,953
UTILITIES - 8.0%
AGL Resources Inc.	15	607
Ameren Corp. (b)	20	980
Atmos Energy Corp.	50	1,503
Consolidated Edison Inc. (b)	30	1,354
Dominion Resources Inc.	13	1,122
Duke Energy Corp.	92	1,678
Exelon Corp.	5	363
FirstEnergy Corp. (b)	10	647
FPL Group Inc.	9	505
PG&E Corp.	50	2,265
Pinnacle West Capital Corp.	20	797
Portland General Electric Co.	100	2,744
Progress Energy Inc.	10	447
Public Service Enterprise Group Inc.	18	1,615
Southern Co. (b)	100	3,429
TECO Energy Inc. (b)	70	1,203
TXU Corp.	100	6,730
		27,989

Total Common Stocks (cost $99,407)		103,431

PREFERRED STOCKS - 4.1%
ENERGY - 0.2%
Chesapeake Energy Corp., Convertible Preferred,
6.25%, 06/15/09	3	791

FINANCIALS - 3.3%
Citigroup Funding Inc., 9.63%, 03/14/08	40	842
Citigroup Funding Inc., Convertible Preferred,
7.50%, 12/24/07	30	979
Credit Suisse USA Inc., Convertible Preferred,
8.00%, 03/07/08	21	1,510
Deutsche Bank AG, Convertible Preferred,
10.00%, 10/03/07 (f)	23	1,681
Goldman Sachs Group Inc., Convertible Preferred,
10.00%, 10/19/07 (f)	25	1,097
Lehman Brothers Holdings Inc., Convertible Preferred
7.00%, 07/25/07	15	553
8.50%, 08/04/07	30	594
Merrill Lynch & Co. Inc., Convertible Preferred,
9.00%, 04/08/08 (f)	11	450
Morgan Stanley, Convertible Preferred
8.50%, 10/19/07 (f)	5	200
7.30%, 01/24/08 (f)	30	677
7.00%, 05/30/08 (f)	80	2,179
Wachovia Bank NA, Convertible Preferred,
7.25%, 09/13/07 (f)	20	756
		11,518
MATERIALS - 0.4%
Freeport-McMoRan Copper & Gold Inc., Convertible Preferred,
6.75%, 05/01/10	7	835
Huntsman Corp., Convertible Preferred, 5.00%, 02/16/08	10	490
		1,325
UTILITIES - 0.2%
PNM Resources Inc.	10	500

Total Preferred Stocks (cost $13,182)		14,134

CORPORATE BONDS AND NOTES - 40.9%
CONSUMER DISCRETIONARY - 8.0%
Beazer Homes USA Inc.
6.88%, 07/15/15	$800	688
8.13%, 06/15/16 (b)	750	735
Cablevision Systems Corp., 8.00%, 04/15/12 (b) (k)	1,500	1,481
CCH I Holdings LLC, 11.75%, 05/15/14 (b) (k)	3,500	3,439
CCH I LLC, 11.00%, 10/01/15 (b)	1,600	1,670
Charter Communications Holdings II LLC,
10.25%, 09/15/10 (b)	300	314
Clear Channel Communications Inc., 5.75%, 01/15/13	1,400	1,261
Dollar General Corp., 10.63%, 07/15/15, TBA (f) (g)	3,500	3,378

DR Horton Inc., 5.63%, 01/15/16	1,650	1,496
Ford Motor Co., 7.45%, 07/16/31 (b)	2,000	1,598
General Motors Corp., 8.38%, 07/15/33 (b)	1,200	1,095
K Hovnanian Enterprises Inc., 7.50%, 05/15/16	450	410
KB Home
6.38%, 08/15/11	1,000	950
5.75%, 02/01/14	2,000	1,760
Lamar Media Corp., 6.63%, 08/15/15	500	474
MGM Mirage Inc., 6.75%, 04/01/13	2,900	2,755
RH Donnelley Corp.,
6.88%, 01/15/13 (b)	1,000	948
8.88%, 01/15/16	200	208
TRW Automotive Inc., 7.25%, 03/15/17 (f)	1,400	1,334
Univision Communications Inc., 9.75%, 03/15/15 (b) (f)	1,000	987
Viacom Inc., 6.25%, 04/30/16 (b)	300	294
XM Satellite Radio Inc., 9.75%, 05/01/14 (b)	450	440
		27,715
CONSUMER STAPLES - 1.4%
Dole Food Co. Inc., 8.63%, 05/01/09 (k)	1,000	998
Reynolds American Inc., 7.25%, 06/01/13	300	311
Smithfield Foods Inc., 7.75%, 07/01/17 (b)	3,500	3,500
		4,809
ENERGY - 7.8%
Callon Petroleum Co., 9.75%, 12/08/10	875	866
Chesapeake Energy Corp.
6.50%, 08/15/17 (b)	4,000	3,790
6.25%, 01/15/18	2,200	2,054
Compagnie Generale de Geophysique SA
7.50%, 05/15/15	300	300
7.75%, 05/15/17	500	506
El Paso Corp., 7.75%, 01/15/32 (b)	1,000	1,007
Mariner Energy Inc., 7.50%, 04/15/13	2,000	1,960
Massey Energy Co., 6.88%, 12/15/13 (b)	450	412
Newfield Exploration Co., 6.63%, 04/15/16	1,000	963
OPTI Canada Inc., 7.88%, 12/15/14 (f)	2,500	2,500
Peabody Energy Corp., 7.38%, 11/01/16	1,300	1,326
Pioneer Natural Resources Co., 6.88%, 05/01/18	1,500	1,422
Plains Exploration & Production Co., 7.75%, 06/15/15	3,500	3,474
Pogo Producing Co., 7.88%, 05/01/13	200	204
Sabine Pass LNG LP
7.25%, 11/30/13 (f)	500	496
7.50%, 11/30/16 (f)	1,000	995
SESI LLC, 6.88%, 06/01/14	1,140	1,109
Tesoro Corp., 6.50%, 06/01/17 (f)	800	782
W&T Offshore Inc., 8.25%, 6/15/14 (f)	3,000	2,963
		27,129
FINANCIALS - 5.3%
Ford Motor Credit Co.
7.38%, 10/28/09 (b)	4,500	4,467

7.88%, 06/15/10	1,000	1,000
9.88%, 08/10/11	1,000	1,050
General Motors Acceptance Corp.
5.63%, 05/15/09	1,000	978
7.75%, 01/19/10	500	506
6.88%, 09/15/11 (b)	3,000	2,951
6.88%, 08/28/12	1,200	1,173
Host Hotels & Resorts Inc., 6.88%, 11/01/14 (b)	1,000	989
Host Marriott LP
6.38%, 03/15/15 (b)	600	576
6.75%, 06/01/16	1,000	980
Residential Capital Corp., 6.38%, 06/30/10 (b)	4,000	3,947
		18,617
HEALTH CARE - 6.2%
Amgen Inc., 0.38%, 02/01/13 (b)	3,000	2,663
Community Health Systems Inc.,
8.88%, 07/15/15, TBA (f) (g)	2,500	2,534
DaVita Inc.
6.63%, 03/15/13	2,300	2,245
6.63%, 03/15/13 (f)	2,000	1,953
7.25%, 03/15/15 (b)	400	395
HCA Inc.
6.50%, 02/15/16 (b)	1,500	1,269
9.25%, 11/15/16 (f)	400	426
Mylan Laboratories Inc., 6.38%, 08/15/15	1,500	1,545
Tenet Healthcare Corp.
6.38%, 12/01/11	500	457
9.25%, 02/01/15 (b) (k)	5,500	5,225
United Surgical Partners International Inc.,
8.88%, 05/01/17 (f)	1,000	1,003
US Oncology Holdings Inc., 9.80%, 03/15/12 (f) (i)	1,000	983
Vanguard Health Systems Co. LLC, 11.25%, 10/01/15 (k)	1,000	814
		21,512
INDUSTRIALS - 3.0%
Allied Waste North America Inc.
6.50%, 11/15/10	500	490
6.38%, 04/15/11 (b)	1,500	1,459
7.13%, 05/15/16 (b)	400	391
Case New Holland Inc., 7.13%, 03/01/14	500	506
D.R. Horton Inc., 6.50%, 04/15/16	1,000	957
DRS Technologies Inc., 6.63%, 02/01/16	300	290
Hawker Beechcraft Corp., 8.50%, 04/01/15 (b) (f)	200	207
Johnson Diversey Holdings Inc., 10.67%, 05/15/13 (k)	750	776
L-3 Communications Corp.
5.88%, 01/15/15	1,000	928
6.38%, 10/15/15 (b)	2,000	1,890
RBS Global & Rexnord Corp., 8.88%, 09/01/16	500	501
Rental Service Corp., 9.50%, 12/01/14 (f)	100	102
Rexnord Holdings Inc., 11.35%, 02/20/13 (e)	1,000	985

United Rentals Inc., 7.75%, 11/15/13 (b)	1,000	1,000
		10,482
INFORMATION TECHNOLOGY - 4.4%
Flextronics International Ltd., 6.25%, 11/15/14 (b)	1,000	910
Freescale Semiconductor Inc.
8.88%, 12/15/14 (b) (f)	2,400	2,292
10.13%, 12/15/16 (b) (f)	2,500	2,350
Nortel Networks Corp., 4.25%, 09/01/08	900	888
NXP BV, 9.50%, 10/15/15 (b)	500	493
Sanmina-SCI Corp.
6.75%, 03/01/13 (b)	1,200	1,092
8.11%, 06/15/14 (b) (f) (i)	2,100	2,100
8.13%, 03/01/16 (b)	1,500	1,395
Seagate Technology Inc.
6.38%, 10/01/11	3,000	2,925
6.80%, 10/01/16	500	480
Sungard Data Systems Inc., 10.25%, 08/15/15 (b)	300	316
		15,241
MATERIALS - 2.7%
Berry Plastics Corp.
6.50%, 06/15/14, TBA (g)	2,000	1,945
8.88%, 09/15/14 (b)	1,000	1,013
Chemtura Corp., 6.88%, 06/01/16	500	473
Freeport-McMoRan Copper & Gold Inc.,
8.38%, 04/01/17 (b)	700	747
INEOS Group Holdings Plc, 7.88%, 02/15/16 (f) EUR	1,250	1,586
Jefferson Smurfit Corp., 8.25%, 10/01/12 (b)	600	596
Johnson Diversey Holdings Inc., 9.63%, 05/15/12	300	313
Lyondell Chemical Co.
8.00%, 09/15/14	775	796
6.88%, 06/15/17 (b)	1,500	1,448
Novelis Inc., 7.25%, 02/15/15 (i) (k)	600	615
		9,532
TELECOMMUNICATION SERVICES - 0.1%
Digicel Group Ltd., 8.88%, 01/15/15 (b) (f)	500	489

UTILITIES - 2.0%
Dynegy Holdings Inc.
6.88%, 04/01/11	400	393
8.75%, 02/15/12	1,000	1,030
7.75%, 06/01/19 (b) (f)	2,000	1,860
NRG Energy Inc., 7.25%, 02/01/14	600	602
Reliant Energy Inc.
7.63%, 06/15/14 (b)	1,600	1,560
7.88%, 06/15/17	1,100	1,070
TXU Corp., 5.55%, 11/15/14	500	424
		6,939

Total Corporate Bonds and Notes (cost $144,759)		142,465

GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 9.2%
Federal Home Loan Mortgage Corp. - 5.6%
Federal Home Loan Mortgage Corp.
5.50%, 05/01/37	9,991	9,636
5.50%, 06/01/37	10,000	9,645
		19,281
Federal National Mortgage Association - 3.6%
Federal National Mortgage Association
6.00%, 03/01/36	925	916
5.50%, 06/01/36, TBA (g)	7,000	6,751
6.00%, 07/14/36, TBA (g)	5,000	4,944
		12,611

Total Government and Agency Obligations (cost $32,215)		31,892

SHORT TERM INVESTMENTS - 41.5%
Commercial Paper - 21.8%
International Bank for Reconstruction & Development,
4.90%, 07/02/07 (j)	75,802	75,792

Mutual Funds - 0.0%
JNL Money Market Fund, 5.18% (a) (h)	84	84

Securities Lending Collateral - 19.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	68,691	68,691

Total Short Term Investments (cost $144,567)		144,567

Total Investments - 125.4% (cost $434,130)		436,489

Other Assets and Liabilities, Net - (25.4%)		(88,396)

Total Net Assets - 100%		$348,093

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 92.1%
CONSUMER DISCRETIONARY - 12.6%
ACE Aviation Holdings Inc. - Class A (c)	24	$607
Beazer Homes USA Inc.	18	448
Cablevision Systems Corp. - Class A (c)	19	705
Clear Channel Communications Inc.	11	421
Comcast Corp. - Special Class A (c)	64	1,792
DaimlerChrysler AG	5	473
Dollar General Corp.	40	873
Dow Jones & Co. Inc.	20	1,138
EchoStar Communications Corp. (c)	3	151
General Motors Corp.	78	2,962
H&R Block Inc.	15	348
Home Depot Inc.	77	3,016
Koninklijke Philips Electronics NV	20	862
Liberty Media Holding Corp. - Capital (c)	12	1,355
Mattel Inc.	50	1,255
News Corp. Inc. - Class A	135	2,865
Sun-Times Media Group Inc.	12	63
Time Warner Inc.	135	2,849
Time Warner Inc. - Class A (c)	18	693
Viacom Inc. - Class B (c)	42	1,750
Virgin Media Inc.	60	1,456
WPP Group Plc	40	602
Wyndham Worldwide Corp. (c)	16	579
		27,263
CONSUMER STAPLES - 16.5%
Altadis SA	49	3,290
Altria Group Inc.	39	2,703
British American Tobacco Plc	113	3,841
Brown-Forman Corp. - Class B	6	457
Cadbury Schweppes Plc	184	2,513
Carrefour SA	25	1,731
Coca-Cola Enterprises Inc.	73	1,747
CVS Corp.	60	2,197
General Mills Inc.	9	501
Groupe Danone	12	1,000
Imperial Tobacco Group Plc	62	2,895
Japan Tobacco Inc.	-	1,383
Kraft Foods Inc. - Class A	15	531
Kroger Co.	42	1,183
KT&G Corp.	19	1,339
Nestle SA	6	2,234
Pernod-Ricard SA	9	2,086
Reynolds American Inc.	38	2,478
Wal-Mart Stores Inc.	33	1,605
		35,714
ENERGY - 3.2%
BP Plc	99	1,196
Pogo Producing Co.	3	147

Royal Dutch Shell Plc - Class A	54	2,217
SeaDrill Ltd. (c)	52	1,118
Total SA	14	1,125
Transocean Inc. (c)	11	1,131
		6,934
FINANCIALS - 26.4%
ABN AMRO Holding NV	14	652
Alexander’s Inc. (c)	3	1,183
Alleghany Corp. (c)	3	1,275
Allianz AG	5	1,221
American International Group Inc.	20	1,382
Banca Intesa San Paolo SpA	239	1,792
Banca Popolare di Verona e Novara SCRL	22	623
Banca Popolare Italiana (c)	29	456
Bear Stearns Cos. Inc.	6	902
Berkshire Hathaway Inc. - Class B (c)	2	6,439
BNP Paribas	13	1,509
Centennial Bank Holdings Inc. (c)	35	300
Citigroup Inc.	45	2,299
Conseco Inc. (c)	40	835
Danske Bank A/S	46	1,909
ForeningsSparbanken AB	32	1,165
Fortis	72	3,069
Hartford Financial Services Group Inc.	6	546
Hudson City Bancorp Inc.	113	1,385
Legg Mason Inc.	7	705
Link REIT	150	332
Mitsubishi UFJ Financial Group Inc.	-	1,325
Nationwide Financial Services Inc.	13	846
Old Republic International Corp.	54	1,148
Potlatch Corp.	2	107
Prudential Financial Inc.	8	799
SLM Corp.	35	2,020
Societe Generale - Class A	10	1,866
Sovereign Bancorp Inc.	38	796
St. Joe Co.	9	432
Sumitomo Mitsui Financial Group Inc.	-	1,373
Svenska Handelsbanken - Class A	40	1,127
Takefuji Corp.	24	817
Travelers Cos. Inc.	13	681
U.S. Bancorp	144	4,738
UnionBanCal Corp.	9	508
Ventas Inc.	10	358
Wachovia Corp.	36	1,843
Washington Mutual Inc.	41	1,757
White Mountains Insurance Group Ltd.	7	3,988
Zurich Financial Services AG	2	604
		57,112
HEALTH CARE - 5.5%

Boston Scientific Corp. (c)	22	331
Bristol-Myers Squibb Co.	35	1,099
Community Health Systems Inc. (c)	17	678
Covidien Ltd. (c)	5	199
Hillenbrand Industries Inc.	13	846
MDS Inc.	18	384
Pfizer Inc.	104	2,667
Quest Diagnostics Inc.	23	1,191
Sanofi-Aventis	17	1,405
Tenet Healthcare Corp. (c)	218	1,420
Triad Hospitals Inc. (c)	20	1,100
Valeant Pharmaceutical International	29	482
		11,802
INDUSTRIALS - 7.2%
AP Moller - Maersk Group	-	1,657
Federal Signal Corp.	28	442
GenCorp Inc. (c)	18	240
Keppel Corp. Ltd.	149	1,219
Northwest Airlines Corp. (c)	6	134
Orkla ASA	217	4,127
Owens Corning Inc. (c)	29	959
Scania AB - Class B (c)	1	6
Siemens AG	19	2,736
Tyco Electronics Ltd. (c)	6	238
Tyco International Ltd. (c)	114	3,853
		15,611
INFORMATION TECHNOLOGY - 6.0%
Alliance Data Systems Corp. (c)	10	811
Dell Inc. (c)	88	2,526
First Data Corp.	35	1,139
International Business Machines Corp.	6	650
Lexmark International Inc. (c)	21	1,059
LSI Logic Corp. (c)	183	1,375
Microsoft Corp.	97	2,861
Motorola Inc.	144	2,547
		12,968
MATERIALS - 7.9%
Alcan Inc.	9	700
Alcoa Inc.	8	323
Anglo American Plc (c)	23	1,338
Domtar Corp. (c)	70	786
International Paper Co.	86	3,348
Koninklijke DSM NV	9	447
Linde AG	11	1,321
MeadWestvaco Corp.	13	467
Mittal Steel Co. NV	22	1,385
Rinker Group Ltd.	27	434
Temple-Inland Inc.	33	2,044
Weyerhaeuser Co.	56	4,392

		16,985
TELECOMMUNICATION SERVICES - 2.3%
Alltel Corp.	9	635
Chunghwa Telecom Co. Ltd. - ADR	21	396
Embarq Corp.	14	874
Royal KPN NV	29	490
Telefonica SA	11	242
Verizon Communications Inc.	55	2,252
		4,889
UTILITIES - 4.5%
Constellation Energy Group Inc.	30	2,594
E.ON AG	15	2,515
KeySpan Corp.	25	1,039
NorthWestern Corp.	7	217
RWE AG	11	1,136
Suez SA	16	932
TXU Corp.	21	1,410
		9,843

Total Common Stocks (cost $193,260)		199,121

OPTIONS - 0.3%
Dow Jones EURO STOXX 50, Put Option,
Strike Price $4,088.73, Expiration 06/20/08	1	230
MeadWestvaco Call Option, Strike Price $0,
Expiration 10/05/07	6	198
S&P 500 Index Put Option, Strike Price $1,375,
Expiration 06/21/08	-	318

Total Options (cost $654)		746

CORPORATE BONDS AND NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Dana Corp.
6.50%, 03/01/09 (d)	$72	75
5.85%, 01/15/15 (d)	65	62
7.00%, 03/15/28 (d)	115	115
Trump Entertainment Resorts Inc., 8.50%, 06/01/15	245	243
		495
INDUSTRIALS - 0.2%
Northwest Airline Claim to Defaulted Credit,
1.02%, 07/23/47, TBA (g)	725	438

Total Corporate Bonds and Notes (cost $909)		933

GOVERNMENT AND AGENCY OBLIGATIONS - 6.7%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 6.7%
Federal Home Loan Bank - 6.7%

Federal Home Loan Bank
4.80%, 07/02/07 (j)	10,600	10,599
5.09%, 09/14/07 (j)	3,000	2,969
5.04%, 11/09/07 (j)	1,000	981

Total Government and Agency Obligations (cost $14,548)		14,549

SHORT TERM INVESTMENTS - 0.0%
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.21% (h)	43	43

Total Short Term Investments (cost $43)		43

Total Investments - 99.5% (cost $209,415)		215,392

Other Assets and Liabilities, Net - 0.5%		1,079

Total Net Assets - 100%		$216,471

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 88.8%
CONSUMER DISCRETIONARY - 19.4%
Bassett Furniture Industries Inc.	31	$423
Bob Evans Farms Inc.	7	258
Brown Shoe Co. Inc.	50	1,222
Brunswick Corp.	31	1,012
Christopher & Banks Corp. (b)	53	909
Dillard’s Inc. - Class A	5	169
Ethan Allen Interiors Inc. (b)	32	1,096
Gentex Corp. (b)	28	545
Gymboree Corp. (c)	16	611
Hooker Furniture Corp. (b)	75	1,683
HOT Topic Inc. (c)	74	804
La-Z-Boy Inc. (b)	90	1,031
M/I Homes Inc. (b)	65	1,726
MDC Holdings Inc. (b)	15	720
Men’s Wearhouse Inc. (b)	18	919
Monaco Coach Corp. (b)	95	1,363
Pier 1 Imports Inc. (b)	81	685
Regis Corp.	58	2,199
Russ Berrie & Co. Inc. (b) (c)	44	820
Superior Industries International Inc. (b)	37	805
Thor Industries Inc. (b)	50	2,257
Timberland Co. - Class A (b) (c)	38	957
Tuesday Morning Corp. (b)	95	1,174
Warnaco Group Inc. (c)	59	2,321
West Marine Inc. (b) (c)	90	1,239
Winnebago Industries Inc. (b)	54	1,580
Zale Corp. (b) (c)	19	453

		28,981
CONSUMER STAPLES - 1.4%
Casey’s General Stores Inc.	68	1,854
Lancaster Colony Corp. (b)	5	188
		2,042
ENERGY - 8.9%
Atwood Oceanics Inc. (b) (c)	15	1,029
Bristow Group Inc. (b) (c)	32	1,591
Global Industries Ltd. (c)	25	662
Helix Energy Solutions Group Inc. (b) (c)	41	1,636
Oil States International Inc. (b) (c)	33	1,344
Overseas Shipholding Group	21	1,709
Rowan Cos. Inc. (b)	26	1,045
Teekay Shipping Corp. (b)	44	2,548
Tidewater Inc. (b)	12	851
Unit Corp. (c)	14	881
		13,296
FINANCIALS - 10.6%
American National Insurance Co.	8	1,221
Arbor Realty Trust Inc.	29	748
Arthur J Gallagher & Co. (b)	41	1,143
Aspen Insurance Holdings Ltd.	80	2,246
Chemical Financial Corp. (b)	21	530
Erie Indemnity Co. - Class A	21	1,135
First Indiana Corp.	15	332
IPC Holdings Ltd.	59	1,905
Montpelier Re Holdings Ltd. (b)	100	1,854
Peoples Bancorp Inc.	21	568
Protective Life Corp.	22	1,028
RLI Corp.	22	1,203
StanCorp Financial Group Inc.	17	882
TrustCo Bank Corp. (b)	106	1,046
		15,841
HEALTH CARE – 2.9%
Hillenbrand Industries Inc.	28	1,820
STERIS Corp.	47	1,438
West Pharmaceutical Services Inc.	25	1,179
		4,437
INDUSTRIALS - 24.3%
ABM Industries Inc.	50	1,291
American Woodmark Corp. (b)	35	1,211
AO Smith Corp.	12	495
Apogee Enterprises Inc. (b)	85	2,365
Applied Industrial Tech Inc.	4	127
Astec Industries Inc. (c)	7	308
Baldor Electric Co. (b)	-	5
Brady Corp. - Class A (b)	55	2,043
Briggs & Stratton Corp. (b)	43	1,357
Carlisle Cos. Inc. (b)	26	1,209

CIRCOR International Inc. (b)	30	1,225
CNH Global NV	13	664
Dollar Thrifty Automotive Group Inc. (c)	15	613
EMCOR Group Inc. (c)	9	685
Franklin Electric Co. Inc. (b)	5	212
Genesee & Wyoming Inc. - Class A (c)	55	1,641
Genlyte Group Inc. (c)	14	1,060
Graco Inc. (b)	45	1,813
Kansas City Southern (b) (c)	18	657
Kennametal Inc.	25	2,051
Mine Safety Appliances Co. (b)	48	2,079
Mueller Industries Inc.	57	1,949
Nordson Corp. (b)	19	953
Powell Industries Inc. (b) (c)	21	667
Simpson Manufacturing Co. Inc. (b)	17	557
SkyWest Inc.	49	1,156
Teleflex Inc.	20	1,595
Timken Co.	10	343
Trinity Industries Inc. (b)	24	1,045
Universal Forest Products Inc.	43	1,824
Wabash National Corp. (b)	126	1,839
Watts Water Technologies Inc. (b)	34	1,273
		36,312
INFORMATION TECHNOLOGY - 4.9%
Avocent Corp. (b) (c)	60	1,741
Benchmark Electronics Inc. (b) (c)	52	1,172
Cohu Inc.	78	1,736
Mettler Toledo International Inc. (c)	18	1,719
Omnivision Technologies Inc. (b) (c)	53	959
		7,327
MATERIALS - 14.1%
Airgas Inc.	34	1,629
AptarGroup Inc.	40	1,422
Bemis Co. Inc.	36	1,194
Bowater Inc.	41	1,010
Cabot Corp.	31	1,459
Gerdau AmeriSteel Corp.	131	1,917
Gibraltar Industries Inc. (b)	86	1,894
Glatfelter (b)	72	973
Mercer International Inc. (b) (c)	52	525
Reliance Steel & Aluminum Co. (b)	45	2,532
RPM International Inc.	77	1,779
Steel Dynamics Inc. (b)	84	3,520
Westlake Chemical Corp. (b)	44	1,238
		21,092
UTILITIES - 2.3%
Atmos Energy Corp.	22	660
Energen Corp.	34	1,851
Sierra Pacific Resources (c)	53	932

		3,443

Total Common Stocks (cost $109,516)		132,771

SHORT TERM INVESTMENTS - 47.4%
Mutual Funds - 11.3%
JNL Money Market Fund, 5.18% (a) (h)	16,884	16,884

Securities Lending Collateral - 36.1%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	54,031	54,031

Total Short Term Investments (cost $70,915)		70,915

Total Investments - 136.2% (cost $180,431)		203,686

Other Assets and Liabilities, Net - (36.2%)		(54,143)

Total Net Assets - 100%		$149,543

JNL/Goldman Sachs Core Plus Bond Fund * (t)
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Other Securities		$5

CONSUMER STAPLES - 0.0%
Other Securities		1

INFORMATION TECHNOLOGY - 0.0%
Other Securities		-

MATERIALS - 0.0%
Other Securities		12

Total Common Stocks (cost $445)		18

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Other Securities		-

Total Preferred Stocks (cost $0)		-

RIGHTS - 0.0%
Other Securities		139

Total Rights (cost $0)		139

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 27.6%
Banc of America Commercial Mortgage Inc.

5.35%, 09/10/47 (i)	$4,000	3,858
5.41%, 09/10/47	4,700	4,551
Banc of America Funding Corp.
5.84%, 06/01/36 (i)	3,081	3,078
5.79%, 10/25/36 (i)	3,054	3,045
Bear Stearns Commercial Mortgage Securities
5.20%, 12/11/38	5,000	4,760
5.33%, 02/11/44 (i)	6,000	5,764
Bear Stearns Mortgage Funding Trust, 5.48%, 05/25/36 (i)	4,433	4,436
Citigroup Mortgage Loan Trust Inc., 5.67%, 12/25/35 (i)	2,611	2,609
Countrywide Alternative Loan Trust, 5.56%, 12/25/36 (i)	4,564	4,580
Countrywide Home Equity Loan Trust, 5.52%, 05/15/36 (i)	2,463	2,462
Credit Suisse Mortgage Capital Certificates
5.61%, 02/15/39 (i)	3,060	3,001
5.47%, 09/15/39 (i)	6,000	5,822
Harborview Mortgage Loan Trust, 5.50%, 12/19/36 (i)	2,979	2,980
IndyMac Index Mortgage Loan Trust, 5.44%, 07/25/36 (i)	3,802	3,792
JPMorgan Chase Commercial Mortgage Securities Corp.
4.94%, 08/15/42 (i)	7,000	6,601
5.81%, 06/12/43 (i)	3,020	3,011
5.42%, 01/15/47	6,000	5,792
5.33%, 05/15/47	6,000	5,751
LB-UBS Commercial Mortgage Trust
6.65%, 11/15/27	6,000	6,213
5.32%, 09/15/39	5,000	4,829
Lehman XS Trust, 5.58%, 02/25/46 (i)	3,519	3,529
Morgan Stanley Mortgage Loan Trust, 5.77%, 03/25/36 (i)	2,801	2,814
SLM Student Loan Trust, 5.37%, 10/25/17 (i)	4,400	4,401
Washington Mutual Alternative Mortgage Pass-Through
Certificates, 5.44%, 10/25/36 (i)	2,630	2,622
Washington Mutual Mortgage Backed Securities Trust,
5.06%, 12/25/35 (i)	3,696	3,660
Washington Mutual Mortgage Pass-Through Certificates,
5.52%, 04/25/37 (i)	2,181	2,172
Wells Fargo Mortgage Backed Securities Trust,
4.54%, 02/25/35 (i)	3,941	3,862
Other Securities		36,067

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $147,812)		146,062

CORPORATE BONDS AND NOTES - 16.1%
CONSUMER DISCRETIONARY - 2.5%
Other Securities		13,002

CONSUMER STAPLES - 0.5%
Other Securities		2,581

ENERGY - 2.6%

Other Securities		13,750

FINANCIALS - 7.1%
Ford Motor Credit Co., 5.80%, 01/12/09	2,500	2,447
General Motors Acceptance Corp., 6.13%, 08/28/07 (i)	3,120	3,122
HBOS Treasury Services Plc, 5.25%, 02/21/17 (b) (f)	6,100	5,984
Other Securities		25,933
		37,486
HEALTH CARE - 0.4%
Other Securities		2,118

INDUSTRIALS - 0.4%
Other Securities		2,208

INFORMATION TECHNOLOGY - 0.2%
Other Securities		1,308

MATERIALS - 0.4%
Other Securities		1,919

TELECOMMUNICATION SERVICES - 1.0%
Other Securities		5,327

UTILITIES - 1.0%
Other Securities		5,327

Total Corporate Bonds and Notes (cost $87,074)		85,026

GOVERNMENT AND AGENCY OBLIGATIONS - 50.8%
GOVERNMENT SECURITIES - 36.9%
Municipals - 0.3%
Other Securities		1,315

Sovereign – 2.3%
Federative Republic of Brazil - Credit Linked Note,
6.00%, 05/15/17 (f)	9,761	9,975
Other Securities		2,128
		12,103
Treasury Inflation Index Securities - 0.8%
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27 (b) (s)	2,585	2,607
Other Securities		1,520
		4,127
U.S. Treasury Securities – 33.5%
U.S. Treasury Bond
Strip Principal, 5.23%, 11/15/20 (b) (j)	10,080	4,064
Strip Principal, 6.50%, 11/15/26 (b) (j)	21,100	7,718
4.50%, 02/15/36 (b)	12,000	10,866
4.75%, 02/15/37 (b)	9,010	8,495
U.S. Treasury Note

4.88%, 10/31/08 (b)	34,400	34,352
4.50%, 03/31/09 (b)	11,380	11,297
3.50%, 02/15/10 (b)	4,395	4,245
4.50%, 02/28/11 (b)	5,590	5,514
4.75%, 01/31/12 (b)	59,170	58,726
4.63%, 11/15/16 (b)	26,240	25,430
Other Securities		6,153
		176,860
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 13.9%
Federal Farm Credit Bank - 0.4%
Other Securities		2,031

Federal Home Loan Bank – 7.3%
Federal Home Loan Bank
5.00%, 03/14/14	16,000	15,665
4.88%, 06/13/14	20,000	19,330
Other Securities		3,415
		38,410
Federal Home Loan Mortgage Corp. – 1.0%
Federal Home Loan Mortgage Corp., 6.07%, 01/01/37	2,409	2,418
Other Securities		3,174
		5,592
Federal National Mortgage Association – 5.2%
Federal National Mortgage Association
4.25%, 09/15/07 (b)	4,200	4,190
5.00%, 02/01/36	5,724	5,378
5.00%, 05/01/36	14,951	14,010
Other Securities		4,126
		27,704

Total Government and Agency Obligations (cost $271,398)		268,142

SHORT TERM INVESTMENTS - 41.2%
Mutual Funds - 4.9%
JNL Money Market Fund, 5.18% (a) (h)	25,831	25,831

Securities Lending Collateral - 36.3%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	191,827	191,827

Total Short Term Investments (cost $217,658)		217,658

Total Investments - 135.7% (cost $724,387)		717,045

Other Assets and Liabilities, Net - (35.7%) (p)		(188,643)

Total Net Assets - 100%		$528,402

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 10.4%
Autoliv Inc.	1	$81
Boyd Gaming Corp.	22	1,062
Charter Communications Inc. - Class A (b) (c)	442	1,792
Ford Motor Co. (b)	157	1,475
Fortune Brands Inc.	24	1,944
Goodyear Tire & Rubber Co. (b) (c)	36	1,262
H&R Block Inc. (b)	129	3,013
J.C. Penney Co. Inc.	21	1,519
Johnson Controls Inc.	41	4,694
Lennar Corp. (b)	36	1,334
Newell Rubbermaid Inc.	101	2,986
Ross Stores Inc. (b)	32	974
Tenneco Automotive Inc. (c)	31	1,102
Williams-Sonoma Inc. (b)	21	668
		23,906
CONSUMER STAPLES - 5.8%
Clorox Co.	52	3,247
Coca-Cola Enterprises Inc. (b)	35	850
Loews Corp. - Carolina Group	11	822
Pepsi Bottling Group Inc.	17	576
Reynolds American Inc. (b)	18	1,174
Safeway Inc.	42	1,433
Smithfield Foods Inc. (c)	15	462
SUPERVALU Inc.	99	4,604
		13,168
ENERGY - 11.0%
EOG Resources Inc.	45	3,266
Hess Corp.	28	1,636
Range Resources Corp. (b)	189	7,057
Smith International Inc. (b)	26	1,500
Teekay Shipping Corp.	6	353
Ultra Petroleum Corp. (c)	40	2,228
Weatherford International Ltd. (c)	25	1,370
W-H Energy Services Inc. (c)	18	1,093
Williams Cos. Inc.	210	6,644
		25,147
FINANCIALS - 27.2%
AMBAC Financial Group Inc.	55	4,763
Apartment Investment & Management Co.	67	3,401
Assurant Inc.	30	1,783
Astoria Financial Corp.	13	326
Bear Stearns Cos. Inc.	21	2,937
Brandywine Realty Trust (b)	53	1,509
CIT Group Inc.	47	2,555
Commerce Bancorp Inc.	40	1,476
Commerce Bancshares Inc. (b)	29	1,292
DCT Industrial Trust Inc.	104	1,120
Developers Diversified Realty Corp.	20	1,034

E*Trade Financial Corp. (c)	28	612
Equity Residential	19	873
Everest Re Group Ltd.	28	3,093
First Horizon National Corp. (b)	28	1,106
Highwoods Properties Inc. (b)	60	2,264
Hudson City Bancorp Inc. (b)	79	960
KeyCorp	123	4,213
Lazard Ltd. - Class A (b)	16	709
Liberty Property Trust (b)	53	2,325
M&T Bank Corp.	17	1,836
Mack-Cali Realty Corp.	39	1,713
MGIC Investment Corp. (b)	17	953
Northern Trust Corp.	48	3,074
Nuveen Investments Inc. - Class A	9	560
PartnerRe Ltd.	27	2,090
Pennsylvania Real Estate Investment Trust (b)	52	2,302
Philadelphia Consolidated Holding Co. (c)	11	462
PMI Group Inc.	21	925
Radian Group Inc.	9	492
RenaissanceRe Holdings Ltd.	18	1,113
UnumProvident Corp.	45	1,165
Vornado Realty Trust	21	2,315
Webster Financial Corp.	64	2,752
XL Capital Ltd. - Class A	13	1,059
Zions Bancorp	15	1,122
		62,284
HEALTH CARE - 3.0%
Coventry Health Care Inc. (c)	14	814
Health Net Inc. (c)	23	1,238
IMS Health Inc.	90	2,884
PerkinElmer Inc.	72	1,868
		6,804
NDUSTRIALS - 11.0%
Alliant Techsystems Inc. (b) (c)	12	1,148
Allied Waste Industries Inc. (b) (c)	248	3,340
American Standard Cos. Inc.	26	1,555
Avis Budget Group Inc. (c)	19	535
ChoicePoint Inc. (c)	27	1,129
Cooper Industries Ltd. - Class A	55	3,120
Eaton Corp.	18	1,708
Joy Global Inc.	23	1,363
Landstar System Inc.	20	963
Lennox International Inc.	29	1,005
Monster Worldwide Inc. (c)	28	1,135
Norfolk Southern Corp.	26	1,359
Pitney Bowes Inc.	10	459
Republic Services Inc. - Class A	60	1,837
Rockwell Collins Inc.	42	2,951
Ryder System Inc.	11	591

Southwest Airlines Co.	63	942
		25,140
INFORMATION TECHNOLOGY - 7.9%
Activision Inc. (c)	201	3,758
Amphenol Corp. - Class A (b)	123	4,381
BearingPoint Inc. (b) (c)	180	1,314
CheckFree Corp. (b) (c)	43	1,719
LSI Logic Corp. (b) (c)	85	637
National Semiconductor Corp.	21	605
SanDisk Corp. (b) (c)	10	490
Seagate Technology Inc.	114	2,491
Tessera Technologies Inc. (c)	37	1,519
Xerox Corp. (c)	60	1,106
		18,020
MATERIALS – 4.9%
Air Products & Chemicals Inc.	14	1,105
Airgas Inc.	40	1,898
Albemarle Corp.	16	602
Celanese Corp. - Class A	26	1,023
Chemtura Corp.	133	1,482
Commercial Metals Co.	50	1,696
Domtar Corp. (c)	103	1,145
United States Steel Corp.	22	2,383
		11,334
TELECOMMUNICATION SERVICES - 3.7%
Cincinnati Bell Inc. (c)	157	908
Embarq Corp.	57	3,625
MetroPCS Communications Inc. (c)	51	1,687
Qwest Communications International Inc. (b) (c)	241	2,335
		8,555
UTILITIES - 13.1%
AGL Resources Inc.	12	484
American Electric Power Co. Inc.	31	1,414
CMS Energy Corp. (b)	40	688
Constellation Energy Group Inc.	8	661
DPL Inc. (b)	119	3,376
Edison International Inc.	72	4,019
Entergy Corp.	61	6,503
FirstEnergy Corp. (b)	39	2,542
PG&E Corp.	68	3,060
PPL Corp.	113	5,269
SCANA Corp.	7	259
Wisconsin Energy Corp.	38	1,699
		29,974

Total Common Stocks (cost $205,835)		224,332

SHORT TERM INVESTMENTS - 19.0%
Mutual Funds - 1.0%

JNL Money Market Fund, 5.18% (a) (h)	2,398	2,398

Securities Lending Collateral - 18.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	41,133	41,133

Total Short Term Investments (cost $43,531)		43,531

Total Investments - 117.0% (cost $249,366)		267,863

Other Assets and Liabilities, Net - (17.0%)		(38,973)

Total Net Assets - 100%		$228,890

JNL/Goldman Sachs Short Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 24.7%
Bear Stearns Commercial Mortgage Securities,
5.20%, 12/11/38	$3,000	$2,856
Bear Stearns Mortgage Funding Trust,
5.54%, 12/25/35 (i)	2,274	2,274
5.54%, 10/12/41 (i)	1,500	1,467
Chase Mortgage Finance Corp.
4.58%, 02/25/37 (i)	954	933
4.61%, 02/25/37 (i)	969	950
4.82%, 02/25/37 (i)	941	928
Countrywide Alternative Loan Trust, 5.51%, 08/25/46 (i)	2,779	2,777
CS First Boston Mortgage Securities Corp.,
6.53%, 06/15/34	3,500	3,603
7.29%, 09/15/41	5,128	5,269
Downey Savings & Loan Association Mortgage Loan
Trust, 5.52%, 12/31/49 (i)	1,899	1,903
GreenPoint Mortgage Funding Trust, 5.50%, 09/25/46 (i)	3,232	3,238
Harborview Mortgage Loan Trust,
5.50%, 11/19/36 (i)	2,538	2,528
5.51%, 12/19/37 (i)	2,205	2,207
5.51%, 08/21/46 (i)	3,314	3,318
5.53%, 12/31/49 (i)	3,585	3,596
Household Home Equity Loan Trust, 5.47%, 03/20/36 (i)	3,297	3,295
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.20%, 07/25/35 (i)	972	952
4.76%, 07/25/35 (i)	957	944
4.77%, 07/25/35 (i)	938	925
5.81%, 06/12/43 (i)	3,000	2,991
LB-UBS Commercial Mortgage Trust, 5.35%, 11/15/38 (i)	3,000	2,888
Lehman XS Trust, 5.62%, 11/25/35 (i)	1,435	1,438
Thornburg Mortgage Securities Trust, 5.44%, 07/25/11 (i)	2,690	2,688
Washington Mutual Alternative Mortgage Pass-Through
Certificates,
5.88%, 09/25/46 (i)	2,601	2,602

5.87%, 11/25/46 (i)	2,821	2,823
Washington Mutual Mortgage Backed Securities Trust,
5.95%, 09/25/46 (i)	922	923
5.99%, 09/25/46 (i)	3,405	3,409
Washington Mutual MSC Mortgage Pass-Through
Certificates, 5.73%, 03/25/47 (i)	919	918
Wells Fargo Mortgage Backed Securities Trust,
4.54%, 02/25/35 (i)	2,765	2,710
4.53%, 04/25/35 (i)	5,703	5,602
5.60%, 07/25/36 (i)	1,563	1,555

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $74,512)		74,510

CORPORATE BONDS AND NOTES - 23.1%
CONSUMER DISCRETIONARY - 0.6%
COX Communications Inc., 4.63%, 01/15/10	750	733
Time Warner Cable Inc., 5.40%, 07/02/12 (f)	425	416
Time Warner Inc., 6.75%, 04/15/11	750	776
		1,925
FINANCIALS - 19.9%
American General Finance Corp., 4.88%, 05/15/10	2,500	2,457
ANZ Capital Trust, 4.48%, 01/15/10 (f) (q)	2,000	1,940
Arden Realty LP, 7.00%, 11/15/07	2,000	2,011
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,252
Bank of Scotland, 7.00%, 11/20/07 (f) (q)	1,000	1,005
Barclays Bank Plc, 8.55%, 06/15/11 (f) (q)	1,500	1,652
BNP Paribas Capital Trust, 9.00%, 10/27/10 (f) (q)	1,572	1,722
Chelsea GCA Realty Partnership LP, 7.25%, 10/21/07	1,590	1,597
Citigroup Inc., 7.25%, 10/15/11	843	897
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,500	1,406
GATX Financial Corp., 5.13%, 04/15/10	750	740
Genworth Financial Inc., 5.23%, 05/16/09	2,250	2,242
Greater Bay Bancorp, 5.13%, 04/15/10	750	740
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,294
Hartford Financial Services Group Inc., 5.66%, 11/16/08	4,500	4,505
HSBC Finance Corp.
6.38%, 08/01/10	2,500	2,559
5.70%, 06/01/11	925	928
Huntington National Bank, 4.65%, 06/30/09	1,280	1,261
iStar Financial Inc., 5.13%, 04/01/11 (b)	750	734
Lehman Brothers Holdings Inc., 5.75%, 07/18/11	3,000	3,010
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	732
Merrill Lynch & Co. Inc., 5.56%, 07/25/11 (i)	2,000	1,998
Morgan Stanley, 5.05%, 01/21/11	2,500	2,448
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,253
National Westminster Bank Plc, 7.75%, 10/16/07 (k) (q)	2,000	2,011
North Fork Bancorp Inc., 5.00%, 08/15/12	900	899
Popular North America Inc., 3.88%, 10/01/08	1,590	1,558

Royal Bank of Scotland Group Plc, 9.12%, 03/31/10 (q)	2,150	2,337
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,000	2,096
SB Treasury Co. LLC, 9.40%, 06/30/08 (f) (q)	2,000	2,069
Transamerica Finance Group, 6.40%, 09/15/08	1,000	1,009
Union Planters Corp., 7.75%, 03/01/11	1,500	1,605
Wachovia Capital Trust III, 5.80%, 03/15/11 (q)	650	647
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	743
Washington Mutual Inc., 8.25%, 04/01/10	1,250	1,330
ZFS Finance USA Trust I, 6.15%, 12/15/65 (b) (f)	500	502
		60,189
INDUSTRIALS - 0.3%
PHH Corp., 6.00%, 03/01/08	1,000	1,002

INFORMATION TECHNOLOGY - 0.3%
Oracle Corp. and Ozark Holding Inc., 5.00%, 01/15/11	1,000	986

TELECOMMUNICATION SERVICES - 1.5%
Ameritech Capital Funding, 6.25%, 05/18/09 (b)	2,000	2,018
Sprint Capital Corp., 7.63%, 01/30/11	1,000	1,052
Verizon Global Funding Corp., 7.25%, 12/01/10	1,250	1,318
		4,388
UTILITIES - 0.5%
MidAmerican Energy Holdings Co., 7.63%, 10/15/07	1,500	1,508

Total Corporate Bonds and Notes (cost $69,821)		69,998

GOVERNMENT AND AGENCY OBLIGATIONS - 37.7%
GOVERNMENT SECURITIES - 4.1%
Treasury Inflation Index Securities - 0.5%
U.S. Treasury Inflation Index Note
2.38%, 01/15/25 (b) (s)	1,179	1,371
2.38%, 01/15/27 (s)	195	197
		1,568
U.S. Treasury Securities - 3.6%
U.S. Treasury Bond
8.00%, 11/15/21 (j)	7,400	3,485
6.50%, 11/15/26 (b) (j)	1,500	549
4.50%, 02/15/36 (b)	2,600	2,354
U.S. Treasury Note, 4.25%, 08/15/14 (b)	4,800	4,591
		10,979
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 33.6%
Federal Farm Credit Bank - 1.3%
Federal Farm Credit Bank, 4.01%, 10/28/08	4,000	3,936

Federal Home Loan Bank - 0.7%
Federal Home Loan Bank, 5.18%, 03/01/36 (i)	2,059	2,058

Federal Home Loan Mortgage Corp. - 7.1%

Federal Home Loan Mortgage Corp.
5.50%, 02/01/14, TBA (g)	19	19
4.00%, 03/01/14	445	428
4.00%, 04/01/14	87	83
5.50%, 10/01/14, TBA (g)	18	18
6.00%, 12/01/16, TBA (g)	10	10
5.50%, 10/01/17, TBA (g)	51	50
5.50%, 12/01/17, TBA (g)	72	71
4.50%, 04/01/18, TBA (g)	80	76
5.00%, 06/01/18	851	825
5.50%, 10/01/18, TBA (g)	351	346
4.50%, 11/01/18, TBA (g)	121	115
5.50%, 11/01/18, TBA (g)	130	129
5.50%, 01/01/19, TBA (g)	45	44
4.50%, 05/01/19, TBA (g)	164	156
5.50%, 09/01/19, TBA (g)	303	300
4.50%, 04/01/20, TBA (g)	378	360
4.50%, 08/01/20, TBA (g)	257	245
3.28%, 09/01/33 (i)	451	443
3.33%, 09/01/33 (i)	857	840
3.53%, 09/01/33 (i)	625	618
3.82%, 09/01/33 (i)	114	111
4.46%, 10/01/34 (i)	217	214
4.34%, 11/01/34 (i)	144	142
4.37%, 11/01/34 (i)	412	405
4.39%, 11/01/34 (i)	133	131
4.47%, 11/01/34 (i)	201	198
4.38%, 01/01/35 (i)	243	239
4.41%, 01/01/35 (i)	930	914
4.34%, 02/01/35 (i)	283	279
4.35%, 02/01/35 (i)	184	182
4.43%, 02/01/35 (i)	437	430
4.44%, 02/01/35 (i)	363	358
4.45%, 02/01/35 (i)	260	256
4.51%, 02/01/35 (i)	307	303
4.42%, 03/01/35 (i)	859	845
4.67%, 06/01/35 (i)	2,200	2,187
5.19%, 09/01/35 (i)	1,874	1,868
4.69%, 11/01/35 (i)	2,572	2,540
4.81%, 11/01/35 (i)	1,833	1,818
0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%) (i)	799	785
4.46%, 01/01/49 (i)	2,080	2,064
		21,445
Federal National Mortgage Association - 22.6%
Federal National Mortgage Association
4.90%, 11/28/07 (b)	7,000	6,987
4.00%, 02/01/14	43	41
4.00%, 04/01/14	286	273
5.50%, 01/01/17	487	482

5.50%, 03/01/18	158	156
4.50%, 04/01/18	2,763	2,633
4.50%, 05/01/18	591	563
5.00%, 05/01/18	851	825
4.50%, 06/01/18	1,194	1,139
4.50%, 07/01/18	1,027	979
4.50%, 08/01/18	340	324
4.50%, 09/01/18	894	853
4.50%, 10/01/18	794	757
5.50%, 12/01/18	815	806
4.50%, 01/01/19	3,705	3,530
5.50%, 01/01/19	1,752	1,733
5.50%, 05/01/19	887	877
4.61%, 03/01/33 (i)	20	19
4.51%, 06/01/33 (i)	2,380	2,379
4.67%, 06/01/33 (i)	195	193
4.57%, 07/01/33 (i)	139	138
3.67%, 09/01/33 (i)	18	17
4.00%, 12/01/33 (i)	16	15
4.29%, 12/01/33 (i)	2,546	2,536
4.40%, 04/01/34 (i)	60	59
4.77%, 10/01/34 (i)	75	74
4.19%, 11/01/34 (i)	2,600	2,578
4.57%, 11/01/34 (i)	516	508
4.65%, 11/01/34 (i)	26	25
4.53%, 12/01/34 (i)	279	275
4.32%, 01/01/35 (i)	111	109
4.46%, 01/01/35 (i)	321	316
4.49%, 01/01/35 (i)	328	323
4.51%, 01/01/35 (i)	337	332
4.30%, 02/01/35 (i)	185	183
4.44%, 02/01/35 (i)	739	728
4.42%, 03/01/35 (i)	277	273
4.57%, 04/01/35 (i)	1,778	1,784
4.64%, 04/01/35 (i)	1,857	1,844
4.66%, 04/01/35 (i)	429	424
4.30%, 05/01/35 (i)	1,628	1,626
4.41%, 05/01/35 (i)	433	427
4.51%, 05/01/35 (i)	2,219	2,211
4.66%, 06/01/35 (i)	1,910	1,899
4.68%, 06/01/35 (i)	2,366	2,396
4.77%, 07/01/35 (i)	2,105	2,085
4.92%, 07/01/35 (i)	1,760	1,746
4.52%, 08/01/35 (i)	2,487	2,478
4.66%, 08/01/35 (i)	1,741	1,739
Interest Only, 2.70%, 08/25/35 (i)	50	11
4.81%, 11/01/35 (i)	2,052	2,043
4.85%, 11/01/35 (i)	1,857	1,846
4.69%, 02/01/36 (i)	2,266	2,250

5.26%, 02/01/36 (i)	2,570	2,573
5.04%, 03/01/36 (i)	2,080	2,073
5.21%, 03/01/36 (i)	1,818	1,808
0.00%, 04/25/36 (0.00% until LIBOR reaches 6.25%) (i)	288	286
		68,183
Government National Mortgage Association - 1.9%
Government National Mortgage Association
7.00%, 12/15/17 (b)	4,900	5,046
5.50%, 07/15/20, TBA (g)	660	652
		5,698

Total Government and Agency Obligations (cost $113,432)		113,867

SHORT TERM INVESTMENTS - 21.3%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.18% (a) (h)	510	510

Repurchase Agreement - 13.1%
Repurchase Agreement with JPMorgan Chase Bank, 4.00%
(Collateralized by $41,140 U.S. Treasury Note, 4.63%,
due 02/15/17, value $39,588) acquired on
06/29/07, due 07/02/07 at $39,513	39,500	39,500

Securities Lending Collateral - 8.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	24,203	24,203

Total Short Term Investments (cost $64,213)		64,213

Total Investments - 106.8% (cost $321,978)		322,588

Other Assets and Liabilities, Net - (6.8%) (p)		(20,673)

Total Net Assets - 100%		$301,915

JNL/JPMorgan International Equity Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 10.3%
Accor SA (b)	43	$3,789
Burberry Group Plc (b)	225	3,101
Esprit Holdings Ltd.	410	5,202
Honda Motor Co. Ltd. (b)	112	4,093
Kingfisher Plc (b)	480	2,183
Koninklijke Philips Electronics NV	94	4,017
Nissan Motor Co. Ltd.	257	2,754
Reed Elsevier NV	192	3,667
Sony Corp. (b)	91	4,668
Wolters Kluwer NV	123	3,762
WPP Group Plc	320	4,805
		42,041
CONSUMER STAPLES - 7.9%
Altadis SA (b)	45	3,024
Fomento Economico Mexicano SA de CV - ADR	37	1,463
Nestle SA	17	6,615
Pernod-Ricard SA (b)	18	4,061
Seven & I Holdings Co. Ltd.	101	2,893
Symrise AG (c)	70	2,081
Tesco Plc	980	8,238
WM Morrison Supermarkets Plc	680	4,127
		32,502
ENERGY - 9.3%
BG Group Plc	286	4,714
ENI SpA (b)	331	12,041
Petroleo Brasileiro SA - ADR (b)	40	4,876
Total SA (b)	204	16,644
		38,275
FINANCIALS - 27.4%
AXA SA (b)	149	6,472
Banca Intesa San Paolo SpA	556	4,161
Banco Bilbao Vizcaya Argentaria SA (b)	200	4,919
Bank of Ireland	147	2,974
Bank of Yokohama Ltd. (b)	331	2,323
Barclays Plc	463	6,474
BNP Paribas (b)	59	7,051
British Land Co. Plc	116	3,134
Dexia SA	124	3,885
Fortis	66	2,836
HSBC Holdings Plc (b)	614	11,182
ICAP Plc	339	3,363
ING Groep NV	125	5,558
Man Group Plc (b)	311	3,802
Mitsubishi UFJ Financial Group Inc.	-	5,203
Mitsui Fudosan Co. Ltd.	124	3,485
Mizuho Financial Group Inc.	-	3,028
Nomura Holdings Inc. (b)	128	2,489
Standard Chartered Plc (b)	207	6,791

Sumitomo Mitsui Financial Group Inc.	-	4,278
UBS AG	151	9,088
UniCredito Italiano SpA (b)	556	4,988
Zurich Financial Services AG	15	4,751
		112,235
HEALTH CARE - 8.2%
Astellas Pharma Inc.	87	3,796
GlaxoSmithKline Plc	294	7,698
Novartis AG	122	6,894
Roche Holding AG	34	5,970
Sanofi-Aventis (b)	57	4,637
Smith & Nephew Plc	383	4,763
		33,758
INDUSTRIALS - 12.5%
ABB Ltd.	194	4,420
Adecco SA	38	2,959
Cie de Saint-Gobain (b)	44	4,923
Daikin Industries Ltd.	79	2,877
Deutsche Post AG	134	4,349
East Japan Railway Co.	-	2,168
Mitsubishi Corp.	217	5,682
Orascom Construction Industries - GDR	5	603
Secom Co. Ltd.	31	1,463
Siemens AG	56	8,076
SMC Corp.	24	3,250
Sumitomo Corp.	277	5,067
Wolseley Plc	222	5,363
		51,200
INFORMATION TECHNOLOGY - 7.2%
Canon Inc. (b)	60	3,512
Hirose Electric Co. Ltd. (b)	15	1,963
Nidec Corp.	51	2,999
Nokia Oyj	224	6,307
Samsung Electronics Co. Ltd. - ADR (f)	7	2,058
SAP AG (b)	84	4,345
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	222	2,470
Telefonaktiebolaget LM Ericsson - Class B	1,406	5,646
		29,300
MATERIALS - 10.2%
BASF AG	20	2,598
BHP Billiton Ltd.	204	6,061
BHP Billiton Plc	101	2,816
Companhia Vale do Rio Doce - ADR	150	6,664
Holcim Ltd. (b)	53	5,776
Imerys SA (b)	32	3,280
Lafarge SA (b)	30	5,432
Linde AG	30	3,626
Nitto Denko Corp.	39	1,985
Shin-Etsu Chemical Co. Ltd.	50	3,600

		41,838
TELECOMMUNICATION SERVICES - 2.3%
Vodafone Group Plc	2,784	9,382

UTILITIES - 1.9%
Centrica Plc	412	3,211
E.ON AG	26	4,374
		7,585

Total Common Stocks (cost $310,323)		398,116

SHORT TERM INVESTMENTS - 34.1%
Mutual Funds - 2.7%
JNL Money Market Fund, 5.18% (a) (h)	11,160	11,160

Securities Lending Collateral - 31.4%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	128,580	128,580

Total Short Term Investments (cost $139,740)		139,740

Total Investments - 131.3% (cost $450,063)		537,856

Other Assets and Liabilities, Net - (31.3%)		(128,172)

Total Net Assets - 100%		$409,684

JNL/JPMorgan International Value Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 9.4%
Compagnie Generale des Etablissements Michelin (b)	67	$9,469
Continental AG	63	8,841
DaimlerChrysler AG	182	16,888
First Choice Holidays Plc	814	5,215
Folli - Follie SA	84	3,417
Renault SA (b)	72	11,620
Vivendi Universal SA (b)	238	10,265
		65,715
CONSUMER STAPLES - 5.1%
British American Tobacco Plc	242	8,237
Japan Tobacco Inc.	3	12,676
Kirin Brewery Co. Ltd. (b)	561	8,397
Woolworths Ltd.	271	6,198
		35,508
ENERGY - 11.5%
Compagnie Generale de Geophysique SA (c)	29	7,275
ENI SpA (b)	480	17,468
OMV AG	150	10,049
PTT Plc	802	6,269

Royal Dutch Shell Plc - Class A	431	17,612
Total SA (b)	263	21,484
		80,157
FINANCIALS - 29.4%
ABN AMRO Holding NV	301	13,864
Allianz AG	61	14,223
Banca Intesa San Paolo SpA (b)	1,263	9,453
Banca Popolare di Verona e Novara SCRL (b)	258	7,452
Banco Santander Central Hispano SA	702	13,001
Barclays Plc	1,128	15,770
Credit Suisse Group	162	11,614
Daiwa Securities Group Inc.	976	10,408
Hana Financial Group Inc.	102	4,968
HSBC Holdings Plc	1,282	23,551
ING Groep NV	403	17,871
Marfin Popular Bank Public Co. Ltd.	555	6,596
Mitsubishi UFJ Financial Group Inc.	1	12,559
Muenchener Rueckversicherungs AG	49	9,104
National Bank of Greece SA	113	6,469
Nishi-Nippon City Bank Ltd.	1,533	5,615
Royal Bank of Scotland Group Plc	1,109	14,091
Sumitomo Mitsui Financial Group Inc.	1	8,015
		204,624
HEALTH CARE - 1.2%
Merck KGaA	58	7,998

INDUSTRIALS - 13.6%
Amada Co. Ltd.	719	8,999
Cie de Saint-Gobain (b)	92	10,369
Daikin Industries Ltd.	214	7,786
Macquarie Infrastructure Group (b)	1,466	4,474
Mitsubishi Corp.	401	10,528
Nippon Sheet Glass Co. Ltd.	902	4,124
Orkla ASA	534	10,142
Rheinmetall AG (b)	69	6,451
Schneider Electric SA (virt-x) (b)	54	7,631
Skanska AB (b)	284	6,130
TNT NV	182	8,229
West Japan Railway Co.	2	9,819
		94,682
INFORMATION TECHNOLOGY - 4.8%
Alcatel SA (b)	439	6,172
ASML Holding NV (c)	191	5,304
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	796	8,855
TDK Corp.	84	8,142
Yokogawa Electric Corp. (b)	357	4,798
		33,271
MATERIALS - 8.5%
Bayer AG	112	8,488

Lanxess AG	169	9,452
Makhteshim-Agan Industries Ltd.	1,230	8,905
Mittal Steel Co. NV (b)	134	8,455
Sidenor Steel Production & Manufacturing Co. SA	358	7,635
Ube Industries Ltd.	2,219	6,848
Vedanta Resources Plc	281	9,100
		58,883
TELECOMMUNICATION SERVICES - 7.5%
China Unicom Ltd.	3,024	5,206
Royal KPN NV	791	13,185
TeliaSonera AB	729	5,382
Vodafone Group Plc	8,346	28,123
		51,896
UTILITIES - 7.1%
CEMIG SA - ADR (b)	442	9,336
E.ON AG	106	17,789
Scottish & Southern Energy Plc	266	7,736
Tokyo Electric Power Co. Inc.	263	8,446
Tokyo Gas Co. Ltd.	1,320	6,261
		49,568

Total Common Stocks (cost $598,084)		682,302

SHORT TERM INVESTMENTS - 18.1%
Mutual Funds - 1.1%
JNL Money Market Fund, 5.18% (a) (h)	8,223	8,223

Securities Lending Collateral - 17.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	118,007	118,007

Total Short Term Investments (cost $126,230)		126,230

Total Investments - 116.2% (cost $724,314)		808,532

Other Assets and Liabilities, Net - (16.2%)		(113,016)

Total Net Assets - 100%		$695,516

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.0%
ACE Securities Corp., 5.45%, 02/25/31 (i)	$1,378	$1,378
Banc of America Commercial Mortgage Inc.,
6.41%, 03/11/32 (f) (i)	2,221	2,317
Commercial Mortgage Pass Through Certificates,
5.45%, 07/16/34 (f)	4,736	4,723
CompuCredit Acquired Portfolio Voltage Master Trust,
5.49%, 09/15/18 (f) (i)	1,181	1,185

Countrywide Alternative Loan Trust
5.53%, 07/20/46 (i)	1,625	1,629
5.52%, 12/25/46 (i)	1,893	1,892
Countrywide Home Equity Loan Trust
5.61%, 02/15/34 (i)	1,198	1,200
5.58%, 05/15/34 (f) (i)	1,405	1,405
Green Tree Financial Corp., 7.07%, 01/15/29	416	425
IndyMac Seconds Asset Backed Trust,
5.45%, 06/25/36 (i)	1,326	1,326
LB-UBS Commercial Mortgage Trust,
5.35%, 11/15/38 (i)	2,520	2,426
MASTR Adjustable Rate Mortgages Trust,
4.32%, 02/25/34 (i)	1,444	1,427
Morgan Stanley Mortgage Loan Trust,
5.35%, 10/25/34 (i)	989	989
Provident Funding Mortgage Loan Trust,
4.34%, 10/25/35 (i)	1,441	1,438
SACO I Inc., 5.45%, 06/25/36 (i)	1,243	1,243
Structured Asset Mortgage Investments Inc.,
5.53%, 08/25/36 (i)	2,157	2,155

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $27,450)		27,158

CORPORATE BONDS AND NOTES - 0.7%
FINANCIALS - 0.7%
Superior Wholesale Inventory Financing Trust,
5.42%, 01/15/12 (i)	1,800	1,799

Total Corporate Bonds and Notes (cost $1,800)		1,799

GOVERNMENT AND AGENCY OBLIGATIONS - 83.0%
GOVERNMENT SECURITIES - 32.3%
Sovereign - 1.9%
Israel Government AID Bond, 5.26%, 11/01/21 (j)	10,000	4,556

Treasury Inflation Index Securities - 5.0%
U.S. Treasury Inflation Index Note
2.38%, 04/15/11 (b) (s)	3,031	3,255
2.50%, 07/15/16 (b) (s)	2,227	2,307
2.00%, 01/15/26 (b) (s)	4,973	4,886
2.38%, 01/15/27 (b) (s)	1,960	1,978
		12,426
U.S. Treasury Securities - 25.4%
U.S. Treasury Bond
8.13%, 08/15/21 (j)	25,000	11,928
5.38%, 02/15/31 (b)	8,000	8,215
U.S. Treasury Note
3.38%, 10/15/09 (b)	12,840	12,423

4.00%, 04/15/10 (b)	5,600	5,471
4.63%, 02/15/17 (b)	25,500	24,695
		62,732
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 50.7%
Federal Home Loan Bank - 1.8%
Federal Home Loan Bank, 5.25%, 12/11/20	4,500	4,384

Federal Home Loan Mortgage Corp. - 16.0%
Federal Home Loan Mortgage Corp.
7.00%, 07/01/11	2	2
6.50%, 08/01/13	19	19
5.00%, 01/15/18 (i)	3,500	3,393
5.00%, 03/15/18	4,000	3,854
8.00%, 07/01/20	41	42
5.50%, 01/15/23	980	21
5.50%, 01/15/27	7,000	6,687
6.00%, 11/01/28	401	401
7.00%, 04/01/29	106	110
7.00%, 10/01/31	4	5
7.00%, 11/01/31	4	4
7.00%, 02/01/32	113	117
7.00%, 03/01/32	109	112
7.00%, 04/01/32	91	94
7.00%, 06/01/32	20	20
7.00%, 08/01/32	8	8
4.50%, 04/15/32	183	159
5.00%, 12/15/32	3,500	3,306
5.00%, 08/01/33	1,636	1,541
4.50%, 07/15/34	3,465	3,302
5.50%, 10/15/34	4,000	3,864
5.00%, 02/15/35	5,000	4,655
5.50%, 07/15/36	4,383	4,189
5.90%, 01/01/37 (i)	3,600	3,618
		39,523
Federal National Mortgage Association - 27.8%
Federal National Mortgage Association
3.92%, 02/17/09 (i)	2,000	1,926
12.50%, 09/20/15	1	1
12.00%, 01/01/16	47	51
12.00%, 01/15/16	1	1
12.50%, 01/15/16	28	30
5.00%, 02/01/19	873	846
11.50%, 09/01/19	-	-
5.41%, 10/09/19 (j)	10,000	5,005
10.50%, 08/01/20	6	6
6.50%, 03/01/26	6	6
7.00%, 05/01/26	9	9
7.00%, 11/01/28	17	18

7.00%, 12/01/28	10	10
7.00%, 03/01/29	33	35
8.00%, 07/01/29	1	1
8.00%, 11/01/29	18	19
8.00%, 12/01/29	27	28
7.00%, 01/01/30	34	35
8.00%, 01/01/30	36	38
8.00%, 02/01/30	6	7
8.00%, 05/01/30	3	3
6.53%, 05/25/30	505	504
8.00%, 09/01/30	-	-
8.00%, 10/01/30	38	40
8.00%, 01/01/31	83	87
6.00%, 02/01/31	353	351
7.50%, 02/01/31	45	47
8.00%, 02/01/31	42	44
8.00%, 03/01/31	18	20
8.00%, 04/01/31	2	2
6.00%, 01/01/33	1,230	1,225
6.00%, 06/01/35	176	174
5.00%, 09/01/35	361	339
6.00%, 10/01/35	1,364	1,352
6.00%, 11/01/35	1,562	1,548
5.00%, 12/01/35	614	577
6.00%, 02/01/36	524	518
6.50%, 02/01/36	2,770	2,798
5.00%, 03/01/36	14,998	14,053
6.00%, 03/01/36	1,358	1,343
6.50%, 03/01/36	3,005	3,034
5.50%, 04/01/36	2,915	2,813
6.00%, 04/01/36	1,462	1,447
5.50%, 05/01/36	5,160	4,979
6.00%, 05/01/36	178	176
5.50%, 06/01/36	4,004	3,864
6.00%, 06/01/36	2,882	2,852
5.50%, 07/01/36	2,248	2,169
6.00%, 07/01/36	1,280	1,268
5.50%, 08/01/36	746	720
6.00%, 08/01/36	1,515	1,500
6.00%, 09/01/36	681	675
6.00%, 12/01/36	497	493
4.68%, 06/25/43 (i)	10,000	9,611
		68,698
Government National Mortgage Association - 5.1%
Government National Mortgage Association
13.50%, 07/15/10	28	31
6.00%, 04/15/29	5	5
6.00%, 05/15/32	5	5
6.00%, 07/15/32	1	1

6.00%, 01/15/34	68	68
6.00%, 06/15/34	10	10
6.00%, 09/01/34	987	983
6.00%, 09/15/34	272	271
6.00%, 04/15/35	1,122	1,117
6.00%, 05/15/35	970	966
6.00%, 06/15/35	40	40
6.00%, 07/15/35	1,870	1,863
6.00%, 01/15/36	2,489	2,480
5.50%, 01/20/37	4,816	4,673
		12,513

Total Government and Agency Obligations (cost $209,491)		204,832

SHORT TERM INVESTMENTS - 30.4%
Mutual Funds - 4.7%
JNL Money Market Fund, 5.18% (a) (h)	11,639	11,639

Securities Lending Collateral - 25.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	63,466	63,466

Total Short Term Investments (cost $75,105)		75,105

Total Investments - 125.1% (cost $313,846)		308,894

Other Assets and Liabilities, Net - (25.1%)		(61,977)

Total Net Assets - 100%		$246,917

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 89.5%
CONSUMER DISCRETIONARY - 12.4%
Desarrolladora Homex SA de CV - ADR (b) (c)	47	$2,860
Ford Otomotiv Sanayi AS	88	826
Grupo Televisa SA - ADR (b)	71	1,960
Hero Honda Motors Ltd	80	1,364
Hyundai Motor Co. Ltd.	35	2,781
Kangwon Land Inc.	112	2,594
Lotte Shopping Co. Ltd. - GDR (f)	110	2,130
Naspers Ltd. - Class N	51	1,311
PT Astra International Tbk	1,349	2,524
Steinhoff International Holdings Ltd. (b)	691	2,367
Truworths International Ltd.	324	1,673
Woongjin Coway Co. Ltd.	42	1,414
		23,803
CONSUMER STAPLES - 8.5%
AMOREPACIFIC Corp.	2	1,639
Eastern Tobacco	27	1,929

Fomento Economico Mexicano SA de CV - ADR	31	1,227
Hindustan Lever Ltd.	341	1,582
Hite Brewery Co. Ltd.	20	2,614
Kimberly-Clark De Mexico SA	215	936
Oriflame Cosmetics SA	85	4,008
Souza Cruz SA	104	2,498
		16,433
ENERGY - 7.1%
MOL Hungarian Oil and Gas Plc (b)	15	2,347
Oil & Natural Gas Corp. Ltd.	169	3,770
Petroleo Brasileiro SA - ADR	39	4,693
Tenaris SA - ADR	59	2,908
		13,718
FINANCIALS - 20.2%
Bank Hapoalim BM	727	3,538
Bank Mandiri Persero Tbk PT	9,139	3,161
Bradespar SA	43	1,649
Chinatrust Financial Holding Co. Ltd. (c)	3,744	2,916
Fubon Financial Holding Co. Ltd. - ADR (b)	273	2,707
Investcorp Bank BSC (c)	41	1,053
JHSF Participacoes SA (c)	204	1,187
Kasikornbank Public Co. Ltd.	1,302	2,885
Kookmin Bank	57	5,041
Punjab National Bank Ltd.	23	302
Sanlam Ltd. (b)	393	1,252
Shinhan Financial Group Co. Ltd.	85	5,164
State Bank of India Ltd.	62	5,460
TNK-BP Holdings, TBA (g)	407	891
Turkiye Is Bankasi SA	361	1,692
		38,898
HEALTH CARE - 0.7%
Gedeon Richter Rt (b)	7	1,307
Pharmstandard - GDR (c) (f)	7	113
		1,420
INDUSTRIALS - 8.7%
Grasim Industries Ltd - ADR (f)	32	2,093
Imperial Holdings Ltd.	177	3,649
Iochpe Maxion SA	98	1,493
Murray & Roberts Holdings Ltd.	157	1,426
Orascom Construction Industries	64	4,190
Tam SA - ADR (b)	66	2,181
United Tractors Tbk PT	1,899	1,733
		16,765
INFORMATION TECHNOLOGY - 9.3%
Advantech Co. Ltd.	428	1,367
HON HAI Precision Industry Co. Ltd. - GDR (b)	223	3,992
Novatek Microelectronics Corp.	385	2,015
Samsung Electronics Co. Ltd.	9	5,508
Satyam Computer Services Ltd. - ADR (b)	105	2,590

Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	218	2,423
		17,895
MATERIALS - 9.2%
Aquarius Platinum Ltd.	113	3,536
Cemex Sa De Cv - ADR (c)	108	3,994
Evraz Group SA - ADR	34	1,405
Israel Chemicals Ltd.	342	2,714
Klabin SA	688	2,423
Kumba Iron Ore Ltd.	131	3,433
VSMPO-AVISMA Corp.	1	181
		17,686
TELECOMMUNICATION SERVICES - 11.9%
Brasil Telecom Participacoes SA (b)	25	1,512
China Netcom Group Corp. Hong Kong Ltd.	249	687
Mobile Telesystems - ADR	63	3,786
Orascom Telecom Holding SAE	177	2,269
Philippine Long Distance Telephone Co. - ADR (b)	83	4,770
PT Telekomunikasi Indonesia - ADR	37	1,590
SK Telecom Co. Ltd.	1	300
SK Telecom Co. Ltd. - ADR	21	563
Tele Norte Leste Participacoes SA - ADR (b)	71	1,354
Turkcell Iletisim Hizmet AS	736	4,963
Turkcell Iletisim Hizmet AS - ADR	72	1,197
		22,991
UTILITIES - 1.5%
AES Tiete SA	48,399	1,832
Companhia Energetica de Minas Gerais	52	1,104
		2,936

Total Common Stocks (cost $148,198)		172,545

PREFERRED STOCKS - 3.8%
CONSUMER DISCRETIONARY - 0.6%
Hyundai Motor Co. Ltd.	23	1,032

MATERIALS - 3.2%
Companhia Vale do Rio Doce	166	6,227

Total Preferred Stocks (cost $5,341)		7,259

SHORT TERM INVESTMENTS - 15.5%
Mutual Funds - 6.0%
JNL Money Market Fund, 5.18% (a) (h)	11,518	11,518

Securities Lending Collateral - 9.5%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	18,441	18,441

Total Short Term Investments (cost $29,959)		29,959

Total Investments - 108.8% (cost $183,498)		209,763

Other Assets and Liabilities, Net - (8.8%)		(16,975)

Total Net Assets - 100%		$192,788

JNL/Lazard Mid Cap Value Fund
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 16.4%
Belo Corp.	204	$4,204
Darden Restaurants Inc.	117	5,134
Foot Locker Inc.	234	5,099
Fortune Brands Inc.	37	3,039
Idearc Inc.	153	5,391
Liz Claiborne Inc. (b)	185	6,904
Pacific Sunwear of California Inc. (b) (c)	155	3,419
RH Donnelley Corp. (b) (c)	53	4,033
Royal Caribbean Cruises Ltd. (b)	97	4,182
Stanley Works	47	2,871
Talbots Inc. (b)	70	1,758
		46,034
CONSUMER STAPLES - 6.6%
Coca-Cola Enterprises Inc.	300	7,188
Constellation Brands Inc. - Class A (b) (c)	134	3,261
Pilgrim’s Pride Corp. - Class B (b)	84	3,214
Smithfield Foods Inc. (b) (c)	163	5,012
		18,675
ENERGY - 7.5%
BJ Services Co.	153	4,343
Foundation Coal Holdings Inc.	79	3,227
Massey Energy Co. (b)	151	4,029
Pride International Inc. (c)	84	3,158
Sunoco Inc.	40	3,219
Williams Cos. Inc.	95	3,007
		20,983
FINANCIALS - 22.2%
AmeriCredit Corp. (c)	105	2,777
Ameriprise Financial Inc.	72	4,558
Aon Corp.	113	4,819
CBL & Associates Properties Inc.	100	3,612
Conseco Inc. (c)	163	3,413
First Horizon National Corp. (b)	97	3,772
Hudson City Bancorp Inc. (b)	314	3,838
Huntington Bancshares Inc. (b)	165	3,759
Lincoln National Corp.	65	4,633
Marshall & Ilsley Corp. (b)	102	4,849
Mellon Financial Corp. (b)	133	5,830
OneBeacon Insurance Group Ltd.	150	3,800

PartnerRe Ltd.	58	4,529
RenaissanceRe Holdings Ltd.	74	4,581
Willis Group Holdings Ltd. (b)	82	3,632
		62,402
HEALTH CARE - 8.7%
Applera Corp. - Applied Biosystems Group	132	4,043
Barr Laboratories Inc. (c)	104	5,234
Hospira Inc. (c)	124	4,833
Omnicare Inc. (b)	97	3,498
Sepracor Inc. (b) (c)	58	2,367
Warner Chilcott Ltd. (b) (c)	254	4,599
		24,574
INDUSTRIALS - 15.1%
Cintas Corp.	128	5,031
Covanta Holding Corp. (b) (c)	159	3,922
Dover Corp.	104	5,309
Hubbell Inc. - Class B (b)	96	5,211
Masco Corp.	121	3,451
Pitney Bowes Inc.	126	5,918
Republic Services Inc. - Class A	110	3,378
Textron Inc.	39	4,316
USG Corp. (b) (c)	52	2,535
YRC Worldwide Inc. (b) (c)	91	3,353
		42,424
INFORMATION TECHNOLOGY - 12.0%
Analog Devices Inc.	72	2,714
Arrow Electronics Inc. (c)	94	3,628
DST Systems Inc. (b) (c)	28	2,218
Flextronics International Ltd. (c)	474	5,122
Ingram Micro Inc. - Class A (c)	253	5,495
QLogic Corp. (b) (c)	236	3,928
Seagate Technology Inc.	154	3,342
Sun Microsystems Inc. (c)	804	4,227
Sybase Inc. (b) (c)	123	2,938
		33,612
MATERIALS - 3.2%
Ball Corp.	71	3,796
Cabot Corp. (b)	29	1,383
Louisiana-Pacific Corp. (b)	198	3,737
		8,916
TELECOMMUNICATION SERVICES - 2.2%
Citizens Communications Co. (b)	361	5,509
NeuStar Inc. - Class A (c)	22	646
		6,155

Total Common Stocks (cost $242,864)		263,775

SHORT TERM INVESTMENTS - 24.7%
Mutual Funds - 5.2%
JNL Money Market Fund, 5.18% (a) (h)	14,729	14,729

Securities Lending Collateral - 19.5%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	54,784	54,784

Total Short Term Investments (cost $69,513)		69,513

Total Investments - 118.6% (cost $312,377)		333,288

Other Assets and Liabilities, Net - (18.6%)		(52,339)

Total Net Assets - 100%		$280,949

JNL/Lazard Small Cap Value Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 15.9%
Bally Technologies Inc. (b) (c)	71	$1,884
Bright Horizons Family Solutions Inc. (c)	35	1,374
Building Material Holding Corp. (b)	44	619
Carter’s Inc. (b) (c)	60	1,546
Entravision Communications Corp. (c)	81	840
Ethan Allen Interiors Inc. (b)	46	1,589
Finish Line - Class A	79	721
Guitar Center Inc. (b) (c)	23	1,370
Matthews International Corp. - Class A (b)	36	1,579
Pacific Sunwear of California Inc. (b) (c)	107	2,350
Polaris Industries Inc. (b)	29	1,576
Rare Hospitality International Inc. (b) (c)	74	1,970
Red Robin Gourmet Burgers Inc. (c)	33	1,316
Sealy Corp. (b)	107	1,774
Shuffle Master Inc. (b) (c)	49	808
Stein Mart Inc. (b)	107	1,308
TravelCenters of America LLC (c)	31	1,238
Universal Technical Institute Inc. (b) (c)	42	1,060
		24,922
CONSUMER STAPLES - 0.7%
Central Garden & Pet Co. (b) (c)	10	119
Central Garden & Pet Co. - Class A (c)	88	1,037
		1,156
ENERGY - 5.8%
Complete Production Services Inc. (b) (c)	60	1,543
Foundation Coal Holdings Inc. (b)	34	1,361
Hercules Offshore Inc. (b) (c)	49	1,587
Pioneer Drilling Co. (b) (c)	55	814
TXCO Resources Inc. (b) (c)	128	1,318
Venoco Inc. (c)	68	1,268
W-H Energy Services Inc. (c)	20	1,207
		9,098
FINANCIALS - 21.8%
Ashford Hospitality Trust Inc. (b)	141	1,657
Aspen Insurance Holdings Ltd.	49	1,381
Bank of the Ozarks Inc. (b)	68	1,884
BankUnited Financial Corp. - Class A (b)	63	1,256
Cousins Properties Inc. (b)	50	1,451
DCT Industrial Trust Inc. (b)	199	2,140
First Community Bancorp Inc.	45	2,592
Franklin Bank Corp. (b) (c)	81	1,213
Genesis Lease Ltd.	93	2,548
HFF Inc. Class - A (b) (c)	140	2,167
Max Capital Group Ltd.	84	2,369
MFA Mortgage Investments Inc. (b)	307	2,232
Nelnet Inc. - Class A (b)	34	838
Prosperity Bancshares Inc. (b)	70	2,296
Texas Capital Bancshares Inc. (b) (c)	55	1,229

Thomas Weisel Partners Group Inc. (b) (c)	79	1,314
United Bankshares Inc.	42	1,339
Waddell & Reed Financial Inc. - Class A	98	2,544
Wintrust Financial Corp. (b)	39	1,701
		34,151
HEALTH CARE - 7.2%
American Medical Systems Holdings Inc. (b) (c)	108	1,954
Centene Corp. (c)	54	1,146
Five Star Quality Care Inc. (b) (c)	162	1,294
LifePoint Hospitals Inc. (b) (c)	39	1,501
Magellan Health Services Inc. (c)	16	720
PharmaNet Development Group Inc. (c)	40	1,269
Skilled Healthcare Group Inc. (c)	63	969
Symmetry Medical Inc. (b) (c)	88	1,401
Wright Medical Group Inc. (b) (c)	46	1,099
		11,353
INDUSTRIALS - 17.4%
AirTran Holdings Inc. (b) (c)	151	1,651
Altra Holdings Inc. (b) (c)	124	2,144
American Commercial Lines Inc. (b) (c)	49	1,271
Applied Signal Technology Inc.	69	1,071
Beacon Roofing Supply Inc. (b) (c)	102	1,731
Builders FirstSource Inc. (b) (c)	69	1,115
First Advantage Corp. - Class A (c)	50	1,151
G&K Services Inc. - Class A (b)	44	1,746
Houston Wire & Cable Co. (b) (c)	40	1,142
Insteel Industries Inc. (b)	127	2,277
Kennametal Inc.	13	1,042
Knoll Inc.	48	1,071
Labor Ready Inc. (c)	59	1,361
Navigant Consulting Inc. (b) (c)	96	1,776
RBC Bearings Inc. (b) (c)	15	619
Regal-Beloit Corp. (b)	24	1,126
TriMas Corp. (c)	80	962
United Rentals Inc. (b) (c)	36	1,184
Waste Connections Inc. (b) (c)	48	1,438
Watsco Inc. (b)	28	1,507
		27,385
INFORMATION TECHNOLOGY - 22.7%
Actel Corp. (c)	101	1,406
Avid Technology Inc. (b) (c)	44	1,552
Avocent Corp. (b) (c)	45	1,305
BearingPoint Inc. (b) (c)	161	1,179
Benchmark Electronics Inc. (b) (c)	82	1,856
Brightpoint Inc. (b) (c)	89	1,231
Coherent Inc. (b) (c)	63	1,925
CPI International Inc. (b) (c)	64	1,259
Euronet Worldwide Inc. (b) (c)	29	831
FARO Technologies Inc. (c)	38	1,198

FEI Co. (b) (c)	38	1,246
infoUSA Inc.	80	819
Integrated Device Technology Inc. (c)	126	1,927
LTX Corp. (b) (c)	228	1,268
Mattson Technology Inc. (c)	95	924
Microsemi Corp. (b) (c)	54	1,300
Perot Systems Corp. (c)	76	1,297
Plexus Corp. (c)	95	2,177
Powerwave Technologies Inc. (b) (c)	173	1,157
Secure Computing Corp. (b) (c)	207	1,573
Semtech Corp. (b) (c)	75	1,293
SRA International Inc. - Class A (c)	47	1,180
TTM Technologies Inc. (c)	149	1,937
United Online Inc. (b)	107	1,759
Wright Express Corp. (c)	62	2,109
		35,708
MATERIALS - 5.2%
AM Castle & Co. (b)	34	1,214
BWAY Holdings Co. (c)	56	830
Headwaters Inc. (b) (c)	52	898
Polypore International Inc. (c)	89	1,569
Quanex Corp.	45	2,196
Schnitzer Steel Industries Inc. - Class A	29	1,372
		8,079
TELECOMMUNICATION SERVICES - 2.8%
Alaska Communications Systems Group Inc. (b)	11	169
NTELOS Holdings Corp.	57	1,567
PAETEC Holding Corp. (c)	53	598
USA Mobility Inc. (c)	75	2,011
		4,345

Total Common Stocks (cost $147,018)		156,197

SHORT TERM INVESTMENTS - 39.2%
Mutual Funds - 1.4%
JNL Money Market Fund, 5.18% (a) (h)	2,251	2,251

Securities Lending Collateral - 37.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	59,315	59,315

Total Short Term Investments (cost $61,566)		61,566

Total Investments - 138.7% (cost $208,584)		217,763

Other Assets and Liabilities, Net - (38.7%)		(60,723)

Total Net Assets - 100%		$157,040

JNL/Mellon Capital Management 10 X 10 Fund
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management Bond Index Fund (a)	70	$764
JNL/Mellon Capital Management International Index Fund (a)	43	794
JNL/Mellon Capital Management JNL 5 Fund (a)	262	4,048
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	47	793
JNL/Mellon Capital Management S&P 500 Index Fund (a)	61	786
JNL/Mellon Capital Management Small Cap Index Fund (a)	50	792

Total Investment Funds (cost $7,955)		7,976

Total Investments - 100.0% (cost $7,955)		7,976

Other Assets and Liabilities, Net - 0.0%		-

Total Net Assets - 100%		$7,976

JNL/Mellon Capital Management Bond Index Fund * (t)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.1%
Other Securities		$17,839

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $18,316)		17,839

CORPORATE BONDS AND NOTES - 19.3%
CONSUMER DISCRETIONARY - 1.8%
Other Securities		5,281

CONSUMER STAPLES - 0.9%
Other Securities		2,726

ENERGY - 1.0%
Other Securities		2,811

FINANCIALS - 8.9%
Other Securities		26,364

HEALTH CARE - 0.9%
Other Securities		2,552

INDUSTRIALS - 1.0%
Other Securities		2,863

INFORMATION TECHNOLOGY - 0.5%
Other Securities		1,551

MATERIALS - 0.7%
Other Securities		2,073

TELECOMMUNICATION SERVICES - 2.0%
Other Securities		5,928

UTILITIES - 1.6%
Other Securities		4,867

Total Corporate Bonds and Notes (cost $58,733)		57,016

GOVERNMENT AND AGENCY OBLIGATIONS - 73.2%
GOVERNMENT SECURITIES - 25.4%
Municipals - 0.1%
Other Securities		274

Sovereign - 1.4%
Other Securities		4,167

U.S. Treasury Securities - 23.9%
U.S. Treasury Bond
11.25%, 02/15/15 (b)	$795	1,105
7.50%, 11/15/16 (b)	1,240	1,462
8.75%, 05/15/17 (b)	1,485	1,903
9.13%, 05/15/18 (b)	1,040	1,384
8.88%, 02/15/19 (b)	1,045	1,382
8.00%, 11/15/21 (b)	1,660	2,124
6.75%, 08/15/26 (b)	2,250	2,662
U.S. Treasury Note
4.88%, 10/31/08 (b)	2,810	2,806
4.38%, 11/15/08 (b)	4,450	4,413
2.63%, 03/15/09 (b)	1,160	1,117
4.00%, 06/15/09 (b)	1,420	1,397
4.50%, 02/28/11 (b)	1,862	1,837
4.88%, 07/31/11 (b)	2,190	2,187
5.00%, 08/15/11 (b)	1,100	1,105
4.75%, 01/31/12	1,200	1,191
4.25%, 08/15/14 (b)	1,255	1,200
Other Securities		41,248
		70,523
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 47.8%
Federal Home Loan Bank – 1.9%
Federal Home Loan Bank
3.00%, 04/15/09 (b)	1,200	1,155
5.75%, 05/15/12 (b)	1,125	1,148
Other Securities		3,211
		5,514
Federal Home Loan Mortgage Corp. - 16.5%
Federal Home Loan Mortgage Corp.
5.25%, 05/07/10 (b)	1,100	1,096

5.45%, 11/21/13	1,469	1,418
5.25%, 06/18/14	1,090	1,082
5.50%, 10/01/32	1,316	1,275
5.00%, 09/01/33	2,682	2,527
5.50%, 10/01/33, TBA (g)	1,222	1,184
5.00%, 11/01/35	2,414	2,269
4.42%, 12/01/35 (i)	1,305	1,240
5.50%, 12/01/35	2,777	2,684
6.00%, 12/01/35	2,805	2,784
Other Securities		31,174
		48,733
Federal National Mortgage Association – 26.2%
Federal National Mortgage Association
5.00%, 02/13/17 (b)	1,230	1,190
5.00%, 02/01/18	2,097	2,034
5.00%, 11/01/18	1,142	1,108
6.00%, 06/01/22	2,000	2,009
5.50%, 05/01/26	1,186	1,155
5.50%, 05/01/33	2,170	2,102
5.50%, 06/01/33	2,030	1,967
5.50%, 10/01/33	2,030	1,967
5.00%, 11/01/33	1,711	1,611
6.00%, 12/01/33	1,150	1,143
5.00%, 02/01/34	2,661	2,507
5.50%, 12/01/34	1,138	1,102
5.00%, 11/01/35	1,946	1,828
6.00%, 12/01/36	1,231	1,219
5.64%, 02/01/37 (i)	1,130	1,127
5.50%, 03/01/37	1,982	1,911
5.86%, 04/01/37 (i)	2,150	2,154
6.00%, 04/01/37	1,998	1,977
6.00%, 06/01/37	1,500	1,484
Other Securities		45,796
		77,391
Government National Mortgage Association - 3.2%
Other Securities		9,303

Total Government and Agency Obligations (cost $219,458)		215,905

SHORT TERM INVESTMENTS - 32.7%
Mutual Funds - 0.8%
JNL Money Market Fund, 5.18% (a) (h)	2,435	2,435

Securities Lending Collateral - 31.9%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	93,973	93,973

Total Short Term Investments (cost $96,408)		96,408

Total Investments - 131.3% (cost $392,915)		387,168

Other Assets and Liabilities, Net - (31.3%)		(92,394)

Total Net Assets - 100%		$294,774

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund * (t)
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 10.3%
News Corp. Inc. - Class A	39	$821
Target Corp.	13	852
Time Warner Inc.	43	901
Walt Disney Co.	28	944
Other Securities		6,451
		9,969
CONSUMER STAPLES - 9.8%
Altria Group Inc.	15	1,035
Coca-Cola Co.	16	840
PepsiCo Inc.	18	1,147
Procter & Gamble Co.	30	1,839
Walgreen Co.	18	792
Wal-Mart Stores Inc.	19	918
Other Securities		2,855
		9,426
ENERGY - 9.6%
Chevron Corp.	9	782
ConocoPhillips	12	920
Exxon Mobil Corp.	35	2,895
Halliburton Co.	20	681
Schlumberger Ltd.	14	1,223
Other Securities		2,781
		9,282
FINANCIALS - 20.4%
AFLAC Inc. (b)	12	638
American International Group Inc.	25	1,742
Bank of America Corp.	41	2,001
Citigroup Inc.	26	1,320
JPMorgan Chase & Co.	24	1,173
Lehman Brothers Holdings Inc.	10	738
Merrill Lynch & Co. Inc.	11	951
Prudential Financial Inc.	7	706
Washington Mutual Inc. (b)	17	725
Wells Fargo & Co.	21	746
Other Securities		8,943
		19,683
HEALTH CARE - 11.7%
Aetna Inc.	13	627
Baxter International Inc.	13	721
Bristol-Myers Squibb Co.	29	915

Johnson & Johnson	13	805
Medtronic Inc.	17	884
Merck & Co. Inc.	15	762
Pfizer Inc.	50	1,271
Schering-Plough Corp.	28	837
UnitedHealth Group Inc.	15	777
Other Securities		3,651
		11,250
INDUSTRIALS - 10.0%
Boeing Co.	11	1,019
General Electric Corp.	73	2,788
United Parcel Service Inc. - Class B	9	626
United Technologies Corp.	14	986
Other Securities		4,233
		9,652
INFORMATION TECHNOLOGY - 16.5%
Apple Computer Inc. (c)	8	1,004
Cisco Systems Inc. (c)	40	1,110
Google Inc. - Class A (c)	2	1,282
Hewlett-Packard Co.	27	1,193
International Business Machines Corp. (b)	15	1,548
Microsoft Corp.	74	2,174
Oracle Corp. (c)	33	648
QUALCOMM Inc.	21	907
Other Securities		6,051
		15,917
MATERIALS - 3.7%
Praxair Inc.	9	641
Other Securities		2,975
		3,616
TELECOMMUNICATION SERVICES - 3.7%
AT&T Inc.	55	2,264
Other Securities		1,320
		3,584
UTILITIES - 2.2%
Other Securities		2,139

Total Common Stocks (cost $82,296)		94,518

SHORT TERM INVESTMENTS - 12.3%
Mutual Funds - 2.0%
JNL Money Market Fund, 5.18% (a) (h)	1,958	1,958

Securities Lending Collateral - 10.2%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	9,843	9,843

U.S. Treasury Securities - 0.1%
Other Securities (o)		129

Total Short Term Investments (cost $11,930)		11,930

Total Investments - 110.2% (cost $94,226)		106,448

Other Assets and Liabilities, Net - (10.2%)		(9,853)

Total Net Assets - 100%		$96,595

JNL/Mellon Capital Management Index 5 Fund
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management Bond Index Fund (a)	92	$1,012
JNL/Mellon Capital Management International Index Fund (a)	58	1,052
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	63	1,051
JNL/Mellon Capital Management S&P 500 Index Fund (a)	81	1,041
JNL/Mellon Capital Management Small Cap Index Fund (a)	67	1,050

Total Investment Funds (cost $5,212)		5,206

Total Investments - 100.0% (cost $5,212)		5,206

Other Assets and Liabilities, Net - 0.0%		-

Total Net Assets - 100%		$5,206

JNL/Mellon Capital Management International Index Fund * (t)
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 11.4%
DaimlerChrysler AG	39	$3,656
Toyota Motor Corp.	114	7,241
Other Securities		58,725
		69,622
CONSUMER STAPLES - 7.7%
Nestle SA	17	6,489
Tesco Plc	338	2,840
Other Securities		37,430
		46,759
ENERGY - 7.4%
BP Plc	821	9,946
ENI SpA (b)	111	4,028
Royal Dutch Shell Plc - Class A	156	6,384
Royal Dutch Shell Plc - Class B	117	4,903
Total SA (b)	91	7,454
Other Securities		12,393
		45,108
FINANCIALS - 28.0%
ABN AMRO Holding NV	77	3,554
Allianz AG	19	4,526

AXA SA (b)	67	2,888
Banco Bilbao Vizcaya Argentaria SA	151	3,719
Banco Santander Central Hispano SA	266	4,921
Barclays Plc	278	3,884
BNP Paribas (b)	36	4,266
Commonwealth Bank of Australia	54	2,534
Credit Suisse Group	46	3,299
Deutsche Bank AG	22	3,223
HBOS Plc	160	3,168
HSBC Holdings Plc	492	9,031
ING Groep NV	80	3,536
Lloyds TSB Group Plc	240	2,679
Mitsubishi UFJ Financial Group Inc.	0	3,789
Mizuho Financial Group Inc.	0	2,799
Prudential plc (a)	103	1,470
Royal Bank of Scotland Group Plc	402	5,105
Societe Generale - Class A (b)	16	2,923
Sumitomo Mitsui Financial Group Inc.	0	2,615
UBS AG	85	5,117
UniCredito Italiano SpA (b)	332	2,983
Other Securities		88,267
		170,296
HEALTH CARE - 6.2%
AstraZeneca Plc	65	3,496
GlaxoSmithKline Plc	244	6,398
Novartis AG	98	5,564
Roche Holding AG	30	5,310
Sanofi-Aventis (b)	43	3,524
Other Securities		13,359
		37,651
INDUSTRIALS - 11.5%
Siemens AG	36	5,215
Other Securities		64,989
		70,204
INFORMATION TECHNOLOGY - 5.5%
Canon Inc. (b)	45	2,666
Nokia Oyj	174	4,898
Telefonaktiebolaget LM Ericsson - Class B (b)	622	2,496
Other Securities		23,581
		33,641
MATERIALS - 9.3%
Anglo American Plc (c)	63	3,735
BASF AG	21	2,807
BHP Billiton Ltd.	149	4,411
BHP Billiton Plc	100	2,781
Rio Tinto Plc	43	3,308
Other Securities		39,678
		56,720
TELECOMMUNICATION SERVICES - 5.3%

Telefonica SA	190	4,242
Vodafone Group Plc	2,242	7,555
Other Securities		20,369
		32,166
UTILITIES - 5.1%
E.ON AG (b)	26	4,451
Suez SA (b)	44	2,503
Other Securities		24,257
		31,211

Total Common Stocks (cost $426,837)		593,378

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		1,125

Total Preferred Stocks (cost $541)		1,125

RIGHTS - 0.0%
Other Securities		-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 25.0%
Mutual Funds - 1.8%
JNL Money Market Fund, 5.18% (a) (h)	11,212	11,212

Securities Lending Collateral - 23.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	140,297	140,297

U.S. Treasury Securities - 0.2%
Other Securities (o)		757

Total Short Term Investments (cost $152,266)		152,266

Total Investments - 122.6% (cost $579,644)		746,769

Other Assets and Liabilities, Net - (22.6%)		(137,476)

Total Net Assets - 100%		$609,293

JNL/Mellon Capital Management S&P 400 MidCap Index Fund * (t)
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 14.1%
American Eagle Outfitters Inc.	81	$2,075
Carmax Inc. (c)	87	2,209
GameStop Corp. - Class A (b) (c)	61	2,390
Mohawk Industries Inc. (b) (c)	22	2,182

Other Securities		60,500
		69,356
CONSUMER STAPLES - 2.7%
Energizer Holdings Inc. (b) (c)	23	2,253
Other Securities		11,321
		13,574
ENERGY - 8.7%
Cameron International Corp. (c)	45	3,237
FMC Technologies Inc. (c)	27	2,158
Grant Prideco Inc. (c)	52	2,773
Newfield Exploration Co. (c)	52	2,385
Noble Energy Inc.	69	4,275
Pioneer Natural Resources Co. (b)	50	2,423
Pride International Inc. (c)	67	2,496
Southwestern Energy Co. (c)	68	3,026
Other Securities		20,143
		42,916
FINANCIALS - 16.0%
AG Edwards Inc.	30	2,564
AMB Property Corp.	40	2,121
Eaton Vance Corp.	51	2,250
Everest Re Group Ltd.	26	2,801
Fidelity National Title Group Inc. - Class A	89	2,115
Leucadia National Corp. (b)	65	2,305
Macerich Co.	29	2,388
WR Berkley Corp.	68	2,225
Other Securities		60,380
		79,149
HEALTH CARE - 11.4%
Cephalon Inc. (b) (c)	26	2,128
DENTSPLY International Inc.	61	2,346
Health Net Inc. (c)	45	2,380
Intuitive Surgical Inc. (b) (c)	15	2,078
Other Securities		47,018
		55,950
INDUSTRIALS - 15.1%
Dun & Bradstreet Corp.	24	2,489
Expeditors International Washington Inc.	86	3,557
Fastenal Co. (b)	51	2,117
Jacobs Engineering Group Inc. (c)	48	2,739
Joy Global Inc. (b)	44	2,571
Manpower Inc.	34	3,162
Republic Services Inc. - Class A	68	2,081
SPX Corp. (c)	24	2,114
Other Securities		53,379
		74,209
INFORMATION TECHNOLOGY - 15.4%
Alliance Data Systems Corp. (c)	27	2,058
Amphenol Corp. - Class A	72	2,557

Cadence Design Systems Inc. (c)	113	2,475
CDW Corp. (c)	24	2,076
Harris Corp.	54	2,946
Lam Research Corp. (b) (c)	55	2,840
McAfee Inc. (c)	64	2,263
Microchip Technology Inc. (b)	87	3,221
Other Securities		55,225
		75,661
MATERIALS - 6.5%
Lyondell Chemical Co.	86	3,202
Martin Marietta Materials Inc.	18	2,869
Other Securities		25,852
		31,923
TELECOMMUNICATION SERVICES - 0.8%
Telephone & Data Systems Inc.	42	2,623
Other Securities		1,316
		3,939
UTILITIES - 7.1%
Equitable Resources Inc.	49	2,428
Oneok Inc.	45	2,251
Pepco Holdings Inc.	78	2,187
Wisconsin Energy Corp.	47	2,084
Other Securities		26,237
		35,187

Total Common Stocks (cost $395,408)		481,864

SHORT TERM INVESTMENTS - 32.6%
Mutual Funds - 2.0%
JNL Money Market Fund, 5.18% (a) (h)	9,975	9,975

Securities Lending Collateral - 30.5%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	150,195	150,195

U.S. Treasury Securities - 0.1%
Other Securities (o)		416

Total Short Term Investments (cost $160,586)		160,586

Total Investments - 130.4% (cost $555,994)		642,450

Other Assets and Liabilities, Net - (30.4%)		(149,632)

Total Net Assets - 100%		$492,818

JNL/Mellon Capital Management S&P 500 Index Fund * (t)
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 10.0%

Comcast Corp. - Class A (c)	148	$4,157
Home Depot Inc.	93	3,663
Time Warner Inc.	179	3,765
Walt Disney Co.	93	3,190
Other Securities		49,543
		64,318
CONSUMER STAPLES - 9.2%
Altria Group Inc.	100	7,000
Coca-Cola Co.	95	4,991
PepsiCo Inc.	77	5,016
Procter & Gamble Co.	149	9,138
Wal-Mart Stores Inc.	115	5,536
Other Securities		27,129
		58,810
ENERGY - 10.7%
Chevron Corp.	102	8,587
ConocoPhillips	78	6,089
Exxon Mobil Corp.	267	22,391
Schlumberger Ltd.	56	4,753
Other Securities		26,579
		68,399
FINANCIALS - 20.6%
American Express Co.	57	3,457
American International Group Inc.	123	8,616
Bank of America Corp.	210	10,288
Citigroup Inc.	235	12,028
Fannie Mae	46	3,023
Goldman Sachs Group Inc.	19	4,205
JPMorgan Chase & Co.	162	7,851
Mellon Financial Corp. (a)	19	833
Merrill Lynch & Co. Inc.	41	3,460
Morgan Stanley	50	4,199
Wachovia Corp.	91	4,657
Wells Fargo & Co.	159	5,576
Other Securities		63,522
		131,715
HEALTH CARE - 11.5%
Abbott Laboratories	73	3,920
Amgen Inc. (c)	55	3,049
Johnson & Johnson	137	8,466
Merck & Co. Inc.	103	5,125
Pfizer Inc.	333	8,512
UnitedHealth Group Inc.	64	3,258
Wyeth	64	3,666
Other Securities		37,948
		73,944
INDUSTRIALS - 11.3%
Boeing Co.	37	3,598
General Electric Corp.	488	18,664

Tyco International Ltd. (c)	90	3,047
United Parcel Service Inc. - Class B	50	3,674
United Technologies Corp.	47	3,353
Other Securities		39,818
		72,154
INFORMATION TECHNOLOGY - 15.3%
Apple Computer Inc. (c)	41	5,012
Cisco Systems Inc. (c)	288	8,021
Dell Inc. (c)	108	3,085
Google Inc. - Class A (c)	10	5,420
Hewlett-Packard Co. (b)	124	5,547
Intel Corp.	276	6,550
International Business Machines Corp. (b)	65	6,822
Microsoft Corp.	399	11,763
Oracle Corp. (c)	188	3,708
QUALCOMM Inc.	79	3,438
Other Securities		38,310
		97,676
MATERIALS - 3.1%
Other Securities		19,829

TELECOMMUNICATION SERVICES - 3.7%
AT&T Inc.	292	12,131
Verizon Communications Inc.	138	5,674
Other Securities		5,918
		23,723
UTILITIES - 3.5%
Other Securities		22,166

Total Common Stocks (cost $495,593)		632,734

SHORT TERM INVESTMENTS - 8.9%
Mutual Funds - 1.1%
JNL Money Market Fund, 5.18% (a) (h)	7,021	7,021

Securities Lending Collateral - 7.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	50,082	50,082

U.S. Treasury Securities - 0.0%
Other Securities (o)		317

Total Short Term Investments (cost $57,420)		57,420

Total Investments - 107.8% (cost $553,014)		690,154

Other Assets and Liabilities, Net - (7.8%)		(49,944)

Total Net Assets - 100%		$640,210

JNL/Mellon Capital Management Small Cap Index Fund * (t)
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 15.4%
Chipotle Mexican Grill Inc. (c)	8	$667
Gaylord Entertainment Co. (b) (c)	11	566
Jack in the Box Inc. (c)	8	572
Lear Corp. (c)	20	712
Men’s Wearhouse Inc.	14	716
Priceline.com Inc. (b) (c)	10	674
Sotheby’s Holdings - Class A (b)	17	797
Other Securities		55,142
		59,846
CONSUMER STAPLES - 2.9%
Other Securities		11,437

ENERGY - 5.3%
Hanover Compressor Co. (b) (c)	24	569
Petrohawk Energy Corp. (b) (c)	44	696
Other Securities		19,399
		20,664
FINANCIALS - 20.5%
Alexandria Real Estate Equities Inc.	8	734
Aspen Insurance Holdings Ltd.	23	640
International Securities Exchange Inc. - Class A	10	654
Nationwide Health Properties Inc. (b)	23	625
Ohio Casualty Corp.	15	669
Post Properties Inc. (b)	11	586
Realty Income Corp. (b)	26	655
Other Securities		75,028
		79,591
HEALTH CARE - 11.6%
Hologic Inc. (b) (c)	14	767
Illumina Inc. (b) (c)	14	578
Inverness Medical Innovations Inc. (b) (c)	12	615
Kyphon Inc. (b) (c)	12	582
Ventana Medical Systems Inc. (b) (c)	8	594
Other Securities		41,720
		44,856
INDUSTRIALS - 14.9%
Acuity Brands Inc.	11	674
Baldor Electric Co.	12	595
Belden CDT Inc.	12	642
Bucyrus International Inc. - Class A (b)	10	685
EMCOR Group Inc. (c)	8	599
Florida East Coast Industries Inc. - Class A (b)	10	795
Genlyte Group Inc. (b) (c)	7	578
Granite Construction Inc.	9	607
Washington Group International Inc. (c)	8	601
Other Securities		51,837
		57,613
INFORMATION TECHNOLOGY - 17.4%

Andrew Corp. (c)	40	580
Anixter International Inc. (b) (c)	8	598
Equinix Inc. (b) (c)	8	747
FLIR Systems Inc. (b) (c)	17	789
Foundry Networks Inc. (b) (c)	38	625
Itron Inc. (b) (c)	8	603
Micros Systems Inc. (c)	11	578
Nuance Communications Inc. (b) (c)	34	575
ON Semiconductor Corp. (b) (c)	63	673
Parametric Technology Corp. (b) (c)	30	658
Polycom Inc. (c)	24	798
ValueClick Inc. (b) (c)	26	770
Other Securities		59,314
		67,308
MATERIALS - 4.6%
AptarGroup Inc.	18	634
CF Industries Holdings Inc.	14	853
Hercules Inc. (c)	30	590
Terra Industries Inc. (b) (c)	24	608
Other Securities		14,950
		17,635
TELECOMMUNICATION SERVICES - 1.5%
Time Warner Telecom Inc. - Class A (b) (c)	37	748
Other Securities		5,016
		5,764
UTILITIES - 2.6%
Other Securities		10,065

Total Common Stocks (cost $317,881)		374,779

WARRANTS - 0.0%
Other Securities		-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 41.1%
Mutual Funds - 4.4%
JNL Money Market Fund, 5.18% (a) (h)	17,163	17,163

Securities Lending Collateral - 36.5%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	141,348	141,348

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.61%, 09/20/07 (o)	$695	688

Total Short Term Investments (cost $159,199)		159,199

Total Investments - 137.8% (cost $477,080)		533,978

Other Assets and Liabilities, Net - (37.8%)		(146,461)

Total Net Assets - 100%		$387,517

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 19.3%
Bayerische Motoren Werke AG	53	$3,457
Bulgari SpA (b)	112	1,805
Burberry Group Plc	113	1,557
Carnival Corp.	84	4,077
Citadel Broadcasting Corp.	7	44
Coach Inc. (c)	24	1,147
Dish TV India Ltd. (c)	223	584
Getty Images Inc. (b) (c)	20	942
Grupo Televisa SA - ADR	130	3,592
Hennes & Mauritz AB - Class B (b)	110	6,532
Inditex SA (b)	56	3,329
International Game Technology	47	1,870
Koninklijke Philips Electronics NV	96	4,088
LVMH Moet Hennessy Louis Vuitton SA (b)	40	4,619
McDonald’s Corp.	47	2,381
Pearson Plc	92	1,559
Scientific Games Corp. - Class A (b) (c)	10	360
Sega Sammy Holdings Inc.	44	718
Shuffle Master Inc. (b) (c)	20	337
Singapore Press Holdings Ltd.	279	846
Sirius Satellite Radio Inc. (b) (c)	777	2,346
Sony Corp.	87	4,447
Tiffany & Co. (b)	66	3,475
Tod’s SpA (b)	10	850
Toyota Motor Corp.	38	2,433
Walt Disney Co.	91	3,114
Wire & Wireless India Ltd. (c)	191	297
WPP Group Plc	117	1,757
ZEE News Ltd. (c)	172	194
ZEE Telefilms Ltd.	370	2,703
		65,460
CONSUMER STAPLES - 8.0%
Cadbury Schweppes Plc	251	3,429
Cia de Bebidas das Americas - ADR	38	2,651
Colgate-Palmolive Co.	38	2,451
Diageo Plc	93	1,944
Fomento Economico Mexicano SA de CV (b)	627	2,457
Grupo Modelo SA	289	1,572
Hindustan Lever Ltd.	334	1,547
Reckitt Benckiser Plc	79	4,328
Seven & I Holdings Co. Ltd.	36	1,016

Tesco Plc	332	2,792
Wal-Mart Stores Inc.	63	3,031
		27,218
ENERGY - 5.9%
BP Plc - ADR	37	2,678
Chevron Corp.	30	2,528
Husky Energy Inc. (b)	51	4,174
Technip SA (b)	51	4,205
Total SA (b)	24	1,968
Transocean Inc. (c)	42	4,483
		20,036
FINANCIALS - 13.8%
ACE Ltd.	34	2,108
AFLAC Inc.	16	828
Allianz AG	20	4,662
American International Group Inc.	24	1,702
Berkshire Hathaway Inc. - Class B (c)	1	1,875
BNP Paribas (b)	8	901
Credit Saison Co. Ltd.	57	1,494
Credit Suisse Group	65	4,663
HSBC Holdings Plc	177	3,230
ICICI Bank Ltd. - ADR (b)	22	1,079
Investor AB - Class B (b)	80	2,093
Manulife Financial Corp. (b)	49	1,819
Morgan Stanley	43	3,615
Northern Trust Corp.	51	3,251
Resona Holdings Inc. (b)	-	1,045
Royal Bank of Scotland Group Plc	405	5,145
Societe Generale - Class A (b)	17	3,162
Sumitomo Mitsui Financial Group Inc.	-	2,316
XL Capital Ltd. - Class A	22	1,888
		46,876
HEALTH CARE - 7.7%
3SBio Inc. - ADR (c)	14	133
Acadia Pharmaceuticals Inc. (b) (c)	25	340
Affymetrix Inc. (b) (c)	30	747
Boston Scientific Corp. (c)	145	2,224
Chugai Pharmaceutical Co. Ltd. (b)	54	975
Genentech Inc. (b) (c)	16	1,195
Gilead Sciences Inc. (c)	70	2,706
InterMune Inc. (b) (c)	22	578
Johnson & Johnson	13	820
Medtronic Inc.	22	1,141
Nektar Therapeutics (b) (c)	25	237
NicOx SA (c)	18	453
Novartis AG	29	1,652
Novo-Nordisk A/S - Class B (b)	12	1,288
Regeneron Pharmaceuticals Inc. (c)	16	290
Roche Holding AG	23	4,019

Sanofi-Aventis (b)	38	3,095
Seattle Genetics Inc. (b) (c)	14	136
Shionogi & Co. Ltd.	101	1,649
Smith & Nephew Plc	139	1,725
Theravance Inc. (c)	25	807
		26,210
INDUSTRIALS - 11.2%
3M Corp.	39	3,393
Assa Abloy AB	77	1,701
Boeing Co.	24	2,337
Emerson Electric Co.	73	3,398
Empresa Brasileira de Aeronautica SA - ADR	70	3,365
European Aeronautic Defence & Space Co. NV (b)	104	3,407
Experian Group Ltd.	60	757
Fanuc Ltd.	9	919
Hutchison Whampoa Ltd.	118	1,172
Hyundai Heavy Industries	8	2,894
Lockheed Martin Corp.	20	1,854
Northrop Grumman Corp.	22	1,705
Raytheon Co.	36	1,951
Secom Co. Ltd.	35	1,628
Siemens AG	52	7,528
		38,009
INFORMATION TECHNOLOGY - 26.3%
Adobe Systems Inc. (c)	84	3,389
Advanced Micro Devices Inc. (b) (c)	201	2,871
Altera Corp. (b)	101	2,231
Automatic Data Processing Inc.	76	3,664
Benq Corp. (c)	1,062	402
Canon Inc. (b)	23	1,324
Cisco Systems Inc. (c)	52	1,457
Corning Inc. (c)	148	3,771
Cree Inc. (b) (c)	68	1,768
eBay Inc. (c)	155	4,981
Hoya Corp. (b)	72	2,382
Infosys Technologies Ltd.	74	3,514
Intuit Inc. (c)	104	3,113
Juniper Networks Inc. (b) (c)	182	4,583
Keyence Corp.	7	1,504
Kyocera Corp.	17	1,857
Linear Technology Corp. (b)	41	1,480
Maxim Integrated Products Inc.	82	2,723
MediaTek Inc.	217	3,374
Microsoft Corp.	177	5,210
Murata Manufacturing Co. Ltd.	43	3,275
Nidec Corp.	12	694
Nintendo Co. Ltd.	6	2,198
Samsung Electronics Co. Ltd.	3	2,002
SAP AG (b)	77	3,947

Square Enix Co. Ltd.	46	1,157
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	258	2,875
Tandberg ASA (b)	85	1,922
Telefonaktiebolaget LM Ericsson - Class B (b)	3,236	12,992
Xilinx Inc. (b)	67	1,802
Yahoo! Inc. (c)	23	631
		89,093
MATERIALS - 0.5%
Praxair Inc.	12	893
Syngenta AG	4	868
		1,761
TELECOMMUNICATION SERVICES - 4.1%
KDDI Corp.	-	3,396
SK Telecom Co. Ltd. - ADR	115	3,132
Vodafone Group Plc	2,185	7,364
		13,892
UTILITIES - 0.7%
Fortum Oyj	70	2,206

Total Common Stocks (cost $243,624)		330,761

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Porsche AG	2	2,700

Total Preferred Stocks (cost $1,083)		2,700

SHORT TERM INVESTMENTS - 30.5%
Mutual Funds - 2.6%
JNL Money Market Fund, 5.18% (a) (h)	8,658	8,658

Securities Lending Collateral - 27.9%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	94,491	94,491

Total Short Term Investments (cost $103,149)		103,149

Total Investments - 128.8% (cost $347,856)		436,610

Other Assets and Liabilities, Net - (28.8%)		(97,534)

Total Net Assets - 100%		$339,076

JNL/PIMCO Real Return Fund
OPTIONS - 0.0%
Call Option, EUR vs. USD, Strike Price EUR 1.35,
Expiration June 2008	1,190	$52
Eurodollar Future Call Option, Strike Price EUR 98.75,
Expiration September 2008	5	-

Federal National Mortgage Association, 5.50%, TBA Put
Option, Strike Price $85.00, Expiration September 2007	10	-
Federal National Mortgage Association, 5.50%, TBA Put
Option, Strike Price $86.03, Expiration September 2007	20	-
Federal National Mortgage Association, 6.00%, TBA Put
Option, Strike Price $89.03, Expiration September 2007	570	5
Put Option, EUR vs. USD, Strike Price EUR 1.35,
Expiration June 2008	1,400	36
U.S. 10-Year Treasury Note Future Put Option,
Strike Price $101.00, Expiration August 2007	376	12
U.S. 30-Year Treasury Bond Future Call Option,
Strike Price $118.00, Expiration August 2007	617	10
U.S. Treasury Inflation Index Future Put Option,
Strike Price $63.00, Expiration August 2007	140	-
U.S. Treasury Inflation Index Future Put Option,
Strike Price $64.00, Expiration August 2007	250	3
U.S. Treasury Inflation Index Future Put Option,
Strike Price $81.00, Expiration September 2007	900	11

Total Options (cost $144)		129

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.2%
ACE Securities Corp., 5.41%, 06/25/37 (i)	$1,367	1,368
AmeriCredit Prime Auto Receivables, 5.34%, 11/08/07	1,400	1,400
Chase Credit Card Master Trust
5.43%, 10/15/10 (i)	1,400	1,402
5.49%, 09/15/11 (i)	1,400	1,404
Chevy Chase Mortgage Funding Corp.,
5.45%, 05/25/48 (f) (i)	1,400	1,401
Citibank Credit Card Issuance Trust
5.53%, 02/07/10 (i)	1,400	1,402
2.90%, 05/17/10	1,400	1,371
Citigroup Mortgage Loan Trust Inc.
5.43%, 03/25/37 (i)	1,437	1,437
5.38%, 05/25/37 (i)	1,400	1,401
5.38%, 08/25/45 (i)	1,400	1,401
Countrywide Asset-Backed Certificates
5.50%, 09/25/36 (i)	1,400	1,400
5.42%, 09/25/37 (i)	1,237	1,237
Deutsche Bank Alternate Loan Trust, 5.41%, 08/25/37 (i)	1,400	1,400
First Franklin Mortgage Loan Trust, 5.37%, 11/25/36 (i)	1,310	1,310
First USA Credit Card Master Trust, 5.48%, 04/18/11 (i)	1,400	1,403
Goldman Sachs Mortgage Securities Corp.,
5.41%, 03/06/20 (f) (i)	1,400	1,402
GS Auto Loan Trust, 5.34%, 06/28/14 (i)	1,400	1,400
HSI Asset Securitization Corp. Trust, 5.38%, 05/25/37 (i)	1,400	1,400
IndyMac Residential Asset Backed Trust
5.45%, 04/25/37 (i)	1,268	1,268
5.40%, 07/25/37 (i)	1,400	1,402

JPMorgan Mortgage Acquisition Corp., 5.38%, 05/01/37 (i)	1,358	1,358
Lehman Brothers Mortgage Loan Trust,
5.41%, 06/25/37 (f) (i)	1,379	1,381
MASTR Adjustable Rate Mortgages Trust,
5.43%, 05/25/47 (i)	1,077	1,078
MASTR Asset Backed Trust, 5.40%, 05/25/37 (i)	1,361	1,361
MBNA Credit Card Master Note, 5.44%, 08/16/10 (i)	1,000	1,001
Merrill Lynch Mortgage Investors Inc., 5.43%, 07/25/36 (i)	995	994
Morgan Stanley Capital I
5.38%, 05/25/37 (i)	2,738	2,739
Nationstar Home Equity Loan Trust, 5.38%, 06/25/37 (i)	1,400	1,401
Residential Asset Securities Corp., 5.43%, 02/25/30 (i)	1,243	1,243
Securitized Asset-Backed Receivables LLC,
5.44%, 05/25/37, TBA (g) (i)	1,400	1,400
SLM Student Loan Trust
5.33%, 04/25/12 (i)	1,100	1,100
5.34%, 04/25/14 (i)	2,520	2,521
5.31%, 02/15/15 (i)	1,400	1,400
5.36%, 04/25/17 (i)	1,400	1,400
Structured Asset Securities Corp., 5.43%, 04/25/36 (i)	1,400	1,400
Wachovia Auto Loan Owner Trust, 5.34%, 06/20/08 (i)	1,400	1,400
Wachovia Bank Commercial Mortgage Trust
5.41%, 08/11/18 (f) (i)	1,372	1,372
5.40%, 06/15/20 (f) (i)	1,400	1,400
Washington Mutual MSC Mortgage Pass-Through
Certificates, 6.03%, 08/25/46 (i)	2,704	2,708

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $56,255)		56,266

CERTIFICATES OF DEPOSIT- 3.4%
BNP Paribas, 5.27%, 09/23/08 (i)	1,300	1,299
Dexia Credit SA NY, 5.27%, 09/29/08 (i)	2,600	2,600
Fortis Bank NY
5.27%, 06/30/08 (i)	1,200	1,200
5.31%, 09/30/08 (i)	2,600	2,600
Nordea Bank Finland NY, 5.28%, 12/01/08	1,100	1,100
Skandinaviska Enskilda Banken NY, 5.35%, 02/13/09 (i)	1,200	1,200

Total Certificates of Deposit (cost $9,995)		9,999

CORPORATE BONDS AND NOTES - 7.8%
CONSUMER DISCRETIONARY - 0.0%
Harrah’s Operating Co. Inc., 7.50%, 01/15/09	100	102

CONSUMER STAPLES - 0.2%
Reynolds American Inc., 6.06%, 06/15/11 (i)	700	703

ENERGY - 0.4%

Chesapeake Energy Corp., 2.50%, 05/15/37	1,100	1,122

FINANCIALS - 6.7%
American Express Bank
5.34%, 06/12/09 (i)	1,400	1,400
5.38%, 06/22/09 (i)	1,400	1,401
Bank of America NA
5.36%, 12/18/08 (i)	1,300	1,300
5.36%, 02/27/09 (i)	1,200	1,200
5.36%, 06/12/09 (i)	1,400	1,400
Citigroup Funding Inc., 5.32%, 04/23/09 (i)	1,300	1,300
Credit Agricole SA, 5.36%, 05/28/09 (f) (i)	1,400	1,400
Export-Import Bank of Korea, 5.45%, 06/01/09 (i)	1,400	1,400
First NLC Trust, 5.39%, 08/25/37 (f) (i)	1,400	1,400
Ford Motor Credit Co.
7.25%, 10/25/11	1,850	1,780
7.80%, 06/01/12	150	147
General Motors Acceptance Corp., 6.51%, 09/23/08 (i)	1,400	1,400
Merrill Lynch & Co. Inc. First Franklin, 5.38%, 06/25/37 (i)	1,400	1,400
Morgan Stanley, 5.41%, 05/07/09 (i)	1,300	1,300
Wachovia Bank NA, 5.33%, 10/03/08 (i)	1,300	1,300
		19,528
TELECOMMUNICATION SERVICES - 0.5%
BellSouth Corp., 4.20%, 04/26/21 (f)	1,400	1,387

Total Corporate Bonds and Notes (cost $22,875)		22,842

GOVERNMENT AND AGENCY OBLIGATIONS - 136.8%
GOVERNMENT SECURITIES - 93.2%
Treasury Inflation Index Securities - 93.2%
U.S. Treasury Inflation Index Note
2.00%, 04/15/12, TBA (g) (s)	7,720	7,810
2.00%, 01/15/14, TBA (g) (s)	35,341	43,107
2.00%, 07/15/14, TBA (g) (s)	2,528	2,947
2.50%, 07/15/16, TBA (g) (s)	166,210	173,053
2.38%, 01/15/17, TBA (g) (s)	8,253	8,505
2.38%, 01/15/25, TBA (g) (s)	8,035	9,384
2.00%, 01/15/26, TBA (g) (s)	1,629	1,603
2.38%, 01/15/27, TBA (g) (s)	25,939	26,279
		272,688
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 43.6%
Federal Home Loan Mortgage Corp. - 5.1%
Federal Home Loan Mortgage Corp.
4.50%, 11/15/13	1,191	1,182
5.50%, 05/15/16	1,615	1,614
5.47%, 07/15/19 (i)	2,800	2,798
5.00%, 02/15/20	1,100	1,084
5.47%, 10/15/20 (i)	2,800	2,797

5.55%, 07/15/37, TBA (g) (i)	5,600	5,600
		15,075
Federal National Mortgage Association - 38.5%
Federal National Mortgage Association
5.13%, 07/25/07 (j)	1,300	1,295
5.12%, 08/22/07 (j)	2,400	2,383
5.15%, 09/05/07 (j)	11,300	11,196
5.15%, 09/12/07 (j)	9,800	9,700
5.15%, 09/26/07 (j)	2,000	1,976
5.00%, 02/25/17 (i)	1,284	1,266
4.80%, 11/01/35 (i)	775	770
5.50%, 06/01/36, TBA (g)	25,600	24,688
6.00%, 07/14/36, TBA (g)	60,000	59,344
		112,618

Total Government and Agency Obligations (cost $400,502)		400,381

SHORT TERM INVESTMENTS – 58.0%
Certificates of Deposit – 0.9%
Royal Bank of Scotland NY, 5.27%, 03/26/08 (i)	1,300	1,300
Societe Generale NY, 5.27%, 03/26/08 (i)	1,300	1,300
		2,600
Commercial Paper - 54.4%
ANZ National International Ltd., 5.25%, 09/19/07 (f)	7,900	7,809
Bank of America Corp., 5.20%, 07/20/07	6,500	6,481
Bank of Ireland, 5.23%, 08/22/07 (f)	7,800	7,742
Barclays Bank Plc, 5.23%, 07/23/07	12,900	12,858
CBA (DE) Finance
5.23%, 07/10/07	400	399
5.26%, 09/17/07	8,000	7,910
Danske Corp., 5.21%, 08/20/07 (f)	12,600	12,508
Dexia Delaware LLC, 5.24%, 09/06/07	13,600	13,469
Fortis Funding LLC, 5.26%, 07/18/07 (f)	4,800	4,788
General Electric Capital Corp., 5.17%, 11/06/07	2,800	2,748
HBOS Treasury Services Plc, 5.24%, 09/17/07	8,600	8,504
Natixis, 5.38%, 07/02/07 (f)	2,000	2,000
Nordea North America Inc., 5.23%, 07/26/07	7,600	7,573
Skandi Ensk Bank, 5.20%, 08/20/07 (f)	6,900	6,849
Societe Generale NA, 5.25%, 09/19/07	7,300	7,216
Stadshypotek Bank, 5.21%, 08/21/07 (f)	7,400	7,345
Swedbank AG, 5.25%, 07/05/07	7,700	7,696
Total Fina Elf Note, 5.34%, 07/02/07 (f)	8,000	7,999
UBS Finance LLC
5.24%, 10/02/07	300	296
5.23%, 10/15/07	8,600	8,469
Unicredito Italiano Bank, 5.19%, 11/27/07 (f)	5,700	5,577
Westpac Banking Corp., 5.19%, 07/11/07 (f)	12,900	12,880
		159,116
Mutual Funds - 2.3%

Dreyfus Cash Management Plus Fund 5.21% (h)	6,716	6,716

U.S. Treasury Securities - 0.4%
U.S. Treasury Bill
4.62%, 08/30/07 (j) (o)	40	40
4.65%, 09/13/07 (j) (o)	1,075	1,064
		1,104

Total Short Term Investments (cost $169,532)		169,536

Total Investments - 225.2% (cost $659,303)		659,153

Other Assets and Liabilities, Net - (125.2%)		(366,395)

Total Net Assets - 100%		$292,758

JNL/PIMCO Total Return Bond Fund * (t)
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Other Securities		$4,345

Total Preferred Stocks (cost $4,427)		4,345

OPTIONS - 0.2%
Other Securities		1,652

Total Options (cost $3,243)		1,652

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.0%
Goldman Sachs Mortgage Securities Corp.,
5.41%, 03/06/20 (f) (i)	$5,500	5,506
Merrill Lynch Mortgage Trust, 5.39%, 08/25/36 (i)	4,944	4,942
SLM Student Loan Trust, 5.35%, 10/25/14 (i)	8,045	8,046
Soundview Home Equity Loan Trust, 5.40%, 01/25/37 (i)	5,557	5,557
Wachovia Bank Commercial Mortgage Trust,
5.41%, 08/11/18 (f) (i)	8,766	8,765
Other Securities		90,748

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $123,652)		123,564

CERTIFICATES OF DEPOSITS - 1.6%
Dexia Credit SA NY, 5.27%, 09/29/08	8,500	8,500
Other Securities		3,000

Total Certificates of Deposit ($11,493)		11,500

CORPORATE BONDS AND NOTES - 30.5%
CONSUMER DISCRETIONARY - 1.2%

Other Securities		10,759

CONSUMER STAPLES - 0.4%
Other Securities		3,299

ENERGY - 1.0%
Other Securities		9,065

FINANCIALS - 25.0%
American Express Co., 5.34%, 06/12/09 (i)	8,700	8,699
ANZ National International Ltd., 5.40%, 08/07/09 (f) (i)	4,800	4,798
Bank of America Corp., 5.37%, 06/19/09 (i)	6,400	6,406
Bank of America NA, 5.36%, 06/12/09 (i)	5,300	5,299
Barclays Bank Plc, 5.28%, 03/17/08 (i)	5,900	5,900
Bear Stearns Cos. Inc., 5.48%, 05/18/10 (i)	5,600	5,592
CIT Group Inc., 5.51%, 01/30/09 (i)	6,200	6,190
Goldman Sachs Group Inc., 5.45%, 06/23/09 (i)	5,100	5,104
Lehman Brothers Holdings Inc., 5.37%, 11/24/08 (i)	4,800	4,800
Societe Generale NY, 5.27%, 06/30/08 (i)	5,800	5,801
Unicredito Italiano NY, 5.35%, 05/06/08 (i)	7,400	7,400
Other Securities		153,850
		219,839
HEALTH CARE - 0.5%
Other Securities		4,804

INDUSTRIALS - 0.6%
Other Securities		5,544

MATERIALS - 0.1%
Other Securities		797

TELECOMMUNICATION SERVICES - 1.3%
Other Securities		11,342

UTILITIES - 0.4%
Other Securities		3,001

Total Corporate Bonds and Notes (cost $268,164)		268,450

GOVERNMENT AND AGENCY OBLIGATIONS - 55.4%
GOVERNMENT SECURITIES - 6.7%
Municipals - 0.1%
Other Securities		876

Sovereign - 5.7%
Belgium Discount Treasury Bill, 4.10%, 09/13/07 (j)	EUR 11,000	14,768
French Treasury Bill
4.07%, 08/23/07 (j)	EUR 13,200	17,760
4.10%, 09/13/07 (j)	EUR 12,530	16,819

Other Securities		756
		50,103
Treasury Inflation Index Securities - 0.3%
Other Securities		2,716

U.S. Treasury Securities - 0.6%
U.S. Treasury Note, 4.50%, 05/15/17, TBA (g)	5,450	5,225

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 48.7%
Federal Home Loan Mortgage Corp. – 6.7%
Federal Home Loan Mortgage Corp.
5.47%, 08/15/19 (i)	12,300	12,290
5.47%, 10/15/20 (i)	16,500	16,485
4.50%, 03/15/34	7,174	5,404
5.50%, 07/01/35, TBA (g)	7,000	6,751
5.55%, 07/15/37, TBA (g) (i)	11,000	10,999
Other Securities		6,932
		58,861
Federal National Mortgage Association – 41.5%
Federal National Mortgage Association
5.50%, 04/01/34	5,488	5,318
5.50%, 01/01/35	6,660	6,448
5.50%, 02/01/35	52,690	50,979
5.50%, 03/01/35	9,745	9,423
5.50%, 04/01/35	5,716	5,527
5.50%, 09/01/35	8,200	7,928
5.00%, 03/01/36	33,167	31,078
5.50%, 06/01/36, TBA (g)	22,000	21,216
6.00%, 07/14/36, TBA (g)	58,500	57,860
5.50%, 08/15/36, TBA (g)	29,000	27,940
5.50%, 03/01/37	5,862	5,657
5.00%, 04/01/37	23,189	21,728
Other Securities		114,130
		365,232
Government National Mortgage Association - 0.3%
Other Securities		2,441

Small Business Administration Participation Certificates - 0.2%
Other Securities		1,643

Total Government and Agency Obligations (cost $496,754)		487,097

SHORT TERM INVESTMENTS - 13.0%
Commercial Paper – 8.9%
Skandi Ensk Bank, 5.20%, 08/21/07 (f)	23,400	23,225
Societe Generale, 5.25%, 09/20/07	18,500	18,285
UBS Finance LLC, 5.23%, 10/15/07	7,200	7,090
Westpac Banking Corp.

5.24%, 09/18/07 (f)	16,700	16,510
5.17%, 10/15/07 (f)	8,500	8,370
Other Securities		4,971
		78,451
Certificates of Deposit - 0.0%
Other Securities		2,599

Mutual Funds - 3.4%
Dreyfus Cash Management Plus Fund, 5.21% (h)	29,705	29,705

U.S. Treasury Securities - 0.7%
U.S. Treasury Bill, 4.65%, 09/13/07 (o)	5,440	5,390
Other Securities		496
		5,886

Total Short Term Investments (cost $116,638)		116,641

Total Investments - 115.2% (cost $1,024,371)		1,013,249

Securities Sold Short, Net - (2.7%)		(23,633)

Other Assets and Liabilities, Net - (12.5%)		(109,995)

Total Net Assets - 100%		$879,621

Securities Sold Short
U.S. Treasury Securities - 2.7%
U.S. Treasury Note, 4.50%, 05/15/17, TBA (g)	24,650	23,633

Total Government Securities Sold Short - 2.7%
(proceeds $23,734)		$23,633

JNL/PPM America High Yield Bond Fund * (t)
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Other Securities		$4

CONSUMER STAPLES - 0.0%
Other Securities		1

INDUSTRIALS - 0.0%
Other Securities		41

INFORMATION TECHNOLOGY - 0.0%
Other Securities		-

MATERIALS - 0.0%
Other Securities		18

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		23

Total Common Stocks (cost $520)		87

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		1,215

ENERGY - 0.1%
Other Securities		502

Total Preferred Stocks (cost $1,443)		1,717

WARRANTS - 0.0%
Other Securities		-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Other Securities		-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $124)		-

CORPORATE BONDS AND NOTES - 92.2%
CONSUMER DISCRETIONARY - 29.4%
AMC Entertainment Inc., 11.00%, 02/01/16	$2,505	2,768
Beazer Homes USA Inc., 6.88%, 07/15/15	3,000	2,580
CCH I LLC, 11.00%, 10/01/15 (b)	2,293	2,393
CCH I Holdings LLC, 11.75%, 05/15/14 (b) (k)	3,575	3,512
CSC Holdings Inc., 7.63%, 04/01/11	2,330	2,313
DirecTV Holdings LLC, 6.38%, 06/15/15	3,000	2,820
Fontainebleau Las Vegas Holdings LLC,

10.25%, 06/15/15 (f)	3,000	2,955
Ford Motor Co., 7.45%, 07/16/31 (b)	3,915	3,127
General Motors Corp., 8.38%, 07/15/33 (b)	4,782	4,364
Harrah’s Operating Co. Inc., 5.38%, 12/15/13	6,500	5,509
Hertz Corp., 10.50%, 01/01/16	3,310	3,658
Idearc Inc., 8.00%, 11/15/16 (b)	3,015	3,045
Michael’s Stores Inc., 11.38%, 11/01/16 (b) (f)	5,000	5,225
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (b)	2,705	2,976
Reader’s Digest Association Inc., 9.00%, 02/15/17 (b) (f)	3,000	2,805
RH Donnelley Corp., 6.88%, 01/15/13	2,925	2,771
Univision Communications Inc., 9.75%, 03/15/15 (b) (f)	5,045	4,982
Valassis Communication Inc., 8.25%, 03/01/15 (b) (f)	3,000	2,925
Other Securities		55,739
		116,467
CONSUMER STAPLES - 2.2%
Aramark Corp., 8.50%, 02/01/15 (f)	4,900	4,986
Other Securities		3,827
		8,813
ENERGY - 9.1%
EXCO Resources Inc., 7.25%, 01/15/11	2,715	2,701
El Paso Corp., 7.80%, 08/01/31	3,460	3,504
VeraSun Energy Corp., 9.38%, 06/01/17 (f)	5,380	5,003
Other Securities		24,705
		35,913
FINANCIALS - 13.3%
CDX North America High Yield Index,
7.63%, 06/29/12 (b) (f)	25,000	23,640
General Motors Acceptance Corp., 8.00%, 11/01/31 (b)	6,490	6,637
Saint Acquisition Corp., 12.50%, 05/15/17 (f)	4,000	3,780
Other Securities		18,464
		52,521
HEALTH CARE - 6.5%
Community Health Systems Inc.,
8.88%, 07/15/15, TBA (f) (g)	4,733	4,798
HCA Inc.
6.25%, 02/15/13	3,700	3,339
6.50%, 02/15/16 (b)	4,595	3,889
IASIS Healthcare LLC / IASIS Capital Corp.,
8.75%, 06/15/14	2,300	2,300
Tenet Healthcare Corp.
9.88%, 07/01/14 (b)	4,010	3,970
9.25%, 02/01/15 (k)	2,550	2,423
Other Securities		5,223
		25,942
INDUSTRIALS - 5.5%
Meritage Homes Corp., 6.25%, 03/15/15	4,000	3,560
Quebecor World Capital Corp., 8.75%, 03/15/16 (b) (f)	3,000	2,955
Standard Pacific Corp., 7.00%, 08/15/15 (b)	4,000	3,520
Other Securities		11,662

		21,697
INFORMATION TECHNOLOGY - 3.3%
Freescale Semiconductor Inc., 10.13%, 12/15/16 (b) (f)	8,100	7,614
Other Securities		5,476
		13,090
MATERIALS - 11.2%
Freeport-McMoRan Copper & Gold Inc.,
8.38%, 04/01/17 (b)	5,720	6,106
Georgia Gulf Corp., 9.50%, 10/15/14 (b)	2,540	2,527
Ineos Group Holdings Plc, 8.50%, 02/15/16 (b) (f)	5,000	4,888
Montell Finance Co. BV, 8.10%, 03/15/27 (f)	2,630	2,393
Owens Brockway Glass Container Inc., 8.88%, 02/15/09	3,277	3,334
Smurfit-Stone Container Enterprises Inc.,
8.00%, 03/15/17 (b)	2,500	2,425
Other Securities		22,634
		44,307
TELECOMMUNICATION SERVICES - 8.5%
American Tower Corp., 7.50%, 05/01/12	2,750	2,826
Cincinnati Bell Inc., 8.38%, 01/15/14	3,285	3,318
Intelsat Bermuda Ltd., 11.25%, 06/15/16	2,890	3,237
Intelsat Ltd., 6.50%, 11/01/13	5,200	4,173
Qwest Corp., 6.88%, 09/15/33	2,915	2,733
TL Acquisition Corp., 10.50%, 01/15/15 (f)	3,000	2,910
Other Securities		14,527
		33,724
UTILITIES - 3.2%
Dynegy Holdings Inc., 7.75%, 06/01/19	3,000	2,790
Other Securities		9,902
		12,692

Total Corporate Bonds and Notes (cost $368,671)		365,166

GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
GOVERNMENT SECURITIES - 0.0%
Sovereign - 0.0%
Other Securities		15

Total Government and Agency Obligations (cost $15)		15

SHORT TERM INVESTMENTS - 37.8%
Mutual Funds - 6.1%
JNL Money Market Fund, 5.18% (a) (h)	23,977	23,977

Securities Lending Collateral - 31.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	125,580	125,580

Total Short Term Investments (cost $149,557)		149,557

Total Investments - 130.4% (cost $520,330)		516,542

Other Assets and Liabilities, Net - (30.4%)		(120,321)

Total Net Assets - 100%		$396,221

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 19.1%
BorgWarner Inc.	43	$3,734
Brunswick Corp. (b)	107	3,482
Comcast Corp. - Class A (b) (c)	185	5,195
Ford Motor Co. (b)	271	2,552
Fortune Brands Inc. (b)	43	3,542
Gap Inc.	115	2,193
General Motors Corp.	134	5,050
Home Depot Inc.	134	5,277
Liz Claiborne Inc. (b)	83	3,088
Macy’s Inc.	74	2,952
Sherwin-Williams Co. (b)	50	3,330
VF Corp. (b)	32	2,967
		43,362
CONSUMER STAPLES - 3.0%
Altria Group Inc.	51	3,584
Archer-Daniels-Midland Co.	99	3,276
		6,860
ENERGY - 10.8%
Apache Corp.	56	4,545
Chevron Corp.	64	5,417
ConocoPhillips	72	5,644
Newfield Exploration Co. (b) (c)	86	3,899
Occidental Petroleum Corp.	87	5,018
		24,523
FINANCIALS - 30.5%
Allstate Corp.	64	3,943
American International Group Inc.	79	5,546
Bank of America Corp.	116	5,652
Citigroup Inc.	107	5,498
Fannie Mae	81	5,279
Hartford Financial Services Group Inc.	45	4,463
JPMorgan Chase & Co.	114	5,504
Lincoln National Corp.	47	3,363
Merrill Lynch & Co. Inc.	55	4,630
Radian Group Inc. (b)	57	3,100
Sovereign Bancorp Inc. (b)	98	2,076
Travelers Cos. Inc.	86	4,596
Wachovia Corp.	106	5,433
Washington Mutual Inc. (b)	110	4,672
Wells Fargo & Co.	161	5,658

		69,413
HEALTH CARE - 4.4%
Cigna Corp.	42	2,178
Merck & Co. Inc.	43	2,126
Pfizer Inc.	219	5,592
		9,896
INDUSTRIALS - 7.1%
Caterpillar Inc.	65	5,097
Goodrich Corp.	69	4,133
Masco Corp. (b)	158	4,498
Tyco International Ltd. (c)	70	2,353
		16,081
INFORMATION TECHNOLOGY - 8.9%
Computer Sciences Corp. (b) (c)	54	3,194
Hewlett-Packard Co.	76	3,369
Intel Corp.	172	4,084
International Business Machines Corp. (b)	49	5,147
Motorola Inc.	250	4,423
		20,217
MATERIALS - 7.2%
Dow Chemical Co.	100	4,400
EI Du Pont de Nemours & Co.	77	3,889
Nucor Corp.	74	4,311
PPG Industries Inc.	50	3,798
		16,398
TELECOMMUNICATION SERVICES - 6.5%
AT&T Inc.	141	5,839
Sprint Nextel Corp.	208	4,301
Verizon Communications Inc.	113	4,669
		14,809
UTILITIES - 2.1%
Dominion Resources Inc. (b)	54	4,696

Total Common Stocks (cost $213,553)		226,255

SHORT TERM INVESTMENTS - 13.0%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.18% (a) (h)	996	996

Securities Lending Collateral - 12.6%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	28,582	28,582

Total Short Term Investments (cost $29,578)		29,578

Total Investments - 112.6% (cost $243,131)		255,833

Other Assets and Liabilities, Net - (12.6%)		(28,578)

Total Net Assets - 100%		$227,255

JNL/Putnam Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 17.4%
Apollo Group Inc. - Class A (b) (c)	8	$473
Best Buy Co. Inc.	27	1,279
Burger King Holdings Inc. (b)	20	539
Carnival Corp. (b)	7	332
Harley-Davidson Inc.	26	1,532
Home Depot Inc.	45	1,755
J.C. Penney Co. Inc.	5	333
John Wiley & Sons Inc.	10	502
Johnson Controls Inc.	8	938
Las Vegas Sands Corp. (b) (c)	5	397
Macy’s Inc.	22	863
McDonald’s Corp.	9	431
McGraw-Hill Cos. Inc.	20	1,328
Nordstrom Inc., TBA (g)	14	731
NVR Inc. (b) (c)	1	415
Omnicom Group Inc.	19	984
RH Donnelley Corp. (b) (c)	7	508
Ross Stores Inc. (b)	7	203
Sherwin-Williams Co. (b)	8	538
Staples Inc.	37	869
Starbucks Corp. (c)	26	677
Walt Disney Co.	33	1,140
Wyndham Worldwide Corp. (b) (c)	14	511
Yum! Brands Inc.	16	534
		17,812
CONSUMER STAPLES - 3.6%
Clorox Co.	15	907
CVS Corp., TBA (g)	40	1,465
Procter & Gamble Co.	21	1,291
		3,663
ENERGY - 7.8%
Apache Corp.	8	685
BJ Services Co.	10	290
ConocoPhillips	23	1,821
Devon Energy Corp.	8	618
Halliburton Co.	11	380
Hess Corp.	17	985
Marathon Oil Corp.	9	516
Occidental Petroleum Corp.	22	1,250
Valero Energy Corp. (b)	12	864
XTO Energy Inc.	9	553
		7,962
FINANCIALS - 34.9%
ACE Ltd.	16	988

American International Group Inc., TBA (g)	59	4,160
Bank of America Corp.	63	3,090
Bear Stearns Cos. Inc.	19	2,716
Blackstone Group LP, TBA (c) (g)	24	697
Capital One Financial Corp. (b)	48	3,773
CB Richard Ellis Group Inc. - Class A (b) (c)	25	931
Commerce Bancorp Inc. (b)	57	2,126
Countrywide Financial Corp.	71	2,593
E*Trade Financial Corp. (c)	38	837
Fannie Mae	5	294
Franklin Resources Inc.	11	1,484
Freddie Mac	9	528
Goldman Sachs Group Inc.	14	3,056
Lehman Brothers Holdings Inc., TBA (g)	13	991
MGIC Investment Corp. (b)	17	961
Morgan Stanley	17	1,460
PMI Group Inc.	10	442
Radian Group Inc.	37	2,003
U.S. Bancorp (b)	61	2,000
Wells Fargo & Co.	13	457
		35,587
HEALTH CARE - 9.5%
Aetna Inc.	34	1,699
Becton Dickinson & Co.	4	298
Cigna Corp.	14	721
Coventry Health Care Inc. (c)	5	300
Express Scripts Inc. (b) (c)	24	1,220
Johnson & Johnson	31	1,916
Medco Health Solutions Inc. (c)	10	749
Quest Diagnostics Inc. (b)	16	801
UnitedHealth Group Inc.	39	1,989
		9,693
INDUSTRIALS - 9.6%
American Standard Cos. Inc., TBA (g)	6	360
AMR Corp. (b) (c)	14	372
Boeing Co.	15	1,442
Caterpillar Inc.	10	760
Cummins Inc.	4	445
Danaher Corp. (b)	16	1,170
Dun & Bradstreet Corp.	5	515
General Dynamics Corp.	11	845
ITT Corp.	10	690
L-3 Communications Holdings Inc.	6	584
Lockheed Martin Corp.	8	753
Norfolk Southern Corp.	5	263
United Technologies Corp.	23	1,645
		9,844
INFORMATION TECHNOLOGY - 16.4%
Accenture Ltd.	9	365

Amphenol Corp. - Class A	21	745
Apple Computer Inc. (c)	14	1,721
Applied Materials Inc.	43	850
Autodesk Inc. (c)	9	405
Cisco Systems Inc. (c)	107	2,991
Corning Inc. (c)	23	585
Dell Inc. (c)	33	942
eBay Inc. (c)	12	380
Google Inc. - Class A (c)	3	1,453
Hewlett-Packard Co.	39	1,718
Microsoft Corp.	89	2,632
Oracle Corp. (c)	72	1,411
Western Union Co.	24	497
		16,695
MATERIALS - 0.4%
Freeport-McMoRan Copper & Gold Inc.	5	406

Total Common Stocks (cost $88,344)		101,662

SHORT TERM INVESTMENTS - 13.0%
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.21% (h)	1	1

Repurchase Agreement - 0.1%
Repurchase Agreement with Bank of America Securities,
5.20% (Collateralized by $55 Federal National
Mortgage Association, zero coupon, due 10/26/07,
value $54) acquired on 06/29/07, due 07/02/07 at $51	51	51

Securities Lending Collateral - 12.9%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	13,214	13,214

Total Short Term Investments (cost $13,266)		13,266

Total Investments - 112.6% (cost $101,610)		114,928

Other Assets and Liabilities, Net - (12.6%)		(12,836)

Total Net Assets - 100%		$102,092

JNL/Putnam Midcap Growth Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 25.5%
Aeropostale Inc. (c)	16	$650
American Eagle Outfitters Inc.	27	683
American Greetings Corp. (b)	20	577
Big Lots Inc. (b) (c)	21	627
Black & Decker Corp. (b)	2	194

CBRL Group Inc. (b)	3	123
Choice Hotels International Inc. (b)	14	551
Deckers Outdoor Corp. (c)	2	192
Dollar Tree Stores Inc. (c)	12	514
EchoStar Communications Corp. (c)	7	313
GameStop Corp. - Class A (c)	1	35
Gentex Corp. (b)	11	213
Gymboree Corp. (c)	2	63
Hasbro Inc.	20	625
ITT Educational Services Inc. (c)	5	547
Jarden Corp. (c)	4	188
Mattel Inc.	25	637
Newell Rubbermaid Inc.	5	141
NVR Inc. (b) (c)	1	637
RadioShack Corp. (b)	20	646
Regal Entertainment Group - Class A (b)	4	94
Sherwin-Williams Co. (b)	3	199
Sotheby’s Holdings - Class A (b)	9	400
Tempur-Pedic International Inc. (b)	20	528
TJX Cos. Inc.	4	119
		9,496
CONSUMER STAPLES - 1.8%
Loews Corp. - Carolina Group	8	634
UST Inc. (b)	1	48
		682
ENERGY - 9.4%
Cameron International Corp. (c)	9	643
ENSCO International Inc. (b)	6	354
Frontier Oil Corp.	15	635
Global Industries Ltd. (c)	10	263
Holly Corp.	2	111
National Oilwell Varco Inc. (c)	6	605
Noble Corp. (b)	5	458
Noble Energy Inc.	2	125
Western Refining Inc. (b)	5	306
		3,500
FINANCIALS - 8.1%
Axis Capital Holdings Ltd.	11	442
Bear Stearns Cos. Inc.	2	210
Federated Investors Inc. - Class B (b)	10	372
FirstFed Financial Corp. (b) (c)	2	96
Moody’s Corp. (b)	9	577
Synovus Financial Corp. (b)	6	181
Taubman Centers Inc.	8	407
Unibanco - Uniao de Bancos Brasileiros SA - GDR	4	429
WR Berkley Corp.	9	293
		3,007
HEALTH CARE - 13.4%
Advanced Medical Optics Inc. (b) (c)	-	-

Applera Corp. - Applied Biosystems Group	16	501
Becton Dickinson & Co. (b)	5	350
Coventry Health Care Inc. (c)	11	605
CR Bard Inc.	1	41
DENTSPLY International Inc.	4	157
Edwards Lifesciences Corp. (b) (c)	6	291
Endo Pharmaceuticals Holdings Inc. (b) (c)	5	175
Forest Laboratories Inc. (b) (c)	4	178
Genzyme Corp. (c)	5	303
Humana Inc. (c)	10	625
Kinetic Concepts Inc. (c)	5	273
Mentor Corp. (b)	10	396
Waters Corp. (c)	7	392
WellCare Health Plans Inc. (c)	8	697
		4,984
INDUSTRIALS - 15.8%
AMR Corp. (b) (c)	5	137
Ceradyne Inc. (c)	9	643
Continental Airlines Inc. - Class B (b) (c)	16	545
Covanta Holding Corp. (b) (c)	26	643
Dun & Bradstreet Corp.	3	278
Gardner Denver Inc. (c)	7	311
ITT Corp.	6	417
Korn/Ferry International (c)	5	142
L-3 Communications Holdings Inc.	6	555
Labor Ready Inc. (b) (c)	8	185
Manitowoc Co. Inc.	1	109
Precision Castparts Corp.	5	655
Steelcase Inc.	12	222
Stericycle Inc. (c)	8	367
Teleflex Inc.	6	474
Wabtec Corp.	5	183
		5,866
INFORMATION TECHNOLOGY - 15.7%
Autodesk Inc. (c)	14	659
AVX Corp. (b)	9	157
BMC Software Inc. (c)	20	597
Brocade Communications Systems Inc. (c)	72	562
Cadence Design Systems Inc. (c)	3	75
Emulex Corp. (c)	28	613
Harris Corp.	3	169
InterDigital Communications Corp. (b) (c)	7	225
j2 Global Communications Inc. (b) (c)	7	248
Juniper Networks Inc. (b) (c)	5	136
KLA-Tencor Corp.	12	632
MEMC Electronic Materials Inc. (c)	8	477
Paychex Inc. (b)	13	497
Teradyne Inc. (b) (c)	36	626
Websense Inc. (c)	8	160

		5,833
MATERIALS - 5.2%
Albemarle Corp.	8	290
Carpenter Technology Corp.	3	326
CF Industries Holdings Inc.	7	435
Cleveland-Cliffs Inc. (b)	5	419
Lubrizol Corp.	8	484
		1,954
TELECOMMUNICATION SERVICES - 1.9%
CenturyTel Inc.	10	486
Citizens Communications Co. (b)	6	98
NeuStar Inc. - Class A (c)	4	117
		701

Total Common Stocks (cost $34,893)		36,023

SHORT TERM INVESTMENTS - 30.3%
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.21% (h)	1	1

Repurchase Agreement - 2.1%
Repurchase Agreement with Bank of America Securities,
5.20% (Collateralized by $830 Federal National
Mortgage Association, zero coupon, due 10/26/07,
value $815) acquired on 06/29/07, due 07/02/07 at $799	799	799

Securities Lending Collateral - 28.2%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	10,503	10,503

Total Short Term Investments (cost $11,303)		11,303

Total Investments - 127.1% (cost $46,196)		47,326

Other Assets and Liabilities, Net - (27.1%)		(10,082)

Total Net Assets - 100%		$37,244

JNL/S&P Disciplined Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management 25 Fund (a)	14	$205
JNL/Mellon Capital Management Bond Index Fund (a)	22	245
JNL/Mellon Capital Management International Index Fund (a)	62	1,134
JNL/Mellon Capital Management JNL 5 Fund (a)	33	517
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	45	525
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	12	204
JNL/Mellon Capital Management S&P 500 Index Fund (a)	87	1,118
JNL/Mellon Capital Management Select Small-Cap Fund (a)	8	205
JNL/Mellon Capital Management Small Cap Index Fund (a)	13	202
JNL/Mellon Capital Management VIP Fund (a)	36	519
JNL/PIMCO Real Return Fund (a)	24	244

Total Investment Funds (cost $4,937)		5,118

Total Investments - 100.0% (cost $4,937)		5,118

Other Assets and Liabilities, Net - 0.0%		(1)

Total Net Assets - 100%		$5,117

JNL/S&P Disciplined Moderate Fund
INVESTMENT FUNDS - 100.0%
JNL/Goldman Sachs Short Duration Bond Fund (a)	35	$363
JNL/Mellon Capital Management Bond Index Fund (a)	131	1,439
JNL/Mellon Capital Management International Index Fund (a)	49	902
JNL/Mellon Capital Management JNL 5 Fund (a)	24	375
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	32	381
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	13	222
JNL/Mellon Capital Management S&P 500 Index Fund (a)	161	2,065
JNL/Mellon Capital Management Small Cap Index Fund (a)	9	147
JNL/Mellon Capital Management VIP Fund (a)	26	377
JNL/PIMCO Real Return Fund (a)	107	1,078

Total Investment Funds (cost $7,244)		7,349

Total Investments - 100.0% (cost $7,244)		7,349

Other Assets and Liabilities, Net - 0.0%		-

Total Net Assets - 100%		$7,349

JNL/S&P Disciplined Moderate Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/Goldman Sachs Short Duration Bond Fund (a)	62	$653
JNL/Mellon Capital Management 25 Fund (a)	26	400
JNL/Mellon Capital Management Bond Index Fund (a)	59	647
JNL/Mellon Capital Management International Index Fund (a)	133	2,431

JNL/Mellon Capital Management JNL 5 Fund (a)	70	1,080
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	94	1,099
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	24	399
JNL/Mellon Capital Management S&P 500 Index Fund (a)	268	3,446
JNL/Mellon Capital Management Select Small-Cap Fund (a)	17	404
JNL/Mellon Capital Management Small Cap Index Fund (a)	25	396
JNL/Mellon Capital Management VIP Fund (a)	75	1,084
JNL/PIMCO Real Return Fund (a)	128	1,288

Total Investment Funds (cost $12,986)		13,327

Total Investments - 100.0% (cost $12,986)		13,327

Other Assets and Liabilities, Net - 0.0%		(2)

Total Net Assets - 100%		$13,325

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	3,962	$57,287
JNL/AIM Real Estate Fund (a)	1,238	18,308
JNL/Credit Suisse Global Natural Resources Fund (a)	708	8,896
JNL/Credit Suisse Long/Short Fund (a)	1,426	15,411
JNL/Eagle Core Equity Fund (a)	845	15,408
JNL/Eagle SmallCap Equity Fund (a)	641	16,518
JNL/FI Mid-Cap Equity Fund (a)	1,081	22,394
JNL/Franklin Templeton Small Cap Value Fund (a)	1,467	20,641
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,244	31,909
JNL/Goldman Sachs Short Duration Bond Fund (a)	5	47
JNL/JPMorgan International Equity Fund (a)	2,713	43,335
JNL/JPMorgan International Value Fund (a)	3,362	52,891
JNL/Lazard Emerging Markets Fund (a)	2,460	31,740
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	257	8,846
JNL/Oppenheimer Global Growth Fund (a)	2,117	35,043
JNL/PIMCO Real Return Fund (a)	3,268	33,005
JNL/PIMCO Total Return Bond Fund (a)	2,774	32,371
JNL/PPM America Value Equity Fund (a)	685	15,144
JNL/Select Value Fund (a)	2,816	59,342
JNL/T. Rowe Price Established Growth Fund (a)	3,965	93,968
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,055	35,188
JNL/T. Rowe Price Value Fund (a)	3,897	66,878

Total Investment Funds (cost $562,826)		714,570

Total Investments - 100.0% (cost $562,826)		714,570

Other Assets and Liabilities, Net - 0.0%		(107)

Total Net Assets - 100%		$714,463

JNL/S&P Managed Conservative Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	550	$7,954
JNL/AIM Real Estate Fund (a)	297	4,390
JNL/Goldman Sachs Core Plus Bond Fund (a)	2,376	27,823
JNL/Goldman Sachs Short Duration Bond Fund (a)	3,613	38,010
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	802	9,199
JNL/PIMCO Real Return Fund (a)	2,601	26,274
JNL/PIMCO Total Return Bond Fund (a)	3,153	36,794
JNL/PPM America High Yield Bond Fund (a)	1,126	9,460
JNL/PPM America Value Equity Fund (a)	140	3,106
JNL/Select Value Fund (a)	393	8,289
JNL/T. Rowe Price Established Growth Fund (a)	364	8,627
JNL/T. Rowe Price Value Fund (a)	494	8,479

Total Investment Funds (cost $182,514)		188,405

Total Investments - 100.0% (cost $182,514)		188,405

Other Assets and Liabilities, Net - 0.0%		(29)

Total Net Assets - 100%		$188,376

JNL/S&P Managed Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	7,370	$106,576
JNL/AIM Real Estate Fund (a)	1,849	27,350
JNL/Credit Suisse Global Natural Resources Fund (a)	713	8,955
JNL/Credit Suisse Long/Short Fund (a)	1,444	15,610
JNL/Eagle Core Equity Fund (a)	1,663	30,330
JNL/Eagle SmallCap Equity Fund (a)	1,103	28,416
JNL/FI Mid-Cap Equity Fund (a)	1,673	34,643
JNL/Franklin Templeton Small Cap Value Fund (a)	2,110	29,693
JNL/Goldman Sachs Core Plus Bond Fund (a)	5,309	62,168
JNL/Goldman Sachs Mid Cap Value Fund (a)	3,689	52,454
JNL/Goldman Sachs Short Duration Bond Fund (a)	5,938	62,467
JNL/JPMorgan International Equity Fund (a)	5,140	82,083
JNL/JPMorgan International Value Fund (a)	6,220	97,846
JNL/Lazard Emerging Markets Fund (a)	3,400	43,861
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	429	14,786
JNL/Oppenheimer Global Growth Fund (a)	3,255	53,870
JNL/PIMCO Real Return Fund (a)	5,013	50,634
JNL/PIMCO Total Return Bond Fund (a)	5,088	59,381
JNL/PPM America Value Equity Fund (a)	937	20,712
JNL/Select Value Fund (a)	5,212	109,806
JNL/T. Rowe Price Established Growth Fund (a)	6,650	157,606
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,885	62,910

JNL/T. Rowe Price Value Fund (a)	7,220	123,896

Total Investment Funds (cost $1,091,697)		1,336,053

Total Investments - 100.0% (cost $1,091,697)		1,336,053

Other Assets and Liabilities, Net - 0.0%		(182)

Total Net Assets - 100%		$1,335,871

JNL/S&P Managed Moderate Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	1,631	$23,587
JNL/AIM Real Estate Fund (a)	607	8,981
JNL/FI Mid-Cap Equity Fund (a)	292	6,043
JNL/Franklin Templeton Small Cap Value Fund (a)	246	3,468
JNL/Goldman Sachs Core Plus Bond Fund (a)	3,446	40,351
JNL/Goldman Sachs Mid Cap Value Fund (a)	261	3,710
JNL/Goldman Sachs Short Duration Bond Fund (a)	5,724	60,218
JNL/JPMorgan International Equity Fund (a)	778	12,431
JNL/JPMorgan International Value Fund (a)	1,157	18,202
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	1,371	15,730
JNL/Lazard Emerging Markets Fund (a)	703	9,069
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	166	5,734
JNL/Oppenheimer Global Growth Fund (a)	24	404
JNL/PIMCO Real Return Fund (a)	4,268	43,105
JNL/PIMCO Total Return Bond Fund (a)	5,096	59,475
JNL/PPM America High Yield Bond Fund (a)	2,453	20,605
JNL/PPM America Value Equity Fund (a)	274	6,064
JNL/Select Value Fund (a)	1,176	24,774
JNL/T. Rowe Price Established Growth Fund (a)	1,061	25,134
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	270	8,996
JNL/T. Rowe Price Value Fund (a)	1,430	24,532
Total Investment Funds (cost $394,606)		420,613

Total Investments - 100.0% (cost $394,606)		420,613

Other Assets and Liabilities, Net - 0.0%		(65)

Total Net Assets - 100%		$420,548

JNL/S&P Managed Moderate Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	5,571	$80,552
JNL/AIM Real Estate Fund (a)	1,557	23,026
JNL/Credit Suisse Global Natural Resources Fund (a)	1,101	13,827
JNL/Credit Suisse Long/Short Fund (a)	1,327	14,344
JNL/Eagle Core Equity Fund (a)	850	15,507
JNL/Eagle SmallCap Equity Fund (a)	1,091	28,116

JNL/FI Mid-Cap Equity Fund (a)	995	20,610
JNL/Franklin Templeton Small Cap Value Fund (a)	1,914	26,929
JNL/Goldman Sachs Core Plus Bond Fund (a)	7,769	90,976
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,604	37,035
JNL/Goldman Sachs Short Duration Bond Fund (a)	8,164	85,887
JNL/JPMorgan International Equity Fund (a)	4,305	68,756
JNL/JPMorgan International Value Fund (a)	5,304	83,435
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	3,937	45,157
JNL/Lazard Emerging Markets Fund (a)	2,371	30,587
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	405	13,952
JNL/Oppenheimer Global Growth Fund (a)	1,518	25,123
JNL/PIMCO Real Return Fund (a)	11,680	117,967
JNL/PIMCO Total Return Bond Fund (a)	12,756	148,861
JNL/PPM America High Yield Bond Fund (a)	51	431
JNL/PPM America Value Equity Fund (a)	887	19,606
JNL/Select Value Fund (a)	3,727	78,536
JNL/T. Rowe Price Established Growth Fund (a)	5,079	120,380
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,005	33,526
JNL/T. Rowe Price Value Fund (a)	5,517	94,675

Total Investment Funds (cost $1,154,356)		1,317,801

Total Investments - 100.0% (cost $1,154,356)		1,317,801

Other Assets and Liabilities, Net - 0.0%		(178)

Total Net Assets - 100%		$1,317,623

JNL/S&P Growth Retirement Strategy Fund
INVESTMENT FUNDS - 99.7%
iShares Cohen & Steers Realty Majors Index Fund (b)	1	$57
iShares Comex Gold Trust Fund	1	61
iShares Dow Jones Select Dividend Fund	1	59
iShares FTSE/Xinhua China 25 Index Fund (b)	1	74
iShares iBoxx $ Investment Grade Corp. Bond Fund	1	152
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	158
iShares Lehman U.S. Treasury Inflation Protected
Securities Bond Fund	3	321
iShares MSCI EAFE Index Fund (b)	4	315
iShares MSCI EAFE Value Index Fund	1	94
iShares MSCI Japan Index Fund (b)	4	62
iShares Nasdaq Biotechnology Index Fund (b)	1	61
iShares Russell 2000 Index Fund (b)	2	159
iShares Russell 2000 Value Index Fund (b)	2	124
iShares S&P 400 Growth Index Fund (b)	1	126
iShares S&P 400 Index Fund	2	188
iShares S&P 500 Index Fund	5	773
Vanguard Emerging Markets Vipers	1	101
Vanguard Energy Vipers	1	100

Vanguard Pacific Vipers	2	158

Total Investment Funds (cost $2,990)		3,143

SHORT TERM INVESTMENTS - 36.9%
Securities Lending Collateral - 36.9%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	1,163	1,163

Total Short Term Investments (cost $1,163)		1,163

Total Investments - 136.6% (cost $4,153)		4,306

Other Assets and Liabilities, Net - (36.6%)		(1,153)

Total Net Assets - 100%		$3,153

JNL/S&P Moderate Growth Retirement Strategy Fund
INVESTMENT FUNDS - 99.6%
iShares Cohen & Steers Realty Majors Index Fund (b)	1	$50
iShares Comex Gold Trust Fund	1	53
iShares Dow Jones Select Dividend Fund	1	53
iShares iBoxx $ Investment Grade Corp. Bond Fund	3	277
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	134
iShares Lehman Aggregate Bond Fund	3	276
iShares Lehman U.S. Treasury Inflation Protected
Securities Bond Fund (b)	4	424
iShares MSCI EAFE Index Fund (b)	2	195
iShares MSCI EAFE Value Index Fund	1	55
iShares Russell 2000 Index Fund (b)	1	85
iShares Russell 2000 Value Index Fund (b)	1	53
iShares S&P 400 Growth Index Fund (b)	1	57
iShares S&P 400 Index Fund	1	112
iShares S&P 500 Index Fund (b)	5	695
Vanguard Emerging Markets Vipers (b)	1	60
Vanguard Energy Vipers	1	62
Vanguard Pacific Vipers	2	138

Total Investment Funds (cost $2,686)		2,779

SHORT TERM INVESTMENTS - 30.7%
Securities Lending Collateral - 30.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	857	857

Total Short Term Investments (cost $857)		857

Total Investments - 130.3% (cost $3,543)		3,636

Other Assets and Liabilities, Net - (30.3%)		(846)

Total Net Assets - 100%		$2,790

JNL/S&P Moderate Retirement Strategy Fund
INVESTMENT FUNDS - 99.8%
iShares Cohen & Steers Realty Majors Index Fund (b)	1	$46
iShares Dow Jones Select Dividend Fund	1	51
iShares Dow Jones US Utilities Sector Index Fund	1	49
iShares iBoxx $ Investment Grade Corp. Bond Fund	5	520
iShares Lehman 1-3 Year Treasury Bond Fund (b)	2	130
iShares Lehman Aggregate Bond Fund	4	387
iShares Lehman U.S. Treasury Inflation Protected
Securities Bond Fund	5	519
iShares MSCI EAFE Index Fund (b)	2	130
iShares Russell 2000 Index Fund (b)	1	52
iShares S&P 400 Index Fund	1	51
iShares S&P 500 Index Fund (b)	4	642

Total Investment Funds (cost $2,541)		2,577

SHORT TERM INVESTMENTS - 15.8%
Securities Lending Collateral - 15.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	409	409

Total Short Term Investments (cost $409)		409

Total Investments - 115.6% (cost $2,950)		2,986

Other Assets and Liabilities, Net - (15.6%)		(403)

Total Net Assets - 100%		$2,583

JNL/S&P Retirement 2015 Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	54	$784
JNL/AIM Real Estate Fund (a)	13	198
JNL/Credit Suisse Global Natural Resources Fund (a)	8	94
JNL/Credit Suisse Long/Short Fund (a)	38	409
JNL/Eagle SmallCap Equity Fund (a)	9	221
JNL/FI Mid-Cap Equity Fund (a)	3	64
JNL/Franklin Templeton Small Cap Value Fund (a)	15	213
JNL/Goldman Sachs Core Plus Bond Fund (a)	84	982
JNL/Goldman Sachs Mid Cap Value Fund (a)	22	317
JNL/Goldman Sachs Short Duration Bond Fund (a)	28	299
JNL/JPMorgan International Equity Fund (a)	43	691
JNL/JPMorgan International Value Fund (a)	48	757

JNL/Lazard Emerging Markets Fund (a)	18	228
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	7	255
JNL/Oppenheimer Global Growth Fund (a)	10	165
JNL/PIMCO Real Return Fund (a)	80	806
JNL/PIMCO Total Return Bond Fund (a)	91	1,067
JNL/PPM America Value Equity Fund (a)	13	298
JNL/Select Value Fund (a)	33	701
JNL/T. Rowe Price Established Growth Fund (a)	38	906
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	8	276
JNL/T. Rowe Price Value Fund (a)	41	712

Total Investment Funds (cost $9,815)		10,443

Total Investments - 100.0% (cost $9,815)		10,443

Other Assets and Liabilities, Net - 0.0%		(1)

Total Net Assets - 100%		$10,442

JNL/S&P Retirement 2020 Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	35	$512
JNL/AIM Real Estate Fund (a)	11	158
JNL/Credit Suisse Global Natural Resources Fund (a)	8	106
JNL/Credit Suisse Long/Short Fund (a)	21	223
JNL/Eagle SmallCap Equity Fund (a)	5	130
JNL/FI Mid-Cap Equity Fund (a)	3	61
JNL/Franklin Templeton Small Cap Value Fund (a)	9	124
JNL/Goldman Sachs Core Plus Bond Fund (a)	11	132
JNL/Goldman Sachs Mid Cap Value Fund (a)	17	239
JNL/Goldman Sachs Short Duration Bond Fund (a)	13	142
JNL/JPMorgan International Equity Fund (a)	27	427
JNL/JPMorgan International Value Fund (a)	31	491
JNL/Lazard Emerging Markets Fund (a)	15	188
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	4	152
JNL/Oppenheimer Global Growth Fund (a)	7	112
JNL/PIMCO Real Return Fund (a)	44	447
JNL/PIMCO Total Return Bond Fund (a)	45	526
JNL/PPM America Value Equity Fund (a)	10	212
JNL/Select Value Fund (a)	19	408
JNL/T. Rowe Price Established Growth Fund (a)	25	587
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	6	208
JNL/T. Rowe Price Value Fund (a)	23	397

Total Investment Funds (cost $5,699)		5,982

Total Investments - 100.0% (cost $5,699)		5,982

Other Assets and Liabilities, Net - 0.0%		(1)

Total Net Assets - 100%		$5,981

JNL/S&P Retirement 2025 Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	14	$208
JNL/AIM Real Estate Fund (a)	4	63
JNL/Credit Suisse Global Natural Resources Fund (a)	5	62
JNL/Credit Suisse Long/Short Fund (a)	11	114
JNL/Eagle SmallCap Equity Fund (a)	2	55
JNL/FI Mid-Cap Equity Fund (a)	1	30
JNL/Franklin Templeton Small Cap Value Fund (a)	4	50
JNL/Goldman Sachs Core Plus Bond Fund (a)	5	61
JNL/Goldman Sachs Mid Cap Value Fund (a)	7	98
JNL/Goldman Sachs Short Duration Bond Fund (a)	1	7
JNL/JPMorgan International Equity Fund (a)	11	182
JNL/JPMorgan International Value Fund (a)	13	198
JNL/Lazard Emerging Markets Fund (a)	8	102
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	3	87
JNL/Oppenheimer Global Growth Fund (a)	4	67
JNL/PIMCO Real Return Fund (a)	13	129
JNL/PIMCO Total Return Bond Fund (a)	12	145
JNL/PPM America Value Equity Fund (a)	4	89
JNL/Select Value Fund (a)	8	168
JNL/T. Rowe Price Established Growth Fund (a)	11	263
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	3	104
JNL/T. Rowe Price Value Fund (a)	10	170

Total Investment Funds (cost $2,310)		2,452

Total Investments - 100.0% (cost $2,310)		2,452

Other Assets and Liabilities, Net - 0.0%		-

Total Net Assets - 100%		$2,452

JNL/S&P Retirement Income Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	66	$957
JNL/AIM Real Estate Fund (a)	21	317
JNL/Goldman Sachs Core Plus Bond Fund (a)	153	1,794
JNL/Goldman Sachs Mid Cap Value Fund (a)	26	363
JNL/Goldman Sachs Short Duration Bond Fund (a)	258	2,714
JNL/JPMorgan International Equity Fund (a)	45	717
JNL/JPMorgan International Value Fund (a)	52	816
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	159	1,824
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	4	152
JNL/PIMCO Real Return Fund (a)	173	1,745
JNL/PIMCO Total Return Bond Fund (a)	235	2,739

JNL/PPM America High Yield Bond Fund (a)	108	910
JNL/PPM America Value Equity Fund (a)	17	367
JNL/Select Value Fund (a)	40	835
JNL/T. Rowe Price Established Growth Fund (a)	43	1,014
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	11	375
JNL/T. Rowe Price Value Fund (a)	50	851

Total Investment Funds (cost $17,972)		18,490

Total Investments - 100.0% (cost $17,972)		18,490

Other Assets and Liabilities, Net - 0.0%		(3)

Total Net Assets - 100%		$18,487

JNL/Select Balanced Fund * (t)
COMMON STOCKS - 62.9%
CONSUMER DISCRETIONARY - 5.0%
Comcast Corp. - Class A (c)	162	$4,568
McDonald’s Corp.	77	3,909
Other Securities		16,081
		24,558
CONSUMER STAPLES - 7.5%
Altria Group Inc.	66	4,629
PepsiCo Inc.	59	3,846
Procter & Gamble Co.	74	4,522
SYSCO Corp.	101	3,325
Unilever NV - NYS - ADR	134	4,163
Wal-Mart Stores Inc.	129	6,225
Other Securities		9,706
		36,416
ENERGY - 10.9%
Chevron Corp.	130	10,934
ConocoPhillips	73	5,698
EnCana Corp.	71	4,377
Exxon Mobil Corp.	179	15,048
Total SA - ADR	99	8,017
XTO Energy Inc.	59	3,540
Other Securities		5,445
		53,059
FINANCIALS - 10.2%
ACE Ltd.	77	4,789
American International Group Inc.	57	4,013
Bank of America Corp.	169	8,281
Citigroup Inc.	163	8,350
Hartford Financial Services Group Inc.	40	3,940
State Street Corp.	58	3,954
Other Securities		16,357
		49,684

HEALTH CARE - 6.9%
Abbott Laboratories	104	5,558
Bristol-Myers Squibb Co.	143	4,523
Eli Lilly & Co.	116	6,476
Medtronic Inc.	92	4,776
Schering-Plough Corp.	216	6,584
Other Securities		5,645
		33,562
INDUSTRIALS - 8.0%
Deere & Co.	48	5,820
General Electric Corp.	263	10,068
Pentair Inc. (b)	94	3,629
United Parcel Service Inc. - Class B	46	3,380
Waste Management Inc.	97	3,780
Other Securities		12,614
		39,291
INFORMATION TECHNOLOGY - 4.0%
International Business Machines Corp. (b)	79	8,273
Maxim Integrated Products Inc.	100	3,328
Microsoft Corp.	110	3,251
Other Securities		4,869
		19,721
MATERIALS - 4.1%
Alcoa Inc.	80	3,251
EI Du Pont de Nemours & Co.	110	5,608
Owens-Illinois Inc. (c)	95	3,339
Other Securities		7,650
		19,848
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.	306	12,699
Verizon Communications Inc.	83	3,405
		16,104
UTILITIES - 3.0%
Dominion Resources Inc.	44	3,815
Exelon Corp.	77	5,554
Other Securities		5,186
		14,555

Total Common Stocks (cost $238,388)		306,798

WARRANTS - 0.0%
Other Securities		-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.4%
Other Securities		26,202
Total Non-U.S. Government Agency Asset-Backed
Securities (cost $26,938)		26,202

CORPORATE BONDS AND NOTES - 6.0%
CONSUMER DISCRETIONARY - 0.9%
Other Securities		4,490

CONSUMER STAPLES - 0.3%
Other Securities		1,228

ENERGY - 0.2%
Other Securities		1,013

FINANCIALS - 2.8%
Other Securities		13,728

INDUSTRIALS - 0.3%
Other Securities		1,559

INFORMATION TECHNOLOGY - 0.3%
Other Securities		1,387

MATERIALS - 0.2%
Other Securities		840

TELECOMMUNICATION SERVICES - 0.7%
Other Securities		3,323

UTILITIES - 0.3%
Other Securities		1,619

Total Corporate Bonds and Notes (cost $29,938)		29,187

GOVERNMENT AND AGENCY OBLIGATIONS - 23.8%
GOVERNMENT SECURITIES - 8.2%
Municipals - 0.5%
Other Securities		2,488

Sovereign - 0.4%
Other Securities		2,162

Treasury Inflation Index Securities - 2.3%
U.S. Treasury Inflation Index Note,
3.50%, 01/15/11 (b) (s)	$7,352	11,179

U.S. Treasury Securities – 5.0%
U.S. Treasury Note
2.63%, 03/15/09 (b)	3,775	3,634
3.50%, 12/15/09 (b)	6,900	6,681
3.50%, 02/15/10 (b)	3,250	3,139
Other Securities		10,861

		24,315
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES – 15.6%
Federal Home Loan Bank – 1.5%
Federal Home Loan Bank, 5.22%, 7/12/07 (j)	6,000	5,991
Other Securities		1,526
		7,517
Federal Home Loan Mortgage Corp. – 4.1%
Other Securities		20,063

Federal National Mortgage Association – 9.2%
Federal National Mortgage Association
5.50%, 06/01/36, TBA (g)	9,028	8,706
6.00%, 07/14/36, TBA (g)	14,000	13,847
6.50%, 10/01/36	5,364	5,416
Other Securities		17,084
		45,053
Government National Mortgage Association - 0.8%
Other Securities		3,753

Total Government and Agency Obligations (cost $118,614)		116,530

SHORT TERM INVESTMENTS - 20.0%
Mutual Funds - 6.2%
JNL Money Market Fund, 5.18% (a) (h)	30,563	30,563

Securities Lending Collateral - 13.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	67,247	67,247

Total Short Term Investments (cost $97,810)		97,810

Total Investments - 118.1% (cost $511,688)		576,527

Other Assets and Liabilities, Net - (18.1%)		(88,414)

Total Net Assets - 100%		$488,113

JNL/Select Global Growth Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 10.0%
Accor SA (b)	11	$995
Comcast Corp. - Class A (c)	86	2,408
Focus Media Holding Ltd. - ADR (b) (c)	25	1,273
Hyundai Motor Co. Ltd.	11	885
KarstadtQuelle AG, (b) (c)	29	996
Las Vegas Sands Corp. (b) (c)	27	2,032
LG Electronics Inc.	20	1,679
PPR SA (b)	5	859

Rakuten Inc. (b)	2	542
		11,669
CONSUMER STAPLES - 7.1%
Henkel KGaA	17	881
Japan Tobacco Inc.	-	1,225
Nestle SA	3	1,210
Reckitt Benckiser Plc	37	2,019
Royal Numico NV (b)	23	1,221
Tesco Plc	203	1,707
		8,263
ENERGY - 7.3%
Cameco Corp. (b)	30	1,537
Diamond Offshore Drilling Inc. (b)	12	1,259
Noble Corp.	12	1,199
Schlumberger Ltd.	32	2,727
Suncor Energy Inc.	19	1,721
		8,443
FINANCIALS - 13.5%
Invesco Plc	139	1,807
China Merchants Bank Co. Ltd.	336	1,023
Deutsche Boerse AG (b)	16	1,787
Erste Bank der Oesterreichischen Sparkassen AG (b)	18	1,443
Goldman Sachs Group Inc.	8	1,691
Julius Baer Holding AG (b)	26	1,845
Man Group Plc	191	2,333
National Bank of Greece SA	17	988
ORIX Corp.	5	1,396
Sumitomo Realty & Development Co. Ltd.	43	1,403
		15,716
HEALTH CARE - 11.4%
Celgene Corp. (c)	14	791
Elan Corp. Plc - ADR (c)	109	2,388
Eli Lilly & Co.	21	1,196
Gilead Sciences Inc. (c)	34	1,310
Schering-Plough Corp.	75	2,271
St. Jude Medical Inc. (c)	56	2,303
Wyeth	33	1,904
Zimmer Holdings Inc. (c)	13	1,095
		13,258
INDUSTRIALS - 12.1%
ABB Ltd.	78	1,771
Alstom RGPT	9	1,491
Boeing Co.	22	2,106
China Communications Constructions Co. Ltd.	409	732
Danaher Corp.	21	1,548
Gamesa Corp. Tecnologica SA (b)	36	1,320
General Dynamics Corp.	17	1,361
Ryanair Holdings Plc - ADR (b) (c)	27	1,015
Siemens AG	11	1,577

Suntech Power Holdings Co. Ltd. (b) (c)	30	1,084
		14,005
INFORMATION TECHNOLOGY - 24.5%
Activision Inc. (c)	63	1,171
Adobe Systems Inc. (c)	27	1,088
Akamai Technologies Inc. (b) (c)	24	1,177
Apple Computer Inc. (c)	14	1,745
ASML Holding NV (c)	43	1,202
Cisco Systems Inc. (c)	64	1,777
Corning Inc. (c)	91	2,320
Electronic Arts Inc. (c)	48	2,286
EMC Corp. (c)	67	1,204
Google Inc. - Class A (c)	7	3,507
Hewlett-Packard Co.	26	1,160
HON HAI Precision Industry Co. Ltd.	198	1,711
Nintendo Co. Ltd.	6	2,308
Nokia Oyj - Class A - ADR	62	1,754
Oracle Corp. (c)	104	2,039
Research In Motion Ltd. (c)	10	2,079
		28,528
MATERIALS - 5.5%
Companhia Vale do Rio Doce - ADR	37	1,639
Monsanto Co.	35	2,330
Praxair Inc.	9	655
Xstrata Plc	30	1,826
		6,450
TELECOMMUNICATION SERVICES - 4.3%
America Movil SA de CV - Class L - ADR	18	1,140
American Tower Corp. (c)	49	2,062
Millicom International Cellular SA (b) (c)	10	898
SoftBank Corp. (b)	43	925
		5,025
UTILITIES - 1.9%
Veolia Environnement (b)	29	2,241

Total Common Stocks (cost $90,885)		113,598

RIGHTS - 0.0%
Veolia Environnement - Rights	-	-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 17.5%
Mutual Funds - 1.6%
JNL Money Market Fund, 5.18% (a) (h)	1,898	1,898

Securities Lending Collateral - 15.9%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	18,425	18,425

Total Short Term Investments (cost $20,323)		20,323

Total Investments - 115.1% (cost $111,208)		133,921

Other Assets and Liabilities, Net - (15.1%)		(17,615)

Total Net Assets - 100%		$116,306

JNL/Select Large Cap Growth Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 11.1%
Apollo Group Inc. - Class A (b) (c)	33	$1,903
Coach Inc. (c)	25	1,199
Comcast Corp. - Class A (c)	77	2,157
Focus Media Holding Ltd. - ADR (b) (c)	45	2,250
International Game Technology	22	860
Kohl’s Corp. (c)	26	1,858
Nike Inc. - Class B (b)	39	2,286
Staples Inc.	102	2,423
Starwood Hotels & Resorts Worldwide Inc.	5	343
Walt Disney Co.	50	1,714
		16,993
CONSUMER STAPLES - 2.3%
Japan Tobacco Inc.	-	790
PepsiCo Inc.	20	1,298
Procter & Gamble Co.	23	1,383
		3,471
ENERGY - 4.4%
Cameco Corp. (b)	57	2,874
EOG Resources Inc.	10	758
Halliburton Co.	18	636
Transocean Inc. (c)	23	2,410
		6,678
FINANCIALS - 9.9%
Commerce Bancorp Inc. (b)	52	1,934
Franklin Resources Inc.	22	2,861
Goldman Sachs Group Inc.	6	1,324
Invesco Plc - ADR (b)	61	1,590
Nasdaq Stock Market Inc. (b) (c)	37	1,106
State Street Corp. (b)	39	2,688
UBS AG	61	3,640
		15,143
HEALTH CARE - 11.9%
Abbott Laboratories	37	1,985
Elan Corp. Plc - ADR (b) (c)	57	1,250
Gilead Sciences Inc. (c)	24	918
Medtronic Inc.	46	2,371
Merck & Co. Inc.	45	2,220

Schering-Plough Corp.	184	5,600
St. Jude Medical Inc. (c)	38	1,577
Teva Pharmaceutical Industries Ltd. - ADR	38	1,556
Vertex Pharmaceuticals Inc. (b) (c)	22	617
		18,094
INDUSTRIALS - 18.9%
ABB Ltd. - ADR (b)	80	1,798
Boeing Co.	37	3,533
Danaher Corp. (b)	46	3,480
Deere & Co.	7	798
Equifax Inc.	46	2,057
Fluor Corp.	27	2,956
Gamesa Corp. Tecnologica SA	19	694
General Dynamics Corp.	54	4,210
General Electric Corp.	19	716
Illinois Tool Works Inc. (b)	26	1,386
Manpower Inc.	18	1,624
Parker Hannifin Corp.	14	1,356
Siemens AG - ADR	14	2,050
United Parcel Service Inc. - Class B	18	1,300
Waste Management Inc.	23	909
		28,867
INFORMATION TECHNOLOGY - 31.1%
Accenture Ltd.	70	2,983
Activision Inc. (c)	93	1,729
Adobe Systems Inc. (c)	45	1,816
Akamai Technologies Inc. (c)	17	822
Altera Corp. (b)	83	1,835
Apple Computer Inc. (c)	20	2,469
Autodesk Inc. (c)	57	2,695
Automatic Data Processing Inc.	44	2,119
Cisco Systems Inc. (c)	189	5,250
Electronic Arts Inc. (c)	26	1,209
EMC Corp. (c)	70	1,270
Google Inc. - Class A (c)	9	4,548
Hewlett-Packard Co.	40	1,779
Intel Corp.	64	1,514
International Business Machines Corp. (b)	20	2,061
Linear Technology Corp. (b)	61	2,199
McAfee Inc. (c)	35	1,218
Network Appliance Inc. (c)	49	1,420
Oracle Corp. (c)	265	5,219
Symantec Corp. (c)	94	1,908
Western Union Co.	69	1,445
		47,508
MATERIALS - 5.8%
Agrium Inc.	44	1,943
Companhia Vale do Rio Doce - ADR	27	1,201
Freeport-McMoRan Copper & Gold Inc. (b)	21	1,773

Monsanto Co.	25	1,687
Potash Corp.	13	1,048
Vedanta Resources Plc	38	1,222
		8,874
TELECOMMUNICATION SERVICES - 4.3%
America Movil SA de CV - Class L - ADR	18	1,102
American Tower Corp. (c)	33	1,374
AT&T Inc.	39	1,607
MetroPCS Communications Inc. (c)	20	649
NII Holdings Inc. - Class B (c)	23	1,892
		6,624

Total Common Stocks (cost $130,846)		152,252

SHORT TERM INVESTMENTS - 19.0%
Mutual Funds - 0.8%
JNL Money Market Fund, 5.18% (a) (h)	1,260	1,260

Securities Lending Collateral - 18.2%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	27,742	27,742

Total Short Term Investments (cost $29,002)		29,002

Total Investments - 118.7% (cost $159,848)		181,254

Other Assets and Liabilities, Net - (18.7%)		(28,501)

Total Net Assets - 100%		$152,753

JNL/Select Money Market Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.5%
Holmes Financing Plc, 5.29%, 07/15/07 (f) (i)	$925	$925
Holmes Master Issuer Plc, 5.30%, 03/15/08 (i)	2,053	2,053
Pendeford Master Issuer Plc, 5.31%, 02/12/08 (f) (i)	3,360	3,360
Permanent Master Issuer Plc
5.30%, 10/17/07 (i)	3,440	3,440
5.30%, 01/15/08 (i)	1,830	1,830

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $11,608)		11,608

CORPORATE BONDS AND NOTES - 8.2%
FINANCIALS - 8.2%
American Express Bank, 5.32%, 01/18/08 (i)	8,000	8,001
American Express Co., 5.32%, 10/18/07 (i)	2,000	2,000
Bank of America, 5.32%, 02/22/08 (i)	4,000	4,000
Calyon, 5.37%, 02/19/08 (i)	4,000	4,000
Goldman Sachs Group Inc., 5.45%, 09/14/07 (f) (i)	3,000	3,001

Lehman Brothers Holdings Inc., 5.39%, 07/19/07 (i)	4,500	4,500
MetLife Inc., 5.42%, 07/30/07 (f) (i)	3,200	3,200
Morgan Stanley, 5.48%, 07/27/07 (i)	3,000	3,000
National City Bank, 5.30%, 03/13/08 (i)	3,000	3,000
Wachovia Corp., 5.44%, 07/20/07 (i)	4,000	4,001

Total Corporate Bonds and Notes (cost $38,703)		38,703

SHORT TERM INVESTMENTS - 89.3%
Certificates of Deposit - 13.6%
Bank of Ireland, 5.31%, 11/09/07	5,000	5,000
BNP Paribas, 5.31%, 10/10/07	6,000	6,000
Citibank, 5.30%, 08/08/07	7,000	7,000
Credit Suisse First Boston
5.32%, 05/27/08	6,500	6,500
5.37%, 06/04/08	3,500	3,500
Deutsche Bank NY
5.35%, 08/06/07	4,000	4,000
5.31%, 10/10/07	4,000	4,000
Fortis Bank NY, 5.69%, 07/23/07	2,750	2,750
Harris Bankcorp, 5.31%, 09/05/07	6,000	6,000
HBOS Treasury Services Plc
5.28%, 09/28/07	5,500	5,500
5.31%, 10/16/07	4,000	4,000
Societe Generale NY, 5.67%, 07/23/07	2,750	2,750
Wells Fargo & Co., 5.28%, 08/06/07	7,000	7,000
		64,000
Commercial Paper - 44.1%
American Honda Motor Co., 5.24%, 08/13/07	7,000	6,956
Apreco LLC, 5.27%, 07/10/07 (f)	7,000	6,991
Aspen Funding Corp., 5.27%, 07/10/07 (f)	6,500	6,491
AstraZeneca Plc, 5.29%, 07/16/07 (f)	8,000	7,982
Bank of America, 5.22%, 07/18/07	3,000	2,993
Bank of Ireland, 5.17%, 10/12/07	3,500	3,448
Cafco LLC, 5.26%, 07/19/07 (f)	5,000	4,987
Cargill Global Funding Plc, 5.27%, 07/25/07 (f)	10,000	9,965
Ciesco LLC, 5.27%, 08/07/07 (f)	8,000	7,957
CRC Funding LLC, 5.27%, 08/08/07 (f)	8,000	7,956
DnB NOR, 5.18%, 07/10/07	4,000	3,995
Eureka Securities LLC, 5.26%, 08/01/07 (f)	5,000	4,977
Falcon Asset Securitization Corp., 5.24%, 07/10/07 (f)	7,000	6,991
Florida Power and Light Co., 5.35%, 07/12/07	7,000	6,989
Fortis Banque, 5.165%, 11/09/07	5,000	4,906
Galaxy Funding Inc., 5.25%, 09/10/07 (f)	7,000	6,928
General Electric Capital Corp., 5.22%, 08/28/07	9,000	8,924
Greyhawk Funding LLC, 5.28%, 09/24/07 (f)	9,000	8,888
Jupiter Security Corp., 5.27%, 08/20/07 (f)	9,000	8,934
Merrill Lynch & Co. Inc., 5.24%, 07/20/07	7,000	6,981
Northern Rock Plc, 5.23%, 08/08/07	5,000	4,972

Old Line Funding LLC, 5.26%, 07/09/07 (f)	5,500	5,494
Procter & Gamble Co., 5.24%, 09/12/07 (f)	9,000	8,904
Prudential Funding LLC, 5.24%, 07/19/07	8,000	7,979
Ranger Funding Co. LLC, 5.25%, 07/23/07 (f)	6,400	6,379
Scaldis Capital LLC, 5.27%, 07/09/07 (f)	5,000	4,994
Sheffield Receivables Corp., 5.36%, 07/10/07 (f)	9,000	8,988
Societe Generale NA, 5.17%, 11/09/07	5,000	4,906
SYSCO Corp., 5.24%, 07/30/07 (f)	9,000	8,962
Variable Funding Capital Corp., 5.25%, 07/20/07 (f)	7,000	6,981
Yorktown Capital LLC, 5.28%, 07/03/07 (f)	5,000	4,998
		207,796
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.21% (h)	86	86

Repurchase Agreement - 31.6%
Repurchase Agreement with Bank of New York, 5.35%
(Collateralized by $151,298 Federal National Mortgage
Association, 4.00%-8.50%, due 03/01/19-07/01/37,
value $34,717, $22,028 Federal Home Loan Mortgage
Corp., 4.00%-10.00%, due 07/01/18-07/01/36, value
$8,433) acquired on 06/29/07, due 07/02/07 at $42,519	42,500	42,500

Repurchase Agreement with UBS Securities LLC, 5.37%
(Collateralized by $160,220 Federal National Mortgage
Association, 5.00%-6.50%, due 05/01/19-01/01/36,
value $107,724) acquired on 06/29/07, due 07/02/07
at $106,147	106,100	106,100
		148,600

Total Short Term Investments (cost $420,482)		420,482

Total Investments - 100.0% (cost $470,793)		470,793

Other Assets and Liabilities, Net - 0.0%		99

Total Net Assets - 100%		$470,892

JNL/Select Value Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 4.8%
Comcast Corp. - Class A (b) (c)	170	$4,790
Gap Inc.	234	4,475
Macy’s Inc.	120	4,766
McDonald’s Corp.	112	5,675
Time Warner Inc.	257	5,414
		25,120
CONSUMER STAPLES - 13.2%
Altria Group Inc.	107	7,498
Colgate-Palmolive Co.	82	5,305
CVS Corp.	326	11,864
Kellogg Co.	140	7,230
Kimberly-Clark Corp.	64	4,274
Kroger Co.	175	4,920
PepsiCo Inc.	134	8,709
Safeway Inc.	150	5,101
SUPERVALU Inc.	136	6,276
Tyson Foods Inc.	369	8,502
		69,679
ENERGY - 13.8%
Cameco Corp. (b)	93	4,709
Chevron Corp.	109	9,148
ConocoPhillips	70	5,503
Exxon Mobil Corp.	270	22,681
GlobalSantaFe Corp.	68	4,877
Newfield Exploration Co. (c)	198	9,001
Occidental Petroleum Corp.	192	11,130
XTO Energy Inc.	92	5,517
		72,566
FINANCIALS - 26.2%
ACE Ltd.	119	7,409
Allstate Corp.	76	4,662
American International Group Inc.	150	10,505
Bank of America Corp.	395	19,302
Bank of New York Co. Inc. (b) (c)	135	5,611
Chubb Corp.	132	7,141
Citigroup Inc.	349	17,885
Goldman Sachs Group Inc.	40	8,670
Host Hotels & Resorts Inc.	438	10,126
JPMorgan Chase & Co.	273	13,232
PNC Financial Services Group Inc.	67	4,824
State Street Corp.	38	2,565
U.S. Bancorp (b)	208	6,863
UBS AG	95	5,677
Wachovia Corp.	177	9,092
Wells Fargo & Co.	137	4,824
		138,388
HEALTH CARE - 7.7%
Abbott Laboratories	99	5,291

Aetna Inc.	148	7,316
Baxter International Inc.	152	8,547
Beckman Coulter Inc.	32	2,076
Bristol-Myers Squibb Co.	81	2,544
WellPoint Inc. (c)	58	4,654
Wyeth	180	10,292
		40,720
INDUSTRIALS - 11.6%
American Standard Cos. Inc.	148	8,711
AMR Corp. (c)	85	2,240
Deere & Co.	63	7,643
General Dynamics Corp.	154	12,015
General Electric Corp.	325	12,445
Goodrich Corp.	98	5,861
Pitney Bowes Inc.	94	4,378
Teledyne Technologies Inc. (c)	64	2,932
Textron Inc.	47	5,174
		61,399
INFORMATION TECHNOLOGY - 8.2%
Cisco Systems Inc. (c)	264	7,364
Corning Inc. (c)	248	6,324
EMC Corp. (c)	343	6,210
Hewlett-Packard Co.	129	5,769
Intel Corp.	219	5,194
Nokia Oyj - Class A - ADR	278	7,815
Sun Microsystems Inc. (c)	911	4,793
		43,469
MATERIALS - 4.4%
Agrium Inc.	114	4,966
Alcoa Inc.	66	2,679
Dow Chemical Co.	119	5,240
EI Du Pont de Nemours & Co.	152	7,743
Smurfit-Stone Container Corp. (c)	206	2,739
		23,367
TELECOMMUNICATION SERVICES - 5.9%
AT&T Inc.	496	20,602
Verizon Communications Inc.	254	10,469
		31,071
UTILITIES - 3.5%
Entergy Corp.	25	2,694
Exelon Corp.	105	7,601
FPL Group Inc.	82	4,624
SCANA Corp.	88	3,387
		18,306

Total Common Stocks (cost $439,754)		524,085

SHORT TERM INVESTMENTS - 5.8%
Mutual Funds - 1.6%

JNL Money Market Fund, 5.18% (a) (h)	8,451	8,451

Securities Lending Collateral - 4.2%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	22,111	22,111

Total Short Term Investments (cost $30,562)		30,562

Total Investments - 105.1% (cost $470,316)		554,647

Other Assets and Liabilities, Net - (5.1%)		(26,774)

Total Net Assets - 100%		$527,873

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 11.2%
Amazon.com Inc. (b) (c)	147	$10,070
Bed Bath & Beyond Inc. (b) (c)	121	4,366
Clear Channel Communications Inc.	141	5,344
Coach Inc. (c)	168	7,971
Grupo Televisa SA - ADR	152	4,202
Harman International Industries Inc.	68	7,907
International Game Technology	143	5,681
Kohl’s Corp. (c)	174	12,381
Lennar Corp. (b)	153	5,579
Liberty Media Holding Corp. - Capital (c)	45	5,249
Liberty Media Holding Corp. - Interactive (c)	180	4,025
Lowe’s Cos. Inc.	260	7,967
Marriott International Inc. - Class A (b)	162	7,018
MGM Mirage Inc. (c)	39	3,184
PetSmart Inc.	200	6,490
Target Corp.	220	13,967
Viacom Inc. - Class B (c)	129	5,379
Wynn Resorts Ltd. (b)	27	2,403
		119,183
CONSUMER STAPLES - 6.7%
CVS Corp.	547	19,925
InBev NV (b)	67	5,313
PepsiCo Inc.	123	7,990
Procter & Gamble Co.	186	11,361
Reckitt Benckiser Plc	78	4,283
SYSCO Corp.	78	2,563
Walgreen Co.	106	4,611
Wal-Mart de Mexico SA de CV - ADR (b)	79	3,017
Wal-Mart Stores Inc.	146	7,019
Whole Foods Market Inc. (b)	132	5,071
		71,153
ENERGY - 6.6%

Baker Hughes Inc. (b)	144	12,106
EOG Resources Inc.	82	5,969
Exxon Mobil Corp.	117	9,798
Murphy Oil Corp. (b)	77	4,547
Schlumberger Ltd.	273	23,197
Total SA (b)	177	14,445
		70,062
FINANCIALS - 17.3%
American Express Co.	233	14,273
American International Group Inc.	252	17,620
Anglo Irish Bank Corp. Plc	386	7,943
Charles Schwab Corp.	397	8,138
Chicago Mercantile Exchange Holdings Inc.	6	2,992
Citigroup Inc.	222	11,373
Countrywide Financial Corp.	227	8,237
E*Trade Financial Corp. (c)	390	8,620
Erste Bank der Oesterreichischen Sparkassen AG (b)	137	10,689
Franklin Resources Inc.	86	11,406
Goldman Sachs Group Inc.	42	9,147
Housing Development Finance Corp.	55	2,748
ICICI Bank Ltd. - ADR	45	2,212
Legg Mason Inc.	67	6,552
Morgan Stanley	104	8,698
Northern Trust Corp.	108	6,912
Prudential Financial Inc. (b)	105	10,180
State Street Corp.	224	15,349
UBS AG	344	20,732
		183,821
HEALTH CARE - 13.2%
Aetna Inc.	195	9,653
Alcon Inc.	17	2,334
Allergan Inc.	56	3,216
Amgen Inc. (c)	90	4,948
Celgene Corp. (b) (c)	79	4,541
Eli Lilly & Co. (b)	72	4,035
Genentech Inc. (c)	158	11,939
Gilead Sciences Inc. (c)	277	10,739
Humana Inc. (c)	61	3,734
Medco Health Solutions Inc. (c)	87	6,801
Medtronic Inc.	248	12,872
Nobel Biocare Holding AG	5	1,703
Novartis AG	104	5,874
Roche Holding AG	54	9,679
St. Jude Medical Inc. (b) (c)	44	1,813
Stryker Corp.	96	6,082
UnitedHealth Group Inc.	168	8,586
WellPoint Inc. (c)	235	18,736
Wyeth	163	9,329
Zimmer Holdings Inc. (b) (c)	40	3,370

		139,984
INDUSTRIALS - 10.7%
Danaher Corp. (b)	240	18,090
Deere & Co.	31	3,695
Expeditors International Washington Inc.	150	6,174
Fastenal Co. (b)	80	3,336
Foster Wheeler Ltd. (c)	29	3,081
General Dynamics Corp.	92	7,173
General Electric Corp.	1,142	43,723
Joy Global Inc. (b)	58	3,366
Schneider Electric SA (virt-x) (b)	49	6,892
Southwest Airlines Co. (b)	681	10,146
Tyco International Ltd. (c)	221	7,454
		113,130
INFORMATION TECHNOLOGY - 23.3%
Accenture Ltd.	396	16,963
Adobe Systems Inc. (c)	155	6,219
Amdocs Ltd. (c)	261	10,385
Analog Devices Inc. (b)	194	7,291
Apple Computer Inc. (c)	60	7,371
Applied Materials Inc.	168	3,340
ASML Holding NV - ADR (b) (c)	240	6,580
Autodesk Inc. (b) (c)	170	7,994
Automatic Data Processing Inc. (b)	253	12,268
Cisco Systems Inc. (c)	560	15,602
Corning Inc. (c)	352	9,004
Dell Inc. (c)	163	4,645
eBay Inc. (c)	286	9,187
Electronic Arts Inc. (c)	97	4,595
EMC Corp. (c)	361	6,536
Google Inc. - Class A (c)	42	21,982
HON HAI Precision Industry Co. Ltd.	700	6,049
Infosys Technologies Ltd.	167	7,905
Intel Corp.	196	4,650
Intuit Inc. (b) (c)	115	3,462
Juniper Networks Inc. (b) (c)	289	7,274
Marvell Tech Group Ltd. (b) (c)	554	10,087
Maxim Integrated Products Inc.	230	7,684
Microsoft Corp.	666	19,626
QUALCOMM Inc.	201	8,713
Telefonaktiebolaget LM Ericsson - Class B (b)	2,202	8,842
Xilinx Inc. (b)	250	6,701
Yahoo! Inc. (c)	241	6,527
		247,482
MATERIALS - 1.5%
BHP Billiton Ltd.	311	9,242
Monsanto Co.	94	6,315
		15,557
TELECOMMUNICATION SERVICES - 6.0%

America Movil SA de CV - Class L - ADR	264	16,337
American Tower Corp. (c)	222	9,311
Bharti Airtel Ltd. (c)	403	8,266
Crown Castle International Corp. (b) (c)	312	11,320
Leap Wireless International Inc. (b) (c)	31	2,620
MetroPCS Communications Inc. (b) (c)	91	2,997
Rogers Communications Inc.	295	12,539
		63,390
UTILITIES - 0.6%
AES Corp. (c)	267	5,842

Total Common Stocks (cost $872,972)		1,029,604

SHORT TERM INVESTMENTS - 14.0%
Mutual Funds - 2.9%
JNL Money Market Fund, 5.18% (a) (h)	3,000	3,000

T. Rowe Price Reserves Investment Fund, 5.37% (a) (h)	27,354	27,354
		30,354
Securities Lending Collateral - 11.1%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	117,916	117,916

Total Short Term Investments (cost $148,270)		148,270

Total Investments - 111.1% (cost $1,021,242)		1,177,874

Other Assets and Liabilities, Net - (11.1%)		(117,374)

Total Net Assets - 100%		$1,060,500

JNL/T. Rowe Price Mid-Cap Growth Fund * (t)
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 17.3%
Amazon.com Inc. (b) (c)	170	$11,630
Discovery Holding Co. (c)	214	4,920
Harman International Industries Inc.	91	10,629
International Game Technology	160	6,360
Lamar Advertising Co. (b)	141	8,849
PetSmart Inc.	204	6,613
Other Securities		70,205
		119,206
CONSUMER STAPLES - 1.3%
Other Securities		8,843

ENERGY - 10.1%
BJ Services Co.	240	6,834
Cameron International Corp. (c)	77	5,482
Consol Energy Inc.	178	8,221

EOG Resources Inc.	115	8,402
FMC Technologies Inc. (c)	79	6,250
Smith International Inc. (b)	176	10,303
XTO Energy Inc.	116	6,990
Other Securities		16,751
		69,233
FINANCIALS - 5.1%
Axis Capital Holdings Ltd.	122	4,947
Eaton Vance Corp. (b)	146	6,468
Nuveen Investments Inc. - Class A (b)	87	5,407
Other Securities		18,334
		35,156
HEALTH CARE - 14.9%
Barr Laboratories Inc. (c)	137	6,882
Cephalon Inc. (b) (c)	114	9,197
Edwards Lifesciences Corp. (b) (c)	119	5,881
Elan Corp. Plc - ADR (c)	311	6,825
Manor Care Inc. (b)	148	9,663
Other Securities		64,009
		102,456
INDUSTRIALS - 16.0%
Alliant Techsystems Inc. (b) (c)	69	6,851
American Standard Cos. Inc.	95	5,603
Ametek Inc.	223	8,851
ITT Corp.	72	4,882
Manpower Inc.	79	7,241
Monster Worldwide Inc. (c)	141	5,783
Oshkosh Truck Corp.	91	5,726
Rockwell Collins Inc.	146	10,321
Roper Industries Inc.	199	11,369
Southwest Airlines Co. (b)	392	5,846
Other Securities		37,924
		110,397
INFORMATION TECHNOLOGY - 23.3%
Amdocs Ltd. (c)	163	6,491
CheckFree Corp. (b) (c)	120	4,808
DST Systems Inc. (b) (c)	117	9,260
FLIR Systems Inc. (b) (c)	133	6,165
Global Payments Inc.	124	4,901
Harris Corp. (b)	112	6,110
Intersil Corp.	189	5,949
Juniper Networks Inc. (c)	335	8,434
Marvell Tech Group Ltd. (c)	313	5,700
NAVTEQ Corp. (b) (c)	114	4,831
Seagate Technology Inc.	258	5,623
VeriSign Inc. (c)	289	9,157
Xilinx Inc. (b)	186	4,974
Other Securities		78,272
		160,675

MATERIALS - 1.0%
Other Securities		7,105

TELECOMMUNICATION SERVICES - 5.9%
American Tower Corp. (c)	190	7,963
Crown Castle International Corp. (b) (c)	243	8,814
Leap Wireless International Inc. (c)	87	7,368
Rogers Communications Inc. (b)	190	8,056
Other Securities		8,630
		40,831
UTILITIES - 0.1%
Other Securities		456

Total Common Stocks (cost $467,138)		654,358

SHORT TERM INVESTMENTS - 36.3%
Mutual Funds - 5.5%
JNL Money Market Fund, 5.18% (a) (h)	4,246	4,246
T. Rowe Price Reserves Investment Fund, 5.37% (a) (h)	33,434	33,434
		37,680
Securities Lending Collateral - 30.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	212,242	212,242

Total Short Term Investments (cost $249,922)		249,922

Total Investments - 131.3% (cost $717,060)		904,280

Other Assets and Liabilities, Net - (31.3%)		(215,778)

Total Net Assets - 100%		$688,502

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 19.0%
Bed Bath & Beyond Inc. (c)	168	$6,032
Cablevision Systems Corp. - Class A (c)	228	8,266
CBS Corp. - Class B (b)	99	3,285
Comcast Corp. - Special Class A (c)	134	3,747
Discovery Holding Co. (c)	275	6,315
Dow Jones & Co. Inc. (b)	81	4,642
EchoStar Communications Corp. (c)	116	5,014
Family Dollar Stores Inc. (b)	42	1,438
Fortune Brands Inc.	67	5,486
General Motors Corp.	107	4,045
H&R Block Inc. (b)	309	7,221
HanesBrands Inc. (c)	35	938
Harley-Davidson Inc. (b)	112	6,700
Home Depot Inc.	276	10,872

International Game Technology	186	7,400
Kohl’s Corp. (c)	85	6,052
Liberty Media Holding Corp. - Capital (c)	65	7,626
Liberty Media Holding Corp. - Interactive (c)	189	4,216
New York Times Co. - Class A (b)	175	4,437
Newell Rubbermaid Inc.	146	4,291
RadioShack Corp. (b)	75	2,469
Sony Corp. - ADR	107	5,502
Time Warner Inc.	364	7,650
TJX Cos. Inc.	286	7,868
Viacom Inc. - Class B (c)	125	5,199
		136,711
CONSUMER STAPLES - 8.0%
Altria Group Inc.	34	2,357
Anheuser-Busch Cos. Inc.	153	7,980
Avon Products Inc.	160	5,887
Campbell Soup Co.	41	1,591
Coca-Cola Co.	191	9,965
Coca-Cola Enterprises Inc.	163	3,900
General Mills Inc.	75	4,399
Heineken NV	72	4,262
Kraft Foods Inc. - Class A	108	3,800
Sara Lee Corp.	277	4,825
Wal-Mart Stores Inc.	188	9,064
		58,030
ENERGY - 10.7%
Baker Hughes Inc. (b)	87	7,336
BJ Services Co.	127	3,609
ConocoPhillips	52	4,098
Consol Energy Inc.	82	3,776
Exxon Mobil Corp.	90	7,583
Murphy Oil Corp. (b)	141	8,369
Royal Dutch Shell Plc - ADR	104	8,461
Schlumberger Ltd.	115	9,760
Spectra Energy Corp.	94	2,427
Statoil ASA (b)	282	8,778
Total SA - ADR	158	12,787
		76,984
FINANCIALS - 20.8%
American Express Co.	60	3,665
American International Group Inc.	102	7,164
Ameriprise Financial Inc.	86	5,467
Bank of America Corp.	109	5,314
Berkshire Hathaway Inc. - Class A (c)	-	3,722
Charles Schwab Corp.	128	2,627
Citigroup Inc.	184	9,422
Countrywide Financial Corp.	165	5,994
Fannie Mae	52	3,384
Fifth Third Bancorp (b)	186	7,405

First Horizon National Corp. (b)	223	8,701
Genworth Financial Inc. - Class A (b)	238	8,177
Hartford Financial Services Group Inc.	73	7,152
JPMorgan Chase & Co.	127	6,173
Lincoln National Corp. (b)	85	6,002
Marsh & McLennan Cos. Inc. (b)	259	7,992
Mellon Financial Corp.	74	3,256
Merrill Lynch & Co. Inc.	31	2,616
Morgan Stanley	75	6,308
Nuveen Investments Inc. - Class A (b)	109	6,762
Royal Bank of Scotland Group Plc	499	6,340
SLM Corp.	37	2,102
St. Joe Co. (b)	156	7,234
State Street Corp.	85	5,787
U.S. Bancorp	132	4,356
Willis Group Holdings Ltd. (b)	72	3,150
XL Capital Ltd. - Class A	48	4,028
		150,300
HEALTH CARE - 8.8%
Amgen Inc. (c)	117	6,486
Boston Scientific Corp. (b) (c)	258	3,959
Cardinal Health Inc.	60	4,210
Cigna Corp.	74	3,880
Covidien Ltd. (c)	13	565
Health Management Associates Inc. (b)	541	6,141
Johnson & Johnson	149	9,157
Medtronic Inc.	139	7,203
Merck & Co. Inc.	112	5,588
Pfizer Inc.	236	6,032
Schering-Plough Corp.	141	4,277
Wyeth	103	5,922
		63,420
INDUSTRIALS - 11.6%
3M Corp.	93	8,080
Caterpillar Inc.	26	2,020
Deere & Co.	17	1,992
Eaton Corp.	8	698
General Electric Corp.	526	20,120
Honeywell International Inc.	54	3,050
Illinois Tool Works Inc.	166	8,985
Raytheon Co.	94	5,082
Southwest Airlines Co. (b)	584	8,704
Tyco International Ltd. (c)	334	11,286
Union Pacific Corp.	64	7,358
Waste Management Inc.	166	6,483
		83,858
INFORMATION TECHNOLOGY - 9.4%
Analog Devices Inc. (b)	158	5,947
Dell Inc. (c)	303	8,642

First Data Corp.	122	3,989
Intel Corp.	408	9,704
International Business Machines Corp. (b)	72	7,557
Juniper Networks Inc. (b) (c)	196	4,941
Microsoft Corp.	382	11,255
Nokia Oyj - Class A - ADR (b)	228	6,395
Texas Instruments Inc.	147	5,547
Western Union Co.	189	3,933
		67,910
MATERIALS - 4.8%
Alcoa Inc.	127	5,151
Bowater Inc. (b)	222	5,541
Chemtura Corp.	97	1,080
EI Du Pont de Nemours & Co.	137	6,985
International Paper Co. (b)	268	10,477
MeadWestvaco Corp. (b)	108	3,811
Nucor Corp.	21	1,250
		34,295
TELECOMMUNICATION SERVICES - 1.7%
Alltel Corp.	16	1,047
Qwest Communications International Inc. (b) (c)	338	3,277
Sprint Nextel Corp.	373	7,720
		12,044
UTILITIES - 2.2%
Duke Energy Corp.	72	1,325
Entergy Corp.	65	6,956
NiSource Inc. (b)	196	4,057
Pinnacle West Capital Corp.	94	3,762
		16,100

Total Common Stocks (cost $553,651)		699,652

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.3%
General Motors Corp.	75	2,128

FINANCIALS - 0.5%
Morgan Stanley, Convertible Preferred, 5.88%, 10/15/08	52	2,734
XL Capital Ltd., Convertible Preferred, 7.00%, 02/15/09	35	1,020
		3,754

Total Preferred Stocks (cost $4,517)		5,882

CORPORATE BONDS AND NOTES - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Ford Motor Co., 4.25%, 12/15/36	$1,082	1,355

FINANCIALS - 0.4%
Fortis Insurance Ltd., 7.75%, 01/26/08 (f)	900	1,339

U.S. Bancorp, 3.68%, 08/21/35 (b) (f) (i)	1,235	1,238
		2,577

Total Corporate Bonds and Notes (cost $3,204)		3,932

SHORT TERM INVESTMENTS - 14.9%
Mutual Funds - 1.8%
JNL Money Market Fund, 5.18% (a) (h)	3,000	3,000
T. Rowe Price Reserves Investment Fund, 5.37% (a) (h)	9,762	9,762
		12,762
Securities Lending Collateral - 13.1%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	94,280	94,280

Total Short Term Investments (cost $107,042)		107,042

Total Investments - 113.3% (cost $668,414)		816,508

Other Assets and Liabilities, Net - (13.3%)		(95,574)

Total Net Assets - 100%		$720,934

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2007

(a)	Investment in affiliate.
(b)	All or portion of the security has been loaned.
(c)	Non-income producing security.
(d)	Issuer is in Chapter 11 bankruptcy and is in default relating to principal and/or interest.
(e)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. As of June 30, 2007 the percentage of net assets invested in fair valued securites are as follows: JNL/Credit Suisse Global Natural Resources Fund - 0.4%; JNL/Franklin Templeton Income Fund - 0.3%; JNL/Goldman Sachs Core Plus Bond Fund - 0.00%;
JNL/PIMCO Total Return Bond Fund - 1.2%; JNL/PPM America High Yield Bond Fund - 0.00%.
(f)	Rule 144A, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2007 the value of 144A securities, in JNL/FI Balanced Fund, JNL/Franklin Templeton
Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/JPMorgan International Equity Fund,
JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Real Return Fund,
JNL/PIMCO Total Return Bond Fund, JNL/PPM America High Yield Bond Fund, JNL/Select Balanced Fund, JNL/Select Money Market Fund, JNL/T. Rowe Price Value Fund, are:
$193; $3,095; $38,360; $27,898; $9,306; $2,058; $9,630; $4,336; $293; $9,831; $74,236; $108,146; $4,243; $152,232 and $2,577, respectively.
(g)	Investment purchased on a when-issued basis. As of June 30, 2007, the total cost of investments purchased on a when-issued basis for the JNL/FI Balanced Fund, JNL/Franklin Templeton Income
Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund,
JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, JNL/PPM America High Yield Fund, JNL/Putnam Equity Fund and
JNL/Select Balanced Fund are: $83; $19,446; $474; $1,966; $2,596; $795; $2,680; $363,836; $116,297; $4,704; $7,743 and $22,576, respectively.
(h)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2007.
(i)	Variable rate security. Rate stated is in effect as of June 30, 2007.
(j)	Zero coupon security. Rate stated is the effective yield as of June 30, 2007.
(k)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Rate stated is the coupon as of June 30, 2007.
(l)	Security in which the interest rate is inversely affected by upgrades or downgrades to the credit rating.
(m)	Convertible security.
(n)	All or a portion of the security has been segregated as collateral for securities held short. Total value of segregated securities at June 30, 2007 was $21,947.
(o)	All or a portion of the security pledged as collateral for open futures contracts. As of June 30, 2007 the value of collateral in JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund,
JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon
Capital Management Small Cap Index Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund are: $129; $757; $416; $317; $695; $986 and $5,266, respectively.
(p)	Included within (Other Assets and Liabilities, Net) is $114 and $289 of cash held by brokers as collateral for open futures contracts for JNL/Goldman Sachs Core Plus Bond Fund and
JNL/Goldman Sachs Short Duration Bond Fund, respectively.
(q)

Perpetual maturity security. Date listed is the first call date, security is subject to call at 100 thereafter, unless otherwise noted. Interest rate is fixed until the first call date and variable thereafter.

(r)	Par amounts are listed in United States Dollars unless otherwise noted.
(s)	Treasury inflation indexed note - par amount is adjusted for inflation.
(t)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as a top-fifty unaffilliated holdings in terms of market value, and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2007.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to
www.jnl.com, www.jnlny.com, www.sec.gov, or call the Service Center at 800-766-4683.

Investments in affiliates - During the period ended June 30, 2007, certain Funds invested in money market funds for temporary purposes, which are managed by an affiliate. The JNL Money
Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled fund approved by JNAM) which may be considered affiliated with the Funds.

The following Funds invested solely in other affiliated Funds of the Trust and JNL Variable Funds: JNL/Franklin Templeton Founding Strategy Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P
Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund,
JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, and JNL/S&P
Retirement Income Fund.

The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Co. The JNL/Mellon Capital Management
S&P 500 Index Fund invested in Mellon Financial Corp., the parent company of its subadvisor. Transactions for the period ended June 30, 2007 are shown below (in thousands):

	Value
	Beginning		Sales	Dividend	Value End
Affiliate	of Period	Purchases	Proceeds	Income	of Period
Mellon Financial Corp.	$760	$39	$-	$8	$833
Prudential plc	1,283	134	-	24	1,470

Abbreviations:
ADR - American Depository Receipt	LIBOR - London Interbank Offered Rate
AUD - Australian Dollar	MXIBTIIE- Mexico 28 day Interbank rate (TIIE)
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	MYR - Malaysian Ringgit
CHF - Swiss Franc	NOK - Norwegian Krone
CLP - Chilean Peso	NZD - New Zealand Dollar
CNY - Chinese Yuan	PHP - Philippine Peso
DKK - Danish Krone	PLN - Polish Zloty
EUR - European Currency Unit (Euro)	RUB - Russian Ruble
GBP - British Pound	SEK - Swedish Krona
GDR - Global Depository Receipt	SGD - Singapore Dollar
HKD - Hong Kong Dollar	TBA - To Be Announced
IDR - Indonesian Rupiah	TWD - New Taiwan Dollar
INR - Indian Rupee	USD - United States Dollar
INS RECP - Institutional Receipt	virt-x - a crossboarder Recognised Investment Exchange (RIE)
JPY - Japanese Yen	YEN - Euroyen, Japanese Yen traded in Eurocurrency markets
KRW - Korean Won	ZAR - South African Rand
"-" Amount rounds to less than one thousand.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Schedule of Options Written (in thousands except contracts):
	Expiration Date	Exercise Price	Contracts	Value (000’s)
JNL/PIMCO Real Return Bond Fund
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	106.00	34	$ (21)
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	109.00	78	(4)
U.S. 10-Year Treasury Note Future Put Option	8/24/2007	103.00	34	(3)
U.S. 20-Year Treasury Bond Future Call Option	8/24/2007	109.00	30	(20)
			176	$ (48)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 4.90% fixed	2/1/2008	N/A	50	$ (11)
Call Swaption, 3 month LIBOR versus 4.90% fixed	3/31/2008	N/A	170	(52)
Call Swaption, 3 month LIBOR versus 4.90% fixed	3/31/2008	N/A	234	(70)
Call Swaption, 3 month LIBOR versus 4.90% fixed	8/8/2007	N/A	60	-
Call Swaption, 3 month LIBOR versus 4.90% fixed	8/8/2007	N/A	110	(1)
Call Swaption, 3 month LIBOR versus 4.95% fixed	3/31/2008	N/A	130	(44)
Call Swaption, 3 month LIBOR versus 4.95% fixed	7/2/2007	N/A	78	-
Call Swaption, 3 month LIBOR versus 4.95% fixed	9/26/2008	N/A	160	(84)
Call Swaption, 3 month LIBOR versus 4.95% fixed	9/26/2008	N/A	354	(186)
Call Swaption, 3 month LIBOR versus 5.00% fixed	12/15/2008	N/A	285	(210)
Call Swaption, 3 month LIBOR versus 5.01% fixed	10/25/2007	N/A	110	(15)
Call Swaption, 3 month LIBOR versus 5.10% fixed	2/1/2008	N/A	230	(83)
Call Swaption, 3 month LIBOR versus 5.20% fixed	12/15/2008	N/A	397	(401)
Call Swaption, 3 month LIBOR versus 5.57% fixed	8/8/2007	N/A	40	(18)
Call Swaption, 6 month EURIBOR versus 4.10% fixed	7/2/2007	N/A	80	-
Call Swaption, 6 month EURIBOR versus 4.10% fixed	7/2/2007	N/A	50	-
Call Swaption, 6 month EURIBOR versus 4.10% fixed	7/2/2007	N/A	20	-
Call Swaption, 6 month EURIBOR versus 4.23% fixed	7/2/2007	N/A	60	-
Euro-Bund Future Call Option	9/10/2007	111.00	18	(2,698)
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	106.00	241	(147)
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	107.00	130	(35)
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	108.00	31	(3)
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	109.00	44	(2)
U.S. 10-Year Treasury Note Future Put Option	8/24/2007	103.00	58	(6)
U.S. 10-Year Treasury Note Future Put Option	8/24/2007	104.00	183	(40)
U.S. 10-Year Treasury Note Future Put Option	8/24/2007	105.00	206	(97)
			3,529	$ (4,203)
JNL/Putnam Equity Fund
Apple Inc. Call Option	7/21/2007	135.00	445	$ -
Apple Inc. Call Option	7/21/2007	145.00	414	-
Apple Inc. Put Option	7/20/2007	102.17	435	-
MGIC Investment Corporation Put Option	7/20/2007	53.66	876	(1)
MGIC Investment Corporation Put Option	7/27/2007	51.54	885	(1)
Radian Group Inc. Put Option	7/20/2007	53.69	876	(1)
Radian Group Inc. Put Option	8/1/2007	48.86	1,884	(1)
			5,815	$ (4)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Written Options (in thousands except contracts):
	Number of Contracts	Premiums
JNL/Goldman Sachs Core Plus Bond Fund
Options outstanding at December 31, 2006	351	$ 102
Options written during the period	328	65
Options closed during the period	(675)	(166)
Options exercised during the period	-	-
Options expired during the period	(4)	(1)
Options outstanding at June 30, 2007	-	$ -

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2006	-	$ -
Options written during the period	308	82
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	(132)	(44)
Options outstanding at June 30, 2007	176	$ 38

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2006	2,360	$ 2,210
Options written during the period	3,921	2,811
Options closed during the period	(2,770)	(1,965)
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at June 30, 2007*	3,511	$ 3,056

JNL/Putnam Equity Fund
Options outstanding at December 31, 2006	-	$ -
Options written during the period	15,665	14
Options closed during the period	-	-
Options exercised during the period	(3,218)	(5)
Options expired during the period	(6,632)	(5)
Options outstanding at June 30, 2007	5,815	$ 4

*	Rollforward activity excludes options that act as futures. At June 30, 2007, JNL/PIMCO Total Return Bond Fund held 18 contracts of a Euro Bund Future Call
Option expiring on September 10, 2007.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Schedule of Open Futures Contracts (in thousands except contracts):
	Contracts		Unrealized
	Long/		Appreciation/
	(Short)		(Depreciation)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 E-Mini Future
Expiration September 2007	29		$ (37)

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx Future
Expiration September 2007	97		$ 60
FTSE 100 Index Future
Expiration September 2007	38		1
Topix Index Future
Expiration September 2007	33		10
			$ 71

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Future
Expiration September 2007	119		$ (180)

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Future
Expiration September 2007	99		$ (97)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
Expiration September 2007	158		$ (99)

			Unrealized
	Notional		Appreciation/
	Amount		(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
British Pound Sterling Future
Expiration December 2007	286,500	GBP	$ (42)
Euro-Bobl Future, 5-Year, 6.00%
Expiration September 2007	(27,700)	EUR	(168)
Euro-Buxl Future, 30-Year, 4.00%
Expiration September 2007	(7,800)	EUR	-
Eurodollar Future
Expiration September 2007	40,000	USD	1
Euroyen Future
Expiration December 2007	(69,900,000)	JPY	(72)
Japanese Bond Future, 10-Year, 6.00%
Expiration September 2007	1,100,000	JPY	(3)
U.K. Long Gilt Future, 10-Year, 6.00%
Expiration September 2007	(2,100)	GBP	(6)
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration September 2007	50,800	USD	(60)
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration September 2007	10,500	USD	36
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration September 2007	(29,400)	USD	463
U.S. Treasury Bond Future, 20-Year, 6.00%

Expiration September 2007	12,300	USD	69
			$ 218

JNL/Goldman Sachs Short Duration Bond Fund
Eurodollar Future
Expiration September 2007	69,000	USD	$ (61)
Eurodollar Future
Expiration December 2007	61,000	USD	(28)
Eurodollar Future
Expiration March 2008	72,000	USD	(60)
Eurodollar Future
Expiration June 2008	48,000	USD	(39)
Eurodollar Future
Expiration September 2008	12,000	USD	(17)
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration September 2007	71,600	USD	36
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration September 2007	(7,300)	USD	(13)
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration September 2007	(5,600)	USD	(55)
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration September 2007	1,700	USD	11
			$ (226)

			Unrealized
	Notional		Appreciation/
	Amount		(Depreciation)
JNL/PIMCO Real Return Fund
British Pound Sterling Future
Expiration March 2008	52,500	GBP	$ (199)
British Pound Sterling Future
Expiration June 2008	75,000	GBP	(252)
Eurodollar Future
Expiration March 2008	(11,000)	USD	14
Eurodollar Future
Expiration June 2008	(59,000)	USD	20
Eurodollar Future
Expiration September 2008	(59,000)	USD	27
Eurodollar Future
Expiration December 2008	(5,000)	USD	5
Eurodollar Future
Expiration March 2009	(5,000)	USD	5
Euro Euribor Future
Expiration September 2008	20,000	EUR	(6)
Euro Euribor Future
Expiration December 2008	20,000	EUR	(6)
Euro Euribor Future
Expiration March 2009	20,000	EUR	(5)
Euro Euribor Future
Expiration June 2009	20,000	EUR	(5)
Japanese Bond Future, 10-Year, 6.00%
Expiration September 2007	300,000	JPY	3
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration September 2007	(9,600)	USD	(32)
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration September 2007	31,800	USD	(357)
U.S. Treasury Bond Future, 20-Year, 6.00%

Expiration September 2007	(61,700)	USD	381
			$ (407)
JNL/PIMCO Total Return Bond Fund
British Pound Sterling Future
Expiration September 2007	28,500	GBP	$ (122)
British Pound Sterling Future
Expiration December 2007	48,500	GBP	(217)
British Pound Sterling Future
Expiration March 2008	50,000	GBP	(181)
British Pound Sterling Future
Expiration June 2008	79,500	GBP	(258)
British Pound Sterling Future
Expiration September 2008	51,000	GBP	(185)
British Pound Sterling Future
Expiration December 2008	4,500	GBP	(15)
Eurodollar Future
Expiration December 2007	1,034,000	USD	(1,233)
Eurodollar Future
Expiration March 2008	2,183,000	USD	(2,197)
Eurodollar Future
Expiration June 2008	2,096,000	USD	(2,245)
Eurodollar Future
Expiration September 2008	447,000	USD	(225)
Eurodollar Future
Expiration December 2008	543,000	USD	(313)
Eurodollar Future
Expiration March 2009	50,000	USD	(73)
Euroyen Future
Expiration December 2007	14,300,000	JPY	(17)
Euro Euribor Future
Expiration December 2007	117,000	EUR	(166)
Euro Euribor Future
Expiration March 2008	61,000	EUR	(119)
Euro Euribor Future
Expiration June 2008	126,000	EUR	(270)
Euro Euribor Future
Expiration September 2008	130,000	EUR	(161)
Euro Euribor Future
Expiration December 2008	65,000	EUR	(146)
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration September 2007	(300)	USD	(3)
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration September 2007	2,100	USD	(29)
			$ (8,175)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/AIM Real Estate Fund
USD/CAD	7/3/2007	(93)	CAD	$ (87)	$ -
				$ (87)	$ -

JNL/FI Balanced Fund
USD/AUD	7/2/2007	(12)	AUD	$ (10)	$ -
USD/AUD	7/3/2007	(4)	AUD	(3)	-
USD/AUD	7/5/2007	(1)	AUD	(1)	-
USD/CAD	7/5/2007	(7)	CAD	(7)	-
USD/GBP	7/2/2007	(2)	GBP	(5)	-
USD/GBP	7/3/2007	(3)	GBP	(5)	-
USD/JPY	7/2/2007	(142)	JPY	(1)	-
USD/JPY	7/3/2007	(1,598)	JPY	(13)	-
USD/JPY	7/5/2007	(966)	JPY	(8)	-
				$ (53)	$ -

JNL/FI Mid-Cap Equity Fund
USD/JPY	7/5/2007	(131,041)	JPY	$ (1,065)	$ (2)
				$ (1,065)	$ (2)

JNL/Franklin Templeton Mutual Shares Fund
SEK/USD	8/15/2007	870	SEK	$ 128	$ 1
USD/AUD	8/14/2007	(198)	AUD	(168)	-
USD/AUD	8/14/2007	(158)	AUD	(134)	(3)
USD/CAD	9/26/2007	(945)	CAD	(889)	(3)
USD/CHF	7/9/2007	(167)	CHF	(137)	(2)
USD/CHF	7/9/2007	(346)	CHF	(283)	(1)
USD/CHF	7/9/2007	(1,130)	CHF	(926)	13
USD/DKK	10/23/2007	(2,200)	DKK	(401)	(2)
USD/DKK	10/23/2007	(3,844)	DKK	(701)	4
USD/DKK	10/23/2007	(602)	DKK	(110)	1
USD/DKK	10/23/2007	(847)	DKK	(155)	-
USD/DKK	10/23/2007	(563)	DKK	(103)	-
USD/DKK	10/23/2007	(1,352)	DKK	(247)	(2)
USD/EUR	9/24/2007	(17,338)	EUR	(23,529)	(322)
USD/EUR	9/24/2007	(372)	EUR	(504)	(6)
USD/EUR	9/24/2007	(332)	EUR	(451)	(5)
USD/EUR	9/24/2007	(192)	EUR	(260)	(2)
USD/EUR	9/24/2007	(223)	EUR	(302)	(2)
USD/EUR	9/24/2007	(226)	EUR	(307)	(3)
USD/EUR	9/24/2007	(949)	EUR	(1,287)	(6)
USD/EUR	9/24/2007	(106)	EUR	(144)	(1)
USD/EUR	9/24/2007	(131)	EUR	(177)	(1)
USD/EUR	9/24/2007	(183)	EUR	(249)	(1)
USD/GBP	7/10/2007	(94)	GBP	(188)	(3)
USD/GBP	7/10/2007	(86)	GBP	(172)	(1)
USD/GBP	7/10/2007	(170)	GBP	(341)	(2)
USD/GBP	7/10/2007	(1,937)	GBP	(3,889)	(32)
USD/GBP	7/10/2007	(132)	GBP	(265)	(2)
USD/GBP	7/10/2007	(115)	GBP	(231)	(4)
USD/GBP	7/10/2007	(119)	GBP	(240)	(3)
USD/GBP	7/10/2007	(58)	GBP	(116)	(2)
USD/GBP	7/10/2007	(77)	GBP	(154)	(3)

USD/GBP	7/10/2007	(186)	GBP	(373)	(5)
USD/GBP	7/10/2007	(99)	GBP	(198)	(2)
USD/GBP	7/10/2007	(117)	GBP	(235)	(5)
USD/GBP	7/10/2007	(101)	GBP	(203)	(4)
USD/JPY	9/19/2007	(296,858)	JPY	(2,436)	(7)
USD/JPY	9/19/2007	(28,011)	JPY	(230)	(1)
USD/JPY	9/19/2007	(14,148)	JPY	(116)	(1)
USD/JPY	9/19/2007	(84,000)	JPY	(689)	(1)
USD/KRW	9/27/2007	(34,725)	KRW	(38)	-

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/KRW	9/27/2007	(250,000)	KRW	$ (272)	$ (1)
USD/KRW	9/27/2007	(57,800)	KRW	(63)	-
USD/NOK	7/9/2007	(14,127)	NOK	(2,396)	(32)
USD/SEK	8/15/2007	(7,815)	SEK	(1,145)	(25)
USD/SEK	8/15/2007	(1,974)	SEK	(289)	(4)
USD/SEK	8/15/2007	(923)	SEK	(135)	(2)
USD/SEK	8/15/2007	(3,300)	SEK	(484)	5
USD/SEK	8/15/2007	(971)	SEK	(142)	2
USD/SEK	8/15/2007	(616)	SEK	(90)	1
USD/SGD	7/24/2007	(90)	SGD	(59)	1
USD/SGD	7/24/2007	(176)	SGD	(115)	1
USD/SGD	7/24/2007	(129)	SGD	(85)	-
USD/TWD	9/7/2007	(1,027)	TWD	(31)	-
USD/TWD	9/7/2007	(1,027)	TWD	(31)	-
				$ (46,792)	$ (475)

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	7/18/2007	437	AUD	$ 370	$ 4
AUD/USD	9/19/2007	6,462	AUD	5,465	8
AUD/USD	9/19/2007	9,044	AUD	7,648	39
AUD/USD	9/19/2007	3,950	AUD	3,340	4
CAD/USD	9/19/2007	5,729	CAD	5,389	(41)
CAD/USD	9/19/2007	5,729	CAD	5,389	(34)
CAD/USD	9/19/2007	2,255	CAD	2,121	(6)
CHF/USD	9/19/2007	4,088	CHF	3,368	22
EUR/CHF	9/19/2007	6,045	EUR	8,187	43
EUR/NOK	9/19/2007	2,425	EUR	3,201	(51)
EUR/USD	7/26/2007	1,854	EUR	2,511	12
EUR/USD	9/19/2007	4,970	EUR	6,743	71
EUR/USD	9/19/2007	2,475	EUR	3,359	24
GBP/USD	9/19/2007	1,629	GBP	3,267	32
JPY/USD	9/19/2007	408,051	JPY	3,349	3
JPY/USD	9/19/2007	809,103	JPY	6,640	(32)
NOK/EUR	9/19/2007	(4,800)	EUR	(6,512)	(11)
NOK/EUR	9/19/2007	(4,802)	EUR	(6,515)	(32)
NOK/EUR	9/19/2007	38,835	NOK	6,598	96
NOK/EUR	9/19/2007	38,835	NOK	6,598	115
NZD/USD	9/19/2007	4,320	NZD	3,308	70
SEK/USD	9/11/2007	1,365	SEK	200	2
USD/BRL	7/11/2007	(19,942)	BRL	(10,329)	(569)
USD/CHF	9/19/2007	(5,903)	CHF	(4,863)	(60)
USD/EUR	7/26/2007	(199)	EUR	(270)	(2)
USD/EUR	7/26/2007	(21)	EUR	(29)	-
USD/EUR	9/19/2007	(3,610)	EUR	(4,898)	(66)
USD/EUR	9/19/2007	(2,481)	EUR	(3,367)	(21)
USD/GBP	8/14/2007	(323)	GBP	(648)	(13)
USD/GBP	9/19/2007	(1,659)	GBP	(3,327)	(64)
USD/JPY	7/30/2007	(82,490)	JPY	(672)	4

USD/JPY	9/19/2007	(986,925)	JPY	(8,099)	139
USD/JPY	9/19/2007	(593,019)	JPY	(4,867)	65
USD/NZD	9/19/2007	(4,409)	NZD	(3,376)	(39)
USD/SEK	7/2/2007	(269)	SEK	(39)	-
USD/SEK	9/11/2007	(15,541)	SEK	(2,281)	(62)
				$ 26,959	$ (350)

JNL/Lazard Emerging Markets Fund
USD/HKD	7/3/2007	(2,352)	HKD	$ (301)	$ -
USD/HKD	7/5/2007	(885)	HKD	(113)	-
				$ (414)	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/JPMorgan International Value Fund
AUD/USD	8/28/2007	31,564	AUD	$ 26,711	$ 829
AUD/USD	8/28/2007	1,430	AUD	1,210	8
AUD/USD	8/28/2007	3,462	AUD	2,930	(1)
CHF/USD	8/28/2007	41,796	CHF	34,376	169
EUR/USD	8/28/2007	2,926	EUR	3,968	10
EUR/USD	8/28/2007	11,223	EUR	15,218	245
EUR/USD	8/28/2007	4,225	EUR	5,729	38
GBP/USD	8/28/2007	6,536	GBP	13,113	238
GBP/USD	8/28/2007	3,848	GBP	7,721	76
GBP/USD	8/28/2007	4,957	GBP	9,945	72
GBP/USD	8/28/2007	3,618	GBP	7,259	109
HKD/USD	8/28/2007	88,382	HKD	11,320	(10)
JPY/USD	8/28/2007	2,050,583	JPY	16,784	(304)
JPY/USD	8/28/2007	873,020	JPY	7,145	19
SEK/USD	8/28/2007	70,062	SEK	10,277	(15)
SGD/USD	8/28/2007	8,520	SGD	5,593	(6)
USD/EUR	7/3/2007	(2,167)	EUR	(2,167)	(8)
USD/EUR	8/28/2007	(4,458)	EUR	(6,045)	(31)
USD/EUR	8/28/2007	(65,027)	EUR	(88,175)	(324)
USD/EUR	8/28/2007	(5,682)	EUR	(7,705)	(37)
USD/EUR	8/28/2007	(9,907)	EUR	(13,434)	5
USD/EUR	8/28/2007	(4,666)	EUR	(6,327)	(66)
USD/GBP	8/28/2007	(8,508)	GBP	(17,069)	(333)
USD/GBP	8/28/2007	(1,717)	GBP	(3,445)	(43)
USD/JPY	8/28/2007	(821,866)	JPY	(6,727)	118
USD/JPY	8/28/2007	(687,253)	JPY	(5,625)	75
USD/JPY	8/28/2007	(463,755)	JPY	(3,796)	11
USD/JPY	8/28/2007	(860,847)	JPY	(7,046)	(12)
USD/NOK	8/28/2007	(22,642)	NOK	(3,845)	(96)
USD/SEK	8/28/2007	(36,605)	SEK	(5,369)	(53)
				$ 2,524	$ 683

JNL/Mellon Capital Management International Index Fund
EUR/USD	9/13/2007	178	EUR	$ 241	$ 1
EUR/USD	9/13/2007	3,425	EUR	4,647	23
EUR/USD	9/13/2007	131	EUR	178	2
EUR/USD	9/13/2007	176	EUR	239	3
EUR/USD	9/13/2007	137	EUR	186	2
EUR/USD	9/13/2007	320	EUR	434	4
EUR/USD	9/13/2007	241	EUR	327	3
EUR/USD	9/13/2007	91	EUR	124	1
EUR/USD	9/13/2007	136	EUR	184	1
EUR/USD	9/13/2007	135	EUR	184	1
EUR/USD	9/13/2007	361	EUR	489	2
EUR/USD	9/13/2007	179	EUR	242	2
EUR/USD	9/13/2007	222	EUR	302	1
EUR/USD	9/13/2007	90	EUR	122	-
GBP/USD	9/13/2007	131	GBP	262	3
GBP/USD	9/13/2007	1,976	GBP	3,964	54
GBP/USD	9/13/2007	131	GBP	263	4
GBP/USD	9/13/2007	68	GBP	136	2
GBP/USD	9/13/2007	202	GBP	406	4

GBP/USD	9/13/2007	139	GBP	279	3
GBP/USD	9/13/2007	67	GBP	134	1
GBP/USD	9/13/2007	67	GBP	133	1
GBP/USD	9/13/2007	66	GBP	133	1
GBP/USD	9/13/2007	133	GBP	266	1
GBP/USD	9/13/2007	132	GBP	265	1
GBP/USD	9/13/2007	132	GBP	264	-
JPY/USD	9/13/2007	484,314	JPY	3,972	(64)
JPY/USD	9/13/2007	17,585	JPY	144	(2)

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/Mellon Capital Management International Index Fund (continued)
JPY/USD	9/13/2007	35,250	JPY	$ 289	$ (4)
JPY/USD	9/13/2007	17,745	JPY	146	-
JPY/USD	9/13/2007	35,800	JPY	294	1
JPY/USD	9/13/2007	33,308	JPY	273	-
JPY/USD	9/13/2007	17,865	JPY	147	1
JPY/USD	9/13/2007	35,660	JPY	292	1
JPY/USD	9/13/2007	17,650	JPY	145	-
JPY/USD	9/13/2007	17,655	JPY	145	(1)
JPY/USD	9/13/2007	17,420	JPY	143	-
JPY/USD	9/13/2007	17,570	JPY	144	-
USD/EUR	9/13/2007	(131)	EUR	(178)	(2)
USD/EUR	9/13/2007	(2,291)	EUR	(3,108)	(53)
USD/EUR	9/13/2007	(133)	EUR	(180)	(3)
USD/EUR	9/13/2007	(229)	EUR	(311)	(3)
USD/GBP	9/13/2007	(65)	GBP	(131)	(3)
USD/GBP	9/13/2007	(1,298)	GBP	(2,603)	(44)
USD/GBP	9/13/2007	(66)	GBP	(132)	(3)
USD/GBP	9/13/2007	(67)	GBP	(134)	(1)
USD/JPY	9/13/2007	(17,790)	JPY	(146)	2
USD/JPY	9/13/2007	(316,930)	JPY	(2,599)	15
USD/JPY	9/13/2007	(17,840)	JPY	(146)	(1)
				$ 10,867	$ (43)

JNL/Oppenheimer Global Growth Fund
USD/JPY	7/2/2007	(641)	JPY	$ (5)	$ -
USD/JPY	7/2/2007	(1808)	JPY	(15)	-
USD/JPY	7/2/2007	(536)	JPY	(4)	-
USD/JPY	7/2/2007	(949)	JPY	(8)	-
				$ (32)	$ -

JNL/PIMCO Real Return Fund
BRL/USD	10/2/2007	261	BRL	$ 134	$ 2
BRL/USD	10/2/2007	249	BRL	128	(1)
BRL/USD	10/2/2007	258	BRL	132	(2)
BRL/USD	10/2/2007	200	BRL	103	(1)
BRL/USD	10/2/2007	262	BRL	135	-
BRL/USD	10/2/2007	92	BRL	47	-
CNY/USD	3/7/2008	8,803	CNY	1,184	(15)
CNY/USD	3/7/2008	2,662	CNY	358	(5)
CNY/USD	3/7/2008	5,370	CNY	722	(9)
CNY/USD	3/7/2008	2,697	CNY	363	(5)
CNY/USD	3/7/2008	2,673	CNY	360	(5)
CNY/USD	3/7/2008	5,134	CNY	691	(11)
CNY/USD	3/7/2008	5,178	CNY	696	(11)
EUR/USD	7/3/2007	246	EUR	333	-
KRW/USD	7/30/2007	43,534	KRW	47	-
KRW/USD	7/30/2007	43,534	KRW	47	-

KRW/USD	9/21/2007	123,371	KRW	134	1
KRW/USD	9/21/2007	119,422	KRW	130	1
KRW/USD	9/21/2007	124,151	KRW	135	1
KRW/USD	9/21/2007	95,940	KRW	104	-
KRW/USD	9/21/2007	124,720	KRW	135	-
MXN/USD	9/28/2007	1,403	MXN	129	-
MXN/USD	9/28/2007	1,451	MXN	134	-
MXN/USD	9/28/2007	1,123	MXN	103	(1)
MXN/USD	9/28/2007	1,468	MXN	135	-
MXN/USD	9/28/2007	511	MXN	47	-
MXN/USD	3/13/2008	1,477	MXN	135	2
PLN/USD	9/28/2007	131	PLN	47	-
PLN/USD	9/28/2007	381	PLN	137	5
PLN/USD	9/28/2007	366	PLN	132	2

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/PIMCO Real Return Fund (continued)
PLN/USD	9/28/2007	379	PLN	$ 136	$ 3
PLN/USD	9/28/2007	293	PLN	105	2
PLN/USD	9/28/2007	381	PLN	137	3
RUB/USD	1/11/2008	1,207	RUB	47	-
RUB/USD	1/11/2008	3,442	RUB	134	2
RUB/USD	1/11/2008	3,340	RUB	130	1
RUB/USD	1/11/2008	3,464	RUB	135	1
RUB/USD	1/11/2008	2,688	RUB	105	1
RUB/USD	1/11/2008	3,490	RUB	136	1
SGD/USD	7/3/2007	205	SGD	134	-
SGD/USD	7/3/2007	198	SGD	130	1
SGD/USD	7/3/2007	206	SGD	134	-
SGD/USD	7/3/2007	160	SGD	104	-
SGD/USD	7/3/2007	207	SGD	135	-
SGD/USD	8/7/2007	72	SGD	47	-
SGD/USD	10/3/2007	386	SGD	253	1
SGD/USD	10/3/2007	585	SGD	385	2
USD/EUR	7/26/2007	(159)	EUR	(215)	(2)
USD/EUR	7/26/2007	(70)	EUR	(95)	(1)
USD/EUR	7/26/2007	(247)	EUR	(335)	-
USD/GBP	8/9/2007	(698)	GBP	(1,401)	(7)
USD/JPY	7/24/2007	(38,991)	JPY	(318)	6
USD/SGD	7/3/2007	(590)	SGD	(385)	(2)
USD/SGD	7/3/2007	(251)	SGD	(250)	(1)
				$ 6,510	$ (41)

JNL/Select Global Growth Fund
USD/GBP	7/3/2007	(32)	GBP	$ (64)	$ -
USD/GBP	7/5/2007	(121)	GBP	(243)	-
USD/JPY	7/2/2007	(26,734)	JPY	(217)	1
				$ (524)	$ 1

JNL/T. Rowe Price Established Growth Fund
USD/CHF	7/2/2007	(782)	CHF	$ (640)	$ -
USD/CHF	7/5/2007	(1,328)	CHF	(1088)	(9)
USD/CHF	7/5/2007	(289)	CHF	(236)	(2)
				$ (1,964)	$ (11)

JNL/PIMCO Total Return Bond Fund
AUD/USD	7/3/2007	(9,900)	AUD	$ (647)	$ (3)
AUD/USD	7/12/2007	1,451	AUD	1,230	9
AUD/USD	7/24/2007	(274,215)	AUD	(2,234)	33
BRL/USD	9/28/2007	164	BRL	23	1
BRL/USD	10/2/2007	1,152	BRL	591	45
BRL/USD	10/2/2007	1,158	BRL	594	43
BRL/USD	10/2/2007	3,434	BRL	1,763	115
BRL/USD	10/2/2007	3,436	BRL	1,763	116
BRL/USD	10/2/2007	1,199	BRL	615	40
BRL/USD	10/2/2007	21	BRL	11	1
BRL/USD	10/2/2007	21	BRL	11	1
BRL/USD	10/2/2007	21	BRL	11	1
BRL/USD	10/2/2007	13	BRL	7	-

BRL/USD	10/2/2007	1,469	BRL	754	41
BRL/USD	10/2/2007	1,444	BRL	741	40
BRL/USD	10/2/2007	1,356	BRL	696	37
BRL/USD	10/2/2007	468	BRL	240	9
BRL/USD	10/2/2007	489	BRL	251	6
BRL/USD	10/2/2007	2,843	BRL	1,459	29
BRL/USD	10/2/2007	2,848	BRL	1,462	27
BRL/USD	10/2/2007	1,426	BRL	732	14
BRL/USD	10/2/2007	482	BRL	247	4

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)
BRL/USD	10/2/2007	500	BRL	$ 257	$ 4
BRL/USD	10/2/2007	1,330	BRL	682	7
BRL/USD	10/2/2007	1,193	BRL	612	6
BRL/USD	10/2/2007	1,897	BRL	974	11
BRL/USD	3/4/2008	6,696	BRL	3,405	315
BRL/USD	3/4/2008	6,355	BRL	3,232	156
CAD/USD	8/7/2007	1,350	CAD	885	6
CLP/USD	3/13/2008	111,000	CLP	210	(1)
CLP/USD	3/13/2008	36,980	CLP	70	-
CNY/USD	9/21/2007	52,945	CNY	(57)	(1)
CNY/USD	11/7/2007	3,722	CNY	497	7
CNY/USD	11/7/2007	63,403	CNY	8,470	(3)
CNY/USD	11/7/2007	3,934	CNY	526	2
CNY/USD	11/21/2007	(3,755)	CNY	(502)	(1)
CNY/USD	1/10/2008	896	CNY	120	(1)
CNY/USD	1/10/2008	896	CNY	120	(1)
CNY/USD	1/10/2008	896	CNY	120	(1)
CNY/USD	1/10/2008	197	CNY	26	-
CNY/USD	1/10/2008	1,347	CNY	181	(1)
CNY/USD	1/10/2008	571	CNY	77	(1)
IDR/USD	5/27/2008	1,434,063	IDR	157	(5)
IDR/USD	5/27/2008	2,868,125	IDR	315	(10)
IDR/USD	5/27/2008	1,430,813	IDR	157	(5)
INR/USD	10/3/2007	16,126	INR	394	-
INR/USD	10/3/2007	26,613	INR	650	5
INR/USD	11/29/2007	1,924	INR	47	-
INR/USD	5/12/2008	16,849	INR	409	12
INR/USD	5/12/2008	11,748	INR	285	7
INR/USD	5/12/2008	232,962	INR	5,656	105
KRW/USD	7/26/2007	(2,684)	KRW	(3,635)	(19)
KRW/USD	7/30/2007	626,559	KRW	679	4
KRW/USD	8/9/2007	(2,166)	KRW	(4,347)	(24)
KRW/USD	9/19/2007	11,217	KRW	437	5
KRW/USD	9/21/2007	52,945	KRW	57	1
KRW/USD	9/25/2007	(768)	KRW	(102)	-
MXN/USD	9/27/2007	1,064,643	MXN	1,156	3
MXN/USD	3/13/2008	14,770	MXN	1,352	41
MXN/USD	3/13/2008	2,542	MXN	233	2
MXN/USD	3/13/2008	2,694	MXN	247	1
MXN/USD	3/13/2008	2,679	MXN	245	2
MXN/USD	3/13/2008	2,777	MXN	254	1
MXN/USD	3/13/2008	7,440	MXN	681	3
MXN/USD	3/13/2008	6,058	MXN	555	4
MYR/USD	5/21/2008	981	MYR	287	(9)
MYR/USD	5/21/2008	1,074	MYR	314	(11)
MYR/USD	5/21/2008	1,074	MYR	314	(11)
MYR/USD	5/21/2008	900	MYR	263	(3)
MYR/USD	5/21/2008	2,705	MYR	791	(7)

NZD/USD	7/12/2007	638	NZD	541	5
PHP/USD	5/19/2008	13,637	PHP	294	(2)
PHP/USD	5/19/2008	79,762	PHP	1,722	(18)
PLN/USD	9/28/2007	9,759	PLN	899	13
PLN/USD	9/28/2007	608	PLN	219	8
PLN/USD	9/28/2007	641	PLN	231	-
PLN/USD	9/28/2007	682	PLN	245	-
PLN/USD	9/28/2007	680	PLN	245	1
PLN/USD	9/28/2007	707	PLN	255	2
PLN/USD	9/28/2007	1,911	PLN	688	9
PLN/USD	3/13/2008	1,507	PLN	543	7
RUB/USD	9/6/2007	5,301	RUB	778	9
RUB/USD	9/19/2007	768	RUB	30	1

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)
RUB/USD	9/19/2007	768	RUB	$ 30	$ 1
RUB/USD	9/19/2007	11,221	RUB	438	6
RUB/USD	11/2/2007	7,881	RUB	308	8
RUB/USD	11/2/2007	7,878	RUB	307	7
RUB/USD	11/2/2007	2,783	RUB	109	4
RUB/USD	12/7/2007	6,694	RUB	261	5
RUB/USD	12/7/2007	11,972	RUB	467	11
RUB/USD	12/7/2007	11,977	RUB	468	11
RUB/USD	12/7/2007	2,542	RUB	99	3
RUB/USD	12/7/2007	4,671	RUB	182	4
RUB/USD	12/7/2007	4,671	RUB	182	4
RUB/USD	12/7/2007	4,671	RUB	182	4
RUB/USD	12/7/2007	4,671	RUB	182	4
RUB/USD	12/10/2007	1,076	RUB	42	1
RUB/USD	12/10/2007	1,048	RUB	41	1
RUB/USD	12/10/2007	934	RUB	36	1
RUB/USD	1/11/2008	12,009	RUB	469	3
RUB/USD	1/11/2008	8,942	RUB	349	2
RUB/USD	1/11/2008	5,930	RUB	232	1
RUB/USD	1/11/2008	6,294	RUB	246	1
RUB/USD	1/11/2008	9,284	RUB	363	3
RUB/USD	1/11/2008	6,276	RUB	245	2
RUB/USD	1/11/2008	6,515	RUB	254	1
RUB/USD	1/11/2008	19,923	RUB	778	4
RUB/USD	1/11/2008	15,940	RUB	623	3
SEK/USD	8/27/2007	242,687	SEK	263	-
SGD/USD	7/12/2007	395	SGD	304	8
SGD/USD	7/30/2007	(165,198)	SGD	(179)	(1)
SGD/USD	8/7/2007	229	SGD	150	(3)
SGD/USD	9/21/2007	495,746	SGD	538	2
SGD/USD	10/3/2007	990	SGD	652	2
SGD/USD	10/3/2007	812	SGD	535	(1)
SGD/USD	10/3/2007	1,505	SGD	991	6
USD/AUD	7/5/2007	(36)	AUD	(30)	-
USD/CNY	9/25/2007	(768)	CNY	(102)	2
USD/CNY	11/7/2007	(1,862)	CNY	(249)	1

USD/CNY	11/7/2007	(69,197)	CNY	(9,244)	(21)
USD/CNY	11/21/2007	(3,755)	CNY	(502)	2
USD/CNY	1/10/2008	(752)	CNY	(101)	-
USD/CNY	1/10/2008	(3,009)	CNY	(405)	-
USD/CNY	1/10/2008	(1,041)	CNY	(140)	-
USD/EUR	7/26/2007	(527)	EUR	(446)	1
USD/EUR	7/26/2007	(28,968)	EUR	(39,235)	(370)
USD/GBP	8/9/2007	(2,003)	GBP	(1,883)	9
USD/JPY	7/18/2007	(156)	JPY	(102)	(1)
USD/KRW	7/30/2007	(817,558)	KRW	(887)	8
USD/KRW	9/21/2007	(172)	KRW	(113)	-
USD/SGD	7/3/2007	(1,516)	SGD	(991)	(2)
USD/SGD	7/3/2007	(990)	SGD	(647)	(1)
USD/SGD	7/3/2007	(349)	SGD	(228)	(1)
USD/SGD	7/3/2007	(372)	SGD	(243)	(3)
USD/SGD	7/3/2007	(1,516)	SGD	(985)	(6)
USD/SGD	7/5/2007	(36)	SGD	(31)	-
ZAR/USD	9/28/2007	2,669	ZAR	960	29
ZAR/USD	3/13/2008	111	ZAR	15	-
				$ (668)	$ 994

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Interest Rate and Total Return Swap Agreements (in thousands):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund
Barclays Bank PLC
Receive fixed rate equal to 11.36% and pay floating rate
based on CDI Index, 01/04/2010	4,000	BRL	$ 23
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 03/18/2009	310,000	JPY	(5)
Receive fixed rate equal to 2.1025% and pay floating rate
based on French CPI Excluding Tobacco, 10/15/2010	2,700	EUR	41
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 03/20/2009	3,300	GBP	(47)
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 12/20/2008	5,800	GBP	(62)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2009	20,100	USD	(31)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	800	GBP	189
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	3,400	GBP	(58)
Citibank NA
Receive fixed rate equal to 8.17% and pay floating rate
based on MXIBTIIE, 11/04/2016	2,800	MXN	1
Credit Suisse First Boston International
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	700	GBP	(16)
Deutsche Bank AG
Receive fixed rate equal to 4.00% and pay floating rate
based on 6 month LIBOR, 12/15/2036	1,400	GBP	108
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 09/18/2008	2,230,000	JPY	(19)
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 03/18/2009	500,000	JPY	(6)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2009	166,200	USD	52
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 12/20/2008	3,500	GBP	(38)
Receive fixed rate equal to 7.00% and pay floating rate
based on 6 month Australian bank bill, 12/15/2009	2,200	AUD	(1)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	12,000	USD	(71)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month EURIBOR, 12/19/2009	6,400	EUR	-
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	1,500	EUR	(10)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2008	55,100	USD	(144)
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 4.00%, 12/15/2011	4,500	EUR	98
Goldman Sachs Capital Markets, L.P.
Receive fixed rate equal to 1.96% and pay floating rate
based on French CPI Excluding Tobacco, 03/30/2012	600	EUR	(5)
Receive fixed rate equal to 11.465% and pay floating rate
based on CDI Index, 01/04/2010	1,000	BRL	7
Receive fixed rate equal to 7.78% and pay floating rate
based on MXIBTIIE, 04/03/2012	11,100	MXN	(9)
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 06/19/2009	17,500	GBP	(50)

Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.50%, 12/15/2036	1,200	GBP	63
Receive fixed rate equal to 1.995% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	9,800	EUR	(89)
Receive fixed rate equal to 4.00% and pay floating rate
based on 6 month EURIBOR, 03/20/2009	2,300	EUR	(17)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	6,900	GBP	(162)
HSBC Bank USA
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 12/20/2007	10,300	GBP	(147)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	1,300	GBP	266
Lehman Brothers Special Financing Inc.
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 09/20/2009	3,800	GBP	(253)
Merrill Lynch Capital Services
Receive fixed rate equal to 11.43% and pay floating rate
based on CDI Index, 01/04/2010	2,600	BRL	17
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.0%, 12/15/2035	100	GBP	9
Receive fixed rate equal to 12.948% and pay floating rate
based on CDI Index, 01/04/2010	1,400	BRL	29

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007
Summary of Interest Rate and Total Return Swap Agreements (in thousands) (continued):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Morgan Stanley Capital Services, Inc.
Receive fixed rate equal to 12.78% and pay floating rate
based on CDI Index, 01/04/2010	3,300	BRL	$ 61
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	9,000	USD	(60)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2009	15,000	USD	(114)
The Royal Bank of Scotland plc
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 03/20/2009	3,100	GBP	(45)
Receive fixed rate equal to 6.0% and pay floating rate
based on 6 month LIBOR, 06/19/2009	5,000	GBP	(18)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.50%, 12/15/2036	300	GBP	14
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2037	6,500	USD	104
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2008	55,100	GBP	(152)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2009	42,400	USD	(387)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	2,300	GBP	487
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	4,800	USD	(37)
UBS AG
Receive fixed rate equal to 1.00% and pay floating rate
based on 1 month LIBOR, 03/19/2008	5,200,000	JPY	(15)
Receive fixed rate equal to 1.00% and pay floating rate

based on 6 month LIBOR, 03/18/2009	4,410,000	JPY	(58)
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 09/18/2008	160,000	JPY	(1)
			$ (558)
JNL/PIMCO Real Return Fund
Barclays Bank PLC
Receive fixed rate equal to 1.95% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	300	EUR	$ (7)
Receive fixed rate equal to 1.96% and pay floating rate
based on French CPI Excluding Tobacco, 04/05/2012	500	EUR	(5)
Receive fixed rate equal to 1.98% and pay floating rate
based on French CPI Excluding Tobacco, 04/30/2012	200	EUR	(2)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2035	1,300	GBP	96
Receive fixed rate equal to 8.33% and pay floating rate
based on MXIBTIIE, 02/14/2017	2,500	MXN	4
Citibank NA
Receive fixed rate equal to 8.17% and pay floating rate
based on MXIBTIIE, 11/04/2016	39,300	MXN	11
Credit Suisse First Boston International
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 09/15/2010	3,400	GBP	(149)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2035	1,400	GBP	101
Deutsche Bank AG
Receive fixed rate equal to 7.00% and pay floating rate
based on 6 month LIBOR, 06/15/2010	21,400	AUD	(23)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2037	6,300	USD	77
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2037	6,400	USD	50
Goldman Sachs Capital Markets, L.P.
Receive fixed rate equal to 1.99% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	10,700	EUR	(58)
Receive fixed rate equal to 8.17% and pay floating rate
based on MXIBTIIE, 11/04/2016	4,500	MXN	3
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.00%, 09/15/2015	1,000	GBP	90

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007
Summary of Interest Rate and Total Return Swap Agreements (in thousands) (continued):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Real Return Fund (continued)
JPMorgan Chase
Receive fixed rate equal to 1.9575% and pay floating rate
based on French CPI Excluding Tobacco, 04/10/2012	800	EUR	$ (8)
Receive fixed rate equal to 1.9475% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	700	EUR	(7)
Receive floating rate based on the volatility of the Swiss Franc
and pay a fixed rate equal to 7.2%, 09/26/2007	6,600	USD	11
Merrill Lynch Capital Services
Receive fixed rate equal to 8.17% and pay floating rate
based on MXIBTIIE, 11/04/2016	15,900	MXN	8
Morgan Stanley Capital Services, Inc.
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 03/18/2009	800,000	JPY	(1)
Receive fixed rate equal to 8.17% and pay floating rate
based on MXIBTIIE, 11/04/2016	6,100	MXN	1
The Royal Bank of Scotland plc
Receive fixed rate equal to 1.95% and pay floating rate
based on French CPI Excluding Tobacco, 03/30/2012	300	EUR	(3)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 09/15/2010	2,500	GBP	(106)
Receive fixed rate equal to 1.96% and pay floating rate
based on French CPI Excluding Tobacco, 03/28/2012	100	EUR	(1)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2037	2,500	USD	40
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	4,100	USD	(39)
Receive floating rate based on the volatility of the Swiss Franc
and pay a fixed rate equal to 7.08%, 09/26/2007	1,300	USD	3
UBS AG
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	800	USD	(10)
			$ 76
JNL/Goldman Sachs Short Duration Bond Fund
Bank of America, N.A.
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2012	58,000	USD	$ (338)
			$ (338)
JNL/Goldman Sachs Core Plus Bond Fund
Citibank N.A.
Receive floating rate based on 3 month Stockholm Interbank Index and
pay fixed rate equal to 4.50%, 12/17/2017	344,000	SEK	$ (51)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.75%, 12/19/2037	5,200	GBP	(25)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 1.75%, 12/19/2014	3,626,000	JPY	(184)
Receive fixed rate equal to 6.50% and pay floating rate
based on 6 month Australian bank bill, 12/19/2012	18,210	AUD	17
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 12/19/2009	74,000	EUR	136
Credit Suisse First Boston International
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 12/19/2017	38,360	EUR	398
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.50%, 12/19/2037	910	EUR	(19)
Receive fixed rate equal to 4.50% and pay floating rate

based on 3 month Stockholm Interbank Index, 12/19/2017	2,000	SEK	1
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 4.50%, 12/19/2017	210	EUR	(1)
Receive fixed rate equal to 4.80% and pay floating rate
based on 6 month EURIBOR, 12/21/2009	19,900	EUR	(3)
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 4.85%, 12/19/2014	13,590	EUR	(2)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month EURIBOR, 12/21/2037	3,130	EUR	14
			$ 281

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Credit Default Swaps (in thousands):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)

JNL/PIMCO Real Return Fund
The Fund will pay the notional amount of the swap upon a default event involving Chesapeake Energy SP issues. Credit Suisse First Boston
International agrees to pay 1.04% times the notional amount, 06/20/2012.	(100)	USD	$ 1
The Fund will pay the notional amount of the swap upon a default event involving Chesapeake Energy SP issues. Credit Suisse First Boston
International agrees to pay 1.01% times the notional amount, 06/20/2012.	(100)	USD	1
The Fund will pay the notional amount of the swap upon a default event involving Chesapeake Energy SP issues. Credit Suisse First Boston
International agrees to pay 0.97% times the notional amount, 06/20/2012.	(100)	USD	1
The Fund will pay the notional amount of the swap upon a default event involving Chesapeake Energy SP issues. Credit Suisse First Boston
International agrees to pay 1.01% times the notional amount, 06/20/2012.	(100)	USD	3
			$ 6

JNL/PIMCO Total Return Bond Fund
The Fund will pay the notional amount of the swap upon a default event involving Republic of Panama issues. Credit Suisse First Boston
International agrees to pay 1.20% times the notional amount, 02/20/2017	(200)	USD	$ (2)
Deutsche Bank AG will pay the notional amount of the swap
upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.60% times the notional amount, 06/20/2017	1,200	USD	4
The Fund will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. Deutsche Bank AG
agrees to pay 1.25% times the notional amount, 06/20/2012	(7,000)	USD	(79)
The Fund will pay the notional amount of the swap upon a default event involving Softbank Corp. issues. Deutsche Bank AG
agrees to pay 2.30% times the notional amount, 09/20/2007	(55,000)	JPY	(2)
Goldman Sachs Capital Markets, L.P. will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.60% times the notional amount, 06/20/2017	6,000	USD	36
Goldman Sachs Capital Markets, L.P. will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.65% times the notional amount, 12/20/2016	5,000	USD	39
Goldman Sachs Capital Markets, L.P. will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.65% times the notional amount, 12/20/2016	6,000	USD	37
Goldman Sachs Capital Markets, L.P. will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.65% times the notional amount, 12/20/2016	5,000	USD	40
The Fund will pay the notional amount of the swap upon a default event involving Anadarko Petroleum Corp. issues. Goldman Sachs International
agrees to pay 0.15% times the notional amount, 03/20/208	(600)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Morgan Stanley issues. HSBC Bank USA
agrees to pay 0.36% times the notional amount, 05/20/2009	(1,000)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Ukraine SP issues. HSBC Bank USA
agrees to pay 0.73% times the notional amount, 04/20/2009	(3,400)	USD	(10)
The Fund will pay the notional amount of the swap upon a default event involving United Mexican States issues. JP Morgan Chase Bank
agrees to pay 0.92% times the notional amount, 03/20/2016	(500)	USD	(16)
The Fund will pay the notional amount of the swap upon a default event involving Republic of Panama issues. JP Morgan Chase Bank
agrees to pay 1.25% times the notional amount, 01/20/2017	(200)	USD	(3)
The Fund will pay the notional amount of the swap upon a default event involving America International Group Inc. issues. JP Morgan Chase Bank
agrees to pay 0.05% times the notional amount, 12/20/2007	(4,000)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Republic of Indonesia issues. Lehman Brothers Special Financing Inc.
agrees to pay 0.40% times the notional amount, 12/20/2008	(500)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Federative Republic of Brazil issues. Merrill Lynch International
agrees to pay 1.95% times the notional amount, 04/20/2016	(100)	USD	(6)
The Fund will pay the notional amount of the swap upon a default event involving Federative Republic of Brazil issues. Morgan Stanley
agrees to pay 0.245% times the notional amount, 06/20/2008	(300)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving GMAC LLC isscues. Morgan Stanley
agrees to pay 0.97% times the notional amount, 09/20/2008.	(8,000)	USD	19
The Fund will pay the notional amount of the swap upon a default event involving Republic of Panama issues. Morgan Stanley
agrees to pay 0.75% times the notional amount, 01/20/2012	(200)	USD	(1)
The Fund will pay the notional amount of the swap upon a default event involving Republic of Indonesia issues. The Royal Bank of Scotland plc
agrees to pay 0.39% times the notional amount, 12/20/2008	(2,000)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Republic of Indonesia issues. The Royal Bank of Scotland plc
agrees to pay 0.40% times the notional amount, 12/20/2008	(3,000)	USD	-
			$ 56

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Investments by Country*:
		JNL/Credit							JNL/Mellon
	JNL/AIM	Suisse Global		JNL/Franklin	JNL/Franklin			JNL/Lazard	Capital	JNL/	JNL/Select	JNL/Select	JNL/T. Rowe
	Large Cap	Natural	JNL/FI	Templeton	Templeton	JNL/JPMorgan	JNL/JPMorgan	Emerging	Management	Oppenheimer	Global	Large Cap	Price
	Growth	Resources	Mid-Cap	Global	Mutual	International	International	Markets	International	Global Growth	Growth	Growth	Established
	Fund	Fund	Equity Fund	Growth Fund	Shares Fund	Equity Fund	Value Fund	Fund	Index Fund	Fund	Fund	Fund	Growth Fund

Australia	- %	2.2%	- %	- %	0.2%	1.5	1.6%	- %	6.1%	- %	- %	- %	0.9%
Austria	-	1.8	-	-	-	-	1.5	-	0.7	-	1.3	-	1.0
Bahrain	-	-	-	-	-	-	-	0.6	-	-	-	-	-
Belgium	-	2.5	-	-	1.4	1.6	-	-	1.4	-	-	-	0.5
Bermuda	2.9	-	1.2	1.1	0.1	-	-	1.9	-	0.6	-	1.9	1.9
Brazil	-	2.5	-	-	-	2.8	1.4	14.7	-	1.8	1.4	0.8	-
Canada	-	19.8	0.8	-	0.8	-	-	-	-	1.8	4.6	3.8	1.2
China	-	-	-	-	-	-	-	-	-	-	2.0	1.5	-
Cyprus	-	0.3	-	-	-	-	-	-	-	-	-	-	-
Denmark	-	-	-	-	1.7	-	-	-	0.9	0.4	-	-	-
Egypt	-	-	-	-	-	0.2	-	4.4	-	-	-	-	-
Finland	-	3.7	-	0.7	-	1.5	-	-	1.6	0.6	1.5	-	-
France	-	-	1.3	6.9	5.4	13.8	12.2	-	9.5	5.4	4.8	-	2.0
Germany	-	1.8	-	6.5	4.4	7.2	14.4	-	8.2	6.5	4.5	1.3	-
Greece	-	-	1.2	-	-	-	3.5	-	0.7	-	0.9	-	-
Hong Kong	1.5	-	-	0.1	0.2	1.3	0.8	0.4	1.7	0.3	1.5	-	-
Hungary	-	-	-	-	-	-	-	1.9	-	-	-	-	-
India	-	0.4	-	-	-	-	-	9.0	-	2.9	-	-	2.0
Indonesia	-	-	-	-	-	-	-	4.7	-	-	-	-	-
Ireland	-	-	-	-	-	0.7	-	-	0.8	-	3.0	0.8	0.8
Israel	-	-	-	-	-	-	1.3	3.3	-	-	-	1.0	-
Italy	-	-	2.4	5.3	1.3	5.2	5.0	-	3.7	0.8	-	-	-
Japan	-	4.5	-	5.6	2.3	18.0	19.3	-	20.7	10.7	6.8	0.5	-
Luxembourg	-	1.8	-	-	-	-	-	1.5	-	-	0.8	-	-
Malaysia	-	-	0.8	-	-	-	-	-	-	-	-	-	-
Mexico	4.6	-	-	-	-	0.4	-	5.7	-	2.2	1.0	0.7	2.2
Netherlands	-	-	-	4.2	2.8	4.2	12.2	-	5.0	2.2	2.1	-	0.6
New Zealand	-	-	-	-	-	-	-	-	0.2	-	-	-	-
Norway	-	5.9	-	-	2.4	-	1.5	-	1.0	0.6	-	-	-
Philippines	-	-	-	-	-	-	-	2.5	-	-	-	-	-
Portugal	-	-	-	-	-	-	-	-	0.4	-	-	-	-
Russia	-	2.9	-	-	-	-	-	3.3	-	-	-	-	-
Singapore	-	-	-	1.1	0.6	-	-	-	1.0	0.3	-	-	-
South Africa	-	1.6	-	-	-	-	-	7.9	-	-	-	-	-

South Korea	-	-	-	4.8	0.6	0.5	0.7	16.1	-	2.4	2.2	-	-
Spain	-	-	-	0.1	1.6	1.9	1.9	-	4.0	1.0	1.1	0.5	-
Sweden	-	-	-	0.8	1.1	1.4	1.7	2.1	2.5	6.8	-	-	0.8
Switzerland	4.1	5.8	1.4	2.6	1.3	11.4	1.7	-	6.8	3.3	5.8	3.5	3.8
Taiwan	-	-	-	0.6	0.2	0.6	1.3	8.1	-	1.9	1.5	-	0.6
Thailand	-	-	-	-	-	-	0.9	1.5	-	-	-	-	-
Turkey	-	-	-	-	-	-	-	4.5	-	-	-	-	-
United Kingdom	2.6	25.1	1.5	14.8	5.8	23.3	16.2	-	21.4	11.2	6.8	1.8	0.4
United States	84.3	17.5	89.5	45.0	65.9	2.7	1.2	6.0	2.0	36.6	46.4	81.8	81.3

Total
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the above table are those which have greater than 10% of their portfolios invested in non-U.S. securities at June 30, 2007.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Investments by Sector (percentage of net assets):

	Consumer	Consumer			Health
	Discretionary	Staples	Energy	Financials	Care	Industrials

JNL/AIM Large Cap Growth Fund	9.3%	4.8%	3.5%	12.9%	17.5%	11.6%
JNL/AIM Real Estate Fund	3.6	-	-	66.0	-	-
JNL/AIM Small Cap Growth Fund	9.3	2.4	4.3	5.8	14.1	11.9
JNL/Credit Suisse Global Natural Resources Fund	-	-	27.5	-	-	1.2
JNL/Credit Suisse Long/Short Fund	11.1	7.2	10.9	19.8	13.8	10.3
JNL/Eagle Core Equity Fund	7.4	9.4	-	24.7	12.4	15.3
JNL/Eagle SmallCap Equity Fund	12.6	0.6	4.9	5.2	12.1	14.5
JNL/FI Balanced Fund	3.9	3.1	7.0	10.1	3.8	5.8
JNL/FI Mid-Cap Equity Fund	23.0	3.6	2.7	4.2	2.1	15.8
JNL/Franklin Templeton Founding Strategy Fund	-	-	-	-	-	-
JNL/Franklin Templeton Global Growth Fund	20.0	0.2	6.3	21.5	9.7	11.8
JNL/Franklin Templeton Income Fund	7.7	1.1	10.1	11.1	7.7	5.1
JNL/Franklin Templeton Mutual Shares Fund	12.9	16.6	3.2	26.3	5.5	7.9
JNL/Franklin Templeton Small Cap Value Fund	14.2	1.0	6.5	7.8	2.2	17.8
JNL/Goldman Sachs Core Plus Bond Fund	1.8	0.4	1.9	5.2	0.3	0.3
JNL/Goldman Sachs Mid Cap Value Fund	8.9	4.9	9.4	23.3	2.5	9.4
JNL/Goldman Sachs Short Duration Bond Fund	0.6	-	-	18.6	-	0.3
JNL/JPMorgan International Equity Fund	7.8	6.0	7.1	20.9	6.3	9.5
JNL/JPMorgan International Value Fund	8.1	4.4	9.9	25.3	1.0	11.7
JNL/JPMorgan U.S. Government & Quality Bond Fund	-	-	-	0.6	-	-
JNL/Lazard Emerging Markets Fund	11.8	7.8	6.5	18.5	0.7	8.0
JNL/Lazard Mid Cap Value Fund	13.8	5.6	6.3	18.7	7.4	12.7
JNL/Lazard Small Cap Value Fund	11.4	0.5	4.2	15.7	5.2	12.6
JNL/Mellon Capital Management 10 X 10 Fund	-	-	-	-	-	-
JNL/Mellon Capital Management Bond
Index Fund	1.4	0.7	0.7	6.8	0.7	0.7
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund	9.4	8.9	8.7	18.5	10.6	9.1
JNL/Mellon Capital Management Index 5 Fund	-	-	-	-	-	-
JNL/Mellon Capital Management International
Index Fund	9.5	6.3	6.0	22.8	5.0	9.4
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	10.8	2.1	6.7	12.3	8.7	11.6
JNL/Mellon Capital Management S&P 500
Index Fund	9.3	8.5	9.9	19.1	10.7	10.5
JNL/Mellon Capital Management Small Cap
Index Fund	11.2	2.1	3.9	14.9	8.4	10.8
JNL/Oppenheimer Global Growth Fund	15.6	6.2	4.6	10.7	6.0	8.7
JNL/PIMCO Real Return Fund	-	0.1	0.2	3.0	-	-
JNL/PIMCO Total Return Bond Fund	1.1	0.3	0.9	22.0	0.5	0.5
JNL/PPM America High Yield Bond Fund	22.7	1.7	7.1	10.2	5.0	4.2
JNL/PPM America Value Equity Fund	16.9	2.7	9.6	27.1	3.9	6.3
JNL/Putnam Equity Fund	15.5	3.2	6.9	31.0	8.4	8.6
JNL/Putnam Midcap Growth Fund	20.1	1.4	7.4	6.4	10.5	12.4
JNL/S&P Disciplined Growth Fund	-	-	-	-	-	-
JNL/S&P Disciplined Moderate Fund	-	-	-	-	-	-
JNL/S&P Disciplined Moderate Growth Fund	-	-	-	-	-	-
JNL/S&P Growth Retirement Strategy Fund	-	-	-	-	-	-
JNL/S&P Managed Aggressive Growth Fund	-	-	-	-	-	-
JNL/S&P Managed Conservative Fund	-	-	-	-	-	-
JNL/S&P Managed Growth Fund	-	-	-	-	-	-
JNL/S&P Managed Moderate Fund	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Fund	-	-	-	-	-	-
JNL/S&P Moderate Growth Retirement Strategy Fund	-	-	-	-	-	-
JNL/S&P Moderate Retirement Strategy Fund	-	-	-	-	-	-
JNL/S&P Retirement 2015 Fund	-	-	-	-	-	-
JNL/S&P Retirement 2020 Fund	-	-	-	-	-	-
JNL/S&P Retirement 2025 Fund	-	-	-	-	-	-
JNL/S&P Retirement Income Fund	-	-	-	-	-	-
JNL/Select Balanced Fund	5.1	6.5	9.4	11.0	5.8	7.1
JNL/Select Global Growth Fund	8.7	6.2	6.3	11.7	9.9	10.5
JNL/Select Large Cap Growth Fund	9.4	1.9	3.7	8.4	10.0	15.9
JNL/Select Money Market Fund	-	-	-	-	-	-
JNL/Select Value Fund	4.5	12.6	13.1	25.0	7.3	11.1
JNL/T. Rowe Price Established Growth Fund	10.1	6.0	5.9	15.6	11.9	9.6
JNL/T. Rowe Price Mid-Cap Growth Fund	13.2	1.0	7.7	3.9	11.3	12.2
JNL/T. Rowe Price Value Fund	17.2	7.1	9.4	19.2	7.8	10.3

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

						Non-U.S.		U.S.
						Government		Government
						Agency		Agency
Information		Investment	Telecommunication		Government	Asset-	Short-Term	Mortgage-	Purchased
Technology	Materials	Funds	Services	Utilities	Securities	Backed	Investments	Backed	Options	Total
						Securities		Securities

19.6%	2.6%	-%	4.6%	0.7%	-%	-%	12.9%	-%	-%	100.0%
-	-	-	-	-	-	-	30.4	-	-	100.0
18.8	2.1	-	2.1	0.4	-	-	28.8	-	-	100.0
-	61.8	-	-	-	-	-	9.5	-	-	100.0
16.5	3.4	-	4.3	2.7	-	-	-	-	-	100.0
19.0	-	-	3.7	-	-	-	8.1	-	-	100.0
14.7	5.5	-	-	-	-	-	29.9	-	-	100.0
7.5	2.7	-	2.3	2.3	24.0	-	27.5	-	-	100.0
22.2	-	-	9.9	-	-	-	16.5	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
8.6	1.6	-	5.7	-	-	-	7.3	7.3	-	100.0
4.1	3.3	-	1.2	8.1	-	7.3	33.2	-	-	100.0
6.0	7.9	-	2.3	4.6	6.8	-	-	-	-	100.0
3.6	10.4	-	-	1.7	-	-	34.8	-	-	100.0
0.2	0.3	-	0.7	0.7	27.0	20.3	30.7	10.2	-	100.0
6.7	4.2	-	3.2	11.2	-	-	16.3	-	-	100.0
0.3	-	-	1.4	0.5	3.9	23.0	19.8	31.6	-	100.0
5.4	7.8	-	1.7	1.4	-	-	26.1	-	-	100.0
4.1	7.3	-	6.4	6.1	-	-	15.7	-	-	100.0
-	-	-	-	-	25.8	8.8	24.3	40.5	-	100.0
8.5	11.4	-	11.0	1.4	-	-	14.4	-	-	100.0
10.1	2.7	-	1.8	-	-	-	20.9	-	-	100.0
16.4	3.7	-	2.0	-	-	-	28.3	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0

0.4	0.5	-	1.5	1.3	19.4	4.6	24.9	36.4	-	100.0

14.8	3.4	-	3.4	2.0	-	-	11.2	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0

4.5	7.6	-	4.3	4.2	-	-	20.4	-	-	100.0

11.8	5.0	-	0.6	5.5	-	-	24.9	-	-	100.0

14.2	2.9	-	3.4	3.2	-	-	8.3	-	-	100.0

12.6	3.3	-	1.1	1.9	-	-	29.8	-	-	100.0
20.4	0.4	-	3.2	0.5	-	-	23.7	-	-	100.0
-	-	-	0.2	-	41.3	8.5	27.3	19.4	-	100.0
-	0.1	-	1.1	0.3	5.8	12.1	12.6	42.5	0.2	100.0
2.5	8.6	-	6.5	2.5	-	-	29.0	-	-	100.0
7.9	6.4	-	5.8	1.8	-	-	11.6	-	-	100.0
14.5	0.4	-	-	-	-	-	11.5	-	-	100.0
12.3	4.1	-	1.5	-	-	-	23.9	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	73.0	-	-	-	-	27.0	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	76.4	-	-	-	-	23.6	-	-	100.0
-	-	86.3	-	-	-	-	13.7	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
-	-	100.0	-	-	-	-	-	-	-	100.0
3.6	3.5	-	3.4	2.8	7.0	4.5	17.0	13.3	-	100.0
21.3	4.8	-	3.8	1.7	-	-	15.1	-	-	100.0
26.2	4.9	-	3.7	-	-	-	15.9	-	-	100.0
-	-	-	-	-	-	-	100.0	-	-	100.0
7.8	4.2	-	5.6	3.3	-	-	5.5	-	-	100.0
21.0	1.3	-	5.4	0.5	-	-	12.7	-	-	100.0
17.8	0.8	-	4.5	0.1	-	-	27.5	-	-	100.0
8.3	4.2	-	1.5	2.0	-	-	13.0	-	-	100.0

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

				JNL/Credit
	JNL/AIM	JNL/AIM	JNL/AIM	Suisse Global	JNL/Credit	JNL/Eagle	JNL/Eagle
	Large Cap	Real Estate	Small Cap	Natural	Suisse Long/	Core Equity	SmallCap
Assets	Growth Fund	Fund	Growth Fund	Resources Fund	Short Fund	Fund	Equity Fund

Investments - unaffiliated, at value (a) (b)	$ 429,468	$ 380,074	$ 90,910	$ 119,418	$ 63,393	$ 153,867	$ 309,002
Investments - affiliated, at value (c)	8,298	11,431	1,504	7,168	-	5,836	9,167
Repurchase agreements	-	-	-	-	-	-	-
Cash	-	-	-	11	-	-	-
Foreign currency (d)	1	-	-	3,309	-	-	-
Receivables:
Investment securities sold	-	1,052	773	2,047	3,795	-	41
Fund shares sold	279	752	18	1,055	234	74	504
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	248	953	31	117	47	169	50
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	50	-	-	8	-	-	-
Other assets	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	438,344	394,262	93,236	133,133	67,469	159,946	318,764
							.
Liabilities
Cash overdraft	-	-	-	-	1,629	-	-
Payables:
Advisory fees	221	173	46	63	38	81	134
Administrative fees	32	24	6	13	6	13	19
12b-1 fee (Class A)	64	49	11	18	9	25	37
Investment securities purchased	2,321	4,122	897	7,165	1,666	-	1,988
Fund shares redeemed	220	549	28	97	87	59	122
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	23	-	-
Trustee fees	3	1	-	-	-	2	1
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other expenses	3	3	-	-	-	1	1
Investment securities sold short, at value (e)	-	-	-	-	10,833	-	-
Options written, at value (f)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	48,120	107,582	25,159	4,839	-	7,128	85,872
Total liabilities	50,984	112,503	26,147	12,195	14,291	7,309	88,174

Net assets	$ 387,360	$ 281,759	$ 67,089	$ 120,938	$ 53,178	$ 152,637	$ 230,590

Net assets consist of:
Paid-in capital	$ 281,737	$ 251,766	$ 46,419	$ 108,414	$ 49,485	$ 115,975	$ 151,020
Undistributed net investment
income (accumulated loss)	771	7,952	(219)	405	(97)	2,428	(463)
Accumulated net realized gain (loss)	39,002	24,634	7,651	604	890	19,441	24,462
Net unrealized appreciation (depreciation) on
investments, and foreign currency	65,850	(2,593)	13,238	11,515	2,900	14,793	55,571
	$ 387,360	$ 281,759	$ 67,089	$ 120,938	$ 53,178	$ 152,637	$ 230,590

Class A
Net assets	$ 386,962	$ 281,205	$ 66,851	$ 120,753	$ 53,070	$ 152,446	$ 230,266
Shares outstanding (no par value),
unlimited shares authorized	26,759	19,012	4,160	9,617	4,911	8,356	8,938
Net asset value per share	$ 14.46	$ 14.79	$ 16.07	$ 12.56	$ 10.81	$ 18.24	$ 25.76

Class B
Net assets	$ 398	$ 554	$ 238	$ 185	$ 108	$ 191	$ 324
Shares outstanding (no par value),
unlimited shares authorized	27	37	15	15	10	10	12
Net asset value per share	$ 14.55	$ 14.84	$ 16.18	$ 12.57	$ 10.82	$ 18.41	$ 25.98

(a) Including value of securities on loan	$ 48,723	$ 104,470	$ 24,276	$ 4,496	$ -	$ 6,916	$ 82,895
(b) Investments - unaffiliated, at cost	363,619	382,667	77,672	107,901	60,629	139,074	253,431
(c) Investments - affiliated, at cost	8,298	11,431	1,504	7,168	-	5,836	9,167
(d) Foreign currency cost	1	-	-	3,303	-	-	-
(e) Proceeds from securities sold short	-	-	-	-	10,969	-	-
(f) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

			JNL/Franklin	JNL/Franklin		JNL/Franklin
	JNL/FI	JNL/FI	Templeton	Templeton	JNL/Franklin	Templeton
	Balanced	Mid-Cap	Founding	Global	Templeton	Mutual
Assets	Fund	Equity Fund	Strategy Fund	Growth Fund	Income Fund	Shares Fund

Investments - unaffiliated, at value (a) (b)	$ 236,497	$ 246,405	$ -	$ 190,565	$ 436,405	$ 215,392
Investments - affiliated, at value (c)	2,543	-	432,456	-	84	-
Repurchase agreements	-	-	-	-	-	-
Cash	2	1,151	-	-	149	398
Foreign currency (d)	10	43	-	760	-	1,439
Receivables:
Investment securities sold	845	2,593	-	1,749	74	182
Fund shares sold	99	45	6,344	2,257	2,800	2,489
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	630	276	-	161	2,489	169
Forward foreign currency contracts	-	-	-	-	-	29
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	3	3	-	9	-	16
Other assets	-	-	1	1	1	1
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	240,629	250,516	438,801	195,502	442,002	220,115

Liabilities
Cash overdraft	-	-	-	196	-	-
Payables:
Advisory fees	94	121	-	96	192	120
Administrative fees	15	17	16	19	26	16
12b-1 fee (Class A)	29	34	-	26	53	32
Investment securities purchased	833	1,011	6,278	6,842	24,875	2,944
Fund shares redeemed	221	113	67	24	71	28
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Trustee fees	1	2	-	-	-	-
Forward foreign currency contracts	-	2	-	-	-	504
Variation margin	-	-	-	-	-	-
Other expenses	1	2	-	-	1	-
Investment securities sold short, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	62,928	40,605	-	13,976	68,691	-
Total liabilities	64,122	41,907	6,361	21,179	93,909	3,644
Net assets	$ 176,507	$ 208,609	$ 432,440	$ 174,323	$ 348,093	$ 216,471

Net assets consist of:
Paid-in capital	$ 135,803	$ 463,892	$ 423,142	$ 168,657	$ 340,584	$ 209,476
Undistributed net investment
income (accumulated loss)	3,549	(31)	(43)	952	4,324	1,127
Accumulated net realized gain (loss)	19,083	(279,026)	(175)	17	826	348
Net unrealized appreciation (depreciation) on
investments, and foreign currency	18,072	23,774	9,516	4,697	2,359	5,520
	$ 176,507	$ 208,609	$ 432,440	$ 174,323	$ 348,093	$ 216,471

Class A
Net assets	$ 176,274	$ 208,415	$ 432,440	$ 174,144	$ 347,880	$ 216,319
Shares outstanding (no par value),
unlimited shares authorized	13,691	10,066	40,957	16,419	31,236	20,318
Net asset value per share	$ 12.88	$ 20.71	$ 10.56	$ 10.61	$ 11.14	$ 10.65

Class B

Net assets	$ 233	$ 194	n/a	$ 179	$ 213	$ 152
Shares outstanding (no par value),
unlimited shares authorized	18	9	n/a	17	19	14
Net asset value per share	$ 13.06	$ 20.84	n/a	$ 10.62	$ 11.07	$ 10.66

(a) Including value of securities on loan	$ 61,285	$ 38,955	$ -	$ 13,353	$ 66,774	$ -
(b) Investments - unaffiliated, at cost	218,425	222,629	-	185,871	434,046	209,415
(c) Investments - affiliated, at cost	2,543	-	422,940	-	84	-
(d) Foreign currency cost	10	43	-	755	-	1,422
(e) Proceeds from securities sold short	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

		JNL/Goldman		JNL/Goldman
	JNL/Franklin	Sachs Core	JNL/Goldman	Sachs Short	JNL/JPMorgan	JNL/JPMorgan
	Templeton Small	Plus Bond	Sachs Mid Cap	Duration	International	International
Assets	Cap Value Fund	Fund	Value Fund	Bond Fund	Equity Fund	Value Fund

Investments - unaffiliated, at value (a) (b)	$ 186,802	$ 691,214	$ 265,465	$ 282,578	$ 526,696	$ 800,309
Investments - affiliated, at value (c)	16,884	25,831	2,398	510	11,160	8,223
Repurchase agreements	-	-	-	39,500	-	-
Cash	-	1,467	41	2,193	-	254
Foreign currency (d)	-	-	-	-	346	285
Receivables:
Investment securities sold	-	1,186	7,748	3,069	830	8,390
Fund shares sold	191	764	389	494	601	1,702
Deposits with brokers	-	114	-	289	-	-
Dividends and interest	174	5,383	248	1,742	854	1,661
Forward foreign currency contracts	-	753	-	-	-	2,022
Variation margin	-	257	-	172	-	-
Foreign taxes recoverable	-	-	-	-	163	121
Other assets	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	565	-	-	-	-
Swap premiums paid	-	3,560	-	1,611	-	-
Total assets	204,051	731,094	276,289	332,158	540,650	822,967

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	104	256	137	107	221	361
Administrative fees	12	43	19	24	50	84
12b-1 fee (Class A)	25	86	38	48	64	111
Investment securities purchased	184	5,306	5,874	5,342	1,781	7,187
Fund shares redeemed	150	484	196	107	266	356
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Trustee fees	1	3	1	1	2	2
Forward foreign currency contracts	-	1,103	-	-	-	1,339
Variation margin	-	259	-	63	-	-
Other expenses	1	4	1	10	2	4
Investment securities sold short, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	284	-	338	-	-
Swap premiums received	-	3,037	-	-	-	-
Return of collateral for securities loaned	54,031	191,827	41,133	24,203	128,580	118,007
Total liabilities	54,508	202,692	47,399	30,243	130,966	127,451

Net assets	$ 149,543	$ 528,402	$ 228,890	$ 301,915	$ 409,684	$ 695,516

Net assets consist of:
Paid-in capital	$ 118,074	$ 507,225	$ 190,104	$ 287,025	$ 324,868	$ 495,481
Undistributed net investment
income (accumulated loss)	1,161	31,073	1,815	17,027	4,484	15,893
Accumulated net realized gain (loss)	7,053	(2,655)	18,474	(2,183)	(7,470)	99,217
Net unrealized appreciation (depreciation) on
investments, and foreign currency	23,255	(7,241)	18,497	46	87,802	84,925
	$ 149,543	$ 528,402	$ 228,890	$ 301,915	$ 409,684	$ 695,516

Class A
Net assets	$ 149,261	$ 528,078	$ 228,588	$ 301,809	$ 393,150	$ 694,984
Shares outstanding (no par value),
unlimited shares authorized	10,611	45,096	16,071	28,681	24,624	44,172
Net asset value per share	$ 14.07	$ 11.71	$ 14.22	$ 10.52	$ 15.97	$ 15.73

Class B
Net assets	$ 282	$ 324	$ 302	$ 106	$ 16,534	$ 532
Shares outstanding (no par value),
unlimited shares authorized	20	27	21	10	1,015	33
Net asset value per share	$ 14.12	$ 12.18	$ 14.27	$ 10.55	$ 16.28	$ 15.98

(a) Including value of securities on loan	$ 52,062	$ 188,909	$ 39,378	$ 23,724	$ 122,661	$ 112,505
(b) Investments - unaffiliated, at cost	163,547	698,556	246,968	321,468	438,903	716,091
(c) Investments - affiliated, at cost	16,884	25,831	2,398	510	11,160	8,223
(d) Foreign currency cost	-	-	-	-	342	282
(e) Proceeds from securities sold short	-	3,037	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

						JNL/Mellon
	JNL/JPMorgan				JNL/Mellon	Capital
	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard	Capital	Management
	& Quality	Emerging	Mid Cap	Small Cap	Management	Bond Index
Assets	Bond Fund	Markets Fund	Value Fund	Value Fund	10 X 10 Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 297,255	$ 198,245	$ 318,559	$ 215,512	$ -	$ 290,760
Investments - affiliated, at value (c)	11,639	11,518	14,729	2,251	7,976	96,408
Repurchase agreements	-	-	-	-	-	-
Cash	-	-	31	-	-	83
Foreign currency (d)	-	715	-	-	-	-
Receivables:
Investment securities sold	1	2,629	4,298	3,165	-	5,274
Fund shares sold	172	374	175	81	112	574
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	1,559	248	289	81	-	2,949
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	-	13	-	-	-	-
Other assets	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	310,626	213,742	338,081	221,090	8,088	396,048

Liabilities
Cash overdraft	-	271	-	-	-	-
Payables:
Advisory fees	97	146	158	99	-	71
Administrative fees	20	23	22	13	-	24
12b-1 fee (Class A)	41	30	44	26	-	48
Investment securities purchased	-	1,940	1,976	4,510	112	7,004
Fund shares redeemed	81	102	145	83	-	150
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Trustee fees	2	-	2	2	-	2
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Other expenses	2	1	1	2	-	2
Investment securities sold short, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	63,466	18,441	54,784	59,315	-	93,973
Total liabilities	63,709	20,954	57,132	64,050	112	101,274

Net assets	$ 246,917	$ 192,788	$ 280,949	$ 157,040	$ 7,976	$ 294,774

Net assets consist of:
Paid-in capital	$ 238,840	$ 158,017	$ 228,059	$ 131,538	$ 7,955	$ 286,798
Undistributed net investment
income (accumulated loss)	14,877	1,783	929	322	-	15,643
Accumulated net realized gain (loss)	(1,848)	6,726	31,050	16,001	-	(1,920)
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(4,952)	26,262	20,911	9,179	21	(5,747)
	$ 246,917	$ 192,788	$ 280,949	$ 157,040	$ 7,976	$ 294,774

Class A
Net assets	$ 246,774	$ 192,535	$ 276,474	$ 156,724	$ 7,976	$ 293,913
Shares outstanding (no par value),
unlimited shares authorized	21,510	14,924	17,456	12,088	773	26,739
Net asset value per share	$ 11.47	$ 12.90	$ 15.84	$ 12.97	$ 10.33	$ 10.99

Class B
Net assets	$ 143	$ 253	$ 4,475	$ 316	n/a	$ 861
Shares outstanding (no par value),
unlimited shares authorized	12	20	279	24	n/a	77
Net asset value per share	$ 11.95	$ 12.93	$ 16.02	$ 13.09	n/a	$ 11.14

(a) Including value of securities on loan	$ 62,520	$ 17,733	$ 52,780	$ 56,578	$ -	$ 92,398
(b) Investments - unaffiliated, at cost	302,207	171,980	297,648	206,333	-	296,507
(c) Investments - affiliated, at cost	11,639	11,518	14,729	2,251	7,955	96,408
(d) Foreign currency cost	-	717	-	-	-	-
(e) Proceeds from securities sold short	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

	JNL/Mellon
	Capital		JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Management	JNL/Mellon	Capital	Capital	Capital	Capital
	Enhanced	Capital	Management	Management	Management	Management
	S&P 500 Stock	Management	International	S&P 400 MidCap	S&P 500 Index	Small Cap
Assets	Index Fund	Index 5 Fund	Index Fund	Index Fund	Fund	Index Fund

Investments - unaffiliated, at value (a) (b)	$ 94,647	$ -	$ 593,790	$ 482,280	$ 632,218	$ 375,467
Investments - affiliated, at value (c)	11,801	5,206	152,979	160,170	57,936	158,511
Repurchase agreements	-	-	-	-	-	-
Cash	-	-	14	5	4	199
Foreign currency (d)	-	-	1,764	-	-	-
Receivables:
Investment securities sold	985	20	6	1,851	209	358
Fund shares sold	56	9	881	528	757	312
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	104	-	993	258	749	456
Forward foreign currency contracts	-	-	141	-	-	-
Variation margin	-	-	126	-	-	2
Foreign taxes recoverable	-	-	115	-	-	-
Other assets	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	107,593	5,235	750,809	645,092	691,873	535,305

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	38	-	144	118	147	92
Administrative fees	8	-	74	41	53	32
12b-1 fee (Class A)	16	-	97	81	104	63
Investment securities purchased	991	-	246	1,410	551	5,495
Fund shares redeemed	96	29	467	393	692	703
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Trustee fees	1	-	3	2	4	2
Forward foreign currency contracts	-	-	184	-	-	-
Variation margin	3	-	-	20	10	50
Other expenses	2	-	4	14	20	3
Investment securities sold short, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-

Return of collateral for securities loaned	9,843	-	140,297	150,195	50,082	141,348
Total liabilities	10,998	29	141,516	152,274	51,663	147,788
Net assets	$ 96,595	$ 5,206	$ 609,293	$ 492,818	$ 640,210	$ 387,517

Net assets consist of:
Paid-in capital	$ 76,385	$ 5,194	$ 429,540	$ 381,179	$ 497,933	$ 307,227
Undistributed net investment
income (accumulated loss)	1,209	-	10,104	3,589	4,361	3,333
Accumulated net realized gain (loss)	6,816	18	2,478	21,774	873	20,158
Net unrealized appreciation (depreciation) on
investments, and foreign currency	12,185	(6)	167,171	86,276	137,043	56,799
	$ 96,595	$ 5,206	$ 609,293	$ 492,818	$ 640,210	$ 387,517

Class A
Net assets	$ 96,326	$ 5,206	$ 600,472	$ 488,947	$ 628,471	$ 384,253
Shares outstanding (no par value),
unlimited shares authorized	10,269	512	32,806	29,270	48,866	24,476
Net asset value per share	$ 9.38	$ 10.16	$ 18.30	$ 16.71	$ 12.86	$ 15.70

Class B
Net assets	$ 269	n/a	$ 8,821	$ 3,871	$ 11,739	$ 3,264
Shares outstanding (no par value),
unlimited shares authorized	29	n/a	472	230	896	207
Net asset value per share	$ 9.42	n/a	$ 18.69	$ 16.84	$ 13.10	$ 15.80

(a) Including value of securities on loan	$ 9,525	$ -	$ 133,283	$ 145,244	$ 48,472	$ 134,801
(b) Investments - unaffiliated, at cost	82,425	-	427,142	395,824	495,319	318,569
(c) Investments - affiliated, at cost	11,801	5,212	152,502	160,170	57,695	158,511
(d) Foreign currency cost	-	-	1,753	-	-	-
(e) Proceeds from securities sold short	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

	JNL/			JNL/PPM
	Oppenheimer	JNL/PIMCO	JNL/PIMCO	America	JNL/PPM	JNL/Putnam
	Global	Real Return	Total Return	High Yield	America Value	Equity
Assets	Growth Fund	Fund	Bond Fund	Bond Fund	Equity Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 427,952	$ 659,153	$ 1,013,249	$ 492,565	$ 254,837	$ 114,928
Investments - affiliated, at value (c)	8,658	-	-	23,977	996	-
Repurchase agreements	-	-	-	-	-	-
Cash	8	-	225	145	-	159
Foreign currency (d)	1,070	1,409	6,898	-	-	1
Receivables:
Investment securities sold	2,434	586	50,257	11,261	-	1,432
Fund shares sold	643	822	1,155	400	176	5
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	541	339	3,432	7,366	249	48
Forward foreign currency contracts	-	38	1,542	-	-	-
Variation margin	-	170	1,171	-	-	-
Foreign taxes recoverable	6	-	-	-	-	-
Other assets	-	1	5	-	-	-
Unrealized appreciation on swap agreements	-	501	1,744	-	-	-
Swap premiums paid	-	621	2,817	-	-	-
Total assets	441,312	663,640	1,082,495	535,714	256,258	116,573

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	191	118	356	157	103	58
Administrative fees	42	24	71	34	19	8
12b-1 fee (Class A)	55	47	141	66	38	17
Investment securities purchased	7,167	367,223	170,756	12,976	-	1,078
Fund shares redeemed	285	298	590	675	257	100
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Trustee fees	2	-	5	2	2	1
Forward foreign currency contracts	-	79	548	-	-	-
Variation margin	-	694	106	-	-	-
Other expenses	3	1	6	3	2	1
Investment securities sold short, at value (e)	-	-	23,633	-	-	-
Options written, at value (f)	-	48	1,505	-	-	4
Unrealized depreciation on swap agreements	-	419	2,246	-	-	-
Swap premiums received	-	1,931	2,911	-	-	-
Return of collateral for securities loaned	94,491	-	-	125,580	28,582	13,214
Total liabilities	102,236	370,882	202,874	139,493	29,003	14,481

Net assets	$ 339,076	$ 292,758	$ 879,621	$ 396,221	$ 227,255	$ 102,092

Net assets consist of:
Paid-in capital	$ 202,075	$ 290,843	$ 877,623	$ 433,129	$ 199,268	$ 170,268
Undistributed net investment
income (accumulated loss)	4,131	4,227	24,586	15,131	3,092	559
Accumulated net realized gain (loss)	44,072	(1,788)	(5,440)	(48,251)	12,194	(82,059)
Net unrealized appreciation (depreciation) on
investments, and foreign currency	88,798	(524)	(17,148)	(3,788)	12,701	13,324
	$ 339,076	$ 292,758	$ 879,621	$ 396,221	$ 227,255	$ 102,092

Class A
Net assets	$ 338,577	$ 292,656	$ 871,887	$ 391,424	$ 227,116	$ 101,931
Shares outstanding (no par value),
unlimited shares authorized	20,454	28,969	74,671	46,574	10,272	4,260
Net asset value per share	$ 16.55	$ 10.10	$ 11.68	$ 8.40	$ 22.11	$ 23.93

Class B
Net assets	$ 499	$ 102	$ 7,734	$ 4,797	$ 139	$ 161
Shares outstanding (no par value),
unlimited shares authorized	30	10	632	532	6	7
Net asset value per share	$ 16.68	$ 10.11	$ 12.25	$ 9.02	$ 22.31	$ 24.07

(a) Including value of securities on loan	$ 89,554	$ -	$ -	$ 122,324	$ 27,628	$ 13,482
(b) Investments - unaffiliated, at cost	339,198	659,303	1,024,371	496,353	242,136	101,610
(c) Investments - affiliated, at cost	8,658	-	-	23,977	996	-
(d) Foreign currency cost	1,021	1,405	6,883	-	-	1
(e) Proceeds from securities sold short	-	-	23,734	-	-	-
(f) Premiums from options written	-	38	3,056	-	-	4

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

			JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	JNL/Putnam	JNL/S&P	Disciplined	Disciplined	Managed	Managed
	Midcap	Disciplined	Moderate	Moderate	Aggressive	Conservative
Assets	Growth Fund	Growth Fund	Fund	Growth Fund	Growth Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 47,326	$ -	$ -	$ -	$ -	$ -
Investments - affiliated, at value (c)	-	5,118	7,349	13,327	714,570	188,405
Repurchase agreements	-	-	-	-	-	-
Cash	-	-	-	-	-	-
Foreign currency (d)	-	-	-	-	-	-
Receivables:
Investment securities sold	2,290	-	-	-	441	-
Fund shares sold	1	25	661	47	124	418
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	15	-	-	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-
Other assets	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	49,632	5,143	8,010	13,374	715,135	188,823

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	23	1	-	1	68	20
Administrative fees	3	-	-	-	29	8
12b-1 fee (Class A)	6	-	-	-	-	-
Investment securities purchased	1,838	25	661	47	-	284
Fund shares redeemed	15	-	-	1	565	133
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Trustee fees	-	-	-	-	5	1
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Other expenses	-	-	-	-	5	1
Investment securities sold short, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-

Return of collateral for securities loaned	10,503	-	-	-	-	-
Total liabilities	12,388	26	661	49	672	447
Net assets	$ 37,244	$ 5,117	$ 7,349	$ 13,325	$ 714,463	$ 188,376

Net assets consist of:
Paid-in capital	$ 44,286	$ 4,928	$ 7,215	$ 12,977	$ 609,572	$ 177,080
Undistributed net investment
income (accumulated loss)	(53)	(2)	(3)	(5)	2,306	1,892
Accumulated net realized gain (loss)	(8,119)	10	32	12	(49,159)	3,513
Net unrealized appreciation (depreciation) on
investments, and foreign currency	1,130	181	105	341	151,744	5,891
	$ 37,244	$ 5,117	$ 7,349	$ 13,325	$ 714,463	$ 188,376

Class A
Net assets	$ 37,054	$ 5,117	$ 7,349	$ 13,325	$ 714,463	$ 188,376
Shares outstanding (no par value),
unlimited shares authorized	3,624	476	700	1,249	47,079	16,312
Net asset value per share	$ 10.22	$ 10.75	$ 10.49	$ 10.66	$ 15.18	$ 11.55

Class B
Net assets	$ 190	n/a	n/a	n/a	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	19	n/a	n/a	n/a	n/a	n/a
Net asset value per share	$ 10.29	n/a	n/a	n/a	n/a	n/a

(a) Including value of securities on loan	$ 10,123	$ -	$ -	$ -	$ -	$ -
(b) Investments - unaffiliated, at cost	46,196	-	-	-	-	-
(c) Investments - affiliated, at cost	-	4,937	7,244	12,986	562,826	182,514
(d) Foreign currency cost	-	-	-	-	-	-
(e) Proceeds from securities sold short	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

					JNL/S&P
		JNL/S&P	JNL/S&P	JNL/S&P	Moderate	JNL/S&P
	JNL/S&P	Managed	Managed	Growth	Growth	Moderate
	Managed	Moderate	Moderate	Retirement	Retirement	Retirement
Assets	Growth Fund	Fund	Growth Fund	Strategy Fund	Strategy Fund	Strategy Fund

Investments - unaffiliated, at value (a) (b)	$ -	$ -	$ -	$ 4,306	$ 3,636	$ 2,986
Investments - affiliated, at value (c)	1,336,053	420,613	1,317,801	-	-	-
Repurchase agreements	-	-	-	-	-	-
Cash	-	-	-	6	7	3
Foreign currency (d)	-	-	-	-	-	-
Receivables:
Investment securities sold	492	-	-	-	-	-
Fund shares sold	472	903	1,633	-	-	-
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	-	-	-	6	5	4
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-
Other assets	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	1,337,017	421,516	1,319,434	4,318	3,648	2,993

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	108	44	107	1	1	1
Administrative fees	55	17	54	-	-	-
12b-1 fee (Class A)	-	-	-	1	-	-
Investment securities purchased	-	516	1,005	-	-	-
Fund shares redeemed	963	387	628	-	-	-
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Trustee fees	10	1	8	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Other expenses	10	3	9	-	-	-
Investment securities sold short, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	1,163	857	409
Total liabilities	1,146	968	1,811	1,165	858	410

Net assets	$ 1,335,871	$ 420,548	$ 1,317,623	$ 3,153	$ 2,790	$ 2,583

Net assets consist of:
Paid-in capital	$ 1,044,439	$ 380,563	$ 1,103,125	$ 2,983	$ 2,673	$ 2,512
Undistributed net investment
income (accumulated loss)	2,899	3,056	1,832	15	23	32
Accumulated net realized gain (loss)	44,177	10,922	49,221	2	1	3
Net unrealized appreciation (depreciation) on
investments, and foreign currency	244,356	26,007	163,445	153	93	36
	$ 1,335,871	$ 420,548	$ 1,317,623	$ 3,153	$ 2,790	$ 2,583

Class A
Net assets	$ 1,335,871	$ 420,548	$ 1,317,623	$ 3,153	$ 2,790	$ 2,583
Shares outstanding (no par value),
unlimited shares authorized	90,528	33,777	94,565	297	267	251
Net asset value per share	$ 14.76	$ 12.45	$ 13.93	$ 10.63	$ 10.46	$ 10.28

Class B
Net assets	n/a	n/a	n/a	n/a	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	n/a	n/a	n/a
Net asset value per share	n/a	n/a	n/a	n/a	n/a	n/a

(a) Including value of securities on loan	$ -	$ -	$ -	$ 1,132	$ 835	$ 399
(b) Investments - unaffiliated, at cost	-	-	-	4,153	3,543	2,950
(c) Investments - affiliated, at cost	1,091,697	394,606	1,154,356	-	-	-
(d) Foreign currency cost	-	-	-	-	-	-
(e) Proceeds from securities sold short	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	JNL/Select	JNL/Select
	Retirement	Retirement	Retirement	Retirement	Balanced	Global Growth
Assets	2015 Fund	2020 Fund	2025 Fund	Income Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ -	$ -	$ -	$ -	$ 545,964	$ 132,023
Investments - affiliated, at value (c)	10,443	5,982	2,452	18,490	30,563	1,898
Repurchase agreements	-	-	-	-	-	-
Cash	-	-	-	-	12	-
Foreign currency (d)	-	-	-	-	-	67
Receivables:
Investment securities sold	-	-	-	-	-	2,858
Fund shares sold	162	-	-	38	225	6
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	-	-	-	-	1,732	74
Forward foreign currency contracts	-	-	-	-	-	1
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	18	7
Other assets	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	10,605	5,982	2,452	18,528	578,514	136,934

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	1	1	-	2	190	72
Administrative fees	-	-	-	1	40	14
12b-1 fee (Class A)	-	-	-	-	79	19
Investment securities purchased	162	-	-	37	22,576	2,026
Fund shares redeemed	-	-	-	1	262	69
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Trustee fees	-	-	-	-	5	2
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Other expenses	-	-	-	-	2	1
Investment securities sold short, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	-	67,247	18,425
Total liabilities	163	1	-	41	90,401	20,628
Net assets	$ 10,442	$ 5,981	$ 2,452	$ 18,487	$ 488,113	$ 116,306

Net assets consist of:
Paid-in capital	$ 9,595	$ 5,565	$ 2,225	$ 17,535	$ 380,514	$ 215,144
Undistributed net investment
income (accumulated loss)	41	17	7	148	16,249	507
Accumulated net realized gain (loss)	178	116	78	286	26,511	(122,059)
Net unrealized appreciation (depreciation) on
investments, and foreign currency	628	283	142	518	64,839	22,714
	$ 10,442	$ 5,981	$ 2,452	$ 18,487	$ 488,113	$ 116,306

Class A
Net assets	$ 10,442	$ 5,981	$ 2,452	$ 18,487	$ 487,360	$ 116,071
Shares outstanding (no par value),
unlimited shares authorized	885	497	201	1,659	26,375	4,754
Net asset value per share	$ 11.80	$ 12.04	$ 12.22	$ 11.14	$ 18.48	$ 24.42

Class B
Net assets	n/a	n/a	n/a	n/a	$ 753	$ 235
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	n/a	41	10
Net asset value per share	n/a	n/a	n/a	n/a	$ 18.54	$ 24.61

(a) Including value of securities on loan	$ -	$ -	$ -	$ -	$ 65,755	$ 17,758
(b) Investments - unaffiliated, at cost	-	-	-	-	481,125	109,310
(c) Investments - affiliated, at cost	9,815	5,699	2,310	17,972	30,563	1,898
(d) Foreign currency cost	-	-	-	-	-	67
(e) Proceeds from securities sold short	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

				JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	JNL/Select		Price	Price	Price
	Large Cap	Money	JNL/Select	Established	Mid-Cap	Value
Assets	Growth Fund	Market Fund	Value Fund	Growth Fund	Growth Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 179,994	$ 322,193	$ 546,196	$ 1,147,520	$ 866,600	$ 803,746
Investments - affiliated, at value (c)	1,260	-	8,451	30,354	37,680	12,762
Repurchase agreements	-	148,600	-	-	-	-
Cash	-	-	-	-	-	18
Foreign currency (d)	3	-	-	12	(1)	-
Receivables:
Investment securities sold	3,609	-	-	7,542	1,956	894
Fund shares sold	41	3,156	742	795	476	561
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	109	1,140	800	864	302	1,006
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	23	-	33	47	-	-
Other assets	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	185,039	475,089	556,222	1,187,134	907,013	818,987

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	88	99	228	508	399	382
Administrative fees	13	35	44	88	56	59
12b-1 fee (Class A)	25	70	84	169	107	118
Investment securities purchased	4,279	-	5,506	7,296	5,252	2,785
Fund shares redeemed	136	2,298	369	630	445	419
Dividends	-	1,691	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Trustee fees	2	2	3	8	5	5
Forward foreign currency contracts	-	-	-	11	-	-
Variation margin	-	-	-	-	-	-
Other expenses	1	2	4	8	5	5
Investment securities sold short, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	27,742	-	22,111	117,916	212,242	94,280
Total liabilities	32,286	4,197	28,349	126,634	218,511	98,053
Net assets	$ 152,753	$ 470,892	$ 527,873	$ 1,060,500	$ 688,502	$ 720,934

Net assets consist of:
Paid-in capital	$ 408,489	$ 470,892	$ 411,885	$ 849,879	$ 441,939	$ 483,884
Undistributed net investment
income (accumulated loss)	(32)	(1)	3,244	3,140	691	15,866
Accumulated net realized gain (loss)	(277,110)	1	28,413	50,867	58,652	73,090
Net unrealized appreciation (depreciation) on
investments, and foreign currency	21,406	-	84,331	156,614	187,220	148,094
	$ 152,753	$ 470,892	$ 527,873	$ 1,060,500	$ 688,502	$ 720,934

Class A
Net assets	$ 152,561	$ 466,592	$ 512,195	$ 1,025,634	$ 659,410	$ 720,410
Shares outstanding (no par value),
unlimited shares authorized	6,511	466,592	24,314	43,276	19,761	41,972
Net asset value per share	$ 23.43	$ 1.00	$ 21.07	$ 23.70	$ 33.37	$ 17.16

Class B

Net assets	$ 192	$ 4,300	$ 15,678	$ 34,866	$ 29,092	$ 524
Shares outstanding (no par value),
unlimited shares authorized	8	4,300	734	1,458	864	30
Net asset value per share	$ 23.60	$ 1.00	$ 21.35	$ 23.91	$ 33.67	$ 17.41

(a) Including value of securities on loan	$ 26,877	$ -	$ 21,508	$ 113,367	$ 205,002	$ 91,086
(b) Investments - unaffiliated, at cost	158,588	470,793	461,865	990,888	679,380	655,652
(c) Investments - affiliated, at cost	1,260	-	8,451	30,354	37,680	12,762
(d) Foreign currency cost	3	-	-	11	(1)	-
(e) Proceeds from securities sold short	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007
				JNL/Credit
	JNL/AIM	JNL/AIM	JNL/AIM	Suisse Global	JNL/Credit	JNL/Eagle	JNL/Eagle
	Large Cap	Real Estate	Small Cap	Natural Resources	Suisse Long/	Core Equity	SmallCap
	Growth Fund	Fund	Growth Fund	Fund (b)	Short Fund (b)	Fund	Equity Fund
Investment income
Dividends (a)	$ 2,147	$ 5,873	$ 114	$ 726	$ 426	$ 1,443	$ 419
Foreign taxes withheld	(32)	(24)	-	(58)	-	(19)	-
Interest	1	-	-	5	-	-	-
Securities lending	8	38	15	5	-	13	149
Total investment income	2,124	5,887	129	678	426	1,437	568

Expenses
Advisory fees	1,279	1,075	256	181	181	482	728
Administrative fees	183	152	30	39	32	76	99
12b-1 fee (Class A)	367	303	60	52	42	152	198
Legal fees	3	2	-	-	-	1	1
Trustee fees	6	4	1	-	-	3	3
Dividends on securities sold short	-	-	-	-	226	-	-
Short holdings borrowing fees	-	-	-	-	41	-	-
Other expenses	4	2	1	1	1	2	2
Total expenses	1,842	1,538	348	273	523	716	1,031
Net investment income (loss)	282	4,349	(219)	405	(97)	721	(463)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	17,443	14,254	2,786	748	887	8,779	18,132
Foreign currency related items	5	(59)	-	(144)	-	-	-
Futures contracts and options written	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	3	-	-
Brokerage commissions recaptured	14	30	1	-	-	17	16
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	8,665	(42,227)	4,614	11,517	2,764	(501)	12,153
Foreign currency related items	-	-	-	(2)	-	-	-
Futures contracts and options written	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	136	-	-
Net realized and unrealized gain (loss)	26,127	(28,002)	7,401	12,119	3,790	8,295	30,301

Net increase (decrease) in net assets
from operations	$ 26,409	$ (23,653)	$ 7,182	$ 12,524	$ 3,693	$ 9,016	$ 29,838

(a) Dividends from affiliated investments	$ 229	$ 334	$ 46	$ 113	$ 25	$ 159	$ 178
(b) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007

			JNL/Franklin	JNL/Franklin		JNL/Franklin
	JNL/FI	JNL/FI	Templeton	Templeton	JNL/Franklin	Templeton
	Balanced	Mid-Cap	Founding	Global Growth	Templeton	Mutual Shares
	Fund	Equity Fund	Strategy Fund (b)	Fund (b)	Income Fund	Fund (b)
Investment income
Dividends (a)	$ 819	$ 951	$ -	$ 1,176	$ 1,317	$ 1,427
Foreign taxes withheld	(11)	(15)	-	(121)	(10)	(115)
Interest	1,314	-	-	261	3,949	328
Securities lending	49	52	-	27	39	-
Total investment income	2,171	988	-	1,343	5,295	1,640

Expenses
Advisory fees	568	709	-	266	694	365
Administrative fees	83	101	42	53	91	49
12b-1 fee (Class A)	166	202	-	71	183	97
Legal fees	1	2	-	-	1	-
Trustee fees	3	3	1	-	1	1
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	6	2	-	1	1	1
Total expenses	827	1,019	43	391	971	513
Net investment income (loss)	1,344	(31)	(43)	952	4,324	1,127

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	7,982	19,374	(175)	64	712	380
Foreign currency related items	(2)	(8)	-	(47)	(15)	(33)
Futures contracts and options written	-	-	-	-	-	1
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	1	5	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	3,532	2,593	9,516	4,694	(757)	5,885
Foreign currency related items	-	(2)	-	3	-	(457)
Futures contracts and options written	-	-	-	-	-	92
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	11,513	21,962	9,341	4,714	(60)	5,868

Net increase (decrease) in net assets
from operations	$ 12,857	$ 21,931	$ 9,298	$ 5,666	$ 4,264	$ 6,995

(a) Dividends from affiliated investments	$ 49	$ 133	$ -	$ -	$ 4	$ -
(b) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007

		JNL/Goldman		JNL/Goldman
	JNL/Franklin	Sachs Core	JNL/Goldman	Sachs Short	JNL/JPMorgan	JNL/JPMorgan
	Templeton Small	Plus Bond	Sachs Mid Cap	Duration	International	International
	Cap Value Fund	Fund	Value Fund	Bond Fund	Equity Fund	Value Fund
Investment income
Dividends (a)	$ 1,165	$ 170	$ 1,856	$ 30	$ 7,276	$ 13,450
Foreign taxes withheld	(6)	-	-	-	(832)	(1,689)
Interest	-	14,055	-	9,481	48	12
Securities lending	87	79	12	13	213	356
Total investment income	1,246	14,304	1,868	9,524	6,705	12,129

Expenses
Advisory fees	574	1,492	710	622	1,244	1,965
Administrative fees	68	245	98	140	275	447
12b-1 fee (Class A)	135	489	196	280	350	596
Legal fees	1	4	1	2	2	4
Trustee fees	2	7	3	5	5	8
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	1	5	1	3	3	5
Total expenses	781	2,242	1,009	1,052	1,879	3,025
Net investment income (loss)	465	12,062	859	8,472	4,826	9,104

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	2,227	(663)	13,350	298	6,093	47,934
Foreign currency related items	-	231	-	-	87	(1,531)
Futures contracts and options written	-	(172)	-	(603)	-	679
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	11	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	9,339	(7,025)	2,612	(2,340)	24,392	13,508
Foreign currency related items	-	(339)	-	-	5	651
Futures contracts and options written	-	335	-	(174)	-	(222)
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	11,566	(7,633)	15,973	(2,819)	30,577	61,019

Net increase (decrease) in net assets
from operations	$ 12,031	$ 4,429	$ 16,832	$ 5,653	$ 35,403	$ 70,123

(a) Dividends from affiliated investments	$ 246	$ 148	$ 186	$ 42	$ 312	$ 376

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007

						JNL/Mellon
	JNL/JPMorgan				JNL/Mellon	Capital
	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard	Capital	Management
	& Quality	Emerging	Mid Cap	Small Cap	Management	Bond Index
	Bond Fund	Markets Fund	Value Fund	Value Fund	10 X 10 Fund (b)	Fund
Investment income
Dividends (a)	$ 95	$ 2,496	$ 1,967	$ 1,013	$ -	$ 153
Foreign taxes withheld	-	(184)	-	-	-	-
Interest	6,435	1	-	-	-	6,937
Securities lending	96	15	22	90	-	54
Total investment income	6,626	2,328	1,989	1,103	-	7,144

Expenses
Advisory fees	591	702	881	585	-	405
Administrative fees	123	109	122	78	-	135
12b-1 fee (Class A)	246	145	241	156	-	269
Legal fees	2	1	2	1	-	2
Trustee fees	4	2	4	3	-	4
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	2	1	2	1	-	2
Total expenses	968	960	1,252	824	-	817
Net investment income (loss)	5,658	1,368	737	279	-	6,327

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	(815)	6,951	27,508	8,959	-	(167)
Foreign currency related items	(7)	(198)	-	-	-	-
Futures contracts and options written	(101)	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	(13)
Brokerage commissions recaptured	-	-	47	73	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(4,212)	17,681	330	(573)	21	(4,649)
Foreign currency related items	34	(2)	-	-	-	-
Futures contracts and options written	232	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(4,869)	24,432	27,885	8,459	21	(4,829)

Net increase (decrease) in net assets
from operations	$ 789	$ 25,800	$ 28,622	$ 8,738	$ 21	$ 1,498

(a) Dividends from affiliated investments	$ 87	$ 243	$ 355	$ 108	$ -	$ 206
(b) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007
	JNL/Mellon
	Capital		JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Management	JNL/Mellon	Capital	Capital	Capital	Capital
	Enhanced	Capital	Management	Management	Management	Management
	S&P 500 Stock	Management	International	S&P 400 MidCap	S&P 500 Index	Small Cap
	Index Fund	Index 5 Fund (b)	Index Fund	Index Fund	Fund	Index Fund
Investment income
Dividends (a)	$ 793	$ -	$ 11,090	$ 3,802	$ 5,969	$ 2,842
Foreign taxes withheld	-	-	(1,286)	-	-	(1)
Interest	4	-	35	12	19	10
Securities lending	1	-	374	64	21	294
Total investment income	798	-	10,213	3,878	6,009	3,145

Expenses
Advisory fees	205	-	801	632	843	520
Administrative fees	43	-	406	218	300	179
12b-1 fee (Class A)	85	-	534	432	588	356
Legal fees	1	-	4	3	4	3
Trustee fees	1	-	8	6	9	5
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	5	-	6	25	37	4
Total expenses	340	-	1,759	1,316	1,781	1,067
Net investment income (loss)	458	-	8,454	2,562	4,228	2,078

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	3,898	18	1,673	12,788	1,928	13,624
Foreign currency related items	-	-	(71)	-	-	-
Futures contracts and options written	187	-	379	643	498	91
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	913	(6)	44,741	30,604	32,277	5,603
Foreign currency related items	-	-	71	-	-	-
Futures contracts and options written	(35)	-	(98)	(81)	(76)	(16)
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	4,963	12	46,695	43,954	34,627	19,302

Net increase (decrease) in net assets
from operations	$ 5,421	$ 12	$ 55,149	$ 46,516	$ 38,855	$ 21,380

(a) Dividends from affiliated investments	$ 78	$ -	$ 666	$ 330	$ 437	$ 537
(b) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007

	JNL/			JNL/PPM
	Oppenheimer	JNL/PIMCO	JNL/PIMCO	America	JNL/PPM	JNL/Putnam
	Global	Real Return	Total Return	High Yield	America Value	Equity
	Growth Fund	Fund (b)	Bond Fund	Bond Fund	Equity Fund	Fund
Investment income
Dividends (a)	$ 4,180	$ 135	$ 1,036	$ 213	$ 2,439	$ 548
Foreign taxes withheld	(419)	-	-	-	-	-
Interest	-	5,054	19,135	15,810	2	25
Securities lending	173	-	-	189	8	10
Total investment income	3,934	5,189	20,171	16,212	2,449	583

Expenses
Advisory fees	1,120	598	2,069	923	607	366
Administrative fees	243	120	414	192	109	54
12b-1 fee (Class A)	323	239	820	380	218	108
Legal fees	2	1	6	3	2	1
Trustee fees	5	2	13	6	3	2
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	9	2	8	4	2	1
Total expenses	1,702	962	3,330	1,508	941	532
Net investment income (loss)	2,232	4,227	16,841	14,704	1,508	51

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	19,826	(3,083)	(819)	4,640	14,441	10,439
Foreign currency related items	(61)	78	1,581	-	-	-
Futures contracts and options written	-	1,217	(4,845)	-	-	99
Investment securities sold short	-	-	(167)	-	-	-
Brokerage commissions recaptured	-	-	-	-	13	13
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	4,712	(68)	(10,414)	(11,439)	1,207	(4,723)
Foreign currency related items	37	(38)	1,355	-	-	-
Futures contracts and options written	-	(418)	(3,161)	-	-	-
Investment securities sold short	-	-	73	-	-	-
Net realized and unrealized gain (loss)	24,514	(2,312)	(16,397)	(6,799)	15,661	5,828

Net increase (decrease) in net assets
from operations	$ 26,746	$ 1,915	$ 444	$ 7,905	$ 17,169	$ 5,879

(a) Dividends from affiliated investments	$ 108	$ -	$ -	$ 184	$ 47	$ -
(b) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007

				JNL/S&P
			JNL/S&P	Disciplined	JNL/S&P	JNL/S&P
	JNL/Putnam	JNL/S&P	Disciplined	Moderate	Managed	Managed
	Midcap	Disciplined	Moderate	Growth	Aggressive	Conservative
	Growth Fund	Growth Fund (b)	Fund (b)	Fund (b)	Growth Fund	Fund
Investment income
Dividends (a)	$ 126	$ -	$ -	$ -	$ 48	$ -
Foreign taxes withheld	-	-	-	-	-	-
Interest	14	-	-	-	-	-
Securities lending	5	-	-	-	-	-
Total investment income	145	-	-	-	48	-

Expenses
Advisory fees	141	1	2	4	398	106
Administrative fees	19	1	1	1	172	41
12b-1 fee (Class A)	37	-	-	-	-	-
Legal fees	-	-	-	-	5	1
Trustee fees	1	-	-	-	11	2
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	-	-	-	-	7	1
Total expenses	198	2	3	5	593	151
Net investment income (loss)	(53)	(2)	(3)	(5)	(545)	(151)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	3,851	10	32	12	41,538	2,032
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	9	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(1,281)	181	105	341	19,144	1,445
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	2,579	191	137	353	60,682	3,477

Net increase (decrease) in net assets
from operations	$ 2,526	$ 189	$ 134	$ 348	$ 60,137	$ 3,326

(a) Dividends from affiliated investments	$ -	$ -	$ -	$ -	$ 48	$ -
(b) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007

				JNL/S&P	JNL/S&P	JNL/S&P
		JNL/S&P	JNL/S&P	Growth	Moderate	Moderate
	JNL/S&P	Managed	Managed	Retirement	Growth	Retirement
	Managed	Moderate	Moderate	Strategy	Retirement	Strategy
	Growth Fund	Fund	Growth Fund	Fund (b)	Strategy Fund (b)	Fund (b)
Investment income
Dividends (a)	$ 55	$ -	$ 33	$ 22	$ 29	$ 38
Foreign taxes withheld	-	-	-	-	-	-
Interest	-	-	-	-	-	-
Securities lending	-	-	-	1	1	1
Total investment income	55	-	33	23	30	39

Expenses
Advisory fees	637	236	607	4	4	4
Administrative fees	320	91	302	1	1	1
12b-1 fee (Class A)	-	-	-	3	2	2
Legal fees	10	2	9	-	-	-
Trustee fees	20	5	18	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	13	3	12	-	-	-
Total expenses	1,000	337	948	8	7	7
Net investment income (loss)	(945)	(337)	(915)	15	23	32

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	60,609	6,608	45,188	2	1	3
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	43,402	9,752	32,119	153	93	36
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	104,011	16,360	77,307	155	94	39

Net increase (decrease) in net assets
from operations	$ 103,066	$ 16,023	$ 76,392	$ 170	$ 117	$ 71

(a) Dividends from affiliated investments	$ 55	$ -	$ 33	$ -	$ -	$ -
(b) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007

	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	JNL/Select	JNL/Select
	Retirement	Retirement	Retirement	Retirement	Balanced	Global Growth
	2015 Fund	2020 Fund	2025 Fund	Income Fund	Fund	Fund
Investment income
Dividends (a)	$ -	$ -	$ -	$ -	$ 4,076	$ 675
Foreign taxes withheld	-	-	-	-	(72)	(63)
Interest	-	-	-	-	3,760	-
Securities lending	-	-	-	-	74	30
Total investment income	-	-	-	-	7,838	642

Expenses
Advisory fees	4	2	1	9	1,093	449
Administrative fees	2	1	1	4	228	90
12b-1 fee (Class A)	-	-	-	-	455	120
Legal fees	-	-	-	-	3	1
Trustee fees	-	-	-	-	7	2
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	-	-	-	-	4	1
Total expenses	6	3	2	13	1,790	663
Net investment income (loss)	(6)	(3)	(2)	(13)	6,048	(21)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	99	73	52	164	7,407	14,719
Foreign currency related items	-	-	-	-	-	(13)
Futures contracts and options written	-	-	-	-	46	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	1	9
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	407	187	109	312	15,525	(3,269)
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	(63)	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	506	260	161	476	22,916	11,446

Net increase (decrease) in net assets
from operations	$ 500	$ 257	$ 159	$ 463	$ 28,964	$ 11,425

(a) Dividends from affiliated investments	$ -	$ -	$ -	$ -	$ 619	$ 27

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007

				JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	JNL/Select		Price	Price	Price
	Large Cap	Money	JNL/Select	Established	Mid-Cap	Value
	Growth Fund	Market Fund	Value Fund	Growth Fund	Growth Fund	Fund
Investment income
Dividends (a)	$ 757	$ 2	$ 5,284	$ 6,342	$ 3,679	$ 10,253
Foreign taxes withheld	(29)	-	(46)	(237)	(13)	(167)
Interest	-	8,857	-	-	-	83
Securities lending	10	-	19	104	153	111
Total investment income	738	8,859	5,257	6,209	3,819	10,280

Expenses
Advisory fees	534	464	1,284	2,454	2,249	2,177
Administrative fees	77	166	242	431	316	336
12b-1 fee (Class A)	153	328	470	828	604	671
Legal fees	1	2	4	7	5	5
Trustee fees	3	5	8	16	10	11
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	2	3	5	8	7	7
Total expenses	770	968	2,013	3,744	3,191	3,207
Net investment income (loss)	(32)	7,891	3,244	2,465	628	7,073

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	6,306	1	15,134	46,902	56,466	36,487
Foreign currency related items	-	-	-	(114)	-	(5)
Futures contracts and options written	-	-	-	-	-	3
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	6	-	9	14	13	1
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	6,545	-	20,629	18,462	31,390	20,352
Foreign currency related items	-	-	-	(16)	-	1
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	12,857	1	35,772	65,248	87,869	56,839

Net increase (decrease) in net assets
from operations	$ 12,825	$ 7,892	$ 39,016	$ 67,713	$ 88,497	$ 63,912

(a) Dividends from affiliated investments	$ 31	$ -	$ 241	$ 603	$ 563	$ 443

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007

				JNL/Credit
	JNL/AIM	JNL/AIM	JNL/AIM	Suisse Global	JNL/Credit	JNL/Eagle	JNL/Eagle
	Large Cap	Real Estate	Small Cap	Natural Resources	Suisse Long/	Core Equity	SmallCap
Operations	Growth Fund	Fund	Growth Fund	Fund (a)	Short Fund (a)	Fund	Equity Fund
Net investment income (loss)	$ 282	$ 4,349	$ (219)	$ 405	$ (97)	$ 721	$ (463)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-
Investments and swaps	17,443	14,254	2,786	748	887	8,779	18,132
Foreign currency related items	5	(59)	-	(144)	-	-	-
Futures contracts and options written	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	3	-	-
Brokerage commission recapture	14	30	1	-	-	17	16
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	8,665	(42,227)	4,614	11,517	2,764	(501)	12,153
Foreign currency related items	-	-	-	(2)	-	-	-
Futures contracts and options written	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	136	-	-
Net increase (decrease) in net assets
from operations	26,409	(23,653)	7,182	12,524	3,693	9,016	29,838

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	65,761	165,336	17,714	130,022	65,795	8,708	62,016
Class B	60	294	7	162	100	10	51
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(101,885)	(115,080)	(11,283)	(21,764)	(16,410)	(43,239)	(60,642)
Class B	(32)	(73)	(11)	(6)	-	(5)	(14)
Net increase (decrease) in net assets from

share transactions	(36,096)	50,477	6,427	108,414	49,485	(34,526)	1,411

Net increase (decrease) in net assets	(9,687)	26,824	13,609	120,938	53,178	(25,510)	31,249

Net assets beginning of period	397,047	254,935	53,480	-	-	178,147	199,341

Net assets end of period	$ 387,360	$ 281,759	$ 67,089	$ 120,938	$ 53,178	$ 152,637	$ 230,590

Undistributed net investment
income (accumulated loss)	$ 771	$ 7,952	$ (219)	$ 405	$ (97)	$ 2,428	$ (463)

¹Share transactions
Shares sold
Class A	4,719	10,028	1,171	11,512	6,485	493	2,586
Class B	4	18	1	15	10	-	2
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(7,378)	(7,129)	(743)	(1,895)	(1,574)	(2,474)	(2,618)
Class B	(2)	(5)	(1)	-	-	-	(1)
Net increase (decrease)
Class A	(2,659)	2,899	428	9,617	4,911	(1,981)	(32)

Class B	2	13	-	15	10	-	1

(a) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007

			JNL/Franklin	JNL/Franklin		JNL/Franklin
	JNL/FI	JNL/FI	Templeton	Templeton	JNL/Franklin	Templeton
	Balanced	Mid-Cap	Founding	Global Growth	Templeton	Mutual Shares
Operations	Fund	Equity Fund	Strategy Fund (a)	Fund (a)	Income Fund	Fund (a)
Net investment income (loss)	$ 1,344	$ (31)	$ (43)	$ 952	$ 4,324	$ 1,127
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments and swaps	7,982	19,374	(175)	64	712	380
Foreign currency related items	(2)	(8)	-	(47)	(15)	(33)
Futures contracts and options written	-	-	-	-	-	1
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	1	5	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	3,532	2,593	9,516	4,694	(757)	5,885
Foreign currency related items	-	(2)	-	3	-	(457)
Futures contracts and options written	-	-	-	-	-	92
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	12,857	21,931	9,298	5,666	4,264	6,995

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	28,794	15,748	476,211	195,545	322,804	233,876
Class B	53	15	-	172	101	145
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(28,103)	(50,748)	(53,069)	(27,060)	(43,837)	(24,545)
Class B	(3)	(4)	-	-	(6)	-
Net increase (decrease) in net assets from
share transactions	741	(34,989)	423,142	168,657	279,062	209,476

Net increase (decrease) in net assets	13,598	(13,058)	432,440	174,323	283,326	216,471

Net assets beginning of period	162,909	221,667	-	-	64,767	-

Net assets end of period	$ 176,507	$ 208,609	$ 432,440	$ 174,323	$ 348,093	$ 216,471

Undistributed net investment
income (accumulated loss)	$ 3,549	$ (31)	$ (43)	$ 952	$ 4,324	$ 1,127

¹Share transactions
Shares sold
Class A	2,309	793	46,172	19,068	29,185	22,714
Class B	4	1	-	17	9	14
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-

Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(2,274)	(2,641)	(5,215)	(2,649)	(3,989)	(2,396)
Class B	-	(1)	-	-	(1)	-
Net increase (decrease)
Class A	35	(1,848)	40,957	16,419	25,196	20,318

Class B	4	-	-	17	8	14

(a) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007

		JNL/Goldman		JNL/Goldman
	JNL/Franklin	Sachs Core	JNL/Goldman	Sachs Short	JNL/JPMorgan	JNL/JPMorgan
	Templeton Small	Plus Bond	Sachs Mid Cap	Duration	International	International
Operations	Cap Value Fund	Fund	Value Fund	Bond Fund	Equity Fund	Value Fund
Net investment income (loss)	$ 465	$ 12,062	$ 859	$ 8,472	$ 4,826	$ 9,104
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments and swaps	2,227	(663)	13,350	298	6,093	47,934
Foreign currency related items	-	231	-	-	87	(1,531)
Futures contracts and options written	-	(172)	-	(603)	-	679
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	-	-	11	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	9,339	(7,025)	2,612	(2,340)	24,392	13,508
Foreign currency related items	-	(339)	-	-	5	651
Futures contracts and options written	-	335	-	(174)	-	(222)
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	12,031	4,429	16,832	5,653	35,403	70,123

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	44,714	131,560	104,568	97,690	151,086	237,732
Class B	40	98	98	-	2,289	139
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(38,068)	(68,798)	(37,224)	(128,602)	(51,646)	(98,480)
Class B	(21)	(36)	(22)	-	(1,877)	(51)
Net increase (decrease) in net assets from
share transactions	6,665	62,824	67,420	(30,912)	99,852	139,340

Net increase (decrease) in net assets	18,696	67,253	84,252	(25,259)	135,255	209,463

Net assets beginning of period	130,847	461,149	144,638	327,174	274,429	486,053

Net assets end of period	$ 149,543	$ 528,402	$ 228,890	$ 301,915	$ 409,684	$ 695,516

Undistributed net investment
income (accumulated loss)	$ 1,161	$ 31,073	$ 1,815	$ 17,027	$ 4,484	$ 15,893

¹Share transactions
Shares sold
Class A	3,316	11,227	7,612	9,377	10,191	16,245
Class B	3	8	7	-	151	9
Shares issued in connection with acquisition

Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(2,864)	(5,876)	(2,684)	(12,415)	(3,429)	(6,712)
Class B	(2)	(2)	(2)	-	(122)	(3)
Net increase (decrease)
Class A	452	5,351	4,928	(3,038)	6,762	9,533

Class B	1	6	5	-	29	6

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007

						JNL/Mellon
	JNL/JPMorgan				JNL/Mellon	Capital
	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard	Capital	Management
	& Quality	Emerging	Mid Cap	Small Cap	Management	Bond Index
Operations	Bond Fund	Markets Fund	Value Fund	Value Fund	10 X 10 Fund (a)	Fund
Net investment income (loss)	$ 5,658	$ 1,368	$ 737	$ 279	$ -	$ 6,327
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments and swaps	(815)	6,951	27,508	8,959	-	(167)
Foreign currency related items	(7)	(198)	-	-	-	-
Futures contracts and options written	(101)	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	(13)
Brokerage commission recapture	-	-	47	73	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(4,212)	17,681	330	(573)	21	(4,649)
Foreign currency related items	34	(2)	-	-	-	-
Futures contracts and options written	232	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	789	25,800	28,622	8,738	21	1,498

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	49,549	105,719	68,833	22,357	8,010	82,259
Class B	4	72	1,397	49	-	394
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(38,651)	(27,574)	(38,181)	(28,803)	(55)	(37,328)
Class B	(2)	(5)	(461)	(42)	-	(230)
Net increase (decrease) in net assets from
share transactions	10,900	78,212	31,588	(6,439)	7,955	45,095

Net increase (decrease) in net assets	11,689	104,012	60,210	2,299	7,976	46,593

Net assets beginning of period	235,228	88,776	220,739	154,741	-	248,181

Net assets end of period	$ 246,917	$ 192,788	$ 280,949	$ 157,040	$ 7,976	$ 294,774

Undistributed net investment
income (accumulated loss)	$ 14,877	$ 1,783	$ 929	$ 322	$ -	$ 15,643

¹Share transactions
Shares sold
Class A	4,304	9,265	4,541	1,768	778	7,456
Class B	-	6	92	4	-	35
Shares issued in connection with acquisition

Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(3,355)	(2,407)	(2,539)	(2,266)	(5)	(3,387)
Class B	-	-	(30)	(3)	-	(21)
Net increase (decrease)
Class A	949	6,858	2,002	(498)	773	4,069

Class B	-	6	62	1	-	14

(a) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007
	JNL/Mellon
	Capital		JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Management	JNL/Mellon	Capital	Capital	Capital	Capital
	Enhanced	Capital	Management	Management	Management	Management
	S&P 500 Stock	Management	International	S&P 400 MidCap	S&P 500 Index	Small Cap
Operations	Index Fund	Index 5 Fund (a)	Index Fund	Index Fund	Fund	Index Fund
Net investment income (loss)	$ 458	$ -	$ 8,454	$ 2,562	$ 4,228	$ 2,078
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments and swaps	3,898	18	1,673	12,788	1,928	13,624
Foreign currency related items	-	-	(71)	-	-	-
Futures contracts and options written	187	-	379	643	498	91
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	913	(6)	44,741	30,604	32,277	5,603
Foreign currency related items	-	-	71	-	-	-
Futures contracts and options written	(35)	-	(98)	(81)	(76)	(16)
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	5,421	12	55,149	46,516	38,855	21,380

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	32,251	7,019	138,107	120,596	109,520	77,008
Class B	19	-	3,016	1,150	2,351	933
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(18,937)	(1,825)	(89,466)	(58,945)	(78,353)	(53,051)
Class B	(10)	-	(982)	(466)	(889)	(591)
Net increase (decrease) in net assets from
share transactions	13,323	5,194	50,675	62,335	32,629	24,299

Net increase (decrease) in net assets	18,744	5,206	105,824	108,851	71,484	45,679

Net assets beginning of period	77,851	-	503,469	383,967	568,726	341,838

Net assets end of period	$ 96,595	$ 5,206	$ 609,293	$ 492,818	$ 640,210	$ 387,517

Undistributed net investment
income (accumulated loss)	$ 1,209	$ -	$ 10,104	$ 3,589	$ 4,361	$ 3,333

¹Share transactions
Shares sold
Class A	3,525	690	7,908	7,475	8,807	5,028
Class B	2	-	172	73	188	62
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-

Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(2,091)	(178)	(5,179)	(3,679)	(6,304)	(3,488)
Class B	(1)	-	(55)	(29)	(70)	(38)
Net increase (decrease)
Class A	1,434	512	2,729	3,796	2,503	1,540

Class B	1	-	117	44	118	24

(a) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007

	JNL/			JNL/PPM
	Oppenheimer	JNL/PIMCO	JNL/PIMCO	America	JNL/PPM	JNL/Putnam
	Global	Real Return	Total Return	High Yield	America Value	Equity
Operations	Growth Fund	Fund (a)	Bond Fund	Bond Fund	Equity Fund	Fund
Net investment income (loss)	$ 2,232	$ 4,227	$ 16,841	$ 14,704	$ 1,508	$ 51
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments and swaps	19,826	(3,083)	(819)	4,640	14,441	10,439
Foreign currency related items	(61)	78	1,581	-	-	-
Futures contracts and options written	-	1,217	(4,845)	-	-	99
Investment securities sold short	-	-	(167)	-	-	-
Brokerage commission recapture	-	-	-	-	13	13
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	4,712	(68)	(10,414)	(11,439)	1,207	(4,723)
Foreign currency related items	37	(38)	1,355	-	-	-
Futures contracts and options written	-	(418)	(3,161)	-	-	-
Investment securities sold short	-	-	73	-	-	-
Net increase (decrease) in net assets
from operations	26,746	1,915	444	7,905	17,169	5,879

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	52,960	343,074	250,150	145,461	87,244	3,422
Class B	137	101	1,513	693	6	7
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(90,337)	(52,332)	(138,871)	(127,585)	(43,021)	(50,565)
Class B	(62)	-	(744)	(449)	(6)	(2)
Net increase (decrease) in net assets from
share transactions	(37,302)	290,843	112,048	18,120	44,223	(47,138)

Net increase (decrease) in net assets	(10,556)	292,758	112,492	26,025	61,392	(41,259)

Net assets beginning of period	349,632	-	767,129	370,196	165,863	143,351

Net assets end of period	$ 339,076	$ 292,758	$ 879,621	$ 396,221	$ 227,255	$ 102,092

Undistributed net investment

income (accumulated loss)	$ 4,131	$ 4,227	$ 24,586	$ 15,131	$ 3,092	$ 559

¹Share transactions
Shares sold
Class A	3,371	34,109	21,310	17,225	4,178	148
Class B	9	10	123	77	-	1
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(5,812)	(5,140)	(11,830)	(15,154)	(2,015)	(2,189)
Class B	(4)	-	(60)	(49)	-	-
Net increase (decrease)
Class A	(2,441)	28,969	9,480	2,071	2,163	(2,041)

Class B	5	10	63	28	-	1

(a) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007

				JNL/S&P
			JNL/S&P	Disciplined	JNL/S&P	JNL/S&P
	JNL/Putnam	JNL/S&P	Disciplined	Moderate	Managed	Managed
	Midcap	Disciplined	Moderate	Growth	Aggressive	Conservative
Operations	Growth Fund	Growth Fund (a)	Fund (a)	Fund (a)	Growth Fund	Fund
Net investment income (loss)	$ (53)	$ (2)	$ (3)	$ (5)	$ (545)	$ (151)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments and swaps	3,851	10	32	12	41,538	2,032
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	9	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(1,281)	181	105	341	19,144	1,445
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	2,526	189	134	348	60,137	3,326

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	7,314	5,372	8,665	14,371	66,188	83,241
Class B	9	-	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(9,421)	(444)	(1,450)	(1,394)	(84,187)	(35,317)
Class B	(4)	-	-	-	-	-
Net increase in net assets from share
transactions	(2,102)	4,928	7,215	12,977	(17,999)	47,924

Net increase in net assets	424	5,117	7,349	13,325	42,138	51,250

Net assets beginning of period	36,820	-	-	-	672,325	137,126

Net assets end of period	$ 37,244	$ 5,117	$ 7,349	$ 13,325	$ 714,463	$ 188,376

Undistributed net investment
income (accumulated loss)	$ (53)	$ (2)	$ (3)	$ (5)	$ 2,306	$ 1,892

¹Share transactions
Shares sold
Class A	737	518	840	1,384	4,548	7,236
Class B	1	-	-	-	-	-
Shares issued in connection with acquisition

Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(935)	(42)	(140)	(135)	(5,814)	(3,065)
Class B	-	-	-	-	-	-
Net increase
Class A	(198)	476	700	1,249	(1,266)	4,171

Class B	1	-	-	-	-	-

(a) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007
JNL/S&P
				JNL/S&P	Moderate	JNL/S&P
		JNL/S&P	JNL/S&P	Growth	Growth	Moderate
	JNL/S&P	Managed	Managed	Retirement	Retirement	Retirement
	Managed	Moderate	Moderate	Strategy	Strategy	Strategy
Operations	Growth Fund	Fund	Growth Fund	Fund (a)	Fund (a)	Fund (a)
Net investment income (loss)	$ (945)	$ (337)	$ (915)	$ 15	$ 23	$ 32
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments and swaps	60,609	6,608	45,188	2	1	3
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	43,402	9,752	32,119	153	93	36
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	103,066	16,023	76,392	170	117	71

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	137,620	134,272	238,689	2,985	2,674	2,512
Class B	-	-	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(151,617)	(43,996)	(121,442)	(2)	(1)	-
Class B	-	-	-	-	-	-
Net increase in net assets from share
transactions	(13,997)	90,276	117,247	2,983	2,673	2,512

Net increase in net assets	89,069	106,299	193,639	3,153	2,790	2,583

Net assets beginning of period	1,246,802	314,249	1,123,984	-	-	-

Net assets end of period	$ 1,335,871	$ 420,548	$ 1,317,623	$ 3,153	$ 2,790	$ 2,583

Undistributed net investment
income (accumulated loss)	$ 2,899	$ 3,056	$ 1,832	$ 15	$ 23	$ 32

¹Share transactions
Shares sold
Class A	9,698	10,961	17,592	297	267	251
Class B	-	-	-	-	-	-
Shares issued in connection with acquisition

Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(10,688)	(3,595)	(8,967)	-	-	-
Class B	-	-	-	-	-	-
Net increase
Class A	(990)	7,366	8,625	297	267	251

Class B	-	-	-	-	-	-

(a) Period from January 17, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007

	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	JNL/Select	JNL/Select
	Retirement	Retirement	Retirement	Retirement	Balanced	Global Growth
Operations	2015 Fund	2020 Fund	2025 Fund	Income Fund	Fund	Fund
Net investment income (loss)	$ (6)	$ (3)	$ (2)	$ (13)	$ 6,048	$ (21)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments and swaps	99	73	52	164	7,407	14,719
Foreign currency related items	-	-	-	-	-	(13)
Futures contracts and options written	-	-	-	-	46	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	-	-	-	-	1	9
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	407	187	109	312	15,525	(3,269)
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	(63)	-
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	500	257	159	463	28,964	11,425

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	5,760	3,986	1,570	9,519	83,076	6,446
Class B	-	-	-	-	458	15
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(946)	(618)	(410)	(1,384)	(64,500)	(61,986)
Class B	-	-	-	-	(29)	(5)
Net increase (decrease) in net assets from
share transactions	4,814	3,368	1,160	8,135	19,005	(55,530)

Net increase (decrease) in net assets	5,314	3,625	1,319	8,598	47,969	(44,105)

Net assets beginning of period	5,128	2,356	1,133	9,889	440,144	160,411

Net assets end of period	$ 10,442	$ 5,981	$ 2,452	$ 18,487	$ 488,113	$ 116,306

Undistributed net investment
income (accumulated loss)	$ 41	$ 17	$ 7	$ 148	$ 16,249	$ 507

¹Share transactions
Shares sold
Class A	501	338	134	863	4,642	282
Class B	-	-	-	-	26	1
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(82)	(53)	(34)	(125)	(3,615)	(2,734)
Class B	-	-	-	-	(1)	-
Net increase (decrease)
Class A	419	285	100	738	1,027	(2,452)

Class B	-	-	-	-	25	1

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007

				JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	JNL/Select		Price	Price	Price
	Large Cap	Money	JNL/Select	Established	Mid-Cap	Value
Operations	Growth Fund	Market Fund	Value Fund	Growth Fund	Growth Fund	Fund
Net investment income (loss)	$ (32)	$ 7,891	$ 3,244	$ 2,465	$ 628	$ 7,073
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments and swaps	6,306	1	15,134	46,902	56,466	36,487
Foreign currency related items	-	-	-	(114)	-	(5)
Futures contracts and options written	-	-	-	-	-	3
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	6	-	9	14	13	1
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	6,545	-	20,629	18,462	31,390	20,352
Foreign currency related items	-	-	-	(16)	-	1
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	12,825	7,892	39,016	67,713	88,497	63,912

Distributions to shareholders
From net investment income
Class A	-	(7,808)	-	-	-	-
Class B	-	(84)	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	(7,892)	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	10,567	511,232	110,517	103,752	93,275	102,843
Class B	6	4,303	2,564	3,477	3,155	163
Proceeds in connection with acquisition
Class A	-	-	-	247,425	-	-
Class B	-	-	-	57	-	-
Reinvestment of distributions
Class A	-	7,808	-	-	-	-
Class B	-	84	-	-	-	-
Cost of shares redeemed
Class A	(57,240)	(321,543)	(117,936)	(141,190)	(144,349)	(128,009)
Class B	(2)	(3,042)	(1,069)	(3,690)	(2,943)	(77)
Net increase (decrease) in net assets from
share transactions	(46,669)	198,842	(5,924)	209,831	(50,862)	(25,080)

Net increase (decrease) in net assets	(33,844)	198,842	33,092	277,544	37,635	38,832

Net assets beginning of period	186,597	272,050	494,781	782,956	650,867	682,102

Net assets end of period	$ 152,753	$ 470,892	$ 527,873	$ 1,060,500	$ 688,502	$ 720,934

Undistributed net investment
income (accumulated loss)	$ (32)	$ (1)	$ 3,244	$ 3,140	$ 691	$ 15,866

¹Share transactions
Shares sold
Class A	478	511,232	5,437	4,566	2,953	6,297
Class B	-	4,303	127	155	104	10
Shares issued in connection with acquisition
Class A	-	-	-	10,568	-	-
Class B	-	-	-	3	-	-
Reinvestment of distributions
Class A	-	7,808	-	-	-	-
Class B	-	84	-	-	-	-
Shares redeemed
Class A	(2,605)	(321,543)	(5,927)	(6,234)	(4,734)	(7,959)
Class B	-	(3,042)	(53)	(162)	(94)	(5)
Net increase (decrease)
Class A	(2,127)	197,497	(490)	8,900	(1,781)	(1,662)

Class B	-	1,345	74	(4)	10	5

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006

	JNL/AIM	JNL/AIM	JNL/AIM	JNL/Eagle	JNL/Eagle	JNL/FI
	Large Cap	Real Estate	Small Cap	Core Equity	SmallCap	Balanced
Operations	Growth Fund	Fund	Growth Fund	Fund	Equity Fund	Fund
Net investment income (loss)	$ 435	$ 4,560	$ (415)	$ 1,782	$ (1,170)	$ 2,229
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments	21,899	9,315	5,307	21,744	21,022	11,651
Foreign currency related items	55	(77)	-	-	-	(16)
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	50	31	5	74	84	10
Net change in unrealized appreciation or
depreciation on:
Investments	7,223	33,361	1,904	(488)	11,720	1,156
Foreign currency related items	2	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	29,664	47,190	6,801	23,112	31,656	15,030

Distributions to shareholders
From net investment income
Class A	(89)	(736)	-	(31)	-	(1,392)
Class B	-	(1)	-	-	-	(1)
From net realized gains
Class A	-	(1,684)	(4,161)	-	(16,048)	(2,603)
Class B	-	(2)	(17)	-	(19)	(3)
Total distributions to shareholders	(89)	(2,423)	(4,178)	(31)	(16,067)	(3,999)

Share transactions¹
Proceeds from the sale of shares
Class A	135,288	186,799	21,643	12,818	74,236	53,686
Class B	126	252	50	25	105	26
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	89	2,420	4,161	31	16,048	3,995
Class B	-	3	17	-	19	4
Cost of shares redeemed
Class A	(129,643)	(58,571)	(24,929)	(102,219)	(66,230)	(33,865)
Class B	(41)	(90)	(19)	(9)	(42)	(7)
Net increase (decrease) in net assets from
share transactions	5,819	130,813	923	(89,354)	24,136	23,839

Net increase (decrease) in net assets	35,394	175,580	3,546	(66,273)	39,725	34,870

Net assets beginning of period	361,653	79,355	49,934	244,420	159,616	128,039

Net assets end of period	$ 397,047	$ 254,935	$ 53,480	$ 178,147	$ 199,341	$ 162,909

Undistributed (excess of distribution
over) net investment income	$ 489	$ 3,603	$ -	$ 1,707	$ -	$ 2,205

¹Share transactions
Shares sold
Class A	10,538	13,416	1,483	797	3,297	4,665
Class B	10	18	3	2	5	3
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-

Reinvestment of distributions
Class A	7	156	291	2	727	335
Class B	-	-	1	-	1	-
Shares redeemed
Class A	(10,020)	(4,227)	(1,722)	(6,392)	(2,978)	(2,943)
Class B	(4)	(7)	(1)	(1)	(2)	(1)
Net increase (decrease)
Class A	525	9,345	52	(5,593)	1,046	2,057

Class B	6	11	3	1	4	2

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006

				JNL/Goldman		JNL/Goldman
	JNL/FI	JNL/Franklin	JNL/Franklin	Sachs Core	JNL/Goldman	Sachs Short
	Mid-Cap	Templeton	Templeton Small	Plus Bond	Sachs Mid Cap	Duration
Operations	Equity Fund	Income Fund (a)	Cap Value Fund	Fund	Value Fund	Bond Fund (a)
Net investment income (loss)	$ (140)	$ 1,444	$ 696	$ 18,956	$ 1,019	$ 8,993
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments	19,345	259	4,826	(1,606)	5,040	(425)
Foreign currency related items	(3)	(2)	-	(13)	-	-
Futures contracts and options written	-	-	-	610	-	(1,891)
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	66	-	-	-	18	-
Net change in unrealized appreciation or
depreciation on:
Investments	5,716	3,116	9,798	1,675	10,655	2,613
Foreign currency related items	-	-	-	29	-	-
Futures contracts and options written	-	-	-	(61)	-	(53)
Investment securities sold short	-	-	-	-	-	-
Net increase in net assets from
operations	24,984	4,817	15,320	19,590	16,732	9,237

Distributions to shareholders
From net investment income
Class A	-	(1,445)	(159)	(358)	(460)	-
Class B	-	(4)	-	-	(1)	-
From net realized gains
Class A	-	(123)	(1,067)	-	(1,947)	-
Class B	-	-	(2)	-	(3)	-
Total distributions to shareholders	-	(1,572)	(1,228)	(358)	(2,411)	-

Share transactions¹
Proceeds from the sale of shares
Class A	48,226	87,819	92,668	215,000	82,189	381,227
Class B	22	104	125	216	100	100
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	1,568	1,226	358	2,407	-
Class B	-	4	2	-	4	-
Cost of shares redeemed
Class A	(68,862)	(27,973)	(49,747)	(112,631)	(40,251)	(63,390)
Class B	(4)	-	(57)	(140)	(72)	-
Net increase (decrease) in net assets from
share transactions	(20,618)	61,522	44,217	102,803	44,377	317,937

Net increase (decrease) in net assets	4,366	64,767	58,309	122,035	58,698	327,174

Net assets beginning of period	217,301	-	72,538	339,114	85,940	-

Net assets end of period	$ 221,667	$ 64,767	$ 130,847	$ 461,149	$ 144,638	$ 327,174

Undistributed (excess of distribution
over) net investment income	$ -	$ -	$ 696	$ 19,011	$ 956	$ 8,555

¹Share transactions
Shares sold
Class A	2,789	8,512	7,630	19,165	6,747	37,972
Class B	1	11	11	18	9	10
Shares issued in connection with acquisition

Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	147	96	31	186	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(3,966)	(2,619)	(4,133)	(10,038)	(3,323)	(6,253)
Class B	-	-	(4)	(12)	(6)	-
Net increase (decrease)
Class A	(1,177)	6,040	3,593	9,158	3,610	31,719

Class B	1	11	7	6	3	10

(a) Period from May 1, 2006 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006

							JNL/Mellon
			JNL/JPMorgan				Capital
	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard	Management
	International	International	& Quality	Emerging	Mid Cap	Small Cap	Bond Index
Operations	Equity Fund	Value Fund	Bond Fund	Markets Fund (a)	Value Fund	Value Fund	Fund
Net investment income (loss)	$ 3,180	$ 7,320	$ 9,302	$ 642	$ 1,065	$ 57	$ 9,324
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-
Investments	6,585	51,809	(1,634)	(27)	23,446	32,797	(795)
Foreign currency related items	94	(1,043)	(48)	(227)	-	-	-
Futures contracts and options written	-	773	957	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commission recapture	-	17	-	-	150	238	-
Net change in unrealized appreciation or
depreciation on:
Investments	37,877	37,686	(818)	8,584	4,224	(3,837)	(268)
Foreign currency related items	10	92	(34)	(1)	-	-	-
Futures contracts and options written	-	16	(115)	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	12
Net increase (decrease) in net assets
from operations	47,746	96,670	7,610	8,971	28,885	29,255	8,273

Distributions to shareholders
From net investment income
Class A	(3,600)	(2,726)	-	-	(967)	-	(4,936)
Class B	(34)	(2)	-	-	(6)	-	(4)
From net realized gains
Class A	-	(11,114)	-	-	(18,982)	(27,257)	-
Class B	-	(9)	-	-	(268)	(51)	-
Total distributions to shareholders	(3,634)	(13,851)	-	-	(20,223)	(27,308)	(4,940)

Share transactions¹
Proceeds from the sale of shares
Class A	114,201	267,187	93,531	92,214	63,996	53,742	117,399
Class B	13,964	270	39	145	2,809	72	587
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	3,600	13,840	-	-	19,949	27,257	4,936
Class B	34	11	-	-	274	51	4
Cost of shares redeemed
Class A	(102,624)	(112,234)	(80,638)	(12,543)	(103,736)	(126,332)	(58,713)
Class B	(546)	(123)	(25)	(11)	(203)	(50)	(54)
Net increase (decrease) in net assets from
share transactions	28,629	168,951	12,907	79,805	(16,911)	(45,260)	64,159

Net increase (decrease) in net assets	72,741	251,770	20,517	88,776	(8,249)	(43,313)	67,492

Net assets beginning of period	201,688	234,283	214,711	-	228,988	198,054	180,689

Net assets end of period	$ 274,429	$ 486,053	$ 235,228	$ 88,776	$ 220,739	$ 154,741	$ 248,181

Undistributed (excess of distribution
over) net investment income	$ (342)	$ 6,789	$ 9,219	$ 415	$ 192	$ 43	$ 9,316

¹Share transactions
Shares sold
Class A	8,509	21,204	8,437	9,392	4,492	3,907	10,852
Class B	1,011	20	4	15	193	5	54
Shares issued in connection with acquisition

Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	249	995	-	-	1,425	2,236	450
Class B	2	1	-	-	19	4	-
Shares redeemed
Class A	(7,652)	(8,966)	(7,253)	(1,326)	(7,354)	(9,053)	(5,433)
Class B	(38)	(9)	(2)	(1)	(14)	(4)	(5)
Net increase (decrease)
Class A	1,106	13,233	1,184	8,066	(1,437)	(2,910)	5,869

Class B	975	12	2	14	198	5	49

(a) Period from May 1, 2006 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006
	JNL/Mellon
	Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Management	Capital	Capital	Capital	Capital	JNL/
	Enhanced	Management	Management	Management	Management	Oppenheimer
	S&P 500 Stock	International	S&P 400 MidCap	S&P 500 Index	Small Cap	Global
Operations	Index Fund	Index Fund	Index Fund	Fund	Index Fund	Growth Fund
Net investment income (loss)	$ 757	$ 8,258	$ 3,293	$ 6,911	$ 2,984	$ 1,784
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-
Investments	2,582	2,975	14,448	3,847	19,983	25,592
Foreign currency related items	-	745	-	-	-	(315)
Futures contracts and options written	182	827	-	-	612	6
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	6,937	77,736	13,639	59,968	22,940	23,437
Foreign currency related items	-	(21)	-	-	-	7
Futures contracts and options written	31	10	(60)	216	(53)	-
Investment securities sold short	-	-	-	-	-	-
Net increase in net assets from
operations	10,489	90,530	31,320	70,942	46,466	50,511

Distributions to shareholders
From net investment income
Class A	(936)	(10,813)	(3,066)	(6,994)	(2,632)	(1,601)
Class B	(1)	(33)	(10)	(45)	(9)	(1)
From net realized gains
Class A	(6,553)	(4,370)	(12,261)	(3,442)	(18,713)	(11,018)
Class B	(21)	(52)	(89)	(58)	(149)	(12)
Total distributions to shareholders	(7,511)	(15,268)	(15,426)	(10,539)	(21,503)	(12,632)

Share transactions¹
Proceeds from the sale of shares
Class A	26,227	216,581	152,321	177,715	143,751	132,646
Class B	48	5,479	2,594	8,780	2,464	184
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	7,489	15,183	15,327	10,436	21,345	12,619
Class B	22	85	99	103	158	13
Cost of shares redeemed
Class A	(21,127)	(103,722)	(90,768)	(116,190)	(88,290)	(123,254)
Class B	(18)	(450)	(231)	(433)	(261)	(49)
Net increase (decrease) in net assets from
share transactions	12,641	133,156	79,342	80,411	79,167	22,159

Net increase (decrease) in net assets	15,619	208,418	95,236	140,814	104,130	60,038

Net assets beginning of period	62,232	295,051	288,731	427,912	237,708	289,594

Net assets end of period	$ 77,851	$ 503,469	$ 383,967	$ 568,726	$ 341,838	$ 349,632

Undistributed (excess of distribution
over) net investment income	$ 751	$ 1,650	$ 1,027	$ 133	$ 1,255	$ 1,899

¹Share transactions
Shares sold
Class A	2,933	14,319	10,252	15,778	9,831	9,173
Class B	6	350	178	757	171	12
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-

Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	853	924	1,023	865	1,453	829
Class B	3	5	6	8	11	1
Shares redeemed
Class A	(2,407)	(6,854)	(6,103)	(10,307)	(6,021)	(8,493)
Class B	(2)	(28)	(15)	(37)	(18)	(3)
Net increase (decrease)
Class A	1,379	8,389	5,172	6,336	5,263	1,509

Class B	7	327	169	728	164	10

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006

		JNL/PPM	JNL/PPM			JNL/S&P
	JNL/PIMCO	America	America	JNL/Putnam	JNL/Putnam	Managed
	Total Return	High Yield	Value	Equity	Midcap	Aggressive
Operations	Bond Fund	Bond Fund	Equity Fund	Fund	Growth Fund	Growth Fund
Net investment income (loss)	$ 27,741	$ 23,597	$ 1,584	$ 511	$ (92)	$ 1,856
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	14,680
Investments	502	(1,993)	21,673	12,796	4,843	38,242
Foreign currency related items	48	-	-	1	-	-
Futures contracts and options written	(1,081)	-	-	-	-	-
Investment securities sold short	653	-	-	-	-	-
Brokerage commission recapture	-	-	43	52	13	-
Net change in unrealized appreciation or
depreciation on:
Investments	(35)	10,516	(2,707)	5,382	(2,914)	39,347
Foreign currency related items	(158)	-	-	-	-	-
Futures contracts and options written	(3,873)	-	-	-	-	-
Investment securities sold short	28	-	-	-	-	-
Net increase (decrease) in net assets
from operations	23,825	32,120	20,593	18,742	1,850	94,125

Distributions to shareholders
From net investment income
Class A	(27,254)	(23,297)	(53)	(551)	-	(1,898)
Class B	(63)	(88)	-	-	-	-
From net realized gains
Class A	(195)	-	-	-	-	(37,900)
Class B	(2)	-	-	-	-	-
Total distributions to shareholders	(27,514)	(23,385)	(53)	(551)	-	(39,798)

Share transactions¹
Proceeds from the sale of shares
Class A	348,079	192,977	15,245	20,593	16,209	96,057
Class B	6,905	4,468	7	22	46	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	27,449	23,297	53	551	-	39,798
Class B	65	88	-	-	-	-
Cost of shares redeemed
Class A	(183,568)	(135,569)	(51,452)	(57,995)	(17,793)	(175,177)
Class B	(178)	(435)	-	(16)	(15)	-
Net increase (decrease) in net assets from
share transactions	198,752	84,826	(36,147)	(36,845)	(1,553)	(39,322)

Net increase (decrease) in net assets	195,063	93,561	(15,607)	(18,654)	297	15,005

Net assets beginning of period	572,066	276,635	181,470	162,005	36,523	657,320

Net assets end of period	$ 767,129	$ 370,196	$ 165,863	$ 143,351	$ 36,820	$ 672,325

Undistributed (excess of distribution
over) net investment income	$ 7,745	$ 427	$ 1,584	$ 508	$ -	$ 2,851

¹Share transactions
Shares sold
Class A	29,517	23,333	808	994	1,721	7,050
Class B	563	518	-	1	6	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-

Reinvestment of distributions
Class A	2,338	2,845	3	24	-	2,869
Class B	5	10	-	-	-	-
Shares redeemed
Class A	(15,563)	(16,429)	(2,729)	(2,786)	(1,911)	(12,933)
Class B	(15)	(50)	-	(1)	(2)	-
Net increase (decrease)
Class A	16,292	9,749	(1,918)	(1,768)	(190)	(3,014)

Class B	553	478	-	-	4	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006

	JNL/S&P		JNL/S&P	JNL/S&P
	Managed	JNL/S&P	Managed	Managed	JNL/S&P	JNL/S&P
	Conservative	Managed	Moderate	Moderate	Retirement	Retirement
Operations	Fund	Growth Fund	Fund	Growth Fund	2015 Fund (a)	2020 Fund (a)
Net investment income (loss)	$ 1,933	$ 5,978	$ 3,395	$ 9,583	$ 33	$ 13
Net realized gain on:
Distributions from investment companies	793	25,784	3,491	18,397	83	46
Investments	892	39,509	3,421	23,654	10	4
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	4,905	79,387	14,689	63,277	221	96
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	8,523	150,658	24,996	114,911	347	159

Distributions to shareholders
From net investment income
Class A	(2,119)	(7,372)	(3,417)	(9,669)	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	(839)	(54,744)	(3,911)	(33,633)	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	(2,958)	(62,116)	(7,328)	(43,302)	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	85,636	272,876	196,435	361,928	5,340	2,310
Class B	-	-	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	2,958	62,116	7,328	43,302	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(37,675)	(236,538)	(64,901)	(214,398)	(559)	(113)
Class B	-	-	-	-	-	-
Net increase in net assets from share
transactions	50,919	98,454	138,862	190,832	4,781	2,197

Net increase in net assets	56,484	186,996	156,530	262,441	5,128	2,356

Net assets beginning of period	80,642	1,059,806	157,719	861,543	-	-

Net assets end of period	$ 137,126	$ 1,246,802	$ 314,249	$ 1,123,984	$ 5,128	$ 2,356

Undistributed (excess of distribution
over) net investment income	$ 2,043	$ 3,844	$ 3,393	$ 2,747	$ 47	$ 20

¹Share transactions
Shares sold
Class A	7,768	20,460	17,101	28,454	520	223
Class B	-	-	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	261	4,567	616	3,313	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(3,424)	(17,872)	(5,594)	(16,870)	(54)	(11)
Class B	-	-	-	-	-	-
Net increase
Class A	4,605	7,155	12,123	14,897	466	212

Class B	-	-	-	-	-	-

(a) Period from January 17, 2006 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006

	JNL/S&P	JNL/S&P	JNL/Select	JNL/Select	JNL/Select	JNL/Select
	Retirement	Retirement	Balanced	Global Growth	Large Cap	Money
Operations	2025 Fund (a)	Income Fund (a)	Fund	Fund	Growth Fund	Market Fund
Net investment income (loss)	$ 6	$ 145	$ 10,389	$ 589	$ (134)	$ 12,358
Net realized gain (loss) on:
Distributions from investment companies	24	83	-	-	-	-
Investments	5	55	20,039	16,625	18,058	-
Foreign currency related items	-	-	-	(60)	1	-
Futures contracts and options written	-	-	(158)	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commission recapture	-	-	16	47	30	-
Net change in unrealized appreciation or
depreciation on:
Investments	33	206	22,499	5,367	(9,789)	-
Foreign currency related items	-	-	-	2	-	-
Futures contracts and options written	-	-	63	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net increase (decrease) in net assets
from operations	68	489	52,848	22,570	8,166	12,358

Distributions to shareholders
From net investment income
Class A	-	-	(7,546)	(495)	-	(12,302)
Class B	-	-	(3)	-	-	(56)
From net realized gains
Class A	-	-	(5,962)	-	-	-
Class B	-	-	(4)	-	-	-
Total distributions to shareholders	-	-	(13,515)	(495)	-	(12,358)

Share transactions¹
Proceeds from the sale of shares
Class A	1,282	11,581	94,993	17,065	27,531	938,894
Class B	-	-	91	83	45	3,714
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	13,508	495	-	12,244
Class B	-	-	7	-	-	56
Cost of shares redeemed
Class A	(217)	(2,181)	(104,293)	(68,002)	(65,271)	(940,495)
Class B	-	-	(43)	(20)	(21)	(1,284)
Net increase (decrease) in net assets from
share transactions	1,065	9,400	4,263	(50,379)	(37,716)	13,129

Net increase (decrease) in net assets	1,133	9,889	43,596	(28,304)	(29,550)	13,129

Net assets beginning of period	-	-	396,548	188,715	216,147	258,921

Net assets end of period	$ 1,133	$ 9,889	$ 440,144	$ 160,411	$ 186,597	$ 272,050

Undistributed (excess of distribution
over) net investment income	$ 9	$ 161	$ 10,201	$ 528	$ -	$ -

¹Share transactions
Shares sold
Class A	122	1,130	5,713	811	1,325	938,894
Class B	-	-	6	4	2	3,714
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	779	22	-	12,244
Class B	-	-	-	-	-	56
Shares redeemed
Class A	(21)	(209)	(6,308)	(3,209)	(3,160)	(940,495)
Class B	-	-	(3)	(1)	(1)	(1,284)
Net increase (decrease)
Class A	101	921	184	(2,376)	(1,835)	10,643

Class B	-	-	3	3	1	2,486

(a) Period from January 17, 2006 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006

		JNL/T.Rowe	JNL/T.Rowe	JNL/T.Rowe
		Price	Price	Price
	JNL/Select	Established	Mid-Cap	Value
Operations	Value Fund	Growth Fund	Growth Fund	Fund
Net investment income (loss)	$ 5,186	$ 3,381	$ 1,006	$ 8,808
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-
Investments	25,182	49,327	51,629	40,292
Foreign currency related items	-	(168)	(13)	(20)
Futures contracts and options written	-	-	-	(564)
Investment securities sold short	-	-	-	-
Brokerage commission recapture	22	38	44	13
Net change in unrealized appreciation or
depreciation on:
Investments	41,342	43,346	(10,606)	62,970
Foreign currency related items	-	(2)	-	5
Futures contracts and options written	-	-	-	-
Investment securities sold short	-	-	-	-
Net increase (decrease) in net assets
from operations	71,732	95,922	42,060	111,504

Distributions to shareholders
From net investment income
Class A	(7,173)	(3,067)	(925)	(5,459)
Class B	(69)	(39)	(5)	(2)
From net realized gains
Class A	(16,439)	(5,858)	(50,448)	(39,549)
Class B	(445)	(250)	(2,001)	(22)
Total distributions to shareholders	(24,126)	(9,214)	(53,379)	(45,032)

Share transactions¹
Proceeds from the sale of shares
Class A	255,096	171,787	173,313	209,411
Class B	12,780	30,515	24,213	137
Proceeds in connection with acquisition
Class A	-	-	-	-
Class B	-	-	-	-
Reinvestment of distributions
Class A	23,612	8,925	51,373	45,008
Class B	514	289	2,006	24
Cost of shares redeemed
Class A	(121,667)	(247,258)	(211,394)	(184,043)
Class B	(779)	(756)	(983)	(89)
Net increase (decrease) in net assets from
share transactions	169,556	(36,498)	38,528	70,448

Net increase (decrease) in net assets	217,162	50,210	27,209	136,920

Net assets beginning of period	277,619	732,746	623,658	545,182

Net assets end of period	$ 494,781	$ 782,956	$ 650,867	$ 682,102

Undistributed (excess of distribution
over) net investment income	$ -	$ 675	$ 63	$ 8,793

¹Share transactions
Shares sold
Class A	13,725	8,477	5,723	13,887
Class B	664	1,474	808	9
Shares issued in connection with acquisition
Class A	-	-	-	-
Class B	-	-	-	-
Reinvestment of distributions
Class A	1,215	409	1,766	2,887
Class B	26	13	68	2
Shares redeemed
Class A	(6,551)	(12,200)	(6,981)	(12,243)
Class B	(39)	(35)	(31)	(6)
Net increase (decrease)
Class A	8,389	(3,314)	508	4,531

Class B	651	1,452	845	5

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights														Assuming No Expense Reimburse-
														ment or Fees Paid Indirectly
		Increase (Decrease) from					Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/AIM Large Cap Growth Fund

Class A
06/30/2007	$ 13.49	$ 0.01	$ 0.96	$ 0.97	$ -		$ -	$ 14.46	7.19%	$ 386,962	34%	1.00%	0.15%	n/a %	n/a %
12/31/2006	12.51	0.02	0.96	0.98	0.00	(f)	-	13.49	7.86	396,703	90	1.00	0.12	n/a	n/a
12/31/2005	11.67	0.00	0.84	0.84	-		-	12.51	7.23	361,417	101	1.01	0.03	n/a	n/a
12/31/2004	10.61	0.01	1.05	1.06	-		-	11.67	9.99	191,003	96	1.07	0.09	1.10	0.06
12/31/2003	8.16	(0.02)	2.47	2.45	-		-	10.61	30.02	36,421	140	1.10	(0.41)	1.18	(0.49)
12/31/2002	10.97	(0.03)	(2.76)	(2.79)	-		(0.02)	8.16	(25.47)	6,857	180	1.10	(0.33)	1.15	(0.38)

Class B
06/30/2007	13.55	0.03	0.97	1.00	-		-	14.55	7.38	398	34	0.80	0.36	n/a	n/a
12/31/2006	12.55	0.04	0.97	1.01	(0.01)		-	13.55	8.07	344	90	0.80	0.32	n/a	n/a
12/31/2005	11.69	0.02	0.84	0.86	-		-	12.55	7.39	236	101	0.81	0.23	n/a	n/a
03/05(a)-12/31/2004	10.99	0.02	0.68	0.70	-		-	11.69	6.37	24	96	0.86	0.55	0.90	0.52

JNL/AIM Real Estate Fund

Class A
06/30/2007	15.80	0.23	(1.24)	(1.01)	-		-	14.79	(6.39)	281,205	30	1.01	2.86	n/a	n/a
12/31/2006	11.70	0.42	3.84	4.26	(0.05)		(0.11)	15.80	36.38	254,557	37	1.02	2.98	n/a	n/a
05/02(a)-12/31/2005	10.00	0.21	1.49	1.70	-		-	11.70	17.00	79,209	36	1.05	3.37	n/a	n/a

Class B
06/30/2007	15.83	0.26	(1.25)	(0.99)	-		-	14.84	(6.25)	554	30	0.81	3.22	n/a	n/a
12/31/2006	11.72	0.44	3.85	4.29	(0.07)		(0.11)	15.83	36.59	378	37	0.82	3.13	n/a	n/a
05/02(a)-12/31/2005	10.00	0.23	1.49	1.72	-		-	11.72	17.20	146	36	0.85	3.57	n/a	n/a

JNL/AIM Small Cap Growth Fund

Class A
06/30/2007	14.27	(0.05)	1.85	1.80	-		-	16.07	12.61	66,851	19	1.15	(0.73)	n/a	n/a
12/31/2006	13.52	(0.11)	2.07	1.96	-		(1.21)	14.27	14.49	53,265	54	1.16	(0.79)	n/a	n/a
12/31/2005	12.47	(0.08)	1.13	1.05	-		-	13.52	8.42	49,776	65	1.16	(0.67)	n/a	n/a
12/31/2004	11.67	(0.12)	0.92	0.80	-		-	12.47	6.86	44,358	93	1.16	(0.92)	1.18	(0.94)
12/31/2003	8.43	(0.05)	3.29	3.24	-		-	11.67	38.43	43,940	30	1.15	(0.89)	1.19	(0.93)
12/31/2002	11.60	(0.07)	(3.10)	(3.17)	-		-	8.43	(27.32)	12,915	46	1.15	(0.83)	1.17	(0.85)

Class B
06/30/2007	14.36	(0.04)	1.86	1.82	-		-	16.18	12.67	238	19	0.96	(0.53)	n/a	n/a
12/31/2006	13.57	(0.08)	2.08	2.00	-		(1.21)	14.36	14.74	215	54	0.96	(0.58)	n/a	n/a
12/31/2005	12.48	(0.04)	1.13	1.09	-		-	13.57	8.73	158	65	0.95	(0.46)	n/a	n/a
03/05(a)-12/31/2004	12.21	(0.02)	0.29	0.27	-		-	12.48	2.21	7	93	0.96	(0.68)	0.98	(0.70)

JNL/Credit Suisse Global Natural Resources Fund

Class A
01/17(a) - 06/30/2007	10.00	0.08	2.48	2.56	-		-	12.56	25.60	120,753	20	1.04	1.55	n/a	n/a

Class B
01/17(a) - 06/30/2007	10.00	0.09	2.48	2.57	-	-	12.57	25.70	185	20	0.84		1.74	n/a	n/a

JNL/Credit Suisse Long/Short Fund

Class A
01/17(a) - 06/30/2007	10.00	(0.02)	0.83	0.81	-	-	10.81	8.10	53,070	103	2.45	(g)	(0.46)	n/a	n/a

Class B
01/17(a) - 06/30/2007	10.00	(0.01)	0.83	0.82	-	-	10.82	8.20	108	103	2.27	(g)	(0.25)	n/a	n/a

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.
(f) Distributions of $0.00 represent amounts less than $0.005.
(g) Includes dividend expense on securities sold short of 1.25% and 1.27% for Class A and B shares, respectively for the period ended June 30, 2007.

JNL/Eagle Core Equity Fund

Class A
06/30/2007	$ 17.22	$ 0.08	$ 0.94	$ 1.02	$ -		$ -	$ 18.24	5.92%	$ 152,446	19%	0.94%	0.95%	n/a %	n/a %
12/31/2006	15.33	0.15	1.74	1.89	0.00	(f)	-	17.22	12.35	177,972	109	0.96	0.92	n/a	n/a
12/31/2005	14.96	0.14	0.36	0.50	(0.13)		-	15.33	3.37	244,280	106	0.96	0.77	n/a	n/a
12/31/2004	14.17	0.11	0.79	0.90	(0.11)		-	14.96	6.32	357,978	101	0.96	0.85	1.00	0.81
12/31/2003	11.45	0.09	2.72	2.81	(0.09)		-	14.17	24.54	245,913	81	0.97	0.83	1.01	0.79
12/31/2002	14.53	0.10	(3.08)	(2.98)	(0.10)		-	11.45	(20.53)	149,242	94	0.97	0.78	1.00	0.75

Class B
06/30/2007	17.35	0.10	0.96	1.06	-		-	18.41	6.11	191	19	0.74	1.18	n/a	n/a
12/31/2006	15.42	0.19	1.74	1.93	0.00	(f)	-	17.35	12.53	175	109	0.76	1.16	n/a	n/a
12/31/2005	15.02	0.17	0.36	0.53	(0.13)		-	15.42	3.56	140	106	0.76	0.97	n/a	n/a
03/05(a)-12/31/2004	14.68	0.07	0.34	0.41	(0.07)		-	15.02	2.81	20	101	0.76	1.33	0.80	1.29

JNL/Eagle SmallCap Equity Fund

Class A
06/30/2007	22.19	(0.06)	3.63	3.57	-		-	25.76	16.09	230,266	37	1.04	(0.47)	n/a	n/a
12/31/2006	20.13	(0.15)	4.17	4.02	-		(1.96)	22.19	20.03	199,096	68	1.05	(0.67)	n/a	n/a
12/31/2005	19.97	(0.15)	0.66	0.51	-		(0.35)	20.13	2.52	159,471	57	1.06	(0.72)	n/a	n/a
12/31/2004	16.81	(0.12)	3.28	3.16	-		-	19.97	18.80	169,746	53	1.06	(0.76)	1.07	(0.77)
12/31/2003	12.01	(0.10)	4.90	4.80	-		-	16.81	39.97	109,972	70	1.05	(0.75)	1.10	(0.80)
12/31/2002	15.55	(0.08)	(3.46)	(3.54)	-		-	12.01	(22.77)	76,198	71	1.05	(0.49)	1.08	(0.52)

Class B
06/30/2007	22.36	(0.03)	3.65	3.62	-		-	25.98	16.19	324	37	0.84	(0.26)	n/a	n/a
12/31/2006	20.22	(0.10)	4.20	4.10	-		(1.96)	22.36	20.34	245	68	0.85	(0.46)	n/a	n/a
12/31/2005	20.02	(0.11)	0.66	0.55	-		(0.35)	20.22	2.71	145	57	0.85	(0.51)	n/a	n/a
03/05(a)-12/31/2004	18.33	(0.04)	1.73	1.69	-		-	20.02	9.22	7	53	0.84	(0.53)	0.86	(0.55)

JNL/FI Balanced Fund

Class A
06/30/2007	11.92	0.10	0.86	0.96	-		-	12.88	8.05	176,274	34	0.99	1.61	n/a	n/a
12/31/2006	11.03	0.18	1.01	1.19	(0.10)		(0.20)	11.92	10.79	162,743	62	1.02	1.55	n/a	n/a
12/31/2005	10.02	0.12	0.89	1.01	-		-	11.03	10.09	127,908	83	1.01	1.22	n/a	n/a
12/31/2004	9.27	0.12	0.75	0.87	(0.12)		-	10.02	9.42	104,564	164	1.03	1.25	1.04	1.24
12/31/2003	8.26	0.12	1.01	1.13	(0.12)		-	9.27	13.73	114,262	60	1.05	1.64	1.07	1.62
12/31/2002	9.05	0.20	(0.80)	(0.60)	(0.19)		-	8.26	(6.57)	75,591	91	1.05	2.11	1.07	2.09

Class B
06/30/2007	12.07	0.11	0.88	0.99	-		-	13.06	8.20	233	34	0.79	1.82	n/a	n/a
12/31/2006	11.14	0.20	1.03	1.23	(0.10)		(0.20)	12.07	10.98	166	62	0.82	1.75	n/a	n/a
12/31/2005	10.10	0.14	0.90	1.04	-		-	11.14	10.31	131	83	0.81	1.42	n/a	n/a
03/05(a)-12/31/2004	9.52	0.06	0.58	0.64	(0.06)		-	10.10	6.78	2	164	0.77	1.38	0.78	1.37

JNL/FI Mid-Cap Equity Fund

Class A
06/30/2007	18.59	0.00	2.12	2.12	-		-	20.71	11.40	208,415	51	1.01	(0.03)	n/a	n/a
12/31/2006	16.59	(0.01)	2.01	2.00	-		-	18.59	12.06	221,504	151	1.01	(0.07)	n/a	n/a
12/31/2005	15.67	(0.02)	0.99	0.97	(0.05)		-	16.59	6.16	217,173	149	1.01	(0.11)	n/a	n/a
12/31/2004	13.28	0.05	2.34	2.39	-		-	15.67	18.00	210,402	232	1.02	0.39	1.04	0.37
12/31/2003	9.79	(0.06)	3.55	3.49	-		-	13.28	35.65	158,013	32	1.05	(0.51)	1.07	(0.53)
12/31/2002	13.83	(0.07)	(3.97)	(4.04)	-		-	9.79	(29.21)	135,669	56	1.04	(0.51)	1.09	(0.56)

Class B
06/30/2007	18.70	0.02	2.12	2.14	-		-	20.84	11.44	194	51	0.81	0.17	n/a	n/a
12/31/2006	16.65	0.02	2.03	2.05	-		-	18.70	12.31	163	151	0.81	0.14	n/a	n/a

12/31/2005	15.70	0.01	0.99	1.00	(0.05)	-	16.65	6.34	128	149	0.80	0.10	n/a	n/a
03/05(a)-12/31/2004	13.97	0.05	1.68	1.73	-	-	15.70	12.38	3	232	0.78	0.97	0.80	0.95

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.
(f) Distributions of $0.00 represent amounts less than $0.005.
(g) Includes dividend expense on securities sold short of 1.25% and 1.27% for Class A and B shares, respectively for the period ended June 30, 2007.

JNL/Franklin Templeton Founding Strategy Fund (g)

Class A
01/17(a) - 06/30/2007	$ 10.00	$ 0.00	$ 0.56	$ 0.56	$ -	$ -	$ 10.56	5.60%	$ 432,440	10%		0.05%	(0.05)%	n/a %	n/a %

JNL/Franklin Templeton Global Growth Fund

Class A
01/17(a) - 06/30/2007	10.00	0.12	0.49	0.61	-	-	10.61	6.10	174,144	3		1.09	2.65	n/a	n/a

Class B
01/17(a) - 06/30/2007	10.00	0.13	0.49	0.62	-	-	10.62	6.20	179	3		0.88	2.73	n/a	n/a

JNL/Franklin Templeton Income Fund

Class A
06/30/2007	10.70	0.26	0.18	0.44	-	-	11.14	4.11	347,880	6		1.05	4.69	n/a	n/a
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)	(0.02)	10.70	9.78	64,653	43		1.10	4.85	n/a	n/a

Class B
06/30/2007	10.63	0.27	0.17	0.44	-	-	11.07	4.14	213	6		0.86	4.89	n/a	n/a
05/01(a)-12/31/2006	10.00	0.35	0.65	1.00	(0.35)	(0.02)	10.63	10.01	114	43		0.90	5.06	n/a	n/a

JNL/Franklin Templeton Mutual Shares Fund

Class A
01/17(a) - 06/30/2007	10.00	0.11	0.54	0.65	-	-	10.65	6.50	216,319	9		1.04	2.29	n/a	n/a

Class B
01/17(a) - 06/30/2007	10.00	0.11	0.55	0.66	-	-	10.66	6.60	152	9		0.84	2.37	n/a	n/a

JNL/Franklin Templeton Small Cap Value Fund

Class A
06/30/2007	12.86	0.05	1.16	1.21	-	-	14.07	9.41	149,261	4		1.15	0.69	n/a	n/a
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16	0.67	n/a	n/a
05/02(a)-12/31/2005	10.00	0.02	1.01	1.03	-	-	11.03	10.30	72,399	5		1.14	0.39	n/a	n/a

Class B
06/30/2007	12.89	0.06	1.17	1.23	-	-	14.12	9.54	282	4		0.96	0.89	n/a	n/a
12/31/2006	11.04	0.11	1.87	1.98	(0.02)	(0.11)	12.89	17.93	239	6		0.95	0.88	n/a	n/a
05/02(a)-12/31/2005	10.00	0.03	1.01	1.04	-	-	11.04	10.40	139	5		0.96	0.57	n/a	n/a

JNL/Goldman Sachs Core Plus Bond Fund

Class A
06/30/2007	11.60	0.27	(0.16)	0.11	-	-	11.71	0.95	528,078	98	(f)	0.92	4.72	n/a	n/a
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(f)	0.92	4.81	n/a	n/a
12/31/2005	11.47	0.44	(0.14)	0.30	(0.48)	(0.21)	11.08	2.62	338,943	97	(f)	0.93	4.44	n/a	n/a
12/31/2004	11.40	0.56	0.23	0.79	(0.53)	(0.19)	11.47	6.91	236,706	74	(f)	0.94	4.63	n/a	n/a
12/31/2003	10.63	0.49	0.95	1.44	(0.52)	(0.15)	11.40	13.53	197,923	61		0.95	5.03	n/a	n/a
12/31/2002	10.41	0.65	0.22	0.87	(0.65)	-	10.63	8.38	125,881	83		0.95	6.22	n/a	n/a

Class B
06/30/2007	12.05	0.30	(0.17)	0.13	-	-	12.18	1.08	324	98	(f)	0.72	4.92	n/a	n/a
12/31/2006	11.49	0.58	(0.01)	0.57	(0.01)	-	12.05	4.94	259	113	(f)	0.72	5.01	n/a	n/a
12/31/2005	11.84	0.48	(0.14)	0.34	(0.48)	(0.21)	11.49	2.87	171	97	(f)	0.73	4.64	n/a	n/a
03/05(a)-12/31/2004	11.60	0.20	0.41	0.61	(0.18)	(0.19)	11.84	5.20	8	74	(f)	0.72	4.87	n/a	n/a

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.
(f) Portfolio Turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 236% in 2004, 2005, 2006, and 2007, respectively.
(g) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

JNL/Goldman Sachs Mid Cap Value Fund

Class A
06/30/2007	$ 12.96	$ 0.06	$ 1.20	$ 1.26	$ -	$ -	$ 14.22	9.72%	$ 228,588	38%		1.03%	0.87%	n/a %	n/a %
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90	n/a	n/a
05/02(a)-12/31/2005	10.00	0.06	1.33	1.39	-	-	11.39	13.90	85,789	34		1.06	1.02	n/a	n/a

Class B
06/30/2007	12.99	0.07	1.21	1.28	-	-	14.27	9.85	302	38		0.83	1.06	n/a	n/a
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47		0.85	1.09	n/a	n/a
05/02(a)-12/31/2005	10.00	0.07	1.33	1.40	-	-	11.40	14.00	151	34		0.86	1.22	n/a	n/a

JNL/Goldman Sachs Short Duration Bond Fund

Class A
06/30/2007	10.31	0.24	(0.03)	0.21	-	-	10.52	2.04	301,809	32		0.75	5.94	n/a	n/a
05/01(a)-12/31/2006	10.00	0.31	-	0.31	-	-	10.31	3.10	327,071	109	(f)	0.74	4.52	n/a	n/a

Class B
06/30/2007	10.33	0.25	(0.03)	0.22	-	-	10.55	2.13	106	32		0.55	6.21	n/a	n/a
05/01(a)-12/31/2006	10.00	0.32	0.01	0.33	-	-	10.33	3.30	103	109	(f)	0.54	4.72	n/a	n/a

JNL/JPMorgan International Equity Fund

Class A
06/30/2007	14.55	0.20	1.22	1.42	-	-	15.97	9.76	393,150	7		1.03	2.62	n/a	n/a
12/31/2006	12.03	0.18	2.55	2.73	(0.21)	-	14.55	22.67	259,811	12		1.06	1.35	n/a	n/a
12/31/2005	11.04	0.14	1.04	1.18	(0.19)	-	12.03	10.69	201,554	71		1.08	1.25	n/a	n/a
12/31/2004	9.61	0.10	1.47	1.57	(0.14)	-	11.04	16.34	94,998	75		1.17	0.96	1.19	0.94
12/31/2003	7.59	0.10	2.06	2.16	(0.14)	-	9.61	28.53	96,811	114		1.23	1.17	1.26	1.14
12/31/2002	9.66	0.08	(2.07)	(1.99)	(0.08)	-	7.59	(20.58)	78,272	135		1.18	0.83	1.21	0.80

Class B
06/30/2007	14.82	0.21	1.25	1.46	-	-	16.28	9.85	16,534	7		0.83	2.73	n/a	n/a
12/31/2006	12.08	0.13	2.64	2.77	(0.03)	-	14.82	22.97	14,618	12		0.85	0.88	n/a	n/a
12/31/2005	11.06	0.16	1.05	1.21	(0.19)	-	12.08	10.94	134	71		0.87	1.46	n/a	n/a
03/05(a)-12/31/2004	10.11	0.09	0.99	1.08	(0.13)	-	11.06	10.72	1	75		0.92	1.30	0.94	1.28

JNL/JPMorgan International Value Fund

Class A
06/30/2007	14.02	0.22	1.49	1.71	-	-	15.73	12.20	694,984	52		1.01	3.05	n/a	n/a
12/31/2006	10.94	0.26	3.23	3.49	(0.08)	(0.33)	14.02	31.98	485,663	83		1.04	2.09	n/a	n/a
12/31/2005	9.29	0.13	1.59	1.72	(0.01)	(0.06)	10.94	18.57	234,118	72		1.08	1.63	n/a	n/a
12/31/2004	7.65	0.07	1.65	1.72	(0.08)	-	9.29	22.54	82,081	90		1.13	1.14	n/a	n/a
12/31/2003	5.56	-	2.19	2.19	(0.10)	-	7.65	39.43	29,609	132		1.12	0.75	n/a	n/a
12/31/2002	7.75	0.07	(2.13)	(2.06)	(0.13)	-	5.56	(26.59)	5,642	146		1.08	0.95	n/a	n/a

Class B
06/30/2007	14.23	0.24	1.51	1.75	-	-	15.98	12.30	532	52		0.81	3.27	n/a	n/a
12/31/2006	11.07	0.28	3.29	3.57	(0.08)	(0.33)	14.23	32.27	390	83		0.84	2.14	n/a	n/a
12/31/2005	9.37	0.15	1.62	1.77	(0.01)	(0.06)	11.07	18.90	165	72		0.87	1.84	n/a	n/a
03/05(a)-12/31/2004	8.17	0.03	1.18	1.21	(0.01)	-	9.37	14.85	5	90		0.93	1.36	n/a	n/a

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.
(f) Portfolio Turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% for 2006.

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
06/30/2007	$ 11.43	$ 0.26	$ (0.22)	$ 0.04	$ -	$ -	$ 11.47	0.35%	$ 246,774	58%	(f)	0.79%	4.62%	n/a %	n/a %
12/31/2006	11.07	0.46	(0.10)	0.36	-	-	11.43	3.25	235,088	114	(f)	0.79	4.16	n/a	n/a
12/31/2005	11.31	0.41	(0.14)	0.27	(0.41)	(0.10)	11.07	2.45	214,590	39	(f)	0.79	3.76	n/a	n/a
12/31/2004	11.47	0.54	(0.10)	0.44	(0.53)	(0.07)	11.31	3.85	197,863	65	(f)	0.79	3.92	n/a	n/a
12/31/2003	11.89	0.45	(0.31)	0.14	(0.42)	(0.14)	11.47	1.18	257,274	44		0.78	3.26	n/a	n/a
12/31/2002	11.17	0.42	0.86	1.28	(0.42)	(0.14)	11.89	11.47	304,265	36		0.78	4.26	n/a	n/a

Class B
06/30/2007	11.89	0.29	(0.23)	0.06	-	-	11.95	0.50	143	58	(f)	0.59	4.82	n/a	n/a
12/31/2006	11.50	0.50	(0.11)	0.39	-	-	11.89	3.39	140	114	(f)	0.59	4.36	n/a	n/a
12/31/2005	11.71	0.44	(0.14)	0.30	(0.41)	(0.10)	11.50	2.53	121	39	(f)	0.59	3.96	n/a	n/a
03/05(a)-12/31/2004	11.75	0.16	0.02	0.18	(0.15)	(0.07)	11.71	1.54	13	65	(f)	0.61	4.22	n/a	n/a

JNL/Lazard Emerging Markets Fund

Class A
06/30/2007	10.99	0.11	1.80	1.91	-	-	12.90	17.38	192,535	23		1.32	1.88	n/a	n/a
05/01(a)-12/31/2006	10.00	0.10	0.89	0.99	-	-	10.99	9.90	88,626	28		1.35	1.52	n/a	n/a

Class B
06/30/2007	11.00	0.12	1.81	1.93	-	-	12.93	17.55	253	23		1.12	2.04	n/a	n/a
05/01(a)-12/31/2006	10.00	0.11	0.89	1.00	-	-	11.00	10.00	150	28		1.16	1.69	n/a	n/a

JNL/Lazard Mid Cap Value Fund

Class A
06/30/2007	14.08	0.04	1.72	1.76	-	-	15.84	12.50	276,474	50		1.02	0.60	n/a	n/a
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70		1.03	0.50	n/a	n/a
12/31/2005	14.66	0.07	1.24	1.31	(0.06)	(2.37)	13.54	8.81	228,735	85		1.03	0.49	n/a	n/a
12/31/2004	13.16	0.02	3.21	3.23	(0.02)	(1.71)	14.66	24.72	222,542	101		1.08	0.20	1.13	0.15
12/31/2003	10.23	0.04	2.92	2.96	(0.03)	-	13.16	28.89	142,798	89		1.08	0.40	1.17	0.31
12/31/2002	11.97	0.03	(1.72)	(1.69)	(0.03)	(0.02)	10.23	(14.08)	76,890	98		1.08	0.41	1.12	0.37

Class B
06/30/2007	14.23	0.06	1.73	1.79	-	-	16.02	12.58	4,475	50		0.82	0.82	n/a	n/a
12/31/2006	13.61	0.10	1.90	2.00	(0.03)	(1.35)	14.23	14.77	3,093	70		0.83	0.68	n/a	n/a
12/31/2005	14.70	0.10	1.24	1.34	(0.06)	(2.37)	13.61	8.99	253	85		0.83	0.69	n/a	n/a
03/05(a)-12/31/2004	14.28	0.02	2.13	2.15	(0.02)	(1.71)	14.70	15.20	29	101		0.88	0.45	0.93	0.40

JNL/Lazard Small Cap Value Fund

Class A
06/30/2007	12.27	0.02	0.68	0.70	-	-	12.97	5.71	156,724	50		1.06	0.36	n/a	n/a
12/31/2006	12.77	-	2.13	2.13	-	(2.63)	12.27	16.80	154,450	96		1.06	0.03	n/a	n/a
12/31/2005	13.81	(0.01)	0.67	0.66	-	(1.70)	12.77	4.65	197,826	99		1.06	(0.07)	n/a	n/a
12/31/2004	13.05	(0.02)	2.03	2.01	(0.01)	(1.24)	13.81	15.38	218,851	105		1.12	(0.20)	1.18	(0.26)
12/31/2003	9.40	0.01	3.64	3.65	-	-	13.05	38.83	155,191	71		1.13	0.17	1.20	0.10
12/31/2002	11.40	-	(1.96)	(1.96)	-	(0.04)	9.40	(17.22)	74,559	95		1.14	(0.03)	1.17	(0.06)

Class B
06/30/2007	12.38	0.04	0.67	0.71	-	-	13.09	5.74	316	50		0.86	0.57	n/a	n/a
12/31/2006	12.83	0.04	2.14	2.18	-	(2.63)	12.38	17.12	291	96		0.86	0.26	n/a	n/a
12/31/2005	13.84	0.01	0.68	0.69	-	(1.70)	12.83	4.85	228	99		0.86	0.13	n/a	n/a
03/05(a)-12/31/2004	13.92	-	1.16	1.16	-	(1.24)	13.84	8.34	27	105		0.92	(0.10)	0.98	(0.16)

(a) Commencement of operations.

(b)  Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.
(f) Portfolio Turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 209% in 2004, 2005, 2006, and 2007 respectively.

JNL/Mellon Capital Management 10 X 10 Fund (g)

Class A
04/30(a) - 06/30/2007	$ 10.00	$ -	$ 0.33	$ 0.33	$ -	$ -	$ 10.33	3.30%	$ 7,976	0%		0.05%	(0.05)%	n/a %	n/a %

JNL/Mellon Capital Management Bond Index Fund

Class A
06/30/2007	10.92	0.25	(0.18)	0.07	-	-	10.99	0.64	293,913	21	(f)	0.61	4.66	n/a	n/a
12/31/2006	10.75	0.48	(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(f)	0.61	4.42	n/a	n/a
12/31/2005	10.83	0.18	0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46	n/a	n/a
12/31/2004	10.47	0.35	0.04	0.39	(0.03)	-	10.83	3.74	116,440	215		0.61	3.31	n/a	n/a
12/31/2003	10.48	0.23	0.07	0.30	(0.19)	(0.12)	10.47	2.87	83,547	71		0.60	3.29	n/a	n/a
01/15(a)-12/31/2002	10.00	0.36	0.50	0.86	(0.36)	(0.02)	10.48	8.55	34,286	77		0.60	4.12	n/a	n/a

Class B
06/30/2007	11.05	0.27	(0.18)	0.09	-	-	11.14	0.81	861	21	(f)	0.41	4.86	n/a	n/a
12/31/2006	10.70	0.50	(0.09)	0.41	(0.06)	-	11.05	3.85	692	65	(f)	0.41	4.65	n/a	n/a
12/31/2005	10.76	0.20	0.02	0.22	(0.22)	(0.06)	10.70	2.04	147	361		0.41	3.66	n/a	n/a
03/05(a)-12/31/2004	10.73	0.12	0.02	0.14	(0.11)	-	10.76	1.35	17	215		0.41	3.38	n/a	n/a

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

Class A
06/30/2007	8.78	0.05	0.55	0.60	-	-	9.38	6.83	96,326	25		0.79	1.07	n/a	n/a
12/31/2006	8.32	0.10	1.30	1.40	(0.12)	(0.82)	8.78	16.84	77,608	43		0.80	1.15	n/a	n/a
12/31/2005	8.80	0.05	0.33	0.38	(0.27)	(0.59)	8.32	4.24	62,053	46		0.80	0.96	n/a	n/a
12/31/2004	7.93	0.07	0.82	0.89	(0.02)	-	8.80	11.27	181,444	67		0.78	1.17	0.78	1.17
12/31/2003	6.16	0.03	1.76	1.79	(0.02)	-	7.93	29.09	89,068	124		0.87	0.87	0.89	0.85
12/31/2002	8.21	0.04	(2.09)	(2.05)	-	-	6.16	(24.94)	42,071	63		0.89	0.69	0.90	0.68

Class B
06/30/2007	8.82	0.06	0.54	0.60	-	-	9.42	6.80	269	25		0.59	1.27	n/a	n/a
12/31/2006	8.28	0.12	1.29	1.41	(0.05)	(0.82)	8.82	17.06	243	43		0.60	1.35	n/a	n/a
12/31/2005	8.73	0.08	0.33	0.41	(0.27)	(0.59)	8.28	4.54	179	46		0.61	1.15	n/a	n/a
03/05(a)-12/31/2004	8.24	0.08	0.48	0.56	(0.07)	-	8.73	6.85	4	67		0.58	1.55	0.58	1.55

JNL/Mellon Capital Management Index 5 Fund (g)

Class A
04/30(a) - 06/30/2007	10.00	-	0.16	0.16	-	-	10.16	1.60	5,206	37		0.05	(0.05)	n/a	n/a

JNL/Mellon Capital Management International Index Fund

Class A
06/30/2007	16.54	0.27	1.49	1.76	-	-	18.30	10.64	600,472	1		0.65	3.11	n/a	n/a
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)	16.54	25.58	497,487	2		0.66	2.11	n/a	n/a
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)	13.59	13.31	294,677	43		0.66	2.08	n/a	n/a
12/31/2004	11.45	0.16	2.07	2.23	(0.01)	-	13.67	19.49	298,098	3		0.66	1.83	n/a	n/a
12/31/2003	8.44	0.10	3.04	3.14	(0.13)	-	11.45	37.31	97,126	2		0.65	1.59	n/a	n/a
01/15 (a)-12/31/2002	10.00	0.15	(1.51)	(1.36)	(0.20)	-	8.44	(13.60)	26,518	32		0.65	1.56	n/a	n/a

Class B
06/30/2007	16.88	0.30	1.51	1.81	-	-	18.69	10.72	8,821	1		0.45	3.40	n/a	n/a
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)	16.88	25.93	5,982	2		0.47	1.40	n/a	n/a
12/31/2005	13.66	0.31	1.53	1.84	(0.27)	(1.63)	13.60	13.46	374	43		0.46	2.28	n/a	n/a
03/05(a)-12/31/2004	12.05	0.05	1.62	1.67	(0.06)	-	13.66	13.85	50	3		0.46	1.19	n/a	n/a

(a) Commencement of operations.

(b)  Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.
(f) Portfolio Turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% and 23% in 2006 and 2007, respectively.
(g) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
06/30/2007	$ 14.96	$ 0.09	$ 1.66	$ 1.75	$ -	$ -	$ 16.71	11.63%	$ 488,947	7%	0.61%	1.17%	n/a %	n/a %
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)	14.96	9.69	381,163	10	0.61	0.97	n/a	n/a
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)	14.21	11.98	288,486	15	0.61	0.82	n/a	n/a
12/31/2004	11.47	0.06	1.75	1.81	-	-	13.28	15.79	198,751	14	0.60	0.62	n/a	n/a
12/31/2003	8.55	0.03	2.92	2.95	(0.03)	-	11.47	34.55	81,077	18	0.60	0.65	0.61	0.64
01/15(a)-12/31/2002	10.00	0.06	(1.45)	(1.39)	(0.06)	-	8.55	(13.94)	12,728	60	0.60	0.60	0.61	0.59

Class B
06/30/2007	15.07	0.11	1.66	1.77	-	-	16.84	11.75	3,871	7	0.41	1.39	n/a	n/a
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)	15.07	9.91	2,804	10	0.41	1.26	n/a	n/a
12/31/2005	13.27	0.11	1.51	1.62	(0.10)	(0.57)	14.22	12.14	245	15	0.41	1.02	n/a	n/a
03/05(a)-12/31/2004	12.28	0.05	0.98	1.03	(0.04)	-	13.27	8.42	90	14	0.40	0.84	n/a	n/a

JNL/Mellon Capital Management S&P 500 Index Fund

Class A
06/30/2007	12.06	0.09	0.71	0.80	-	-	12.86	6.63	628,471	0	0.60	1.41	n/a	n/a
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)	12.06	15.08	559,179	1	0.60	1.42	n/a	n/a
12/31/2005	10.66	0.13	0.34	0.47	(0.12)	(0.33)	10.68	4.37	427,375	14	0.61	1.30	n/a	n/a
12/31/2004	9.84	0.12	0.87	0.99	(0.12)	(0.05)	10.66	10.06	361,845	7	0.60	1.49	n/a	n/a
12/31/2003	7.79	0.03	2.13	2.16	(0.08)	(0.03)	9.84	27.79	190,338	9	0.60	1.22	0.61	1.21
01/15(a)-12/31/2002	10.00	0.05	(2.26)	(2.21)	-	-	7.79	(22.10)	46,776	2	0.60	1.15	0.61	1.14

Class B
06/30/2007	12.27	0.10	0.73	0.83	-	-	13.10	6.76	11,739	0	0.40	1.61	n/a	n/a
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)	12.27	15.29	9,547	1	0.40	1.74	n/a	n/a
12/31/2005	10.72	0.15	0.34	0.49	(0.12)	(0.33)	10.76	4.63	537	14	0.41	1.50	n/a	n/a
03/05(a)-12/31/2004	10.25	0.09	0.52	0.61	(0.09)	(0.05)	10.72	5.91	239	7	0.40	2.07	n/a	n/a

JNL/Mellon Capital Management Small Cap Index Fund

Class A
06/30/2007	14.79	0.09	0.82	0.91	-	-	15.70	6.15	384,253	9	0.60	1.16	n/a	n/a
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)	14.79	17.49	339,124	17	0.60	1.02	n/a	n/a
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)	13.44	4.22	237,460	16	0.60	0.84	n/a	n/a
12/31/2004	11.46	0.07	1.93	2.00	-	(0.03)	13.43	17.42	173,822	18	0.60	0.81	n/a	n/a
12/31/2003	7.94	0.05	3.59	3.64	(0.04)	(0.08)	11.46	45.88	76,130	38	0.60	0.75	0.61	0.74
01/15(a)-12/31/2002	10.00	0.08	(2.06)	(1.98)	(0.08)	-	7.94	(19.79)	20,027	49	0.60	0.96	0.62	0.94

Class B
06/30/2007	14.86	0.10	0.84	0.94	-	-	15.80	6.33	3,264	9	0.40	1.36	n/a	n/a
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)	14.86	17.66	2,714	17	0.40	1.33	n/a	n/a
12/31/2005	13.39	0.10	0.49	0.59	(0.09)	(0.47)	13.42	4.38	248	16	0.40	1.04	n/a	n/a
03/05(a)-12/31/2004	12.33	0.06	1.08	1.14	(0.05)	(0.03)	13.39	9.24	85	18	0.40	1.25	n/a	n/a

JNL/Oppenheimer Global Growth Fund

Class A
06/30/2007	15.25	0.11	1.19	1.30	-	-	16.55	8.52	338,577	9	1.05	1.38	n/a	n/a
12/31/2006	13.53	0.08	2.21	2.29	(0.07)	(0.50)	15.25	16.96	349,246	30	1.06	0.58	n/a	n/a
12/31/2005	11.92	0.08	1.56	1.64	(0.03)	-	13.53	13.74	289,390	27	1.06	0.74	n/a	n/a
12/31/2004	10.12	0.03	1.78	1.81	(0.01)	-	11.92	17.93	235,047	18	1.06	0.56	n/a	n/a
12/31/2003	7.20	0.03	2.89	2.92	-	-	10.12	40.56	104,625	38	1.05	0.57	n/a	n/a
12/31/2002	9.27	0.03	(2.10)	(2.07)	-	-	7.20	(22.33)	50,522	64	1.05	0.44	n/a	n/a

Class B
06/30/2007	15.35	0.13	1.20	1.33	-	-	16.68	8.66	499	9	0.85	1.66	n/a	n/a
12/31/2006	13.57	0.11	2.22	2.33	(0.05)	(0.50)	15.35	17.21	386	30	0.86	0.72	n/a	n/a

12/31/2005	11.93	0.11	1.56	1.67	(0.03)	-	13.57	13.98	204	27	0.86	0.94	n/a	n/a
03/05(a)-12/31/2004	10.71	0.03	1.21	1.24	(0.02)	-	11.93	11.60	24	18	0.86	0.59	n/a	n/a

(a) Commencement of operations.

(b)  Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.

JNL/PIMCO Real Return Fund

Class A
01/17(a) - 06/30/2007	$ 10.00	$ 0.19	$ (0.09)	$ 0.10	$ -		$ -		$ 10.10	1.00%	$ 292,656	555%	(f)	0.80%	3.51%	n/a %	n/a %

Class B
01/17(a) - 06/30/2007	10.00	0.20	(0.09)	0.11	-		-		10.11	1.10	102	555	(f)	0.60	3.65	n/a	n/a

JNL/PIMCO Total Return Bond Fund

Class A
06/30/2007	11.66	0.27	(0.25)	0.02	-		-		11.68	0.17	871,887	51	(f)	0.81	4.05	n/a	n/a
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)		0.00	(g)	11.66	3.38	765,205	63	(f)	0.81	4.20	n/a	n/a
12/31/2005	11.96	0.27	0.02	0.29	(0.33)		(0.22)		11.70	2.40	571,892	183	(f)	0.81	3.15	n/a	n/a
12/31/2004	11.76	0.17	0.36	0.53	(0.20)		(0.13)		11.96	4.45	390,124	163	(f)	0.81	1.72	n/a	n/a
12/31/2003	11.60	0.13	0.42	0.55	(0.17)		(0.22)		11.76	4.78	317,301	147		0.80	2.02	n/a	n/a
12/31/2002	10.66	0.24	0.70	0.94	-		-		11.60	8.85	211,362	116		0.80	3.23	n/a	n/a

Class B
06/30/2007	12.22	0.29	(0.26)	0.03	-		-		12.25	0.25	7,734	51	(f)	0.61	4.23	n/a	n/a
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)		0.00	(g)	12.22	3.57	6,953	63	(f)	0.60	4.51	n/a	n/a
12/31/2005	12.15	0.29	0.02	0.31	(0.33)		(0.22)		11.91	2.52	174	183	(f)	0.60	3.36	n/a	n/a
03/05(a)-12/31/2004	12.02	0.08	0.22	0.30	(0.04)		(0.13)		12.15	2.46	30	163	(f)	0.61	3.09	n/a	n/a

JNL/PPM America High Yield Bond Fund

Class A
06/30/2007	8.22	0.32	(0.14)	0.18	-		-		8.40	2.19	391,424	53		0.79	7.64	n/a	n/a
12/31/2006	7.95	0.62	0.21	0.83	(0.56)		-		8.22	10.51	365,753	62		0.80	7.49	n/a	n/a
12/31/2005	8.51	0.62	(0.48)	0.14	(0.62)		(0.08)		7.95	1.69	276,421	33		0.81	7.39	n/a	n/a
12/31/2004	8.03	0.17	0.49	0.66	(0.18)		-		8.51	8.22	284,949	149		0.83	6.97	n/a	n/a
12/31/2003	6.98	0.75	1.05	1.80	(0.75)		-		8.03	25.79	19,464	72		0.90	8.47	n/a	n/a
12/31/2002	7.42	0.87	(0.44)	0.43	(0.87)		-		6.98	5.76	17,079	77		0.90	8.88	n/a	n/a

Class B
06/30/2007	8.81	0.35	(0.14)	0.21	-		-		9.02	2.38	4,797	53		0.59	7.84	n/a	n/a
12/31/2006	8.12	0.66	0.21	0.87	(0.18)		-		8.81	10.72	4,443	62		0.59	7.60	n/a	n/a
12/31/2005	8.66	0.64	(0.48)	0.16	(0.62)		(0.08)		8.12	1.89	214	33		0.60	7.60	n/a	n/a
03/05(a)-12/31/2004	8.15	0.14	0.41	0.55	(0.04)		-		8.66	6.84	13	149		0.63	7.20	n/a	n/a

JNL/PPM America Value Equity Fund

Class A
06/30/2007	20.44	0.15	1.52	1.67	-		-		22.11	8.17	227,116	69		0.86	1.38	n/a	n/a
12/31/2006	18.09	0.17	2.19	2.36	(0.01)		-		20.44	13.03	165,734	145		0.97	0.92	n/a	n/a
12/31/2005	17.42	0.24	0.61	0.85	(0.18)		-		18.09	4.91	181,363	79		0.97	0.97	n/a	n/a
12/31/2004	16.09	0.24	1.33	1.57	(0.24)		-		17.42	9.76	215,615	46		0.97	1.24	1.01	1.20
12/31/2003	13.06	0.16	3.04	3.20	(0.17)		-		16.09	24.55	309,732	68		0.98	1.16	1.03	1.11
12/31/2002	16.50	0.16	(3.44)	(3.28)	(0.16)		-		13.06	(19.87)	256,100	62		0.98	1.06	1.01	1.03

Class B
06/30/2007	20.60	0.17	1.54	1.71	-		-		22.31	8.30	139	69		0.66	1.55	n/a	n/a
12/31/2006	18.20	0.22	2.18	2.40	0.00	(g)	-		20.60	13.21	129	145		0.77	1.14	n/a	n/a
12/31/2005	17.48	0.28	0.62	0.90	(0.18)		-		18.20	5.18	107	79		0.76	1.18	n/a	n/a
03/05(a)-12/31/2004	16.82	0.21	0.66	0.87	(0.21)		-		17.48	5.17	1	46		0.75	1.58	0.79	1.54

(a) Commencement of operations.

(b)  Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.

(f)   Portfolio Turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 574% in 2007. Portfolio Turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 352%,

409%, 271%, and 112% in 2004, 2005, 2006, and 2007 respectively.
(g) Distributions of $0.00 represent amounts less than $0.005.

JNL/Putnam Equity Fund

Class A
06/30/2007	$ 22.73	$ 0.01	$ 1.19	$ 1.20	$ -	$ -	$ 23.93	5.28%	$ 101,931	34%	0.98%	0.09%	n/a %	n/a %
12/31/2006	20.06	0.07	2.69	2.76	(0.09)	-	22.73	13.75	143,203	105	0.98	0.34	n/a	n/a
12/31/2005	18.59	0.07	1.56	1.63	(0.16)	-	20.06	8.75	161,881	135	0.98	0.37	n/a	n/a
12/31/2004	16.54	0.20	1.96	2.16	(0.11)	-	18.59	13.04	149,669	91	0.99	0.95	1.06	0.88
12/31/2003	13.04	0.08	3.47	3.55	(0.05)	-	16.54	27.23	164,927	75	1.00	0.45	1.07	0.38
12/31/2002	17.18	-	(4.14)	(4.14)	-	-	13.04	(24.10)	153,303	123	0.99	0.23	1.05	0.17

Class B
06/30/2007	22.84	0.04	1.19	1.23	-	-	24.07	5.39	161	34	0.78	0.31	n/a	n/a
12/31/2006	20.10	0.11	2.70	2.81	(0.07)	-	22.84	14.00	148	105	0.78	0.53	n/a	n/a
12/31/2005	18.59	0.11	1.56	1.67	(0.16)	-	20.10	8.96	124	135	0.78	0.57	n/a	n/a
03/05(a)-12/31/2004	17.26	0.15	1.32	1.47	(0.14)	-	18.59	8.55	11	91	0.78	2.15	0.85	2.08

JNL/Putnam Midcap Growth Fund

Class A
06/30/2007	9.59	(0.01)	0.64	0.63	-	-	10.22	6.57	37,054	112	1.06	(0.29)	n/a	n/a
12/31/2006	9.07	(0.02)	0.54	0.52	-	-	9.59	5.73	36,647	118	1.06	(0.24)	n/a	n/a
12/31/2005	8.09	(0.03)	1.01	0.98	-	-	9.07	12.11	36,392	92	1.06	(0.38)	n/a	n/a
12/31/2004	6.82	(0.04)	1.31	1.27	-	-	8.09	18.62	33,829	112	1.06	(0.62)	1.14	(0.70)
12/31/2003	5.11	(0.03)	1.74	1.71	-	-	6.82	33.46	28,909	117	1.05	(0.52)	1.11	(0.58)
12/31/2002	7.23	(0.04)	(2.08)	(2.12)	-	-	5.11	(29.32)	18,647	117	1.05	(0.62)	1.10	(0.67)

Class B
06/30/2007	9.65	-	0.64	0.64	-	-	10.29	6.63	190	112	0.86	0.08	n/a	n/a
12/31/2006	9.11	-	0.54	0.54	-	-	9.65	5.93	173	118	0.86	(0.03)	n/a	n/a
12/31/2005	8.11	(0.01)	1.01	1.00	-	-	9.11	12.33	131	92	0.85	(0.17)	n/a	n/a
03/05(a)-12/31/2004	7.32	(0.02)	0.81	0.79	-	-	8.11	10.79	1	112	0.78	(0.34)	0.87	(0.43)

JNL/S&P Disciplined Growth Fund (f)

Class A
01/17(a) - 06/30/2007	10.00	(0.01)	0.76	0.75	-	-	10.75	7.50	5,117	8	0.19	(0.19)	n/a	n/a

JNL/S&P Disciplined Moderate Fund (f)

Class A
01/17(a) - 06/30/2007	10.00	(0.01)	0.50	0.49	-	-	10.49	4.90	7,349	36	0.19	(0.19)	n/a	n/a

JNL/S&P Disciplined Moderate Growth Fund (f)

Class A
01/17(a) - 06/30/2007	10.00	(0.01)	0.67	0.66	-	-	10.66	6.60	13,325	7	0.19	(0.19)	n/a	n/a

JNL/S&P Managed Aggressive Growth Fund (f)

Class A
06/30/2007	13.91	(0.01)	1.28	1.27	-	-	15.18	9.13	714,463	28	0.17	(0.16)	n/a	n/a
12/31/2006	12.80	0.04	1.95	1.99	(0.04)	(0.84)	13.91	15.57	672,325	33	0.17	0.28	n/a	n/a
12/31/2005	11.89	0.25	0.76	1.01	(0.10)	-	12.80	8.48	657,320	35	0.18	0.22	n/a	n/a
12/31/2004	10.57	0.02	1.31	1.33	(0.01)	-	11.89	12.61	670,711	62	0.18	0.41	n/a	n/a
12/31/2003	8.44	0.06	2.20	2.26	(0.13)	-	10.57	26.80	164,016	4	0.20	0.97	n/a	n/a
12/31/2002	10.45	0.06	(1.97)	(1.91)	(0.10)	-	8.44	(18.26)	97,110	38	0.20	0.77	n/a	n/a

JNL/S&P Managed Conservative Fund (f)

Class A

06/30/2007	11.29	(0.01)	0.27	0.26	-	-	11.55	2.30	188,376	18	0.19	(0.19)	n/a	n/a
12/31/2006	10.70	0.20	0.64	0.84	(0.18)	(0.07)	11.29	7.85	137,126	39	0.19	1.82	n/a	n/a
12/31/2005	10.35	0.26	0.13	0.39	(0.03)	(0.01)	10.70	3.73	80,642	16	0.19	3.54	n/a	n/a
10/04(a)-12/31/2004	10.00	0.14	0.21	0.35	-	-	10.35	3.50	13,909	13	0.18	12.94	n/a	n/a

(a) Commencement of operations.

(b)  Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.
(f) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

JNL/S&P Managed Growth Fund (f)

Class A
06/30/2007	$ 13.62	$ (0.01)	$ 1.15	$ 1.14	$ -	#	$ -	$ 14.76	8.37%	$ 1,335,871	19%	0.16%	(0.15)%	n/a %	n/a %
12/31/2006	12.56	0.07	1.71	1.78	(0.07)	#	(0.65)	13.62	14.15	1,246,802	34	0.16	0.53	n/a	n/a
12/31/2005	12.23	0.30	0.61	0.91	(0.13)	#	(0.45)	12.56	7.44	1,059,806	32	0.16	0.62	n/a	n/a
12/31/2004	11.07	0.07	1.19	1.26	(0.06)	#	(0.04)	12.23	11.41	1,001,562	47	0.17	0.67	n/a	n/a
12/31/2003	9.25	0.08	1.93	2.01	(0.19)		-	11.07	21.73	609,887	3	0.20	1.40	n/a	n/a
12/31/2002	10.70	0.08	(1.41)	(1.33)	(0.12)		-	9.25	(12.40)	331,543	33	0.20	1.26	n/a	n/a

JNL/S&P Managed Moderate Fund (f)

Class A
06/30/2007	11.90	(0.01)	0.56	0.55	-		-	12.45	4.62	420,548	16	0.19	(0.19)	n/a	n/a
12/31/2006	11.04	0.17	0.97	1.14	(0.13)		(0.15)	11.90	10.39	314,249	35	0.19	1.44	n/a	n/a
12/31/2005	10.54	0.24	0.29	0.53	(0.02)		(0.01)	11.04	4.99	157,719	11	0.18	3.13	n/a	n/a
10/04(a)-12/31/2004	10.00	0.11	0.43	0.54	-		-	10.54	5.40	19,873	0	0.18	11.25	n/a	n/a

JNL/S&P Managed Moderate Growth Fund (f)

Class A
06/30/2007	13.08	(0.01)	0.86	0.85	-		-	13.93	6.50	1,317,623	20	0.16	(0.15)	n/a	n/a
12/31/2006	12.13	0.12	1.36	1.48	(0.12)		(0.41)	13.08	12.17	1,123,984	29	0.16	0.97	n/a	n/a
12/31/2005	11.67	0.34	0.41	0.75	(0.20)		(0.09)	12.13	6.41	861,543	21	0.17	1.39	n/a	n/a
12/31/2004	10.91	0.12	0.92	1.04	(0.11)		(0.17)	11.67	9.58	619,106	38	0.18	1.20	n/a	n/a
12/31/2003	9.48	0.10	1.58	1.68	(0.25)		-	10.91	17.75	402,322	2	0.20	1.79	n/a	n/a
12/31/2002	10.54	0.10	(0.99)	(0.89)	(0.17)		-	9.48	(8.48)	227,833	31	0.20	1.75	n/a	n/a

JNL/S&P Growth Retirement Strategy Fund (f)

Class A
01/17(a) - 06/30/2007	10.00	0.06	0.57	0.63	-		-	10.63	6.30	3,153	2	0.61	1.23	n/a	n/a

JNL/S&P Moderate Growth Retirement Strategy Fund (f)

Class A
01/17(a) - 06/30/2007	10.00	0.09	0.37	0.46	-		-	10.46	4.60	2,790	1	0.62	1.94	n/a	n/a

JNL/S&P Moderate Retirement Strategy Fund (f)

Class A
01/17(a) - 06/30/2007	10.00	0.13	0.15	0.28	-		-	10.28	2.80	2,583	3	0.62	2.73	n/a	n/a

JNL/S&P Retirement 2015 Fund (f)

Class A
06/30/2007	11.00	(0.01)	0.81	0.80	-		-	11.80	7.27	10,442	18	0.18	(0.18)	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.16	0.84	1.00	-		-	11.00	10.00	5,128	27	0.19	1.58	n/a	n/a

JNL/S&P Retirement 2020 Fund (f)

Class A
06/30/2007	11.12	(0.01)	0.93	0.92	-		-	12.04	8.18	5,981	27	0.18	(0.18)	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.13	0.99	1.12	-		-	11.12	11.20	2,356	19	0.20	1.35	n/a	n/a

JNL/S&P Retirement 2025 Fund (f)

Class A
06/30/2007	11.20	(0.01)	1.03	1.02	-		-	12.22	9.11	2,452	33	0.18	(0.18)	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.15	1.05	1.20	-		-	11.20	12.00	1,133	45	0.22	1.53	n/a	n/a

JNL/S&P Retirement Income Fund (f)

Class A
06/30/2007	10.74	(0.01)	0.41	0.40	-	-	11.14	3.72	18,487	22	0.18	(0.18)	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.34	0.40	0.74	-	-	10.74	7.40	9,889	46	0.19	3.46	n/a	n/a

(a) Commencement of operations.

(b)  Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.
(f) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

JNL/Select Balanced Fund

Class A
06/30/2007	$ 17.35	$ 0.24	$ 0.89	$ 1.13	$ -	$ -	$ 18.48	6.51%	$ 487,360	19%	(f)	0.79%	2.73%	n/a %	n/a %
12/31/2006	15.75	0.42	1.73	2.15	(0.31)	(0.24)	17.35	13.65	439,868	46	(f)	0.79	2.55	n/a	n/a
12/31/2005	17.12	0.34	0.58	0.92	(0.38)	(1.91)	15.75	5.30	396,350	42	(f)	0.79	2.22	n/a	n/a
12/31/2004	15.55	0.36	1.33	1.69	(0.02)	(0.10)	17.12	10.88	381,316	121		0.80	2.42	n/a	n/a
12/31/2003	13.14	0.32	2.51	2.83	(0.30)	(0.12)	15.55	21.57	303,892	54		0.80	2.49	0.81	2.48
12/31/2002	14.00	0.42	(0.69)	(0.27)	(0.42)	(0.17)	13.14	(1.93)	217,013	68		0.81	2.98	0.81	2.98

Class B
06/30/2007	17.39	0.27	0.88	1.15	-	-	18.54	6.61	753	19	(f)	0.59	2.99	n/a	n/a
12/31/2006	15.64	0.45	1.72	2.17	(0.18)	(0.24)	17.39	13.89	276	46	(f)	0.59	2.75	n/a	n/a
12/31/2005	16.98	0.37	0.58	0.95	(0.38)	(1.91)	15.64	5.52	198	42	(f)	0.59	2.42	n/a	n/a
03/05(a)-12/31/2004	16.19	0.17	0.89	1.06	(0.17)	(0.10)	16.98	6.54	22	121		0.60	2.68	n/a	n/a

JNL/Select Global Growth Fund

Class A
06/30/2007	22.23	-	2.19	2.19	-	-	24.42	9.85	116,071	42		1.11	(0.04)	n/a	n/a
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31	160,207	116		1.10	0.35	n/a	n/a
12/31/2005	19.41	0.08	0.29	0.37	(0.10)	-	19.68	1.91	188,593	264		1.10	0.30	n/a	n/a
12/31/2004	17.43	0.10	1.88	1.98	-	-	19.41	11.36	217,952	296		1.11	0.58	1.21	0.48
12/31/2003	14.06	0.13	3.24	3.37	-	-	17.43	23.97	197,288	120		1.13	0.70	1.18	0.65
12/31/2002	19.48	0.10	(5.38)	(5.28)	(0.14)	-	14.06	(27.12)	206,070	65		1.07	0.45	1.10	0.42

Class B
06/30/2007	22.39	0.02	2.20	2.22	-	-	24.61	9.92	235	42		0.91	0.19	n/a	n/a
12/31/2006	19.76	0.10	2.58	2.68	(0.05)	-	22.39	13.57	204	116		0.90	0.49	n/a	n/a
12/31/2005	19.45	0.12	0.29	0.41	(0.10)	-	19.76	2.12	122	264		0.89	0.51	n/a	n/a
03/05(a)-12/31/2004	18.37	0.11	0.97	1.08	-	-	19.45	5.88	1	296		0.84	1.02	0.94	0.92

JNL/Select Large Cap Growth Fund

Class A
06/30/2007	21.58	-	1.85	1.85	-	-	23.43	8.57	152,561	43		1.01	(0.04)	n/a	n/a
12/31/2006	20.63	(0.01)	0.96	0.95	-	-	21.58	4.60	186,424	89		0.99	(0.07)	n/a	n/a
12/31/2005	19.71	(0.05)	0.97	0.92	-	-	20.63	4.67	216,007	77		0.99	(0.18)	n/a	n/a
12/31/2004	17.65	(0.02)	2.08	2.06	-	-	19.71	11.67	295,491	154		1.00	(0.09)	1.02	(0.11)
12/31/2003	13.03	(0.04)	4.66	4.62	-	-	17.65	35.46	257,852	78		1.04	(0.28)	1.08	(0.32)
12/31/2002	18.55	(0.04)	(5.48)	(5.52)	-	-	13.03	(29.76)	215,884	117		1.02	(0.18)	1.10	(0.26)

Class B
06/30/2007	21.72	0.02	1.86	1.88	-	-	23.60	8.66	192	43		0.81	0.16	n/a	n/a
12/31/2006	20.71	0.02	0.99	1.01	-	-	21.72	4.88	173	89		0.80	0.12	n/a	n/a
12/31/2005	19.75	(0.01)	0.97	0.96	-	-	20.71	4.86	140	77		0.79	0.02	n/a	n/a
03/05(a)-12/31/2004	18.67	0.04	1.04	1.08	-	-	19.75	5.78	2	154		0.76	0.40	0.77	0.39

JNL/Select Money Market Fund

Class A
06/30/2007	1.00	0.02	-	0.02	(0.02)	-	1.00	2.38	466,592	n/a		0.59	4.76	n/a	n/a
12/31/2006	1.00	0.04	-	0.04	(0.04)	-	1.00	4.49	269,095	n/a		0.59	4.42	n/a	n/a
12/31/2005	1.00	0.02	-	0.02	(0.02)	-	1.00	2.71	258,452	n/a		0.60	2.66	n/a	n/a
12/31/2004	1.00	0.01	-	0.01	(0.01)	-	1.00	0.78	237,815	n/a		0.61	0.81	n/a	n/a
12/31/2003	1.00	0.01	-	0.01	(0.01)	-	1.00	0.46	184,440	n/a		0.69	0.47	n/a	n/a
12/31/2002	1.00	0.01	-	0.01	(0.01)	-	1.00	1.07	214,520	n/a		0.69	1.07	n/a	n/a

Class B
06/30/2007	1.00	0.02	-	0.02	(0.02)	-	1.00	2.48	4,300	n/a		0.39	4.96	n/a	n/a
12/31/2006	1.00	0.05	-	0.05	(0.05)	-	1.00	4.70	2,955	n/a		0.39	4.80	n/a	n/a

12/31/2005	1.00	0.02	-	0.02	(0.02)	-	1.00	2.91	469	n/a	0.40	2.88	n/a	n/a
03/05(a)-12/31/2004	1.00	0.01	-	0.01	(0.01)	-	1.00	0.91	38	n/a	0.40	1.57	n/a	n/a

(a) Commencement of operations.

(b)  Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.
(f) Portfolio Turnover including dollar roll transactions for JNL/Select Balanced Fund was 142%, 64%, and 24% in 2005, 2006, and 2007, respectively.

JNL/Select Value Fund

Class A
06/30/2007	$ 19.42	$ 0.13	$ 1.52	$ 1.65	$ -	$ -	$ 21.07	8.50%	$ 512,195	22%	0.84%	1.33%	n/a %	n/a %
12/31/2006	16.90	0.25	3.28	3.53	(0.31)	(0.70)	19.42	20.86	481,805	34	0.84	1.37	n/a	n/a
12/31/2005	16.71	0.17	1.20	1.37	(0.20)	(0.98)	16.90	8.15	277,461	29	0.86	1.41	n/a	n/a
12/31/2004	14.70	0.12	2.05	2.17	(0.06)	(0.10)	16.71	14.77	154,283	136	0.86	1.50	n/a	n/a
12/31/2003	10.97	0.11	3.71	3.82	(0.03)	(0.06)	14.70	34.80	54,532	16	0.85	1.81	0.88	1.78
09/30(a)-12/31/2002	10.00	0.06	0.91	0.97	-	-	10.97	9.70	18,004	9	0.85	2.24	0.98	2.11

Class B
06/30/2007	19.66	0.16	1.53	1.69	-	-	21.35	8.60	15,678	22	0.64	1.54	n/a	n/a
12/31/2006	16.91	0.34	3.22	3.56	(0.11)	(0.70)	19.66	21.05	12,976	34	0.64	1.76	n/a	n/a
12/31/2005	16.68	0.21	1.20	1.41	(0.20)	(0.98)	16.91	8.41	158	29	0.65	1.62	n/a	n/a
03/05(a)-12/31/2004	15.47	0.11	1.31	1.42	(0.11)	(0.10)	16.68	9.22	27	136	0.66	1.73	n/a	n/a

JNL/T. Rowe Price Established Growth Fund

Class A
06/30/2007	21.84	0.06	1.80	1.86	-	-	23.70	8.52	1,025,634	24	0.87	0.56	n/a	n/a
12/31/2006	19.44	0.09	2.57	2.66	(0.09)	(0.17)	21.84	13.70	750,771	46	0.90	0.46	n/a	n/a
12/31/2005	18.36	0.04	1.08	1.12	(0.04)	-	19.44	6.09	732,553	41	0.91	0.24	n/a	n/a
12/31/2004	16.77	0.08	1.58	1.66	(0.07)	-	18.36	9.89	606,885	37	0.92	0.51	0.93	0.50
12/31/2003	12.85	0.02	3.90	3.92	-	-	16.77	30.54	474,046	36	0.92	0.14	0.95	0.11
12/31/2002	16.78	0.01	(3.92)	(3.91)	(0.02)	-	12.85	(23.33)	316,367	46	0.92	0.06	0.94	0.04

Class B
06/30/2007	22.02	0.09	1.80	1.89	-	-	23.91	8.58	34,866	24	0.68	0.78	n/a	n/a
12/31/2006	19.50	0.14	2.58	2.72	(0.03)	(0.17)	22.02	13.95	32,185	46	0.70	0.64	n/a	n/a
12/31/2005	18.38	0.06	1.10	1.16	(0.04)	-	19.50	6.30	193	41	0.70	0.45	n/a	n/a
03/05(a)-12/31/2004	17.44	0.08	0.93	1.01	(0.07)	-	18.38	5.81	24	37	0.73	1.21	0.74	1.20

JNL/T. Rowe Price Mid-Cap Growth Fund

Class A
06/30/2007	29.05	0.03	4.29	4.32	-	-	33.37	14.87	659,410	17	1.02	0.19	n/a	n/a
12/31/2006	29.64	0.05	1.96	2.01	(0.05)	(2.55)	29.05	6.76	625,869	37	1.02	0.16	n/a	n/a
12/31/2005	27.87	(0.07)	4.01	3.94	-	(2.17)	29.64	14.10	623,382	30	1.02	(0.32)	n/a	n/a
12/31/2004	24.89	(0.13)	4.61	4.48	-	(1.50)	27.87	18.03	541,739	34	1.02	(0.55)	1.04	(0.57)
12/31/2003	18.05	(0.12)	7.08	6.96	-	(0.12)	24.89	38.60	379,541	43	1.03	(0.60)	1.04	(0.61)
12/31/2002	23.12	(0.15)	(4.92)	(5.07)	-	-	18.05	(21.93)	248,327	42	1.03	(0.67)	1.04	(0.68)

Class B
06/30/2007	29.28	0.06	4.33	4.39	-	-	33.67	14.99	29,092	17	0.82	0.40	n/a	n/a
12/31/2006	29.76	0.03	2.05	2.08	(0.01)	(2.55)	29.28	6.97	24,998	37	0.81	0.08	n/a	n/a
12/31/2005	27.92	0.01	4.00	4.01	-	(2.17)	29.76	14.32	276	30	0.82	(0.12)	n/a	n/a
03/05(a)-12/31/2004	26.20	(0.03)	3.25	3.22	-	(1.50)	27.92	12.32	33	34	0.81	(0.24)	0.82	(0.25)

JNL/T. Rowe Price Value Fund

Class A
06/30/2007	15.62	0.17	1.37	1.54	-	-	17.16	9.86	720,410	16	0.95	2.10	n/a	n/a
12/31/2006	13.93	0.22	2.57	2.79	(0.13)	(0.97)	15.62	20.11	681,711	26	0.96	1.48	n/a	n/a
12/31/2005	13.64	0.13	0.70	0.83	(0.11)	(0.43)	13.93	6.07	544,901	29	0.97	1.08	n/a	n/a
12/31/2004	11.92	0.12	1.68	1.80	(0.08)	-	13.64	15.12	485,126	42	0.99	1.01	1.01	0.99
12/31/2003	9.22	0.06	2.70	2.76	(0.06)	-	11.92	29.97	404,470	28	1.00	1.05	1.02	1.03
12/31/2002	11.11	0.09	(1.96)	(1.87)	-	(0.02)	9.22	(16.84)	220,106	38	1.00	0.97	1.02	0.95

Class B
06/30/2007	15.83	0.19	1.39	1.58	-	-	17.41	9.98	524	16	0.75	2.32	n/a	n/a
12/31/2006	14.03	0.26	2.58	2.84	(0.07)	(0.97)	15.83	20.30	391	26	0.76	1.71	n/a	n/a

12/31/2005	13.69	0.17	0.71	0.88	(0.11)	(0.43)	14.03	6.42	281	29	0.77	1.28	n/a	n/a
03/05(a)-12/31/2004	12.50	0.05	1.18	1.23	(0.04)	-	13.69	9.87	34	42	0.79	1.51	0.80	1.50

(a) Commencement of operations.

(b)  Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for the period ended June 30, 2007.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (“1940” Act), and the Securities Act of 1933, as amended. The Trust currently offers shares in sixty-one (61) separate funds (each a “Fund”, and collectively, "Funds"), each with its own investment objective: JNL/AIM Large Cap Growth Fund and JNL/AIM Small Cap Growth Fund both for which AIM Capital Management Inc. serves as the sub-adviser; JNL/AIM Real Estate Fund for which AIM Capital Management Inc. and INVESCO Institutional N.A., Inc. serve as the sub-advisers; JNL/Credit Suisse Global Natural Resources Fund for which Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited serve as the sub-advisers; JNL Credit Suisse Long/Short Fund for which Credit Suisse Asset Management, LLC serves as the sub-adviser; JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund both for which Eagle Asset Management, Inc. serves as the sub-adviser; JNL/FI Balanced Fund and JNL/FI Mid-Cap Equity Fund both for which Pyramis Global Advisors, LLC serves as the sub-adviser; JNL/Franklin Templeton Global Growth Fund for which Templeton Global Advisors Limited serves as the sub-adviser; JNL/Franklin Templeton Income Fund for which Franklin Advisers, Inc. serves as the sub-adviser; JNL/Franklin Templeton Mutual Shares Fund for which Franklin Mutual Advisers, LLC serves as the sub-adviser; JNL/Franklin Templeton Small Cap Value Fund for which Franklin Advisory Services, LLC serves as the sub-adviser; JNL/Goldman Sachs Core Plus Bond Fund for which Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International serve as the sub-advisers; JNL/Goldman Sachs Mid Cap Value Fund and JNL/Goldman Sachs Short Duration Bond Fund both for which Goldman Sachs Asset Management, L.P. serve as the sub-advisers; JNL/JPMorgan International Equity Fund, JNL/JPMorgan International Value Fund, and JNL/JPMorgan U.S. Government & Quality Bond Fund for which JPMorgan Investment Management Inc. serves as the sub-adviser; JNL/Lazard Emerging Markets Fund, JNL/Lazard Mid Cap Value Fund, and JNL/Lazard Small Cap Value Fund for which Lazard Asset Management, LLC serves as the sub-adviser; JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, and JNL/Mellon Capital Management Small Cap Index Fund all for which Mellon Capital Management Corporation serves as the sub-adviser; JNL/Oppenheimer Global Growth Fund for which OppenheimerFunds, Inc. serves as the sub-adviser; JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund both for which Pacific Investment Management Company LLC serves as the sub-adviser; JNL/PPM America High Yield Bond Fund and JNL/PPM America Value Equity Fund both for which PPM America, Inc. serves as the sub-adviser; JNL/Putnam Equity Fund and JNL/Putnam Midcap Growth Fund both for which Putnam Investment Management, LLC serves as the sub-adviser; the following funds are collectively known as the “JNL/S&P Funds” and are sub-advised by Standard & Poor’s Investment Advisory Services LLC: JNL/S&P Disciplined Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, and JNL/S&P Retirement Income Fund which have a fund of funds structure which invests in other affiliated underlying funds; the following funds are collectively known as the “JNL/S&P Retirement Strategy Funds” and are co-sub-advised by Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation: JNL/S&P Growth Retirement Strategy Fund, JNL/S&P Moderate Growth Retirement Strategy Fund, and JNL/S&P Moderate Retirement Strategy Fund which have a fund of funds structure; JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Large Cap Growth Fund, JNL/Select Money Market Fund, and JNL/Select Value Fund all for which Wellington Management Company, LLP serves as the sub-adviser; and JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, and JNL/T. Rowe Price Value Fund all for which T. Rowe Price Associates, Inc. serves as the sub-adviser. JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/Mellon Capital Management Index 5 Fund all have a fund of funds structure which invests in other affiliated underlying funds, and are advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/Lazard Mid Cap Value Fund, JNL/Lazard Small Cap Value Fund, JNL/PIMCO Real Return Fund, JNL/S&P Funds, and JNL/S&P Retirement Strategy Funds.

Effective January 16, 2007, JNL/Putnam Value Equity Fund was renamed JNL/PPM America Value Equity Fund and is managed by PPM America, Inc. Prior to January 16, 2007, JNL/Putnam Value Equity Fund was managed by Putnam Investment Management, LLC.

Effective April 27, 2007, JNL/T. Rowe Price Established Growth Fund acquired JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund. See Note 6 for additional information regarding this Fund acquisition.

Effective April 30, 2007, JNL/Western Asset High Yield Bond Fund, JNL Western Asset Strategic Bond Fund, and JNL/ Western Asset U.S. Government & Quality Bond Fund were renamed JNL/PPM America High Yield Bond Fund, JNL/Goldman Sachs Core Plus Bond Fund, and JNL/JPMorgan U.S. Government & Quality Bond Fund, respectively. JNL/PPM America High Yield Bond Fund is managed by PPM America, Inc. JNL/Goldman Sachs Core Plus Bond Fund is managed by Goldman Sachs Asset Management, L.P and Goldman Sachs Asset Management International. JNL/JPMorgan U.S. Government & Quality Bond Fund is managed by JPMorgan Investment Management Inc. Prior to April 30, 2007, JNL/Western Asset High Yield Bond Fund and JNL/Western Asset U.S. Government & Quality Bond Fund were managed by Western Asset Management Company. JNL/Western Asset Strategic Bond Fund was managed by Western Asset Management Company and Western Asset Management Company Limited.

Effective April 30, 2007, JNL/FMR Balanced Fund was renamed JNL/FI Balanced Fund and JNL/FMR Mid-Cap Equity Fund was renamed JNL/FI Mid-Cap Equity Fund, both are managed by Pyramis Global Advisors, LLC. Prior to April 30, 2007, these Funds were managed by Fidelity Management & Research Company.

Each Fund, except the JNL/S&P Funds, JNL/S&P Retirement Strategy Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/Mellon Capital Management Index 5 Fund, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 Fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson") and serves as investment adviser to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and their separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified plans.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Funds in the preparation of these financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Valuation – The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks and investment funds traded on an exchange are generally valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the JNL/Select Money Market Fund are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are generally valued at the closing bid price on the over-the-counter market.

Pursuant to procedures adopted by the Trust’s Board of Trustees (“Board”), the Funds may utilize international Fair Value Pricing (“FVP”). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing prices to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value.

A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be “fair valued” pursuant to the Board approved procedures. In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 PM Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the forward currency exchange rates determined as of the close of the NYSE. The change in market value is recorded as a receivable or payable from forward currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

When-Issued and Delayed Delivery Transactions - A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Adviser identifies liquid assets in a sufficient amount to meet the purchase price.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Many of these securities are valued using prices from third party vendors. These securities are sometimes valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Options Transactions – A Fund may buy and sell option contracts to manage its exposure to changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and the failure of the counterparty to honor their obligation under the contract.

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

A Fund may write covered call options on portfolio securities. When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current value. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform. Exchange traded options are valued by approved pricing sources at the last sales price as of the close of business on the local exchange.

Futures Contracts - A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. In the event that the settlement price is unavailable, the closing price will be used for valuation. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin reflected in the Statements of Assets and Liabilities.

Dollar Roll Transactions - A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by the Adviser). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Securities Sold Short - A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount so maintained plus any amounts deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited.

Swaps - A Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specific issuer. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon prices provided from market makers or information from pricing vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Net periodic payments or any payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Distributions to Shareholders - The JNL/Select Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

U.S. Government Agencies or Government-Sponsored Enterprises - Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM, whereby, JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to sub-advisers as compensation for their services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM.

	$0 to	$50 M to	$100 M to	$150 M to	$200 M to	$250 M to	$300 M to	$350 M to	$500 M to	$750 M to	$1.0 B to	Over
(M - Millions; B - Billions)	$50 M	$100 M	$150 M	$200 M	$250 M	$300 M	$350 M	$500 M	$750 M	$1.0 B	$1.5 B	$1.5 B
JNL/AIM Large Cap Growth Fund	0.75%	0.70%	0.70%	0.70%	0.70%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
JNL/AIM Real Estate Fund	0.75	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7
JNL/AIM Small Cap Growth Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.8	0.8	0.8	0.8	0.8	0.8
JNL/Credit Suisse Global Natural Resources Fund	0.7	0.7	0.7	0.7	0.7	0.7	0.6	0.6	0.6	0.6	0.6	0.6
JNL/Credit Suisse Long/Short Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.75	0.75	0.75	0.75	0.75	0.75
JNL/Eagle Core Equity Fund	0.65	0.65	0.6	0.6	0.6	0.6	0.55	0.55	0.55	0.55	0.55	0.55
JNL/Eagle SmallCap Equity Fund (a)	0.75	0.75	0.7	0.7	0.7	0.7	0.7	0.7	0.65	0.65	0.65	0.65
JNL/FI Balanced Fund (b)	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.6	0.6	0.6	0.6
JNL/FI Mid-Cap Equity Fund	0.7	0.7	0.7	0.7	0.7	0.65	0.65	0.65	0.65	0.6	0.6	0.55
JNL/Franklin Templeton Founding Strategy Fund	0	0	0	0	0	0	0	0	0	0	0	0
JNL/Franklin Templeton Global Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.65	0.65	0.6	0.6	0.6	0.6
JNL/Franklin Templeton Income Fund	0.8	0.8	0.75	0.75	0.65	0.65	0.65	0.65	0.6	0.6	0.6	0.6
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.7	0.7	0.7	0.7
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85	0.85	0.85	0.77	0.77	0.77	0.77	0.75	0.75	0.75	0.75
JNL/Goldman Sachs Core Plus Bond Fund (c)	0.6	0.6	0.6	0.6	0.6	0.6	0.6	0.6	0.55	0.55	0.55	0.55
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.75	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7
JNL/Goldman Sachs Short Duration Bond Fund	0.45	0.45	0.45	0.45	0.45	0.4	0.4	0.4	0.4	0.4	0.4	0.4
JNL/JPMorgan International Equity Fund (d)	0.7	0.7	0.7	0.65	0.65	0.65	0.65	0.65	0.6	0.6	0.6	0.6
JNL/JPMorgan International Value Fund (d)	0.7	0.7	0.7	0.65	0.65	0.65	0.65	0.65	0.6	0.6	0.6	0.6
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.5	0.5	0.5	0.45	0.45	0.45	0.4	0.4	0.35	0.35	0.35	0.35
JNL/Lazard Emerging Markets Fund	1	1	0.9	0.9	0.9	0.85	0.85	0.85	0.85	0.85	0.85	0.85
JNL/Lazard Mid Cap Value Fund	0.75	0.75	0.7	0.7	0.7	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/Lazard Small Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.7	0.7	0.7	0.7
JNL/Mellon Capital 10 x 10 Fund	0	0	0	0	0	0	0	0	0	0	0	0
JNL/Mellon Capital Management Bond Index Fund	0.3	0.3	0.3	0.3	0.3	0.3	0.3	0.3	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund	0.5	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45
JNL/Mellon Capital Management Index 5 Fund	0	0	0	0	0	0	0	0	0	0	0	0
JNL/Mellon Capital Management
International Index Fund	0.3	0.3	0.3	0.3	0.3	0.3	0.3	0.3	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management
S&P 400 MidCap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management S&P 500 Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management Small Cap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Oppenheimer Global Growth Fund	0.7	0.7	0.7	0.7	0.7	0.7	0.6	0.6	0.6	0.6	0.6	0.6
JNL/PIMCO Real Return Fund	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.475	0.475
JNL/PIMCO Total Return Bond Fund	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5
JNL/PPM America High Yield Bond Fund (e)	0.5	0.5	0.5	0.45	0.45	0.45	0.45	0.45	0.425	0.425	0.425	0.425
JNL/PPM America Value Equity Fund (f)	0.55	0.55	0.55	0.55	0.55	0.55	0.5	0.5	0.5	0.5	0.5	0.5
JNL/Putnam Equity Fund	0.675	0.675	0.675	0.6	0.6	0.6	0.575	0.575	0.575	0.575	0.575	0.575
JNL/Putnam Midcap Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.7	0.7	0.7	0.7	0.7	0.7
JNL/S&P Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

JNL/S&P Retirement Strategy Funds	0.3	0.3	0.3	0.3	0.3	0.3	0.3	0.3	0.27	0.27	0.27	0.27
JNL/Select Balanced Fund	0.55	0.5	0.5	0.475	0.475	0.475	0.45	0.45	0.425	0.425	0.425	0.425
JNL/Select Global Growth Fund	0.75	0.75	0.75	0.7	0.7	0.7	0.7	0.7	0.65	0.6	0.6	0.6
JNL/Select Large Cap Growth Fund	0.7	0.7	0.7	0.65	0.65	0.65	0.65	0.65	0.6	0.55	0.55	0.55
JNL/Select Money Market Fund	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.25	0.25	0.25	0.25
JNL/Select Value Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.5	0.5	0.45	0.45	0.45	0.45
JNL/T. Rowe Price Established Growth Fund	0.65	0.65	0.65	0.6	0.6	0.6	0.6	0.6	0.55	0.55	0.55	0.55
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75	0.75	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7	0.7
JNL/T. Rowe Price Value Fund	0.7	0.7	0.7	0.65	0.65	0.65	0.65	0.65	0.6	0.6	0.6	0.6

(a)	Prior to April 30, 2007, the fees were 0.75% on assets up to $150 million, 0.70% on assets over $150 million up to $500 million, and 0.65% on assets over $500 million.
(b)	Prior to April 30, 2007, the Fund was called JNL/FMR Balanced Fund. The fees were 0.70% on assets up to $500 million, 0.65% on assets over $500 million up to

$750 million, and 0.60% on assets over $750 million.

(c)

Prior to April 30, 2007, the Fund was called JNL/Western Asset Strategic Bond Fund. The fees were 0.65% on assets up to $150 million, 0.60% on assets over $150 million up to $500 million, and 0.55% on assets over $500 million.

(d)

Prior to April 30, 2007, the fees were 0.75% on assets up to $50 million, 0.70% on assets over $50 million up to $200 million, 0.65% on assets over $200 million up to $500 million, and 0.60% on assets over $500 million.

(e)

Prior to April 30, 2007, the Fund was called JNL/Western Asset High Yield Bond Fund. The fees were 0.55% on assets up to $50 million, 0.50% on assets over $50 million up to $150 million, 0.475% on assets over $150 million up to $300 million, 0.45% on assets over $300 million up to $500 million, and 0.425% on assets over $500 million.

(f)

Prior to January 16, 2007, the Fund was called JNL/Putnam Value Equity Fund. The fees were 0.675% on assets up to $150 million, 0.60% on assets over $150 million up to $300 million, and 0.575% on assets over $300 million.

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an Administrative Fee based on the average daily net assets of each Fund, accrued daily, paid monthly. The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10x10 Fund, JNL/Mellon Capital Management Index 5 Fund, and JNL/S&P Funds pay JNAM an annual Administrative Fee of 0.05%. The JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/JPMorgan International Equity Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management International Index Fund, JNL/Oppenheimer Global Growth Fund, and JNL/Select Global Growth Fund pay JNAM an annual Administration Fee of 0.15%. All other Funds pay JNAM an annual Administration Fee of 0.10%. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

12b-1 Fees - The Funds, except for the JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10x10 Fund, JNL/Mellon Capital Management Index 5 Fund, and the JNL/S&P Funds, have adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson and is an affiliate of JNAM. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees (Class A)".

Directed Brokerage Commissions - The sub-advisers may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

During the period ended June 30, 2007, JNL/FI Balanced Fund paid $3; in thousands, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more other funds offered by the Advisor at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation. Deferred amounts under this plan are credited at a rate of return of 5%. Liabilities related to deferred balances are included in the Trustee fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in the Trustee fees set forth in the Statements of Operations.

Investments in affiliates - During the period ended June 30, 2007, certain Funds invested in money market funds for temporary purposes, which were managed by JNAM or another affiliate. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund which may be considered affiliated with the Funds. The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, and the JNL/S&P Funds invested solely in the Class A shares of other affiliated Funds of the Trust and JNL Variable Funds. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Mellon Financial Corp., the parent company of its subadviser. The total market value and cost of such affiliated investments is disclosed separately in the

Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to the cost of purchases and proceeds from sales of long-term securities for the period ended June 30, 2007, is as follows (in thousands):

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

			U.S. Government
	Investment Securities		Obligations
	Purchases	Sales	Purchases	Sales
JNL/AIM Large Cap Growth Fund	$ 122,727	$ 150,679	$ -	$ -
JNL/AIM Real Estate Fund	145,894	85,062	-	-
JNL/AIM Small Cap Growth Fund	17,297	11,196	-	-
JNL/Credit Suisse Global Natural Resources Fund	112,390	9,968	-	-
JNL/Credit Suisse Long/Short Fund	83,320	23,366	-	-
JNL/Eagle Core Equity Fund	27,625	61,602	-	-
JNL/Eagle SmallCap Equity Fund	75,092	72,464	-	-
JNL/FI Balanced Fund	44,793	43,897	13,539	12,444
JNL/FI Mid-Cap Equity Fund	103,052	134,585	-	-
JNL/Franklin Templeton Founding Strategy Fund	441,263	18,149	-	-
JNL/Franklin Templeton Global Growth Fund	159,797	1,846	-	-
JNL/Franklin Templeton Income Fund	230,147	8,281	9,847	-
JNL/Franklin Templeton Mutual Shares Fund	205,610	8,199	-	-
JNL/Franklin Templeton Small Cap Value Fund	8,945	5,457	-	-
JNL/Goldman Sachs Core Plus Bond Fund	752,798	889,000	449,483	302,623
JNL/Goldman Sachs Mid Cap Value Fund	146,609	73,096	-	-
JNL/Goldman Sachs Short Duration Bond Fund	28,158	51,976	55,409	91,652
JNL/JPMorgan International Equity Fund	125,892	23,661	-	-
JNL/JPMorgan International Value Fund	464,569	306,889	-	-
JNL/JP Morgan U.S. Government & Quality Bond Fund	346,826	420,811	177,048	108,825
JNL/Lazard Emerging Markets Fund	105,989	31,016	-	-
JNL/Lazard Mid Cap Value Fund	142,648	117,648	-	-
JNL/Lazard Small Cap Value Fund	76,118	76,075	-	-
JNL/Mellon Capital Management 10 x 10 Fund	7,956	-	-	-
JNL/Mellon Capital Management Bond Index Fund	17,812	17,534	93,576	41,981
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	35,194	20,401	-	-
JNL/Mellon Capital Management Index 5 Fund	6,380	1,186	-	-
JNL/Mellon Capital Management International Index Fund	63,019	3,294	-	-
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	98,706	31,480	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	52,768	1,880	-	-
JNL/Mellon Capital Management Small Cap Index Fund	74,339	33,078	-	-
JNL/Oppenheimer Global Growth Fund	30,627	66,261	-	-
JNL/PIMCO Real Return Fund	102,950	17,404	1,636,479	1,290,618
JNL/PIMCO Total Return Bond Fund	173,204	117,151	422,672	239,665
JNL/PPM America High Yield Bond Fund	231,853	192,930	-	-
JNL/PPM America Value Equity Fund	197,450	150,835	-	-
JNL/Putnam Equity Fund	37,346	84,046	-	-
JNL/Putnam Midcap Growth Fund	41,717	44,759	-	-
JNL/S&P Disciplined Growth Fund	5,122	195	-	-
JNL/S&P Disciplined Moderate Fund	8,277	1,064	-	-
JNL/S&P Disciplined Moderate Growth Fund	13,333	359	-	-
JNL/S&P Managed Aggressive Growth Fund	191,409	210,344	-	-
JNL/S&P Managed Conservative Fund	77,682	29,987	-	-
JNL/S&P Managed Growth Fund	244,271	259,572	-	-
JNL/S&P Managed Moderate Fund	147,302	57,097	-	-
JNL/S&P Managed Moderate Growth Fund	361,119	245,138	-	-
JNL/S&P Growth Retirement Strategy Fund	3,038	50	-	-
JNL/S&P Moderate Growth Retirement Strategy Fund	2,703	17	-	-
JNL/S&P Moderate Retirement Strategy Fund	2,604	67	-	-
JNL/S&P Retirement 2015 Fund	6,165	1,359	-	-
JNL/S&P Retirement 2020 Fund	4,362	999	-	-
JNL/S&P Retirement 2025 Fund	1,752	595	-	-
JNL/S&P Retirement Income Fund	11,190	3,072	-	-
JNL/Select Balanced Fund	105,095	76,308	29,069	28,170
JNL/Select Global Growth Fund	50,706	106,818	-	-
JNL/Select Large Cap Growth Fund	66,267	111,302	-	-
JNL/Select Money Market Fund	37,500	24,072	-	-
JNL/Select Value Fund	113,031	107,393	-	-
JNL/T. Rowe Price Established Growth Fund	405,775	206,886	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	106,902	157,850	-	-
JNL/T. Rowe Price Value Fund	106,359	120,608	-	-

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

NOTE 5. FEDERAL INCOME TAX MATTERS

Federal Income Taxes - Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes. Each Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles.

At December 31, 2006, the following Funds had accumulated net realized capital loss carryovers, in thousands, for U.S. federal income tax purposes, which may be used to offset future realized capital gains (in thousands). It is the intent of the Board of Trustees to not distribute any realized capital gains until the accumulated capital loss carryovers have been offset or have expired.

		Year(s) of			Year(s) of
	Amount	Expiration		Amount	Expiration

JNL/FI Mid-Cap Equity Fund	$297,951	2009-2011	JNL/PPM America High Yield Bond Fund	$52,668	2012-2014
JNL/Goldman Sachs Core Plus Bond Fund	1,655	2014	JNL/PPM America Value Equity Fund	1,341	2011
JNL/Goldman Sachs Short Duration Bond Fund	1,752	2014	JNL/Putnam Equity Fund	1,303	2014
JNL/JPMorgan International Equity Fund	12,576	2010-2011	JNL/Putnam Midcap Growth Fund	11,840	2009-2011
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,122	2014	JNL/S&P Managed Aggressive Growth Fund	6,687	2009-2012
JNL/Lazard Emerging Markets Fund	6	2014	JNL/S&P Managed Growth Fund	562	2012
JNL/Mellon Capital Management Bond Index Fund	1,618	2013-2014	JNL/Select Global Growth Fund	135,490	2009-2011
JNL/PIMCO Total Return Bond Fund	1,303	2014	JNL/Select Large Cap Growth Fund	282,491	2009-2011
			JNL/Select Money Market Fund	3	2010-2013

The following represents capital and/or currency losses (in thousands) realized after October 31, 2006, which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/AIM Large Cap Growth Fund	$143
JNL/AIM Real Estate Fund	12
JNL/FI Balanced Fund	8
JNL/Goldman Sachs Short Duration Bond Fund	53
JNL/JPMorgan U.S. Government & Quality Bond Fund	93
JNL/Lazard Emerging Markets Fund	44
JNL/Mellon Capital Management Bond Index Fund	25
JNL/PIMCO Total Return Bond Fund	2,395
JNL/Select Global Growth Fund	5
JNL/T. Rowe Price Established Growth Fund	21
JNL/T. Rowe Price Mid-Cap Growth Fund	12

As of June 30, 2007, the cost of investments and net unrealized appreciation/depreciation for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/AIM Large Cap Growth Fund	$372,036	$67,996	$(2,266)	$65,730
JNL/AIM Real Estate Fund	393,640	16,839	(18,974)	(2,135)
JNL/AIM Small Cap Growth Fund	79,209	14,793	(1,588)	13,205
JNL/Credit Suisse Global Natural Resources Fund	115,069	12,776	(1,259)	11,517
JNL/Credit Suisse Long/Short Fund	60,629	4,269	(1,505)	2,764
JNL/Eagle Core Equity Fund	145,637	15,987	(1,921)	14,066
JNL/Eagle SmallCap Equity Fund	262,948	60,461	(5,240)	55,221
JNL/FI Balanced Fund	221,441	21,276	(3,677)	17,599
JNL/FI Mid-Cap Equity Fund	223,074	31,721	(8,390)	23,331
JNL/Franklin Templeton Founding Strategy Fund	422,940	10,469	(953)	9,516
JNL/Franklin Templeton Global Growth Fund	185,871	7,512	(2,818)	4,694
JNL/Franklin Templeton Income Fund	434,130	8,742	(6,383)	2,359
JNL/Franklin Templeton Mutual Shares Fund	209,415	10,124	(4,147)	5,977
JNL/Franklin Templeton Small Cap Value Fund	180,430	28,892	(5,636)	23,256
JNL/Goldman Sachs Core Plus Bond Fund	724,526	1,708	(9,189)	(7,481)
JNL/Goldman Sachs Mid Cap Value Fund	249,395	23,771	(5,303)	18,468
JNL/Goldman Sachs Short Duration Bond Fund	321,978	1,012	(402)	610
JNL/JPMorgan International Equity Fund	451,602	91,974	(5,720)	86,254
JNL/JPMorgan International Value Fund	725,525	93,338	(10,331)	83,007
JNL/JPMorgan U.S. Government & Quality Bond Fund	313,847	201	(5,154)	(4,953)

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Lazard Emerging Markets Fund	183,519	28,455	(2,211)	26,244
JNL/Lazard Mid Cap Value Fund	312,730	26,067	(5,509)	20,558
JNL/Lazard Small Cap Value Fund	209,373	16,272	(7,882)	8,390
JNL/Mellon Capital Management 10 X 10 Fund	7,955	46	(25)	21
JNL/Mellon Capital Management Bond Index Fund	393,013	248	(6,093)	(5,845)
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund	94,272	13,955	(1,779)	12,176
JNL/Mellon Capital Management Index 5 Fund	5,212	20	(26)	(6)
JNL/Mellon Capital Management International Index Fund	583,247	171,799	(8,277)	163,522
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	556,235	103,775	(17,560)	86,215
JNL/Mellon Capital Management S&P 500 Index Fund	555,812	149,056	(14,714)	134,342
JNL/Mellon Capital Management Small Cap Index Fund	477,070	79,559	(22,651)	56,908
JNL/Oppenheimer Global Growth Fund	349,667	93,104	(6,161)	86,943
JNL/PIMCO Real Return Fund	659,303	407	(557)	(150)
JNL/PIMCO Total Return Bond Fund	1,024,400	1,774	(12,925)	(11,151)
JNL/PPM America High Yield Bond Fund	520,555	6,210	(10,223)	(4,013)
JNL/PPM America Value Equity Fund	244,051	17,496	(5,714)	11,782
JNL/Putnam Equity Fund	102,381	14,396	(1,849)	12,547
JNL/Putnam Midcap Growth Fund	46,336	2,156	(1,166)	990
JNL/S&P Disciplined Growth Fund	4,937	188	(7)	181
JNL/S&P Disciplined Moderate Fund	7,244	129	(24)	105
JNL/S&P Disciplined Moderate Growth Fund	12,986	376	(35)	341
JNL/S&P Managed Aggressive Growth Fund	649,017	152,092	(86,539)	65,553
JNL/S&P Managed Conservative Fund	183,004	6,898	(1,497)	5,401
JNL/S&P Managed Growth Fund	1,137,823	245,657	(47,427)	198,230
JNL/S&P Managed Moderate Fund	394,816	27,811	(2,014)	25,797
JNL/S&P Managed Moderate Growth Fund	1,165,641	166,947	(14,787)	152,160
JNL/S&P Growth Retirement Strategy Fund	4,153	171	(18)	153
JNL/S&P Moderate Growth Retirement Strategy Fund	3,543	113	(20)	93
JNL/S&P Moderate Retirement Strategy Fund	2,950	60	(24)	36
JNL/S&P Retirement 2015 Fund	9,818	658	(33)	625
JNL/S&P Retirement 2020 Fund	5,699	311	(28)	283
JNL/S&P Retirement 2025 Fund	2,312	152	(12)	140
JNL/S&P Retirement Income Fund	17,975	625	(110)	515
JNL/Select Balanced Fund	512,342	70,943	(6,758)	64,185
JNL/Select Global Growth Fund	113,206	22,444	(1,729)	20,715
JNL/Select Large Cap Growth Fund	160,779	22,567	(2,092)	20,475
JNL/Select Money Market Fund	470,793	-	-	-
JNL/Select Value Fund	470,522	88,030	(3,905)	84,125
JNL/T. Rowe Price Established Growth Fund	1,022,406	172,915	(17,447)	155,468
JNL/T. Rowe Price Mid-Cap Growth Fund	719,227	201,579	(16,526)	185,053
JNL/T. Rowe Price Value Fund	671,967	160,222	(15,681)	144,541

The tax character of distributions paid during the period ended December 31, 2006, was as follows (in thousands):

	Ordinary	Long-term		Ordinary	Long-term
	Income	Capital Gain		Income	Capital Gain
JNL/AIM Large Cap Growth Fund	89	$-	JNL/Mellon Capital Management
JNL/AIM Real Estate Fund	1,995	428	S&P 400 MidCap Index Fund	$4,935	$10,490
JNL/AIM Small Cap Growth Fund	-	4,178	JNL/Mellon Capital Management S&P 500 Index Fund	7,839	2,700
JNL/Eagle Core Equity Fund	31	-	JNL/Mellon Capital Management Small Cap Index Fund	5,009	16,495
JNL/Eagle SmallCap Equity Fund	-	16,067	JNL/Oppenheimer Global Growth Fund	1,603	11,030
JNL/FI Balanced Fund	1,393	2,606	JNL/PIMCO Total Return Bond Fund	27,318	196
JNL/Franklin Templeton Income Fund	1,572	-	JNL/PPM America High Yield Bond Fund	23,385	-
JNL/Franklin Templeton Small Cap Value Fund	1,229	-	JNL/PPM America Value Equity Fund	53	-
JNL/Goldman Sachs Core Plus Bond Fund	358	-	JNL/Putnam Equity Fund	551	-
JNL/Goldman Sachs Mid Cap Value Fund	2,411	-	JNL/S&P Managed Aggressive Growth Fund	4,066	35,732
JNL/JPMorgan International Equity Fund	3,635	-	JNL/S&P Managed Conservative Fund	2,362	596
JNL/JPMorgan International Value Fund	8,207	5,644	JNL/S&P Managed Growth Fund	11,888	50,228
JNL/Lazard Mid Cap Value Fund	5,972	14,250	JNL/S&P Managed Moderate Fund	5,094	2,234
JNL/Lazard Small Cap Value Fund	15,000	12,308	JNL/S&P Managed Moderate Growth Fund	13,600	29,702
JNL/Mellon Capital Management Bond Index Fund	4,940	-	JNL/Select Balanced Fund	11,107	2,407
JNL/Mellon Capital Management Enhanced			JNL/Select Global Growth Fund	495	-
S&P 500 Stock Index Fund	4,779	2,732	JNL/Select Money Market Fund	12,358	-

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

JNL/Mellon Capital Management			JNL/Select Value Fund	11,126	13,000
International Index Fund	13,162	2,106	JNL/T.Rowe Price Established Growth Fund	3,106	6,108
			JNL/T.Rowe Price Mid-Cap Growth Fund	5,379	48,000
			JNL/T.Rowe Price Value Fund	8,032	37,000

JNL/Select Money Market Fund paid distributions (in thousands) of $7,892 from ordinary income during the period ended June 30, 2007.

Permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book basis and federal tax basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Permanent differences include but are not limited to: expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts, and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gain/(Loss)	Paid-in Capital
JNL/AIM Large Cap Growth Fund	$55	$(55)	$-
JNL/AIM Real Estate Fund	(1,151)	1,151	-
JNL/AIM Small Cap Growth Fund	415	(415)	-
JNL/Eagle Core Equity Fund	(167)	167	-
JNL/Eagle SmallCap Equity Fund	1,170	-	(1,170)
JNL/FI Balanced Fund	(23)	23	-
JNL/FI Mid-Cap Equity Fund	140	3	(143)
JNL/Franklin Templeton Income Fund	5	(5)	-
JNL/Goldman Sachs Core Plus Bond Fund	47	(47)	-
JNL/Goldman Sachs Mid Cap Value Fund	(62)	62	-
JNL/Goldman Sachs Short Duration Bond Fund	(438)	438	-
JNL/JPMorgan International Equity Fund	94	(94)	-
JNL/JPMorgan International Value Fund	(593)	593	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	(83)	83	-
JNL/Lazard Emerging Markets Fund	(227)	227	-
JNL/Lazard Mid Cap Value Fund	(84)	84	-
JNL/Lazard Small Cap Value Fund	(69)	69	-
JNL/Mellon Capital Management Bond Index Fund	(7)	7	-
JNL/Mellon Capital Management Enhanced S&P 500
Stock Index Fund	(7)	7	-
JNL/Mellon Capital Management International Index Fund	745	(745)	-
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	(161)	161	-
JNL/Mellon Capital Management S&P 500 Index Fund	(35)	35	-
JNL/Mellon Capital Management Small Cap Index Fund	(117)	117	-
JNL/Oppenheimer Global Growth Fund	346	(346)	-
JNL/PIMCO Total Return Bond Fund	519	(519)	-
JNL/PPM America High Yield Bond Fund	22	(22)	-
JNL/Putnam Equity Fund	(4)	4	-
JNL/Putnam Midcap Growth Fund	92	-	(92)
JNL/S&P Managed Aggressive Growth Fund	2,168	(2,168)	-
JNL/S&P Managed Conservative Fund	110	(110)	-
JNL/S&P Managed Growth Fund	2,286	(2,286)	-
JNL/S&P Managed Moderate Fund	511	(511)	-
JNL/S&P Managed Moderate Growth Fund	2,494	(2,494)	-
JNL/S&P Retirement 2015 Fund	14	(14)	-
JNL/S&P Retirement 2020 Fund	7	(7)	-
JNL/S&P Retirement 2025 Fund	3	(3)	-
JNL/S&P Retirement Income Fund	16	(16)	-
JNL/Select Balanced Fund	(189)	189	-
JNL/Select Global Growth Fund	13	(13)	-
JNL/Select Large Cap Growth Fund	134	(1)	(133)
JNL/Select Value Fund	191	(191)
JNL/T. Rowe Price Established Growth Fund	(168)	168	-
JNL/T. Rowe Price Mid-Cap Growth Fund	(13)	13	-

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

JNL/T. Rowe Price Value Fund	(20)	20	-

NOTE 6. FUND ACQUISITION

On April 27, 2007, the following acquisition was accomplished by a taxable exchange of Class A and B shares (in thousands) pursuant to a plan of reorganization approved by the Board of Trustees on February 7, 2007:

	Shares of			Shares Outstanding
	Acquiring	Merger		Of Acquired Fund
	Fund Issued	Tax		On Acquisition
Acquiring Fund	In Exchange	Status	Acquired Fund	Date

JNL/T. Rowe Price Established Growth Fund Fund			JNL/Alger Growth Fund
Class A	9,055	Taxable	Class A	10,663
Class B	3	Taxable	Class B	4
JNL/T. Rowe Price Established Growth Fund			JNL/Oppenheimer Growth Fund
Class A	1,513	Taxable	Class A	4,052
Class B	2	Taxable	Class B	6

The acquired Funds made liquidating distributions from ordinary income and long-term capital gains as set forth below:

Acquired Fund	Ordinary Income	Long-term Capital Gain
JNL/Alger Growth Fund
Class A	$404	$-
Class B	2	-
JNL/Oppenheimer Growth Fund
Class A	2,679	3,840
Class B	4	5

The aggregate net assets (in thousands) of the acquiring and acquired funds immediately before the acquisition were as follows:

Acquiring Fund	Net Assets	Acquired Fund	Net Assets

JNL/T. Rowe Price Established Growth Fund		JNL/Alger Growth Fund
Class A	$768,163	Class A	$212,009
Class B	35,318	Class B	76
JNL/T. Rowe Price Established Growth Fund		JNL/Oppenheimer Growth Fund
Class A	768,163	Class A	35,401
Class B	35,318	Class B	50

NOTE 7. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The timeframe for the adoption of FIN 48 is required for the first financial statement reporting period for fiscal years beginning after December 15, 2006. FIN 48 requires that management evaluate the tax positions taken in returns that remain subject to examination by the Funds' major tax jurisdictions.  At June 30, 2007, returns subject to examination include those filed for the period ended December 31, 2004 and thereafter.  Management completed an evaluation of the Fund’s tax positions for the applicable periods as of June 30, 2007. Based on that evaluation, management concluded that the adoption of FIN 48 does not materially effect the Fund’s financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other daily operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

	Actual Fund Return				Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	12/31/2006	6/30/2007	Ratios	Period	12/31/2006	6/30/2007	Ratios	Period

JNL/AIM Large Cap Growth Fund
Class A	$ 1,000.00	$1,071.90	1.00%	$ 5.14	$ 1,000.00	$1,019.84	1.00%	$ 5.01
Class B	1,000.00	1,073.80	0.80	4.11	1,000.00	1,020.83	0.80	4.01
JNL/AIM Real Estate Fund
Class A	1,000.00	936.10	1.01	4.85	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	937.50	0.81	3.89	1,000.00	1,020.78	0.81	4.06
JNL/AIM Small Cap Growth Fund
Class A	1,000.00	1,126.10	1.15	6.06	1,000.00	1,019.09	1.15	5.76
Class B	1,000.00	1,126.70	0.96	5.06	1,000.00	1,020.03	0.96	4.81
JNL/Credit Suisse Global Natural Resources Fund
Class A	1,000.00	1,256.00	1.04	5.30	1,000.00	1,019.64	1.04	5.21
Class B	1,000.00	1,257.00	0.84	4.29	1,000.00	1,020.63	0.84	4.21
JNL/Credit Suisse Long/Short Fund
Class A	1,000.00	1,081.00	2.45	11.52	1,000.00	1,012.65	2.45	12.23
Class B	1,000.00	1,082.00	2.27	10.68	1,000.00	1,013.54	2.27	11.33
JNL/Eagle Core Equity Fund
Class A	1,000.00	1,059.20	0.94	4.80	1,000.00	1,020.13	0.94	4.71
Class B	1,000.00	1,061.10	0.74	3.78	1,000.00	1,021.12	0.74	3.71
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,160.90	1.04	5.57	1,000.00	1,019.64	1.04	5.21
Class B	1,000.00	1,161.90	0.84	4.50	1,000.00	1,020.63	0.84	4.21
JNL/FI Balanced Fund
Class A	1,000.00	1,080.50	0.99	5.11	1,000.00	1,019.89	0.99	4.96
Class B	1,000.00	1,082.00	0.79	4.08	1,000.00	1,020.88	0.79	3.96
JNL/FI Mid-Cap Equity Fund
Class A	1,000.00	1,114.00	1.01	5.29	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	1,114.40	0.81	4.25	1,000.00	1,020.78	0.81	4.06
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,056.00	0.05	0.23	1,000.00	1,024.55	0.05	0.25
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,061.00	1.09	5.08	1,000.00	1,019.39	1.09	5.46
Class B	1,000.00	1,062.00	0.88	4.10	1,000.00	1,020.43	0.88	4.41
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,041.10	1.05	5.31	1,000.00	1,019.59	1.05	5.26
Class B	1,000.00	1,041.40	0.86	4.35	1,000.00	1,020.53	0.86	4.31
JNL/Franklin Templeton Mutual Shares
Class A	1,000.00	1,065.00	1.04	4.85	1,000.00	1,019.64	1.04	5.21
Class B	1,000.00	1,066.00	0.84	3.92	1,000.00	1,020.63	0.84	4.21
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,094.10	1.15	5.97	1,000.00	1,019.09	1.15	5.76
Class B	1,000.00	1,095.40	0.96	4.99	1,000.00	1,020.03	0.96	4.81
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,009.50	0.92	4.58	1,000.00	1,020.23	0.92	4.61
Class B	1,000.00	1,010.80	0.72	3.59	1,000.00	1,021.22	0.72	3.61

Disclosure of Fund Expenses (Unaudited) (continued)

JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,097.20	1.03	5.36	1,000.00	1,019.69	1.03	5.16
Class B	1,000.00	1,098.50	0.83	4.32	1,000.00	1,020.68	0.83	4.16

	Actual Fund Return				Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	12/31/2006	6/30/2007	Ratios	Period	12/31/2006	6/30/2007	Ratios	Period
JNL/Goldman Sachs Short Duration Bond Fund
Class A	$ 1,000.00	$1,020.40	0.75%	$ 3.76	$ 1,000.00	$1,021.08	0.75%	$ 3.76
Class B	1,000.00	1,021.30	0.55	2.76	1,000.00	1,022.07	0.55	2.76
JNL/JPMorgan International Equity Fund
Class A	1,000.00	1,097.60	1.03	5.36	1,000.00	1,019.69	1.03	5.16
Class B	1,000.00	1,098.50	0.83	4.32	1,000.00	1,020.68	0.83	4.16
JNL/JPMorgan International Value Fund
Class A	1,000.00	1,122.00	1.01	5.31	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	1,123.00	0.81	4.26	1,000.00	1,020.78	0.81	4.06
JNL/JPMorgan U.S. Government and Quality Bond Fund
Class A	1,000.00	1,003.50	0.79	3.92	1,000.00	1,020.88	0.79	3.96
Class B	1,000.00	1,005.00	0.59	2.93	1,000.00	1,021.87	0.59	2.96
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	1,173.80	1.32	7.11	1,000.00	1,018.25	1.32	6.61
Class B	1,000.00	1,175.50	1.12	6.04	1,000.00	1,019.24	1.12	5.61
JNL/Lazard Mid Cap Value Fund
Class A	1,000.00	1,125.00	1.02	5.37	1,000.00	1,019.74	1.02	5.11
Class B	1,000.00	1,125.80	0.82	4.32	1,000.00	1,020.73	0.82	4.11
JNL/Lazard Small Cap Value Fund
Class A	1,000.00	1,057.10	1.06	5.41	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	1,057.40	0.86	4.39	1,000.00	1,020.53	0.86	4.31
JNL/Mellon Capital Management 10 x 10 Fund
Class A	1,000.00	1,033.00	0.05	0.08	1,000.00	1,024.55	0.05	0.25
JNL/Mellon Capital Management Bond Index Fund
Class A	1,000.00	1,006.40	0.61	3.03	1,000.00	1,021.77	0.61	3.06
Class B	1,000.00	1,008.10	0.41	2.04	1,000.00	1,022.76	0.41	2.06
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
Class A	1,000.00	1,068.30	0.79	4.05	1,000.00	1,020.88	0.79	3.96
Class B	1,000.00	1,068.00	0.59	3.03	1,000.00	1,021.87	0.59	2.96
JNL/Mellon Capital Management Index 5 Fund
Class A	1,000.00	1,016.00	0.05	0.08	1,000.00	1,024.55	0.05	0.25
JNL/Mellon Capital Management International Index Fund
Class A	1,000.00	1,106.40	0.65	3.39	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	1,107.20	0.45	2.35	1,000.00	1,022.56	0.45	2.26
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A	1,000.00	1,116.30	0.61	3.20	1,000.00	1,021.77	0.61	3.06
Class B	1,000.00	1,117.50	0.41	2.15	1,000.00	1,022.76	0.41	2.06
JNL/Mellon Capital Mangement S&P 500 Index Fund
Class A	1,000.00	1,066.30	0.60	3.07	1,000.00	1,021.82	0.60	3.01
Class B	1,000.00	1,067.60	0.40	2.05	1,000.00	1,022.81	0.40	2.01
JNL/Mellon Capital Management Small Cap Index Fund
Class A	1,000.00	1,061.50	0.60	3.07	1,000.00	1,021.82	0.60	3.01
Class B	1,000.00	1,063.30	0.40	2.05	1,000.00	1,022.81	0.40	2.01
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,085.20	1.05	5.43	1,000.00	1,019.59	1.05	5.26
Class B	1,000.00	1,086.60	0.85	4.40	1,000.00	1,020.58	0.85	4.26
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,010.00	0.80	3.63	1,000.00	1,020.83	0.80	4.01
Class B	1,000.00	1,011.00	0.60	2.73	1,000.00	1,021.82	0.60	3.01
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,001.70	0.81	4.02	1,000.00	1,020.78	0.81	4.06

Disclosure of Fund Expenses (Unaudited) (continued)

Class B	1,000.00	1,002.50	0.61	3.03	1,000.00	1,021.77	0.61	3.06
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,021.90	0.79	3.96	1,000.00	1,020.88	0.79	3.96
Class B	1,000.00	1,023.80	0.59	2.96	1,000.00	1,021.87	0.59	2.96
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,081.70	0.86	4.44	1,000.00	1,020.53	0.86	4.31
Class B	1,000.00	1,083.00	0.66	3.41	1,000.00	1,024.79	0.66	3.31
JNL/Putnam Equity Fund
Class A	1,000.00	1,052.80	0.98	4.99	1,000.00	1,019.93	0.98	4.91
Class B	1,000.00	1,053.90	0.78	3.97	1,000.00	1,020.93	0.78	3.91

	Actual Fund Return				Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	12/31/2006	6/30/2007	Ratios	Period	12/31/2006	6/30/2007	Ratios	Period

JNL/Putnam Midcap Growth Fund
Class A	$ 1,000.00	$1,065.70	1.06%	$ 5.43	$ 1,000.00	$1,019.54	1.06%	$ 5.31
Class B	1,000.00	1,066.30	0.86	4.41	1,000.00	1,020.53	0.86	4.31
JNL/S&P Disciplined Growth Fund
Class A	1,000.00	1,075.00	0.19	0.89	1,000.00	1,023.85	0.19	0.95
JNL/S&P Disciplined Moderate Fund
Class A	1,000.00	1,049.00	0.19	0.88	1,000.00	1,023.85	0.19	0.95
JNL/S&P Disciplined Moderate Growth Fund
Class A	1,000.00	1,066.00	0.19	0.89	1,000.00	1,023.85	0.19	0.95
JNL/S&P Growth Retirement Strategy Fund
Class A	1,000.00	1,063.00	0.61	2.84	1,000.00	1,021.77	0.61	3.06
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,091.30	0.17	0.88	1,000.00	1,023.95	0.17	0.85
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,023.00	0.19	0.95	1,000.00	1,023.85	0.19	0.95
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,083.70	0.16	0.83	1,000.00	1,024.00	0.16	0.80
JNL/S&P Managed Moderate Fund
Class A	1,000.00	1,046.20	0.19	0.96	1,000.00	1,023.85	0.19	0.95
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,065.00	0.16	0.82	1,000.00	1,024.00	0.16	0.80
JNL/S&P Moderate Growth Retirement Strategy Fund
Class A	1,000.00	1,046.00	0.62	2.87	1,000.00	1,021.72	0.62	3.11
JNL/S&P Moderate Retirement Strategy Fund
Class A	1,000.00	1,028.00	0.62	2.84	1,000.00	1,021.72	0.62	3.11
JNL/S&P Retirement 2015 Fund
Class A	1,000.00	1,072.70	0.18	0.93	1,000.00	1,023.90	0.18	0.90
JNL/S&P Retirement 2020 Fund
Class A	1,000.00	1,081.80	0.18	0.93	1,000.00	1,023.90	0.18	0.90
JNL/S&P Retirement 2025 Fund
Class A	1,000.00	1,091.10	0.18	0.93	1,000.00	1,023.90	0.18	0.90
JNL/S&P Retirement Income Fund
Class A	1,000.00	1,037.20	0.18	0.91	1,000.00	1,023.90	0.18	0.90
JNL/Select Balanced Fund
Class A	1,000.00	1,065.10	0.79	4.05	1,000.00	1,020.88	0.79	3.96
Class B	1,000.00	1,066.10	0.59	3.02	1,000.00	1,021.87	0.59	2.96
JNL/Select Global Growth Fund
Class A	1,000.00	1,098.50	1.11	5.78	1,000.00	1,019.29	1.11	5.56
Class B	1,000.00	1,099.20	0.91	4.74	1,000.00	1,020.28	0.91	4.56
JNL/Select Large Cap Growth Fund
Class A	1,000.00	1,085.70	1.01	5.22	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	1,086.60	0.81	4.19	1,000.00	1,020.78	0.81	4.06
JNL/Select Money Market Fund

Disclosure of Fund Expenses (Unaudited) (continued)

Class A	1,000.00	1,023.80	0.59	2.96	1,000.00	1,021.87	0.59	2.96
Class B	1,000.00	1,024.80	0.39	1.96	1,000.00	1,022.86	0.39	1.96
JNL/Select Value Fund
Class A	1,000.00	1,085.00	0.84	4.34	1,000.00	1,020.63	0.84	4.21
Class B	1,000.00	1,086.00	0.64	3.31	1,000.00	1,021.62	0.64	3.21
JNL/T.Rowe Price Established Growth Fund
Class A	1,000.00	1,085.20	0.87	4.50	1,000.00	1,020.48	0.87	4.36
Class B	1,000.00	1,085.80	0.68	3.52	1,000.00	1,021.42	0.68	3.41
JNL/T.Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	1,148.70	1.02	5.43	1,000.00	1,019.74	1.02	5.11
Class B	1,000.00	1,149.90	0.82	4.37	1,000.00	1,020.73	0.82	4.11
JNL/T.Rowe Price Value Fund
Class A	1,000.00	1,098.60	0.95	4.94	1,000.00	1,020.08	0.95	4.76
Class B	1,000.00	1,099.80	0.75	3.90	1,000.00	1,021.08	0.75	3.76

Additional Disclosure

Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Registrant by calling Shareholder Services toll-free at 800-766-4683.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (THE "TRUST")

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Interested Trustee
Mark D. Nerud (41) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	91

Principal Occupation(s) During Past 5 Years:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

Other Directorships Held by Trustee: None

Disinterested Trustees
Michael Bouchard (51) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	91
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/99 to present)

Other Directorships Held by Trustee: None

William J. Crowley, Jr. (61) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Trustee: Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares Corporation

Dominic D’Annunzio (69) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Trustee [2] (2/02 to present)	91
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

Other Directorships Held by Trustee: None

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
Michelle Engler (49) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	91
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Trustee: Director of Federal Home Loan Mortgage Corporation

James Henry, Ph.D. (68) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

Other Directorships Held by Trustee: None

Richard McLellan (65) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/94 to present)	91
Principal Occupation(s) During Past 5 Years: Member, Dykema Gossett PLLC (Law Firm)

Other Directorships Held by Trustee: None

William R. Rybak (56) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (52) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91

Principal Occupation(s) During Past 5 Years:

Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

Other Directorships Held by Trustee: None

[1] Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
Officers
Daniel W. Koors (37) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

Other Directorships Held by Trustee: Not Applicable

Susan S. Rhee (35) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Secretary of the Adviser (11/00 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser; Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

Other Directorships Held by Trustee: Not Applicable

Steven J. Fredricks (37) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

Other Directorships Held by Trustee: Not Applicable

William V. Simon (36) 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Operating Officer of the Adviser (1/07 to present); Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

Other Directorships Held by Trustee: Not Applicable

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting www.jnl.com or www.jnlny.com.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (THE "TRUST")

The interested Trustees and Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2007:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael Bouchard	$28,677	$0	$0	$48,000
William J. Crowley, Jr. [4]	$13,442	$0	$0	$22,500
Dominic D’Annunzio [3,5]	$18,819	$0	$0	$31,500
Michelle Engler	$28,677	$0	$0	$48,000
James Henry	$28,677	$0	$0	$48,000
Richard McLellan	$31,664	$0	$0	$53,000
William R. Rybak	$28,677	$0	$0	$48,000
Patricia Woodworth [6]	$14,338	$0	$0	$24,000
Steven J. Fredricks [2]	$69,165	$0	$0	$115,772

[1]

The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

[4]	Mr. Crowley deferred $22,500.

[5]	Mr. D’Annunzio deferred $31,500.

[6]	Ms. Woodworth deferred $24,000.

PROXY VOTING GUIDELINES

JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2007 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s website at www.jnl.com or Jackson National Life Insurance Company of New York’s website at www.jnlny.com, and (4) on the Securities and Exchange Commission’s website at www.sec.gov.

SUPPLEMENT DATED JUNE 18, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please delete the third paragraph in the section entitled “The Sub-Adviser and Portfolio Management” for the JNL/Credit Suisse Global Natural Resources Fund, and replace it with the following:

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Neil Gregson and Vipin Ahuja.

Please add the following paragraph after the first paragraph in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Goldman Sachs Core Plus Bond Fund:

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by the Trust. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

Please delete the last sentence of the first paragraph in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, and the JNL/JPMorgan U.S. Government & Quality Bond Fund and replace it with the following:

As of December 31, 2006, J.P. Morgan and its affiliates had approximately $1,013 trillion in assets under management.

This Supplement is dated June 18, 2007.

SUPPLEMENT DATED JUNE 1, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNL(r) SERIES TRUST

On the front cover of the prospectus, please add the following fund:

JNL/JPMorgan International Equity Fund

Please delete the footnote for the JNL/JPMorgan International Equity Fund on page 120.

For the JNL/JPMorgan International Equity Fund, please add the following table in the section entitled “Performance”:

1

Class B

In the periods shown in the chart, the Fund’s highest quarterly return was 15.29% (4th quarter of 2004) and its lowest quarterly return was –0.32% (2nd quarter of 2005).

Average Annual Total Returns as of December 31, 2006

	1 year	Life of Class*
JNL/JPMorgan International Equity Fund (Class B)	22.97%	16.16%
Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.) Index	26.42%	19.03%

The Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.) Index is a broad-based, unmanaged index.

* The Class B shares of the Fund began operations on March 5, 2004. Prior to May 2, 2005, the Fund was managed by Putnam Investment Management, Inc.

For the JNL/JPMorgan International Equity Fund, please add the following table in the section entitled “Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average daily net assets)
Class B
Management/Administrative Fee*	0.83%
12b-1 Fee	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.83%

* The management/administrative fee has been restated to reflect that effective April 30, 2007, the fee was reduced to the level shown in the table above.

For the JNL/JPMorgan International Equity Fund, please add the following table in the section entitled “Expense Example”:

Expense Example	Class B
1 Year	$85
3 Years	$265
5 Years	$460
10 Years	$1,025

This Supplement is dated June 1, 2007.

(To be used with HR105 Rev. 05/07 and VC2440 Rev. 05/07.)

V6151 06/07

2

SUPPLEMENT DATED AUGUST 27, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNL (r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

For the JNL/Credit Suisse Long/Short Fund, please delete the second paragraph in the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the Fund. The current group members are Joseph Cherian, William Weng, Todd Jablonski, and Eric Leng. Mr. Cherian and Mr. Weng are the lead portfolio managers of the Credit Suisse Quantitative Strategies Group. Each portfolio manager has served in such capacity since the Fund’s inception, with the exception of Mr. Leng, who joined the team in July 2007.

For the JNL/Credit Suisse Long/Short Fund, please add the following paragraph in the section entitled “The Sub-Adviser and Portfolio Management” after the fifth paragraph:

Eric Leng, Ph.D. CFA, Director, is a Senior Portfolio Manager in the Quantitative Strategies Group where he manages structured equity portfolios. Prior to joining Credit Suisse in 2007, Dr. Leng founded and served as the managing partner at Clotho Investment Group, an exclusive outside manager for multi-strategy hedge fund Millennium Partners. From 2002 to 2005, Dr. Leng was a portfolio manager responsible for the market neutral product at DuPont Capital Management. Previously, he was a senior investment analyst at American Century Investment. Dr. Leng holds an M.B.A in Finance from the Wharton School, University of Pennsylvania, a Ph.D. in Biomedical Sciences from the Baylor College of Medicine and a B.Sc in Molecular Engineering from the University of Science and Technology of China. He is a CFA Charter holder. Before Dr. Leng started his career in finance, he authored or co-authored numerous articles in top peer-reviewed journals in biomedical sciences.

This Supplement is dated August 27, 2007.

1

SUPPLEMENT DATED JULY 2, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the section entitled “Management Fee”, please delete the fees for JNL/PIMCO Real Return Fund and replace them with the following:

FUND	ASSETS	ADVISORY FEE (ANNUAL RATE BASED ON AVERAGE NET ASSETS OF EACH FUND)
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%

This Supplement is dated July 2, 2007.

SUPPLEMENT DATED JUNE 1, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please add the following bullet after the fourth bullet in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Franklin Templeton Small Cap Value Fund:

•

Y. Dogan Sahin, CFA (Portfolio Manager of Advisory Services), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007. Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services. He joined Franklin Templeton Investments in September 2003. Prior to his current position, Mr. Sahin was a research analyst working primarily with the Franklin Small Cap Value Fund. Before joining Franklin Advisory Services, Mr. Sahin was a research analyst in Franklin’s San Mateo, California office, where he provided industry-specific equity research of specialty retail companies. Mr. Sahin joined Franklin Templeton in July 2001. Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley. He is a Chartered Financial Analyst (CFA) Charterholder.

This Supplement is dated June 1, 2007.

JNL SERIES TRUST

A Special Meeting of the Shareholders of the JNL Series Trust was held April 2, 2007.

The following proposal was voted upon at the meeting:

1.

To approve or disapprove a change in sub-adviser and an amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC (“JNAM”) and PPM America, Inc. (“PPM”), under which PPM would serve as sub-adviser to the Fund.

FUND	AFFIRMATIVE	AGAINST	WITHHOLD
JNL/Western Asset High Yield Bond Fund	38,221,797.489	1,087,824.889	4,276,549.441

SUPPLEMENT DATED AUGUST 27, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

On August 22, 2007, Jackson National Asset Management, LLC recommended and the Board of Trustees of the JNL Series Trust (“Board”) approved the following changes that will be effective December 3, 2007. Contract owners will be sent an Information Statement containing additional information on these changes and the new sub-advisers.

A change of sub-adviser was approved for the following Funds:

JNL/FI Balanced Fund
JNL/FI Mid-Cap Equity Fund
JNL/JPMorgan International Equity Fund
JNL/Putnam Equity Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund

The JNL/FI Balanced Fund, the JNL/Select Global Growth Fund, and the JNL/Select Large Cap Growth Fund will be sub-advised by Capital Guardian Trust Company. The names of the Funds will be changed as follows:

JNL/FI Balanced Fund to JNL/Capital Guardian Global Balanced Fund

JNL/Select Global Growth Fund to JNL/Capital Guardian Global Diversified Research Fund

JNL/Select Large Cap Growth Fund to JNL/Capital Guardian U.S. Growth Equity Fund

The JNL/JPMorgan International Equity Fund will be managed by A I M Capital Management, Inc. The name of the Fund will be changed as follows:

JNL/JPMorgan International Equity Fund to JNL/AIM International Growth Fund

The JNL/Putnam Midcap Growth Fund will be merged with the JNL/FI Mid-Cap Equity Fund. The sub-adviser for the JNL/FI Mid-Cap Equity Fund will be changed to J.P. Morgan Investment Management Inc.

ACQUIRING FUND	ACQUIRED FUND	NEW FUND NAME
JNL/FI Mid-Cap Equity Fund	JNL/Putnam Midcap Growth Fund	JNL/JPMorgan MidCap Growth Fund

In addition to the change in sub-advisers, the Board also approved the investment objectives and principal investment strategies for the following Funds:

JNL/Capital Guardian Global Balanced Fund

Investment Objective. The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Principal Investment Strategies. The Fund’s investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-

income securities of U.S. and non-U.S. issuers. The Fund’s neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

Equity portion of the Fund

The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Fixed-income portion of the Fund

The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

(a)

securities rated either Baa or better by Moody's Investors Service, Inc. or Fitch or BBB or better Standard & Poor's Corporation, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality;

(b)	securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,

(c)	cash equivalents and cash; or

(d)	currency options or forward currency contracts.

Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality. The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

JNL/Capital Guardian Global Diversified Research Fund

Investment Objective. The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

JNL/Capital Guardian U.S. Growth Equity Fund

Investment Objective. The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities). The Fund normally will invest in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. stock market. The “growth” characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes. Although the Fund does not intend to seek short-term profits, securities in the Fund's portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

JNL/AIM International Growth Fund

Investment Objective. The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund’s portfolio managers to have strong fundamentals and/or accelerating earnings growth. The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in the securities of companies located in at least four countries in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes. Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The Sub-Adviser may consider selling a security for several reasons, including: (1) its fundamentals deteriorate or it posts disappointing earnings; (2) its stock prices appear to be overvalued; or (3) a more attractive opportunity is identified.

JNL/JPMorgan MidCap Growth Fund

Investment Objective. The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Principal Investment Strategies. The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments, or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation, and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security, that the Sub-Adviser no longer considers reasonably valued.

The Board approved a Special Meeting of Shareholders to appoint PPM America, Inc. as sub-adviser for the JNL/Putnam Equity Fund to replace Putnam Investment Management, LLC. A proxy statement will be sent to contract owners of the JNL/Putnam Equity Fund on or about September 10, 2007, to vote on the approval of a change in sub-adviser for the JNL/Putnam Equity Fund. PPM America, Inc., is an affiliate of the JNL Series Trust and Jackson National Asset Management, LLC. The proposed new name will be:

JNL/PPM America Core Equity Fund

In addition to the proposed change in sub-adviser, the Board also approved the proposed investment objective and principal investment strategy for the Fund:

JNL/PPM America Core Equity Fund

Investment Objective. The investment objective of the JNL/PPM America Core Equity Fund is long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $2 billion or greater.

In managing the Fund, the Sub-Adviser employs a “core value” strategy whereby, under normal market conditions, approximately 60% of the account is managed with an active bottom-up “value” style and the balance of the portfolio is managed in a benchmark-aware “completion” style. In connection with the value component, the Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels. The completion component consists of approximately 45-55 stocks and both quantitative and qualitative methods are used to facilitate both the benchmark aware style and the active overlay. The Sub-Adviser employs a risk modeling system in managing the benchmark aware and quantitative element of the portfolio, and analyzes the stocks in the portfolio and weights them relative to the weightings of the benchmark based on their valuations and fundamentals.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

This Supplement is dated August 27, 2007.

JNL SERIES TRUST

JNL VARIABLE FUND LLC

JNLNY VARIABLE FUND I LLC

(collectively, the “Funds”)

APPROVAL OF THE FUNDS’

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees/Managers of the Funds (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Funds’ advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on February 6-7, 2007, the Board, including all of the Independent Trustees/Managers, considered information relating to the Fund’s investment advisory and management agreement with JNAM (“Agreement”), information relating to the proposed sub-advisory agreement between JNAM and Pyramis Global Advisors, LLC (“Pyramis”); the continuation of the sub-advisory agreements between JNAM and Franklin Advisory Services, LLC (“Franklin”) and Goldman Sachs Asset Management, L.P. (“Goldman”); and amendments to the existing sub-advisory agreements with Mellon Capital Management Corporation, J.P. Morgan Investment Management Inc., and an amendment to the existing sub-advisory agreement with PPM America, Inc. (collectively, the “February Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the February Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the new Sub-Advisory Agreement with Pyramis through April 30, 2009, the continuation of the sub-advisory agreements with Franklin and Goldman through January 30, 2008, and the amendments to the other sub-advisory agreements referenced above until June 30, 2008.

At a meeting on May 24, 2007, the Board, including all of the Independent Trustees/Managers, considered information relating to the Agreement and to the sub-sub-advisory agreement among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, and JNL Series Trust (“GSAMI Sub-Sub-Advisory Agreement”) as to the JNL/Goldman Sachs Core Plus Bond Fund and the information relating to the proposed sub-advisory agreement between JNAM and Putnam Investment Management, LLC (“Putnam Sub-Advisory Agreement”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the GSAMI Sub-Sub-Advisory Agreement and the Putnam Sub-Advisory Agreement. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the GSAMI Sub-Sub-Advisory Agreement through May 25, 2009 and the Putnam Sub-Advisory Agreement through May 31, 2009.

At a meeting on June 14-15, 2007, the Board, including all of the Independent Trustees/Managers, considered information relating to the Agreement and to the sub-advisory agreements between JNAM and each Fund’s sub-adviser(s) (“June Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Agreement and the June Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the June Sub-Advisory Agreements through June 30, 2008.

Please note, all references below to “Sub-Advisory Agreements” shall include the February Sub-Advisory Agreements, the GSAMI Sub-Sub-Advisory Agreement, the Putnam Sub-Advisory Agreement and the June Sub-Advisory Agreements.

In reviewing the Agreement and the Sub-Advisory Agreements and considering the information, the Board was advised by outside legal counsel to the Funds, and the Independent Trustees/Managers were advised by independent legal counsel. The Board considered the factors it deemed relevant, including principally: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that may accrue to JNAM and the sub-advisers through their relationships with the Funds. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreement and the Sub-Advisory Agreements.

Before approving the Agreement and the Sub-Advisory Agreements, the Independent Trustees/Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreement and the Sub-Advisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees/Managers, concluded that the Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is fair and reasonable and in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the sub-advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the sub-advisers, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM would monitor the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent and custodian. With respect to JNAM’s oversight of the sub-advisers, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the sub-advisers. The Board also considered the investment sub-advisory services to be provided by each sub-adviser. The Board considered JNAM’s evaluation of the sub-advisers, as well as JNAM’s recommendation, based on its review of the sub-advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management who are responsible for oversight of the Funds and each sub-adviser, and also reviewed the qualifications, backgrounds and responsibilities of the sub-advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each sub-adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each sub-adviser. The Board considered compliance reports about JNAM and the sub-advisers from the Funds’ CCO.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the sub-adviser(s) under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the median performance of a group of comparable funds selected by an independent data service (the “performance universe”) and how the Fund performed versus its benchmark index. The performance periods considered by the Board ended on December 31, 2006. References in this section to “Agreements” are references to the Agreement and Sub-Advisory Agreement of the Fund in question.

JNL/AIM Large Cap Growth Fund. The Board considered that the Fund outperformed the performance universe during the one-, three- and five-year periods and that it outperformed its benchmark for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Real Estate Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Small Cap Growth Fund. The Board considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed the performance universe for the three-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle Core Equity Fund. The Board considered that the Fund underperformed its performance universe and benchmark index for all periods. The Board also considered, however, that Sub-Adviser made significant changes to the Fund’s portfolio management team in October 2006 and that, as a result, the Fund’s style no longer includes a focus on growth. The Board noted that the new portfolio management team has a strong long-term record and that it was, therefore, prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements while continuing to closely monitor the performance of this Fund.

JNL/Eagle SmallCap Equity Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/FI Balanced Fund. The Board considered that the Fund outperformed its composite benchmark for the one-, three- and five-year periods and the performance universe for the three- and five-year periods, though it underperformed the performance universe for the one-year period. The Board noted, however, that Pyramis only began managing the Fund in April 2007 and that, therefore, none of the Fund’s performance record was attributable to Pyramis. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/FI Mid-Cap Equity Fund. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year year periods and its benchmark for the one-year period, though it underperformed its benchmark for the three-, five- and ten-year periods. The Board noted, however, that Pyramis only began managing the Fund in April 2007 and that, therefore, none of the Fund’s performance record was attributable to Pyramis. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Small Cap Value Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for that period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s short operating history.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods and the performance universe for the ten-year period. The Board also considered that the Fund underperformed the performance universe for the one-, three- and five-year periods. The Board also considered that Goldman has only served as sub-adviser since April 2007. The Board noted JNAM’s assertion that the Fund’s benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan International Equity Fund. The Board considered that the Fund underperformed its performance universe and benchmark for all periods. The Board also considered, however, that J.P. Morgan Investment Management Inc. (“JP Morgan”) has only served as sub-adviser since May 2005. Despite this, the Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/JPMorgan International Value Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods, though it underperformed both for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Value Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Small Cap Value Fund. The Board considered that the Fund outperformed its performance universe for the one-year period, though it underperformed the universe for the three- and five-year periods and the benchmark index for all periods. The Board considered JNAM’s assertion that the sub-adviser is a bottom-up stock picker whose performance will tend to lag when market leadership is narrowly confined to one or two sectors. For this reason and in light of the Fund’s stronger recent performance versus the performance universe, JNAM recommended to the Board that it renew the Agreements. The Board accepted JNAM’s recommendation and concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that, while the Fund slightly underperformed its performance universe for the one- and three-year periods, the Fund’s gross of fees performance was generally consistent for each of those periods with its benchmark. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that, while the Fund slightly underperformed its performance universe for the one- and three-year periods, the Fund’s gross of fees performance was generally consistent for each of those periods with its benchmark. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that the Fund outperformed the performance universe for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund outperformed the performance universe and slightly underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that, while the Fund underperformed the performance universe for the one- and three-year periods, the Fund’s gross of fees performance was generally competitive with its benchmark for each of those periods. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one- and three-year periods, though it underperformed its benchmark for the five-year period. The Board concluded that in light of the Fund’s competitive performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management DowSM 10 Fund. The Board considered that the Fund significantly outperformed the performance universe and performed competitively against its custom benchmark for the one-year period, though it underperformed the performance universe for the three- and five-year periods. The Board also considered JNAM’s assertion that the custom benchmark is a more meaningful source of comparative information than a broad-based benchmark index, because of the Fund’s unique investment focus. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of each Fund’s strong, recent performance record.

JNL/Mellon Capital Management S&P® 10 Fund. The Board considered that the Fund outperformed the performance universe for the three- and five-year periods, though it underperformed the performance universe for the one-year period. The Board also considered that the Fund significantly outperformed its benchmark for the three- and five-year periods, though it underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s strong long-term performance record.

JNL/Mellon Capital Management Global 15 Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Nasdaq® 15 Fund; JNL/Mellon Capital Management Nasdaq® 15 Fund (NY); JNL/Mellon Capital Management Value Line® 25 Fund; JNL/Mellon Capital Management Value Line® 25 Fund (NY). Noting that each Fund commenced operations in October 2004, the Board considered that each Fund underperformed the performance universe and its benchmark for the one-year period. The Board also considered, however, that the Funds have been in existence for a short time and that it would be prudent to allow them more time to develop a performance record. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 25 Fund. The Board considered that the Fund significantly outperformed the performance universe for five-year period, though it underperformed the performance universe for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that in light of the Fund’s competitive longer-term performance in comparison with the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow Mellon more time to address the recent performance record.

JNL/Mellon Capital Management Select Small-Cap Fund. The Board considered that the Fund outperformed the performance universe for three- and five-year periods, though it underperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that, in light of the Fund’s competitive longer-term performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow Mellon more time to address the recent performance record.

JNL/Mellon Capital Management JNL 5 Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund significantly outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management VIP Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund significantly outperformed the performance universe for the one-year period, though it underperformed its benchmark for the same period. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Communications Sector Fund. The Board considered that the Fund outperformed the performance universe and outperformed its benchmark for the three- and five-year periods, though it underperformed the benchmark for the one-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Consumer Brands Sector Fund. The Board considered that the Fund significantly outperformed its benchmark for the five-year period and underperformed the benchmark for the one- and three-year periods. The Board also considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed the performance universe for the three-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Financial Sector Fund. The Board considered that the Fund performed competitively against its benchmark for the three- and five-year periods and underperformed for the one-year period. The Board also considered that the Fund’s performance was comparable to or exceeded that of its performance universe for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s strong performance record.

JNL/Mellon Capital Management Healthcare Sector Fund. The Board considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the performance universe for the one-year period, though it underperformed the performance universe for the three- and five-year periods. The Board noted, however, that Mellon has only served as sub-adviser since February 2004 so that only the one-year performance record is attributable to Mellon. In light of that and of the strong one-year performance versus the performance universe, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s strong, recent performance record.

JNL/Mellon Capital Management Oil & Gas Sector Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Technology Sector Fund. The Board considered that, while the Fund underperformed its performance universe for the one-, three- and five-year periods, the Fund’s performance for each of those periods was generally consistent with its benchmark index after taking into consideration the Fund’s expense ratio. The Board noted JNAM’s assertion that the Fund’s benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board also considered that Mellon has only served as sub-adviser since February 2004. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the three- and five-year periods, though the Fund underperformed both for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s longer-term performance record.

JNL/PIMCO Total Return Bond Fund. The Board considered that the Fund underperformed the performance universe and the benchmark for all periods. The Board noted JNAM’s assertion that an emphasis on short-term maturities as the yield-curve flattened, coupled with an underweight in corporate instruments, which outperformed treasuries, had detracted significantly from performance. The Board also considered that recent performance had begun to improve and that for the first quarter of 2007, the Fund’s performance was in line with the benchmark on a gross of fees basis. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the Fund’s performance record.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed the performance universe for the three-year period. The Board also considered that the Fund performed competitively against its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board noted, however, that PPM America only began managing the Fund in April 2007 and that, therefore, none of the Fund’s performance record was attributable to PPM America. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Putnam Equity Fund. The Board considered that the Fund outperformed or equaled the performance universe and its benchmark for the three- and five-year periods, though it underperformed both for the one- and ten-year periods. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Putnam Midcap Growth Fund. The Board considered that the Fund performed in line with the performance universe for the three-year period, though it underperformed its performance universe for the one-, and five-year periods. The Board also noted that the Fund underperformed the benchmark index for those periods. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Conservative Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund performed competitively against its benchmark and the performance universe for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund performed competitively against its benchmark for the one-year period, though it underperformed the performance universe for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s short operating history.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the five- year period, though it underperformed both for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s competitive long-term performance record.

JNL/S&P Managed Growth Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the performance universe for the five-year period, though it underperformed the performance universe for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund. The Board considered that the Fund outperformed its benchmark and the performance universe for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Balanced Fund. The Board considered that the Fund outperformed its custom benchmark and the performance universe for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Global Growth Fund. The Board considered that the Fund underperformed its performance universe for the one-, three-, five- and ten year periods and that it also underperformed the benchmark for each of those periods (other than the ten-year period). The Board also considered, however, that Wellington Management Company, LLP (“Wellington”) became the sub-adviser in May 2004, so that only the one-year performance record is completely attributable to Wellington. With respect to that record, the Board noted that Wellington’s underperformance since May 2004 is primarily attributable to losses incurred in connection with a single holding and poor stock selection. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/Select Large Cap Growth Fund. The Board considered that the Fund outperformed its performance universe and benchmark for the five- and ten-year periods and benchmark for the three-, five- and ten-year periods, though it underperformed its performance universe for the one- and three-year periods and benchmark for the one-year period. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Money Market Fund. The Board considered that the Fund slightly underperformed its performance universe and its benchmark for every period. The Board also noted, however, that only the Fund’s one-year performance record was completely attributable to Wellington, the Fund’s current sub-adviser. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to closely monitor the Fund’s performance record.

JNL/Select Value Fund. The Board considered that the Fund outperformed the performance universe for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year periods. The Board also considered that the Fund outperformed its benchmark for the ten-year period, though it underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund outperformed the performance universe for the three-, five- and ten-year periods, though it underperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund; JNL/Franklin Templeton Founding Strategy Fund; JNL/Mellon Capital Management DowSM Dividend Fund; JNL/Mellon Capital Management DowSM Dividend Fund (NY); JNL/Mellon Capital Management 10 x 10 Fund; JNL/Mellon Capital Management Index 5 Fund; JNL/Mellon Capital Management NYSE® International 25 Fund; JNL/Goldman Sachs Short Duration Bond Fund; JNL/PIMCO Real Return Fund; JNL/S&P Disciplined Growth Fund; JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Growth Retirement Strategy Fund; JNL/S&P Moderate Retirement Strategy Fund; JNL/S&P Moderate Growth Retirement Strategy Fund; JNL/S&P Retirement 2015 Fund; JNL/S&P Retirement 2020 Fund; JNL/S&P Retirement 2025 Fund; JNL/S&P Retirement Income Fund; JNL/Mellon Capital Management S&P® 24 Fund; JNL/Mellon Capital Management S&P® 24 Fund (NY); JNL/Mellon Capital Management S&P® SMid 60 Fund; JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board did not consider comparative investment information for each of these Funds because each Fund did not have a full year of performance for the period considered by the Board.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s sub-adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. Using information provided by an independent data service, the Board evaluated each Fund’s proposed advisory fees compared to the median advisory fees for other funds similar in size, character and investment strategy (the “expense group”). While the Board also considered each Fund’s proposed sub-advisory fee and compared that to the median sub-advisory fee of the expense group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. With respect to each Fund noted below, the Board concluded that the advisory and sub-advisory fees are reasonable and in the best interest of each Fund and its shareholders in light of the services to be provided. In reaching this determination, the Board also considered the effect of advisory fees on the total expenses of each Fund.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/AIM Large Cap Growth Fund; JNL/AIM Real Estate Fund; JNL/AIM Small Cap Growth Fund. The Board considered that each Fund’s advisory and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Eagle Core Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratios are equal to that of the peer group average.

JNL/Eagle SmallCap Equity Fund; JNL/JPMorgan International Equity Fund; JNL/JPMorgan International Value Fund. The Board considered that each Fund’s advisory fees are lower than the expense group average and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/FI Balanced Fund; JNL/Franklin Templeton Small Cap Value Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratio is slightly higher than that of the peer group average.

JNL/FI Mid-Cap Equity Fund. The Board considered that the Fund’s proposed advisory fee is higher than the expense group average and the proposed sub-advisory fees are higher than the expense group average. The Board noted, however, the Fund’s estimated total expense ratio is lower than that of the expense group average.

JNL/Franklin Templeton Founding Strategy Fund; JNL/Mellon Capital Management 10 x 10 Fund; JNL/Mellon Capital Management Index 5 Fund. The Board considered that the Funds have no advisory or sub-advisory fees. The Board noted that each Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Goldman Sachs Core Plus Bond Fund; JNL/PPM America High Yield Bond Fund. The Board considered that each Fund’s proposed advisory fee is lower than the expense group average and the proposed sub-advisory fees are lower than the expense group average. The Board also noted that each Fund’s estimated total expense ratio is lower than that of the expense group average.

JNL/Goldman Sachs Mid Cap Value Fund; JNL/JPMorgan U.S. Government & Quality Bond Fund; JNL/Lazard Small Cap Value Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Goldman Sachs Short Duration Bond Fund. The comparison of the advisory and sub-advisory fees was not available from Lipper at this time. However, the Board considered that the Fund’s contractual management fees are in the second quintile of the expense group. The Board also noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Lazard Emerging Markets Fund. The Board considered that the Fund’s advisory fees are lower than the expense group average and sub-advisory fees are equal to the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Lazard Mid Cap Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratio is slightly lower than that of the peer group average.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratio is higher than that of the peer group average.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund; JNL/Mellon Capital Management Small Cap Index Fund; JNL/Mellon Capital Management International Index Fund; JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund; JNL/Mellon Capital Management DowSM 10 Fund; JNL/Mellon Capital Management Global 15 Fund; JNL/Mellon Capital Management 25 Fund; JNL/Mellon Capital Management Value Line® 25 Fund; JNL/Mellon Capital Management DowSM Dividend Fund; JNL/Mellon Capital Management S&P® 24 Fund; JNL/Mellon Capital Management VIP Fund; JNL/Mellon Capital Management JNL 5 Fund; JNL/Mellon Capital Management Communications Sector Fund; JNL/Mellon Capital Management Consumer Brands Sector Fund; JNL/Mellon Capital Management Financial Sector Fund; JNL/Mellon Capital Management Healthcare Sector Fund; JNL/Mellon Capital Management Oil & Gas Sector Fund; JNL/Mellon Capital Management Technology Sector Fund; JNL/Mellon Capital Management Nasdaq® 15 Fund (NY); JNL/Mellon Capital Management Value Line® 25 Fund (NY); JNL/Mellon Capital Management DowSM Dividend Fund (NY); JNL/Mellon Capital Management S&P® 24 Fund (NY). The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Mellon Capital Management Bond Index Fund; JNL/Mellon Capital Management S&P® 10 Fund; JNL/Mellon Capital Management Select Small-Cap Fund; JNL/Mellon Capital Management Nasdaq® 15 Fund; JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are higher than that of the peer group average.

JNL/Mellon Capital Management S&P® SMid 60 Fund; JNL/Mellon Capital Management NYSE® International 25 Fund. The Board considered that each Fund’s advisory fees are lower than the expense group average. The comparison of sub-advisory fees was not available from Lipper at this time. The Board noted that each Fund’s estimated total expense ratios are lower than that of the expense universe average.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/PIMCO Real Return Fund. The Board considered that the Fund’s advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratio is slightly lower than that of the peer group average.

JNL/PIMCO Total Return Bond Fund. The comparison of the advisory and sub-advisory fee was not available from Lipper at this time. However, the Board considered that the Fund’s contractual management fees are in the third quintile of the expense group. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Putnam Equity Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense universe average. The Board noted that the Fund’s estimated total expense ratio is equal to that of the peer group average.

JNL/Putnam Midcap Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense universe average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/S&P Managed Aggressive Growth Fund; JNL/S&P Managed Conservative Fund; JNL/S&P Managed Growth Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Moderate Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are higher than that of the peer group average.

JNL/S&P Retirement Income Fund; JNL/S&P Retirement 2015 Fund; JNL/S&P Retirement 2020 Fund; JNL/S&P Retirement 2025 Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Disciplined Growth Fund. The comparison of the advisory and sub-advisory fees was not available from Lipper at this time. However, the Board considered that each Fund’s contractual management fees are in the first quintile of the expense group. The Board also noted that each Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/S&P Moderate Retirement Strategy Fund; JNL/S&P Moderate Growth Retirement Strategy Fund; JNL/S&P Growth Retirement Strategy Fund. The comparison of the advisory and sub-advisory fees was not available at this time. However, the Board considered that each Fund’s contractual management fees are at the median in the expense group. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Select Balanced Fund; JNL/Select Large Cap Growth Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Select Money Market Fund; JNL/Select Value Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/T. Rowe Price Mid-Cap Growth Fund; JNL/Select Global Growth Fund. The Board considered that each Fund’s advisory fees are equal to the expense group average and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are equal to the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund (except JNL/PIMCO Total Return Bond Fund) contains breakpoints that decrease the fee rate as assets increase. In light of this, the Board concluded that it would be fair, reasonable and in the best interests of each Fund and its shareholders to approve each Agreement.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain sub-advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those sub-advisers would manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, that sub-advisers would not be required to participate in the meetings and that recommendations to hire or fire sub-advisers would not be influenced by a sub-adviser’s willingness to participate in the meetings.

In evaluating the benefits that may accrue to the sub-advisers through their relationship with the Fund(s), the Board noted that each sub-adviser may develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). Further, the Board considered that in the case of Mellon Capital Management Corporation (“Mellon”), affiliates serve as the custodian and the securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, JNLNY Variable Fund I LLC, and the JNL Money Market Fund of the JNL Investors Series Trust. The Board considered that each service to be provided to the Funds by the Mellon affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement and the Sub-Advisory Agreements was fair, reasonable and in the best interests of each Fund and its shareholders.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended.

Item 6. Schedule of Investments

Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/FI Balanced Fund, the JNL/Goldman Sachs Core Plus Bond Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/PIMCO Total Return Bond Fund, the JNL/PPM America High Yield Bond Fund, the JNL/Select Balanced Fund, and the JNL/T. Rowe Price Mid-Cap Growth Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) for the period ended June 30, 2007, pursuant to §210.12 – 12C of Regulation S-X.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands, except for contracts)
June 30, 2007

	Shares/Par/Contracts (p)	Value
JNL/FI Balanced Fund
COMMON STOCKS - 65.5%
CONSUMER DISCRETIONARY - 5.2%
Adidas AG	2	$127
Advance Auto Parts Inc.	3	122
AnnTaylor Stores Corp. (c)	2	57
Applebee’s International Inc.	5	123
Aristocrat Leisure Ltd. (b)	6	74
Beazer Homes USA Inc. (b)	5	128
Best Buy Co. Inc.	1	28
Brunswick Corp.	1	23
Build-A-Bear Workshop Inc. (b) (c)	4	116
Callaway Golf Co.	7	132
Carriage Services Inc. (c)	5	39
Christopher & Banks Corp. (b)	1	15
Cinemark Holdings Inc. (c)	2	27
Clear Channel Outdoor Holdings Inc. (b) (c)	1	18
Coachmen Industries Inc.	6	57
Comcast Corp. - Class A (c)	6	166
DCM Japan Holdings Co. Ltd.	10	85
DR Horton Inc.	1	25
Eastman Kodak Co. (b)	7	195
EchoStar Communications Corp. (c)	3	108
EW Scripps Co.	2	87
Family Dollar Stores Inc. (b)	8	264
Furniture Brands International Inc. (b)	5	71
GameStop Corp. - Class A (c)	6	235
General Motors Corp.	9	348
Gentex Corp. (b)	5	98
Getty Images Inc. (c)	3	120
Goodyear Tire & Rubber Co. (c)	3	111
Group 1 Automotive Inc.	1	52
H&R Block Inc. (b)	5	122
Harley-Davidson Inc.	-	6
Hibbett Sports Inc. (c)	4	112
Home Depot Inc.	4	150
Hovnanian Enterprises Inc. - Class A (b) (c)	3	56
J.C. Penney Co. Inc.	1	93
Lamar Advertising Co.	3	157
La-Z-Boy Inc. (b)	7	84
Liberty Global Inc. - Class A (c)	3	142
Liberty Media Holding Corp. - Interactive (c)	3	71
Live Nation Inc. (c)	20	455
Liz Claiborne Inc.	2	63
MarineMax Inc. (c)	5	92

McDonald’s Corp.	12	607
McGraw-Hill Cos. Inc.	2	150
MTR Gaming Group Inc. (c)	1	20
Naspers Ltd. - ADR	3	87
OfficeMax Inc.	4	138
OPAP SA	2	85
Pacific Sunwear of California Inc. (c)	6	123
Payless ShoeSource Inc. (b) (c)	1	28
PetSmart Inc.	5	162
Polaris Industries Inc. (b)	-	16
Regal Entertainment Group - Class A	3	61
Retail Ventures Inc. (c)	6	94
RH Donnelley Corp. (c)	2	121
Royal Caribbean Cruises Ltd.	2	77
Sears Holdings Corp. (c)	1	237
Service Corp. International	14	178
Six Flags Inc. (b) (c)	1	8
Snap-On Inc.	1	71
Standard-Pacific Corp. (b)	3	51
Stanley Works	1	85
Staples Inc.	9	216
Starbucks Corp. (c)	3	71
Starwood Hotels & Resorts Worldwide Inc.	1	67
Stewart Enterprises Inc. - Class A (b)	20	159
Target Corp.	3	204
Time Warner Inc.	40	835
TJX Cos. Inc.	3	74
Tuesday Morning Corp. (b)	7	82
Tween Brands Inc. (c)	1	33
Vail Resorts Inc. (c)	1	61
Valassis Communications Inc. (b) (c)	8	132
Whirlpool Corp.	2	188
Winnebago Industries Inc. (b)	2	67
WMS Industries Inc. (c)	6	185
		9,427
CONSUMER STAPLES - 4.2%
Altria Group Inc.	17	1,185
Anadolu Efes Biracilik Ve Malt Sanayii AS	1	40
Avon Products Inc.	10	364
BioMar Holding A/S	1	31
British American Tobacco Plc	2	75
Bunge Ltd. (b)	2	169
Central Garden & Pet Co. (c)	12	146
Central Garden & Pet Co. - Class A (c)	11	130
Cermaq ASA (b)	7	117
Chiquita Brands International Inc. (b) (c)	7	126
Corn Products International Inc.	6	260
Cott Corp. (c)	4	50
CVS Corp.	11	412

Fomento Economico Mexicano SA de CV - ADR	3	118
Global Bio-Chem Technology Group Co. Ltd.	106	44
Japan Tobacco Inc.	-	133
Leroy Seafood Group ASA	5	96
McCormick & Co. Inc.	1	46
Nestle SA	-	116
PAN Fish ASA (b) (c)	194	211
Performance Food Group Co. (c)	2	58
Playtex Products Inc. (c)	8	114
Procter & Gamble Co.	21	1,266
Ralcorp Holdings Inc. (c)	4	198
Remy Cointreau SA (b)	1	80
Rite Aid Corp. (b) (c)	22	138
Royal Numico NV (b)	2	120
Smithfield Foods Inc. (c)	3	89
SUPERVALU Inc.	2	99
Swedish Match AB	1	27
SYSCO Corp.	4	139
Tyson Foods Inc.	10	221
Walgreen Co.	3	131
Wal-Mart Stores Inc.	8	367
Winn-Dixie Stores Inc. (c)	14	423
		7,339
ENERGY - 9.4%
Alpha Natural Resources Inc. (b) (c)	5	107
Aurora Oil & Gas Corp. (c)	43	92
Baker Hughes Inc.	5	421
Cabot Oil & Gas Corp. - Class A	4	140
Cameron International Corp. (c)	4	314
Cheniere Energy Partners LP	3	57
Chesapeake Energy Corp. (b)	6	197
El Paso Corp.	1	9
EOG Resources Inc.	3	197
Evergreen Energy Inc. (b) (c)	20	119
Expro International Group Plc	1	25
Forest Oil Corp. (c)	2	89
Foundation Coal Holdings Inc.	4	163
GlobalSantaFe Corp.	2	166
Goodrich Petroleum Corp. (b) (c)	2	62
Grant Prideco Inc. (c)	6	345
Halliburton Co.	4	128
Hanover Compressor Co. (b) (c)	6	138
Helix Energy Solutions Group Inc. (c)	3	104
International Coal Group Inc. (b) (c)	13	78
Kodiak Oil & Gas Corp. (c)	5	30
Mariner Energy Inc. (b) (c)	6	148
Massey Energy Co. (b)	7	173
Nabors Industries Ltd. (c)	16	527
NATCO Group Inc. (c)	2	110

National Oilwell Varco Inc. (c)	39	4,049
Noble Corp.	2	224
Oceaneering International Inc. (c)	3	133
Parker Drilling Co. (c)	7	76
Petrohawk Energy Corp. (b) (c)	3	43
Petroleum Development Corp. (c)	2	71
Petroplus Holdings AG (c)	1	51
Plains Exploration & Production Co. (c)	3	139
Pride International Inc. (c)	22	824
Quicksilver Resources Inc. (c)	6	254
Range Resources Corp.	9	346
Schlumberger Ltd.	2	187
Smith International Inc. (b)	20	1,149
Southwestern Energy Co. (c)	5	223
Suncor Energy Inc.	2	135
Superior Energy Services Inc. (c)	4	176
SXR Uranium One Inc. (c)	11	140
Tesoro Corp.	2	103
Transocean Inc. (c)	2	180
Ultra Petroleum Corp. (c)	6	315
Universal Compression Holdings Inc. (c)	1	94
Valero Energy Corp. (b)	32	2,393
Weatherford International Ltd. (c)	17	939
Western Oil Sands Inc. (c)	3	113
Western Oil Sands Inc. - Class A (c)	1	17
W-H Energy Services Inc. (c)	2	111
Willbros Group Inc. (b) (c)	1	36
Williams Cos. Inc.	4	139
XTO Energy Inc.	1	60
		16,659
FINANCIALS - 13.7%
ACE Ltd.	7	419
Advance America Cash Advance Centers Inc.	5	85
AFLAC Inc.	4	206
Alexandria Real Estate Equities Inc.	1	116
American Express Co.	3	210
American Financial Realty Trust	5	54
American International Group Inc.	21	1,492
Ameriprise Financial Inc.	2	121
Annaly Capital Management Inc.	17	244
Ares Capital Corp.	15	245
Aspen Insurance Holdings Ltd. (b)	7	196
Assurant Inc.	3	197
Axis Capital Holdings Ltd.	1	37
Banco Bilbao Vizcaya Argentaria SA - ADR (b)	7	176
Bank of America Corp.	36	1,777
Bank of Montreal (b)	2	103
Bank of New York Co. Inc. (b) (c)	11	464
BankUnited Financial Corp. - Class A	2	34

Bear Stearns Cos. Inc.	1	98
BRE Properties Inc. - Class A	1	47
Brookfield Properties Co.	-	7
Capital One Financial Corp.	1	63
CapitalSource Inc. (b)	4	93
CB Richard Ellis Group Inc. - Class A (c)	1	33
CBRE Realty Finance Inc.	4	42
Charles Schwab Corp.	5	92
Chicago Mercantile Exchange Holdings Inc.	-	107
Citigroup Inc.	18	918
Colonial BancGroup Inc.	6	157
Commerce Bancorp Inc.	6	226
Corporate Office Properties Trust SBI MD	-	4
Countrywide Financial Corp. (b)	10	366
Credit Suisse Group - ADR	2	142
Developers Diversified Realty Corp.	5	258
Duke Realty Corp.	5	182
Education Realty Trust Inc. (b)	2	21
EFG International (b)	2	72
Endurance Specialty Holdings Ltd.	4	152
Equity Lifestyle Properties Inc.	1	52
Fannie Mae	12	751
Financial Federal Corp.	1	19
First Cash Financial Services Inc. (c)	-	5
First Community Bancorp Inc.	1	46
FirstRand Ltd.	13	43
Fortress Investment Group LLC - Class A (b)	2	52
Franklin Resources Inc.	2	265
Freddie Mac	8	482
Friedman Billings Ramsey Group Inc. - Class A (b)	5	27
General Growth Properties Inc.	4	207
Goldman Sachs Group Inc.	1	208
Hanmi Financial Corp.	5	77
Hartford Financial Services Group Inc.	4	355
Health Care Property Investors Inc.	5	142
Healthcare Realty Trust Inc. (b)	3	94
Hersha Hospitality Trust	2	22
Highwoods Properties Inc.	3	94
HomeBanc Corp.	9	11
HSBC Holdings Plc - ADR	-	9
Hudson City Bancorp Inc. (b)	25	303
ICICI Bank Ltd. - ADR	1	25
Investors Financial Services Corp.	1	59
IPC Holdings Ltd.	3	81
Janus Capital Group Inc. (b)	5	142
JPMorgan Chase & Co.	35	1,700
Julius Baer Holding AG	3	180
KBC Groep NV	-	27
Kookmin Bank	-	17

Kotak Mahindra Bank Ltd. (f)	1	18
Lazard Ltd. - Class A	5	208
Maiden Holdings Ltd. (c) (f)	7	65
MarketAxess Holdings Inc. (c)	1	11
Merrill Lynch & Co. Inc.	4	368
Meruelo Maddux Properties Inc. (c)	5	40
MetLife Inc.	5	329
MGIC Investment Corp. (b)	2	125
Mitsubishi Estate Co. Ltd.	3	82
Mitsui Fudosan Co. Ltd.	4	112
Montpelier Re Holdings Ltd. (b)	5	98
Moody’s Corp. (b)	2	118
Nara Bancorp Inc.	3	54
National Australia Bank Ltd.	3	98
National Financial Partners Corp. (b)	3	125
Navigators Group Inc. (c)	1	75
NetBank Inc. (b) (c)	16	5
New York Community Bancorp Inc.	9	157
NewAlliance Bancshares Inc.	5	75
Northern Trust Corp.	2	122
Onex Corp.	2	66
ORIX Corp.	-	66
PartnerRe Ltd.	2	171
People’s United Financial Inc.	9	151
Pico Holdings Inc. (c)	17	727
Platinum Underwriters Holdings Ltd.	3	115
PNC Financial Services Group Inc.	7	472
Potlatch Corp.	1	56
Prosperity Bancshares Inc.	-	10
Prudential Financial Inc.	5	467
Public Storage Inc.	1	69
Quadra Realty Trust Inc. (c)	3	40
Radian Group Inc.	3	178
Senior Housing Properties Trust	3	53
Simon Property Group Inc.	-	9
Sovran Self Storage Inc.	1	34
Spirit Finance Corp.	1	19
State Street Corp.	3	192
Sterling Financial Corp. / WA	-	3
SunTrust Banks Inc.	4	343
Synovus Financial Corp. (b)	2	64
T&D Holdings Inc.	2	159
T. Rowe Price Group Inc.	2	99
Tanger Factory Outlet Centers Inc. (b)	1	26
Toronto-Dominion Bank	-	7
Travelers Cos. Inc.	5	262
Turkiye Halk Bankasi AS (c)	2	13
U.S. Bancorp (b)	4	122
UBS AG	6	358

UCBH Holdings Inc. (b)	11	195
UDR Inc.	9	224
UMB Financial Corp.	-	4
UniCredito Italiano SpA (b)	14	121
UnionBanCal Corp.	1	48
Universal American Financial Corp. (c)	7	150
Vornado Realty Trust	1	154
Wachovia Corp.	9	453
Washington Federal Inc.	5	113
Wells Fargo & Co.	24	844
Willis Group Holdings Ltd. (b)	1	48
Wilshire Bancorp Inc.	5	57
Wintrust Financial Corp.	2	69
XL Capital Ltd. - Class A	2	151
Zenith National Insurance Corp.	1	51
Zions Bancorp	-	30
		24,099
HEALTH CARE - 5.1%
Acibadem Saglik Hizmetleri Ve Ticaret AS	13	91
Adams Respiratory Therapeutics Inc. (b) (c)	6	225
Affymetrix Inc. (b) (c)	3	65
Alcon Inc.	1	135
Allscripts Healthcare Solutions Inc. (b) (c)	7	181
Alpharma Inc. - Class A (b)	6	151
American Medical Systems Holdings Inc. (b) (c)	10	173
Amgen Inc. (c)	8	415
ArthroCare Corp. (c)	3	114
Aspect Medical Systems Inc. (c)	6	85
Barr Laboratories Inc. (c)	4	217
Becton Dickinson & Co.	2	127
Biogen Idec Inc. (c)	2	123
Brookdale Senior Living Inc. (b)	3	155
Cardinal Health Inc.	2	162
Cephalon Inc. (b) (c)	3	265
Cerner Corp. (b) (c)	2	122
Charles River Laboratories International Inc. (c)	5	232
Community Health Systems Inc. (c)	-	4
Cooper Cos. Inc.	3	139
CR Bard Inc.	3	223
DaVita Inc. (c)	2	129
DUSA Pharmaceuticals Inc. (c)	6	18
Emeritus Corp. (c)	1	19
Endo Pharmaceuticals Holdings Inc. (c)	3	110
Genentech Inc. (c)	2	129
Gilead Sciences Inc. (c)	4	155
Health Net Inc. (c)	4	222
Henry Schein Inc. (c)	1	48
HLTH Corp. (b) (c)	12	171
Hologic Inc. (b) (c)	2	105

Humana Inc. (c)	2	97
IMS Health Inc.	4	116
Inverness Medical Innovations Inc. (b) (c)	5	230
Jazz Pharmaceuticals Inc. (c)	5	76
Johnson & Johnson	6	388
MannKind Corp. (b) (c)	6	70
McKesson Corp.	2	131
Medarex Inc. (c)	4	59
Medco Health Solutions Inc. (c)	2	187
Merck & Co. Inc.	9	448
MGI Pharma Inc. (c)	9	191
Omnicare Inc. (b)	2	79
OSI Pharmaceuticals Inc. (c)	2	58
PDL BioPharma Inc. (b) (c)	3	72
Pharmaceutical Product Development Inc.	3	123
Phonak Holding AG	1	135
PRA International (c)	1	32
Respironics Inc. (c)	3	119
Schering-Plough Corp.	7	216
Teva Pharmaceutical Industries Ltd. - ADR	3	116
Theravance Inc. (c)	5	159
UnitedHealth Group Inc.	13	688
Varian Medical Systems Inc. (c)	3	128
Vertex Pharmaceuticals Inc. (c)	3	71
Wyeth	8	482
Xenoport Inc. (c)	2	75
		9,056
INDUSTRIALS - 7.9%
3M Corp.	2	191
ABB Ltd. - ADR (b)	5	113
ACCO Brands Corp. (b) (c)	4	90
AirTran Holdings Inc. (b) (c)	19	204
Albany International Corp. (b)	2	81
Alexander & Baldwin Inc. (b)	6	302
Allied Waste Industries Inc. (c)	16	218
American Commercial Lines Inc. (b) (c)	15	380
Bombardier Inc. - Class B (c)	8	46
Brink’s Co.	4	256
Bucyrus International Inc. - Class A (b)	6	418
Burlington Northern Santa Fe Corp.	4	307
Canadian National Railway Co. (b)	1	61
Canadian Pacific Railway Ltd.	1	76
Chicago Bridge & Iron Co. NV - ADR	13	483
Cintas Corp.	3	99
Clean Harbors Inc. (c)	5	227
Cooper Industries Ltd. - Class A	2	126
Covanta Holding Corp. (c)	6	155
Cummins Inc.	1	101
Danaher Corp. (b)	1	83

Deere & Co.	2	193
Delta Air Lines Inc. (c)	1	16
Diamond Management & Technology Consultants Inc.	4	52
Dover Corp.	2	117
DRS Technologies Inc.	3	178
Equifax Inc.	3	142
ESCO Technologies Inc. (b) (c)	4	136
FedEx Corp.	1	122
Flowserve Corp.	2	115
Fluor Corp.	8	936
Forward Air Corp.	5	177
Frontier Airlines Holdings Inc. (b) (c)	15	82
General Dynamics Corp.	5	352
General Electric Corp.	12	460
Granite Construction Inc.	4	282
Hexcel Corp. (b) (c)	14	287
Honeywell International Inc.	5	272
IDEX Corp.	3	133
Kforce Inc. (c)	2	37
Ladish Co. Inc. (c)	1	39
Masco Corp.	3	77
McDermott International Inc. (c)	4	312
Orbital Sciences Corp. (c)	7	143
Oshkosh Truck Corp.	2	145
Raytheon Co.	4	199
Robert Half International Inc.	3	102
Rockwell Collins Inc.	2	148
Ryder System Inc.	1	32
Shaw Group Inc. (c)	16	727
Siemens AG - ADR	1	157
Spirit Aerosystems Holdings Inc. (c)	6	216
Textron Inc.	1	55
Triumph Group Inc.	1	39
Tyco International Ltd. (c)	26	868
UAP Holding Corp. (b)	4	118
United Parcel Service Inc. - Class B	3	234
United Technologies Corp.	8	546
Universal Truckload Services Inc. (b) (c)	7	148
UTI Worldwide Inc.	5	123
Washington Group International Inc. (c)	11	861
Waste Management Inc.	4	164
WESCO International Inc. (c)	5	290
Williams Scotsman International Inc. (c)	1	14
YRC Worldwide Inc. (b) (c)	1	22
		13,885
INFORMATION TECHNOLOGY - 10.2%
Accenture Ltd.	1	21
ADTRAN Inc. (b)	6	148
Advanced Micro Devices Inc. (b) (c)	26	368

Agilent Technologies Inc. (c)	9	327
Alcatel SA - ADR	17	244
Altera Corp.	3	62
AMIS Holdings Inc. (c)	15	190
Amphenol Corp. - Class A	14	499
Analog Devices Inc.	6	233
Apple Computer Inc. (c)	1	159
Applied Micro Circuits Corp. (b) (c)	26	64
Arrow Electronics Inc. (c)	3	108
ASML Holding NV - ADR (c)	9	236
Atmel Corp. (c)	33	181
ATMI Inc. (c)	1	21
AU Optronics Corp. - ADR	2	33
Autodesk Inc. (c)	3	137
Avnet Inc. (c)	3	107
Avocent Corp. (b) (c)	4	114
Axcelis Technologies Inc. (b) (c)	24	153
Benchmark Electronics Inc. (c)	1	16
Business Objects SA - ADR (c)	4	136
CACI International Inc. - Class A (b) (c)	6	308
Cadence Design Systems Inc. (c)	8	171
Cisco Systems Inc. (c)	8	220
Cognos Inc. (c)	3	107
comScore Inc. (c)	-	5
Comverse Technology Inc. (c)	5	102
Cymer Inc. (c)	3	114
Cypress Semiconductor Corp. (b) (c)	17	394
Diebold Inc.	1	42
DSP Group Inc. (c)	4	90
Dycom Industries Inc. (c)	9	261
eBay Inc. (c)	5	161
Electronic Arts Inc. (c)	2	85
Electronics for Imaging Inc. (b) (c)	6	155
Fair Isaac Corp.	4	177
Fairchild Semiconductor International Inc. (c)	15	298
Finisar Corp. (c)	37	138
Flextronics International Ltd. (c)	19	207
Google Inc. - Class A (c)	1	445
Harris Corp.	6	338
Hewlett-Packard Co.	11	469
Hittite Microwave Corp. (b) (c)	4	161
Infineon Technologies AG - ADR (c)	7	112
Infinera Corp. (c)	-	10
Integrated Device Technology Inc. (c)	14	211
Intel Corp.	4	97
Intermec Inc. (b) (c)	5	137
Intersil Corp.	5	148
Itron Inc. (b) (c)	8	598
Juniper Networks Inc. (c)	2	60

Linear Technology Corp. (b)	3	105
LoopNet Inc. (c)	8	196
LSI Logic Corp. (b) (c)	10	78
LTX Corp. (b) (c)	19	104
Mantech International Corp. - Class A (c)	3	86
Mastec Inc. (c)	7	108
MasterCard Inc. (b)	1	149
Maxim Integrated Products Inc.	8	257
Microchip Technology Inc.	6	204
Microsemi Corp. (c)	4	91
Microsoft Corp.	16	466
Molex Inc.	5	135
Motorola Inc.	14	241
Murata Manufacturing Co. Ltd.	1	83
National Semiconductor Corp. (b)	14	401
NCR Corp. (c)	5	242
Network Appliance Inc. (c)	8	244
Nintendo Co. Ltd.	2	549
Open Text Corp. (c)	4	91
Opsware Inc. (c)	16	149
Patni Computer Systems Ltd. - ADR	2	40
Paychex Inc.	3	117
PMC - Sierra Inc. (b) (c)	8	62
Powerwave Technologies Inc. (b) (c)	5	35
QUALCOMM Inc.	3	126
Renewable Energy Corp. AS (c)	7	257
RF Micro Devices Inc. (c)	-	2
Rudolph Technologies Inc. (c)	9	149
Samsung Electronics Co. Ltd.	-	245
SanDisk Corp. (b) (c)	4	210
Sandvine Corp., TBA (c) (g)	20	109
Satyam Computer Services Ltd. - ADR	5	119
Seagate Technology Inc.	30	660
Semitool Inc. (b) (c)	9	88
SI International Inc. (c)	1	43
Sourcefire Inc. (c)	6	80
Spansion Inc. (b) (c)	5	56
Sun Microsystems Inc. (c)	21	112
Sycamore Networks Inc. (c)	4	18
Syntel Inc.	1	40
Take-Two Interactive Software Inc. (b) (c)	13	252
Tektronix Inc. (b)	7	233
Teradyne Inc. (c)	3	53
TTM Technologies Inc. (c)	2	25
Ubisoft Entertainment SA (c)	1	59
Unisys Corp. (c)	29	268
ValueClick Inc. (b) (c)	3	97
Varian Semiconductor Equipment Associates Inc. (c)	1	44
VeriSign Inc. (c)	8	260

Western Union Co.	5	96
WNS Holdings Ltd. (b) (c)	3	73
Xerox Corp. (c)	14	255
Xilinx Inc.	5	133
Yahoo! Inc. (c)	6	154
		17,927
MATERIALS - 3.5%
Agrium Inc.	2	88
Air Products & Chemicals Inc.	1	64
Airgas Inc.	-	5
Alcoa Inc.	13	515
Allegheny Technologies Inc.	2	181
Anglo Platinum Ltd.	1	115
Arcelor Mittal - ADR	2	125
Arkema - ADR (c)	3	182
Carpenter Technology Corp.	2	226
Celanese Corp. - Class A	10	388
Chemtura Corp.	22	240
Dyno Nobel Ltd.	1	3
Hercules Inc. (c)	3	55
Israel Chemicals Ltd.	20	158
Ivanhoe Mines Ltd. (c)	2	31
K+S AG	-	31
Koppers Holdings Inc.	-	10
MeadWestvaco Corp. (b)	3	117
Meridian Gold Inc. (CA) (c)	10	274
Meridian Gold Inc. (US) (c)	7	199
Monsanto Co.	6	392
Mosaic Co. (b) (c)	15	566
Nucor Corp.	1	76
Owens-Illinois Inc. (c)	7	259
Reliance Steel & Aluminum Co. (b)	5	281
Smurfit-Stone Container Corp. (c)	12	158
Stillwater Mining Co. (c)	10	107
Strateco Resources Inc. (c)	6	13
Sumitomo Metal Industries Ltd.	3	17
Teck Cominco Ltd.	3	114
Titanium Metals Corp. (b) (c)	35	1,107
Tokai Carbon Co. Ltd.	2	18
		6,115
TELECOMMUNICATION SERVICES - 3.2%
America Movil SA de CV - Class L - ADR	2	124
American Tower Corp. (c)	6	257
AT&T Inc.	73	3,015
Cincinnati Bell Inc. (c)	4	21
Cogent Communications Group Inc. (c)	4	108
Covad Communications Group Inc. (b) (c)	85	77
Crown Castle International Corp. (c)	5	174
FairPoint Communications Inc. (b)	2	30

NeuStar Inc. - Class A (b) (c)	6	180
NII Holdings Inc. - Class B (b) (c)	2	194
Sprint Nextel Corp.	6	130
Telenor ASA - ADR	3	152
Verizon Communications Inc.	24	1,005
Vivo Participacoes SA - ADR (b)	25	124
		5,591
UTILITIES - 3.1%
AES Corp. (c)	26	565
American Electric Power Co. Inc.	-	9
CMS Energy Corp. (b)	13	222
Constellation Energy Group Inc.	7	628
DPL Inc.	6	176
Dynegy Inc. (c)	20	184
E.ON AG (b)	1	185
Edison International Inc.	3	180
Entergy Corp.	4	451
Equitable Resources Inc. (b)	3	154
Mirant Corp. (c)	6	269
NRG Energy Inc. (c)	26	1,093
PPL Corp.	8	393
Public Service Enterprise Group Inc.	5	456
Questar Corp.	1	53
Reliant Energy Inc. (c)	16	439
Sempra Energy	2	88
		5,545

Total Common Stocks (cost $96,734)		115,643

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.0%
Platinum Underwriters Holdings Ltd., 6.00%, 02/15/09	2	56

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (e)	-	-

MATERIALS - 0.2%
Freeport-McMoRan Copper & Gold Inc.,
Convertible Preferred, 6.75%, 05/01/10	2	218

Total Preferred Stocks (cost $220)		274

WARRANTS - 0.0%
ASAT Holdings Ltd. 07/24/11 (e)	-	-

Total Warrants (cost $0)		-

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%

McMoRan Exploration Co., 6.00%, 07/02/08	$80	92

HEALTH CARE - 0.0%
Alpharma Inc., 2.13%, 03/15/27	50	51

INFORMATION TECHNOLOGY - 0.0%
Cypress Semiconductor Corp., 1.00%, 09/15/09 (f)	30	33

TELECOMMUNICATION SERVICES - 0.0%
Cogent Communications Group Inc., 1.00%, 06/15/27 (f)	60	61
Level 3 Communications Inc., 5.25%, 12/15/11 (f)	10	16
		77

Total Corporate Bonds and Notes (cost $241)		253

GOVERNMENT AND AGENCY OBLIGATIONS - 32.5%
GOVERNMENT SECURITIES - 32.5%
U.S. Treasury Securities - 32.5%
U.S. Treasury Bond
6.25%, 08/15/23 (b)	2,050	2,276
6.13%, 08/15/29 (b)	5,150	5,777
U.S. Treasury Note
4.88%, 04/30/08 (b)	9,006	8,994
3.38%, 09/15/09 (b)	15,924	15,426
4.38%, 12/15/10	1,900	1,869
4.75%, 03/31/11 (b)	750	746
4.25%, 11/15/13 (b)	9,685	9,324
4.25%, 11/15/14 (b)	6,550	6,250
5.13%, 05/15/16 (b)	6,700	6,737

Total Government and Agency Obligations (cost $58,302)		57,399

SHORT TERM INVESTMENTS - 37.1%
Mutual Funds - 1.4%
JNL Money Market Fund, 5.18% (a) (h)	2,543	2,543

Securities Lending Collateral - 35.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	62,928	62,928

Total Short Term Investments (cost $65,471)		65,471

Total Investments - 135.4% (cost $220,968)		239,040

Other Assets and Liabilities, Net - (35.4%)		(62,533)

Total Net Assets - 100%		$176,507

JNL/Goldman Sachs Core Plus Bond Fund

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (e)	491	$5

CONSUMER STAPLES - 0.0%
ContinentalAFA Dispensing Co. (c) (e)	9	-
VFB LLC (c) (e)	79	1
		1
INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (e)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. (b) (c) (e)	2	12

Total Common Stocks (cost $445)		18

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
TCR Holdings - Class B (e)	-	-
TCR Holdings - Class C (e)	-	-
TCR Holdings - Class D (e)	1	-
TCR Holdings - Class E (e)	1	-
Total Preferred Stocks (cost $0)		-

RIGHTS - 0.0%
Venezuela Government International Bond	4	139

Total Rights (cost $0)		139

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 27.6%
Airplanes Pass Through Trust, 10.88%, 03/15/12 (d) (e)	$247	-
Amortizing Residential Collateral Trust, 6.52%, 08/25/32 (i)	99	99
Asset Backed Securities Corp. Home Equity,
8.17%, 04/15/33 (i)	93	93
Banc of America Commercial Mortgage Inc.
5.35%, 09/10/47 (i)	4,000	3,858
5.41%, 09/10/47	4,700	4,551
Banc of America Funding Corp.
5.84%, 06/01/36 (i)	3,081	3,078
5.79%, 10/25/36 (i)	3,054	3,045
Banc of America Mortgage Securities, 4.80%, 09/25/35 (i)	1,904	1,869
Bear Stearns Commercial Mortgage Securities
5.20%, 12/11/38	5,000	4,760
5.33%, 02/11/44 (i)	6,000	5,764
Bear Stearns Mortgage Funding Trust, 5.48%, 05/25/36 (i)	4,433	4,436
Carrington Mortgage Loan Trust, 5.55%, 12/25/35 (i)	656	656
Chase Mortgage Finance Corp., 4.17%, 02/25/37 (i)	970	950
Citigroup Mortgage Loan Trust Inc., 5.67%, 12/25/35 (i)	2,611	2,609
Commercial Mortgage Asset Trust, 7.35%, 01/17/32	400	433

Countrywide Alternative Loan Trust, 5.56%, 12/25/36 (i)	4,564	4,580
Countrywide Asset-Backed Certificates, 9.42%, 06/25/34 (i)	640	643
Countrywide Home Equity Loan Trust, 5.52%, 05/15/36 (i)	2,463	2,462
Credit Suisse Mortgage Capital Certificates
5.61%, 02/15/39 (i)	3,060	3,001
5.47%, 09/15/39 (i)	6,000	5,822
Deutsche Bank Alternate Loan Trust, 4.99%, 08/25/35 (i)	1,775	1,759
Downey Savings & Loan Association Mortgage Loan Trust
5.95%, 03/19/46 (i)	737	737
5.95%, 03/19/47 (i)	737	737
First Union National Bank Commercial Mortgage Trust
Interest Only, 0.78%, 05/17/32 (i)	10,987	227
Green Tree Financial Corp., 7.07%, 01/15/29	444	453
GSMPS Mortgage Loan Trust, 5.55%, 02/25/35 (f) (i)	296	297
GSR Mortgage Loan Trust, 4.66%, 10/25/35 (i)	1,566	1,558
Harborview Mortgage Loan Trust
5.66%, 06/20/35 (i)	2,151	2,156
5.57%, 01/19/36 (i)	2,071	2,073
5.50%, 12/19/36 (i)	2,979	2,980
5.53%, 12/31/49 (i)	1,603	1,607
Impac CMB Trust, 5.64%, 03/25/35 (i)	1,511	1,512
IndyMac Index Mortgage Loan Trust
5.63%, 06/25/34 (i)	1,349	1,356
5.26%, 03/25/35 (i)	2,165	2,151
5.44%, 07/25/36 (i)	3,802	3,792
5.53%, 05/25/46 (i)	1,746	1,748
IXIS Real Estate Capital Trust, 5.38%, 08/25/36 (i)	375	375
JPMorgan Chase Commercial Mortgage Securities Corp.
4.94%, 08/15/42 (i)	7,000	6,601
5.81%, 06/12/43 (i)	3,020	3,011
5.42%, 01/15/47	6,000	5,792
5.33%, 05/15/47	6,000	5,751
LB-UBS Commercial Mortgage Trust
6.65%, 11/15/27	6,000	6,213
5.32%, 09/15/39	5,000	4,829
Lehman Brothers Capital Trust VII, 5.86%, 05/31/12 (o)	475	465
Lehman XS Trust, 5.58%, 02/25/46 (i)	3,519	3,529
Luminent Mortgage Trust, 5.51%, 05/25/46 (i)	1,077	1,078
MASTR Adjustable Rate Mortgages Trust
4.75%, 10/25/34 (i)	873	854
4.61%, 12/25/34 (i)	403	408
4.84%, 01/25/36 (i)	1,609	1,582
MASTR Seasoned Securities Trust, 6.19%, 10/25/32 (i)	941	938
Merit Securities Corp., 6.82%, 09/28/32 (f) (i)	737	678
Merrill Lynch Mortgage Investors Inc., 5.00%, 09/25/35 (f)	5	5
Merrill Lynch Mortgage Trust, 5.84%, 05/12/39 (i)	1,240	1,231
Mid-State Trust, 7.34%, 07/01/35	313	329
Morgan Stanley Mortgage Loan Trust
5.06%, 08/25/34 (i)	553	550

5.77%, 03/25/36 (i)	2,801	2,814
5.44%, 10/25/36 (i)	712	712
Residential Funding Mortgage Security I,
4.92%, 08/25/35 (i)	1,318	1,326
Sail Net Interest Margin Notes
7.75%, 04/27/33 (f)	6	2
5.50%, 03/27/34 (f)	45	9
SLM Student Loan Trust, 5.37%, 10/25/17 (i)	4,400	4,401
Structured Asset Mortgage Investments Inc.,
7.51%, 08/25/35 (i)	324	327
Thornburg Mortgage Securities Trust, 5.56%, 07/25/45 (i)	397	397
UPFC Auto Receivables Trust, 3.27%, 09/15/10	318	315
Washington Mutual Alternative Mortgage Pass-Through
Certificates, 5.44%, 10/25/36 (i)	2,630	2,622
Washington Mutual Mortgage Backed Securities Trust,
5.06%, 12/25/35 (i)	3,696	3,660
Washington Mutual Mortgage Pass-Through Certificates
5.52%, 04/25/37 (i)	2,181	2,172
5.55%, 04/25/45 (i)	318	319
Wells Fargo Mortgage Backed Securities Trust
4.54%, 02/25/35 (i)	3,941	3,862
5.24%, 04/25/36 (i)	1,060	1,053
Total Non-U.S. Government Agency Asset-Backed
Securities (cost $147,812)		146,062

CORPORATE BONDS AND NOTES - 16.1%
CONSUMER DISCRETIONARY - 2.5%
AMC Entertainment Inc., 11.00%, 02/01/16	55	61
Boyd Gaming Corp., 7.75%, 12/15/12	225	231
Caesars Entertainment Inc., 8.13%, 05/15/11	125	130
CCH I LLC, 11.00%, 10/01/15	467	487
Charter Communications Operating LLC, 8.38%, 04/30/14 (f)	450	458
Clear Channel Communications Inc., 6.25%, 03/15/11	760	731
Comcast Cable Communications Holdings Inc.,
8.38%, 03/15/13	975	1,088
CSC Holdings Inc.
8.13%, 08/15/09	150	153
7.25%, 04/15/12	250	238
DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	655	646
Dex Media West LLC, 9.88%, 08/15/13	196	210
DirecTV Holdings LLC/DirecTV Financing Co.,
8.38%, 03/15/13	130	136
EchoStar DBS Corp., 6.63%, 10/01/14	575	549
General Motors Corp.
8.25%, 07/15/23 (b)	440	401
8.38%, 07/15/33 (b)	20	18
Hertz Corp., 8.88%, 01/01/14	65	68
Idearc Inc., 8.00%, 11/15/16	315	318
Interep National Radio Sales Inc., 10.00%, 07/01/08	100	85

Interface Inc.
10.38%, 02/01/10	125	134
9.50%, 02/01/14	50	54
Las Vegas Sands Corp., 6.38%, 02/15/15	225	214
Liberty Media Corp., 7.88%, 07/15/09	1,700	1,763
MGM Mirage Inc.
6.75%, 09/01/12	205	196
7.63%, 01/15/17	360	342
Neiman-Marcus Group Inc., 10.38%, 10/15/15	100	110
News America Inc., 5.30%, 12/15/14	1,350	1,304
Pinnacle Entertainment Inc., 8.75%, 10/01/13	175	183
Rainbow National Services LLC, 10.38%, 09/01/14 (f)	125	137
RH Donnelley Corp.
6.88%, 01/15/13	50	47
8.88%, 01/15/16	350	364
RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (f)	175	187
Sealy Mattress Co., 8.25%, 06/15/14	175	179
Service Corp. International
6.75%, 04/01/16 (k)	10	9
7.63%, 10/01/18 (b)	90	91
Sinclair Broadcast Group Inc., 8.00%, 03/15/12	35	36
Station Casinos Inc.
6.50%, 02/01/14	100	89
6.88%, 03/01/16	15	13
7.75%, 08/15/16	60	59
Time Warner Cable Inc., 6.55%, 05/01/37 (f)	1,225	1,184
Turning Stone Casino Resort Enterprise, 9.13%, 12/15/10 (f)	175	179
Videotron Ltee, 6.38%, 12/15/15	125	120
		13,002
CONSUMER STAPLES - 0.5%
Allied Security Escrow Corp., 11.38%, 07/15/11	75	75
Altria Group Inc., 7.00%, 11/04/13	1,200	1,273
CVS Caremark Corp., 5.75%, 06/01/17	975	941
Dole Food Co. Inc.
7.25%, 06/15/10	50	48
8.88%, 03/15/11	25	25
8.75%, 07/15/13 (b) (k)	225	219
		2,581
ENERGY - 2.6%
Anadarko Petroleum Corp.
5.95%, 09/15/16	60	59
6.45%, 09/15/36	870	837
Canadian Natural Resources Ltd., 6.25%, 03/15/38	1,550	1,467
Chesapeake Energy Corp.
6.63%, 01/15/16	275	265
6.50%, 08/15/17 (b)	275	261
ChevronTexaco Capital Co., 3.50%, 09/17/07	900	897
Compagnie Generale de Geophysique SA
7.50%, 05/15/15	80	80

7.75%, 05/15/17	190	192
Dresser-Rand Group Inc., 7.38%, 11/01/14 (k)	213	214
El Paso Corp.
7.75%, 07/15/11 (f)	1,290	1,329
7.88%, 06/15/12 (b)	325	340
7.80%, 08/01/31	33	33
7.75%, 01/15/32 (b)	515	519
Energy Transfer Partners LP, 5.95%, 02/01/15	1,250	1,230
Enterprise Products Operating LP, 7.03, 01/15/68	650	627
EXCO Resources Inc., 7.25%, 01/15/11	250	249
Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	150	142
Kerr-McGee Corp., 6.95%, 07/01/24	560	581
Nexen Inc., 6.40%, 05/15/37	1,200	1,147
ONEOK Partners LP, 6.65%, 10/01/36	1,225	1,215
OPTI Canada Inc., 8.25%, 12/15/14 (f)	105	107
Peabody Energy Corp., 6.88%, 03/15/13	80	80
Pogo Producing Co.
6.63%, 03/15/15	40	40
6.88%, 10/01/17	125	124
Southern Natural Gas Co., 5.90%, 04/01/17 (f)	120	116
Swift Energy Co., 7.63%, 07/15/11	200	203
TEPPCO Partners LP, 7.00%, 06/01/67	125	120
Valero Energy Corp., 7.50%, 04/15/32	825	901
Whiting Petroleum Corp., 7.00%, 02/01/14	150	140
Williams Cos. Inc.
7.13%, 09/01/11	50	50
7.63%, 07/15/19	75	78
7.88%, 09/01/21	100	107
		13,750
FINANCIALS - 7.1%
Alamosa Delaware Inc., 11.00%, 07/31/10	121	128
American International Group Inc., 6.25%, 03/15/37	470	444
Bank of America Corp., 5.42%, 03/15/17	1,300	1,246
CCM Merger Inc., 8.00%, 08/01/13 (f)	125	124
Citigroup Inc., 4.13%, 02/22/10	1,840	1,785
CNA Financial Corp., 7.25%, 11/15/23	1,500	1,544
Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (e)	234	2
Corp Andina de Fomento, 6.88%, 03/15/12	1,050	1,100
Credit Suisse USA Inc., 5.50%, 08/16/11	330	330
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	1,275	1,235
European Investment Bank, 4.63%, 03/21/12	550	536
Ford Motor Credit Co.
5.80%, 01/12/09	2,500	2,447
7.88%, 06/15/10	1,375	1,375
10.61%, 06/15/11 (i)	600	648
General Motors Acceptance Corp.
6.13%, 08/28/07 (i)	3,120	3,122
4.38%, 12/10/07 (b)	240	238
5.13%, 05/09/08	170	168

5.85%, 01/14/09	240	237
5.63%, 05/15/09	1,300	1,271
7.25%, 03/02/11	25	25
6.88%, 09/15/11	1,025	1,008
8.00%, 11/01/31 (b)	75	77
HBOS Treasury Services Plc, 5.25%, 02/21/17 (b) (f)	6,100	5,984
Host Marriott LP
7.13%, 11/01/13	50	50
6.38%, 03/15/15 (b)	195	187
JPMorgan Chase & Co., 6.63%, 03/15/12	1,168	1,214
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	400	389
5.25%, 02/06/12	500	491
MUFG Capital Finance 1 Ltd., 6.35%, 07/25/16 (o)	1,260	1,238
Nebco Evans Holding Co., 12.38%, 07/15/07 (d) (e)	350	-
Residential Capital Corp., 6.38%, 06/30/10	1,250	1,234
Resona Preferred Global Securities Cayman Ltd.,
7.19%, 07/30/15 (f) (o)	1,225	1,253
Travelers Cos. Inc., 6.25%, 03/15/37	630	605
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	400	396
Wachovia Corp., 5.25%, 08/01/14	1,730	1,680
Wells Fargo & Co., 5.30%, 08/26/11	1,250	1,241
White Mountains Re Group Inc., 6.38%, 03/20/17 (f)	1,275	1,226
ZFS Finance USA Trust I, 5.88%, 05/09/32 (f)	1,225	1,208
		37,486
HEALTH CARE - 0.4%
DaVita Inc., 6.63%, 03/15/13 (f)	300	293
HCA Inc.
6.30%, 10/01/12	29	27
6.25%, 02/15/13	340	307
5.75%, 03/15/14	469	397
9.13%, 11/15/14 (f)	60	63
9.25%, 11/15/16 (f)	460	490
9.63%, 11/15/16 (f)	68	73
Tenet Healthcare Corp., 7.38%, 02/01/13	228	206
Triad Hospitals Inc., 7.00%, 11/15/13	250	262
		2,118
INDUSTRIALS - 0.4%
Allied Waste North America Inc., 9.25%, 09/01/12	100	105
Continental Airlines Inc., 6.54%, 03/15/08	10	10
Corrections Corp. of America, 6.25%, 03/15/13	100	96
DRS Technologies Inc., 7.63%, 02/01/18	50	51
Holt Group Inc., 9.75%, 01/15/06 (d) (e)	200	-
L-3 Communications Corp., 7.63%, 06/15/12	200	205
Radnor Holdings Corp., 11.00%, 03/15/10 (d)	125	-
Safety-Kleen Services, 9.25%, 06/01/08 (d)	375	-
Tyco International Group SA
6.13%, 11/01/08	1,125	1,135
6.00%, 11/15/13	590	606

		2,208
INFORMATION TECHNOLOGY - 0.2%
Freescale Semiconductor Inc., 8.88%, 12/15/14 (f)	75	72
NXP BV, 9.50%, 10/15/15	130	128
Sungard Data Systems Inc., 9.13%, 08/15/13	75	77
Xerox Corp., 5.5%, 5/15/2012	1,050	1,031
		1,308
MATERIALS - 0.4%
Borden Chemicals & Plastics, 9.50%, 05/01/05 (d) (e) (i)	140	2
Equistar Chemicals LP/Equistar Funding Corp.,
10.63%, 05/01/11	100	105
Graphic Packaging International Corp., 9.50%, 08/15/13 (b)	190	197
Methanex Corp., 8.75%, 08/15/12	175	193
Owens Brockway Glass Container Inc., 8.25%, 05/15/13	375	388
Plastipak Holdings Inc., 8.50%, 12/15/15 (f)	150	155
Smurfit Capital Funding Plc, 7.50%, 11/20/25	225	227
Steel Dynamics Inc., 6.75%, 04/01/15 (f)	200	196
Weyerhaeuser Co., 6.75%, 03/15/12	440	456
		1,919
TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp., 7.50%, 05/01/12	125	128
Citizens Communications Co., 7.13%, 03/15/19	105	99
FTD Inc., 7.75%, 02/15/14	170	168
Level 3 Financing Inc., 8.75%, 02/15/17 (f)	190	188
Nextel Communications Inc.
6.88%, 10/31/13	780	774
7.38%, 08/01/15	650	650
PanAmSat Corp.
9.00%, 08/15/14 (b)	65	68
9.00%, 06/15/16	85	89
Qwest Communications International Inc.
7.50%, 02/15/14	255	258
7.50%, 02/15/14 (k)	80	81
Qwest Corp., 8.88%, 03/15/12 (k)	125	135
Sprint Capital Corp.
8.38%, 03/15/12 (b)	1,150	1,253
8.75%, 03/15/32	350	393
Sprint Nextel Corp., 6.00%, 12/01/16	20	19
Telecom Italia Capital SA, 6.00%, 09/30/34	925	833
Windstream Corp., 8.63%, 08/01/16	180	191
		5,327
UTILITIES - 1.0%
AES Corp.
9.38%, 09/15/10	250	266
8.88%, 02/15/11	50	53
7.75%, 03/01/14	95	95
FirstEnergy Corp.
6.45%, 11/15/11	510	523
7.38%, 11/15/31	1,090	1,180

MidAmerican Energy Co., 5.95%, 05/15/37 (f)	2,025	1,908
NRG Energy Inc.
7.25%, 02/01/14	100	100
7.38%, 02/01/16	485	486
Pacific Gas & Electric Co.
6.05%, 03/01/34 (b)	450	436
5.80%, 03/01/37	300	280
		5,327

Total Corporate Bonds and Notes (cost $87,074)		85,026

GOVERNMENT AND AGENCY OBLIGATIONS - 50.8%
GOVERNMENT SECURITIES - 36.9%
Municipals - 0.3%
Tennessee Valley Authority, 5.98%, 04/01/36	1,250	1,315

Sovereign - 2.3%
Federative Republic of Brazil - Credit Linked Note,
6.00%, 05/15/17 (f)	9,761	9,975
Province of Quebec, Canada, 4.60%, 05/26/15	1,475	1,391
Region of Lombardy Italy, 5.80%, 10/25/32	750	737
		12,103
Treasury Inflation Index Securities - 0.8%
U.S. Treasury Inflation Index Note
2.38%, 01/15/25 (b) (q)	545	633
2.00%, 01/15/26 (b) (q)	901	887
2.38%, 01/15/27 (b) (q)	2,585	2,607
		4,127
U.S. Treasury Securities - 33.5%
U.S. Treasury Bond
8.88%, 08/15/17 (b)	130	168
8.00%, 11/15/21 (j)	4,600	2,166
Strip Principal, 6.50%, 11/15/26 (b) (j)	21,100	7,718
6.13%, 11/15/27 (b)	100	111
4.50%, 02/15/36 (b)	12,000	10,866
4.75%, 02/15/37 (b)	9,010	8,495
U.S. Treasury Note
4.88%, 10/31/08 (b)	34,400	34,352
4.50%, 03/31/09 (b)	11,380	11,297
3.50%, 02/15/10 (b)	4,395	4,245
4.50%, 02/28/11 (b)	5,590	5,514
4.63%, 10/31/11 (b)	90	89
4.75%, 01/31/12 (b)	59,170	58,726
4.50%, 04/30/12 (b)	2,000	1,963
4.75%, 05/31/12 (b)	600	595
4.00%, 02/15/14 (b)	100	95
4.63%, 11/15/16 (b)	26,240	25,430
4.63%, 02/15/17 (b)	700	678
4.50%, 05/15/17 (b)	300	288

U.S.Treasury Strip Principal, 5.23%, 11/15/20 (b) (j)	10,080	4,064
		176,860
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES – 13.9%
Federal Farm Credit Banks - 0.4%
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (f)	2,100	2,031

Federal Home Loan Bank - 7.3%
Federal Home Loan Bank
5.10%, 09/19/08	500	499
5.40%, 01/02/09	950	949
5.00%, 03/14/14	16,000	15,665
4.88%, 06/13/14	20,000	19,330
5.50%, 07/15/36	2,000	1,967
		38,410
Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp.
5.50%, 07/01/20,TBA (g)	2,000	1,969
1156.50%, 06/15/21	-	1
0.00%, 08/15/35 (j)	62	71
0.21%, 09/15/35 (i)	524	520
0.00%, 04/15/37 (j)	548	612
6.07%, 01/01/37 (i)	2,409	2,419
		5,592
Federal National Mortgage Association - 5.2%
Federal National Mortgage Association
4.25%, 09/15/07 (b)	4,200	4,190
6.63%, 09/15/09 (b)	620	638
10.40%, 04/25/19	3	3
6.50%, 02/01/26	10	10
7.50%, 08/01/29	9	10
8.00%, 08/01/29	2	2
7.50%, 09/01/29	19	19
7.50%, 03/01/30	1	2
8.00%, 04/01/30	7	8
7.50%, 05/01/30	1	1
7.50%, 06/01/30	10	10
7.50%, 07/01/30	5	5
8.00%, 07/01/30	18	19
8.00%, 08/01/30	5	6
7.50%, 09/01/30	2	2
8.00%, 10/01/30	90	96
7.50%, 11/01/30	4	4
7.50%, 12/01/30	3	3
7.50%, 01/01/31	4	4
8.00%, 01/01/31	56	59
7.50%, 02/01/31	28	28
8.00%, 02/01/31	6	6
7.50%, 03/01/31	4	4
6.00%, 07/01/32	16	16
7.00%, 07/01/32	31	32
7.50%, 09/01/32	19	20
0.20%, 05/25/35 (i)	196	201
5.00%, 06/01/35	434	408
5.00%, 09/01/35	1,427	1,342
5.00%, 11/01/35	124	115
7.02%, 11/01/35 (i)	293	304
5.00%, 12/01/35	24	23
5.00%, 01/01/36	453	425
5.00%, 02/01/36	5,724	5,378
5.00%, 05/01/36	14,951	14,010
0.30%, 09/25/36 (i)	282	301
		27,704

Total Government and Agency Obligations (cost $271,398)		268,142

SHORT TERM INVESTMENTS - 41.2%
Mutual Funds - 4.9%
JNL Money Market Fund, 5.18% (a) (h)	25,831	25,831

Securities Lending Collateral - 36.3%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	191,827	191,827

Total Short Term Investments (cost $217,658)		217,658

Total Investments - 135.7% (cost $724,387)		717,045

Other Assets and Liabilities, Net - (35.7%) (n)		(188,643)

Total Net Assets - 100%		$528,402

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.1%
AmeriCredit Automobile Receivables Trust
2.84%, 08/06/10	$46	$45
5.19%, 11/06/11 (i)	400	399
Banc of America Commercial Mortgage Inc.
7.33%, 11/15/31 (i)	500	516
4.05%, 11/10/38	500	481
5.12%, 07/11/43	150	147
5.97%, 05/10/45 (i)	550	549
4.76%, 07/01/45	350	343
4.89%, 07/10/45 (i)	370	358
5.48%, 01/15/49 (i)	350	338
BB&T Capital Trust I, 5.85%, 08/18/35	100	92
Bear Stearns Commercial Mortgage Securities
5.58%, 03/11/09 (i)	500	499
4.72%, 02/11/41 (i)	200	189
Capital One Auto Finance Trust, 3.18%, 09/15/10	128	127
Capital One Multi-Asset Execution Trust,
4.05%, 03/15/13 (i)	250	241
Chase Issuance Trust, 4.65%, 12/17/12 (i)	95	93
Chase Manhattan Bank-First Union National Bank,
7.44%, 08/15/31	49	50
Citigroup Commercial Mortgage Trust, 5.25%, 04/15/40 (i)	250	247
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.62%, 01/15/46 (i)	250	246
5.65%, 10/15/48 (i)	500	490
CS First Boston Mortgage Securities Corp.
5.42%, 05/15/36 (i)	350	343
4.83%, 04/15/37	380	357
5.10%, 08/15/38	350	340
DLJ Commercial Mortgage Corp., 6.46%, 03/10/32	47	48
First Union National Bank Commercial Mortgage,
7.39%, 12/15/31	100	103
First Union National Bank-Bank of America,
6.17%, 03/15/33	290	295
First Union-Lehman Brothers-Bank of America,
6.56%, 11/18/35	176	177
GE Capital Commercial Mortgage Corp., 5.51%, 11/10/45 (i)	200	194
GMAC Commercial Mortgage Securities Inc.,
5.04%, 12/10/41 (i)	75	71
Greenwich Capital Commercial Funding Corp.,
4.34%, 06/10/36 (i)	500	493
Household Automotive Trust
3.02%, 12/17/10	194	192
5.28%, 09/19/11 (i)	500	500
JPMorgan Chase Commercial Mortgage Securities Corp.
5.82%, 05/12/34	139	140
4.74%, 09/12/37 (i)	250	245
4.45%, 01/12/38 (i)	400	387
4.88%, 01/12/38	500	478

4.77%, 03/12/39 (i)	500	478
5.56%, 06/12/41 (i)	250	247
4.74%, 07/15/42 (i)	500	466
4.98%, 07/15/42 (i)	125	115
4.94%, 08/15/42 (i)	278	262
LB Commercial Conduit Mortgage Trust
6.48%, 02/18/30	122	122
6.78%, 06/15/31	219	222
LB-UBS Commercial Mortgage Trust
3.85%, 05/15/27 (i)	250	235
3.97%, 03/15/29 (i)	250	236
5.59%, 06/15/31	75	75
4.17%, 05/15/32	165	153
5.42%, 02/15/40 (i)	330	319
MBNA Master Credit Card Trust USA, 7.00%, 02/15/12 (i)	300	311
Merrill Lynch Mortgage Trust
5.40%, 07/12/34	200	200
5.74%, 08/12/43 (i)	250	248
5.29%, 01/12/44 (i)	500	482
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.66%, 02/12/39 (i)	250	248
5.41%, 07/12/46 (i)	200	194
5.17%, 12/12/49 (i)	200	190
Morgan Stanley Capital I
6.52%, 03/15/30	7	6
4.80%, 01/13/41 (i)	250	237
5.94%, 10/15/42 (i)	270	269
5.41%, 03/15/44 (i)	350	336
Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36	87	91
Salomon Brothers Mortgage Securities VII, 6.17%, 02/13/10	51	52
Wachovia Bank Commercial Mortgage Trust
4.44%, 11/15/34	200	196
5.22%, 01/15/41 (i)	100	97
5.41%, 07/15/41 (i)	250	244
4.89%, 10/15/41 (i)	200	188
4.90%, 10/15/41	500	470
5.53%, 12/15/44 (i)	200	194
5.42%, 01/15/45	350	339
6.19%, 06/15/45 (i)	500	504

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $18,316)		17,839

CORPORATE BONDS AND NOTES - 19.3%
CONSUMER DISCRETIONARY - 1.8%
CBS Corp., 7.88%, 07/30/30	125	129
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	250	279
9.46%, 11/15/22	100	127

Comcast Corp.
5.85%, 01/15/10	250	252
6.50%, 01/15/15	50	51
5.65%, 06/15/35	100	87
6.50%, 11/15/35	100	97
COX Communications Inc.
4.63%, 01/15/10	100	98
5.45%, 12/15/14	150	145
DaimlerChrysler NA Holding Corp.
8.00%, 06/15/10	150	160
7.75%, 01/18/11	250	266
6.50%, 11/15/13	100	103
8.50%, 01/18/31 (b)	50	63
Federated Department Stores Inc., 6.90%, 04/01/29	100	95
Fortune Brands Inc., 5.38%, 01/15/16	250	232
Historic TW Inc., 6.63%, 05/15/29	100	97
Home Depot Inc., 4.63%, 08/15/10	250	243
Johnson Controls Inc., 5.50%, 01/15/16	250	242
May Department Stores Co., 4.80%, 07/15/09	150	147
News America Inc.
5.30%, 12/15/14	175	169
6.20%, 12/15/34	50	46
6.40%, 12/15/35	100	95
Omnicom Group Inc., 5.90%, 04/15/16	250	247
Pulte Homes Inc., 5.25%, 01/15/14	150	137
Target Corp.
5.88%, 07/15/16 (b)	250	249
7.00%, 07/15/31	100	109
Time Warner Cable Inc., 6.55%, 05/01/37 (f)	250	242
Time Warner Inc.
6.75%, 04/15/11	250	259
7.63%, 04/15/31	250	268
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	45
Viacom Inc., 6.25%, 04/30/16	250	246
Walt Disney Co., 7.00%, 03/01/32	50	56
Wyndham Worldwide Corp., 6.00%, 12/01/16	150	145
Yum! Brands Inc., 8.88%, 04/15/11	50	55
		5,281
CONSUMER STAPLES - 0.9%
Altria Group Inc., 7.75%, 01/15/27	75	88
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16 (b)	100	94
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	71
Coca-Cola Enterprises Inc., 7.13%, 08/01/17	100	109
ConAgra Foods Inc., 7.88%, 09/15/10	134	143
CVS Corp., 6.13%, 08/15/16	250	248
Diageo Capital Plc, 4.38%, 05/03/10	50	48
General Mills Inc., 6.00%, 02/15/12	100	101
Grand Metropolitan Investment Corp., 8.00%, 09/15/22	100	117
Kimberly-Clark Corp., 5.63%, 02/15/12	250	250

Kraft Foods Inc., 6.50%, 11/01/31	100	97
Kroger Co.
5.50%, 02/01/13	100	97
7.50%, 04/01/31 (b)	150	158
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	82
Procter & Gamble Co.
6.88%, 09/15/09 (b)	250	258
4.95%, 08/15/14 (b)	150	145
Safeway Inc., 5.80%, 08/15/12	100	100
Sara Lee Corp., 6.25%, 09/15/11	75	76
Wal-Mart Stores Inc.
4.55%, 05/01/13	100	95
7.55%, 02/15/30	300	349
		2,726
ENERGY - 1.0%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	110
Anadarko Petroleum Corp., 6.45%, 09/15/36	150	144
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	135
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	55
Conoco Funding Co., 7.25%, 10/15/31	75	85
ConocoPhillips, 6.65%, 07/15/18	75	80
Devon Energy Corp., 7.95%, 04/15/32	100	117
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	116
Energy Transfer Partners LP, 5.95%, 02/01/15	250	246
Enterprise Products Operating LP
4.95%, 06/01/10	25	24
5.60%, 10/15/14	25	23
6.88%, 03/01/33 (b)	25	24
Hess Corp.
6.65%, 08/15/11	25	26
7.30%, 08/15/31	35	38
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	75	71
6.00%, 02/01/17 (b)	150	147
Marathon Oil Corp., 6.13%, 03/15/12	200	204
Nexen Inc., 5.88%, 03/10/35	50	45
Occidental Petroleum Corp., 6.75%, 01/15/12	50	53
ONEOK Partners LP, 6.65%, 10/01/36	150	149
Pemex Project Funding Master Trust
7.88%, 02/01/09 (k)	100	103
7.38%, 12/15/14	250	272
8.63%, 02/01/22 (k)	75	92
Petrobras International Finance Co., 6.13%, 10/06/16	100	98
Petro-Canada, 7.00%, 11/15/28	75	79
Suncor Energy Inc., 5.95%, 12/01/34	100	95
Valero Energy Corp., 7.50%, 04/15/32	100	109
XTO Energy Inc., 4.90%, 02/01/14	75	71
		2,811
FINANCIALS - 8.9%

Abbey National Plc, 7.95%, 10/26/29	100	120
Aegon NV, 4.75%, 06/01/13	150	143
Allstate Corp.
6.13%, 02/15/12	75	77
5.35%, 06/01/33	75	66
American General Finance Corp., 4.63%, 09/01/10	150	146
American International Group Inc., 4.25%, 05/15/13 (k)	500	466
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	260
Asian Development Bank, 4.13%, 09/15/10	100	97
Associates Corp. of North America, 6.25%, 11/01/08	300	303
Assurant Inc., 6.75%, 02/15/34	100	103
AXA SA, 8.60%, 12/15/30	100	122
BAC Capital Trust V, 5.63%, 03/08/35	300	268
Bank of America Corp.
4.88%, 09/15/12	150	145
5.49%, 03/15/19	200	189
Barclays Bank Plc, 6.86%, 06/15/32 (f) (o)	50	51
BB&T Corp., 6.50%, 08/01/11	75	77
Bear Stearns Cos. Inc.
2.88%, 07/02/08 (b)	250	243
7.63%, 12/07/09	250	261
Berkshire Hathaway Finance Corp.
4.63%, 10/15/13	250	237
4.85%, 01/15/15	100	95
Boston Properties LP, 6.25%, 01/15/13	150	154
Burlington Resources Finance Co., 7.20%, 08/15/31	100	112
Camden Property Trust, 5.00%, 06/15/15	100	94
Capital One Bank, 6.50%, 06/13/13	250	257
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	94
Chubb Corp., 5.20%, 04/01/13	100	98
Cincinnati Financial Corp., 6.13%, 11/01/34	100	96
CIT Group Inc.
4.65%, 07/01/10 (k)	250	243
5.65%, 02/13/20	350	332
Citigroup Inc.
6.00%, 02/21/12 (b)	350	357
5.00%, 09/15/14	400	381
5.85%, 08/02/16 (b)	250	250
5.50%, 02/15/17	350	339
6.00%, 10/31/33	50	48
Corp Andina de Fomento, 6.88%, 03/15/12	150	157
Countrywide Home Loans Inc., 4.13%, 09/15/09	250	242
Credit Suisse USA Inc.
6.13%, 11/15/11	100	102
6.50%, 01/15/12	250	259
7.13%, 07/15/32	100	113
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	244
ERP Operating LP, 5.25%, 09/15/14	50	48
European Investment Bank

3.88%, 08/15/08	250	246
4.13%, 09/15/10	250	243
4.63%, 05/15/14	150	144
4.88%, 02/16/16	250	242
European Investment Bank, 5.13%, 09/13/16	500	492
Fifth Third Bank, 4.20%, 02/23/10	100	97
Fleet National Bank, 5.75%, 01/15/09	100	100
General Electric Capital Corp.
3.13%, 04/01/09 (b)	150	145
4.13%, 09/01/09	250	244
4.88%, 10/21/10	250	246
5.45%, 01/15/13	500	495
5.00%, 01/08/16 (b)	100	95
6.75%, 03/15/32	100	108
Goldman Sachs Group Inc.
6.65%, 05/15/09	250	256
7.35%, 10/01/09	350	364
5.25%, 04/01/13 (b)	100	97
5.13%, 01/15/15	200	190
5.95%, 01/15/27	250	235
6.13%, 02/15/33	250	238
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	73
Health Care Property Investors Inc., 6.00%, 01/30/17	150	147
HSBC Finance Capital Trust IX, 5.91%, 11/30/35	250	242
HSBC Finance Corp., 5.25%, 01/14/11	500	494
HSBC Holdings Plc
5.25%, 12/12/12 (b)	200	197
7.63%, 05/17/32	150	174
International Bank for Reconstruction & Development,
7.63%, 01/19/23	300	366
International Lease Finance Corp., 5.75%, 06/15/11	250	251
iStar Financial Inc., 5.15%, 03/01/12	100	96
John Deere Capital Corp., 7.00%, 03/15/12	250	264
JPMorgan Chase & Co.
6.75%, 02/01/11	250	260
6.63%, 03/15/12	100	104
5.75%, 01/02/13	100	100
5.15%, 10/01/15 (b)	250	238
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	68
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (b)	100	96
KeyBank NA, 5.80%, 07/01/14 (b)	100	99
KFW International Finance Inc., 4.88%, 01/17/17	500	483
Korea Development Bank, 4.75%, 07/20/09	250	246
Kreditanstalt fuer Wiederaufbau
3.25%, 03/30/09	350	339
4.63%, 01/20/11	250	246
4.13%, 10/15/14 (b)	150	140
Landwirtschaftliche Rentenbank, 3.88%, 03/15/10	250	242
Lehman Brothers Holdings Inc.

7.88%, 08/15/10	250	267
6.63%, 01/18/12	350	363
Lincoln National Corp., 7.00%, 05/17/66	250	257
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	94
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	103
MBNA Corp., 7.50%, 03/15/12	100	108
Merrill Lynch & Co. Inc.
4.13%, 09/10/09	250	244
5.00%, 01/15/15	550	521
6.05%, 05/16/16	250	247
MetLife Inc.
5.00%, 11/24/13	100	96
5.70%, 06/15/35	100	92
Morgan Stanley
4.25%, 05/15/10 (b)	500	484
5.05%, 01/21/11	500	490
6.75%, 04/15/11	300	311
5.45%, 01/09/17	350	331
7.25%, 04/01/32	25	28
MUFG Capital Finance 1 Ltd., 6.35%, 07/25/16 (o)	250	246
National Australia Bank Ltd., 8.60%, 05/19/10	150	163
National City Bank, 4.63%, 05/01/13	100	95
National Rural Utilities Cooperative Finance Corp.,
5.75%, 08/28/09	200	202
National Westminster Bank Plc, 7.38%, 10/01/09	250	260
NB Capital Trust, 7.83%, 12/15/26	75	78
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	144
Prudential Financial Inc., 5.70%, 12/14/36	250	229
Residential Capital Corp.
6.38%, 06/30/10	50	49
6.00%, 02/22/11	100	97
Royal Bank of Scotland Group Plc
5.00%, 10/01/14	100	96
7.65%, 09/30/31 (o)	155	173
Simon Property Group LP, 7.13%, 02/09/09	200	205
SLM Corp.
5.00%, 10/01/13	50	43
5.38%, 05/15/14	200	171
5.05%, 11/14/14	250	208
SunTrust Bank, 6.38%, 04/01/11	200	205
Textron Financial Corp., 6.00%, 11/20/09	250	253
Toyota Motor Credit Corp., 2.88%, 08/01/08	100	97
U.S. Bank NA, 6.38%, 08/01/11	600	618
UBS AG Stamford, 5.88%, 07/15/16	250	253
Unilever Capital Corp., 7.13%, 11/01/10	100	105
Wachovia Bank NA, 4.88%, 02/01/15	200	189
Wachovia Corp.
6.25%, 08/04/08	150	151
6.38%, 02/01/09	100	102

5.25%, 08/01/14	250	243
Washington Mutual Inc.
4.63%, 04/01/14	100	92
5.13%, 01/15/15	200	189
Wells Fargo & Co.
4.20%, 01/15/10	100	97
5.00%, 11/15/14	200	191
Wells Fargo Bank, 6.45%, 02/01/11	100	103
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	250
		26,364
HEALTH CARE - 0.9%
Abbott Laboratories, 5.88%, 05/15/16	250	250
Aetna Inc., 6.63%, 06/15/36	150	153
American Home Products Corp., 6.70%, 03/15/11 (k) (l)	400	419
Baxter International Inc., 4.63%, 03/15/15	75	69
Bristol-Myers Squibb Co., 5.88%, 11/15/36	150	142
Genentech Inc.
4.75%, 07/15/15	50	46
5.25%, 07/15/35	250	221
Merck & Co. Inc., 4.75%, 03/01/15	250	235
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	54
Schering-Plough Corp., 6.50%, 12/01/33 (k) (l)	50	54
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	140
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	185
UnitedHealth Group Inc., 5.80%, 03/15/36	150	138
WellPoint Inc.
4.25%, 12/15/09	50	48
6.80%, 08/01/12	100	105
5.85%, 01/15/36	100	91
Wyeth
5.50%, 03/15/13 (k) (l)	100	99
6.45%, 02/01/24 (b)	100	103
		2,552
INDUSTRIALS - 1.0%
Boeing Capital Corp.
6.10%, 03/01/11	250	255
5.80%, 01/15/13 (b)	125	127
Burlington Northern Santa Fe Corp., 5.90%, 07/01/12	150	151
CSX Corp.
6.75%, 03/15/11	50	52
6.30%, 03/15/12	250	255
Emerson Electric Co., 5.00%, 12/15/14	100	96
General Dynamics Corp., 4.25%, 05/15/13	250	234
General Electric Co., 5.00%, 02/01/13	100	97
Honeywell International Inc., 6.13%, 11/01/11	100	102
Lockheed Martin Corp., 6.15%, 09/01/36	175	175
Masco Corp., 5.88%, 07/15/12	75	74
Norfolk Southern Corp.
7.25%, 02/15/31	75	81

7.05%, 05/01/37	100	106
Northrop Grumman Corp., 7.75%, 03/01/16	150	169
Pitney Bowes Credit Corp., 5.75%, 08/15/08	300	301
Raytheon Co., 5.38%, 04/01/13	100	99
RR Donnelley & Sons Co.
4.95%, 04/01/14	200	183
5.50%, 05/15/15	50	46
Union Pacific Corp., 6.63%, 02/01/29	25	25
United Technologies Corp.
6.35%, 03/01/11	75	77
6.70%, 08/01/28	50	53
Waste Management Inc., 7.38%, 08/01/10	100	105
		2,863
INFORMATION TECHNOLOGY - 0.5%
Cisco Systems Inc., 5.50%, 02/22/16	250	244
Hewlett-Packard Co., 6.50%, 07/01/12	250	261
International Business Machines Corp.
5.38%, 02/01/09	300	300
6.50%, 01/15/28	200	211
Motorola Inc., 7.63%, 11/15/10	274	289
Oracle Corp. and Ozark Holding Inc., 5.00%, 01/15/11	250	246
		1,551
MATERIALS - 0.7%
Alcan Inc.
4.88%, 09/15/12	50	48
6.13%, 12/15/33	25	23
Alcoa Inc., 5.38%, 01/15/13	50	48
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	95
CRH America Inc., 6.00%, 09/30/16	250	247
Dow Chemical Co.
6.13%, 02/01/11	50	51
6.00%, 10/01/12	50	51
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	96
Hanson Plc., 6.13%, 08/15/16	250	256
Lafarge SA, 6.50%, 07/15/16	250	256
Newmont Mining Corp., 5.88%, 04/01/35	50	44
Praxair Inc., 3.95%, 06/01/13	100	92
Rohm & Haas Co., 7.85%, 07/15/29	50	57
Vale Overseas Ltd.
6.25%, 01/11/16	100	99
6.25%, 01/23/17	150	149
6.88%, 11/21/36	100	101
Weyerhaeuser Co.
6.75%, 03/15/12	250	259
7.38%, 03/15/32	100	101
		2,073
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.
6.00%, 03/15/09	250	252

5.30%, 11/15/10	250	249
5.88%, 02/01/12 (b)	100	101
9.75%, 11/15/31 (k) (l)	250	297
6.15%, 09/15/34	50	48
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	113
BellSouth Corp., 5.20%, 09/15/14 (b)	100	96
British Telecommunications Plc
8.38%, 12/15/10 (k) (l)	250	273
8.88%, 12/15/30 (k) (l)	150	196
Deutsche Telekom International Finance BV
8.00%, 06/15/10 (k) (l)	400	426
5.75%, 03/23/16	250	244
8.25%, 06/15/30 (k) (l)	100	120
Embarq Corp., 8.00%, 06/01/36	100	101
France Telecom SA, 8.50%, 03/01/31	250	314
GTE Corp., 6.94%, 04/15/28	50	51
New Cingular Wireless Services Inc.
7.88%, 03/01/11	250	269
8.75%, 03/01/31	108	135
Royal KPN NV, 8.00%, 10/01/10	250	268
Southwestern Bell Telephone Co., 7.00%, 07/01/15	100	105
Sprint Capital Corp.
8.38%, 03/15/12	200	218
6.88%, 11/15/28	100	95
8.75%, 03/15/32	100	112
Telecom Italia Capital SA
4.95%, 09/30/14	100	93
6.38%, 11/15/33	50	46
6.00%, 09/30/34	100	90
Telefonica Europe BV, 8.25%, 09/15/30	200	232
TELUS Corp., 8.00%, 06/01/11	200	214
Verizon Communications, 6.84%, 04/15/18	250	263
Verizon Global Communications Inc., 5.58%, 09/15/35 (b)	100	92
Verizon Global Funding Corp.
7.25%, 12/01/10	250	264
7.75%, 12/01/30	50	56
Verizon New England Inc., 6.50%, 09/15/11	250	257
Vodafone Group Plc
5.00%, 12/16/13 (b)	150	142
5.38%, 01/30/15	100	96
		5,928
UTILITIES - 1.6%
Alabama Power Co., 5.88%, 12/01/22	100	98
American Electric Power Co. Inc., 5.38%, 03/15/10	100	100
Consolidated Edison Inc. of New York, 5.30%, 03/01/35	250	220
Consolidated Natural Gas Co., 6.80%, 12/15/27	50	54
Constellation Energy Group Inc.
7.00%, 04/01/12	100	105
7.60%, 04/01/32	150	166

Consumers Energy Co., 5.50%, 08/15/16	25	23
Dominion Resources Inc., 7.20%, 09/15/14	50	55
Duke Energy Corp., 5.63%, 11/30/12	150	150
Duke Energy Field Services LLC, 7.88%, 08/16/10	250	265
Energy East Corp., 6.75%, 07/15/36	150	155
Enersis SA, 7.40%, 12/01/16	150	161
Exelon Generation Co. LLC, 5.35%, 01/15/14 (b)	150	144
FirstEnergy Corp.
6.45%, 11/15/11	125	128
7.38%, 11/15/31	125	135
Florida Power & Light Co., 5.63%, 04/01/34	100	94
Hydro Quebec
8.00%, 02/01/13	250	279
7.50%, 04/01/16	100	113
MidAmerican Energy Co., 6.75%, 12/30/31	50	54
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	100	101
National Grid Plc, 6.30%, 08/01/16	150	153
NiSource Finance Corp., 5.40%, 07/15/14	75	72
Northern States Power Co., 8.00%, 08/28/12	100	110
Ohio Power Co., 6.00%, 06/01/16	250	250
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	236
6.05%, 03/01/34	100	97
PPL Electric Utilities Corp., 6.25%, 08/15/09	100	101
Progress Energy Inc.
7.10%, 03/01/11	117	123
7.75%, 03/01/31	50	58
PSEG Power LLC, 8.63%, 04/15/31	75	92
SCANA Corp., 6.88%, 05/15/11	75	78
Scottish Power Plc, 5.38%, 03/15/15	50	49
Sempra Energy
4.75%, 05/15/09	200	198
6.00%, 02/01/13	250	254
Southern California Edison Co., 6.00%, 01/15/34	75	74
TXU Electric Delivery Co., 6.38%, 01/15/15	150	152
TXU Energy Co. LLC, 7.00%, 03/15/13 (b)	25	26
Virginia Electric & Power Co., 6.00%, 01/15/36	150	144
		4,867

Total Corporate Bonds and Notes (cost $58,733)		57,016

GOVERNMENT AND AGENCY OBLIGATIONS - 73.2%
GOVERNMENT SECURITIES - 25.4%
Municipals - 0.1%
New Jersey State Turnpike Authority – Series B
(Prerefunded at 01/01/15, insured by AMBAC
Assurance Corp.), 4.25%, 01/01/16	5	5
New Jersey State Turnpike Authority – Series B
(insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	95	88

State of Illinois, 5.10%, 06/01/33	200	181
		274
Sovereign - 1.4%
Chile Government International Bond, 5.50%, 01/15/13	100	99
Financement-Quebec, 5.00%, 10/25/12	100	98
Inter-American Development Bank
7.38%, 01/15/10	100	105
5.13%, 09/13/16	250	245
Israel Government International Bond
4.63%, 06/15/13	75	72
5.50%, 11/09/16	250	243
Italy Government International Bond
5.63%, 06/15/12	250	253
4.38%, 06/15/13	100	95
6.88%, 09/27/23	200	223
Italy Government International Bond, 5.38%, 06/15/33	100	94
Mexico Government International Bond
6.38%, 01/16/13	89	92
5.88%, 01/15/14	250	251
6.63%, 03/03/15	93	98
5.63%, 01/15/17 (b)	100	98
7.50%, 04/08/33	250	290
Province of Nova Scotia, Canada, 5.75%, 02/27/12	100	101
Province of Ontario, Canada
3.63%, 10/21/09	150	145
4.50%, 02/03/15	100	95
5.45%, 04/27/16	250	250
Province of Quebec, Canada
5.75%, 02/15/09	125	126
4.60%, 05/26/15	250	236
7.50%, 07/15/23	100	118
Republic of Hungary, 4.75%, 02/03/15	250	235
South Africa Government International Bond
7.38%, 04/25/12	100	106
6.50%, 06/02/14	200	206
Svensk Exportkredit AB, 4.00%, 06/15/10	200	193
		4,167
U.S. Treasury Securities - 23.9%
U.S. Treasury Bond
10.38%, 11/15/12 (b)	240	245
12.00%, 08/15/13 (b)	250	269
11.25%, 02/15/15 (b)	795	1,105
10.63%, 08/15/15 (b)	150	206
7.25%, 05/15/16 (b)	230	266
7.50%, 11/15/16 (b)	1,240	1,462
8.75%, 05/15/17 (b)	1,485	1,903
8.88%, 08/15/17 (b)	180	233
9.13%, 05/15/18 (b)	1,040	1,384
9.00%, 11/15/18 (b)	500	665

8.88%, 02/15/19 (b)	1,045	1,382
8.13%, 08/15/19	200	253
8.50%, 02/15/20 (b)	40	53
8.75%, 05/15/20 (b)	180	240
8.75%, 08/15/20 (b)	800	1,068
7.88%, 02/15/21 (b)	500	629
8.00%, 11/15/21 (b)	1,660	2,124
7.13%, 02/15/23 (b)	815	978
6.25%, 08/15/23 (b)	620	688
7.63%, 02/15/25 (b)	500	637
6.88%, 08/15/25 (b)	190	226
6.00%, 02/15/26 (b)	600	655
6.75%, 08/15/26 (b)	2,250	2,662
6.50%, 11/15/26 (b)	560	647
6.38%, 08/15/27 (b)	380	434
5.50%, 08/15/28 (b)	400	415
5.25%, 02/15/29 (b)	315	317
6.25%, 05/15/30 (b)	300	343
5.38%, 02/15/31 (b)	500	513
4.50%, 02/15/36 (b)	700	634
U.S. Treasury Note
3.25%, 08/15/08 (b)	800	785
4.13%, 08/15/08 (b)	510	505
4.88%, 08/31/08 (b)	400	399
3.13%, 09/15/08 (b)	750	734
4.63%, 09/30/08 (b)	600	597
4.88%, 10/31/08 (b)	2,810	2,806
3.38%, 11/15/08 (b)	980	959
4.38%, 11/15/08 (b)	4,450	4,413
4.75%, 11/15/08 (b)	890	887
4.63%, 11/30/08 (b)	250	249
4.75%, 12/31/08 (b)	670	668
3.25%, 01/15/09 (b)	710	693
4.88%, 01/31/09 (b)	900	899
4.50%, 02/15/09 (b)	1,000	993
2.63%, 03/15/09 (b)	1,160	1,117
3.25%, 04/15/09 (b)	740	718
4.88%, 05/15/09 (b)	750	750
5.50%, 05/15/09 (b)	760	768
4.00%, 06/15/09 (b)	1,420	1,397
3.63%, 07/15/09 (b)	230	224
3.50%, 08/15/09 (b)	260	253
6.00%, 08/15/09 (b)	360	368
3.38%, 10/15/09 (b)	610	590
3.50%, 11/15/09 (b)	290	281
4.63%, 11/15/09 (b)	620	616
3.50%, 02/15/10 (b)	850	821
4.75%, 02/15/10 (b)	1,000	996
6.50%, 02/15/10 (b)	670	696

4.00%, 04/15/10 (b)	20	21
3.63%, 06/15/10 (b)	210	203
3.88%, 07/15/10 (b)	520	505
4.13%, 08/15/10 (b)	890	870
4.25%, 10/15/10 (b)	390	383
4.25%, 01/15/11 (b)	660	646
5.00%, 02/15/11 (b)	870	874
4.50%, 02/28/11 (b)	1,862	1,837
4.88%, 04/30/11 (b)	740	739
5.13%, 06/30/11 (b)	790	796
4.88%, 07/31/11 (b)	2,190	2,187
5.00%, 08/15/11 (b)	1,100	1,105
4.63%, 10/31/11 (b)	1,000	988
4.63%, 12/31/11 (b)	100	100
4.75%, 01/31/12	1,200	1,191
4.88%, 02/15/12 (b)	505	504
4.63%, 02/29/12 (b)	930	918
4.50%, 04/30/12 (b)	155	152
4.38%, 08/15/12 (b)	295	288
4.00%, 11/15/12 (b)	600	575
3.88%, 02/15/13 (b)	640	608
4.25%, 08/15/13	800	772
4.25%, 11/15/13 (b)	540	520
4.00%, 02/15/14 (b)	650	615
4.75%, 05/15/14 (b)	340	336
4.25%, 08/15/14 (b)	1,255	1,200
4.25%, 11/15/14 (b)	670	639
4.00%, 02/15/15 (b)	470	440
4.13%, 05/15/15 (b)	600	565
4.25%, 08/15/15 (b)	220	209
4.50%, 11/15/15 (b)	270	260
4.88%, 08/15/16 (b)	650	642
4.63%, 11/15/16 (b)	450	436
4.63%, 02/15/17 (b)	600	581
		70,523
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 47.8%
Federal Home Loan Bank - 1.9%
Federal Home Loan Bank
4.90%, 07/24/08	50	49
5.13%, 08/08/08 (b)	200	200
4.63%, 11/21/08 (b)	1,000	992
5.30%, 01/16/09	200	200
3.00%, 04/15/09 (b)	1,200	1,155
5.00%, 09/18/09 (b)	1,000	997
5.30%, 01/22/10	100	99
5.75%, 05/15/12 (b)	1,125	1,148
4.50%, 11/15/12 (b)	200	193
4.75%, 12/16/16	300	284

5.50%, 07/15/36	200	197
		5,514
Federal Home Loan Mortgage Corp. - 16.5%
Federal Home Loan Mortgage Corp.
4.50%, 08/04/08	200	198
4.90%, 11/03/08	100	100
4.63%, 12/19/08 (b)	900	892
4.25%, 07/15/09 (b)	50	49
4.13%, 09/01/09	100	98
4.13%, 11/18/09 (b)	300	293
4.38%, 01/25/10	200	196
4.38%, 03/01/10	300	294
7.00%, 03/15/10	550	575
5.25%, 05/07/10 (b)	1,100	1,096
4.50%, 07/06/10	200	196
4.13%, 07/12/10 (b)	800	776
6.88%, 09/15/10 (b)	600	629
4.13%, 02/24/11	500	482
5.25%, 02/24/11 (b)	100	99
5.63%, 03/15/11 (b)	500	507
5.45%, 09/02/11	100	100
5.50%, 09/15/11 (b)	500	504
5.25%, 10/06/11 (b)	200	198
5.38%, 12/27/11	160	159
5.75%, 01/15/12 (b)	900	917
5.40%, 03/02/12	160	159
5.13%, 07/15/12	428	426
4.50%, 01/15/13 (b)	500	480
4.63%, 05/28/13 (b)	75	72
5.60%, 10/17/13	100	99
4.88%, 11/15/13 (b)	500	487
5.45%, 11/21/13	1,469	1,418
5.38%, 01/09/14	100	99
4.50%, 04/02/14	100	95
6.50%, 06/01/14	106	109
5.25%, 06/18/14	1,090	1,082
5.05%, 01/26/15	100	98
4.38%, 07/17/15 (b)	300	280
7.00%, 08/01/15	24	24
7.00%, 11/01/15	1	1
7.00%, 11/02/16	65	67
6.00%, 12/01/16	55	55
5.65%, 02/23/17	240	237
4.50%, 01/01/18	53	50
5.50%, 04/01/18	31	31
4.50%, 11/01/18	1,086	1,035
4.50%, 12/01/18	929	886
6.00%, 02/01/19	453	455
4.00%, 05/01/19	54	50

5.00%, 07/01/19	116	112
4.00%, 09/01/20	334	310
4.50%, 09/01/20	688	653
5.00%, 10/01/20	831	804
5.00%, 02/01/21	86	83
6.00%, 07/21/21	288	290
4.50%, 05/01/23	8	7
4.50%, 07/01/25	266	247
4.50%, 10/01/25	372	346
5.00%, 03/01/26	199	189
6.50%, 07/01/28	156	159
6.50%, 12/01/28	79	81
6.00%, 02/01/29	14	14
6.00%, 04/01/29	40	40
6.50%, 05/01/29	28	28
6.00%, 07/01/29	32	32
6.75%, 09/15/29	60	69
6.50%, 03/01/31	28	29
6.00%, 05/01/31	115	115
7.00%, 06/01/31	14	14
7.50%, 11/01/31	169	176
6.00%, 01/01/32	10	10
6.00%, 02/01/32	104	104
7.50%, 04/01/32	273	284
6.00%, 06/01/32	9	9
6.25%, 07/15/32 (b)	100	108
5.50%, 10/01/32	1,316	1,275
6.00%, 11/01/32	85	85
6.00%, 12/01/32	11	11
6.00%, 03/01/33	7	7
5.50%, 04/01/33	424	410
6.00%, 04/01/33	8	8
6.00%, 05/01/33	62	61
5.50%, 08/01/33	265	257
5.00%, 09/01/33	2,682	2,527
4.50%, 10/01/33	8	7
5.50%, 10/01/33, TBA (g)	1,222	1,184
6.00%, 10/01/33	47	47
5.50%, 11/01/33	573	555
5.50%, 12/01/33	422	409
5.50%, 03/01/34	259	251
5.00%, 05/01/34	749	705
6.00%, 07/01/34	324	322
6.50%, 12/01/34	579	587
5.50%, 05/01/35	354	342
6.50%, 06/01/35	8	8
6.50%, 07/01/35	18	19
4.82%, 09/01/35 (i)	214	212
5.00%, 11/01/35	2,414	2,269

5.50%, 11/01/35	903	873
4.42%, 12/01/35 (i)	1,305	1,240
4.50%, 12/01/35	363	331
5.50%, 12/01/35	2,777	2,684
6.00%, 12/01/35	2,806	2784
4.50%, 01/01/36	384	350
5.50%, 02/01/36	427	412
6.00%, 02/01/36	876	868
5.00%, 03/01/36	67	63
5.00%, 04/01/36	1,259	1,182
6.00%, 04/01/36	739	732
4.50%, 08/01/36	495	450
6.00%, 09/01/36	300	297
6.50%, 09/01/36	515	521
5.50%, 12/01/36	163	163
5.91%, 01/01/37 (i)	187	188
6.05%, 01/01/37 (i)	701	704
5.50%, 02/01/37	492	475
5.63%, 02/01/37 (i)	430	424
6.00%, 02/01/37	966	957
6.50%, 03/01/37	1,000	1,011
		48,733
Federal National Mortgage Association - 26.2%
Federal National Mortgage Association
3.88%, 07/15/08 (b)	550	542
3.25%, 08/15/08 (b)	450	440
5.25%, 11/20/08	200	200
5.25%, 01/15/09 (b)	500	500
5.00%, 01/23/09	150	149
5.25%, 01/29/09	500	499
3.25%, 02/15/09 (b)	350	339
4.25%, 05/15/09	150	148
6.63%, 09/15/09 (b)	520	535
5.25%, 12/28/09	100	100
5.20%, 04/16/10	600	598
4.13%, 05/15/10 (b)	845	821
6.00%, 05/15/11 (b)	700	718
5.63%, 05/19/11	500	502
5.50%, 01/23/12	200	200
5.40%, 04/02/12	160	159
6.13%, 07/17/13	100	100
5.50%, 01/01/14	55	55
5.50%, 03/26/14	100	99
4.63%, 10/15/14 (b)	550	525
4.38%, 10/15/15 (b)	390	365
6.50%, 02/01/16	11	12
5.00%, 03/15/16 (b)	400	388
5.50%, 04/01/16	17	17
6.07%, 05/12/16 (b)	100	100

6.00%, 06/01/16	100	101
6.00%, 08/22/16	240	240
6.50%, 09/01/16	18	19
6.00%, 10/01/16	145	146
6.50%, 10/01/16	31	31
6.50%, 12/01/16	1	1
4.88%, 12/15/16 (b)	500	478
5.50%, 01/01/17	566	560
5.63%, 01/24/17	100	99
5.00%, 02/13/17 (b)	1,230	1,190
5.75%, 02/13/17	100	99
5.50%, 03/01/17	35	34
5.50%, 09/01/17	558	552
5.00%, 10/01/17	48	47
5.50%, 11/01/17	61	60
5.00%, 01/01/18	250	243
5.50%, 01/01/18	90	89
5.00%, 02/01/18	2,097	2,034
5.50%, 02/01/18	204	202
4.50%, 03/01/18	691	658
5.00%, 03/01/18	88	85
5.00%, 05/01/18	31	30
5.00%, 06/01/18	59	57
4.00%, 07/01/18	418	389
5.00%, 07/01/18	215	208
4.00%, 08/01/18	294	274
5.00%, 08/01/18	45	44
4.00%, 10/01/18	118	110
4.50%, 11/01/18	1,094	1,040
5.00%, 11/01/18	1,142	1,108
5.50%, 12/01/18	170	168
5.50%, 03/01/19	36	36
5.50%, 10/01/19	107	105
5.50%, 04/01/20, TBA (g)	518	511
5.50%, 05/01/20	362	357
4.50%, 07/01/20	759	722
5.50%, 07/01/20, TBA (g)	995	981
5.00%, 11/01/20	327	316
6.00%, 12/01/20	287	288
4.50%, 03/01/21	177	168
5.70%, 10/05/21 (b)	100	98
4.50%, 02/01/22	495	469
5.00%, 03/01/22	592	572
6.00%, 06/01/22	2,000	2,009
5.50%, 07/01/23	35	34
5.50%, 12/01/23	229	224
4.50%, 06/01/24	76	70
5.00%, 05/01/26	990	941
5.50%, 05/01/26	1,186	1,155

6.00%, 09/01/26	271	270
5.00%, 12/01/26	486	462
6.25%, 05/15/29 (b)	225	243
7.25%, 05/15/30 (b)	540	652
7.00%, 09/01/30	10	10
6.63%, 11/15/30 (b)	150	169
7.00%, 02/01/31	89	92
6.00%, 04/01/31	61	60
6.00%, 11/01/31	4	4
5.50%, 01/01/32	259	251
6.00%, 06/01/32	44	44
6.50%, 07/01/32	83	84
7.00%, 07/01/32	24	25
6.00%, 02/01/33	224	223
5.50%, 05/01/33	2,170	2,102
5.50%, 06/01/33	2,030	1,967
5.50%, 10/01/33	2,030	1,967
4.50%, 11/01/33	872	796
5.00%, 11/01/33	1,711	1,611
5.50%, 11/01/33	419	406
6.00%, 11/01/33	38	38
6.00%, 12/01/33	1,689	1,679
5.50%, 01/01/34	176	170
5.00%, 02/01/34	2,661	2,507
5.00%, 04/01/34	513	482
5.00%, 06/01/34	219	206
5.50%, 07/01/34	1,099	1,064
6.50%, 07/01/34	583	592
4.43%, 08/01/34 (i)	236	233
6.00%, 08/01/34	663	658
5.50%, 12/01/34	1,138	1,102
5.50%, 02/01/35	1,096	1,061
4.50%, 04/01/35	199	181
5.00%, 04/01/35	327	308
6.50%, 04/01/35	299	302
4.67%, 05/01/35 (i)	139	137
4.76%, 05/01/35 (i)	485	477
5.50%, 08/01/35	212	205
4.50%, 10/01/35	86	78
4.86%, 10/01/35 (i)	437	434
5.00%, 11/01/35	3,181	2,988
5.50%, 12/01/35	885	855
7.00%, 12/01/35	9	10
7.00%, 02/01/36	293	301
5.50%, 03/01/36	940	907
6.00%, 06/01/36	891	882
5.59%, 07/01/36 (i)	482	479
6.50%, 08/01/36	763	770
7.00%, 09/01/36	399	410

6.00%, 10/01/36	949	939
5.00%, 11/01/36	496	466
5.50%, 11/01/36	389	376
5.42%, 12/01/36 (i)	866	866
6.00%, 12/01/36	1,231	1,219
6.50%, 12/01/36	497	502
6.50%, 01/01/37	950	959
5.46%, 02/01/37 (i)	105	104
5.50%, 02/01/37	987	952
5.64%, 02/01/37 (i)	1,130	1,127
5.73%, 02/01/37 (i)	698	694
6.00%, 02/01/37	975	965
6.50%, 02/01/37	296	300
5.50%, 03/01/37	1,982	1,912
5.92%, 03/01/37 (i)	567	567
7.00%, 03/01/37	485	499
5.00%, 04/01/37	598	561
5.71%, 04/01/37 (i)	250	250
5.86%, 04/01/37 (i)	2,150	2,155
6.00%, 04/01/37	1,998	1,976
6.00%, 06/01/37	1,500	1,485
		77,391
Government National Mortgage Association - 3.2%
Government National Mortgage Association
8.00%, 04/15/30	30	31
8.50%, 06/15/30	16	17
8.50%, 12/15/30	-	-
6.50%, 01/15/32	155	158
6.00%, 10/15/32	118	118
6.00%, 01/15/33	164	163
5.00%, 03/15/33	13	12
5.00%, 05/15/33	42	39
5.00%, 06/15/33	14	13
5.50%, 07/15/33	731	710
5.50%, 08/15/33	481	464
5.50%, 09/15/33	85	84
5.00%, 11/15/33	15	15
6.50%, 12/15/33	240	244
6.00%, 07/15/34	85	86
6.00%, 08/15/34	492	490
5.00%, 01/15/35	828	784
5.00%, 03/15/35	258	244
5.50%, 04/15/35	397	385
6.00%, 05/15/35	195	194
5.00%, 11/15/35	637	615
5.50%, 12/15/35	447	435
5.50%, 03/15/36	267	260
5.50%, 03/15/36	175	178
6.00%, 05/15/36	563	560
5.50%, 06/15/36	826	826
7.00%, 11/15/36	406	419
6.00%, 04/15/37	793	788
5.50%, 05/15/37	1,000	971
		9,303

Total Government and Agency Obligations (cost $219,458)		215,905

SHORT TERM INVESTMENTS - 32.7%
Mutual Funds - 0.8%
JNL Money Market Fund, 5.18% (a) (h)	2,435	2,435

Securities Lending Collateral - 31.9%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	93,973	93,973

Total Short Term Investments (cost $96,408)		96,408

Total Investments - 131.3% (cost $392,915)		387,168

Other Assets and Liabilities, Net - (31.3%)		(92,394)

Total Net Assets - 100%		$294,774

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 10.3%
Best Buy Co. Inc.	2	$89
Carnival Corp. (b)	10	478
Circuit City Stores Inc. (b)	26	388
Clear Channel Communications Inc.	3	110
Coach Inc. (c)	5	251
Comcast Corp. - Class A (b) (c)	8	212
Dillard’s Inc. - Class A (b)	1	19
EW Scripps Co.	5	233
Ford Motor Co. (b)	10	93
General Motors Corp.	3	113
Genuine Parts Co.	11	536
Goodyear Tire & Rubber Co. (b) (c)	1	38
H&R Block Inc. (b)	2	42
Harman International Industries Inc.	1	58
Harrah’s Entertainment Inc.	1	94
Home Depot Inc.	3	115
J.C. Penney Co. Inc.	8	557
Macy’s Inc.	2	95
McDonald’s Corp.	4	198
Meredith Corp.	7	444
Newell Rubbermaid Inc.	7	194
News Corp. Inc. - Class A	39	821
Nike Inc. - Class B	4	222
Office Depot Inc. (c)	2	48
OfficeMax Inc.	9	362
Sherwin-Williams Co.	-	27
Snap-On Inc.	9	439
Staples Inc.	4	90
Starbucks Corp. (c)	18	475
Starwood Hotels & Resorts Worldwide Inc.	5	322
Target Corp.	13	852
Time Warner Inc.	43	901
Tribune Co.	-	13
Walt Disney Co.	28	944
Whirlpool Corp.	1	56
Wyndham Worldwide Corp. (c)	1	40
		9,969
CONSUMER STAPLES - 9.8%
Altria Group Inc.	15	1,035
Anheuser-Busch Cos. Inc.	5	240
Archer-Daniels-Midland Co.	4	142
Brown-Forman Corp. - Class B	2	143
Coca-Cola Co.	16	840
ConAgra Foods Inc.	23	607
CVS Corp.	9	339
Dean Foods Co.	7	233
Kellogg Co.	5	254
McCormick & Co. Inc.	6	214

Pepsi Bottling Group Inc.	2	71
PepsiCo Inc.	18	1,147
Procter & Gamble Co.	30	1,839
Reynolds American Inc. (b)	1	59
SYSCO Corp. (b)	4	119
UST Inc. (b)	1	47
Walgreen Co.	18	792
Wal-Mart Stores Inc.	19	918
Whole Foods Market Inc. (b)	10	387
		9,426
ENERGY - 9.6%
Baker Hughes Inc.	3	252
Chesapeake Energy Corp. (b)	3	100
Chevron Corp.	9	782
ConocoPhillips	12	920
Devon Energy Corp.	3	196
El Paso Corp.	3	53
EOG Resources Inc. (b)	2	117
Exxon Mobil Corp.	35	2,895
Halliburton Co.	20	681
National Oilwell Varco Inc. (c)	3	292
Noble Corp.	1	78
Occidental Petroleum Corp. (b)	5	260
Schlumberger Ltd.	14	1,223
Smith International Inc. (b)	4	252
Spectra Energy Corp.	3	67
Transocean Inc. (c)	2	244
Valero Energy Corp. (b)	4	266
Weatherford International Ltd. (c)	2	94
Williams Cos. Inc.	3	89
XTO Energy Inc.	7	421
		9,282
FINANCIALS - 20.4%
AFLAC Inc. (b)	12	638
American Express Co.	2	138
American International Group Inc.	25	1,742
Apartment Investment & Management Co.	-	20
Archstone-Smith Trust	1	65
AvalonBay Communities Inc.	1	59
Bank of America Corp.	41	2,001
BB&T Corp.	7	301
Bear Stearns Cos. Inc. (b)	2	336
Boston Properties Inc.	1	51
CIT Group Inc.	10	543
Citigroup Inc.	26	1,320
Comerica Inc.	5	291
Compass Bancshares Inc.	3	214
Equity Residential	2	68
Fannie Mae	7	431

Freddie Mac	1	42
Genworth Financial Inc. - Class A	16	564
Goldman Sachs Group Inc.	1	180
Janus Capital Group Inc. (b)	15	412
JPMorgan Chase & Co.	24	1,173
KeyCorp	12	398
Kimco Realty Corp.	1	42
Lehman Brothers Holdings Inc.	10	738
Loews Corp.	3	139
M&T Bank Corp.	2	171
Merrill Lynch & Co. Inc.	11	951
MetLife Inc.	5	348
MGIC Investment Corp. (b)	8	444
Moody’s Corp. (b)	8	485
Morgan Stanley	7	600
Plum Creek Timber Co. Inc.	1	41
PNC Financial Services Group Inc.	9	623
Prologis	1	74
Prudential Financial Inc.	7	706
Public Storage Inc.	-	31
Regions Financial Corp. (b)	19	626
Safeco Corp.	1	50
Simon Property Group Inc.	1	112
SLM Corp.	11	622
Synovus Financial Corp.	4	114
Vornado Realty Trust	1	66
Wachovia Corp.	5	242
Washington Mutual Inc. (b)	17	725
Wells Fargo & Co.	21	746
		19,683
HEALTH CARE - 11.7%
Abbott Laboratories	1	50
Aetna Inc.	13	627
Amgen Inc. (c)	8	452
Baxter International Inc.	13	721
Becton Dickinson & Co.	3	201
Biogen Idec Inc. (b) (c)	2	96
Biomet Inc.	2	69
Bristol-Myers Squibb Co.	29	915
Celgene Corp. (c)	2	92
Genzyme Corp. (c)	2	111
Gilead Sciences Inc. (c)	5	194
Hospira Inc. (c)	1	43
Humana Inc. (c)	9	530
Johnson & Johnson	13	805
Medtronic Inc.	17	884
Merck & Co. Inc.	15	762
Mylan Laboratories Inc.	20	355
Pfizer Inc.	50	1,271

Quest Diagnostics Inc. (b)	1	62
Schering-Plough Corp.	28	837
Tenet Healthcare Corp. (b) (c)	2	14
UnitedHealth Group Inc.	15	777
Watson Pharmaceuticals Inc. (c)	12	384
WellPoint Inc. (c)	6	482
Wyeth	9	516
		11,250
INDUSTRIALS - 10.0%
Allied Waste Industries Inc. (c)	2	20
Avery Dennison Corp.	1	33
Boeing Co.	11	1,019
Burlington Northern Santa Fe Corp.	2	170
Caterpillar Inc.	6	470
CH Robinson Worldwide Inc.	1	68
Cintas Corp.	1	27
Cooper Industries Ltd. - Class A	10	582
CSX Corp.	3	117
Dover Corp.	7	348
Equifax Inc.	1	27
FedEx Corp.	1	129
Fluor Corp.	2	267
General Electric Corp.	73	2,788
Goodrich Corp.	1	48
Lockheed Martin Corp.	6	541
Norfolk Southern Corp.	2	126
Parker Hannifin Corp.	-	19
Pitney Bowes Inc.	1	56
Precision Castparts Corp.	1	158
Raytheon Co.	4	191
Rockwell Collins Inc.	3	205
RR Donnelley & Sons Co.	1	51
Southwest Airlines Co. (b)	5	79
Union Pacific Corp.	1	170
United Parcel Service Inc. - Class B	9	626
United Technologies Corp.	14	986
Waste Management Inc.	3	117
WW Grainger Inc.	2	214
		9,652
INFORMATION TECHNOLOGY - 16.5%
Affiliated Computer Services Inc. - Class A (c)	1	34
Apple Computer Inc. (c)	8	1,004
Applied Materials Inc.	18	352
Autodesk Inc. (c)	13	593
Automatic Data Processing Inc.	10	504
Avaya Inc. (c)	3	51
BMC Software Inc. (c)	15	467
Ciena Corp. (b) (c)	-	11
Cisco Systems Inc. (c)	40	1,110

Cognizant Technology Solutions Corp. (c)	3	233
Computer Sciences Corp. (c)	1	71
Comverse Technology Inc. (b) (c)	12	243
Corning Inc. (c)	18	467
Electronic Data Systems Corp.	2	53
First Data Corp.	5	163
Google Inc. - Class A (c)	2	1,282
Hewlett-Packard Co.	27	1,193
Intel Corp.	21	497
International Business Machines Corp. (b)	15	1,548
KLA-Tencor Corp.	9	495
LSI Logic Corp. (b) (c)	3	20
MEMC Electronic Materials Inc. (c)	2	98
Microsoft Corp.	74	2,174
Network Appliance Inc. (c)	8	219
Novellus Systems Inc. (c)	15	417
Oracle Corp. (c)	33	648
Paychex Inc. (b)	3	98
QLogic Corp. (b) (c)	10	168
QUALCOMM Inc.	21	907
Sun Microsystems Inc. (c)	81	425
Teradyne Inc. (b) (c)	20	357
Texas Instruments Inc.	-	15
		15,917
MATERIALS - 3.7%
Air Products & Chemicals Inc. (b)	6	442
Alcoa Inc.	5	212
Allegheny Technologies Inc.	1	52
Ashland Inc.	-	19
Ball Corp.	1	32
Ecolab Inc.	6	256
EI Du Pont de Nemours & Co.	7	370
Freeport-McMoRan Copper & Gold Inc. (b)	2	133
International Flavors & Fragrances Inc.	-	21
International Paper Co.	3	105
MeadWestvaco Corp.	1	35
Monsanto Co.	5	304
Newmont Mining Corp. (b)	1	29
Nucor Corp.	2	94
Praxair Inc.	9	641
Rohm & Haas Co.	6	339
Sealed Air Corp.	15	453
Temple-Inland Inc.	1	35
United States Steel Corp.	-	44
		3,616
TELECOMMUNICATION SERVICES - 3.7%
Alltel Corp.	2	149
AT&T Inc.	55	2,264
Citizens Communications Co. (b)	2	25

Qwest Communications International Inc. (b) (c)	55	530
Verizon Communications Inc.	15	616
		3,584
UTILITIES - 2.2%
Allegheny Energy Inc. (c)	7	367
Ameren Corp. (b)	2	118
CenterPoint Energy Inc. (b)	1	23
CMS Energy Corp.	1	22
Constellation Energy Group Inc.	4	314
Dominion Resources Inc.	3	250
Duke Energy Corp.	5	83
Dynegy Inc. (c)	1	7
Edison International Inc.	2	95
Entergy Corp.	2	225
Exelon Corp.	3	203
KeySpan Corp.	1	38
PG&E Corp.	2	82
Progress Energy Inc.	2	78
Southern Co. (b)	1	25
TXU Corp.	3	209
		2,139

Total Common Stocks (cost $82,296)		94,518

SHORT TERM INVESTMENTS - 12.3%
Mutual Funds - 2.0%
JNL Money Market Fund, 5.18% (a) (h)	1,958	1,958

Securities Lending Collateral - 10.2%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	9,843	9,843

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.61%, 09/20/07 (m)	$130	129

Total Short Term Investments (cost $11,930)		11,930

Total Investments - 110.2% (cost $94,226)		106,448

Other Assets and Liabilities, Net - (10.2%)		(9,853)

Total Net Assets - 100%		$96,595

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 11.4%
ABC Learning Centres Ltd. (b)	15	$87
Accor SA (b)	8	708
Adidas AG	9	548

Aegis Group Plc	36	100
AGFA-Gevaert NV	6	162
Aisin Seiki Co. Ltd.	8	305
Amer Sports Oyj (b)	3	73
Antena 3 de Television SA (b) (c)	3	67
Aoyama Trading Co. Ltd.	2	71
APN News & Media Ltd. (b)	12	60
Aristocrat Leisure Ltd. (b)	16	189
Arnoldo Mondadori Editore SpA (b)	4	39
Asatsu-DK Inc. (b)	1	37
Asics Corp.	6	74
Autobacs Seven Co. Ltd.	1	26
Autogrill SpA	5	103
Bang & Olufsen A/S (b)	-	40
Barratt Developments Plc	13	258
Belle International Holdings Ltd. (c)	41	45
Bellway Plc	5	135
Benesse Corp.	4	104
Berkeley Group Holdings Plc (c)	4	139
BetandWin.com Interactive Entertainment AG (c)	1	25
Billabong International Ltd. (b)	7	102
Bovis Homes Group Plc	5	89
Bridgestone Corp. (b)	25	538
British Sky Broadcasting Plc (b)	48	620
Bulgari SpA	5	84
Burberry Group Plc	17	240
Canon Marketing Japan Inc. (b)	3	61
Carnival Plc	7	338
Carphone Warehouse Group Plc (b)	18	122
Casio Computer Co. Ltd. (b)	11	164
Compagnie Financiere Richemont AG	22	1,322
Compagnie Generale des Etablissements Michelin (b)	6	831
Compass Group Plc	86	598
Continental AG	6	786
Daily Mail & General Trust	13	195
Daimaru Inc. (b)	8	96
DaimlerChrysler AG	39	3,656
Daito Trust Construction Co. Ltd.	3	148
Daiwa House Industry Co. Ltd.	23	329
Denso Corp.	21	803
Dentsu Inc.	-	249
D’ieteren SA	-	65
Douglas Holding AG	2	109
DSG International Plc	79	252
EDION Corp.	3	36
Electrolux AB - Class B (b)	11	258
Emap Plc	10	170
EMI Group Plc	30	162
Eniro AB	7	92

Enterprise Inns Plc	23	323
Esprit Holdings Ltd.	44	561
Fast Retailing Co. Ltd.	2	150
Fiat SpA	31	911
First Choice Holidays Plc	19	119
Fisher & Paykel Appliances Holdings Ltd.	7	20
Folli - Follie SA	-	14
Fuji Photo Film Co. Ltd.	21	940
Fuji Television Network Inc.	-	32
Galiform Plc (c)	23	63
George Wimpey Plc	16	158
Gestevision Telecinco SA	5	137
Giordano International Ltd.	44	22
GKN Plc	32	257
Gunze Ltd.	6	35
Hakuhodo DY Holdings Inc.	1	56
Hankyu Department Stores Inc.	5	53
Harvey Norman Holdings Ltd. (b)	25	112
Haseko Corp. (c)	40	117
Hennes & Mauritz AB - Class B (b)	20	1,188
Hermes International (b)	3	345
Hikari Tsushin Inc. (b)	1	42
Home Retail Group	36	333
Honda Motor Co. Ltd. (b)	65	2,390
Husqvarna AB - Class B	11	164
Inchcape Plc	18	186
Independent News & Media Plc	22	109
Inditex SA (b)	9	534
InterContinental Hotels Group Plc (b)	12	305
Isetan Co. Ltd. (b)	7	122
ITV Plc	180	413
Jardine Cycle & Carriage Ltd.	6	60
John Fairfax Holdings Ltd. (b)	54	215
KarstadtQuelle AG (b) (c)	3	93
Kesa Electrical Plc	20	125
Kingfisher Plc (b)	98	444
Koninklijke Philips Electronics NV	48	2,060
Kuoni Reisen Holding AG	-	71
Ladbrokes Plc	27	236
Lagardere SCA (b)	5	429
Li & Fung Ltd.	96	345
Lottomatica SpA	3	101
Luxottica Group SpA (b)	5	204
LVMH Moet Hennessy Louis Vuitton SA (b)	10	1,195
M6-Metropole Television SA (b)	3	99
Macquarie Communications Infrastructure Group (b)	18	95
Makita Corp.	5	209
Marks & Spencer Group Plc	73	919
Marui Co. Ltd.	14	181

Matsushita Electric Industrial Co. Ltd.	82	1,631
Mediaset SpA (b)	33	343
Mitchells & Butlers Plc	20	355
Mitsukoshi Ltd. (b)	21	105
Modern Times Group AB - Class B	2	160
Namco Bandai Holdings Inc. (b)	10	153
Next Plc	10	392
NGK Spark Plug Co. Ltd.	8	139
NHK Spring Co. Ltd.	6	58
Nikon Corp.	13	363
Nissan Motor Co. Ltd.	95	1,024
Nisshinbo Industries Inc.	6	84
Nitori Co. Ltd. (b)	1	72
Nobia AB (b)	6	71
NOK Corp.	6	120
Nokian Renkaat Oyj	5	169
Onward Kashiyama Co. Ltd.	6	77
OPAP SA	9	332
Oriental Land Co. Ltd. (b)	2	94
Pacific Brands Ltd. (b)	22	65
Paddy Power Plc	2	68
PagesJaunes Groupe SA	4	94
PartyGaming Plc (c)	33	20
Pearson Plc	33	564
Persimmon Plc	13	297
Peugeot SA (b)	6	498
Pioneer Corp. (b)	8	108
PPR SA	3	584
Premiere AG (c)	3	81
Promotora de Informaciones SA (b)	3	76
ProSiebenSat.1 Media AG (b)	3	121
PT Multimedia Servicos de Telecomunicacoes e Multimedia
SGPS SA (b)	4	67
Publicis Groupe (b)	6	256
Publishing & Broadcasting Ltd. (b)	17	289
Puma AG Rudolf Dassler Sport	1	236
Punch Taverns Plc	10	259
Rakuten Inc. (b)	-	91
Rank Group Plc (b)	14	54
Reed Elsevier NV	29	562
Reed Elsevier Plc	53	692
Renault SA (b)	8	1,279
Reuters Group Plc (b)	55	679
Rieter Holding AG	-	92
Rinnai Corp. (b)	2	50
Round One Corp.	-	25
Ryohin Keikaku Co. Ltd. (b)	1	62
Sankyo Co. Ltd.	3	114
Sanoma-WSOY Oyj (b)	4	129

Sanyo Electric Co. Ltd. (b) (c)	55	90
Schibsted ASA	2	95
Seat Pagine Gialle SpA	153	92
Securitas Direct AB - Class B (b) (c)	11	30
Sega Sammy Holdings Inc.	8	132
Sekisui Chemical Co. Ltd.	21	163
Sekisui House Ltd.	23	307
Shangri-La Asia Ltd.	52	126
Sharp Corp.	42	798
Shimachu Co. Ltd.	1	38
Shimamura Co. Ltd.	1	86
Shimano Inc. (b)	3	117
Signet Group Plc	68	143
Singapore Press Holdings Ltd.	61	186
Sky City Entertainment Group Ltd. (b)	22	88
Sky Network Television Ltd.	10	43
Societe Television Francaise 1 (b)	5	166
Sodexho Alliance SA (b)	4	297
Sogecable SA (b) (c)	2	63
Sony Corp.	42	2,159
Stanley Electric Co. Ltd.	6	122
Sumitomo Rubber Industries Inc. (b)	7	85
Swatch Group AG	2	115
Swatch Group AG - Class B	1	400
Tabcorp Holdings Ltd.	22	317
Takashimaya Co. Ltd. (b)	13	164
Tattersall’s Ltd.	44	175
Taylor Woodrow Plc	25	182
Techtronic Industries Co.	40	53
Television Broadcasts Ltd.	12	84
Thomas Cook Group Plc (c)	12	76
Thomson (b)	10	195
Toho Co. Ltd.	5	92
Tokai Rika Co. Ltd.	2	57
Tokyo Broadcasting System Inc.	2	64
Toyobo Co. Ltd. (b)	22	63
Toyoda Gosei Co. Ltd.	3	79
Toyota Boshoku Corp.	3	88
Toyota Industries Corp.	8	372
Toyota Motor Corp.	114	7,241
Trinity Mirror Plc	13	141
TUI AG (b) (c)	9	239
USS Co. Ltd.	1	59
Valeo SA (b)	3	165
Vivendi Universal SA	48	2,093
Volkswagen AG	7	1,168
Volvo AB - Class A	19	389
Volvo AB - Class B (b)	47	935
Wacoal Holdings Corp. (b)	3	37

Whitbread Plc	8	276
William Hill Plc	14	171
Wolters Kluwer NV	12	370
WPP Group Plc	48	728
Yamada Denki Co. Ltd.	3	356
Yamaha Corp.	7	146
Yamaha Motor Co. Ltd. (b)	8	238
Yell Group Plc	35	324
Yue Yuen Industrial Holdings Ltd.	29	88
		69,622
CONSUMER STAPLES - 7.7%
Aderans Co. Ltd. (b)	1	24
AEON Co. Ltd.	27	495
Ajinomoto Co. Inc.	27	312
Alliance Boots Plc	34	775
Altadis SA (b)	11	729
Asahi Breweries Ltd. (b)	17	262
Axfood AB	1	47
Beiersdorf AG	4	260
British American Tobacco Plc	65	2,212
C&C Group Plc	14	190
Cadbury Schweppes Plc	90	1,225
Carlsberg A/S	2	193
Carrefour SA (b)	25	1,775
Casino Guichard Perrachon SA (b)	2	191
Circle K Sunkus Co. Ltd. (b)	1	24
Coca Cola Hellenic Bottling Co. SA	4	203
Coca-Cola Amatil Ltd.	22	175
Coca-Cola West Japan Co. Ltd. (b)	2	51
Coles Myer Ltd. (b)	48	660
Colruyt SA	1	150
Danisco A/S (b)	2	141
Delhaize Group	3	332
Diageo Plc	114	2,373
East Asiatic Co. Ltd. (b)	1	30
Ebro Puleva SA (b)	3	70
FamilyMart Co. Ltd.	2	63
Foster’s Group Ltd.	87	472
Futuris Corp. Ltd. (b)	25	59
Goodman Fielder Ltd.	51	106
Greencore Group Plc	8	58
Groupe Danone (b)	19	1,534
Heineken NV	10	614
Henkel KGaA	8	408
House Foods Corp. (b)	2	32
Iaws Group Plc	7	138
Imperial Tobacco Group Plc	28	1,319
InBev NV	8	621
Ito En Ltd. (b)	2	69

J Sainsbury Plc	67	785
Japan Tobacco Inc.	-	953
Jeronimo Martins SGPS SA	6	37
Kao Corp.	23	596
Kerry Group Plc	7	188
Kesko Oyj	3	180
Kikkoman Corp. (b)	6	89
Kirin Brewery Co. Ltd. (b)	33	494
Koninklijke Ahold NV (c)	68	856
Kose Corp. (b)	1	42
Lawson Inc.	2	76
Lion Nathan Ltd. (b)	12	91
L’Oreal SA (b)	11	1,317
Matsumotokiyoshi Co. Ltd. (b)	1	23
Meiji Dairies Corp.	10	64
Meiji Seika Kaisha Ltd.	12	55
Metro AG	7	575
Nestle SA	17	6,489
Nichirei Corp.	11	57
Nippon Meat Packers Inc.	7	85
Nisshin Seifun Group Inc.	7	68
Nissin Food Products Co. Ltd. (b)	4	138
Olam International Ltd.	34	68
Oriflame Cosmetics SA	2	75
PAN Fish ASA (b) (c)	104	113
Parmalat SpA	70	298
Pernod-Ricard SA (b)	4	848
QP Corp.	5	43
Reckitt Benckiser Plc	26	1,403
Royal Numico NV (b)	7	373
SABMiller Plc	38	965
Sapporo Holdings Ltd. (b)	13	83
Scottish & Newcastle Plc	33	424
Seven & I Holdings Co. Ltd.	35	994
Shiseido Co. Ltd.	16	342
Suedzucker AG (b)	2	54
Swedish Match AB (b)	13	250
Takara Holdings Inc.	8	53
Tate & Lyle Plc	19	220
Tesco Plc	338	2,840
Toyo Suisan Kaisha Ltd.	3	54
Uni-Charm Corp.	2	85
Unilever NV	72	2,245
Unilever Plc	56	1,813
UNY Co. Ltd.	8	95
Want Want Holdings Ltd.	26	60
Woolworths Ltd.	51	1,161
Yakult Honsha Co. Ltd. (b)	5	124
Yamazaki Baking Co. Ltd. (b)	3	26

		46,759
ENERGY - 7.4%
Acergy SA (b)	7	168
BG Group Plc	143	2,357
BP Plc	821	9,946
British Energy Group Plc	45	491
Caltex Australia Ltd.	5	103
D/S Torm A/S	2	72
DET Norske Oljeselskap (c)	26	55
ENI SpA (b)	111	4,028
Euronav NV	2	57
Frontline Ltd. (b)	2	90
Fugro NV	2	154
Hellenic Petroleum SA	5	85
Idemitsu Kosan Co. Ltd.	1	114
Inpex Holdings Inc.	-	327
Japan Petroleum Exploration Co. (b)	1	64
Lundin Petroleum AB (b) (c)	8	83
Motor Oil Hellas Corinth Refineries SA	2	46
Neste Oil Oyj	5	194
Nippon Mining Holdings Inc.	40	379
Nippon Oil Corp.	51	475
Norsk Hydro ASA	30	1,155
Ocean RIG ASA (b) (c)	7	54
OMV AG	7	473
Origin Energy Ltd. (b)	38	322
Paladin Resources Ltd. (b) (c)	25	173
Petroleum Geo-Services ASA (c)	7	185
ProSafe ASA	10	154
Repsol YPF SA (b)	34	1,357
Royal Dutch Shell Plc - Class A	156	6,384
Royal Dutch Shell Plc - Class B	117	4,903
Santos Ltd.	23	275
SBM Offshore NV	5	208
SeaDrill Ltd. (c)	10	222
Showa Shell Sekiyu KK (b)	7	83
Singapore Petroleum Co. Ltd. (b)	3	10
Statoil ASA (b)	27	833
Technip SA (b)	4	364
TGS Nopec Geophysical Co. ASA (c)	5	110
TonenGeneral Sekiyu KK (b)	14	137
Total SA (b)	91	7,454
Woodside Petroleum Ltd.	20	768
WorleyParsons Ltd. (b)	7	196
		45,108
FINANCIALS – 28.0%
3i Group Plc (b)	19	436
77 Bank Ltd.	12	78
ABN AMRO Holding NV	77	3,554

Acom Co. Ltd. (b)	3	99
Aegon NV	62	1,219
AEON Credit Service Co. Ltd.	3	43
AEON Mall Co. Ltd.	3	87
Aiful Corp. (b)	3	90
Alleanza Assicurazioni SpA (b)	20	261
Allgreen Properties Ltd. (b)	17	23
Allianz AG	19	4,526
Allied Irish Banks Plc	38	1,032
Alpha Bank AE	16	506
AMP Ltd.	78	668
Invesco Plc	35	455
Ascendas Real Estate Investment Trust	29	56
Assicurazioni Generali SpA (b)	44	1,782
Australia & New Zealand Banking Group Ltd.	77	1,897
Australian Stock Exchange Ltd.	7	297
Aviva Plc	110	1,644
AXA Asia Pacific Holdings Ltd. (b)	37	233
AXA SA (b)	67	2,888
Babcock & Brown Ltd.	10	264
Banca Intesa San Paolo - RNC	39	273
Banca Intesa San Paolo SpA	328	2,454
Banca Monte dei Paschi di Siena SpA (b)	48	324
Banca Popolare di Milano SCRL (b)	17	264
Banca Popolare di Verona e Novara SCRL (b)	24	696
Banche Popolari Unite Scpa (b)	25	638
Banco Bilbao Vizcaya Argentaria SA	151	3,719
Banco BPI SA	11	96
Banco Comercial Portugues SA	93	523
Banco Espirito Santo SA	10	224
Banco Popular Espanol SA (b)	35	655
Banco Santander Central Hispano SA	266	4,921
Bank of East Asia Ltd.	60	340
Bank of Ireland	42	855
Bank of Kyoto Ltd.	12	144
Bank of Yokohama Ltd.	52	365
Barclays Plc	278	3,884
BNP Paribas (b)	36	4,266
BOC Hong Kong Holdings Ltd.	159	378
British Land Co. Plc	21	577
Brixton Plc	10	91
CapitaCommercial Trust (b)	43	82
CapitaLand Ltd.	67	355
Capitalia SpA (b)	72	714
CapitaMall Trust	36	99
Castellum AB (b)	5	65
Cattles Plc	17	135
Centro Properties Group (b)	37	265
CFS Retail Property Trust (b)	52	94

Challenger Financial Services Group Ltd. (b)	18	88
Cheung Kong Holdings Ltd.	64	838
China Bank Ltd.	33	293
City Developments Ltd. (b)	20	226
Close Brothers Group Plc	6	96
CNP Assurances (b)	2	242
Codan A/S (b)	-	50
Cofinimmo SA	-	54
Commerzbank AG	26	1,263
Commonwealth Bank of Australia	54	2,534
Commonwealth Property Office Fund	58	82
Corio NV	2	138
Credit Agricole SA (b)	28	1,134
Credit Saison Co. Ltd.	6	164
Credit Suisse Group	46	3,299
D. Carnegie & Co. AB (b)	4	72
Daiwa Securities Group Inc.	57	608
Danske Bank A/S	20	823
DB RREEF Trust (b)	106	177
DBS Group Holdings Ltd.	47	700
Depfa Bank Plc	15	262
Deutsche Bank AG	22	3,223
Deutsche Boerse AG	9	991
Deutsche Postbank AG	3	286
Dexia SA	23	713
Diamond Lease Co. Ltd.	2	96
DnB NOR ASA	32	414
EFG Eurobank Ergasias SA	12	377
Erste Bank der Oesterreichischen Sparkassen AG(b)	8	617
Fabege AB	6	62
Fondiaria-Sai SpA (b)	3	147
Fortis (b)	53	2,249
Friends Provident Plc	84	302
Fukuoka Financial Group Inc (c)	28	185
Gecina SA (b)	-	80
GPT Group	84	333
Great Portland Estates Plc	6	84
Groupe Bruxelles Lambert SA	3	435
Gunma Bank Ltd.	19	128
Hachijuni Bank Ltd.	19	136
Hammerson Plc	12	353
Hang Lung Properties Ltd.	91	314
Hang Seng Bank Ltd.	33	442
HBOS Plc	160	3,168
Hellenic Exchanges SA	3	77
Henderson Land Development Co. Ltd.	35	238
Hiroshima Bank Ltd.	24	135
Hitachi Capital Corp.	1	19
Hokugin Financial Group Inc.	50	162

Hong Kong Exchanges & Clearing Ltd.	46	650
HSBC Holdings Plc	492	9,031
Hypo Real Estate Holding AG (b)	5	356
Hysan Development Co. Ltd.	25	67
ICADE	2	124
ICAP Plc	24	235
Immoeast Immobilien Anlagen AG (c)	18	262
Immofinanz Immobilien Anlagen AG (c)	19	272
ING Groep NV	80	3,536
ING Industrial Fund	34	68
Insurance Australia Group Ltd. (b)	80	384
Investa Property Group (b)	70	173
Investec Plc	17	214
IVG Immobilien AG	4	140
Jafco Co. Ltd.	1	65
Japan Prime Realty Investment Corp. (b)	-	98
Japan Real Estate Investment Corp. (b)	-	188
Japan Retail Fund Investment Corp.	-	122
Joyo Bank Ltd.	26	162
Jyske Bank A/S (c)	2	172
KBC Groep NV (b)	8	1,018
Keppel Land Ltd.	16	91
Kerry Properties Ltd. (b)	27	166
Kiwi Income Property Trust (b)	16	21
KK DaVinci Advisors (b) (c)	-	35
Klepierre (b)	1	184
Kungsleden AB (b)	6	71
Land Securities Group Plc	19	675
Legal & General Group Plc	284	855
Lend Lease Corp. Ltd. (b)	15	239
Leopalace21 Corp.	5	178
Liberty International Plc (b)	11	248
Link REIT (b)	95	209
Lloyds TSB Group Plc	240	2,679
London Stock Exchange Group Plc	7	197
Macquarie Bank Ltd. (b)	11	787
Macquarie Goodman Group (b)	58	331
Macquarie Office Trust	67	94
Man Group Plc (b)	76	926
Mapfre SA (b)	27	135
Matsui Securities Co. Ltd.	4	35
Mediobanca SpA (b)	20	450
Mediolanum SpA (b)	10	80
Meinl European Land Ltd. (c)	12	353
Millea Holdings Inc.	34	1,415
Mirvac Group (b)	40	193
Mitsubishi Estate Co. Ltd.	49	1,333
Mitsubishi UFJ Financial Group Inc.	-	3,789
Mitsubishi UFJ Securities Co. (b)	9	101

Mitsui Fudosan Co. Ltd.	35	984
Mitsui Sumitomo Insurance Co. Ltd.	51	655
Mitsui Trust Holding Inc.	27	236
Mizuho Financial Group Inc.	-	2,799
MLP AG	2	43
Muenchener Rueckversicherungs AG	9	1,724
Multiplex Group (b)	27	111
National Australia Bank Ltd.	68	2,375
National Bank of Greece SA	17	994
New World Development Co. Ltd.	108	270
Nikko Cordial Corp. (b)	17	222
Nippon Building Fund Inc. (b)	-	264
Nishi-Nippon City Bank Ltd.	25	92
Nomura Holdings Inc. (b)	74	1,450
Nomura Real Estate Holdings Inc.	3	87
Nomura Real Estate Office Fund Inc.	-	119
Nordea Bank AB (b)	87	1,372
NTT Urban Development Corp.	-	97
OKO Bank	3	63
Old Mutual Plc	220	746
OMX AB (b)	4	127
ORIX Corp.	4	1,007
Oversea-Chinese Banking Corp.	107	637
Perpetual Ltd. (b)	2	136
Piraeus Bank SA	11	415
Promise Co. Ltd. (b)	4	119
Provident Financial Plc	11	156
Prudential plc (a)	103	1,470
PSP Swiss Property AG (c)	2	110
QBE Insurance Group Ltd.	36	954
Raiffeisen International Bank Holding AG (b)	1	230
Resolution Plc	28	354
Resona Holdings Inc. (b)	-	592
Royal Bank of Scotland Group Plc	402	5,105
Sampo Oyj	18	513
Sapporo Hokuyo Holdings Inc.	-	133
SBI E*Trade Securities Co. Ltd. (b)	-	84
SBI Holdings Inc.	-	127
Schroders Plc (b)	6	142
SCOR (b) (c)	42	117
Scor Regroupe (b)	5	131
Shinko Securities Co. Ltd.	22	114
Shinsei Bank Ltd.	61	247
Shizuoka Bank Ltd. (b)	25	254
Shui On Land Ltd.	75	67
Shun TAK Holdings Ltd.	30	44
Singapore Exchange Ltd.	31	198
Singapore Land Ltd.	3	23
Sino Land Co.	62	129

Skandinaviska Enskilda Banken AB (b)	19	621
Slough Estates Plc	20	246
Societe Generale - Class A (b)	16	2,923
Sompo Japan Insurance Inc.	36	441
Standard Life Plc	88	584
Stockland	59	406
Storebrand ASA (b)	9	144
Sumitomo Mitsui Financial Group Inc.	-	2,615
Sumitomo Realty & Development Co. Ltd.	16	522
Sumitomo Trust & Banking Co. Ltd.	54	515
Sun Hung Kai Properties Ltd.	56	674
Suncorp-Metway Ltd.	39	668
Suntec Real Estate Investment Trust	40	51
Suruga Bank Ltd.	8	101
Svenska Handelsbanken - Class A (b)	21	591
Swire Pacific Ltd.	39	433
Swiss Life Holding	2	406
Swiss Reinsurance	15	1,401
Sydbank A/S (b)	3	126
T&D Holdings Inc.	9	595
Takefuji Corp.	4	139
Tingyi Cayman Islands Holding Corp. (b)	34	40
Tokyo Tatemono Co. Ltd. (b)	11	137
Tokyu Land Corp.	20	213
Topdanmark A/S (c)	1	142
TrygVesta AS (b)	1	117
Tullett Prebon Plc	8	76
UBS AG	85	5,117
Unibail SA (b)	3	816
UniCredito Italiano SpA (b)	332	2,983
Unipol SpA (b)	37	129
United Overseas Bank Ltd.	52	747
UOL Group Ltd.	23	86
Wereldhave NV (b)	1	141
Westfield Group	67	1,131
Westpac Banking Corp.	77	1,681
Wharf Holdings Ltd.	55	220
Wiener Staedtische Allgemeine Versicherung AG (b)	2	121
Wihlborgs Fastigheter AB	1	14
Wing Hang Bank Ltd.	7	73
Wing Tai Holdings Ltd.	14	36
Zurich Financial Services AG	6	1,886
		170,296
HEALTH CARE - 6.2%
Alfresa Holdings Corp.	2	105
Altana AG (b)	3	69
Ansell Ltd.	8	80
Astellas Pharma Inc.	23	999
AstraZeneca Plc	65	3,496

Celesio AG	4	242
Chugai Pharmaceutical Co. Ltd. (b)	12	219
Cie Generale d’Optique Essilor International SA (b)	4	488
Cochlear Ltd. (b)	3	133
Coloplast A/S (b)	1	92
CSL Ltd.	8	564
Daiichi Sankyo Co. Ltd.	30	785
Eisai Co. Ltd.	10	450
Elan Corp. Plc (c)	21	458
Elekta AB - Class B	3	55
Fisher & Paykel Healthcare Corp. (b)	21	56
Fresenius Medical Care AG & Co. KGaA	8	357
Getinge AB - Class B (b)	8	173
GlaxoSmithKline Plc	244	6,398
GN Store Nord (b) (c)	7	86
H Lundbeck A/S	3	67
Kyowa Hakko Kogyo Co. Ltd.	13	123
Mayne Nickless Ltd. (b)	24	82
Mediceo Paltac Holdings Co. Ltd.	7	100
Merck KGaA	3	363
Nobel Biocare Holding AG	1	336
Novartis AG	98	5,564
Novo-Nordisk A/S - Class B (b)	10	1,125
Olympus Corp.	10	391
Omega Pharma SA	1	65
Orion Oyj	4	112
Parkway Holdings Ltd.	36	94
Phonak Holding AG	2	169
Qiagen NV (c)	7	122
Roche Holding AG	30	5,310
Sanofi-Aventis (b)	43	3,524
Santen Pharmaceutical Co. Ltd.	3	73
Shionogi & Co. Ltd.	13	212
Smith & Nephew Plc	40	497
Sonic Healthcare Ltd. (b)	11	141
SSL International Plc	8	68
Straumann Holding AG	-	82
Suzuken Co. Ltd.	3	93
Synthes Inc.	3	314
Taisho Pharmaceutical Co. Ltd. (b)	6	119
Takeda Pharmaceutical Co. Ltd.	36	2,308
Tanabe Seiyaku Co. Ltd.	11	131
Terumo Corp.	7	286
UCB SA	5	276
William Demant Holding AS (c)	1	111
Zeltia SA (b)	9	88
		37,651
INDUSTRIALS - 11.5%
ABB Ltd. (b)	87	1,982

Abertis Infraestructuras SA (b)	10	313
Acciona SA (b)	1	314
ACS Actividades Construccion Y Servicios SA (b)	9	608
Adecco SA	5	416
Aeroports de Paris (b)	2	183
Aggreko Plc	13	148
Air France-KLM (b)	5	248
Aker Kvaerner ASA	7	185
Alfa Laval AB (b)	4	232
All Nippon Airways Co. Ltd.	23	88
Alstom RGPT (b)	5	780
Amada Co. Ltd.	17	213
Amec Plc	16	187
Andritz AG	2	130
AP Moller - Maersk Group (b)	-	556
Arriva Plc	7	99
Asahi Glass Co. Ltd. (b)	40	541
Asciano Group (b) (c)	22	190
Assa Abloy AB	13	287
Atlantia SpA	12	409
Atlas Copco AB - Class A (b)	28	468
Atlas Copco AB - Class B (b)	18	286
Auckland International Airport Ltd. (b)	43	108
BAE Systems Plc	144	1,173
Balfour Beatty Plc	19	167
BBA Aviation Plc	16	85
Bekaert SA	-	73
Biffa Plc	12	68
Bilfinger Berger AG (b)	2	158
Brambles Ltd. (c)	66	679
Brisa-Auto Estradas de Portugal SA (b)	13	180
British Airways Plc (c)	22	186
Bunzl Plc	14	202
Capita Group Plc	26	381
Cargotec Corp. - Class B	1	90
Cathay Pacific Airways Ltd.	65	162
Central Glass Co. Ltd.	8	45
Central Japan Railway Co.	-	686
Charter Plc (c)	7	154
Chiyoda Corp. (b)	7	134
Cie de Saint-Gobain (b)	14	1,598
Cintra Concesiones de Infraestructuras de Transporte SA	8	135
Cobham Plc	46	188
ComfortDelgro Corp. Ltd.	67	95
Compagnie Maritime Belge SA	1	44
COMSYS Holdings Corp.	5	58
Cookson Group Plc	8	113
Corporate Express NV	8	117
Cosco Corp. Singapore Ltd.	36	88

CSR Ltd. (b)	43	128
Dai Nippon Printing Co. Ltd.	27	403
Daifuku Co. Ltd. (b)	3	41
Daikin Industries Ltd.	10	376
Davis Service Group Plc	7	91
DCC Plc	4	136
De La Rue Plc	7	109
Deutsche Lufthansa AG	9	257
Deutsche Post AG	33	1,081
Downer EDI Ltd. (b)	13	82
DSV A/S (b)	9	185
East Japan Railway Co.	-	1,103
Ebara Corp. (b)	15	69
European Aeronautic Defence & Space Co. NV	14	456
Experian Group Ltd.	42	534
Fanuc Ltd.	8	847
Finmeccanica SpA	13	395
Firstgroup Plc	18	245
FKI Plc (b)	33	84
FLSmidth & Co. A/S (b)	2	196
Flughafen Wien AG	-	49
Fomento de Construcciones y Contratas SA (b)	2	167
Fraser and Neave Ltd.	34	119
Fuji Electric Holdings Co. Ltd.	20	102
Fujikura Ltd.	13	97
Furukawa Electric Co. Ltd.	25	138
Gamesa Corp. Tecnologica SA (b)	7	251
Geberit AG	2	270
Glory Ltd.	2	48
Goodwill Group Inc. (b) (c)	-	16
Grafton Group Plc (c)	11	157
Group 4 Securicor Plc	47	198
Grupo Ferrovial SA (b)	3	248
Hagemeyer NV	19	99
Hankyu Hanshin Holdings Inc.	52	276
Haw Par Corp. Ltd.	3	17
Hays Plc	63	215
Heidelberger Druckmaschinen AG (b)	3	140
Hellenic Technodomiki Tev SA	6	84
Hino Motors Ltd.	8	48
Hitachi Cable Ltd.	11	65
Hitachi Construction Machinery Co. Ltd.	4	153
Hitachi High-Technologies Corp.	2	60
Hochtief AG (b)	2	185
Hopewell Holdings Ltd.	23	94
Hutchison Whampoa Ltd.	88	874
Iberia Lineas Aereas de Espana (b)	21	104
IMI Plc	15	181
Intertek Group Plc	8	153

Invensys Plc (c)	34	262
Ishikawajima-Harima Heavy Industries Co. Ltd. (b)	54	197
Itochu Corp.	64	742
Japan Airlines Corp. (b) (c)	36	68
Japan Steel Works Ltd.	15	229
JGC Corp.	9	169
Johnson Electric Holdings Ltd. (b)	42	24
JS Group Corp.	11	225
JTEKT Corp.	7	132
Kajima Corp. (b)	35	147
Kamigumi Co. Ltd.	11	95
Kawasaki Heavy Industries Ltd.	56	229
Kawasaki Kisen Kaisha Ltd. (b)	21	257
KCI Konecranes Oyj	3	107
Keihin Electric Express Railway Co. Ltd. (b)	18	119
Keio Corp.	25	166
Keisei Electric Railway Co. Ltd.	12	70
Keppel Corp. Ltd.	44	359
Kinden Corp.	5	43
Kingspan Group Plc	6	170
Kintetsu Corp. (b)	72	217
Kokuyo Co. Ltd. (b)	3	39
Komatsu Ltd.	39	1,134
Komori Corp.	2	47
Kone Oyj	3	196
Kubota Corp.	45	365
Kuehne & Nagel International AG (b)	2	215
Kurita Water Industries Ltd.	5	141
Leighton Holdings Ltd.	5	189
Macquarie Airports	28	97
Macquarie Infrastructure Group (b)	110	335
MAN AG	5	716
Marubeni Corp.	69	569
Matsushita Electric Works Ltd.	15	192
Meggitt Plc	29	181
Meitec Corp. (b)	1	40
Melco International Development Ltd.	31	46
Metso Oyj (b)	5	301
Michael Page International Plc	14	149
Minebea Co. Ltd.	12	68
Mitsubishi Corp.	57	1,493
Mitsubishi Electric Corp.	79	733
Mitsubishi Heavy Industries Ltd.	132	848
Mitsubishi Logistics Corp.	5	82
Mitsui & Co. Ltd.	67	1,336
Mitsui Engineering & Shipbuilding Co. Ltd.	30	161
Mitsui OSK Lines Ltd.	44	598
MTR Corp.	61	143
National Express Group Plc	6	132

Neptune Orient Lines Ltd.	28	97
NGK Insulators Ltd.	12	295
Nippon Express Co. Ltd.	31	176
Nippon Sheet Glass Co. Ltd.	23	105
Nippon Yusen KK	48	441
Nishimatsu Construction Co. Ltd. (b)	8	29
NKT Holding A/S (b)	1	121
Noble Group Ltd.	20	22
NSK Ltd.	18	187
NTN Corp. (b)	18	155
Obayashi Corp.	29	158
Odakyu Electric Railway Co. Ltd. (b)	28	173
OKUMA Corp.	5	79
Okumura Corp. (b)	6	31
Orient Overseas International Ltd.	10	96
Orkla ASA (b)	37	697
OSG Corp. (b)	3	41
Park24 Co. Ltd. (b)	4	36
Pirelli & C SpA (b) (c)	120	143
Qantas Airways Ltd.	44	208
Randstad Holdings NV	2	162
Rentokil Initial Plc	82	265
Rheinmetall AG	2	162
Rolls-Royce Group Plc (c)	78	839
Ryanair Holdings Plc (c)	2	13
Sacyr Vallehermoso SA (b)	4	190
Safran SA (b)	7	175
Sandvik AB (b)	41	843
Sanwa Shutter Corp.	9	52
SAS AB (c)	4	86
Scania AB (b)	16	396
Schindler Holding AG	2	138
Schneider Electric SA (virt-x) (b)	9	1,326
Secom Co. Ltd.	9	425
Securitas AB - Class B (b)	13	202
Securitas Systems AB - Class B	11	37
Seino Holdings Corp. (b)	6	57
SembCorp Industries Ltd.	32	119
SembCorp Marine Ltd.	21	67
Serco Group Plc	19	170
SGS SA (b)	-	216
Shimizu Corp. (b)	27	157
Siemens AG	36	5,215
Singapore Airlines Ltd.	22	270
Singapore Post Ltd.	42	35
Singapore Technologies Engineering Ltd.	59	139
Skanska AB (b)	16	353
SKF AB - Class B	17	354
SMC Corp.	2	306

Smiths Group Plc	16	375
Smiths Group Plc - Class B (c)	24	164
SMRT Corp. Ltd.	14	19
Societe BIC SA (b)	1	89
Societe Des Autoroutes Paris-Rhin-Rhone (b)	1	93
Sojitz Corp.	40	181
Solarworld AG	3	150
Sonae SGPS SA	39	110
Stagecoach Group Plc (b)	20	75
Stolt-Nielsen SA (b)	2	83
Sulzer AG	-	203
Sumitomo Corp.	45	822
Sumitomo Electric Industries Ltd.	31	465
Sumitomo Heavy Industries Ltd.	25	284
Taisei Corp.	44	149
Thales SA (b)	4	229
THK Co. Ltd.	6	146
TNT NV	18	812
Tobu Railway Co. Ltd. (b)	32	145
Toda Corp.	6	32
Tokyu Corp.	46	308
Toll Holdings Ltd. (b)	22	271
Tomkins Plc (b)	33	170
Tomra Systems ASA (b)	6	50
Toppan Printing Co. Ltd. (b)	22	237
TOTO Ltd. (b)	11	95
Toyota Tsusho Corp. (b)	8	192
Transurban Group (b)	43	294
Travis Perkins Plc	5	192
Trelleborg AB (b)	3	91
Uponor Oyj	3	112
Ushio Inc.	5	120
Vallourec (b)	2	664
Vedior NV	7	212
Vestas Wind Systems A/S (b) (c)	8	523
Vinci SA (b)	17	1,279
Wartsila Oyj	3	175
Wesfarmers Ltd. (b)	16	608
West Japan Railway Co.	-	345
Wienerberger AG (b)	3	200
Wolseley Plc	28	670
Yamato Transport Co. Ltd.	16	227
YIT Oyj	5	158
Zardoya Otis SA	4	157
Zardoya Otis SA - RT (c)	4	16
Zodiac SA (b)	2	124
		70,204
INFORMATION TECHNOLOGY - 5.5%
Access Co. Ltd. (b) (c)	-	25

Advantest Corp. (b)	6	275
Alcatel SA (b)	97	1,365
Alps Electric Co. Ltd.	6	58
ARM Holdings Plc (b)	63	185
ASM Pacific Technology	11	80
ASML Holding NV (c)	20	557
Atos Origin SA (b) (c)	3	185
Barco NV	-	46
Business Objects SA (b) (c)	4	150
Canon Inc. (b)	45	2,666
Cap Gemini SA (b)	6	409
Chartered Semiconductor Manufacturing Ltd. (b) (c)	40	35
Citizen Watch Co. Ltd.	14	122
Computershare Ltd.	23	225
CSK Holdings Corp. (b)	3	113
CSR Plc (c)	7	109
Dainippon Screen Manufacturing Co. Ltd.	11	83
Dassault Systemes SA (b)	3	162
eAccess Ltd. (b)	-	19
Electrocomponents Plc	16	84
Elpida Memory Inc. (b) (c)	4	190
Foxconn International Holdings Ltd. (b) (c)	94	269
Fuji Soft ABC Inc.	1	22
Fujitsu Ltd.	78	575
Hirose Electric Co. Ltd.	2	198
Hitachi Ltd.	142	1,009
Hoya Corp.	17	565
Ibiden Co. Ltd.	5	343
Indra Sistemas SA (b)	6	150
Infineon Technologies AG (c)	32	533
Itochu Techno-Science Corp.	1	47
Keyence Corp.	2	355
Kingboard Chemical Holdings Ltd.	28	128
Konami Corp.	5	103
Konica Minolta Holdings Inc.	21	310
Kudelski SA (b)	2	70
Kyocera Corp.	7	715
LogicaCMG Plc	71	216
Logitech International SA (c)	7	181
Mabuchi Motor Co. Ltd. (b)	1	67
Misys Plc	19	89
Mitsumi Electric Co. Ltd.	3	111
Murata Manufacturing Co. Ltd.	9	694
NEC Corp.	84	435
NEC Electronics Corp. (b) (c)	1	29
Neopost SA (b) (c)	1	218
Nidec Corp.	5	265
Nintendo Co. Ltd.	4	1,538
Nippon Electric Glass Co. Ltd. (b)	15	265

Nokia Oyj	174	4,898
Nomura Research Institute Ltd.	5	150
NTT Data Corp. (b)	-	233
Obic Co. Ltd.	-	59
OCE NV	5	90
Oki Electric Industry Co. Ltd. (b) (c)	21	39
Omron Corp.	10	258
Oracle Corp. Japan (b)	2	88
Otsuka Corp.	1	57
Premier Farnell Plc	20	82
Renewable Energy Corp. AS (c)	7	258
Ricoh Co. Ltd.	29	671
Rohm Co. Ltd.	5	400
Sage Group Plc	59	277
Sanken Electric Co. Ltd.	3	29
SAP AG (b)	37	1,920
Seiko Epson Corp.	6	174
Shinko Electric Industries	3	54
STMicroelectronics NV	28	536
Sumco Corp.	5	256
Taiyo Yuden Co. Ltd.	4	93
Tandberg ASA	6	139
TDK Corp.	5	503
Telefonaktiebolaget LM Ericsson - Class B (b)	622	2,496
Tencent Holdings Ltd.	42	169
Tietoenator Oyj (b)	4	117
TIS Inc.	2	41
Tokyo Electron Ltd.	7	546
Tokyo Seimitsu Co. Ltd. (b)	1	46
Toshiba Corp. (b)	131	1,144
Trend Micro Inc. (b)	5	162
Unaxis Holding AG (c)	-	130
United Business Media Plc	11	174
Venture Corp. Ltd.	12	123
Wincor Nixdorf AG	1	120
Yahoo! Japan Corp.	1	225
Yaskawa Electric Corp.	11	125
Yokogawa Electric Corp.	9	116
		33,641
MATERIALS - 9.3%
Acerinox SA (b)	8	190
Air Liquide (b)	10	1,341
Akzo Nobel NV	12	1,010
Alumina Ltd.	49	321
Amcor Ltd.	41	260
Anglo American Plc (c)	63	3,735
Asahi Kasei Corp.	53	349
BASF AG	21	2,807
Bayer AG	30	2,314

BHP Billiton Ltd.	149	4,411
BHP Billiton Plc	100	2,781
Billerud AB (b)	2	25
BlueScope Steel Ltd.	31	269
Boehler-Uddeholm AG (b)	2	181
Boliden AB (b)	12	260
Boral Ltd.	23	173
Ciba Specialty Chemicals AG (b)	3	175
Cimpor Cimentos de Portugal SA	10	91
Clariant AG (c)	9	145
CRH Plc	23	1,158
Daicel Chemical Industries Ltd.	10	65
Daido Steel Co. Ltd. (b)	13	89
Dainippon Ink and Chemicals Inc.	23	89
Denki Kagaku Kogyo K K	20	90
Dowa Mining Co. Ltd.	10	107
Fletcher Building Ltd.	23	218
Fortescue Metals Group Ltd. (b) (c)	6	161
Givaudan (b)	-	291
Hanson Plc	30	653
Hitachi Chemical Co. Ltd.	4	95
Hoganas AB (b)	1	17
Holcim Ltd.	9	936
Holmen AB (b)	2	81
Iluka Resources Ltd. (b)	10	53
Imerys SA (b)	1	135
Imperial Chemical Industries Plc	51	632
Italcementi SpA (b)	2	77
James Hardie Industries NV	22	162
JFE Holdings Inc.	23	1,462
Johnson Matthey Plc	9	310
JSR Corp. (b)	7	164
Kaneka Corp.	13	109
Kansai Paint Co. Ltd.	8	70
Kobe Steel Ltd.	115	437
Koninklijke DSM NV	6	312
Kuraray Co. Ltd.	17	194
Lafarge SA (b)	6	1,176
Linde AG	5	616
Lonza Group AG (b)	2	195
Mayr-Melnhof Karton AG (b)	-	32
Mitsubishi Chemical Holdings Corp.	48	437
Mitsubishi Gas Chemical Co. Inc.	15	137
Mitsubishi Materials Corp.	44	241
Mitsubishi Rayon Co. Ltd.	21	150
Mitsui Chemicals Inc.	28	213
Mitsui Mining & Smelting Co. Ltd.	25	117
Mittal Steel Co. NV (b)	39	2,435
Newcrest Mining Ltd.	14	272

Nippon Kayaku Co. Ltd.	7	55
Nippon Light Metal Co.	21	55
Nippon Paper Group Inc.	-	140
Nippon Shokubai Co. Ltd.	4	36
Nippon Steel Corp.	246	1,734
Nissan Chemical Industries Ltd.	8	94
Nisshin Steel Co. Ltd.	34	155
Nitto Denko Corp.	7	369
Norske Skogindustrier ASA (b)	8	119
Novozymes A/S	2	237
OJI Paper Co. Ltd.	40	195
OneSteel Ltd. (b)	23	126
Orica Ltd. (b)	13	333
Outokumpu Oyj	6	187
PaperlinX Ltd.	26	81
Rautaruukki Oyj	3	222
Rexam Plc	25	252
RHI AG (c)	1	59
Rinker Group Ltd.	36	571
Rio Tinto Ltd. (b)	12	1,027
Rio Tinto Plc	43	3,308
Salzgitter AG (b)	2	312
Shin-Etsu Chemical Co. Ltd.	18	1,259
Showa Denko KK (b)	43	156
Solvay SA	3	431
Sonae Industria SGPS SA (c)	3	39
SSAB Svenskt Stal AB - Class A (b)	6	258
SSAB Svenskt Stal AB - Class B (b)	3	107
Stora Enso Oyj - Class R	25	464
Sumitomo Bakelite Co. Ltd. (b)	10	70
Sumitomo Chemical Co. Ltd.	68	457
Sumitomo Metal Industries Ltd.	173	1,020
Sumitomo Metal Mining Co. Ltd. (b)	23	500
Sumitomo Osaka Cement Co. Ltd.	13	35
Sumitomo Titanium Corp. (b)	1	56
Svenska Cellulosa AB (b)	23	381
Syngenta AG	4	837
Taiheiyo Cement Corp.	40	177
Taiyo Nippon Sanso Corp.	10	77
Teijin Ltd.	33	181
ThyssenKrupp AG	15	885
Titan Cement Co. SA	2	138
Toho Titanium Co. Ltd. (b)	1	41
Tokuyama Corp. (b)	10	130
Tokyo Steel Manufacturing Co. Ltd. (b)	5	85
Toray Industries Inc.	57	422
Tosoh Corp.	21	117
Toyo Seikan Kaisha Ltd.	7	137
Ube Industries Ltd.	37	114

Umicore	1	247
UPM-Kymmene Oyj	22	536
Viohalco	4	59
Voestalpine AG (b)	5	411
Xstrata Plc	26	1,544
Yara International ASA	8	246
Zeon Corp.	7	74
Zinifex Ltd.	21	336
		56,720
TELECOMMUNICATION SERVICES - 5.3%
Belgacom SA	6	287
Bouygues (b)	9	788
BT Group Plc	348	2,322
Cable & Wireless Plc	100	391
Cosmote Mobile Telecommunications SA	6	171
Deutsche Telekom AG	119	2,204
Elisa Oyj	7	182
France Telecom SA (b)	71	1,960
Hellenic Telecommunications Organization SA	14	424
Hutchison Telecommunications International Ltd. (b)	57	74
Jupiter Telecommunications Co. (c)	-	96
KDDI Corp.	-	786
Mobistar SA	1	99
Nippon Telegraph & Telephone Corp.	-	973
NTT DoCoMo Inc.	1	1,145
PCCW Ltd.	146	90
Portugal Telecom SGPS SA	34	468
Royal KPN NV	81	1,358
Singapore Telecommunications Ltd.	342	759
SoftBank Corp. (b)	31	678
Swisscom AG	1	341
Tele2 AB (b)	13	216
Telecom Corp. Ltd. (b)	83	292
Telecom Italia SpA (b)	451	1,238
Telecom Italia SpA - RNC	246	547
Telefonica SA	190	4,242
Telekom Austria AG	16	403
Telenor ASA (c)	36	711
TeliaSonera AB (b)	97	715
Telstra Corp. Ltd. (b)	123	477
Telstra Corp. Ltd. - INS RECP (b)	66	174
Vodafone Group Plc	2,242	7,555
		32,166
UTILITIES - 5.1%
AGL Energy Ltd. (b)	17	218
Alinta Ltd. (b)	22	288
Centrica Plc	154	1,201
Cheung Kong Infrastructure Holdings Ltd. (b)	14	52
Chubu Electric Power Co. Inc.	28	746

CLP Holdings Ltd.	64	429
Contact Energy Ltd. (b)	13	87
E.ON AG (b)	26	4,451
Electric Power Development Co.	6	252
Endesa SA (b)	29	1,551
Enel SpA (b)	181	1,957
Energias de Portugal SA	86	476
Fortum Oyj	18	574
Gas Natural SDG SA (b)	7	436
Gaz de France (b)	8	429
Hokkaido Electric Power Co. Inc.	7	150
Hong Kong & China Gas	163	343
HongKong Electric Holdings	61	305
Iberdrola SA (b)	36	2,051
International Power Plc	60	519
Kansai Electric Power Co. Inc.	32	751
Kelda Group Plc - Class B (c)	15	59
Kelda Group Plc (b)	12	218
Kyushu Electric Power Co. Inc.	15	401
National Grid Plc	114	1,690
Osaka Gas Co. Ltd.	80	298
Public Power Corp.	4	116
RWE AG	21	2,182
Scottish & Southern Energy Plc	37	1,074
Severn Trent Plc	9	257
Snam Rete Gas SpA (b)	39	232
Sociedad General de Aguas de Barcelona SA (b)	2	87
Suez SA (b)	44	2,503
Terna SpA (b)	53	184
Tohoku Electric Power Co. Inc.	18	402
Tokyo Electric Power Co. Inc.	51	1,647
Tokyo Gas Co. Ltd.	91	432
Union Fenosa SA (b)	5	263
United Utilities Plc (b)	36	517
Vector Ltd. (b)	9	18
Veolia Environnement (b)	15	1,167
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (b)	4	198
		31,211

Total Common Stocks (cost $426,837)		593,378

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Porsche AG	-	676
Volkswagen AG	4	449

Total Preferred Stocks (cost $541)		1,125

RIGHTS - 0.0%
Dowa Mining Co. Ltd. (b) (e)	10	-
New World Development Co.Ltd. - Rights	108	-
Unipol SpA - Rights	37	-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 25.0%
Mutual Funds - 1.8%
JNL Money Market Fund, 5.18% (a) (h)	11,212	11,212

Securities Lending Collateral - 23.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	140,297	140,297

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.61%, 09/20/07 (m)	$765	757

Total Short Term Investments (cost $152,266)		152,266

Total Investments - 122.6% (cost $579,644)		746,769

Other Assets and Liabilities, Net - (22.6%)		(137,476)

Total Net Assets - 100%		$609,293

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 14.1%
99 Cents Only Stores (b) (c)	18	$241
Advance Auto Parts Inc.	42	1,695
Aeropostale Inc. (c)	21	878
American Eagle Outfitters Inc.	81	2,075
American Greetings Corp.	22	625
AnnTaylor Stores Corp. (c)	29	1,018
Applebee’s International Inc. (b)	30	728
ArvinMeritor Inc. (b)	28	630
Barnes & Noble Inc.	21	804
Beazer Homes USA Inc. (b)	16	401
Belo Corp.	36	736
Blyth Inc.	10	264
Bob Evans Farms Inc.	14	513
Borders Group Inc.	24	455
BorgWarner Inc.	23	2,012
Boyd Gaming Corp.	17	859
Brinker International Inc.	48	1,418
Callaway Golf Co. (b)	26	464
Career Education Corp. (b) (c)	38	1,270
Carmax Inc. (c)	87	2,209
Catalina Marketing Corp.	14	456
CBRL Group Inc.	11	474
Charming Shoppes Inc. (c)	49	531
Cheesecake Factory Inc. (b) (c)	30	741
Chico’s FAS Inc. (b) (c)	70	1,694
Coldwater Creek Inc. (c)	25	585
Corinthian Colleges Inc. (b) (c)	35	567
DeVry Inc.	24	815
Dick’s Sporting Goods Inc. (b) (c)	15	888
Dollar Tree Stores Inc. (c)	41	1,769
Entercom Communications Corp.	11	284
Foot Locker Inc.	62	1,344
Furniture Brands International Inc. (b)	18	260
GameStop Corp. - Class A (b) (c)	61	2,390
Gentex Corp. (b)	57	1,116
HanesBrands Inc. (c)	39	1,043
Harte-Hanks Inc.	20	505
Hovnanian Enterprises Inc. - Class A (b) (c)	15	245
International Speedway Corp. - Class A	15	766
ITT Educational Services Inc. (c)	13	1,490
John Wiley & Sons Inc.	18	867
Laureate Education Inc. (c)	20	1,262
Lear Corp. (c)	30	1,083
Lee Enterprises Inc.	18	374
Matthews International Corp. - Class A	13	570
MDC Holdings Inc. (b)	14	685
Media General Inc.	9	310
Modine Manufacturing Co.	14	307

Mohawk Industries Inc. (b) (c)	22	2,182
NetFlix Inc. (b) (c)	24	456
NVR Inc. (c)	2	1,299
O’Reilly Automotive Inc. (b) (c)	45	1,641
Pacific Sunwear of California Inc. (c)	28	614
Payless ShoeSource Inc. (c)	27	849
PetSmart Inc. (b)	55	1,776
Phillips-Van Heusen	22	1,338
Regis Corp. (b)	18	683
Rent-A-Center Inc. (c)	29	750
Ross Stores Inc. (b)	55	1,704
Ruby Tuesday Inc. (b)	22	583
Ryland Group Inc. (b)	17	632
Saks Inc. (b)	55	1,181
Scholastic Corp. (c)	10	366
Scientific Games Corp. - Class A (b) (c)	27	930
Sotheby’s Holdings - Class A (b)	23	1,069
Strayer Education Inc.	6	749
Thor Industries Inc.	14	641
Timberland Co. - Class A (b) (c)	20	509
Toll Brothers Inc. (c)	50	1,255
Tupperware Brands Corp. (b)	24	680
Urban Outfitters Inc. (b) (c)	45	1,092
Valassis Communications Inc. (b) (c)	19	322
Washington Post Co.	2	1,730
Westwood One Inc. (b)	29	206
Williams-Sonoma Inc. (b)	44	1,403
		69,356
CONSUMER STAPLES - 2.7%
Alberto-Culver Co.	33	784
BJ’s Wholesale Club Inc. (c)	26	929
Church & Dwight Co. Inc. (b)	26	1,265
Energizer Holdings Inc. (b) (c)	23	2,253
Hansen Natural Corp. (b) (c)	25	1,065
Hormel Foods Corp.	30	1,108
JM Smucker Co.	22	1,428
Lancaster Colony Corp.	9	369
NBTY Inc. (c)	23	999
PepsiAmericas Inc.	23	576
Ruddick Corp. (b)	14	422
Smithfield Foods Inc. (b) (c)	47	1,452
Tootsie Roll Industries Inc. (b)	11	295
Universal Corp. (b)	10	629
		13,574
ENERGY - 8.7%
Arch Coal Inc. (b)	57	1,996
Cameron International Corp. (c)	45	3,237
Cimarex Energy Co. (b)	33	1,300
Denbury Resources Inc. (b) (c)	48	1,788

Encore Acquisition Co. (c)	22	610
FMC Technologies Inc. (c)	27	2,158
Forest Oil Corp. (b) (c)	28	1,180
Frontier Oil Corp.	43	1,893
Grant Prideco Inc. (c)	52	2,773
Hanover Compressor Co. (b) (c)	41	990
Helmerich & Payne Inc.	41	1,449
Newfield Exploration Co. (c)	52	2,385
Noble Energy Inc.	69	4,275
Overseas Shipholding Group	10	828
Patterson-UTI Energy Inc.	63	1,661
Pioneer Natural Resources Co. (b)	50	2,423
Plains Exploration & Production Co. (c)	29	1,371
Pogo Producing Co. (b)	23	1,182
Pride International Inc. (c)	67	2,496
Quicksilver Resources Inc. (b) (c)	23	1,006
Southwestern Energy Co. (c)	68	3,026
Superior Energy Services Inc. (b) (c)	32	1,276
Tidewater Inc. (b)	23	1,613
		42,916
FINANCIALS - 16.0%
AG Edwards Inc.	30	2,564
AMB Property Corp.	40	2,121
American Financial Group Inc.	28	949
AmeriCredit Corp. (b) (c)	47	1,241
Arthur J Gallagher & Co. (b)	39	1,092
Associated Bancorp (b)	52	1,689
Astoria Financial Corp.	34	862
Bank of Hawaii Corp.	20	1,018
Broadridge Financial Solutions Inc.	55	1,048
Brown & Brown Inc.	47	1,174
Cathay General Bancorp (b)	21	690
City National Corp.	16	1,233
Colonial BancGroup Inc.	61	1,511
Commerce Group Inc. (b)	19	645
Cousins Properties Inc. (b)	17	491
Cullen/Frost Bankers Inc.	24	1,273
Eaton Vance Corp.	51	2,250
Equity One Inc.	16	401
Everest Re Group Ltd.	26	2,801
Fidelity National Title Group Inc. - Class A	89	2,115
First American Corp.	39	1,925
First Community Bancorp Inc.	10	548
First Niagara Financial Group Inc. (b)	43	570
FirstMerit Corp. (b)	32	667
Greater Bay Bancorp	20	552
Hanover Insurance Group Inc.	21	1,018
HCC Insurance Holdings Inc. (b)	44	1,481
Highwoods Properties Inc. (b)	23	860

Horace Mann Educators Corp.	17	359
Hospitality Properties Trust (b)	37	1,542
IndyMac Bancorp Inc. (b)	29	837
Jefferies Group Inc.	42	1,125
Leucadia National Corp. (b)	65	2,305
Liberty Property Trust (b)	36	1,590
Macerich Co.	29	2,388
Mack-Cali Realty Corp.	27	1,173
Mercury General Corp.	14	795
Nationwide Health Properties Inc.	37	995
New York Community Bancorp Inc. (b)	111	1,882
Nuveen Investments Inc. - Class A	31	1,953
Ohio Casualty Corp.	24	1,054
Old Republic International Corp.	93	1,982
PMI Group Inc.	34	1,536
Potlatch Corp. (b)	15	649
Protective Life Corp.	28	1,326
Radian Group Inc.	32	1,740
Raymond James Financial Inc.	38	1,160
Rayonier Inc.	31	1,381
Regency Centers Corp.	28	1,966
SEI Investments Co.	50	1,458
StanCorp Financial Group Inc.	21	1,115
SVB Financial Group (c)	14	728
TCF Financial Corp. (b)	45	1,263
UDR Inc. (b)	55	1,443
Unitrin Inc.	16	785
Waddell & Reed Financial Inc. - Class A	34	891
Washington Federal Inc. (b)	36	868
Webster Financial Corp.	22	956
Weingarten Realty Investors (b)	30	1,230
WestAmerica Bancorp (b)	12	528
Wilmington Trust Corp.	27	1,132
WR Berkley Corp.	68	2,225
		79,149
HEALTH CARE - 11.4%
Advanced Medical Optics Inc. (b) (c)	24	834
Affymetrix Inc. (b) (c)	28	691
Apria Healthcare Group Inc. (b) (c)	17	502
Beckman Coulter Inc. (b)	25	1,615
Cephalon Inc. (b) (c)	26	2,128
Cerner Corp. (b) (c)	26	1,438
Charles River Laboratories International Inc. (b) (c)	27	1,369
Community Health Systems Inc. (c)	37	1,507
Covance Inc. (b) (c)	25	1,736
Cytyc Corp. (b) (c)	46	1,996
DENTSPLY International Inc.	61	2,346
Edwards Lifesciences Corp. (b) (c)	23	1,137
Endo Pharmaceuticals Holdings Inc. (c)	54	1,851

Gen-Probe Inc. (c)	21	1,253
Health Management Associates Inc. (b)	96	1,091
Health Net Inc. (c)	45	2,380
Henry Schein Inc. (b) (c)	35	1,895
Hillenbrand Industries Inc.	25	1,619
Intuitive Surgical Inc. (b) (c)	15	2,078
Invitrogen Corp. (b) (c)	19	1,375
Kindred Healthcare Inc. (b) (c)	13	392
LifePoint Hospitals Inc. (c)	23	904
Lincare Holdings Inc. (c)	35	1,382
Medics Pharmaceutical Corp. (b)	23	690
Millennium Pharmaceuticals Inc. (b) (c)	126	1,331
Omnicare Inc. (b)	48	1,734
Par Pharmaceutical Cos. Inc. (b) (c)	14	397
PDL BioPharma Inc. (b) (c)	46	1,069
Perrigo Co. (b)	31	614
Pharmaceutical Product Development Inc.	41	1,573
Psychiatric Solutions Inc. (c)	22	796
Resmed Inc. (b) (c)	30	1,255
Sepracor Inc. (b) (c)	44	1,822
STERIS Corp.	26	789
Techne Corp. (c)	16	899
Triad Hospitals Inc. (c)	36	1,916
Universal Health Services Inc.	21	1,318
Valeant Pharmaceutical International (b)	37	610
Varian Inc. (c)	12	681
VCA Antech Inc. (b) (c)	33	1,249
Ventana Medical Systems Inc. (b) (c)	13	1,015
Vertex Pharmaceuticals Inc. (b) (c)	51	1,457
WellCare Health Plans Inc. (b) (c)	13	1,216
		55,950
INDUSTRIALS - 15.1%
AGCO Corp. (c)	37	1,606
AirTran Holdings Inc. (b) (c)	37	402
Alaska Air Group Inc. (b) (c)	17	470
Alexander & Baldwin Inc. (b)	17	904
Alliant Techsystems Inc. (c)	13	1,295
Ametek Inc.	43	1,706
Avis Budget Group Inc. (c)	40	1,146
Brink’s Co. (b)	19	1,194
Carlisle Cos. Inc.	24	1,125
ChoicePoint Inc. (c)	30	1,293
Con-Way Inc.	19	937
Copart Inc. (c)	29	884
Corporate Executive Board Co. (b)	15	993
Crane Co.	21	944
Deluxe Corp.	20	832
Donaldson Co. Inc.	27	976
DRS Technologies Inc.	16	942

Dun & Bradstreet Corp.	24	2,489
Expeditors International Washington Inc.	86	3,557
Fastenal Co. (b)	51	2,117
Federal Signal Corp.	20	324
Flowserve Corp.	23	1,643
GATX Corp. (b)	21	1,036
Graco Inc. (b)	27	1,091
Granite Construction Inc.	14	886
Harsco Corp.	33	1,730
Herman Miller Inc. (b)	26	817
HNI Corp. (b)	19	780
Hubbell Inc. - Class B (b)	24	1,293
Jacobs Engineering Group Inc. (c)	48	2,739
JB Hunt Transport Services Inc. (b)	42	1,222
JetBlue Airways Corp. (b) (c)	71	832
Joy Global Inc. (b)	44	2,571
KBR Inc. (c)	66	1,741
Kelly Services Inc. - Class A	8	215
Kennametal Inc.	15	1,262
Korn/Ferry International (c)	19	511
Lincoln Electric Holdings Inc.	17	1,288
Manpower Inc.	34	3,162
Mine Safety Appliances Co. (b)	12	521
MSC Industrial Direct Co. - Class A (b)	21	1,177
Navigant Consulting Inc. (b) (c)	20	379
Nordson Corp.	13	672
Oshkosh Truck Corp. (b)	29	1,841
Pentair Inc. (b)	40	1,526
Quanta Services Inc. (b) (c)	47	1,438
Republic Services Inc. - Class A	68	2,081
Rollins Inc. (b)	11	260
Roper Industries Inc.	35	2,024
Sequa Corp. - Class A (c)	3	303
SPX Corp. (b)	24	2,114
Stericycle Inc. (b) (c)	36	1,596
Teleflex Inc.	16	1,273
Thomas & Betts Corp. (c)	20	1,182
Timken Co.	37	1,353
Trinity Industries Inc. (b)	32	1,379
United Rentals Inc. (b) (c)	27	884
Werner Enterprises Inc. (b)	20	406
YRC Worldwide Inc. (b) (c)	23	845
		74,209
INFORMATION TECHNOLOGY - 15.4%
3Com Corp. (c)	162	667
Activision Inc. (c)	101	1,879
Acxiom Corp.	27	725
ADC Telecommunications Inc. (c)	47	862
ADTRAN Inc. (b)	25	637

Advent Software Inc. (c)	8	265
Alliance Data Systems Corp. (c)	27	2,058
Amphenol Corp. - Class A	72	2,557
Andrew Corp. (c)	64	918
Arrow Electronics Inc. (c)	50	1,904
Atmel Corp. (c)	175	971
Avnet Inc. (c)	52	2,054
Avocent Corp. (b) (c)	21	610
BISYS Group Inc. (b) (c)	48	570
Cadence Design Systems Inc. (c)	113	2,475
CDW Corp. (c)	24	2,076
Ceridian Corp. (c)	57	1,993
CheckFree Corp. (b) (c)	35	1,392
CommScope Inc. (b) (c)	24	1,391
Cree Inc. (b) (c)	33	865
CSG Systems International Inc. (c)	18	468
Cypress Semiconductor Corp. (b) (c)	65	1,518
Diebold Inc.	26	1,359
Digital River Inc. (b) (c)	17	772
DST Systems Inc. (b) (c)	22	1,735
Dycom Industries Inc. (c)	17	509
F5 Networks Inc. (c)	17	1,346
Fair Isaac Corp.	23	936
Fairchild Semiconductor International Inc. (b) (c)	50	974
Gartner Inc. - Class A (b) (c)	21	514
Global Payments Inc.	27	1,076
Harris Corp.	54	2,946
Imation Corp.	14	519
Ingram Micro Inc. - Class A (c)	58	1,255
Integrated Device Technology Inc. (c)	78	1,195
International Rectifier Corp. (b) (c)	29	1,082
Intersil Corp.	55	1,727
Jack Henry & Associates Inc. (b)	31	800
Kemet Corp. (b) (c)	34	241
Lam Research Corp. (b) (c)	55	2,840
Lattice Semiconductor Corp. (b) (c)	47	270
Macrovision Corp. (c)	21	630
McAfee Inc. (c)	64	2,263
Mentor Graphics Corp. (b) (c)	34	450
Micrel Inc.	22	284
Microchip Technology Inc. (b)	87	3,221
MoneyGram International Inc.	34	939
MPS Group Inc. (c)	40	532
National Instruments Corp.	22	720
Palm Inc. (b) (c)	41	650
Parametric Technology Corp. (c)	45	979
Plantronics Inc. (b)	20	514
Polycom Inc. (c)	36	1,216
Powerwave Technologies Inc. (b) (c)	53	354

RF Micro Devices Inc. (b) (c)	80	501
Semtech Corp. (b) (c)	29	510
Silicon Laboratories Inc. (c)	22	754
SRA International Inc. - Class A (c)	17	427
Sybase Inc. (b) (c)	38	897
Synopsys Inc. (c)	59	1,554
Tech Data Corp. (c)	22	851
Transaction Systems Architects Inc. (c)	15	509
Triquint Semiconductor Inc. (b) (c)	54	273
UTStarcom Inc. (b) (c)	40	225
ValueClick Inc. (b) (c)	39	1,162
Vishay Intertechnology Inc. (c)	73	1,161
Western Digital Corp. (c)	89	1,723
Wind River Systems Inc. (c)	30	327
Zebra Technologies Corp. (b) (c)	28	1,084
		75,661
MATERIALS - 6.5%
Airgas Inc.	31	1,491
Albemarle Corp.	31	1,206
Bowater Inc. (b)	23	565
Cabot Corp. (b)	26	1,221
Carpenter Technology Corp.	10	1,290
Chemtura Corp.	98	1,090
Commercial Metals Co.	47	1,581
Cytec Industries Inc.	17	1,070
Ferro Corp. (b)	17	434
Florida Rock Industries Inc.	20	1,320
FMC Corp.	15	1,357
Louisiana-Pacific Corp. (b)	43	806
Lubrizol Corp.	27	1,767
Lyondell Chemical Co.	86	3,202
Martin Marietta Materials Inc.	18	2,869
Minerals Technologies Inc. (b)	8	531
Olin Corp. (b)	29	601
Packaging Corp.	33	841
Reliance Steel & Aluminum Co. (b)	26	1,436
RPM International Inc. (b)	47	1,096
Scotts Miracle-Gro Co. (b)	18	762
Sensient Technologies Corp. (b)	19	495
Sonoco Products Co.	39	1,686
Steel Dynamics Inc. (b)	35	1,448
Valspar Corp.	41	1,156
Worthington Industries Inc. (b)	28	602
		31,923
TELECOMMUNICATION SERVICES - 0.8%
Cincinnati Bell Inc. (c)	99	570
NeuStar Inc. - Class A (b) (c)	26	746
Telephone & Data Systems Inc.	42	2,623
		3,939

UTILITIES - 7.1%
AGL Resources Inc.	31	1,247
Alliant Energy Corp.	47	1,821
Aqua America Inc. (b)	53	1,185
Aquila Inc. (c)	149	610
Black Hills Corp. (b)	15	593
DPL Inc. (b)	45	1,270
Energy East Corp.	62	1,621
Equitable Resources Inc.	49	2,428
Great Plains Energy Inc. (b)	35	1,013
Hawaiian Electric Industries Inc. (b)	33	784
IDACORP Inc. (b)	17	542
MDU Resources Group Inc.	73	2,047
National Fuel Gas Co. (b)	33	1,420
Northeast Utilities	62	1,765
NSTAR	42	1,373
OGE Energy Corp.	36	1,326
Oneok Inc.	45	2,251
Pepco Holdings Inc.	78	2,187
PNM Resources Inc. (b)	30	846
Puget Energy Inc.	46	1,123
SCANA Corp.	47	1,801
Sierra Pacific Resources (c)	88	1,538
Vectren Corp. (b)	31	838
Westar Energy Inc. (b)	35	852
WGL Holdings Inc. (b)	19	622
Wisconsin Energy Corp.	47	2,084
		35,187

Total Common Stocks (cost $395,408)		481,864

SHORT TERM INVESTMENTS - 32.6%
Mutual Funds - 2.0%
JNL Money Market Fund, 5.18% (a) (h)	9,975	9,975

Securities Lending Collateral - 30.5%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	150,195	150,195

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.61%, 09/20/07 (m)	$420	416

Total Short Term Investments (cost $160,586)		160,586

Total Investments - 130.4% (cost $555,994)		642,450

Other Assets and Liabilities, Net - (30.4%)		(149,632)

Total Net Assets - 100%		$492,818

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 10.0%
Abercrombie & Fitch Co. - Class A	4	$297
Amazon.com Inc. (b) (c)	15	1,020
Apollo Group Inc. - Class A (c)	7	394
AutoNation Inc. (b) (c)	7	153
AutoZone Inc. (c)	2	303
Bed Bath & Beyond Inc. (b) (c)	12	448
Best Buy Co. Inc.	18	861
Big Lots Inc. (b) (c)	5	135
Black & Decker Corp.	3	265
Brunswick Corp.	4	129
Carnival Corp.	21	1,034
CBS Corp. - Class B	35	1,169
Centex Corp.	6	252
Circuit City Stores Inc.	6	84
Clear Channel Communications Inc.	23	857
Coach Inc. (c)	18	846
Comcast Corp. - Class A (c)	148	4,157
Darden Restaurants Inc.	7	295
Dillard’s Inc. - Class A	3	90
DirecTV Group Inc. (c)	37	856
Dollar General Corp.	15	332
Dow Jones & Co. Inc.	3	187
DR Horton Inc. (b)	12	249
Eastman Kodak Co. (b)	13	362
EW Scripps Co.	5	207
Family Dollar Stores Inc. (b)	7	245
Ford Motor Co. (b)	86	813
Fortune Brands Inc. (b)	7	572
Gannett Co. Inc.	11	589
Gap Inc.	24	458
General Motors Corp.	27	1,026
Genuine Parts Co.	8	384
Goodyear Tire & Rubber Co. (b) (c)	10	365
H&R Block Inc.	15	344
Harley-Davidson Inc.	12	700
Harman International Industries Inc.	3	346
Harrah’s Entertainment Inc.	8	724
Hasbro Inc.	8	237
Hilton Hotels Corp.	18	592
Home Depot Inc.	93	3,663
InterActiveCorp (b) (c)	11	365
International Game Technology	16	644
Interpublic Group of Cos. Inc. (b) (c)	21	244
J.C. Penney Co. Inc.	10	740
Johnson Controls Inc.	9	1,095

Jones Apparel Group Inc.	5	139
KB Home (b)	4	153
Kohl’s Corp. (c)	15	1,060
Leggett & Platt Inc.	8	167
Lennar Corp. (b)	6	232
Limited Brands Inc. (b)	16	433
Liz Claiborne Inc. (b)	5	187
Lowe’s Cos. Inc.	72	2,200
Macy’s Inc.	24	938
Marriott International Inc. - Class A	15	646
Mattel Inc.	18	454
McDonald’s Corp.	57	2,883
McGraw-Hill Cos. Inc.	16	1,082
Meredith Corp.	2	139
New York Times Co. - Class A (b)	6	155
Newell Rubbermaid Inc.	13	373
News Corp. Inc. - Class A	111	2,352
Nike Inc. - Class B (b)	18	1,060
Nordstrom Inc. (b)	10	516
Office Depot Inc. (c)	14	414
OfficeMax Inc.	4	138
Omnicom Group Inc.	16	842
Polo Ralph Lauren Corp.	3	292
Pulte Homes Inc. (b)	10	218
RadioShack Corp. (b)	7	238
Sears Holdings Corp. (c)	4	638
Sherwin-Williams Co.	5	341
Snap-On Inc.	3	163
Stanley Works	4	241
Staples Inc.	33	780
Starbucks Corp. (c)	34	890
Starwood Hotels & Resorts Worldwide Inc.	10	695
Target Corp.	41	2,577
Tiffany & Co. (b)	7	371
Time Warner Inc.	179	3,765
TJX Cos. Inc.	21	574
Tribune Co.	7	216
VF Corp.	4	370
Viacom Inc. - Class B (c)	33	1,371
Walt Disney Co.	93	3,190
Wendy’s International Inc. (b)	5	181
Whirlpool Corp.	4	395
Wyndham Worldwide Corp. (c)	8	297
Yum! Brands Inc.	25	824
		64,318
CONSUMER STAPLES - 9.2%
Altria Group Inc.	100	7,000
Anheuser-Busch Cos. Inc.	36	1,889
Archer-Daniels-Midland Co.	31	1,035

Avon Products Inc.	21	776
Brown-Forman Corp. - Class B (b)	4	266
Campbell Soup Co.	10	397
Clorox Co.	7	443
Coca-Cola Co.	95	4,991
Coca-Cola Enterprises Inc. (b)	13	301
Colgate-Palmolive Co.	24	1,584
ConAgra Foods Inc.	23	617
Constellation Brands Inc. - Class A (c)	10	235
Costco Wholesale Corp.	21	1,251
CVS Corp. (b)	73	2,677
Dean Foods Co.	6	205
Estee Lauder Cos. Inc.	6	272
General Mills Inc.	17	971
Hershey Co.	8	398
HJ Heinz Co.	15	714
Kellogg Co.	11	590
Kimberly-Clark Corp.	22	1,458
Kraft Foods Inc. - Class A	76	2,690
Kroger Co.	33	919
McCormick & Co. Inc.	7	262
Molson Coors Brewing Co.	3	233
Pepsi Bottling Group Inc.	6	189
PepsiCo Inc.	77	5,016
Procter & Gamble Co.	149	9,138
Reynolds American Inc. (b)	8	515
Safeway Inc.	20	689
Sara Lee Corp.	34	596
SUPERVALU Inc.	10	445
SYSCO Corp.	30	978
Tyson Foods Inc.	11	256
UST Inc. (b)	7	392
Walgreen Co.	48	2,076
Wal-Mart Stores Inc.	115	5,536
Whole Foods Market Inc. (b)	7	261
WM Wrigley Jr. Co.	10	549
		58,810
ENERGY - 10.7%
Anadarko Petroleum Corp.	22	1,155
Apache Corp.	16	1,292
Baker Hughes Inc.	15	1,288
BJ Services Co.	13	377
Chesapeake Energy Corp. (b)	19	660
Chevron Corp.	102	8,587
ConocoPhillips	78	6,089
Consol Energy Inc.	8	386
Devon Energy Corp.	21	1,662
El Paso Corp.	32	560
ENSCO International Inc. (b)	7	442

EOG Resources Inc.	12	858
Exxon Mobil Corp.	267	22,391
Halliburton Co.	45	1,541
Hess Corp.	12	729
Marathon Oil Corp.	33	1,960
Murphy Oil Corp.	9	549
Nabors Industries Ltd. (c)	13	435
National Oilwell Varco Inc. (c)	9	889
Noble Corp.	6	599
Occidental Petroleum Corp.	40	2,298
Peabody Energy Corp. (b)	13	626
Rowan Cos. Inc. (b)	5	219
Schlumberger Ltd.	56	4,753
Smith International Inc. (b)	9	532
Spectra Energy Corp.	30	789
Sunoco Inc.	6	476
Transocean Inc. (c)	14	1,438
Valero Energy Corp.	26	1,911
Weatherford International Ltd. (c)	16	895
Williams Cos. Inc.	29	909
XTO Energy Inc.	18	1,104
		68,399
FINANCIALS - 20.6%
ACE Ltd.	15	933
AFLAC Inc.	23	1,203
Allstate Corp.	29	1,782
AMBAC Financial Group Inc.	5	436
American Express Co.	57	3,457
American International Group Inc.	123	8,616
Ameriprise Financial Inc.	11	682
Aon Corp.	14	606
Apartment Investment & Management Co.	4	222
Archstone-Smith Trust	11	643
Assurant Inc.	5	273
AvalonBay Communities Inc.	4	430
Bank of America Corp.	210	10,288
Bank of New York Co. Inc. (b) (c)	36	1,496
BB&T Corp.	26	1,058
Bear Stearns Cos. Inc.	5	760
Boston Properties Inc.	5	555
Capital One Financial Corp.	20	1,547
CB Richard Ellis Group Inc. - Class A (c)	8	307
Charles Schwab Corp.	47	961
Chicago Mercantile Exchange Holdings Inc.	2	912
Chubb Corp.	19	1,008
Cincinnati Financial Corp.	8	343
CIT Group Inc.	9	500
Citigroup Inc.	235	12,028
Comerica Inc. (b)	8	458

Commerce Bancorp Inc. (b)	9	315
Compass Bancshares Inc.	6	410
Countrywide Financial Corp. (b)	28	1,013
Developers Diversified Realty Corp.	6	307
E*Trade Financial Corp. (c)	20	443
Equity Residential	13	609
Fannie Mae	46	3,023
Federated Investors Inc. - Class B	4	154
Fifth Third Bancorp	25	1,010
First Horizon National Corp. (b)	6	224
Franklin Resources Inc.	8	1,012
Freddie Mac	32	1,917
General Growth Properties Inc.	10	551
Genworth Financial Inc. - Class A (b)	20	692
Goldman Sachs Group Inc.	19	4,205
Hartford Financial Services Group Inc.	15	1,490
Host Hotels & Resorts Inc.	24	550
Hudson City Bancorp Inc. (b)	24	290
Huntington Bancshares Inc. (b)	12	281
Janus Capital Group Inc. (b)	8	225
JPMorgan Chase & Co.	162	7,851
KeyCorp	18	629
Kimco Realty Corp.	10	393
Legg Mason Inc.	6	632
Lehman Brothers Holdings Inc.	25	1,892
Lincoln National Corp.	13	926
Loews Corp.	21	1,048
M&T Bank Corp.	4	403
Marsh & McLennan Cos. Inc.	25	779
Marshall & Ilsley Corp.	13	603
MBIA Inc. (b)	6	384
Mellon Financial Corp. (a)	19	833
Merrill Lynch & Co. Inc.	41	3,460
MetLife Inc.	35	2,277
MGIC Investment Corp. (b)	4	213
Moody’s Corp.	11	666
Morgan Stanley	50	4,199
National City Corp. (b)	28	924
Northern Trust Corp.	9	553
Plum Creek Timber Co. Inc.	8	337
PNC Financial Services Group Inc.	17	1,182
Principal Financial Group Inc.	12	717
Progressive Corp.	34	803
Prologis	12	664
Prudential Financial Inc.	22	2,165
Public Storage Inc.	6	427
Regions Financial Corp. (b)	33	1,103
Safeco Corp.	5	329
Simon Property Group Inc.	11	996

SLM Corp.	20	1,135
Sovereign Bancorp Inc. (b)	18	380
State Street Corp.	16	1,103
SunTrust Banks Inc. (b)	17	1,461
Synovus Financial Corp. (b)	15	468
T. Rowe Price Group Inc.	12	627
Torchmark Corp.	4	287
Travelers Cos. Inc.	31	1,656
U.S. Bancorp	83	2,726
UnumProvident Corp.	16	407
Vornado Realty Trust	6	692
Wachovia Corp.	91	4,657
Washington Mutual Inc.	42	1,778
Wells Fargo & Co.	159	5,576
XL Capital Ltd. - Class A	9	761
Zions Bancorp	5	388
		131,715
HEALTH CARE - 11.5%
Abbott Laboratories	73	3,920
Aetna Inc.	25	1,221
Allergan Inc.	14	808
AmerisourceBergen Corp.	8	420
Amgen Inc. (c)	55	3,049
Applera Corp. - Applied Biosystems Group	10	292
Barr Laboratories Inc. (c)	5	246
Bausch & Lomb Inc.	3	184
Baxter International Inc.	31	1,751
Becton Dickinson & Co.	11	836
Biogen Idec Inc. (c)	16	880
Biomet Inc.	11	511
Boston Scientific Corp. (c)	57	874
Bristol-Myers Squibb Co.	94	2,954
Cardinal Health Inc.	18	1,284
Celgene Corp. (b) (c)	18	1,044
Cigna Corp.	14	740
Coventry Health Care Inc. (c)	7	418
CR Bard Inc.	5	390
Eli Lilly & Co.	47	2,624
Express Scripts Inc. (c)	12	619
Forest Laboratories Inc. (c)	14	659
Genzyme Corp. (c)	12	776
Gilead Sciences Inc. (c)	45	1,727
Hospira Inc. (c)	7	293
Humana Inc. (c)	8	504
IMS Health Inc.	9	288
Johnson & Johnson	137	8,466
King Pharmaceuticals Inc. (c)	11	217
Laboratory Corp. of America Holdings (c)	6	441
Manor Care Inc. (b)	3	214

McKesson Corp.	14	805
Medco Health Solutions Inc. (c)	13	1,043
Medtronic Inc.	55	2,841
Merck & Co. Inc.	103	5,125
Millipore Corp. (b) (c)	3	217
Mylan Laboratories Inc.	11	204
Patterson Cos. Inc. (b) (c)	6	242
PerkinElmer Inc.	6	145
Pfizer Inc.	333	8,512
Quest Diagnostics Inc. (b)	7	375
Schering-Plough Corp.	71	2,160
St. Jude Medical Inc. (c)	16	670
Stryker Corp.	14	859
Tenet Healthcare Corp. (b) (c)	19	125
Thermo Electron Corp. (c)	20	1,046
UnitedHealth Group Inc.	64	3,258
Varian Medical Systems Inc. (c)	6	261
Waters Corp. (c)	5	290
Watson Pharmaceuticals Inc. (c)	5	152
WellPoint Inc. (c)	29	2,333
Wyeth	64	3,666
Zimmer Holdings Inc. (c)	11	965
		73,944
INDUSTRIALS - 11.3%
3M Corp.	34	2,973
Allied Waste Industries Inc. (b) (c)	12	156
American Standard Cos. Inc.	8	483
Avery Dennison Corp.	4	293
Boeing Co.	37	3,598
Burlington Northern Santa Fe Corp.	17	1,449
Caterpillar Inc.	30	2,387
CH Robinson Worldwide Inc.	8	415
Cintas Corp.	6	231
Cooper Industries Ltd. - Class A	8	473
CSX Corp.	21	946
Cummins Inc.	5	483
Danaher Corp. (b)	11	864
Deere & Co.	11	1,299
Dover Corp.	10	490
Eaton Corp.	7	637
Emerson Electric Co.	38	1,775
Equifax Inc.	7	331
FedEx Corp.	15	1,631
Fluor Corp.	4	450
General Dynamics Corp.	19	1,512
General Electric Corp.	488	18,664
Goodrich Corp.	6	342
Honeywell International Inc.	37	2,061
Illinois Tool Works Inc.	20	1,070

Ingersoll-Rand Co. Ltd. - Class A	15	796
ITT Corp.	8	580
L-3 Communications Holdings Inc.	6	570
Lockheed Martin Corp.	17	1,595
Masco Corp.	18	500
Monster Worldwide Inc. (c)	6	252
Norfolk Southern Corp.	19	991
Northrop Grumman Corp.	16	1,246
Paccar Inc.	12	1,036
Pall Corp.	6	256
Parker Hannifin Corp.	6	556
Pitney Bowes Inc.	10	487
Precision Castparts Corp.	7	804
Raytheon Co.	21	1,146
Robert Half International Inc.	8	281
Rockwell Automation Inc.	7	510
Rockwell Collins Inc.	8	542
RR Donnelley & Sons Co.	10	434
Ryder System Inc.	3	140
Southwest Airlines Co. (b)	38	570
Terex Corp. (c)	5	397
Textron Inc.	6	634
Tyco International Ltd. (c)	90	3,047
Union Pacific Corp.	13	1,489
United Parcel Service Inc. - Class B	50	3,674
United Technologies Corp.	47	3,353
Waste Management Inc.	24	951
WW Grainger Inc.	3	304
		72,154
INFORMATION TECHNOLOGY - 15.3%
Adobe Systems Inc. (c)	28	1,131
Advanced Micro Devices Inc. (b) (c)	25	361
Affiliated Computer Services Inc. - Class A (c)	5	309
Agilent Technologies Inc. (c)	19	734
Altera Corp.	17	382
Analog Devices Inc.	15	571
Apple Computer Inc. (c)	41	5,012
Applied Materials Inc.	65	1,297
Autodesk Inc. (c)	11	498
Automatic Data Processing Inc.	26	1,283
Avaya Inc. (c)	21	353
BMC Software Inc. (c)	10	318
Broadcom Corp. - Class A (c)	21	628
CA Inc.	19	495
Ciena Corp. (c)	5	172
Cisco Systems Inc. (c)	288	8,021
Citrix Systems Inc. (c)	8	282
Cognizant Technology Solutions Corp. (c)	7	490
Computer Sciences Corp. (c)	8	468

Compuware Corp. (c)	14	170
Convergys Corp. (c)	7	167
Corning Inc. (c)	75	1,916
Dell Inc. (c)	108	3,085
eBay Inc. (c)	54	1,738
Electronic Arts Inc. (c)	14	668
Electronic Data Systems Corp.	25	687
EMC Corp. (c)	99	1,786
Fidelity National Information Services Inc.	7	395
First Data Corp.	36	1,180
Fiserv Inc. (c)	8	445
Google Inc. - Class A (c)	10	5,420
Hewlett-Packard Co. (b)	124	5,547
Intel Corp.	276	6,550
International Business Machines Corp. (b)	65	6,822
Intuit Inc. (c)	16	483
Jabil Circuit Inc.	8	171
JDS Uniphase Corp. (b) (c)	9	114
Juniper Networks Inc. (c)	26	654
KLA-Tencor Corp. (b)	9	514
Lexmark International Inc. (c)	4	206
Linear Technology Corp. (b)	14	495
LSI Logic Corp. (c)	34	257
Maxim Integrated Products Inc.	14	479
MEMC Electronic Materials Inc. (c)	11	669
Micron Technology Inc. (b) (c)	37	467
Microsoft Corp.	399	11,763
Molex Inc.	6	185
Motorola Inc.	108	1,919
National Semiconductor Corp.	14	383
NCR Corp. (c)	8	435
Network Appliance Inc. (c)	18	531
Novell Inc. (b) (c)	20	153
Novellus Systems Inc. (b) (c)	6	162
Nvidia Corp. (c)	17	722
Oracle Corp. (c)	188	3,708
Paychex Inc.	15	606
QLogic Corp. (b) (c)	6	104
QUALCOMM Inc.	79	3,438
SanDisk Corp. (b) (c)	11	548
Solectron Corp. (c)	44	162
Sun Microsystems Inc. (c)	164	864
Symantec Corp. (c)	44	886
Tektronix Inc. (b)	4	139
Tellabs Inc. (c)	23	249
Teradyne Inc. (b) (c)	9	151
Texas Instruments Inc.	68	2,568
Unisys Corp. (c)	18	160
VeriSign Inc. (c)	12	396

Western Union Co.	37	775
Xerox Corp. (c)	44	813
Xilinx Inc.	15	399
Yahoo! Inc. (c)	58	1,567
		97,676
MATERIALS - 3.1%
Air Products & Chemicals Inc.	10	808
Alcoa Inc.	41	1,682
Allegheny Technologies Inc.	5	526
Ashland Inc.	3	213
Ball Corp.	5	264
Bemis Co. Inc.	4	149
Dow Chemical Co.	45	2,009
Eastman Chemical Co.	4	246
Ecolab Inc.	8	346
EI Du Pont de Nemours & Co.	44	2,236
Freeport-McMoRan Copper & Gold Inc. (b)	18	1,485
Hercules Inc. (c)	6	112
International Flavors & Fragrances Inc.	3	176
International Paper Co.	21	805
MeadWestvaco Corp.	8	296
Monsanto Co.	26	1,751
Newmont Mining Corp.	22	847
Nucor Corp.	14	807
Pactiv Corp. (c)	6	193
PPG Industries Inc.	8	579
Praxair Inc.	15	1,099
Rohm & Haas Co.	7	388
Sealed Air Corp.	8	262
Sigma-Aldrich Corp. (b)	6	246
Temple-Inland Inc.	5	333
United States Steel Corp.	5	584
Vulcan Materials Co. (b)	5	535
Weyerhaeuser Co.	11	852
		19,829
TELECOMMUNICATION SERVICES - 3.7%
Alltel Corp.	17	1,138
AT&T Inc.	292	12,131
CenturyTel Inc.	5	265
Citizens Communications Co. (b)	15	236
Embarq Corp.	7	429
Qwest Communications International Inc. (b) (c)	70	682
Sprint Nextel Corp.	138	2,850
Verizon Communications Inc.	138	5,674
Windstream Corp.	22	318
		23,723
UTILITIES - 3.5%
AES Corp. (c)	33	711
Allegheny Energy Inc. (c)	8	407

Ameren Corp. (b)	9	465
American Electric Power Co. Inc.	19	864
CenterPoint Energy Inc. (b)	15	254
CMS Energy Corp. (b)	10	178
Consolidated Edison Inc. (b)	13	597
Constellation Energy Group Inc.	8	716
Dominion Resources Inc.	17	1,446
DTE Energy Co.	8	391
Duke Energy Corp.	60	1,104
Dynegy Inc. (b) (c)	18	174
Edison International Inc.	15	835
Entergy Corp.	9	1,010
Exelon Corp.	32	2,326
FirstEnergy Corp. (b)	14	927
FPL Group Inc.	19	1,104
Integrys Energy Group Inc. (b)	4	186
KeySpan Corp.	8	349
Nicor Inc. (b)	2	75
NiSource Inc.	14	294
PG&E Corp.	16	721
Pinnacle West Capital Corp.	4	177
PPL Corp.	19	866
Progress Energy Inc. (b)	12	532
Public Service Enterprise Group Inc.	12	1,064
Questar Corp.	8	431
Sempra Energy	12	709
Southern Co. (b)	36	1,234
TECO Energy Inc. (b)	9	151
TXU Corp.	22	1,476
Xcel Energy Inc. (b)	19	392
		22,166

Total Common Stocks (cost $495,593)		632,734

SHORT TERM INVESTMENTS - 8.9%
Mutual Funds - 1.1%
JNL Money Market Fund, 5.18% (a) (h)	7,021	7,021

Securities Lending Collateral - 7.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	50,082	50,082

U.S. Treasury Securities - 0.0%
U.S. Treasury Bill, 4.61%, 09/20/07 (m)	$320	317

Total Short Term Investments (cost $57,420)		57,420

Total Investments - 107.8% (cost $553,014)		690,154

Other Assets and Liabilities, Net - (7.8%)		(49,944)

Total Net Assets - 100%		$640,210

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 15.4%
1-800 Contacts Inc. (c)	2	$45
1-800-Flowers.com Inc. (c)	6	55
99 Cents Only Stores (b) (c)	12	163
Aaron Rents Inc. (b)	12	352
AC Moore Arts & Crafts Inc. (b) (c)	5	97
Aeropostale Inc. (b) (c)	13	555
AFC Enterprises Inc. (c)	7	120
Aftermarket Technology Corp. (c)	6	172
Ambassadors Group Inc.	4	147
Ambassadors International Inc. (b)	2	65
American Axle & Manufacturing Holdings Inc. (b)	12	343
American Greetings Corp.	15	416
Amerigon Inc. (c)	5	82
Ameristar Casinos Inc.	7	235
Applebee’s International Inc.	19	464
Arbitron Inc. (b)	8	399
Arctic Cat Inc.	3	57
ArvinMeritor Inc. (b)	18	410
Asbury Automotive Group Inc.	7	165
Audiovox Corp. (c)	4	53
Avatar Holdings Inc. (c)	2	119
Bally Technologies Inc. (b) (c)	14	358
Bassett Furniture Industries Inc.	2	23
Beasley Broadcast Group Inc. - Class A	1	8
Beazer Homes USA Inc.	10	249
Bebe Stores Inc. (b)	6	99
Belo Corp. (b)	22	450
Benihana Inc. - Class A (c)	2	49
Big 5 Sporting Goods Corp. (b)	6	143
BJ’s Restaurants Inc. (b) (c)	4	83
Blockbuster Inc. - Class A (b) (c)	49	213
Blue Nile Inc. (c)	3	208
Bluegreen Corp. (b) (c)	6	74
Blyth Inc.	7	178
Bob Evans Farms Inc.	9	341
Bon-Ton Stores Inc.	3	106
Books-A-Million Inc. (b)	3	59
Borders Group Inc. (b)	15	290
Bright Horizons Family Solutions Inc. (c)	7	270
Brookfield Homes Corp. (b)	3	87
Brown Shoe Co. Inc.	12	285
Buckle Inc. (b)	4	162
Buffalo Wild Wings Inc. (c)	4	173
Build-A-Bear Workshop Inc. (b) (c)	4	103
Building Material Holding Corp. (b)	7	100
Cabela’s Inc. - Class A (b) (c)	10	222
Cache Inc. (c)	3	40
California Pizza Kitchen Inc. (b) (c)	8	168

Callaway Golf Co. (b)	19	333
Capella Education Co. (c)	2	109
Carmike Cinemas Inc. (b)	4	85
Carrols Restaurant Group Inc. (c)	3	45
Carter’s Inc. (c)	15	392
Casual Male Retail Group Inc. (b) (c)	10	104
Catalina Marketing Corp.	9	297
Cato Corp. - Class A (b)	8	176
CBRL Group Inc. (b)	6	272
CEC Entertainment Inc. (c)	7	262
Champion Enterprises Inc. (b) (c)	20	198
Charlotte Russe Holding Inc. (c)	7	176
Charming Shoppes Inc. (b) (c)	32	347
Charter Communications Inc. - Class A (b) (c)	107	433
Cherokee Inc. (b)	2	79
Childrens Place Retail Stores Inc. (c)	6	301
Chipotle Mexican Grill Inc. (c)	8	667
Christopher & Banks Corp. (b)	10	165
Churchill Downs Inc. (b)	2	116
Cinemark Holdings Inc. (c)	6	113
Citadel Broadcasting Corp. (b)	47	304
Citi Trends Inc. (c)	3	124
CKE Restaurants Inc. (b)	16	327
CKX Inc. (b) (c)	10	138
Coinmach Service Corp.	7	93
Coinstar Inc. (c)	7	235
Columbia Sportswear Co. (b)	4	252
Conn’s Inc. (b) (c)	3	90
Cooper Tire & Rubber Co. (b)	16	440
Core-Mark Holding Co. Inc. (c)	3	100
Corinthian Colleges Inc. (b) (c)	22	366
Courier Corp.	3	115
Cox Radio Inc. - Class A (b) (c)	9	125
CPI Corp.	1	76
Crown Media Holdings Inc. (b) (c)	2	16
CSK Auto Corp. (b) (c)	12	212
CSS Industries Inc.	2	67
Cumulus Media Inc. - Class A (b) (c)	8	72
DEB Shops Inc.	1	29
Deckers Outdoor Corp. (b) (c)	3	334
Denny’s Corp. (c)	25	109
DeVry Inc. (b)	15	526
DG FastChannel Inc. (c)	3	54
Domino’s Pizza Inc.	11	207
Dover Downs Gaming & Entertainment Inc.	4	53
Dress Barn Inc. (c)	13	262
Drew Industries Inc. (c)	5	173
DSW Inc. (b) (c)	5	163
Eddie Bauer Holdings Inc. (c)	7	85

Emmis Communications Corp. - Class A (b)	10	90
Empire Resorts Inc. (b) (c)	1	9
Entercom Communications Corp. (b)	8	202
Entravision Communications Corp. (c)	18	186
Ethan Allen Interiors Inc. (b)	7	236
Exide Technologies (c)	14	128
Finish Line - Class A (b)	11	96
Fisher Communications Inc. (b) (c)	1	76
Fleetwood Enterprises Inc. (b) (c)	16	145
Fossil Inc. (b) (c)	11	333
Fred’s Inc. (b)	11	142
FTD Group Inc. (b)	5	85
Furniture Brands International Inc. (b)	12	172
Gaiam Inc. (b) (c)	3	64
GateHouse Media Inc.	4	81
Gaylord Entertainment Co. (b) (c)	11	566
Gemstar-TV Guide International Inc. (c)	66	324
Genesco Inc. (b) (c)	6	317
GenTek Inc. (c)	3	98
G-III Apparel Group Ltd. (c)	2	38
Global Sources Ltd. (c)	3	74
Glu Mobile Inc. (c)	2	26
Gray Television Inc.	13	116
Great Wolf Resorts Inc. (b) (c)	8	112
Group 1 Automotive Inc.	6	255
GSI Commerce Inc. (b) (c)	5	120
Guitar Center Inc. (c)	8	463
Gymboree Corp. (c)	9	339
Harris Interactive Inc. (c)	15	81
Haverty Furniture Cos. Inc. (b)	5	63
Hayes Lemmerz International Inc. (c)	25	131
Heelys Inc. (b) (c)	2	49
Helen Of Troy Ltd. (c)	8	211
Hibbett Sports Inc. (b) (c)	8	229
Home Solutions of America Inc. (b) (c)	12	73
Hooker Furniture Corp. (b)	3	60
HOT Topic Inc. (c)	11	118
Hovnanian Enterprises Inc. - Class A (b) (c)	10	162
Iconix Brand Group Inc. (b) (c)	13	295
IHOP Corp. (b)	5	254
Interactive Data Corp.	10	266
Interface Inc.	14	269
INVESTools Inc. (c)	14	137
iRobot Corp. (b) (c)	4	73
Isle of Capri Casinos Inc. (b) (c)	4	95
J Crew Group Inc. (c)	10	545
Jack in the Box Inc. (c)	8	572
Jackson Hewitt Tax Service Inc. (b)	8	236
Jakks Pacific Inc. (c)	7	202

Jamba Inc. (c)	13	123
Jo-Ann Stores Inc. (c)	6	184
JoS. A. Bank Clothiers Inc. (b) (c)	5	198
Journal Communications Inc. - Class A	13	163
K2 Inc. (c)	13	203
Kellwood Co. (b)	7	185
Kenneth Cole Productions Inc.	2	56
Keystone Automotive Industries Inc. (c)	4	182
Kimball International Inc. - Class B	6	90
Knology Inc. (c)	7	117
Krispy Kreme Doughnuts Inc. (b) (c)	15	138
K-Swiss Inc. - Class A	7	197
Lakes Entertainment Inc. (c)	6	67
Landry’s Restaurants Inc.	4	132
La-Z-Boy Inc. (b)	14	156
Leapfrog Enterprises Inc. (b) (c)	8	83
Lear Corp. (c)	20	712
Lee Enterprises Inc.	13	263
Libbey Inc.	3	64
Life Time Fitness Inc. (b) (c)	8	427
Lifetime Brands Inc. (b)	3	57
Lin TV Corp. (c)	8	144
Lincoln Educational Services Corp. (c)	1	20
Lithia Motors Inc. - Class A (b)	4	106
Live Nation Inc. (c)	18	393
LKQ Corp. (b) (c)	12	305
LodgeNet Entertainment Corp. (b) (c)	6	182
Lodgian Inc. (c)	5	82
M/I Homes Inc. (b)	3	86
Magna Entertainment Corp. (c)	9	27
Maidenform Brands Inc. (b) (c)	6	111
Marcus Corp.	6	148
Marine Products Corp. (b)	2	17
MarineMax Inc. (b) (c)	4	88
Martha Stewart Living Omnimedia Inc. (b)	6	108
Marvel Entertainment Inc. (b) (c)	14	357
Matthews International Corp. - Class A (b)	8	357
McCormick & Schmick’s Seafood Restaurants Inc. (c)	3	87
Media General Inc.	6	192
Mediacom Communications Corp. (b) (c)	14	139
Men’s Wearhouse Inc.	14	716
Meritage Corp. (b) (c)	7	181
Midas Inc. (c)	4	92
Modine Manufacturing Co.	9	194
Monaco Coach Corp. (b)	7	103
Monarch Casino & Resort Inc. (c)	3	83
Monro Muffler Inc.	3	106
Morgans Hotel Group Co. (b) (c)	5	117
Morningstar Inc. (c)	4	167

Morton’s Restaurant Group Inc. (c)	3	59
Movado Group Inc.	5	159
MTR Gaming Group Inc. (c)	6	99
Multimedia Games Inc. (b) (c)	7	84
National CineMedia Inc. (c)	11	312
National Presto Industries Inc.	1	79
Nautilus Inc. (b)	9	104
NetFlix Inc. (b) (c)	12	232
New York & Co. Inc. (b) (c)	6	66
Nexstar Broadcasting Group Inc. - Class A (c)	2	21
Noble International Ltd. (b)	3	57
Oakley Inc. (b)	7	188
O’Charleys Inc.	6	124
Orleans Homebuilders Inc. (b)	1	7
Overstock.com Inc. (c)	4	77
Oxford Industries Inc.	4	188
Pacific Sunwear of California Inc. (c)	18	399
Palm Harbor Homes Inc. (b) (c)	2	30
Papa John’s International Inc. (c)	6	162
Payless ShoeSource Inc. (b) (c)	17	531
PEP Boys-Manny Moe & Jack	11	221
Perry Ellis International Inc. (b) (c)	3	98
PetMed Express Inc. (c)	6	76
PF Chang’s China Bistro Inc. (b) (c)	7	242
Pier 1 Imports Inc.	24	200
Pinnacle Entertainment Inc. (c)	16	442
Playboy Enterprises Inc. - Class B (b) (c)	5	56
Polaris Industries Inc. (b)	9	500
Pomeroy IT Solutions Inc. (c)	1	9
Premier Exhibitions Inc. (c)	7	103
Pre-Paid Legal Services Inc. (c)	3	164
Priceline.com Inc. (b) (c)	10	674
Primedia Inc. (b) (c)	64	182
Princeton Review Inc. (c)	2	12
Private Media Group Ltd. (c)	3	6
Protection One Inc. (c)	1	18
Quicksilver Inc. (c)	32	454
Radio One Inc. (c)	20	143
Rare Hospitality International Inc. (b) (c)	8	215
Raser Technologies Inc. (b) (c)	7	54
RC2 Corp. (c)	5	218
RCN Corp. (c)	8	147
Reading International Inc. - Class A (c)	2	18
Red Robin Gourmet Burgers Inc. (c)	5	187
Regis Corp.	11	438
Rent-A-Center Inc. (c)	18	476
Retail Ventures Inc. (b) (c)	7	115
Riviera Holdings Corp. (b) (c)	3	113
Ruby Tuesday Inc.	14	370

Russ Berrie & Co. Inc. (c)	4	80
Ruth’s Chris Steak House (b) (c)	4	75
Saga Communications Inc. (c)	1	14
Salem Communications Corp. - Class A	2	23
Sally Beauty Holdings Inc. (c)	24	218
Sauer-Danfoss Inc.	2	70
Scholastic Corp. (c)	9	321
Sealy Corp. (b)	12	191
Select Comfort Corp. (b) (c)	14	221
Shiloh Industries Inc.	1	10
Shoe Carnival Inc. (c)	2	52
Shuffle Master Inc. (b) (c)	9	151
Shutterfly Inc. (c)	3	69
Sinclair Broadcast Group Inc. - Class A (b)	12	174
Six Flags Inc. (b) (c)	19	116
Skechers U.S.A. Inc. - Class A (c)	5	137
Skyline Corp.	2	47
Smith & Wesson Holding Corp. (b) (c)	8	133
Sonic Automotive Inc. (b)	8	233
Sonic Corp. (b) (c)	17	382
Sotheby’s Holdings - Class A (b)	17	797
Source Interlink Cos. Inc. (b) (c)	11	53
Spanish Broadcasting System - Class A (c)	11	47
Spartan Motors Inc.	8	128
Speedway Motorsports Inc.	4	154
Stage Stores Inc.	12	243
Stamps.com Inc. (c)	4	61
Standard Motor Products Inc.	4	61
Standard-Pacific Corp. (b)	17	294
Steak n Shake Co. (c)	8	125
Stein Mart Inc.	7	85
Steiner Leisure Ltd. (c)	4	217
Steinway Musical Instruments Inc.	2	78
Steven Madden Ltd.	6	192
Stewart Enterprises Inc. - Class A	28	215
Stoneridge Inc. (c)	2	29
Strattec Security Corp. (c)	1	31
Strayer Education Inc.	4	494
Stride Rite Corp.	9	184
Sturm Ruger & Co. Inc. (c)	5	73
Sun-Times Media Group Inc. (b)	17	92
Superior Industries International Inc. (b)	7	149
Syms Corp. (b) (c)	2	35
Syntax-Brillian Corp. (c)	12	57
Systemax Inc. (b)	3	61
Talbots Inc. (b)	6	150
Tarragon Corp. (c)	3	23
Tempur-Pedic International Inc.	21	556
Tenneco Automotive Inc. (c)	12	436

Texas Roadhouse Inc. - Class A (b) (c)	14	179
Timberland Co. - Class A (c)	12	308
TiVo Inc. (b) (c)	22	129
Town Sports International Holdings Inc. (c)	4	76
Triarc Cos. Inc. - Class B (b)	17	270
True Religion Apparel Inc. (c)	4	83
Trump Entertainment Resorts Inc. (b) (c)	9	111
Tuesday Morning Corp. (b)	8	97
Tupperware Brands Corp.	16	456
Tween Brands Inc. (b) (c)	8	354
Under Armour Inc. - Class A (b) (c)	6	292
UniFirst Corp.	3	145
Universal Electronics Inc. (c)	4	139
Universal Technical Institute Inc. (b) (c)	6	145
Vail Resorts Inc. (b) (c)	8	505
Valassis Communications Inc. (b) (c)	13	220
Value Line Inc.	-	10
ValueVision Media Inc. (c)	8	89
Vertrue Inc. (c)	2	103
Visteon Corp. (c)	33	269
Volcom Inc. (b) (c)	4	176
Warnaco Group Inc. (c)	12	470
WCI Communities Inc. (b) (c)	8	138
West Marine Inc. (b) (c)	4	51
Westwood One Inc. (b)	19	135
Wet Seal Inc. (b) (c)	20	121
Weyco Group Inc. (b)	2	48
Wilsons The Leather Experts Inc. (b) (c)	3	6
Winnebago Industries Inc. (b)	8	243
WMS Industries Inc. (c)	11	311
Wolverine World Wide Inc.	14	390
World Wrestling Entertainment Inc. (b)	6	103
WPT Enterprises Inc. (b) (c)	1	5
Xerium Technologies Inc.	4	30
Zale Corp. (b) (c)	13	314
Zumiez Inc. (b) (c)	4	168
		59,846
CONSUMER STAPLES – 2.9%
Alico Inc.	1	50
Alliance One International Inc. (c)	26	265
American Dairy Inc. (c)	2	30
American Oriental Bioengineering Inc. (b) (c)	12	106
Andersons Inc. (b)	4	182
Arden Group Inc. - Class A (b)	-	35
Boston Beer Co. Inc. - Class A (c)	3	112
Cal-Maine Foods Inc.	2	36
Casey’s General Stores Inc. (b)	13	356
Central Euro Distribution Corp. (b) (c)	9	329
Central Garden & Pet Co. (c)	1	17

Central Garden & Pet Co. - Class A (c)	17	202
Chattem Inc. (b) (c)	5	294
Chiquita Brands International Inc. (b) (c)	12	224
Coca-Cola Bottling Co. Consolidated (b)	1	65
Darling International Inc. (c)	22	197
Elizabeth Arden Inc. (c)	7	162
Farmer Brothers Co.	1	26
Flowers Foods Inc. (b)	13	441
Fresh Del Monte Produce Inc.	7	184
Great Atlantic & Pacific Tea Co. (b) (c)	5	175
Green Mountain Coffee Roasters Inc. (b) (c)	1	117
Hain Celestial Group Inc. (b) (c)	10	279
Imperial Sugar Co. (b)	3	94
Ingles Markets Inc. - Class A	3	98
Inter Parfums Inc.	2	59
J&J Snack Foods Corp.	3	130
Jones Soda Co. (b) (c)	7	101
Lancaster Colony Corp. (b)	6	245
Lance Inc. (b)	8	200
Longs Drug Stores Corp.	9	458
Mannatech Inc.	4	71
Maui Land & Pineapple Co. Inc. (b) (c)	1	45
MGP Ingredients Inc. (b)	3	51
Nash Finch Co. (b)	4	187
National Beverage Corp. (c)	2	25
Nu Skin Enterprises Inc.	13	216
Pantry Inc. (b) (c)	6	290
Parlux Fragrances Inc. (b) (c)	3	12
Pathmark Stores Inc. (c)	9	111
Peets Coffee & Tea Inc. (b) (c)	4	100
Performance Food Group Co. (c)	9	298
Pilgrim’s Pride Corp. - Class B	10	399
Playtex Products Inc. (c)	15	222
Prestige Brands Holdings Inc. (c)	8	105
PriceSmart Inc.	3	85
Ralcorp Holdings Inc. (b) (c)	7	373
Reddy Ice Holdings Inc. (b)	6	161
Revlon Inc. - Class A (b) (c)	30	42
Ruddick Corp.	11	330
Sanderson Farms Inc.	5	215
Seaboard Corp.	-	230
Spartan Stores Inc.	6	196
Spectrum Brands Inc. (b) (c)	11	76
Synutra International Inc. (c)	1	20
Tootsie Roll Industries Inc. (b)	9	263
Topps Co. Inc.	9	90
TreeHouse Foods Inc. (c)	8	221
United Natural Foods Inc. (b) (c)	12	309
Universal Corp. (b)	7	430

USANA Health Sciences Inc. (b) (c)	2	101
Vector Group Ltd. (b)	8	175
Village Super Market Inc.	1	36
WD-40 Co.	5	156
Weis Markets Inc.	3	130
Wild Oats Markets Inc. (c)	8	138
Winn-Dixie Stores Inc. (c)	9	259
		11,437
ENERGY - 5.3%
Allis-Chalmers Energy Inc. (b) (c)	7	161
Alon USA Energy Inc. (b)	3	131
Alpha Natural Resources Inc. (c)	17	352
Arena Resources Inc. (b) (c)	3	201
Arlington Tankers Ltd.	3	81
Atlas America Inc.	6	318
ATP Oil & Gas Corp. (b) (c)	5	263
Atwood Oceanics Inc. (b) (c)	7	485
Aventine Renewable Energy Holdings Inc. (c)	8	129
Basic Energy Services Inc. (c)	11	270
Berry Petroleum Co. - Class A (b)	10	385
Bill Barrett Corp. (b) (c)	8	280
Bois d’Arc Energy Inc. (b) (c)	4	70
BPZ Energy Inc. (c)	9	49
Brigham Exploration Co. (b) (c)	13	76
Bristow Group Inc. (b) (c)	5	260
Bronco Drilling Company Inc. (b) (c)	6	104
Cal Dive International Inc. (c)	6	104
Callon Petroleum Corp. (c)	6	82
CARBO Ceramics Inc. (b)	5	234
Carrizo Oil & Gas Inc. (b) (c)	6	257
Clayton Williams Energy Inc. (c)	1	27
Clean Energy Fuels Corp. (c)	3	32
Complete Production Services Inc. (b) (c)	11	286
Comstock Resources Inc. (b) (c)	12	355
Crosstex Energy Inc. (b)	10	274
Dawson Geophysical Co. (c)	2	129
Delek US Holdings Inc.	3	81
Delta Petroleum Corp. (b) (c)	18	358
Double Hull Tankers Inc.	4	68
Dril-Quip Inc. (c)	7	310
Edge Petroleum Corp. (b) (c)	8	109
Encore Acquisition Co. (b) (c)	14	382
Energy Infrastructure Acquisition Corp. (c)	4	40
Energy Partners Ltd. (c)	7	125
Evergreen Energy Inc. (b) (c)	20	122
EXCO Resources Inc. (b) (c)	16	278
FX Energy Inc. (c)	8	69
General Maritime Corp.	7	198
GeoGlobal Resources Inc. (b) (c)	8	43

Geokinetics Inc. (c)	1	38
GeoMet Inc. (b) (c)	4	32
GMX Resources Inc. (c)	3	92
Golar LNG Ltd.	9	150
Goodrich Petroleum Corp. (b) (c)	4	128
Grey Wolf Inc. (b) (c)	48	394
Gulf Island Fabrication Inc.	3	103
Gulfmark Offshore Inc. (c)	6	303
Gulfport Energy Corp. (c)	5	102
Hanover Compressor Co. (b) (c)	24	569
Harvest Natural Resources Inc. (b) (c)	10	123
Hercules Offshore Inc. (b) (c)	7	222
Horizon Offshore Inc. (c)	8	162
Hornbeck Offshore Services Inc. (c)	6	229
Input/Output Inc. (b) (c)	19	293
International Coal Group Inc. (b) (c)	31	184
Kayne Anderson Energy Development Co.	2	49
Knightsbridge Tankers Ltd.	4	117
Lufkin Industries Inc. (b)	4	249
Marathon Acquisition Corp. (c)	8	60
Mariner Energy Inc. (b) (c)	23	547
Markwest Hydrocarbon Inc.	2	101
Matrix Service Co. (b) (c)	6	155
McMoRan Exploration Co. (b) (c)	6	81
Meridian Resource Corp. (c)	21	62
NATCO Group Inc. (c)	4	207
Newpark Resources Inc. (b) (c)	23	181
NGP Capital Resources Co. (b)	5	88
Nova Biosource Fuels Inc. (c)	8	19
NTR Acquisition Co. (c)	6	55
Oil States International Inc. (b) (c)	13	525
Oilsands Quest Inc. (c)	28	69
Pacific Ethanol Inc. (b) (c)	9	121
Parallel Petroleum Corp. (b) (c)	10	228
Parker Drilling Co. (b) (c)	30	315
Penn Virginia Corp.	10	391
Petrohawk Energy Corp. (b) (c)	44	696
Petroleum Development Corp. (c)	4	188
PetroQuest Energy Inc. (c)	10	152
PHI Inc. (c)	4	120
Pioneer Drilling Co. (c)	13	191
PrimeEnergy Corp. (b) (c)	-	10
Rentech Inc. (c)	34	87
Rosetta Resources Inc. (b) (c)	13	290
RPC Inc. (b)	9	148
Ship Finance International Ltd.	8	242
Stone Energy Corp. (c)	7	250
Sulphco Inc. (b) (c)	8	27
Superior Offshore International Inc. (c)	2	32

Superior Well Services Inc. (b) (c)	3	88
Swift Energy Co. (c)	8	344
T-3 Energy Services Inc. (c)	1	41
Toreador Resources Corp. (b) (c)	3	52
Trico Marine Services Inc. (b) (c)	3	138
Tri-Valley Corp. (c)	4	30
TXCO Resources Inc. (b) (c)	9	89
U.S. BioEnergy Corp. (c)	4	40
Union Drilling Inc. (c)	4	65
Universal Compression Holdings Inc. (c)	8	564
Uranium Resources Inc. (c)	12	131
USEC Inc. (b) (c)	23	496
VAALCO Energy Inc. (c)	14	65
Venoco Inc. (c)	4	68
VeraSun Energy Corp. (b) (c)	9	123
Warren Resources Inc. (b) (c)	14	168
W-H Energy Services Inc. (c)	8	500
Whiting Petroleum Corp. (c)	10	388
Willbros Group Inc. (c)	7	200
World Fuel Services Corp. (b)	8	319
		20,664
FINANCIALS - 20.5%
1st Source Corp. (b)	3	76
21st Century Insurance Group	9	195
Abington Bancorp Inc.	1	13
ACA Capital Holdings Inc. (c)	2	29
Acadia Realty Trust (b)	8	215
Accredited Home Lenders Holding Co. (b) (c)	5	73
Advance America Cash Advance Centers Inc.	18	319
Advanta Corp. - Class B (b)	10	299
Affordable Residential Communities Inc. (b) (c)	13	150
Agree Realty Corp. (b)	2	59
Alabama National Bancorp (b)	4	274
Alesco Financial Inc.	12	101
Alexander’s Inc. (b) (c)	1	217
Alexandria Real Estate Equities Inc.	8	734
Alfa Corp. (b)	9	143
AMCORE Financial Inc. (b)	6	164
American Campus Communities Inc. (b)	6	163
American Equity Investment Life Holding Co. (b)	16	189
American Financial Realty Trust	34	348
American Home Mortgage Investment Corp. (b)	13	232
American Physicians Capital Inc. (c)	3	106
AmericanWest Bancorp	3	49
Ameris Bancorp (b)	3	78
Amerisafe Inc. (c)	4	77
AmTrust Financial Services Inc.	7	137
Anchor Bancorp Inc. (b)	5	132
Anthracite Capital Inc. (b)	15	175

Anworth Mortgage Asset Corp.	12	105
Apollo Investment Corp. (b)	26	556
Arbor Realty Trust Inc. (b)	3	80
Ares Capital Corp.	18	303
Argonaut Group Inc. (b)	9	274
Ashford Hospitality Trust Inc. (b)	29	339
Aspen Insurance Holdings Ltd.	23	640
Asset Acceptance Capital Corp. (b) (c)	5	83
Associated Estates Realty Corp.	3	46
Assured Guaranty Ltd.	18	518
Asta Funding Inc. (b)	3	128
Baldwin & Lyons Inc. - Class B (b)	1	34
BancFirst Corp. (b)	2	83
Banco Latinoamericano de Exportaciones SA	6	115
Bancorp Inc. (b) (c)	3	75
Bank Mutual Corp. (b)	15	167
Bank of the Ozarks Inc. (b)	3	96
BankAtlantic Bancorp Inc. - Class A	12	102
BankFinancial Corp. (b)	6	96
BankUnited Financial Corp. - Class A (b)	8	168
Banner Corp.	3	116
Berkshire Hills Bancorp Inc. (b)	2	76
Beverly Hills Bancorp Inc.	2	15
BFC Financial Corp. (c)	3	13
BioMed Realty Trust Inc. (b)	17	431
Boston Private Financial Holdings Inc. (b)	10	265
Bristol West Holdings Inc. (b)	4	100
Brookline Bancorp Inc. (b)	16	182
BRT Realty Trust	1	32
Bryn Mawr Bank Corp.	1	26
Calamos Asset Management Inc.	6	156
Capital City Bank Group Inc. (b)	3	102
Capital Corp. of the West (b)	2	50
Capital Lease Funding Inc. (b)	10	107
Capital Southwest Corp. (b)	1	117
Capital Trust Inc. - Class A (b)	4	120
Capitol Bancorp Ltd.	4	110
Cascade Bancorp (b)	6	137
Cash America International Inc. (b)	8	324
CastlePoint Holdings Ltd.	1	21
Cathay General Bancorp (b)	14	458
CBRE Realty Finance Inc.	7	84
Cedar Shopping Centers Inc. (b)	11	158
Centennial Bank Holdings Inc. (c)	14	122
Center Financial Corp.	3	54
Centerline Holding Co. (b)	14	243
Central Pacific Financial Corp.	9	281
CFS Bancorp Inc.	1	19
Chemical Financial Corp. (b)	7	177

Chittenden Corp.	12	417
Citizens & Northern Corp. (b)	2	30
Citizens Banking Corp. (b)	20	358
Citizens Inc. (c)	7	47
City Bank (b)	3	101
City Holdings Co.	5	187
Clayton Holdings Inc. (c)	3	33
Clifton Savings Bancorp Inc.	2	23
CNA Surety Corp. (c)	4	74
CoBiz Inc. (b)	5	82
Cohen & Steers Inc. (b)	4	179
Colony Bankcorp Inc. (b)	1	18
Columbia Banking System Inc.	4	123
Commerce Group Inc. (b)	14	477
Community Bancorp (c)	2	66
Community Bank System Inc.	8	154
Community Banks Inc. (b)	7	210
Community Trust Bancorp Inc. (b)	4	135
Compass Diversified Trust	5	84
CompuCredit Corp. (b) (c)	5	186
Consolidated-Tomoka Land Co. (b)	2	106
Corporate Office Properties Trust SBI MD (b)	10	414
Corus Bankshares Inc. (b)	10	172
Cousins Properties Inc. (b)	11	306
Cowen Group Inc. (c)	3	57
Crawford & Co. - Class B (b)	7	47
Credit Acceptance Corp. (b) (c)	1	39
Crescent Real Estate Equities Co. (b)	20	458
Crystal River Capital Inc. (b)	6	141
CVB Financial Corp. (b)	19	210
Darwin Professional Underwriters Inc. (c)	2	42
DCT Industrial Trust Inc. (b)	44	477
Deerfield Triarc Capital Corp. (b)	14	211
Delphi Financial Group (b)	11	456
Delta Financial Corp.	3	36
DiamondRock Hospitality Co. (b)	24	467
Digital Realty Trust Inc. (b)	14	520
Dime Community Bancshares Inc.	7	90
Dollar Financial Corp. (c)	4	118
Donegal Group Inc.	3	41
Downey Financial Corp. (b)	6	371
EastGroup Properties Inc.	7	286
Education Realty Trust Inc.	7	94
eHealth Inc. (b) (c)	3	55
EMC Insurance Group Inc. (b)	2	40
Employer Holdings Inc. (b)	14	295
Encore Capital Group Inc. (c)	3	34
Enstar Group Ltd. (c)	2	218
Enterprise Financial Services Corp.	2	44

Entertainment Properties Trust (b)	7	375
Epoch Holding Corp. (c)	2	30
Equity Inns Inc.	15	326
Equity Lifestyle Properties Inc.	5	281
Equity One Inc. (b)	9	242
EuroBancshares Inc. (c)	2	18
Evercore Partners Inc. - Class A	2	51
Extra Space Storage Inc. (b)	17	275
EZCORP Inc. - Class A (b) (c)	10	135
FBL Financial Group Inc. - Class A	4	141
FCStone Group Inc. (c)	1	71
Federal Agricultural Mortgage Corp. - Class C	3	86
FelCor Lodging Trust Inc.	17	435
Fieldstone Investment Corp. (b)	10	38
Financial Federal Corp. (b)	7	212
Financial Institutions Inc.	1	27
First Acceptance Corp. (b) (c)	5	49
First Bancorp / NC	3	61
First Bancorp / Puerto Rico	18	202
First Busey Corp. (b)	3	56
First Cash Financial Services Inc. (b) (c)	7	172
First Charter Corp.	9	183
First Commonwealth Financial Corp. (b)	19	210
First Community Bancorp Inc. (b)	6	352
First Community Bancshares Inc. (b)	3	81
First Financial Bancorp (b)	9	128
First Financial Bankshares Inc. (b)	5	210
First Financial Corp. (b)	3	99
First Financial Holdings Inc.	3	100
First Indiana Corp.	3	66
First Industrial Realty Trust Inc. (b)	12	454
First Merchants Corp. (b)	5	130
First Mercury Financial Corp. (c)	4	76
First Midwest Bancorp Inc.	13	470
First Niagara Financial Group Inc. (b)	28	365
First Place Financial Corp.	4	93
First Potomac Realty Trust (b)	6	147
First Regional Bancorp (c)	2	63
First Republic Bank	7	364
First South Bancorp Inc. (b)	2	55
First State Bancorp	5	113
FirstFed Financial Corp. (b) (c)	4	244
FirstMerit Corp. (b)	21	435
Flagstar Bancorp Inc. (b)	12	142
Flagstone Reinsurance Holdings Ltd. (c)	2	31
Flushing Financial Corp.	5	74
FNB Corp. (b)	16	263
FPIC Insurance Group Inc. (c)	3	115
Franklin Bank Corp. (b) (c)	7	100

Franklin Street Properties Corp. (b)	15	256
Freedom Acquisition Holding Inc. (c)	14	156
Fremont General Corp. (b)	19	202
Friedman Billings Ramsey Group Inc. - Class A	41	223
Frontier Financial Corp. (b)	10	230
Gamco Investors Inc. (b)	2	92
German American Bancorp	2	22
Getty Realty Corp. (b)	5	123
GFI Group Inc. (b) (c)	4	300
Glacier Bancorp Inc. (b)	14	278
Gladstone Capital Corp. (b)	3	65
Glimcher Realty Trust (b)	10	238
GMH Communities Trust (b)	10	95
Gramercy Capital Corp. (b)	5	145
Great American Financial Resource Inc. (b)	3	62
Great Southern Bancorp Inc. (b)	3	69
Greater Bay Bancorp	13	368
Greene County Bancshares Inc. (b)	2	75
Greenhill & Co. Inc. (b)	5	334
Greenlight Capital Re Ltd. (c)	2	37
Grubb & Ellis Co (c)	3	32
Hancock Holding Co. (b)	7	261
Hanmi Financial Corp.	11	189
Harleysville Group Inc.	4	134
Harleysville National Corp. (b)	8	135
Healthcare Realty Trust Inc. (b)	12	344
Heartland Financial USA Inc. (b)	3	76
Hercules Technology Growth Capital Inc.	5	64
Heritage Commerce Corp.	3	68
Hersha Hospitality Trust	11	132
HFF Inc. Class - A (b) (c)	5	77
Highland Hospitality Corp.	16	298
Highwoods Properties Inc. (b)	15	553
Hilb Rogal & Hobbs Co. (b)	10	407
Home Bancshares Inc.	3	73
Home Properties Inc. (b)	9	446
Horace Mann Educators Corp.	11	244
Horizon Financial Corp.	3	65
HouseValues Inc. (b) (c)	3	14
IBERIABANK Corp. (b)	3	151
Impac Mortgage Holdings Inc. (b)	18	85
Independence Holding Co.	1	30
Independent Bank Corp.	10	230
Infinity Property & Casualty Corp.	5	267
Information Services Group Inc. (c)	7	57
Inland Real Estate Corp. (b)	15	256
Innkeepers USA Trust (b)	11	201
Integra Bancorp	5	112
Interactive Brokers Group Inc. (c)	10	281

International Bancshares Corp. (b)	14	350
International Securities Exchange Inc. - Class A	10	654
Investors Bancorp Inc. (b) (c)	14	187
Investors Real Estate Trust (b)	13	132
IPC Holdings Ltd.	16	532
Irwin Financial Corp.	5	81
ITLA Capital Corp.	1	72
James River Group Inc. (b)	2	54
JER Investors Trust Inc.	7	102
Kansas City Life Insurance Co. (b)	1	28
KBW Inc. (c)	8	222
Kearny Financial Corp. (b)	5	71
Kite Realty Group Trust	6	106
KNBT Bancorp Inc.	7	107
Knight Capital Group Inc. (b) (c)	27	456
Kohlberg Capital Corp. (b)	4	81
LaBranche & Co. Inc. (b) (c)	15	107
Lakeland Bancorp Inc. (b)	4	50
Lakeland Financial Corp. (b)	3	61
LandAmerica Financial Group Inc. (b)	4	426
LaSalle Hotel Properties (b)	10	450
Lexington Corporate Properties Trust (b)	17	356
LTC Properties Inc.	6	140
Luminent Mortgage Capital Inc. (b)	13	128
Macatawa Bancorp (b)	4	59
MAF Bancorp Inc.	9	461
Maguire Properties Inc. (b)	10	344
MainSource Financial Group Inc. (b)	4	69
MarketAxess Holdings Inc. (c)	9	158
Max Capital Group Ltd.	16	442
MB Financial Inc.	8	275
MCG Capital Corp. (b)	16	255
Meadowbrook Insurance Group Inc. (c)	7	79
Medical Properties Trust Inc. (b)	13	175
Meruelo Maddux Properties Inc. (c)	11	94
MFA Mortgage Investments Inc. (b)	21	156
Mid-America Apartment Communities Inc. (b)	7	351
Midland Co.	3	135
Midwest Banc Holdings Inc. (b)	6	84
Mission West Properties Inc.	4	54
Montpelier Re Holdings Ltd.	29	536
Move Inc. (b) (c)	29	129
MVC Capital Inc.	6	106
Nara Bancorp Inc.	6	97
NASB Financial Inc. (b)	1	35
National Bankshares Inc.	1	18
National Financial Partners Corp. (b)	10	450
National Health Investors Inc.	6	192
National Health Realty Inc.	1	28

National Interstate Corp. (b)	2	40
National Penn Bancshares Inc. (b)	12	207
National Retail Properties Inc. (b)	18	394
National Western Life Insurance Co.	1	150
Nationwide Health Properties Inc. (b)	23	625
Navigators Group Inc. (c)	4	198
NBT Bancorp Inc. (b)	9	208
Nelnet Inc. - Class A	4	95
NewAlliance Bancshares Inc. (b)	30	444
Newcastle Investment Corp.	11	270
NewStar Financial Inc. (c)	3	41
NexCen Brands Inc. (c)	9	105
NorthStar Realty Finance Corp. (b)	16	205
Northwest Bancorp Inc. (b)	5	135
NovaStar Financial Inc. (b)	9	65
NYMAGIC Inc.	2	71
Oak Hill Financial Inc.	1	13
Ocwen Financial Corp. (b) (c)	10	129
Odyssey Re Holdings Corp. (b)	7	314
Ohio Casualty Corp.	15	669
Old National Bancorp (b)	17	286
Old Second Bancorp Inc.	4	107
Omega Financial Corp.	3	91
Omega Healthcare Investors Inc.	18	293
optionsXpress Holdings Inc. (b)	11	290
Oriental Financial Group	5	56
Origen Financial Inc.	3	19
Oritani Financial Corp. (c)	3	41
Pacific Capital Bancorp (b)	12	329
Park National Corp. (b)	3	282
Parkvale Financial Corp.	1	17
Parkway Properties Inc. (b)	4	195
Partners Trust Financial Group Inc.	11	120
Patriot Capital Funding Inc.	4	53
PennantPark Investment Corp.	4	57
Pennsylvania Commerce Bancorp Inc. (c)	-	8
Pennsylvania Real Estate Investment Trust (b)	8	369
Penson Worldwide Inc. (c)	4	92
Peoples Bancorp Inc.	2	60
PFF Bancorp Inc.	7	187
Phoenix Cos. Inc.	29	442
Pico Holdings Inc. (b) (c)	4	170
Pinnacle Financial Partners Inc. (b) (c)	4	114
Piper Jaffray Cos. (b) (c)	5	276
Platinum Underwriters Holdings Ltd.	15	538
PMA Capital Corp. (c)	8	82
Portfolio Recovery Associates Inc. (b)	4	266
Post Properties Inc. (b)	11	586
Potlatch Corp.	10	434

Preferred Bank	2	63
PremierWest Bancorp	-	-
Presidential Life Corp.	5	104
Primus Guaranty Ltd. (c)	12	125
PrivateBancorp Inc. (b)	5	141
ProAssurance Corp. (c)	9	479
Prospect Capital Corp.	4	73
Prosperity Bancshares Inc. (b)	10	317
Provident Bankshares Corp.	8	274
Provident Financial Holdings Inc.	1	24
Provident Financial Services Inc. (b)	17	272
Provident New York Bancorp	12	159
PS Business Parks Inc.	4	280
PXRE Group Ltd. (c)	16	72
QC Holdings Inc. (b)	1	22
Quadra Realty Trust Inc. (c)	5	61
RAIT Investment Trust (b)	16	425
RAM Holdings Ltd. (c)	4	58
Ramco-Gershenson Properties Trust	4	158
Realty Income Corp. (b)	26	655
Redwood Trust Inc. (b)	5	263
Renasant Corp. (b)	5	102
Republic Bancorp Inc. - Class A (b)	2	26
Republic Property Trust	7	85
Resource America Inc. - Class A	4	73
Resource Capital Corp. (b)	5	74
RLI Corp.	6	323
Rockville Financial Inc. (b)	2	24
Roma Financial Corp.	1	20
Royal Bancshares of Pennsylvania - Class A (b)	1	11
S&T Bancorp Inc. (b)	6	213
Safety Insurance Group Inc.	4	166
Sanders Morris Harris Group Inc. (b)	4	47
Sandy Spring Bancorp Inc.	4	137
Santander Bancorp	1	12
Saul Centers Inc. (b)	3	130
SCBT Financial Corp.	2	77
Scottish Re Group Ltd. (c)	14	70
SeaBright Insurance Holdings Inc. (c)	5	88
Seacoast Banking Corp. (b)	4	81
Security Bank Corp. (b)	4	85
Security Capital Assurance Ltd.	6	190
Selective Insurance Group (b)	14	381
Senior Housing Properties Trust	22	440
Sierra Bancorp	2	43
Signature Bank (c)	8	260
Simmons First National Corp. - Class A (b)	3	86
South Financial Group Inc.	19	434
Southern Community Financial Corp.	2	19

Southside Bancshares Inc. (b)	2	52
Southwest Bancorp Inc. (b)	4	92
Sovran Self Storage Inc. (b)	6	268
Spirit Finance Corp. (b)	28	413
Star Maritime Acquisition Corp. (b) (c)	5	63
State Auto Financial Corp.	4	127
Sterling Bancorp - NYS	5	88
Sterling Bancshares Inc.	21	233
Sterling Financial Corp. / PA	7	73
Sterling Financial Corp. / WA (b)	13	378
Stewart Information Services Corp.	4	178
Stifel Financial Corp. (b) (c)	4	237
Strategic Hotel Capital Inc. (b)	19	432
Suffolk Bancorp (b)	2	73
Summit Financial Group Inc. (b)	-	5
Sun Bancorp Inc. (c)	4	62
Sun Communities Inc.	5	136
Sunstone Hotel Investors Inc.	16	451
Superior Bancorp (b) (c)	9	96
Susquehanna Bancshares Inc.	14	311
SVB Financial Group (b) (c)	9	470
SWS Group Inc.	6	135
SY Bancorp Inc. (b)	3	62
Tanger Factory Outlet Centers Inc. (b)	9	320
Taylor Capital Group Inc.	2	47
Technology Investment Capital Corp. (b)	5	73
Tejon Ranch Co. (b) (c)	3	131
Texas Capital Bancshares Inc. (b) (c)	6	139
Thomas Properties Group Inc.	5	81
Thomas Weisel Partners Group Inc. (b) (c)	5	87
TierOne Corp.	5	145
Tompkins Trustco Inc.	2	74
Tower Group Inc.	5	168
TradeStation Group Inc. (c)	7	81
Triad Guaranty Inc. (b) (c)	3	131
Trico Bancshares (b)	3	68
TrustCo Bank Corp. (b)	21	211
Trustmark Corp.	13	328
U.S. Global Investors Inc.	2	54
UCBH Holdings Inc. (b)	26	475
UMB Financial Corp. (b)	8	296
Umpqua Holdings Corp. (b)	16	372
Union Bankshares Corp.	3	66
United America Indemnity Ltd. (c)	6	158
United Bankshares Inc.	9	297
United Capital Corp. (c)	-	13
United Community Banks Inc. (b)	10	252
United Community Financial Corp.	7	65
United Financial Bancorp Inc.	2	26

United Fire & Casualty Co.	6	204
United Security Bancshares / AL	1	24
United Security Bancshares / CA (b)	2	33
Universal American Financial Corp. (c)	11	226
Universal Health Realty Income Trust	3	104
Univest Corp. (b)	2	53
Urstadt Biddle Properties Inc. - Class A (b)	6	97
USB Holding Co. Inc.	4	67
U-Store-It Trust (b)	12	196
ViewPoint Financial Group	3	56
Virginia Commerce Bancorp (b) (c)	5	79
W Holding Co. Inc.	30	80
Waddell & Reed Financial Inc. - Class A	22	562
Washington Real Estate Investment Trust (b)	12	396
Washington Trust Bancorp	2	57
Wauwatosa Holdings Inc. (c)	2	34
WesBanco Inc. (b)	6	178
West Coast Bancorp (b)	4	136
WestAmerica Bancorp (b)	8	344
Western Alliance Bancorp (b) (c)	4	113
Westfield Financial Inc.	4	38
Wilshire Bancorp Inc.	3	43
Winston Hotels Inc.	9	130
Winthrop Realty Trust	11	76
Wintrust Financial Corp.	7	291
World Acceptance Corp. (c)	5	211
WP Stewart & Co. Ltd.	4	44
WSFS Financial Corp.	2	116
Yardville National Bancorp (b)	3	87
Zenith National Insurance Corp.	10	450
		79,591
HEALTH CARE - 11.6%
Abaxis Inc. (b) (c)	5	115
Abiomed Inc. (b) (c)	7	77
Acadia Pharmaceuticals Inc. (c)	8	116
Accuray Inc. (b) (c)	4	99
Acorda Therapeutics Inc. (c)	6	95
Adams Respiratory Therapeutics Inc. (b) (c)	9	351
Advanced Magnetics Inc. (b) (c)	4	214
Affymax Inc. (c)	1	36
Affymetrix Inc. (b) (c)	18	441
Air Methods Corp. (b) (c)	3	93
Akorn Inc. (c)	14	101
Albany Molecular Research Inc. (c)	6	93
Alexion Pharmaceuticals Inc. (b) (c)	9	420
Alexza Pharmaceuticals Inc. (c)	3	29
Align Technology Inc. (b) (c)	15	370
Alkermes Inc. (c)	27	387
Alliance Imaging Inc. (c)	5	46

Allos Therapeutics Inc. (c)	8	35
Allscripts Healthcare Solutions Inc. (b) (c)	14	365
Alnylam Pharmaceuticals Inc. (b) (c)	9	143
Alpharma Inc. - Class A (b)	12	306
Altus Pharmaceuticals Inc. (c)	6	65
Amedisys Inc. (b) (c)	7	259
America Service Group Inc. (c)	2	29
American Dental Partners Inc. (c)	3	68
American Medical Systems Holdings Inc. (b) (c)	19	347
AMERIGROUP Corp. (b) (c)	14	339
AMN Healthcare Services Inc. (c)	9	205
Amsurg Corp. (b) (c)	8	187
Analogic Corp. (b)	4	272
AngioDynamics Inc. (b) (c)	5	91
Animal Health International Inc. (c)	4	56
Applera Corp. - Celera Genomics Group (c)	21	264
Apria Healthcare Group Inc. (c)	12	336
Arena Pharmaceuticals Inc. (b) (c)	16	171
Ariad Pharmaceuticals Inc. (b) (c)	20	112
ArQule Inc. (c)	6	44
Array BioPharma Inc. (c)	12	142
Arrow International Inc.	6	234
ArthroCare Corp. (b) (c)	7	313
Aspect Medical Systems Inc. (b) (c)	4	64
Assisted Living Concepts Inc. (b) (c)	14	148
Auxilium Pharmaceuticals Inc. (c)	7	111
Barrier Therapeutics Inc. (c)	3	16
Beijing Med-Pharm Corp. (c)	5	57
Bentley Pharmaceuticals Inc. (b) (c)	6	74
Biodel Inc. (c)	1	25
Bioenvision Inc. (b) (c)	9	52
BioMarin Pharmaceutical Inc. (b) (c)	24	432
BioMimetic Therapeutics Inc. (c)	2	28
Bionovo Inc. (c)	9	33
Bio-Rad Laboratories Inc. - Class A (b) (c)	5	365
Bio-Reference Labs Inc. (b) (c)	3	81
Bradley Pharmaceuticals Inc. (c)	4	88
Bruker BioSciences Corp. (c)	15	134
Cadence Pharmaceuticals Inc. (c)	4	53
Caliper Life Sciences Inc. (b) (c)	8	37
Cambrex Corp.	8	101
Cantel Medical Corp. (c)	2	35
Capital Senior Living Corp. (b) (c)	7	63
Caraco Pharmaceutical Laboratories Ltd. (b) (c)	3	43
Cell Genesys Inc. (b) (c)	22	73
Centene Corp. (b) (c)	12	256
Cepheid Inc. (c)	15	215
Chemed Corp.	7	433
Computer Programs & Systems Inc. (b)	2	69

Conceptus Inc. (b) (c)	8	147
Conmed Corp. (c)	7	214
Corvel Corp. (c)	2	57
Cross Country Healthcare Inc. (c)	8	141
CryoLife Inc. (c)	5	60
Cubist Pharmaceuticals Inc. (b) (c)	15	296
CuraGen Corp. (c)	10	19
Cutera Inc. (c)	3	70
CV Therapeutics Inc. (b) (c)	16	205
Cyberonics Inc. (b) (c)	6	97
Cynosure Co. (c)	2	56
Cypress Bioscience Inc. (b) (c)	8	107
Cytokinetics Inc. (c)	8	42
CytRx Corp. (c)	22	70
Datascope Corp.	4	141
Dendreon Corp. (b) (c)	22	153
Digene Corp. (c)	5	320
Dionex Corp. (b) (c)	5	350
Discovery Laboratories Inc. (c)	22	62
DJO Inc. (b) (c)	6	239
Durect Corp. (b) (c)	18	67
Eclipsys Corp. (b) (c)	13	249
Emergency Medical Services (c)	2	77
Emergent BioSolutions Inc. (c)	2	17
Emeritus Corp. (b) (c)	1	39
Encysive Pharmaceuticals Inc. (b) (c)	14	25
Enzo Biochem Inc. (b) (c)	9	132
Enzon Pharmaceuticals Inc. (b) (c)	12	92
eResearch Technology Inc. (b) (c)	10	100
ev3 Inc. (b) (c)	4	72
ExacTech Inc. (c)	1	14
Exelixis Inc. (b) (c)	26	315
E-Z-Em-Inc. (c)	1	16
FoxHollow Technologies Inc. (c)	6	122
Genesis HealthCare Corp. (c)	5	346
Genomic Health Inc. (b) (c)	3	62
Gentiva Health Services Inc. (b) (c)	7	143
Geron Corp. (b) (c)	20	140
Greatbatch Inc. (c)	6	192
GTx Inc. (c)	4	62
Haemonetics Corp. (c)	7	361
Halozyme Therapeutics Inc. (c)	15	137
Hana Biosciences Inc. (b) (c)	7	12
Hansen Medical Inc. (c)	2	36
HealthExtras Inc. (b) (c)	8	236
HealthSouth Corp. (c)	20	369
HealthSpring Inc. (b) (c)	12	236
Healthways Inc. (b) (c)	9	429
HMS Holdings Corp. (c)	5	87

Hologic Inc. (b) (c)	14	767
Hooper Holmes Inc. (c)	1	4
Human Genome Sciences Inc. (b) (c)	36	322
Hythiam Inc. (b) (c)	9	74
ICU Medical Inc. (b) (c)	4	160
Idenix Pharmaceuticals Inc. (c)	5	30
Idevus Pharmaceuticals Inc. (c)	14	95
I-Flow Corp. (b) (c)	6	96
Illumina Inc. (b) (c)	14	578
Immucor Inc. (c)	18	497
Immunicon Corp. (c)	1	2
Immunogen Inc. (c)	3	17
Immunomedics Inc. (c)	15	62
Incyte Corp. (c)	21	127
Inspire Pharmaceuticals Inc. (c)	3	20
Insulet Corp. (c)	2	28
Integra LifeSciences Holdings Corp. (b) (c)	5	246
InterMune Inc. (b) (c)	7	189
Introgen Therapeutics Inc. (c)	3	11
Invacare Corp. (b)	8	142
inVentiv Health Inc. (b) (c)	8	277
Inverness Medical Innovations Inc. (b) (c)	12	615
Isis Pharmaceuticals Inc. (b) (c)	22	214
Javelin Pharmaceuticals Inc. (c)	8	52
Kendle International Inc. (c)	3	107
Kensey Nash Corp. (b) (c)	3	93
Keryx Biopharmaceuticals Inc. (b) (c)	11	104
Kindred Healthcare Inc. (b) (c)	8	247
Kosan Biosciences Inc. (c)	8	43
KV Pharmaceutical Co. - Class A (b) (c)	9	250
Kyphon Inc. (b) (c)	12	582
Landauer Inc.	3	128
Lannett Co. Inc. (c)	1	4
LCA-Vision Inc.	5	257
LHC Group Inc. (b) (c)	3	85
LifeCell Corp. (b) (c)	9	268
Ligand Pharmaceuticals Inc. - Class B	21	143
Luminex Corp. (b) (c)	10	124
Magellan Health Services Inc. (c)	10	477
MannKind Corp. (b) (c)	10	123
Martek Biosciences Corp. (c)	9	224
Matria Healthcare Inc. (b) (c)	6	173
Maxygen Inc. (c)	7	63
Medarex Inc. (b) (c)	32	460
MedCath Corp. (c)	3	83
Medical Action Industries Inc. (c)	4	70
Medicines Co. (c)	13	228
Medics Pharmaceutical Corp. (b)	14	438
Medivation Inc. (c)	6	112

Mentor Corp. (b)	10	406
Meridian Bioscience Inc.	10	222
Merit Medical Systems Inc. (c)	7	78
Metabolix Inc. (c)	4	95
MGI Pharma Inc. (c)	21	460
Micrus Endovascular Corp. (c)	3	79
Minrad International Inc. (c)	9	56
Molina Healthcare Inc. (c)	3	96
Momenta Pharmaceuticals Inc. (b) (c)	7	66
MWI Veterinary Supply Inc. (b) (c)	2	88
Myriad Genetics Inc. (b) (c)	11	421
Nabi Biopharmaceuticals (b) (c)	18	83
Nastech Pharmaceutical Co. Inc. (b) (c)	7	74
National Healthcare Corp.	2	81
Natus Medical Inc. (b) (c)	5	86
Nektar Therapeutics (b) (c)	23	220
NeoPharm Inc. (c)	4	4
Neurocrine Biosciences Inc. (b) (c)	10	108
Neurogen Corp. (c)	6	41
Nighthawk Radiology Holdings Inc. (b) (c)	5	85
Northfield Laboratories Inc. (b) (c)	6	8
Northstar Neuroscience Inc. (b) (c)	5	55
Noven Pharmaceuticals Inc. (c)	6	146
Nutraceutical International Corp. (c)	1	20
NuVasive Inc. (b) (c)	9	240
NxStage Medical Inc. (b) (c)	5	67
Obagi Medical Products Inc. (c)	2	35
Odyssey HealthCare Inc. (c)	9	113
Omnicell Inc. (b) (c)	8	169
OMRIX Biopharmaceuticals Inc. (c)	3	95
Onyx Pharmaceuticals Inc. (c)	12	332
Option Care Inc. (b)	7	109
OraSure Technologies Inc. (c)	14	111
Orchid Cellmark Inc. (b) (c)	4	19
Orexigen Therapeutics Inc. (c)	2	28
Orthofix International NV (c)	4	192
Orthologic Corp. (c)	6	8
Orthovita Inc. (c)	7	22
OSI Pharmaceuticals Inc. (b) (c)	15	538
Osiris Therapeutics Inc. (b) (c)	3	47
Owens & Minor Inc. (b)	11	385
Pain Therapeutics Inc. (b) (c)	10	85
Palomar Medical Technologies Inc. (b) (c)	5	158
Par Pharmaceutical Cos. Inc. (b) (c)	10	275
Parexel International Corp. (c)	7	298
Penwest Pharmaceuticals Co. (b) (c)	7	84
Perrigo Co. (b)	20	389
PharmaNet Development Group Inc. (c)	5	157
Pharmion Corp. (c)	6	179

Phase Forward Inc. (c)	11	179
PolyMedica Corp. (b)	6	245
Poniard Pharmaceuticals Inc. (c)	4	25
Pozen Inc. (b) (c)	7	123
PRA International (c)	5	116
Progenics Pharmaceuticals Inc. (b) (c)	6	119
Protalix BioTherapeutics Inc. (c)	5	122
Providence Services Corp. (b) (c)	4	96
PSS World Medical Inc. (b) (c)	17	317
Psychiatric Solutions Inc. (c)	14	525
Quidel Corp. (b) (c)	8	143
Radiation Therapy Services Inc. (b) (c)	3	82
Regeneration Technologies Inc. (c)	6	70
Regeneron Pharmaceuticals Inc. (c)	16	283
RehabCare Group Inc. (c)	5	67
Res-Care Inc. (c)	6	127
Rigel Pharmaceuticals Inc. (b) (c)	8	73
Salix Pharmaceuticals Ltd. (c)	13	162
Santarus Inc. (b) (c)	14	71
Savient Pharmaceuticals Inc. (c)	13	165
Sciele Pharma Inc. (b) (c)	9	215
Seattle Genetics Inc. (c)	9	89
Senomyx Inc. (b) (c)	8	102
Sirona Dental Systems Inc. (b) (c)	5	174
Skilled Healthcare Group Inc. (c)	5	73
Somaxon Pharmaceuticals Inc. (c)	3	36
Sonic Innovations Inc. (c)	5	44
SonoSite Inc. (b) (c)	4	127
Spectranetics Corp. (b) (c)	9	99
Stereotaxis Inc. (c)	8	100
STERIS Corp.	17	514
Sun Healthcare Group Inc. (b) (c)	10	146
Sunrise Senior Living Inc. (b) (c)	12	467
SuperGen Inc. (b) (c)	14	78
SurModics Inc. (b) (c)	4	200
Symbion Inc. (b) (c)	5	107
Symmetry Medical Inc. (b) (c)	9	149
Tanox Inc. (c)	6	125
Telik Inc. (b) (c)	13	42
Tercica Inc. (c)	6	29
Thoratec Corp. (b) (c)	14	253
TomoTherapy Inc. (c)	2	49
Trizetto Group (c)	12	234
Trubion Pharmaceuticals Inc. (c)	2	49
United Therapeutics Corp. (b) (c)	5	343
Valeant Pharmaceutical International (b)	25	426
Vanda Pharmaceuticals Inc. (c)	7	139
Varian Inc. (c)	8	446
Ventana Medical Systems Inc. (b) (c)	8	594

Verenium Corp. (b) (c)	7	37
ViroPharma Inc. (c)	18	245
Visicu Inc. (c)	4	33
Vital Images Inc. (b) (c)	4	117
Vital Signs Inc.	2	138
Vivus Inc. (c)	12	61
Vnus Medical Technologies Inc. (c)	1	13
Volcano Corp. (c)	5	107
West Pharmaceutical Services Inc.	9	402
Wright Medical Group Inc. (c)	9	221
Xenoport Inc. (b) (c)	6	247
XOMA Ltd. (c)	29	89
Zila Inc. (b) (c)	8	12
Zoll Medical Corp. (c)	5	113
ZymoGenetics Inc. (b) (c)	11	155
		44,856
INDUSTRIALS - 14.9%
3D Systems Corp. (b) (c)	4	106
AAON Inc.	2	67
AAR Corp. (c)	10	332
ABM Industries Inc.	11	290
ABX Air Inc. (c)	16	127
ACCO Brands Corp. (b) (c)	14	322
Accuride Corp. (b) (c)	6	98
Actuant Corp. - Class A (b)	7	446
Acuity Brands Inc.	11	674
Administaff Inc. (b)	6	195
Advisory Board Co. (b) (c)	5	261
AECOM Technology Corp. (c)	10	258
AeroVironment Inc. (c)	2	40
AirTran Holdings Inc. (b) (c)	23	251
Alaska Air Group Inc. (b) (c)	11	305
Albany International Corp. (b)	8	307
Allegiant Travel Co. (c)	1	42
Altra Holdings Inc. (c)	3	55
AMERCO Inc. (b) (c)	3	197
American Commercial Lines Inc. (b) (c)	17	439
American Ecology Corp.	5	106
American Railcar Industries Inc. (b)	2	91
American Reprographics Co. (b) (c)	8	237
American Science & Engineering Inc. (c)	2	135
American Superconductor Corp. (b) (c)	10	184
American Woodmark Corp.	3	119
Ameron International Corp.	2	207
Ampco-Pittsburgh Corp.	2	87
Amrep Corp. (b)	1	26
AO Smith Corp.	5	219
Apogee Enterprises Inc. (b)	7	198
Applied Industrial Tech Inc.	11	329

Argon ST Inc. (b) (c)	4	82
Arkansas Best Corp. (b)	6	229
Arrowhead Research Corp. (c)	6	30
Astec Industries Inc. (c)	4	190
ASV Inc. (b) (c)	6	99
Atlas Air Worldwide Holdings Inc. (b) (c)	3	205
AZZ Inc. (c)	2	82
Badger Meter Inc. (b)	3	94
Baldor Electric Co.	12	595
Barnes Group Inc. (b)	12	378
Barrett Business Services Inc.	2	59
Basin Water Inc. (b) (c)	1	14
Beacon Roofing Supply Inc. (b) (c)	12	200
Belden CDT Inc.	12	642
Blount International Inc. (b) (c)	10	133
BlueLinx Holdings Inc.	4	41
Bowne & Co. Inc. (b)	7	145
Brady Corp. - Class A	13	484
Briggs & Stratton Corp. (b)	13	403
Bucyrus International Inc. - Class A (b)	10	685
Builders FirstSource Inc. (b) (c)	4	67
Cascade Corp.	3	241
Casella Waste Systems Inc. (b) (c)	5	52
CBIZ Inc. (b) (c)	15	111
CDI Corp.	4	113
Celadon Group Inc. (b) (c)	6	97
Cenveo Inc. (c)	15	340
Ceradyne Inc. (b) (c)	7	519
Chart Industries Inc. (c)	4	109
CIRCOR International Inc. (b)	5	186
Clarcor Inc. (b)	13	495
Clean Harbors Inc. (b) (c)	4	202
Coleman Cable Inc. (c)	2	42
Columbus Mckinnon Corp. (b) (c)	5	168
Comfort Systems USA Inc. (b)	10	141
Commercial Vehicle Group Inc. (c)	6	104
Compx International Inc.	-	8
COMSYS IT Partners Inc. (b) (c)	4	98
Consolidated Graphics Inc. (c)	3	204
Cornell Companies Inc. (c)	3	85
CoStar Group Inc. (b) (c)	5	262
Covenant Transport Inc. (c)	1	16
CRA International Inc. (c)	3	142
Cubic Corp.	4	113
Curtiss-Wright Corp.	12	538
Deluxe Corp. (b)	13	543
Diamond Management & Technology Consultants Inc.	7	95
Dollar Thrifty Automotive Group Inc. (c)	6	252
Ducommun Inc. (c)	1	27

Dynamex Inc. (c)	2	62
Dynamic Materials Corp.	4	136
DynCorp International Inc. (c)	6	135
Eagle Bulk Shipping Inc.	11	242
EDO Corp. (b)	4	137
EGL Inc. (c)	9	398
Electro Rent Corp.	6	81
EMCOR Group Inc. (c)	8	599
Encore Wire Corp. (b)	7	192
Energy Conversion Devices Inc. (b) (c)	10	318
EnerSys (c)	6	104
ENGlobal Corp. (b) (c)	4	51
Ennis Inc.	7	158
EnPro Industries Inc. (c)	6	242
ESCO Technologies Inc. (b) (c)	7	258
Esterline Technologies Corp. (b) (c)	7	319
Evergreen Solar Inc. (c)	24	227
Exponent Inc. (b) (c)	4	78
ExpressJet Holdings Inc. (b) (c)	13	80
Federal Signal Corp. (b)	13	205
First Advantage Corp. - Class A (c)	2	41
Florida East Coast Industries Inc. - Class A (b)	10	795
Flow International Corp. (c)	10	121
Force Protection Inc. (c)	18	363
Forward Air Corp. (b)	8	267
Franklin Electric Co. Inc. (b)	5	237
FreightCar America Inc.	4	170
FTI Consulting Inc. (b) (c)	11	425
Fuel Tech Inc. (c)	4	153
FuelCell Energy Inc. (c)	19	150
G&K Services Inc. - Class A	6	226
Gehl Co. (b) (c)	3	95
Genco Shipping & Trading Ltd.	5	189
GenCorp Inc. (c)	15	194
Genesee & Wyoming Inc. - Class A (c)	9	275
Genlyte Group Inc. (b) (c)	7	578
Geo Group Inc. (c)	13	389
GeoEye Inc. (c)	4	81
Global Cash Access Inc. (b) (c)	11	183
Goodman Global Inc. (b) (c)	10	216
Gorman-Rupp Co. (b)	3	97
GrafTech International Ltd. (b) (c)	26	432
Granite Construction Inc.	9	607
Great Lakes Dredge & Dock Corp. (c)	2	20
Greenbrier Cos. Inc. (b)	4	108
Griffon Corp. (b) (c)	8	174
H&E Equipment Services Inc. (c)	5	127
Hardinge Inc.	2	81
Healthcare Services Group (b)	8	225

Heartland Express Inc. (b)	16	263
Heico Corp. (b)	6	270
Heidrick & Struggles International Inc. (b) (c)	5	245
Herman Miller Inc. (b)	16	517
Hexcel Corp. (b) (c)	24	512
Horizon Lines Inc. - Class A	9	285
Houston Wire & Cable Co. (b) (c)	4	110
HUB Group Inc. - Class A (c)	10	353
Hudson Highland Group Inc. (c)	7	150
Hurco Cos. Inc. (c)	1	54
Huron Consulting Group Inc. (c)	5	355
Huttig Building Products Inc. (c)	3	24
ICT Group Inc. (b) (c)	1	27
IHS Inc. (c)	8	374
II-VI Inc. (c)	6	167
IKON Office Solutions Inc.	29	452
InfraSource Services Inc. (b) (c)	10	389
InnerWorkings Inc. (c)	5	79
Innovative Solutions & Support Inc. (b) (c)	3	79
Insituform Technologies Inc. - Class A (b) (c)	7	153
Insteel Industries Inc. (b)	4	80
Integrated Electrical Services Inc. (b) (c)	4	117
InterLine Brands Inc. (b) (c)	8	199
Interpool Inc.	3	91
Ionatron Inc. (c)	8	30
JetBlue Airways Corp. (b) (c)	48	559
Kadant Inc. (c)	3	104
Kaman Corp. - Class A	7	204
Kaydon Corp. (b)	7	381
Kelly Services Inc. - Class A	6	157
Kenexa Corp. (b) (c)	7	246
Kforce Inc. (b) (c)	8	129
Knight Transportation Inc. (b)	15	288
Knoll Inc.	13	288
Korn/Ferry International (b) (c)	11	289
Labor Ready Inc. (c)	12	279
Ladish Co. Inc. (c)	4	164
Lamson & Sessions Co. (b) (c)	3	88
Lawson Products Inc.	1	35
Layne Christensen Co. (b) (c)	4	147
LB Foster Co. (c)	3	72
LECG Corp. (c)	6	92
Lindsay Corp.	3	124
LSB Industries Inc. (c)	3	66
LSI Industries Inc.	6	104
M&F Worldwide Corp. (b) (c)	3	209
Marten Transport Ltd. (c)	4	80
McGrath RentCorp	6	208
Medis Technologies Ltd. (b) (c)	5	75

Michael Baker Corp. (c)	1	53
Middleby Corp. (c)	4	222
Midwest Express Holdings Inc. (c)	5	79
Miller Industries Inc. (c)	3	74
Mine Safety Appliances Co. (b)	7	319
Mobile Mini Inc. (c)	10	285
Moog Inc. - Class A (c)	10	428
MTC Technologies Inc. (b) (c)	3	68
Mueller Industries Inc.	10	331
Mueller Water Products Inc. (b)	29	499
Multi-Color Corp.	1	39
NACCO Industries Inc. - Class A (b)	1	230
Navigant Consulting Inc. (b) (c)	15	279
NCI Building Systems Inc. (b) (c)	5	269
Nordic American Tanker Shipping Ltd. (b)	7	284
Nordson Corp.	9	437
Northwest Airlines Corp. (c)	1	19
Nuco2 Inc. (b) (c)	4	108
Odyssey Marine Exploration Inc. (c)	8	49
Old Dominion Freight Line Inc. (c)	8	227
On Assignment Inc. (c)	9	95
Orbital Sciences Corp. (c)	16	333
Pacer International Inc. (b)	10	225
Park-Ohio Holdings Corp. (c)	1	38
Patriot Transportation Holding Inc. (c)	-	27
PeopleSupport Inc. (c)	6	70
Perini Corp. (c)	7	425
PGT Inc. (c)	3	29
PHH Corp. (c)	14	438
Pike Electric Corp. (c)	5	103
Pinnacle Airlines Corp. (c)	5	95
Powell Industries Inc. (c)	2	60
Power-One Inc. (b) (c)	16	64
Quixote Corp.	1	22
Raven Industries Inc. (b)	4	145
RBC Bearings Inc. (b) (c)	6	227
Regal-Beloit Corp. (b)	8	378
Republic Airways Holdings Inc. (b) (c)	9	191
Resources Connection Inc. (b) (c)	13	439
Robbins & Myers Inc.	4	187
Rollins Inc.	8	175
RSC Holdings Inc. (c)	5	91
Rush Enterprises Inc. - Class A (c)	6	128
Saia Inc. (c)	4	116
SAIC Inc. (c)	26	461
Schawk Inc. (b)	4	75
School Specialty Inc. (b) (c)	5	189
Sequa Corp. - Class A (c)	2	201
Simpson Manufacturing Co. Inc. (b)	10	323

SkyWest Inc.	17	397
Spherion Corp. (c)	15	144
Standard Parking Corp. (b) (c)	2	57
Standard Register Co.	4	48
Standex International Corp.	3	90
Stanley Inc. (b) (c)	2	37
Sun Hydraulics Corp.	2	94
Superior Essex Inc. (c)	5	202
Sypris Solutions Inc.	1	10
TAL International Group Inc. (b)	4	122
Taleo Corp. (b) (c)	4	93
Taser International Inc. (b) (c)	16	227
TBS International Ltd. (c)	1	35
Team Inc. (c)	2	86
Tecumseh Products Co. (b) (c)	4	63
Teledyne Technologies Inc. (c)	9	432
TeleTech Holdings Inc. (c)	11	351
Tennant Co.	5	171
Tetra Tech Inc. (b) (c)	15	321
Titan International Inc. (b)	6	192
TransDigm Group Inc. (c)	3	109
Tredegar Corp.	9	190
Trex Co. Inc. (b) (c)	3	54
TriMas Corp. (c)	2	25
Triumph Group Inc.	4	278
TRM Corp. (c)	2	4
TurboChef Technologies Inc. (b) (c)	4	56
Twin Disc Inc.	1	68
UAP Holding Corp. (b)	13	401
Ultrapetrol Ltd. (c)	3	76
United Industrial Corp. (b)	2	134
United Stationers Inc. (c)	7	479
Universal Forest Products Inc.	4	185
Universal Truckload Services Inc. (b) (c)	1	30
Valmont Industries Inc.	5	363
Viad Corp.	6	232
Vicor Corp.	5	60
Volt Information Sciences Inc. (b) (c)	3	62
Wabash National Corp. (b)	8	118
Wabtec Corp.	13	459
Walter Industries Inc.	13	390
Washington Group International Inc. (c)	8	601
Waste Connections Inc. (c)	18	552
Waste Industries USA Inc.	2	55
Waste Services Inc. (c)	5	65
Watsco Inc. (b)	6	323
Watson Wyatt Worldwide Inc.	11	556
Watts Water Technologies Inc. (b)	8	302
Werner Enterprises Inc.	12	244

Williams Scotsman International Inc. (b) (c)	8	192
Woodward Governor Co.	8	415
		57,613
INFORMATION TECHNOLOGY - 17.4%
3Com Corp. (c)	107	443
Acacia Research Corp. (c)	8	122
Acme Packet Inc. (c)	4	50
Actel Corp. (c)	7	99
Actuate Corp. (b) (c)	15	99
Adaptec Inc. (c)	33	125
ADTRAN Inc. (b)	15	396
Advanced Analogic Technologies Inc. (b) (c)	11	108
Advanced Energy Industries Inc. (c)	9	208
Advent Software Inc. (b) (c)	5	172
Aeroflex Inc. (c)	20	278
Agile Software Corp. (c)	16	132
Agilysis Inc.	8	174
AMIS Holdings Inc. (b) (c)	17	216
Amkor Technology Inc. (b) (c)	28	443
Anadigics Inc. (b) (c)	17	228
Anaren Inc. (c)	4	78
Andrew Corp. (c)	40	580
Anixter International Inc. (b) (c)	8	598
Ansoft Corp. (c)	5	137
Ansys Inc. (c)	20	532
Applied Micro Circuits Corp. (b) (c)	77	192
Ariba Inc. (b) (c)	21	208
Arris Group Inc. (b) (c)	28	495
Art Technology Group Inc. (b) (c)	27	72
AsiaInfo Holdings Inc. (c)	8	79
Aspen Technology Inc. (b) (c)	23	326
Asyst Technologies Inc. (b) (c)	13	96
Atheros Communications Inc. (b) (c)	15	448
ATMI Inc. (b) (c)	9	278
Authorize.Net Holdings Inc. (c)	8	140
Avanex Corp. (c)	45	81
Avid Technology Inc. (b) (c)	11	378
Avocent Corp. (c)	13	378
Axcelis Technologies Inc. (b) (c)	27	176
Bankrate Inc. (b) (c)	3	133
BearingPoint Inc. (b) (c)	51	375
Bel Fuse Inc. - Class B	3	93
Benchmark Electronics Inc. (b) (c)	19	421
BigBand Networks Inc. (c)	2	28
BISYS Group Inc. (b) (c)	31	371
Black Box Corp.	5	203
Blackbaud Inc.	11	251
Blackboard Inc. (b) (c)	7	312
Blue Coat Systems Inc. (b) (c)	4	178

Borland Software Corp. (c)	18	110
Bottomline Technologies Inc. (b) (c)	5	65
Brightpoint Inc. (b) (c)	14	188
Brooks Automation Inc. (b) (c)	21	373
Cabot Microelectronics Corp. (b) (c)	6	225
CACI International Inc. - Class A (b) (c)	8	390
Cass Information Systems Inc. (b)	1	45
Cavium Networks Inc. (c)	1	25
C-COR Inc. (c)	13	182
Ceva Inc. (c)	2	15
Checkpoint Systems Inc. (c)	10	260
Chordiant Software Inc. (c)	8	123
Ciber Inc. (c)	15	123
Cirrus Logic Inc. (c)	23	191
CMGI Inc. (c)	102	200
CNET Networks Inc. (c)	41	338
Cogent Inc. (c)	12	179
Cognex Corp. (b)	11	259
Coherent Inc. (b) (c)	8	246
Cohu Inc. (b)	6	143
Color Kinetics Inc. (c)	4	138
CommVault Systems Inc. (c)	8	141
Comtech Group Inc. (c)	4	69
Comtech Telecommunications Corp. (b) (c)	6	277
Comverge Inc. (c)	1	25
Concur Technologies Inc. (b) (c)	9	214
Conexant Systems Inc. (b) (c)	122	168
Covansys Corp. (c)	7	246
CPI International Inc. (b) (c)	2	36
Cray Inc. (c)	6	47
Credence Systems Corp. (b) (c)	24	86
CSG Systems International Inc. (b) (c)	11	298
CTS Corp. (b)	9	119
CyberSource Corp. (b) (c)	8	95
Cymer Inc. (b) (c)	9	375
Daktronics Inc. (b)	8	179
DealerTrack Holdings Inc. (c)	9	318
Digi International Inc. (c)	6	88
Digital River Inc. (b) (c)	11	488
Diodes Inc. (b) (c)	5	222
Ditech Networks Inc. (b) (c)	9	76
DivX Inc. (c)	5	77
Double-Take Software Inc. (c)	3	43
DSP Group Inc. (c)	7	150
DTS Inc. (b) (c)	5	112
Dycom Industries Inc. (b) (c)	11	321
Eagle Test Systems Inc. (b) (c)	2	35
Earthlink Inc. (b) (c)	32	239
Echelon Corp. (b) (c)	8	128

eCollege.com Inc. (c)	5	117
eFunds Corp. (b) (c)	12	432
Electro Scientific Industries Inc. (c)	8	159
Electronics for Imaging Inc. (b) (c)	15	414
EMS Technologies Inc. (c)	4	94
Emulex Corp. (b) (c)	22	481
EnerNOC Inc. (c)	1	22
Entegris Inc. (b) (c)	35	415
Epicor Software Corp. (c)	15	225
EPIQ Systems Inc. (b) (c)	6	98
Equinix Inc. (b) (c)	8	747
eSpeed Inc. - Class A (c)	7	56
Euronet Worldwide Inc. (b) (c)	12	346
Exar Corp. (b) (c)	8	113
Excel Technology Inc. (c)	3	87
ExlService Holdings Inc. (c)	5	97
Extreme Networks (c)	33	132
FalconStor Software Inc. (b) (c)	10	107
FARO Technologies Inc. (c)	3	104
FEI Co. (b) (c)	9	298
Finisar Corp. (b) (c)	69	262
FLIR Systems Inc. (b) (c)	17	789
FormFactor Inc. (b) (c)	13	479
Forrester Research Inc. (b) (c)	4	105
Foundry Networks Inc. (b) (c)	38	625
Gartner Inc. - Class A (b) (c)	18	439
Gateway Inc. (b) (c)	66	105
Genesis Microchip Inc. (c)	9	82
Gerber Scientific Inc. (c)	5	63
Gevity HR Inc. (b)	6	117
Greenfield Online Inc. (c)	5	72
Harmonic Inc. (b) (c)	21	187
Heartland Payment Systems Inc. (b)	4	111
Hittite Microwave Corp. (b) (c)	4	181
Hughes Communications Inc. (c)	1	70
Hutchinson Technology Inc. (b) (c)	7	122
Hypercom Corp. (b) (c)	13	75
i2 Technologies Inc. (b) (c)	4	72
iBasis Inc. (c)	7	70
iGate Corp. (b) (c)	6	45
Imation Corp. (b)	10	354
Imergent Inc.	3	62
Immersion Corp. (c)	7	100
Infocrossing Inc. (b) (c)	5	88
Informatica Corp. (b) (c)	24	351
InfoSpace Inc.	8	190
infoUSA Inc.	9	91
Insight Enterprises Inc. (c)	13	291
Integral Systems Inc.	3	76

Interactive Intelligence Inc. (c)	3	52
InterDigital Communications Corp. (b) (c)	12	390
Intermec Inc. (b) (c)	16	397
Internap Network Services Corp. (b) (c)	12	166
Internet Capital Group Inc. (c)	11	130
Inter-Tel Inc.	6	135
InterVoice Inc. (b) (c)	11	91
Interwoven Inc. (c)	11	156
Intevac Inc. (b) (c)	6	117
Ipass Inc. (b) (c)	16	85
IPG Photonics Corp. (c)	3	52
Isilon Systems Inc. (c)	3	40
Itron Inc. (b) (c)	8	603
Ixia (b) (c)	11	99
IXYS Corp. (c)	8	65
j2 Global Communications Inc. (c)	13	445
Jack Henry & Associates Inc. (b)	20	523
JDA Software Group Inc. (c)	7	133
Kemet Corp. (c)	24	171
Keynote Systems Inc. (c)	3	49
Knot Inc. (b) (c)	7	144
Komag Inc. (c)	7	232
Kulicke & Soffa Industries Inc. (b) (c)	15	157
L-1 Identity Solutions Inc. (b) (c)	15	314
Lattice Semiconductor Corp. (b) (c)	31	176
Lawson Software Inc. (b) (c)	32	320
Lionbridge Technologies Inc. (c)	15	86
Liquidity Services Inc. (b) (c)	3	51
Littelfuse Inc. (c)	6	201
LivePerson Inc. (c)	7	37
LoJack Corp. (b) (c)	5	107
LoopNet Inc. (c)	6	145
Loral Space & Communications Inc. (c)	3	159
LTX Corp. (b) (c)	16	89
Macrovision Corp. (b) (c)	14	427
Magma Design Automation Inc. (c)	10	143
Manhattan Associates Inc. (c)	8	214
Mantech International Corp. - Class A (c)	5	151
Marchex Inc. - Class B	7	122
Mastec Inc. (c)	10	158
Mattson Technology Inc. (b) (c)	14	134
MAXIMUS Inc. (b)	6	250
Measurement Specialties Inc. (c)	4	88
Mentor Graphics Corp. (b) (c)	22	296
Mercury Computer Systems Inc. (c)	6	76
Methode Electronics Inc.	9	146
Micrel Inc.	15	185
Micros Systems Inc. (c)	11	578
Microsemi Corp. (b) (c)	20	490

MicroStrategy Inc. - Class A (b) (c)	3	250
Microtune Inc. (b) (c)	12	62
Midway Games Inc. (b) (c)	9	58
MIPS Technologies Inc. - Class A (b) (c)	13	114
MKS Instruments Inc. (c)	13	362
Monolithic Power Systems Inc. (b) (c)	6	98
MPS Group Inc. (c)	27	355
MRV Communications Inc. (b) (c)	30	97
MSC Software Corp. (c)	11	153
MTS Systems Corp.	5	214
Multi-Fineline Electronix Inc. (c)	2	41
Ness Technologies Inc. (c)	9	115
Net 1 UEPS Technologies Inc. (c)	11	262
NetGear Inc. (c)	9	320
NetLogic Microsystems Inc. (b) (c)	4	130
Network Equipment Technologies Inc. (c)	5	49
Newport Corp. (b) (c)	9	143
NIC Inc.	11	78
Novatel Wireless Inc. (c)	8	210
Nuance Communications Inc. (b) (c)	34	575
Omniture Inc. (c)	7	167
Omnivision Technologies Inc. (b) (c)	14	245
ON Semiconductor Corp. (b) (c)	63	673
On2 Technologies Inc. (c)	29	87
Online Resources Corp. (b) (c)	7	76
Openwave Systems Inc. (b)	22	136
Oplink Communications Inc. (b) (c)	5	74
Opnext Inc. (c)	6	74
Opsware Inc. (b) (c)	23	216
Optical Communication Products Inc. (c)	2	4
Optium Corp. (c)	3	40
ORBCOMM Inc. (c)	7	111
OSI Systems Inc. (b) (c)	5	124
Overland Storage Inc. (c)	2	6
OYO Geospace Corp. (c)	1	83
Packeteer Inc. (c)	9	70
Palm Inc. (b) (c)	27	428
Parametric Technology Corp. (b) (c)	30	658
Park Electrochemical Corp.	5	151
PC Connection Inc. (c)	2	31
PC-Tel Inc. (c)	3	28
PDF Solutions Inc. (b) (c)	6	66
Pegasystems Inc.	4	40
Perficient Inc. (b) (c)	7	142
Pericom Semiconductor Corp. (c)	6	67
Perot Systems Corp. (c)	23	385
Photronics Inc. (c)	11	162
PlanetOut Inc. (c)	1	1
Plantronics Inc. (b)	12	327

Plexus Corp. (c)	13	292
PLX Technology Inc. (c)	7	76
PMC - Sierra Inc. (b) (c)	55	427
Polycom Inc. (c)	24	798
Powerwave Technologies Inc. (b) (c)	33	224
Progress Software Corp. (c)	11	338
QAD Inc.	4	33
Quality Systems Inc. (b)	5	175
Quantum Corp. (c)	67	212
Quest Software Inc. (b) (c)	17	282
Rackable Systems Inc. (b) (c)	7	83
Radiant Systems Inc. (b) (c)	7	92
Radisys Corp. (b) (c)	6	73
RealNetworks Inc. (c)	29	234
Renaissance Learning Inc. (b)	2	20
RF Micro Devices Inc. (b) (c)	53	330
RightNow Technologies Inc. (b) (c)	4	70
Rimage Corp. (c)	2	67
Rofin-Sinar Technologies Inc. (c)	4	282
Rogers Corp. (c)	4	163
Rudolph Technologies Inc. (c)	7	110
S1 Corp. (c)	17	133
Safeguard Scientifics Inc. (b) (c)	29	81
Sapient Corp. (b) (c)	22	168
SAVVIS Inc. (c)	7	352
ScanSource Inc. (b) (c)	7	215
SeaChange International Inc. (c)	5	43
Secure Computing Corp. (b) (c)	15	110
Semitool Inc. (b) (c)	6	56
Semtech Corp. (b) (c)	19	325
SI International Inc. (c)	3	114
Sigma Designs Inc. (c)	6	156
Silicon Graphics Inc. (c)	1	29
Silicon Image Inc. (c)	23	200
Silicon Storage Technology Inc. (c)	25	93
Sirenza Microdevices Inc. (c)	10	114
SiRF Technology Holdings Inc. (b) (c)	14	281
Skyworks Solutions Inc. (b) (c)	41	305
Smart Modular Technologies WWH Inc. (c)	13	178
Smith Micro Software Inc. (b) (c)	8	115
Sohu.com Inc. (c)	7	218
Solera Holdings Inc. (c)	6	114
Sonic Solutions Inc. (b) (c)	7	87
SonicWALL Inc. (b) (c)	16	138
Sonus Networks Inc. (c)	65	554
Sourcefire Inc. (c)	2	24
SourceForge Inc. (c)	18	76
Spansion Inc. (b) (c)	23	258
SPSS Inc. (c)	5	230

SRA International Inc. - Class A (c)	10	258
Staktek Holdings Inc. (c)	3	11
Standard Microsystems Corp. (b) (c)	6	191
STEC Inc. (c)	6	37
Stratasys Inc. (b) (c)	2	117
Super Micro Computer Inc. (c)	2	24
Supertex Inc. (c)	3	94
Switch & Data Facilities Co. (c)	4	71
Sybase Inc. (c)	24	562
Sycamore Networks Inc. (b) (c)	52	208
SYKES Enterprises Inc. (c)	8	157
Symmetricom Inc. (c)	14	114
Synaptics Inc. (c)	7	242
Synchronoss Technologies Inc. (c)	4	122
SYNNEX Corp. (c)	3	72
Synplicity Inc. (c)	2	12
Syntel Inc.	3	99
Take-Two Interactive Software Inc. (b) (c)	20	393
Technitrol Inc.	11	322
TechTarget Inc. (c)	2	25
Techwell Inc. (c)	4	48
Tekelec (b) (c)	15	218
Terremark Worldwide Inc. (c)	14	92
Tessera Technologies Inc. (c)	13	511
TheStreet.com Inc. (b)	4	43
THQ Inc. (b) (c)	17	532
TIBCO Software Inc. (c)	55	501
TNS Inc. (b)	7	94
Transaction Systems Architects Inc. (c)	10	324
Travelzoo Inc. (c)	2	46
Trident Microsystems Inc. (b) (c)	16	289
Trimble Navigation Ltd. (c)	-	-
Triquint Semiconductor Inc. (b) (c)	37	186
TTM Technologies Inc. (c)	12	155
Tyler Technologies Inc. (c)	11	139
Ultimate Software Group Inc. (c)	6	183
Ultra Clean Holdings Inc. (c)	4	52
Ultratech Inc. (c)	7	89
Unica Corp. (c)	2	25
United Online Inc.	17	283
Universal Display Corp. (c)	7	103
UTStarcom Inc. (b) (c)	28	157
ValueClick Inc. (b) (c)	26	770
Vasco Data Security International (b) (c)	7	154
Veeco Instruments Inc. (c)	9	178
Viasat Inc. (c)	6	201
Vignette Corp. (c)	8	155
VistaPrint Ltd. (c)	11	427
Visual Sciences Inc. (c)	5	78

Vocus Inc. (c)	3	68
Volterra Semiconductor Corp. (b) (c)	5	73
Websense Inc. (c)	12	263
Wind River Systems Inc. (c)	20	223
Wright Express Corp. (c)	10	354
X-Rite Inc.	7	103
Zoran Corp. (c)	13	263
Zygo Corp. (c)	5	78
		67,308
MATERIALS - 4.6%
A. Schulman Inc.	6	155
AEP Industries Inc. (c)	2	69
AM Castle & Co.	2	89
AMCOL International Corp. (b)	7	181
American Vanguard Corp. (b)	5	68
Apex Silver Mines Ltd. (c)	15	306
AptarGroup Inc.	18	634
Arch Chemicals Inc.	6	220
Balchem Corp.	4	78
Bowater Inc. (b)	15	363
Brush Engineered Materials Inc. (b) (c)	5	217
Buckeye Technologies Inc. (c)	10	155
Calgon Carbon Corp. (b) (c)	11	130
Century Aluminum Co. (b) (c)	6	329
CF Industries Holdings Inc.	14	853
Chesapeake Corp. (b)	5	68
Claymont Steel Holdings Inc. (c)	2	40
Coeur d’Alene Mines Corp. (b) (c)	72	258
Compass Minerals International Inc. (b)	8	288
Deltic Timber Corp. (b)	3	149
Ferro Corp.	11	277
Flotek Industries Inc. (c)	2	124
Georgia Gulf Corp. (b)	10	175
Gibraltar Industries Inc.	7	152
Glatfelter (b)	13	170
Graphic Packaging Corp. (b) (c)	20	97
Grief Inc.	9	517
Haynes International Inc. (c)	3	254
HB Fuller Co.	15	463
Headwaters Inc. (b) (c)	10	178
Hecla Mining Co. (b) (c)	32	270
Hercules Inc. (c)	30	590
Idaho General Mines Inc. (c)	10	63
Innophos Holdings Inc.	5	73
Innospec Inc.	3	192
Kaiser Aluminum Corp. (c)	4	285
Koppers Holdings Inc.	5	153
Kronos Worldwide Inc.	-	12
Landec Corp. (c)	4	58

Mercer International Inc. (b) (c)	7	73
Metal Management Inc.	7	304
Minerals Technologies Inc.	5	331
Myers Industries Inc.	7	158
Neenah Paper Inc.	4	151
NewMarket Corp.	4	193
NL Industries Inc.	1	12
Northwest Pipe Co. (c)	2	82
Olin Corp. (b)	20	418
Olympic Steel Inc.	3	72
OM Group Inc. (c)	8	407
Pioneer Cos. Inc. (b) (c)	3	110
PolyOne Corp. (b) (c)	24	175
Quanex Corp. (b)	10	485
Rock-Tenn Co. - Class A	9	295
Rockwood Holdings Inc. (b) (c)	9	343
Royal Gold Inc. (b)	7	156
RTI International Metals Inc. (c)	6	449
Ryerson Inc. (b)	7	257
Schnitzer Steel Industries Inc. - Class A	6	289
Schweitzer-Mauduit International Inc.	4	126
Sensient Technologies Corp. (b)	12	305
ShengdaTech Inc. (c)	4	24
Silgan Holdings Inc.	6	354
Spartech Corp.	9	227
Stepan Co.	2	60
Stillwater Mining Co. (b) (c)	11	120
Symyx Technologies Inc. (c)	8	94
Terra Industries Inc. (b) (c)	24	608
Texas Industries Inc. (b)	7	552
Tronox Inc. - Class B	11	151
Universal Stainless & Alloy Products Inc. (c)	1	45
US Concrete Inc. (c)	10	89
US Gold Corp. (c)	9	48
Valhi Inc.	2	28
Wausau Paper Corp.	12	158
Wheeling-Pittsburgh Corp. (b) (c)	3	57
Worthington Industries Inc. (b)	18	387
WR Grace & Co. (b) (c)	19	455
Zoltek Cos. Inc. (c)	6	234
		17,635
TELECOMMUNICATION SERVICES - 1.5%
Alaska Communications Systems Group Inc. (b)	11	173
Arbinet-thexchange Inc. (c)	2	9
Aruba Networks Inc. (c)	1	24
Atlantic Tele-Network Inc. (b)	2	69
Cbeyond Inc. (c)	5	205
Centennial Communications Corp. (b) (c)	7	64
Cincinnati Bell Inc. (b) (c)	64	370

Cogent Communications Group Inc. (c)	13	386
Consolidated Communications Holdings Inc. (b)	5	113
CT Communications Inc.	5	144
Dobson Communications Corp. (b) (c)	38	420
Eschelon Telecom Inc. (c)	3	79
FairPoint Communications Inc. (b)	9	162
FiberTower Corp. (c)	33	144
General Communication Inc. - Class A (b) (c)	14	179
Global Crossing Ltd. (c)	5	102
Globalstar Inc. (b) (c)	5	55
Golden Telecom Inc. (b)	4	226
Harris Stratex Networks Inc. - Class A (c)	7	127
Hungarian Telephone & Cable Corp. (c)	1	13
ICO Global Communications Holdings Ltd. (c)	11	40
IDT Corp. - Class B (b)	12	127
InPhonic Inc. (b) (c)	6	29
Iowa Telecommunications Services Inc. (b)	9	200
iPCS Inc. (b)	4	152
Level 3 Communications Inc. (b) (c)	-	-
NextWave Wireless Inc. (c)	5	44
North Pittsburgh Systems Inc.	5	96
NTELOS Holdings Corp.	7	198
PAETEC Holding Corp. (c)	17	189
Premiere Global Services Inc. (c)	19	248
Rural Cellular Corp. - Class A (c)	3	138
Shenandoah Telecom Co. (b)	2	102
SureWest Communications (b)	4	96
Syniverse Holdings Inc. (b) (c)	6	79
Time Warner Telecom Inc. - Class A (b) (c)	37	748
USA Mobility Inc. (c)	6	162
Vonage Holdings Corp. (b) (c)	17	52
		5,764
UTILITIES - 2.6%
Allete Inc. (b)	7	326
American States Water Co. (b)	4	158
Aquila Inc. (c)	99	403
Avista Corp.	14	309
Black Hills Corp.	10	387
Cadiz Inc. (c)	2	53
California Water Service Group (b)	5	184
Cascade Natural Gas Corp.	3	73
Central Vermont Public Service Corp.	2	81
CH Energy Group Inc.	4	182
Cleco Corp.	16	380
Connecticut Water Services Inc.	1	32
Consolidated Water Co. Ltd.	3	91
Contango Oil & Gas Co. (c)	3	106
El Paso Electric Co. (c)	12	292
Empire District Electric Co.	8	176
EnergySouth Inc. (b)	2	98
IDACORP Inc. (b)	12	377
ITC Holdings Corp. (b)	11	447
Laclede Group Inc.	6	191
MGE Energy Inc.	5	176
Middlesex Water Co.	2	36
New Jersey Resources Corp. (b)	7	369
Nicor Inc. (b)	12	498
Northwest Natural Gas Co.	7	323
NorthWestern Corp.	9	292
Ormat Technologies Inc. (b)	3	116
Otter Tail Corp. (b)	8	246
Piedmont Natural Gas Co. (b)	19	474
PNM Resources Inc. (b)	20	549
Portland General Electric Co. (b)	8	206
SEMCO Energy Inc. (c)	7	55
SJW Corp.	4	132
South Jersey Industries Inc.	8	285
Southwest Gas Corp.	11	357
Southwest Water Co. (b)	7	91
UIL Holdings Corp.	7	226
UniSource Energy Corp.	10	318
Westar Energy Inc.	23	556
WGL Holdings Inc.	13	414
		10,065

Total Common Stocks (cost $317,881)		374,779

WARRANTS - 0.0%
Pegasus Warrant	1	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 41.1%
Mutual Funds - 4.4%
JNL Money Market Fund, 5.18% (a) (h)	17,163	17,163

Securities Lending Collateral - 36.5%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (h)	141,348	141,348

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.61%, 09/20/07 (m)	$695	688

Total Short Term Investments (cost $159,199)		159,199

Total Investments - 137.8% (cost $477,080)		533,978

Other Assets and Liabilities, Net - (37.8%)		(146,461)

Total Net Assets - 100%		$387,517

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
DG Funding Trust, 7.21% (f)	-	$4,345

Total Preferred Stocks (cost $4,427)		4,345

OPTIONS - 0.2%
Call Option, U.S. Dollar versus Japanese Yen,
Expiration March 2010, Strike Price $103.80 JPY	1,000	25
Call Option, U.S. Dollar versus Japanese Yen,
Expiration March 2010, Strike Price $105.20 JPY	1,000	28
Call Option, U.S. Dollar versus Japanese Yen,
Expiration March 2010, Strike Price $105.40 JPY	3,000	85
Call Swaption, 3 month LIBOR versus 4.85% fixed,
Expiration July 2007	400	-
Call Swaption, 3 month LIBOR versus 4.90% fixed,
Expiration August 2007	360	-
Call Swaption, 3 month LIBOR versus 5.00% fixed,
Expiration August 2007	570	-
Call Swaption, 3 month LIBOR versus 5.25% fixed,
Expiration August 2007	160	13
Call Swaption, 3 month LIBOR versus 4.90% fixed,
Expiration October 2007	250	12
Call Swaption, 3 month LIBOR versus 4.75% fixed,
Expiration February 2008	230	6
Call Swaption, 3 month LIBOR versus 5.00% fixed,
Expiration February 2008	527	84
Call Swaption, 3 month LIBOR versus 4.75% fixed,
Expiration March 2008	836	103
Call Swaption, 3 month LIBOR versus 4.75% fixed,
Expiration March 2008	392	48
Call Swaption, 3 month LIBOR versus 4.75% fixed,
Expiration September 2008	360	77
Call Swaption, 3 month LIBOR versus 4.75% fixed,
Expiration September 2008	818	175
Call Swaption, 3 month LIBOR versus 4.75% fixed,
Expiration December 2008	848	210
Call Swaption, 3 month LIBOR versus 5.00% fixed,
Expiration December 2008	1,190	433
Call Swaption, 6 month EURIBOR versus 3.96% fixed,
Expiration July 2007	120	-
Call Swaption, 6 month EURIBOR versus 3.96% fixed,
Expiration July 2007	190	-
Call Swaption, 6 month EURIBOR versus 4.10% fixed,
Expiration July 2007	130	-
Call Swaption, Euro versus 3.96% fixed, Expiration July 2007	60	-
Eurodollar Future Put Option, Expiration September 2007,
Strike Price $90.50 EUR	140	2
Eurodollar Future Put Option, Expiration September 2007,
Strike Price $90.75 EUR	404	2

Eurodollar Future Put Option, Expiration September 2007,
Strike Price $91.00 EUR	50	-
Eurodollar Future Put Option, Expiration September 2007,
Strike Price $91.25 EUR	297	2
Put Option, U.S. Dollar versus Japanese Yen,
Expiration March 2010, Strike Price $103.80 JPY	1,000	77
Put Option, U.S. Dollar versus Japanese Yen,
Expiration March 2010, Strike Price $105.20 JPY	1,000	68
Put Option, U.S. Dollar versus Japanese Yen,
Expiration March 2010, Strike Price $105.40 JPY	3,000	201

Total Options (cost $3,243)		1,652

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.0%
ACE Securities Corp., 5.40%, 10/25/36 (i)	$1,025	1,025
American Home Mortgage Investment Trust,
4.39%, 02/25/45 (i)	707	692
Amortizing Residential Collateral Trust, 5.61%, 07/25/32 (i)	15	15
Arkle Master Issuer Plc, 5.30%, 11/19/07 (e) (f) (i)	3,600	3,599
Asset Backed Securities Corp. Home Equity,
5.60%, 09/25/34 (i)	509	509
Banc of America Funding Corp., 4.11%, 05/25/35 (i)	895	876
Banc of America Mortgage Securities
6.50%, 10/25/31 (i)	213	216
6.50%, 09/25/33	85	85
Bear Stearns Adjustable Rate Mortgage Trust
6.34%, 11/25/30 (i)	9	9
5.33%, 02/25/33 (i)	67	68
5.63%, 02/25/33 (i)	61	60
5.04%, 04/25/33 (i)	232	231
4.62%, 01/25/34 (i)	571	572
4.75%, 10/25/35 (i)	3,507	3,467
Bear Stearns Alt-A Trust, 5.38%, 05/25/35 (i)	1,128	1,123
Citigroup Mortgage Loan Trust Inc.
4.70%, 12/25/35 (i)	340	333
5.38%, 08/25/45 (i)	3,500	3,503
Countrywide Alternative Loan Trust, 5.50%, 01/25/46 (i)	1,196	1,198
Countrywide Asset-Backed Certificates, 5.43%, 10/25/36 (i)	1,306	1,306
Countrywide Home Loan Mortgage Pass Through Trust
5.59%, 05/25/34 (i)	98	99
5.25%, 02/20/36 (i)	394	392
CS First Boston Mortgage Securities Corp.,
5.95%, 03/25/32 (f) (i)	66	66
Deutsche Bank Alternate Loan Trust, 5.40%, 03/25/37 (i)	1,133	1,133
Equity One ABS Inc., 5.60%, 11/25/32 (i)	220	220
First Franklin Mortgage Loan Trust
5.41%, 11/25/36 (i)	284	284
5.36%, 01/25/38 (o)	2,878	2,878
First USA Credit Card Master Trust, 5.48%, 04/18/11 (i)	3,900	3,908

Fremont Home Loan Trust, 5.39%, 02/27/37 (i)	791	791
GE Capital Commercial Mortgage Corp.,
4.23%, 12/10/37 (i)	3,551	3,470
Goldman Sachs Mortgage Securities Corp.,
5.41%, 03/06/20 (f) (i)	5,500	5,506
GreenPoint Mortgage Funding Trust, 5.40%, 01/25/47 (i)	1,543	1,542
GS Auto Loan Trust, 5.34%, 06/28/14 (i)	2,000	2,000
GSR Mortgage Loan Trust, 4.54%, 09/25/35 (i)	4,100	4,039
Harborview Mortgage Loan Trust, 5.54%, 05/19/35 (i)	321	321
HSI Asset Securitization Corp. Trust, 5.37%, 12/25/36 (i)	843	843
IndyMac ARM Trust, 6.63%, 01/25/32 (i)	1	1
IndyMac Index Mortgage Loan Trust
5.17%, 01/25/36 (i)	1,852	1,862
5.41%, 11/25/46 (i)	1,087	1,087
JPMorgan Mortgage Acquisition Corp., 5.37%, 08/25/36 (i)	608	608
Lehman Brothers Commercial Mortgage Trust,
5.40%, 09/15/21 (f) (i)	352	352
Long Beach Mortgage Loan Trust, 5.60%, 10/25/34 (i)	135	135
MASTR Asset Backed Securities Trust
5.37%, 03/25/37 (i)	2,330	2,329
5.40%, 05/25/37 (i)	1,556	1,556
MBNA Credit Card Master Note
5.45%, 12/15/09 (i)	2,600	2,600
5.44%, 08/16/10 (i)	1,800	1,802
Mellon Residential Funding Corp.
5.81%, 10/20/29 (i)	414	415
5.80%, 06/15/30 (i)	798	798
Merrill Lynch Mortgage Trust, 5.39%, 08/25/36 (i)	4,944	4,942
Mid-State Trust, 8.33%, 04/01/30 (i)	17	17
Morgan Stanley Capital I, 5.38%, 10/15/20 (e) (f) (i)	979	981
Morgan Stanley Mortgage Loan Trust, 5.36%, 01/25/37 (i)	1,423	1,423
Newcastle Mortgage Securities Trust, 5.39%, 03/25/36 (i)	1,072	1,072
Nomura Home Equity Loan Trust, 5.40%, 02/25/36 (i)	237	237
Park Place Securities Inc., 5.63%, 10/25/34 (i)	2,270	2,275
Prime Mortgage Trust
5.72%, 02/25/19 (i)	40	40
5.72%, 02/25/34 (i)	178	178
Residential Asset Securities Corp., 5.39%, 11/25/36 (i)	1,533	1,533
Saxon Asset Securities Trust, 5.38%, 11/25/36 (i)	718	718
SBI Heloc Trust, 5.49%, 08/25/36 (f) (i)	875	876
Securitized Asset Backed Receivables LLC Trust,
5.38%, 12/25/36 (i)	2,227	2,227
Sequoia Mortgage Trust, 5.67%, 10/19/26 (i)	150	150
SLM Student Loan Trust
5.33%, 04/25/12 (i)	3,555	3,557
5.35%, 10/25/14 (i)	8,045	8,046
5.36%, 01/25/16 (i)	932	932
5.36%, 10/15/16 (i)	2,200	2,200
Soundview Home Equity Loan Trust

5.37%, 09/01/36 (i)	831	831
5.40%, 01/25/37 (i)	5,557	5,557
Structured Asset Mortgage Investments Inc.
5.65%, 09/19/32 (i)	136	136
5.45%, 01/01/37 (e) (i)	3,122	3,119
Structured Asset Securities Corp.
6.06%, 02/25/32 (i)	5	4
5.61%, 01/25/33 (i)	13	12
5.42%, 07/25/35 (i)	181	181
5.37%, 10/25/36 (i)	1,700	1,700
Thornburg Mortgage Securities Trust
5.44%, 06/25/36 (i)	3,049	3,046
5.43%, 12/25/36 (i)	1,363	1,362
Vendee Mortgage Trust, 6.50%, 09/15/24	899	920
Wachovia Bank Commercial Mortgage Trust,
5.41%, 08/11/18 (f) (i)	8,766	8,765
5.40%, 06/15/20 (f) (i)	2,500	2,501
Washington Mutual Inc.
5.09%, 10/25/32 (i)	57	57
6.43%, 08/25/42 (i)	482	484
6.23%, 11/25/42 (i)	285	285
5.61%, 10/25/45 (i)	327	327
Washington Mutual MSC Mortgage Pass-Through
Certificates, 6.91%, 02/25/31 (i)	33	33
Wells Fargo Home Equity Trust, 5.44%, 12/25/35 (f) (i)	1,325	1,325
Wells Fargo Mortgage Backed Securities Trust,
4.95%, 03/25/36 (i)	1,613	1,591
Total Non-U.S. Government Agency Asset-Backed
Securities (cost $123,652)		123,564

CERTIFICATES OF DEPOSIT -1.6%
Dexia Credit SA NY, 5.27%, 09/29/08	8,500	8,500
Fortis Bank NY
5.27%, 06/30/08	1,300	1,300
5.31%, 09/30/08	1,700	1,700

Total Certificates of Deposit ($11,493)		11,500

CORPORATE BONDS AND NOTES - 30.5%
CONSUMER DISCRETIONARY - 1.2%
Comcast Corp.
5.66%, 07/14/09 (i)	1,700	1,700
5.88%, 02/15/18	400	387
6.45%, 03/15/37 (o)	400	386
DaimlerChrysler NA Holding Corp.
5.71%, 03/13/09 (i)	900	902
5.81%, 08/03/09 (i)	1,400	1,407
MGM Mirage Inc.
6.37%, 10/03/11	500	496

6.41%, 10/03/11	500	496
6.43%, 10/03/11	1,500	1,483
RH Donnelley Corp., 6.86%, 06/11/07, TBA (g)	2,000	2,001
Time Warner Inc., 5.59%, 11/13/09 (i)	1,500	1,501
		10,759
CONSUMER STAPLES - 0.4%
Wal-Mart Stores Inc., 5.26%, 06/16/08 (i)	3,300	3,299

ENERGY - 1.0%
Anadarko Petroleum Corp., 5.76%, 09/15/09 (i)	2,200	2,202
El Paso Corp.
8.05%, 10/15/30	600	630
7.80%, 08/01/31	1,300	1,316
Gaz Capital SA, 6.21%, 11/22/16 (f)	300	292
Peabody Energy Corp., 7.88%, 11/01/26	600	621
Pemex Project Funding Master Trust, 5.75%, 12/15/15	500	491
Ras Laffan LNG III, 5.84%, 09/30/27 (f)	500	464
Salomon Brothers AG for OAO Gazprom, 10.50%, 10/21/09	1,500	1,648
Transocean Inc., 5.56%, 09/05/08 (i)	1,400	1,401
		9,065
FINANCIALS - 25.0%
Abbey National Plc, 5.27%, 07/02/08 (i)	3,900	3,901
AIG Matched Funding Corp., 5.36%, 06/16/08 (e) (f) (i)	1,400	1,402
American Express Co., 5.34%, 06/12/09 (i)	8,700	8,699
American Honda Finance Corp., 5.41%, 02/09/10 (f) (i)	1,900	1,900
American International Group Inc.
5.37%, 06/16/09 (e) (f) (i)	1,200	1,205
5.05%, 10/01/15	200	190
6.25%, 03/15/37	800	756
ANZ National International Ltd., 5.40%, 08/07/09 (f) (i)	4,800	4,798
Bank of America Corp.
5.37%, 06/19/09 (i)	6,400	6,406
5.37%, 11/06/09 (i)	200	200
Bank of America NA
5.36%, 02/27/09 (i)	500	500
5.36%, 06/12/09 (i)	5,300	5,299
6.00%, 10/15/36	600	579
Bank of Ireland, 5.40%, 01/15/10 (i)	4,700	4,702
Banque Centrale De Tunisie, 7.50%, 08/06/09 (f) EUR	300	425
Barclays Bank Plc, 5.28%, 03/17/08 (i)	5,900	5,900
Bear Stearns Cos. Inc.
5.45%, 03/30/09 (i)	2,500	2,501
5.48%, 05/18/10 (i)	5,600	5,592
BNP Paribas
5.26%, 05/28/08 (i)	1,200	1,200
5.26%, 07/03/08 (i)	2,600	2,599
5.19%, 06/29/15 (f) (o)	4,100	3,823
Calyon, 5.34%, 01/16/09 (i)	2,300	2,300
Cemex 10 Capital SPV Ltd., 6.72%, 12/31/16 (f) (o)	1,000	973

China Development Bank, 5.00%, 10/15/15	200	191
CIT Group Inc.
5.51%, 12/19/08 (i)	500	500
5.51%, 01/30/09 (i)	6,200	6,190
5.48%, 08/17/09 (i)	400	398
Citigroup Funding Inc.
5.35%, 12/08/08 (i)	500	500
5.32%, 04/23/09 (i)	1,200	1,200
5.36%, 06/26/09 (i)	1,200	1,200
Citigroup Global Markets Holdings Inc.
5.40%, 03/07/08 (i)	1,700	1,701
5.46%, 03/17/09 (i)	400	400
Citigroup Inc.
5.40%, 12/26/08 (i)	3,200	3,202
5.40%, 01/30/09 (i)	3,600	3,601
5.39%, 12/28/09 (i)	400	400
6.13%, 08/25/36	1,700	1,669
Credit Agricole SA
5.36%, 05/28/09 (f) (i)	1,400	1,400
5.41%, 05/28/10 (f) (i)	1,600	1,600
Export-Import Bank of Korea, 5.45%, 06/01/09 (i)	2,000	2,000
Ford Motor Credit Co., 7.88%, 06/15/10	1,000	1,000
Fortis Bank NY, 5.27%, 04/28/08 (i)	3,200	3,201
General Electric Capital Corp.
5.40%, 01/05/09 (i)	3,000	3,001
5.39%, 10/26/09 (i)	2,100	2,100
5.43%, 01/20/10 (i)	1,900	1,903
5.42%, 10/06/10 (i)	2,000	2,000
5.43%, 08/15/11 (i)	2,600	2,597
5.56%, 01/08/16 (i)	200	200
General Motors Acceptance Corp., 6.00%, 12/15/11	200	190
Goldman Sachs Group Inc.
5.45%, 11/10/08 (i)	1,600	1,602
5.40%, 12/23/08 (i)	700	700
5.45%, 06/23/09 (i)	5,100	5,104
5.63%, 01/15/17	2,200	2,109
HBOS Plc, 5.92%, 10/01/15 (f) (o)	200	188
HBOS Treasury Services Plc, 5.40%, 07/17/09 (f) (i)	2,300	2,302
HSBC Bank USA, 5.50%, 06/10/09 (i)	3,000	3,008
HSBC Finance Corp.,
5.49%, 09/15/08 (i)	4,100	4,107
5.42%, 10/21/09 (i)	1,000	1,000
HSBC Holdings Plc, 6.50%, 05/02/36	500	514
John Deere Capital Corp., 5.41%, 07/15/08 (i)	1,400	1,401
JPMorgan Chase & Co., 5.40%, 05/07/10 (i)	2,300	2,300
JPMorgan Chase Capital XX, 6.55%, 09/29/36	300	289
Lehman Brothers Holdings Inc.
5.37%, 11/24/08 (i)	4,800	4,800
5.41%, 12/23/08 (i)	200	200

5.45%, 04/03/09 (i)	600	601
5.61%, 11/10/09 (i)	900	902
5.46%, 11/16/09 (i)	400	400
5.50%, 05/25/10 (i)	1,100	1,099
5.58%, 07/18/11 (i)	1,100	1,102
Merrill Lynch & Co. Inc.
5.45%, 08/22/08 (i)	1,000	1,001
5.41%, 05/08/09 (i)	2,600	2,600
5.45%, 08/14/09 (i)	1,400	1,401
5.44%, 12/04/09 (i)	1,700	1,700
5.56%, 07/25/11 (i)	1,900	1,898
MetLife Global Funding Inc., 5.40%, 05/17/10 (f) (i)	3,000	3,000
MetLife Inc., 6.40%, 12/15/36	500	463
Morgan Stanley
5.60%, 01/22/09 (i)	3,700	3,702
5.47%, 02/09/09 (i)	2,900	2,904
5.41%, 05/07/09 (i)	2,000	2,000
National Australia Bank Ltd., 5.40%, 09/11/09 (f) (i)	1,300	1,301
Nordea Bank Finland NY
5.26%, 03/31/08 (i)	1,100	1,100
5.30%, 05/28/08 (i)	1,200	1,200
5.31%, 04/09/09 (i)	3,400	3,400
Petroleum Export Ltd., 5.27%, 06/15/11 (f)	166	162
RBS Capital Trust I, 4.71%, 07/01/13 (o)	800	745
Residential Capital Corp., 6.46%, 05/22/09 (i)	1,900	1,891
Resona Bank Ltd., 5.85%, 04/15/16 (f) (o)	300	287
Royal Bank of Canada, 5.27%, 06/30/08 (i)	3,200	3,202
Royal Bank of Scotland Group Plc
5.26%, 07/03/08 (i)	2,600	2,599
5.41%, 07/21/08 (f) (i)	2,400	2,402
Santander U.S. Debt SA UNI, 5.42%, 11/20/09 (f) (i)	3,200	3,201
SLM Corp.
6.00%, 06/30/08, TBA (g)	1,900	1,891
5.50%, 07/27/09 (i)	1,000	975
SMFG Preferred Capital Ltd., 6.08%, 01/25/17 (f) (o)	1,000	962
Societe Generale NY
5.27%, 03/28/08 (i)	700	700
5.27%, 06/30/08 (i)	5,800	5,801
State Street Capital Trust, 6.36%, 06/01/67 (i)	200	201
Sumitomo Mitsui Banking Corp., 5.63%, 10/15/15 (f) (o)	1,500	1,430
TNK-BP Finance SA, 6.13%, 03/20/12 (f)	300	293
Unicredito Italiano NY
5.35%, 05/06/08 (i)	7,400	7,400
5.36%, 05/29/08 (i)	1,800	1,801
USB Capital IX, 6.19%, 04/15/11 (o)	200	201
VTB Capital SA, 5.96%, 08/01/08 (f) (i)	1,400	1,401
Wachovia Bank NA
5.35%, 06/27/08 (i)	1,400	1,400
5.33%, 10/03/08 (i)	1,100	1,100

5.40%, 03/23/09 (i)	1,600	1,600
Wachovia Corp.
5.41%, 10/28/08 (i)	3,600	3,604
5.41%, 12/01/09 (i)	200	200
5.49%, 10/15/11 (i)	600	601
Wells Fargo & Co., 5.46%, 09/15/09 (i)	2,700	2,706
Westpac Banking Corp., 5.28%, 06/06/08 (i)	900	900
ZFS Finance USA Trust I, 5.88%, 05/09/32 (f)	600	591
		219,839
HEALTH CARE - 0.5%
Amgen Inc., 5.44%, 11/28/08 (f) (i)	3,300	3,301
Health Management Associates Inc.,
7.10%, 01/16/14, TBA (g)	1,500	1,503
		4,804
INDUSTRIALS - 0.6%
General Electric Co., 5.40%, 12/09/08 (i)	3,400	3,403
Parker Hannifin Employee Stock Ownership Trust,
6.34%, 07/15/08 (f)	42	42
Siemens Financieringsmaatschappij NV,
5.41%, 08/14/09 (f) (i)	2,100	2,099
		5,544
MATERIALS - 0.1%
Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (f)	200	197
Vale Overseas Ltd.
6.25%, 01/23/17	300	298
6.88%, 11/21/36	300	302
		797
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc.
5.57%, 11/14/08 (i)	900	903
5.46%, 02/05/10 (i)	900	901
BellSouth Corp., 4.20%, 04/26/21 (f)	1,300	1,288
Qwest Corp., 7.63%, 06/15/15	900	929
Telecom Italia Capital SA, 5.97%, 07/18/11 (i)	1,900	1,914
Telefonica Emisiones SAU, 5.66%, 06/19/09 (i)	1,800	1,806
Verizon Communications Inc., 5.41%, 04/03/09 (i)	3,600	3,601
		11,342
UTILITIES - 0.4%
TXU Energy Co. LLC, 5.86%, 09/16/08 (f) (i)	3,000	3,001

Total Corporate Bonds and Notes (cost $268,164)		268,450

GOVERNMENT AND AGENCY OBLIGATIONS - 55.4%
GOVERNMENT SECURITIES - 6.7%
Municipals - 0.1%
State of Texas – Series A, 4.75%, 04/01/35	600	594
Tobacco Settlement Authority of Iowa – Series A,
6.50%, 06/01/23	285	282
		876

Sovereign - 5.7%
Belgium Discount Treasury Bill, 4.10%, 09/13/07 (j)	EUR 11,000	14,768
Export-Import Bank of China, 4.88%, 07/21/15 (f)	200	190
French Treasury Bill
4.07%, 08/23/07 (j)	EUR 13,200	17,760
4.10%, 09/13/07 (j)	EUR 12,530	16,819
Republic of Brazil, 10.25%, 01/10/28	BRL 800	469
Republic of South Africa, 5.88%, 05/30/22	100	97
		50,103
Treasury Inflation Index Securities - 0.3%
U.S. Treasury Inflation Index Note
2.38%, 01/15/25 (q)	721	843
2.00%, 01/15/26 (q)	1,152	1,132
3.63%, 04/15/28 (q)	332	741
		2,716
U.S. Treasury Securities - 0.6%
U.S. Treasury Note, 4.50%, 05/15/17, TBA (g)	5,450	5,225

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 48.7%
Federal Home Loan Mortgage Corp. - 6.7%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16	88	89
6.00%, 08/01/16	32	33
5.00%, 11/01/18	566	549
5.47%, 07/15/19 (i)	2,700	2,698
5.47%, 08/15/19 (i)	12,300	12,290
5.47%, 10/15/20 (i)	16,500	16,485
7.00%, 05/15/23	513	527
7.34%, 07/01/27 (i)	2	2
6.00%, 07/17/30,TBA (g)	2,000	1,981
5.77%, 11/15/30 (i)	8	7
7.50%, 03/01/32 (e)	189	190
6.00%, 10/01/32	249	249
6.00%, 03/01/33	299	298
6.00%, 08/01/33	136	135
4.50%, 03/15/34	7,174	5,404
5.50%, 07/01/35, TBA (g)	7,000	6,751
5.55%, 07/15/37, TBA (g) (i)	11,000	10,999
6.23%, 02/25/45 (i)	175	174
		58,861
Federal National Mortgage Association - 41.5%
Federal National Mortgage Association
5.50%, 11/01/13	9	9
5.50%, 03/01/16	107	106
6.00%, 04/01/16	180	181
6.00%, 05/01/16	58	58
6.00%, 08/01/16	36	36
6.00%, 09/01/16	20	20

6.00%, 11/01/16	108	109
5.50%, 12/01/16	284	280
5.50%, 01/01/17	82	80
6.00%, 02/01/17	22	23
5.00%, 02/25/17 (i)	407	402
5.50%, 03/01/17	85	84
6.00%, 03/01/17	110	111
6.00%, 04/01/17	89	89
6.00%, 05/01/17	25	25
5.50%, 10/01/17	72	71
6.00%, 10/01/17	66	66
5.50%, 11/01/17	49	49
5.00%, 05/01/18	21	20
5.00%, 06/01/18	310	301
5.00%, 08/01/18	1,466	1,423
5.00%, 09/01/18	807	783
5.00%, 10/01/18	458	445
5.00%, 01/01/19	540	523
5.00%, 02/01/19	178	173
5.00%, 04/01/19	425	412
5.00%, 06/01/19	1,251	1,212
5.00%, 10/01/19	1,617	1,566
5.00%, 12/01/19	1,625	1,575
5.00%, 07/01/20	385	373
5.00%, 10/01/20	20	19
5.00%, 04/01/21	1,382	1,336
5.50%, 11/01/32	2,300	2,230
5.50%, 01/01/33	634	614
6.00%, 03/01/33	51	50
5.00%, 04/25/33	842	801
5.50%, 06/01/33	1,370	1,328
5.50%, 07/01/33	16	15
5.50%, 08/01/33	561	544
5.50%, 10/01/33	23	22
5.50%, 11/01/33	909	880
5.50%, 12/01/33	689	668
5.50%, 01/01/34	88	85
5.50%, 02/01/34	1,319	1,277
5.50%, 03/01/34	2,870	2,783
5.50%, 04/01/34	5,832	5,651
5.50%, 05/01/34	1,237	1,198
5.50%, 06/01/34	2,445	2,366
5.50%, 07/01/34	961	929
5.50%, 09/01/34	2,871	2,780
5.50%, 10/01/34	716	693
5.50%, 11/01/34	1,247	1,208
5.50%, 12/01/34	675	654
4.90%, 01/01/35 (i)	2,798	2,767
5.50%, 01/01/35	7,430	7,193

5.50%, 02/01/35	59,531	57,597
5.50%, 03/01/35	15,006	14,513
5.50%, 04/01/35	5,968	5,772
5.50%, 05/01/35	2,141	2,072
4.67%, 05/25/35 (i)	300	296
5.50%, 06/01/35	2,487	2,404
5.50%, 07/01/35	8,111	7,845
5.00%, 08/01/35	658	618
5.50%, 08/01/35	7,078	6,841
5.00%, 09/01/35	3,732	3,507
5.50%, 09/01/35	14,144	13,675
5.00%, 10/01/35	344	323
5.50%, 10/01/35	4,795	4,635
5.50%, 11/01/35	2,086	2,018
5.00%, 03/01/36	33,167	31,078
5.50%, 04/01/36	3,216	3,102
5.50%, 06/01/36, TBA (g)	22,000	21,216
6.00%, 06/01/36	192	190
5.50%, 07/01/36	3,556	3,432
6.00%, 07/14/36, TBA (g)	58,500	57,860
6.00%, 08/01/36	1,769	1,750
5.50%, 08/15/36, TBA (g)	29,000	27,940
6.00%, 09/01/36	1,519	1,504
5.00%, 10/01/36	999	937
6.00%, 10/01/36	738	731
5.50%, 11/01/36	336	324
6.00%, 11/01/36	232	229
6.00%, 12/01/36	294	291
6.00%, 01/01/37	1,793	1,721
5.00%, 02/01/37	1,356	1,271
6.00%, 02/01/37	844	835
5.50%, 03/01/37	5,862	5,657
6.00%, 03/01/37	1,464	1,448
5.00%, 04/01/37	27,979	26,215
6.00%, 04/01/37	180	179
5.00%, 05/01/37	2,932	2,746
6.00%, 05/01/37	1,332	1,319
6.43%, 09/01/40 (i)	33	33
6.50%, 12/25/42	111	111
6.23%, 06/01/43 (i)	1,247	1,264
5.67%, 03/25/44 (i)	1,037	1,037
		365,232
Government National Mortgage Association - 0.3%
Government National Mortgage Association
5.38%, 05/20/26 (i)	119	120
6.38%, 02/20/27 (i)	10	11
5.38%, 04/20/30 (i)	21	21
5.38%, 05/20/30 (i)	17	17
5.75%, 02/20/32 (i)	173	174

6.00%, 02/20/32 (i)	108	109
6.00%, 07/01/35, TBA (g)	2,000	1,989
		2,441
Small Business Administration Participation Certificates - 0.2%
Small Business Administration Participation Certificates
7.45%, 08/01/10	8	8
6.29%, 01/01/21 (i)	50	51
5.13%, 09/01/23 (i)	77	75
5.52%, 06/01/24	1,516	1,509
		1,643

Total Government and Agency Obligations (cost $496,754)		487,097

SHORT TERM INVESTMENTS - 13.0%
Certificates of Deposit - 0.0%
Royal Bank of Scotland NY, 5.27%, 03/26/08	2,600	2,599

Commercial Paper - 8.9%
Skandi Ensk Bank, 5.20%, 08/21/07 (f)	23,400	23,225
Societe Generale
5.21%, 09/04/07	900	892
5.21%, 09/10/07	100	99
5.25%, 09/20/07	18,500	18,285
5.23%, 10/09/07	100	98
UBS Finance LLC
5.23%, 07/19/07	2,400	2,394
5.15%, 08/01/07	500	498
5.24%, 09/04/07	500	495
5.24%, 09/06/07	500	495
5.23%, 10/15/07	7,200	7,090
Westpac Banking Corp.
5.24%, 09/18/07 (f)	16,700	16,510
5.17%, 10/15/07 (f)	8,500	8,370
		78,451
Mutual Funds - 3.4%
Dreyfus Cash Management Plus Fund, 5.21% (h)	29,705	29,705

U.S. Treasury Securities - 0.7%
U.S. Treasury Bill,
4.62%, 08/30/07 (m)	500	496
4.65%, 09/13/07 (m)	5,440	5390
		5,886

Total Short Term Investments (cost $116,638)		116,641

Total Investments - 115.2% (cost $1,024,371)		1,013,249

Securities Sold Short, Net – (2.7%)		(23,633)

Other Assets and Liabilities, Net - (12.5%)		(109,995)

Total Net Assets - 100%		$879,621

Securities Sold Short
U.S. Treasury Securities - 2.7%
U.S. Treasury Note, 4.50%, 05/15/17, TBA (g)	24,650	23,633

Total Government Securities Sold Short - 2.7%
(proceeds $23,734)		$23,633

JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (e)	429	$4
Mattress Discounters Corp. (c) (e)	1	-
		4
CONSUMER STAPLES - 0.0%
ContinentalAFA Dispensing Co. (c) (e)	4	-
VFB LLC (c) (e)	79	1
		1
INDUSTRIALS - 0.0%
Terex Corp. (c)	1	41

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (e)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (b) (c) (e)	3	18

TELECOMMUNICATION SERVICES - 0.0%
Manitoba Telecom Services Inc.	1	23

Total Common Stocks (cost $520)		87

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.3%
ION Media Networks Inc., 0.00%, 11/15/49	-	1,215

ENERGY - 0.1%
Chesapeake Energy Corp., Convertible Preferred,
6.25%, 06/15/09	2	502

Total Preferred Stocks (cost $1,443)		1,717

WARRANTS - 0.0%
Mattress Discount Warrant (e) (f)	-	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Airplanes Pass Through Trust, 10.88%, 03/15/12 (d) (e)	$123	-

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $124)		-

CORPORATE BONDS AND NOTES - 92.2%
CONSUMER DISCRETIONARY - 29.4%
Affinion Group Inc.
10.13%, 10/15/13	1,480	1,580
11.50%, 10/15/15	890	961
AMC Entertainment Inc., 11.00%, 02/01/16	2,505	2,768

Beazer Homes USA Inc.
6.50%, 11/15/13	538	463
6.88%, 07/15/15	3,000	2,580
8.13%, 06/15/16	1,500	1,470
Cablevision Systems Corp., 8.00%, 04/15/12 (b) (k)	660	652
Caesars Entertainment Inc.
8.88%, 09/15/08	1,100	1,130
8.13%, 05/15/11	1,000	1,044
CCH I Holdings LLC, 11.75%, 05/15/14 (b) (k)	3,575	3,512
CCH I LLC, 11.00%, 10/01/15 (b)	2,293	2,393
Charter Communications Holdings II LLC,
10.25%, 09/15/10	1,590	1,662
Charter Communications LLC
9.92%, 04/01/11 (k)	336	335
11.75%, 05/15/11 (k)	495	505
12.13%, 01/15/12 (k)	530	547
Clear Channel Communications Inc.
5.50%, 09/15/14 (b)	957	818
4.90%, 05/15/15	293	236
CMP Susquehanna Corp., 9.88%, 05/15/14 (f) (k)	1,240	1,240
CSC Holdings Inc.
8.13%, 07/15/09 (b)	110	112
8.13%, 08/15/09	145	148
7.63%, 04/01/11	2,330	2,313
7.63%, 07/15/18	175	166
DI Finance/DynCorp International LLC, 9.50%, 02/15/13	1,605	1,707
DirecTV Holdings LLC, 6.38%, 06/15/15	3,000	2,820
EchoStar DBS Corp.
7.00%, 10/01/13	1,455	1,433
7.13%, 02/01/16	2,190	2,141
Education Management LLC
8.75%, 06/01/14	655	671
10.25%, 06/01/16 (b)	1,755	1,847
Fontainebleau Las Vegas Holdings LLC,
10.25%, 06/15/15 (f)	3,000	2,955
Ford Motor Co.
8.88%, 01/15/22	335	295
6.63%, 10/01/28	2,300	1,719
7.45%, 07/16/31 (b)	3,915	3,127
8.90%, 01/15/32	895	779
4.25%, 12/15/36	320	401
General Motors Corp.
7.20%, 01/15/11	820	788
7.13%, 07/15/13	895	840
8.38%, 07/15/33 (b)	4,782	4,364
Harrah’s Operating Co. Inc., 5.38%, 12/15/13	6,500	5,509
Herbst Gaming Inc., 8.13%, 06/01/12	1,400	1,414
Hertz Corp.
8.88%, 01/01/14	940	980

10.50%, 01/01/16	3,310	3,658
Idearc Inc., 8.00%, 11/15/16 (b)	3,015	3,045
ION Media Networks Inc., 11.61%, 01/15/13 (f) (i)	305	316
K Hovnanian Enterprises Inc.
7.50%, 05/15/16	2,000	1,820
8.63%, 01/15/17 (b)	1,025	984
KB Home, 5.75%, 02/01/14	1,650	1,452
Las Vegas Sands Corp., 6.38%, 02/15/15	1,125	1,070
Lear Corp., 5.75%, 08/01/14	1,415	1,189
Levi Strauss & Co.
9.75%, 01/15/15	1,570	1,680
8.88%, 04/01/16 (b)	895	917
Mandalay Resort Group, 10.25%, 08/01/07	415	416
McClatchy Co., 5.75%, 09/01/17	1,000	856
MGM Mirage Inc.
8.50%, 09/15/10 (b)	500	523
7.63%, 01/15/17	1,425	1,356
Michael’s Stores Inc., 11.38%, 11/01/16 (b) (f)	5,000	5,225
Neiman-Marcus Group Inc.
9.00%, 10/15/15	845	904
10.38%, 10/15/15 (b)	2,705	2,976
NTL Cable Plc
8.75%, 04/15/14	255	263
9.13%, 08/15/16	2,165	2,268
Quebecor Media Inc., 7.75%, 03/15/16	370	376
Rainbow National Services LLC
8.75%, 09/01/12 (f)	850	884
10.38%, 09/01/14 (f)	260	285
Reader’s Digest Association Inc., 9.00%, 02/15/17 (b) (f)	3,000	2,805
RH Donnelley Corp.
6.88%, 01/15/13	2,925	2,771
6.88%, 01/15/13 (b)	200	190
8.88%, 01/15/16	1,200	1,248
Sealy Mattress Co., 8.25%, 06/15/14	1,150	1,179
Simmons Co., 10.00%, 12/15/14	1,350	1,134
Sinclair Broadcast Group Inc., 8.00%, 03/15/12	735	757
Station Casinos Inc.
6.00%, 04/01/12	90	85
6.50%, 02/01/14	1,000	885
6.88%, 03/01/16	2,175	1,919
7.75%, 08/15/16	690	683
6.63%, 03/15/18	50	43
Univision Communications Inc., 9.75%, 03/15/15 (b) (f)	5,045	4,982
Valassis Communication Inc., 8.25%, 03/01/15 (b) (f)	3,000	2,924
Videotron Ltee, 6.38%, 12/15/15	700	664
Warner Music Group Inc., 7.38%, 04/15/14	1,410	1,310
		116,467
CONSUMER STAPLES - 2.2%
Allied Security Escrow Corp., 11.38%, 07/15/11	775	779

Aramark Corp.
8.50%, 02/01/15 (f)	4,900	4,986
8.86%, 02/01/15 (f) (i)	220	223
Delhaize America Inc., 9.00%, 04/15/31	1,104	1,334
Dole Food Co. Inc.
7.25%, 06/15/10	1,290	1,245
8.88%, 03/15/11 (b)	250	246
		8,813
ENERGY - 9.1%
Belden & Blake Corp., 8.75%, 07/15/12	1,800	1,845
Chesapeake Energy Corp.
7.00%, 08/15/14	500	496
6.63%, 01/15/16 (b)	50	48
6.50%, 08/15/17 (b)	575	545
6.25%, 01/15/18	2,435	2,274
Complete Production Services Inc., 8.00%, 12/15/16 (f)	1,275	1,288
Dresser-Rand Group Inc., 7.38%, 11/01/14 (k)	1,065	1,069
El Paso Corp.
7.88%, 06/15/12 (b)	2,000	2,091
7.80%, 08/01/31	3,460	3,504
7.75%, 01/15/32 (b)	430	433
Enterprise Products Operating LP, 8.38%, 08/01/16 (b) (i)	860	918
EXCO Resources Inc., 7.25%, 01/15/11	2,715	2,701
International Coal Group Inc., 10.25%, 07/15/14	1,450	1,499
Petrohawk Energy Corp., 9.13%, 07/15/13	1,040	1,100
Pioneer Natural Resources Co., 5.88%, 07/15/16	1,000	899
Pride International Inc., 7.38%, 07/15/14	2,000	2,005
Stone Energy Corp., 8.25%, 12/15/11 (b)	1,250	1,250
Transcontinental Gas Pipe Line Corp., 8.88%, 07/15/12	1,500	1,680
VeraSun Energy Corp., 9.38%, 06/01/17 (f)	5,380	5,003
Whiting Petroleum Corp.
7.25%, 05/01/12	825	784
7.00%, 02/01/14	625	588
Williams Cos. Inc.
7.13%, 09/01/11	1,000	1,025
8.13%, 03/15/12 (k)	500	531
7.63%, 07/15/19	50	52
8.75%, 03/15/32 (b) (k)	1,975	2,285
		35,913
FINANCIALS - 13.3%
Ashtead Holdings Plc, 8.63%, 08/01/15 (f)	360	367
Basell AF SCA, 8.38%, 08/15/15 (b) (f)	1,180	1,130
CDX North America High Yield Index,
7.63%, 06/29/12 (b) (f)	25,000	23,640
Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (e)	117	1
E*Trade Financial Corp.
7.38%, 09/15/13	365	370
7.88%, 12/01/15	625	651
Ford Motor Credit Co.

7.88%, 06/15/10	800	800
10.61%, 06/15/11 (i)	1,070	1,156
9.88%, 08/10/11	1,045	1,097
8.11%, 01/13/12 (b) (i)	1,598	1,593
9.81%, 04/15/12 (i)	1,005	1,077
7.00%, 10/01/13 (b)	890	825
8.00%, 12/15/16	870	833
General Motors Acceptance Corp.
6.88%, 08/28/12	1,915	1,872
8.00%, 11/01/31 (b)	6,490	6,637
Host Marriott LP
7.13%, 11/01/13	2,075	2,072
6.38%, 03/15/15 (b)	75	72
Inmarsat Finance Plc, 10.38%, 11/15/12 (k)	1,020	973
JPMorgan Chase & Co., 9.31%, 11/08/07 (f) (j)	1,882	1,834
JSG Funding Plc, 9.63%, 10/01/12	143	150
PGS Solutions Inc., 9.63%, 02/15/15 (f)	1,005	1,016
Saint Acquisition Corp., 12.50%, 05/15/17 (f)	4,000	3,780
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	575
		52,521
HEALTH CARE - 6.5%
Community Health Systems Inc.,
8.88%, 07/15/15, TBA (f) (g)	4,733	4,798
DaVita Inc.
6.63%, 03/15/13	95	93
6.63%, 03/15/13 (f)	310	303
7.25%, 03/15/15 (b)	1,810	1,787
HCA Inc.
6.25%, 02/15/13	3,700	3,339
6.50%, 02/15/16 (b)	4,595	3,889
9.25%, 11/15/16 (f)	1,275	1,358
IASIS Healthcare LLC / IASIS Capital Corp.,
8.75%, 06/15/14	2,300	2,300
Tenet Healthcare Corp.
9.88%, 07/01/14 (b)	4,010	3,970
9.25%, 02/01/15 (k)	2,550	2,423
Triad Hospitals Inc., 7.00%, 11/15/13	1,600	1,682
		25,942
INDUSTRIALS - 5.5%
Ashtead Capital Inc., 9.00%, 08/15/16 (f)	777	814
Continental Airlines Inc., 6.54%, 03/15/08	4	4
Deluxe Corp., 7.38%, 06/01/15 (b) (f)	2,235	2,224
GrafTech Finance Inc., 10.25%, 02/15/12	293	307
Holt Group Inc., 9.75%, 01/15/11(d) (e)	125	-
Meritage Homes Corp.
7.00%, 05/01/14	2,000	1,860
6.25%, 03/15/15	4,000	3,560
Nortek Inc., 8.50%, 09/01/14	890	848
NTK Holdings Inc., 10.75%, 03/01/14 (b) (j) (k)	3,140	2,277

Penhall International Corp., 12.00%, 08/01/14 (f)	1,655	1,787
Quebecor World Capital Corp., 8.75%, 03/15/16 (b) (f)	3,000	2,955
Radnor Holdings Corp., 11.00%, 03/15/10 (d)	100	-
Rental Service Corp., 9.50%, 12/01/14 (f)	1,035	1,056
Safety-Kleen Services, 9.25%, 06/01/08 (d)	125	-
Standard Pacific Corp., 7.00%, 08/15/15 (b)	4,000	3,520
United Air Lines Inc., 6.20%, 09/01/08	481	485
		21,697
INFORMATION TECHNOLOGY - 3.3%
Activant Solutions Inc., 9.50%, 05/01/16	1,355	1,331
Freescale Semiconductor Inc.
8.88%, 12/15/14 (b) (f)	1,680	1,604
10.13%, 12/15/16 (b) (f)	8,100	7,614
Sungard Data Systems Inc.
9.13%, 08/15/13	400	410
10.25%, 08/15/15 (b)	2,015	2,131
		13,090
MATERIALS - 11.2%
Appleton Papers Inc., 9.75%, 06/15/14	1,795	1,885
Borden Chemicals & Plastics, 9.50%, 05/01/05 (d) (e) (i)	85	1
Equistar Chemicals LP/Equistar Funding Corp.
10.13%, 09/01/08	571	594
10.63%, 05/01/11	1,186	1,248
Freeport-McMoRan Copper & Gold Inc.,
8.38%, 04/01/17 (b)	5,720	6,106
Georgia Gulf Corp., 9.50%, 10/15/14 (b)	2,540	2,527
Georgia-Pacific Corp., 7.70%, 06/15/15	2,000	1,980
Graham Packaging Co. Inc., 9.88%, 10/15/14 (b)	2,225	2,250
Graphic Packaging International Corp.,
9.50%, 08/15/13 (b)	1,845	1,916
Ineos Group Holdings Plc, 8.50%, 02/15/16 (b) (f)	5,000	4,888
Koppers Inc., 9.88%, 10/15/13	2,000	2,135
Lyondell Chemical Co.
8.00%, 09/15/14 (b)	455	468
8.25%, 09/15/16 (b)	375	392
Metals USA Inc.
11.36%, 01/15/12 (f) (i)	1,260	1,260
11.13%, 12/01/15	2,040	2,224
Momentive Performance Materials Inc.,
9.75%, 12/01/14 (f)	700	707
Montell Finance Co. BV, 8.10%, 03/15/27 (f)	2,630	2,393
NewPage Corp.
10.00%, 05/01/12	110	119
11.61%, 05/01/12 (i)	1,295	1,412
12.00%, 05/01/13 (b)	1,230	1,344
Novelis Inc., 7.25%, 02/15/15 (i) (k)	825	847
Owens Brockway Glass Container Inc., 8.88%, 02/15/09	3,277	3,334
Smurfit-Stone Container Enterprises Inc.
8.38%, 07/01/12	585	586

8.00%, 03/15/17 (b)	2,500	2,425
Verso Paper Holdings LLC and Verso Paper Inc.
9.13%, 08/01/14 (b) (f)	80	82
11.38%, 08/01/16 (b) (f)	1,110	1,184
		44,307
TELECOMMUNICATION SERVICES - 8.5%
American Tower Corp., 7.50%, 05/01/12	2,750	2,826
Cincinnati Bell Inc., 8.38%, 01/15/14	3,285	3,318
Citizens Communications Co.
7.13%, 03/15/19	620	586
7.88%, 01/15/27	590	574
9.00%, 08/15/31	281	289
FTD Inc., 7.75%, 02/15/14	1,281	1,268
Intelsat Bermuda Ltd.
8.87%, 01/15/15 (i)	650	664
11.25%, 06/15/16	2,890	3,237
Intelsat Ltd., 6.50%, 11/01/13	5,200	4,173
Level 3 Financing Inc.
9.25%, 11/01/14	925	934
9.15%, 02/15/15 (b) (f) (i)	240	240
8.75%, 02/15/17 (f)	300	297
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (f)	945	1,002
PanAmSat Corp., 9.00%, 06/15/16	295	309
Qwest Communications International Inc.
7.50%, 02/15/14	825	835
7.50%, 02/15/14 (k)	145	147
Qwest Corp.
5.63%, 11/15/08	1,500	1,494
7.88%, 09/01/11	145	151
6.88%, 09/15/33	2,915	2,733
Rural Cellular Corp.
9.88%, 02/01/10	630	658
8.25%, 03/15/12	2,240	2,290
TL Acquisition Corp.
10.50%, 01/15/15 (f)	3,000	2,910
13.25%, 07/15/15 (f) (i) (k)	1,000	753
Windstream Corp., 8.63%, 08/01/16	1,925	2,036
		33,724
UTILITIES - 3.2%
AES China Generating Co. Ltd., 8.25%, 06/26/10	155	155
AES Corp.
8.75%, 06/15/08	50	51
9.50%, 06/01/09	1,200	1,254
9.38%, 09/15/10	50	53
8.88%, 02/15/11 (b)	25	26
9.00%, 05/15/15 (f)	230	244
Dynegy Holdings Inc.
7.75%, 06/01/19 (b) (f)	3,000	2,790
7.63%, 10/15/26	125	111

Edison Mission Energy
7.50%, 06/15/13	170	168
7.75%, 06/15/16	940	935
Midwest Generation LLC, 8.56%, 01/02/16	693	739
Mirant North America LLC, 7.38%, 12/31/13 (b)	1,780	1,820
Orion Power Holdings Inc., 12.00%, 05/01/10	2,025	2,288
Southern Natural Gas Co., 8.00%, 03/01/32	270	306
Suburban Propane Partners LP, 6.88%, 12/15/13	1,815	1,752
		12,692

Total Corporate Bonds and Notes (cost $368,671)		365,166

GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
GOVERNMENT SECURITIES - 0.0%
Sovereign - 0.0%
Russia Government International Bond, 7.50%, 03/31/30	14	15

Total Government and Agency Obligations (cost $15)		15

SHORT TERM INVESTMENTS - 37.8%
Mutual Funds - 6.1%
JNL Money Market Fund, 5.18% (a) (h)	23,977	23,977

Securities Lending Collateral - 31.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	125,580	125,580

Total Short Term Investments (cost $149,557)		149,557

Total Investments - 130.4% (cost $520,330)		516,542

Other Assets and Liabilities, Net - (30.4%)		(120,321)

Total Net Assets - 100%		$396,221

JNL/Select Balanced Fund
COMMON STOCKS - 62.9%
CONSUMER DISCRETIONARY - 5.0%
BorgWarner Inc.	19	$1,592
CBS Corp. - Class B	90	3,004
Comcast Corp. - Class A (c)	162	4,568
Home Depot Inc.	44	1,743
Honda Motor Co. Ltd. - ADR (b)	57	2,058
McDonald’s Corp.	77	3,909
New York Times Co. - Class A (b)	70	1,773
Staples Inc.	82	1,936
Viacom Inc. - Class B (c)	66	2,741
Whirlpool Corp.	11	1,234
		24,558

CONSUMER STAPLES - 7.5%
Altria Group Inc.	66	4,629
Bunge Ltd. (b)	32	2,738
Coca-Cola Co.	47	2,438
Kimberly-Clark Corp.	29	1,933
PepsiCo Inc.	59	3,846
Procter & Gamble Co.	74	4,522
SYSCO Corp.	101	3,325
Tyson Foods Inc.	113	2,597
Unilever NV - NYS - ADR	134	4,163
Wal-Mart Stores Inc.	129	6,225
		36,416
ENERGY - 10.9%
Cameco Corp. (b)	58	2,948
Chevron Corp.	130	10,934
ConocoPhillips	73	5,698
EnCana Corp.	71	4,377
Exxon Mobil Corp.	179	15,048
Schlumberger Ltd.	29	2,497
Total SA - ADR	99	8,017
XTO Energy Inc.	59	3,540
		53,059
FINANCIALS - 10.2%
ACE Ltd.	77	4,789
Allstate Corp.	48	2,946
American International Group Inc.	57	4,013
Bank of America Corp.	169	8,281
Citigroup Inc.	163	8,350
Freddie Mac	37	2,222
Hartford Financial Services Group Inc.	40	3,940
MBIA Inc. (b)	35	2,178
PNC Financial Services Group Inc.	40	2,849
State Street Corp.	58	3,954
Synovus Financial Corp. (b)	67	2,063
Torchmark Corp.	9	582
UBS AG	48	2,868
Ventas Inc.	18	649
		49,684
HEALTH CARE - 6.9%
Abbott Laboratories	104	5,558
Bristol-Myers Squibb Co.	143	4,523
Eli Lilly & Co.	116	6,476
Medtronic Inc.	92	4,776
Sanofi-Aventis - ADR	73	2,932
Schering-Plough Corp.	216	6,584
Wyeth	47	2,713
		33,562
INDUSTRIALS - 8.0%
3M Corp.	23	2,005

Avery Dennison Corp.	44	2,952
Caterpillar Inc.	35	2,701
Deere & Co.	48	5,820
General Electric Corp.	263	10,068
Illinois Tool Works Inc.	58	3,116
Pentair Inc. (b)	94	3,629
Southwest Airlines Co. (b)	123	1,840
United Parcel Service Inc. - Class B	46	3,380
Waste Management Inc.	97	3,780
		39,291
INFORMATION TECHNOLOGY - 4.0%
Automatic Data Processing Inc.	53	2,544
EMC Corp. (c)	129	2,325
International Business Machines Corp. (b)	79	8,273
Maxim Integrated Products Inc.	100	3,328
Microsoft Corp.	110	3,251
		19,721
MATERIALS - 4.1%
Alcoa Inc.	80	3,251
EI Du Pont de Nemours & Co.	110	5,608
International Paper Co.	65	2,550
Newmont Mining Corp.	41	1,601
Owens-Illinois Inc. (c)	95	3,339
Rhodia SA - ADR (c)	33	1,549
Weyerhaeuser Co.	25	1,950
		19,848
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.	306	12,699
Verizon Communications Inc.	83	3,405
		16,104
UTILITIES - 3.0%
Dominion Resources Inc.	44	3,815
Exelon Corp.	77	5,554
PPL Corp.	54	2,513
Progress Energy Inc. (b)	29	1,317
Veolia Environnement - ADR (b)	17	1,356
		14,555

Total Common Stocks (cost $238,388)		306,798

WARRANTS - 0.0%
Lucent Technologies Inc.	1	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.4%
Banc of America Commercial Mortgage Inc.
5.68%, 06/11/35	$126	126
5.12%, 07/11/43	750	735

5.93%, 05/10/45 (i)	350	349
5.35%, 09/10/47 (i)	1,200	1,157
5.45%, 01/15/49 (i)	800	774
Bank of America-First Union NB Commercial Mortgage,
5.46%, 04/11/37 (i)	500	497
Bank One Issuance Trust, 4.77%, 02/16/16	500	470
Bear Stearns Adjustable Rate Mortgage Trust,
4.63%, 02/25/36 (i)	1,615	1,578
Bear Stearns Commercial Mortgage Securities
5.62%, 03/11/39 (i)	415	407
5.54%, 09/11/41 (i)	600	587
4.87%, 09/11/42 (i)	500	470
Bear Stearns Mortgage Funding Trust, 5.54%, 10/12/41 (i)	720	704
BMW Vehicle Owner Trust, 3.52%, 10/25/10	1,000	998
Capital One Financial Corp., 5.70%, 09/15/11	400	398
Capital One Multi-Asset Execution Trust, 4.50%, 06/15/11	500	495
Centex Home Equity, 4.72%, 10/25/31 (i)	71	72
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.40%, 07/15/44 (i)	500	484
Commercial Mortgage Acceptance Corp., 7.89%, 06/15/31 (i)	500	520
Commercial Mortgage Pass Through Certificates,
5.96%, 06/10/46 (i)	350	350
Countrywide Home Loan Mortgage Pass Through Trust,
5.26%, 11/25/35 (i)	147	145
Credit Suisse Mortgage Capital Certificates
5.61%, 02/15/39 (i)	450	441
5.47%, 09/15/39 (i)	355	344
CS First Boston Mortgage Securities Corp., 6.13%, 04/15/37	500	509
GE Capital Commercial Mortgage Corp., 6.03%, 08/11/33 (i)	347	349
Greenwich Capital Commercial Funding Corp.,
5.44%, 01/10/17 (i)	320	310
GSR Mortgage Loan Trust, 6.02%, 03/25/37 (i)	1,582	1,583
Harley-Davidson Motorcycle Trust
1.89%, 02/15/11	149	147
2.00%, 11/15/11	105	103
Household Automotive Trust, 5.28%, 09/19/11 (i)	475	475
JPMorgan Chase Commercial Mortgage Securities Corp.
4.92%, 10/15/42 (i)	700	660
5.48%, 12/12/44 (i)	500	488
5.44%, 06/12/47 (i)	800	773
JPMorgan Commercial Mortgage Finance Corp.
6.61%, 01/15/30	196	196
6.51%, 10/15/35 (i)	753	758
LB-UBS Commercial Mortgage Trust, 4.95%, 09/15/30 (i)	500	473
Marriott Vacation Club Trust, 5.36%, 10/20/28 (f) (i)	108	107
MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (f)	500	509
Merrill Lynch Mortgage Trust, 5.05%, 07/12/38 (i)	500	475
Morgan Stanley Capital I
5.45%, 02/20/44 (i)	355	343

5.51%, 11/12/49 (i)	800	779
Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39	560	567
PNC Mortgage Acceptance Corp., 6.36%, 03/12/34	1,000	1,024
Residential Accredit Loans Inc., 5.25%, 02/25/35 (i)	418	415
Residential Funding Mortgage Security I,
5.69%, 04/25/37 (i)	1,602	1,596
Susquehanna Auto Lease Trust, 5.21%, 03/16/09 (f) (i)	410	408
Wells Fargo Mortgage Backed Securities Trust
4.55%, 03/25/35 (i)	370	363
5.53%, 04/25/36 (i)	568	566
WFS Financial Owner Trust, 2.73%, 05/20/11	125	125

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $26,938)		26,202

CORPORATE BONDS AND NOTES - 6.0%
CONSUMER DISCRETIONARY - 0.9%
Comcast Corp.
5.85%, 01/15/10	200	201
5.65%, 06/15/35	600	522
COX Communications Inc., 5.45%, 12/15/14	500	484
DaimlerChrysler NA Holding Corp.
4.75%, 01/15/08	500	498
5.88%, 03/15/11	400	402
8.50%, 01/18/31 (b)	300	379
Federated Retail Holding Inc., 5.90%, 12/01/16	192	187
News America Inc., 6.40%, 12/15/35	240	229
Target Corp., 5.38%, 06/15/09	500	500
Time Warner Cable Inc., 5.85%, 05/01/17 (f)	270	263
Viacom Inc., 6.88%, 04/30/36	670	647
Wyndham Worldwide Corp., 6.00%, 12/01/16	185	178
		4,490
CONSUMER STAPLES - 0.3%
CVS Caremark Corp., 5.75%, 06/01/17	245	236
CVS Corp., 6.13%, 08/15/16	400	397
Diageo Capital Plc, 3.50%, 11/19/07	600	595
		1,228
ENERGY - 0.2%
Indiana Power & Light Co., 6.60%, 06/01/37 (f)	500	512
MidAmerican Energy Co., 5.63%, 06/12/12 (b)	500	501
		1,013
FINANCIALS - 2.8%
Ace Capital Trust II, 9.70%, 04/01/30	525	679
AMBAC Financial Group Inc., 5.95%, 12/05/35	270	257
American International Group Inc., 6.25%, 03/15/37	190	180
ASIF Global Financing, 4.90%, 01/17/13 (f)	500	485
AXA SA, 8.60%, 12/15/30	425	518
Bank of America Corp., 5.42%, 03/15/17	700	671
Capital One Capital IV, 6.75%, 02/17/37	250	230

Citigroup Inc.
3.50%, 02/01/08	250	247
6.00%, 02/21/12 (b)	500	509
Credit Suisse USA Inc., 4.88%, 01/15/15	345	327
Developers Diversified Realty Corp., 5.38%, 10/15/12	350	343
Discover Financial Services, 6.45%, 06/12/17 (f)	90	90
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	208
General Electric Capital Corp., 5.88%, 02/15/12	1,000	1,012
Genworth Financial Inc., 6.15%, 11/15/16 (o)	500	474
Goldman Sachs Group Inc., 5.63%, 01/15/17	350	335
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	678
Health Care Property Investors Inc., 6.00%, 01/30/17	365	357
HSBC Bank USA, 5.88%, 11/01/34	250	238
HSBC Finance Corp., 6.38%, 11/27/12	500	513
International Lease Finance Corp., 5.65%, 06/01/14	1,000	992
John Deere Capital Corp., 4.88%, 10/15/10	380	373
Kimco Realty Corp., 5.78%, 03/15/16	345	341
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (f)	475	519
Morgan Stanley
5.38%, 10/15/15	170	163
5.45%, 01/09/17	350	331
ProLogis Trust, 5.63%, 11/15/16	400	389
Prudential Financial Inc., 5.50%, 03/15/16 (b)	425	415
Simon Property Group LP, 6.10%, 05/01/16 (b)	665	673
U.S. Bank NA, 4.95%, 10/30/14	450	430
Wachovia Corp., 5.25%, 08/01/14	500	486
Willis North America Inc.
5.63%, 07/15/15	105	99
6.20%, 03/28/17	170	166
		13,728
INDUSTRIALS - 0.3%
Continental Airlines Inc., 5.98%, 04/19/22	280	272
Raytheon Co., 6.75%, 08/15/07	146	146
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (f)	675	666
Southwest Airlines Co., 5.75%, 12/15/16	500	475
		1,559
INFORMATION TECHNOLOGY - 0.3%
Hewlett-Packard Co.
5.50%, 07/01/07	500	500
5.25%, 03/01/12 (b)	350	346
Intuit Inc., 5.40%, 03/15/12	550	541
		1,387
MATERIALS - 0.2%
Corp Nacional del Cobre de Chile, 5.50%, 10/15/13 (f)	500	493
Weyerhaeuser Co., 7.13%, 07/15/23	350	347
		840
TELECOMMUNICATION SERVICES - 0.7%
AT&T Inc.
6.45%, 06/15/34	480	474

6.80%, 05/15/36	150	156
BellSouth Corp., 6.55%, 06/15/34 (b)	300	299
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	70
Deutsche Telekom International Finance BV,
8.25%, 06/15/30 (k) (l)	275	330
New Cingular Wireless Services Inc., 7.88%, 03/01/11	750	806
Telecom Italia Capital SA, 5.25%, 10/01/15	675	628
Verizon Global Funding Corp., 7.75%, 12/01/30	500	560
		3,323
UTILITIES - 0.3%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (f)	195	191
Atmos Energy Corp., 6.35%, 06/14/17	385	388
Consolidated Edison Inc., 5.30%, 12/01/16	250	240
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	338
Southern California Edison Co., 5.55%, 01/15/37	500	462
		1,619

Total Corporate Bonds and Notes (cost $29,938)		29,187

GOVERNMENT AND AGENCY OBLIGATIONS - 23.8%
GOVERNMENT SECURITIES - 8.2%
Municipals - 0.5%
Oregon School Boards Association (insured by
AMBAC Assurance Corp.), 4.76%, 06/30/28	420	375
State of Illinois, 5.10%, 06/01/33	375	339
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,774
		2,488
Sovereign - 0.4%
Financing Corp. Fico
4.49%, 12/06/13 (j)	275	197
4.49%, 12/27/13 (j)	220	157
Resolution Funding Corp. - Strip, 3.88%, 04/15/14 (j)	2,550	1,808
		2,162
Treasury Inflation Index Securities - 2.3%
U.S. Treasury Inflation Index Note, 3.50%, 01/15/11 (b) (q)	7,352	11,179

U.S. Treasury Securities - 5.0%
U.S. Treasury Bond
6.25%, 08/15/23 (b)	1,775	1,971
5.38%, 02/15/31 (b)	2,000	2,054
4.50%, 02/15/36 (b)	208	189
U.S. Treasury Note
2.63%, 03/15/09 (b)	3,775	3,634
3.50%, 12/15/09 (b)	6,900	6,681
3.50%, 02/15/10 (b)	3,250	3,139
4.50%, 03/31/12 (b)	2,225	2,184
4.75%, 05/31/12 (b)	2,000	1,984
4.63%, 02/15/17 (b)	2,560	2,479
		24,315

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 15.6%
Federal Home Loan Bank - 1.5%
Federal Home Loan Bank
5.22%, 07/12/07 (j)	6,000	5,991
4.88%, 11/18/11	1,550	1,526
		7,517
Federal Home Loan Mortgage Corp. - 4.1%
Federal Home Loan Mortgage Corp.
5.14%, 07/23/07 (j)	2,000	1,994
5.50%, 10/01/16	295	292
6.00%, 04/01/17	209	210
5.00%, 10/01/17	240	233
6.50%, 11/01/17	82	84
5.00%, 01/01/18	92	89
5.50%, 01/01/18	1	1
5.00%, 04/01/18	128	124
4.50%, 05/01/18	160	153
5.00%, 05/01/18	244	236
4.50%, 09/01/18	172	164
4.50%, 11/01/18	371	353
5.50%, 11/01/18	141	140
5.50%, 01/01/19	407	402
4.50%, 03/01/19	1,136	1,081
5.50%, 08/01/19	396	391
6.00%, 06/01/20	1,819	1,759
7.00%, 11/01/30	171	177
7.00%, 02/01/31	40	41
7.00%, 06/01/31	47	49
7.00%, 10/01/32	145	150
4.50%, 06/01/33	183	167
5.50%, 06/01/33	207	201
6.50%, 09/01/33	87	88
5.00%, 08/01/35	334	313
5.00%, 10/01/35	2,247	2,112
5.00%, 11/01/35	1,201	1,128
5.00%, 01/01/36	258	242
6.00%, 06/01/36	2,843	2,818
6.00%, 09/01/36	2,528	2,506
6.50%, 10/01/36	2,340	2,365
		20,063
Federal National Mortgage Association - 9.2%
Federal National Mortgage Association
5.00%, 11/01/17	108	105
6.00%, 01/01/18	45	45
5.00%, 02/01/18	479	464
5.00%, 12/01/18	700	679
5.00%, 03/01/21	782	756
6.50%, 08/01/28	36	36

6.50%, 11/01/28	71	73
6.50%, 12/01/28	46	47
6.00%, 03/01/29	289	288
7.50%, 09/01/29	59	62
5.00%, 09/01/33	793	747
7.00%, 10/01/33	331	342
4.50%, 11/01/33	210	191
5.50%, 11/01/33	1,430	1,385
4.50%, 12/01/33	380	347
5.50%, 12/01/33	1,761	1,706
5.50%, 03/01/34	447	433
5.50%, 04/01/34	1,152	1,116
5.50%, 05/01/34	155	150
5.50%, 02/01/35	172	166
5.00%, 04/01/35	370	348
5.00%, 06/01/35	1,206	1,132
5.00%, 07/01/35	394	370
5.50%, 07/01/35	625	604
5.00%, 08/01/35	1,317	1,237
4.50%, 09/01/35	1,324	1,205
5.00%, 09/01/35	476	447
5.00%, 10/01/35	865	813
5.50%, 10/01/35	1,234	1,193
5.50%, 06/01/36, TBA (g)	9,028	8,706
6.00%, 07/14/36, TBA (g)	14,000	13,847
6.00%, 09/01/36	349	346
6.50%, 09/01/36	247	251
6.50%, 10/01/36	5,364	5,416
		45,053
Government National Mortgage Association - 0.8%
Government National Mortgage Association
6.50%, 04/15/26	64	65
5.50%, 11/15/32	190	185
7.00%, 01/15/33	62	65
6.00%, 02/15/33	203	203
6.00%, 03/15/33	59	59
5.50%, 05/15/33	171	166
7.00%, 05/15/33	31	32
5.50%, 05/20/33	231	225
5.00%, 06/20/33	120	113
5.50%, 07/15/33	67	65
5.00%, 10/15/33	282	267
6.00%, 10/20/33	242	242
6.00%, 04/15/34	104	104
6.00%, 01/15/35	60	60
7.50%, 09/16/35 (i)	35	36
5.00%, 12/15/35	577	545
5.00%, 01/15/36	525	497
5.50%, 02/15/36	30	29

5.00%, 03/15/36	357	338
5.00%, 05/15/36	483	457
		3,753

Total Government and Agency Obligations (cost $118,614)		116,530

SHORT TERM INVESTMENTS - 20.0%
Mutual Funds - 6.2%
JNL Money Market Fund, 5.18% (a) (h)	30,563	30,563

Securities Lending Collateral - 13.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	67,247	67,247

Total Short Term Investments (cost $97,810)		97,810

Total Investments - 118.1% (cost $511,688)		576,527

Other Assets and Liabilities, Net - (18.1%)		(88,414)

Total Net Assets - 100%		$488,113

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 17.3%
Advance Auto Parts Inc.	108	$4,357
Amazon.com Inc. (b) (c)	170	11,630
AnnTaylor Stores Corp. (c)	2	64
Apollo Group Inc. - Class A (c)	3	159
Bed Bath & Beyond Inc. (b) (c)	116	4,178
Best Buy Co. Inc.	73	3,407
Boyd Gaming Corp.	1	59
Cablevision Systems Corp. - Class A (c)	94	3,405
Carmax Inc. (b) (c)	148	3,774
Catalina Marketing Corp.	131	4,127
Centex Corp.	1	48
Cheesecake Factory Inc. (b) (c)	96	2,358
Chipotle Mexican Grill Inc. (c)	58	4,561
Choice Hotels International Inc.	3	119
Clear Channel Outdoor Holdings Inc. (b) (c)	164	4,645
Coach Inc. (c)	5	246
DeVry Inc.	2	71
Dick’s Sporting Goods Inc. (c)	1	46
Discovery Holding Co. (c)	214	4,920
DreamWorks Animation SKG Inc. (b) (c)	78	2,250
EW Scripps Co.	1	55
Family Dollar Stores Inc. (b)	3	100
Focus Media Holding Ltd. - ADR (b) (c)	2	106
Garmin Ltd. (b)	25	1,842

Gaylord Entertainment Co. (c)	47	2,521
Gentex Corp.	4	71
Getty Images Inc. (c)	1	67
H&R Block Inc. (b)	2	54
Harley-Davidson Inc.	4	227
Harman International Industries Inc.	91	10,629
Hilton Hotels Corp.	6	201
International Game Technology	160	6,360
ITT Educational Services Inc. (c)	1	141
KB Home (b)	1	51
Lamar Advertising Co. (b)	141	8,849
Laureate Education Inc. (c)	53	3,268
Lennar Corp. (b)	2	62
Marriott International Inc. - Class A	4	151
McGraw-Hill Cos. Inc.	1	75
Melco PBL Entertainment Macau Ltd. (c)	5	59
Men’s Wearhouse Inc.	1	66
Meredith Corp.	1	62
Omnicom Group Inc.	4	201
O’Reilly Automotive Inc. (b) (c)	131	4,773
Panera Bread Co. - Class A (b) (c)	21	972
PetSmart Inc.	204	6,613
PF Chang’s China Bistro Inc. (b) (c)	44	1,549
Pinnacle Entertainment Inc. (c)	73	2,055
Pulte Homes Inc. (b)	2	44
Ross Stores Inc. (b)	3	92
Royal Caribbean Cruises Ltd. (b)	1	60
Salem Communications Corp. - Class A	2	17
Shuffle Master Inc. (b) (c)	5	77
Staples Inc.	5	112
Starwood Hotels & Resorts Worldwide Inc.	3	174
Thor Industries Inc. (b)	1	59
Tiffany & Co. (b)	4	202
Tim Hortons Inc. (b)	92	2,838
TJX Cos. Inc.	7	179
Toll Brothers Inc. (c)	2	52
Tractor Supply Co. (b) (c)	1	57
Under Armour Inc. - Class A (b) (c)	28	1,278
Urban Outfitters Inc. (b) (c)	2	53
Williams-Sonoma Inc. (b)	74	2,331
Winnebago Industries Inc. (b)	2	50
WMS Industries Inc. (b) (c)	2	61
WPP Group Plc - ADR	2	157
Wynn Resorts Ltd. (b)	23	2,018
XM Satellite Radio Holdings Inc. - Class A (b) (c)	293	3,449
Yum! Brands Inc.	7	242
		119,206
CONSUMER STAPLES - 1.3%
Avon Products Inc.	7	239

Brown-Forman Corp. - Class B	2	139
Clorox Co.	2	143
Cott Corp. (c)	148	2,130
Hershey Co.	3	137
McCormick & Co. Inc.	4	133
Shoppers Drug Mart Corp.	64	2,964
Whole Foods Market Inc. (b)	73	2,796
WM Wrigley Jr. Co.	3	162
		8,843
ENERGY - 10.1%
Bill Barrett Corp. (b) (c)	1	51
BJ Services Co.	240	6,834
Cameron International Corp. (c)	77	5,482
CNX Gas Corp. (b) (c)	111	3,397
Compton Petroleum Corp. (c)	6	61
Consol Energy Inc.	178	8,221
Core Laboratories NV (c)	2	173
Diamond Offshore Drilling Inc. (b)	1	61
EOG Resources Inc.	115	8,402
FMC Technologies Inc. (c)	79	6,250
Foundation Coal Holdings Inc.	58	2,345
Grant Prideco Inc. (c)	5	253
Mariner Energy Inc. (b) (c)	2	58
Murphy Oil Corp. (b)	78	4,613
Nabors Industries Ltd. (c)	2	52
Peabody Energy Corp. (b)	45	2,177
Smith International Inc. (b)	176	10,303
Tetra Technologies Inc. (b) (c)	109	3,063
Ultra Petroleum Corp. (c)	1	72
Weatherford International Ltd. (c)	2	122
Williams Cos. Inc.	8	253
XTO Energy Inc.	116	6,990
		69,233
FINANCIALS - 5.1%
Affiliated Managers Group Inc. (b) (c)	1	103
AMBAC Financial Group Inc.	1	96
Aon Corp.	2	72
Arch Capital Group Ltd. (c)	2	123
Assurant Inc. (b)	74	4,360
Axis Capital Holdings Ltd.	122	4,947
BlackRock Inc. (b)	1	125
Brown & Brown Inc.	2	51
CBOT Holdings Inc. - Class A	-	62
Chicago Mercantile Exchange Holdings Inc.	1	267
City National Corp.	1	61
E*Trade Financial Corp. (c)	198	4,376
East West Bancorp Inc.	2	58
Eaton Vance Corp. (b)	146	6,468
Federated Investors Inc. - Class B	2	80

First Horizon National Corp. (b)	1	55
Interactive Brokers Group Inc. (c)	65	1,772
IntercontinentalExchange Inc. (b) (c)	1	192
Janus Capital Group Inc. (b)	3	75
Lazard Ltd. - Class A	5	230
Legg Mason Inc.	10	979
Markel Corp. (c)	-	82
Marsh & McLennan Cos. Inc.	2	59
MBIA Inc. (b)	1	75
Moody’s Corp.	1	56
Northern Trust Corp.	4	270
Nuveen Investments Inc. - Class A (b)	87	5,407
NYMEX Holdings Inc. (b)	2	232
OneBeacon Insurance Group Ltd.	2	53
optionsXpress Holdings Inc. (b)	2	62
Principal Financial Group Inc.	46	2,681
RenaissanceRe Holdings Ltd.	1	68
SEI Investments Co. (b)	3	81
State Street Corp.	1	82
SVB Financial Group (b) (c)	21	1,131
Synovus Financial Corp. (b)	2	53
TD Ameritrade Holding Corp. (b) (c)	5	90
UCBH Holdings Inc. (b)	3	60
Willis Group Holdings Ltd. (b)	1	62
		35,156
HEALTH CARE - 14.9%
Alkermes Inc. (b) (c)	139	2,028
Allergan Inc.	5	266
American Medical Systems Holdings Inc. (b) (c)	3	61
Amylin Pharmaceuticals Inc. (b) (c)	66	2,729
ArthroCare Corp. (b) (c)	1	61
Barr Laboratories Inc. (c)	137	6,882
Becton Dickinson & Co.	1	60
Celgene Corp. (b) (c)	4	247
Cephalon Inc. (b) (c)	114	9,197
Cerner Corp. (b) (c)	53	2,940
Charles River Laboratories International Inc. (b) (c)	1	62
Cigna Corp.	2	125
Community Health Systems Inc. (c)	103	4,166
Coventry Health Care Inc. (c)	40	2,289
CR Bard Inc.	42	3,429
Dade Behring Holdings Inc.	1	69
DaVita Inc. (c)	36	1,961
DENTSPLY International Inc.	2	65
Edwards Lifesciences Corp. (b) (c)	119	5,881
Elan Corp. Plc - ADR (c)	311	6,825
Express Scripts Inc. (c)	4	220
Gen-Probe Inc. (c)	70	4,223
Genzyme Corp. (c)	1	64

Gilead Sciences Inc. (c)	38	1,473
Health Management Associates Inc. (b)	152	1,728
Health Net Inc. (c)	75	3,955
Healthways Inc. (b) (c)	2	81
Henry Schein Inc. (c)	28	1,475
Hologic Inc. (b) (c)	2	88
Human Genome Sciences Inc. (b) (c)	145	1,293
Humana Inc. (c)	24	1,474
Illumina Inc. (b) (c)	57	2,306
Intuitive Surgical Inc. (b) (c)	1	83
Invitrogen Corp. (b) (c)	1	103
Kyphon Inc. (b) (c)	2	82
Laboratory Corp. of America Holdings (c)	2	125
Lincare Holdings Inc. (c)	3	135
Manor Care Inc. (b)	148	9,663
Martek Biosciences Corp. (b) (c)	3	70
Medarex Inc. (b) (c)	68	967
Medco Health Solutions Inc. (c)	-	32
Medics Pharmaceutical Corp. (b)	56	1,710
Millipore Corp. (b) (c)	1	98
Mylan Laboratories Inc.	91	1,655
Omnicare Inc. (b)	47	1,695
OSI Pharmaceuticals Inc. (c)	46	1,666
Patterson Cos. Inc. (c)	2	63
PDL BioPharma Inc. (b) (c)	78	1,817
Qiagen NV (b) (c)	123	2,194
Quest Diagnostics Inc. (b)	2	114
Resmed Inc. (b) (c)	39	1,605
Respironics Inc. (c)	2	68
Sepracor Inc. (b) (c)	57	2,355
St. Jude Medical Inc. (c)	6	232
Techne Corp. (c)	2	103
Theravance Inc. (c)	60	1,926
Thermo Electron Corp. (c)	1	57
Valeant Pharmaceutical International (b)	170	2,837
Varian Medical Systems Inc. (b) (c)	2	77
Vertex Pharmaceuticals Inc. (b) (c)	105	3,002
Waters Corp. (c)	3	148
Zimmer Holdings Inc. (b) (c)	1	51
		102,456
INDUSTRIALS - 16.0%
Alliant Techsystems Inc. (b) (c)	69	6,851
American Reprographics Co. (b) (c)	4	132
American Standard Cos. Inc.	95	5,603
Ametek Inc.	223	8,851
Avery Dennison Corp. (b)	1	80
CH Robinson Worldwide Inc.	3	158
ChoicePoint Inc. (c)	67	2,861
Cintas Corp.	2	79

Corporate Executive Board Co. (b)	30	1,915
Danaher Corp. (b)	37	2,794
Donaldson Co. Inc.	2	82
Dun & Bradstreet Corp.	1	103
Empresa Brasileira de Aeronautica SA - ADR	3	121
Equifax Inc.	2	89
Expeditors International Washington Inc.	4	178
Fastenal Co. (b)	90	3,755
First Solar Inc. (c)	46	4,107
Fluor Corp.	2	256
Foster Wheeler Ltd. (c)	2	193
Genlyte Group Inc. (b) (c)	1	71
Graco Inc. (b)	3	117
HNI Corp. (b)	1	57
IDEX Corp. (b)	13	507
IHS Inc. (b) (c)	46	2,116
II-VI Inc. (c)	2	48
ITT Corp.	72	4,882
Joy Global Inc. (b)	3	157
Landstar System Inc.	4	203
LECG Corp. (b) (c)	4	56
Manpower Inc.	79	7,241
McDermott International Inc. (c)	3	274
Monster Worldwide Inc. (c)	141	5,783
MSC Industrial Direct Co. - Class A	20	1,100
Oshkosh Truck Corp.	91	5,726
Pall Corp.	1	64
Precision Castparts Corp.	3	303
Quanta Services Inc. (b) (c)	101	3,088
Republic Services Inc. - Class A	5	142
Resources Connection Inc. (b) (c)	31	1,029
Ritchie Bros. Auctioneers Inc.	3	194
Robert Half International Inc.	96	3,515
Rockwell Collins Inc.	146	10,321
Roper Industries Inc.	199	11,369
SAIC Inc. (c)	64	1,156
SkyWest Inc. (b)	4	105
Southwest Airlines Co. (b)	392	5,846
Stericycle Inc. (b) (c)	4	160
United Rentals Inc. (b) (c)	75	2,441
UTI Worldwide Inc.	149	3,997
WW Grainger Inc.	1	121
		110,397
INFORMATION TECHNOLOGY - 23.3%
Activision Inc. (c)	7	132
ADTRAN Inc. (b)	49	1,273
Altera Corp.	196	4,335
Amdocs Ltd. (c)	163	6,491
Analog Devices Inc.	6	233

Autodesk Inc. (c)	98	4,590
Avid Technology Inc. (b) (c)	87	3,075
Baidu.com (c)	1	101
Broadcom Corp. - Class A (c)	4	108
Cadence Design Systems Inc. (b) (c)	2	47
CheckFree Corp. (b) (c)	120	4,808
Ciena Corp. (b) (c)	80	2,890
Citrix Systems Inc. (c)	3	98
CNET Networks Inc. (b) (c)	319	2,613
Cogent Inc. (b) (c)	116	1,704
Cognizant Technology Solutions Corp. (c)	3	218
Cognos Inc. (c)	1	56
Comverse Technology Inc. (b) (c)	71	1,480
Cymer Inc. (b) (c)	1	43
Digital River Inc. (b) (c)	40	1,828
Dolby Laboratories Inc. - Class A (c)	112	3,955
DST Systems Inc. (b) (c)	117	9,260
Electronic Arts Inc. (b) (c)	5	218
F5 Networks Inc. (c)	2	169
Factset Research Systems Inc.	2	137
Fairchild Semiconductor International Inc. (b) (c)	111	2,143
Fidelity National Information Services Inc.	1	65
Fiserv Inc. (c)	2	102
FLIR Systems Inc. (b) (c)	133	6,165
Foundry Networks Inc. (c)	4	70
Global Payments Inc.	124	4,901
Harris Corp. (b)	112	6,110
Integrated Device Technology Inc. (c)	3	52
Intersil Corp.	189	5,949
Intuit Inc. (b) (c)	82	2,461
Iron Mountain Inc. (b) (c)	171	4,477
Jabil Circuit Inc.	141	3,103
Jack Henry & Associates Inc. (b)	119	3,054
Juniper Networks Inc. (c)	335	8,434
KLA-Tencor Corp.	1	66
Lam Research Corp. (c)	1	57
Linear Technology Corp. (b)	7	264
Marvell Tech Group Ltd. (c)	313	5,700
Maxim Integrated Products Inc.	7	217
McAfee Inc. (c)	87	3,045
MEMC Electronic Materials Inc. (c)	2	116
Microchip Technology Inc. (b)	123	4,552
MoneyGram International Inc.	89	2,479
National Instruments Corp.	2	72
National Semiconductor Corp.	6	175
NAVTEQ Corp. (b) (c)	114	4,831
Network Appliance Inc. (c)	41	1,203
ON Semiconductor Corp. (b) (c)	293	3,141
Paychex Inc.	7	286

Perot Systems Corp. (c)	5	90
PMC - Sierra Inc. (b) (c)	371	2,868
QLogic Corp. (b) (c)	6	100
Red Hat Inc. (b) (c)	195	4,340
Salesforce.com Inc. (b) (c)	30	1,299
Satyam Computer Services Ltd. - ADR	6	149
Seagate Technology Inc.	258	5,623
Silicon Laboratories Inc. (c)	3	93
Sina Corp. (c)	2	88
Spansion Inc. (b) (c)	107	1,188
SunPower Corp. (b) (c)	45	2,837
Symantec Corp. (c)	4	71
Synopsys Inc. (c)	2	61
Teradyne Inc. (b) (c)	246	4,330
THQ Inc. (b) (c)	2	75
VeriSign Inc. (c)	289	9,157
VistaPrint Ltd. (c)	2	61
Western Union Co.	3	65
Xilinx Inc. (b)	186	4,974
Zebra Technologies Corp. (b) (c)	1	54
		160,675
MATERIALS - 1.0%
Agnico-Eagle Mines Ltd. (b)	87	3,157
Carpenter Technology Corp.	2	261
Ecolab Inc.	3	137
Sealed Air Corp. (b)	2	61
Sigma-Aldrich Corp.	2	68
Teck Cominco Ltd. - Class B	79	3,358
Valspar Corp.	2	63
		7,105
TELECOMMUNICATION SERVICES - 5.9%
American Tower Corp. (c)	190	7,963
Crown Castle International Corp. (b) (c)	243	8,814
Leap Wireless International Inc. (c)	87	7,368
MetroPCS Communications Inc. (b) (c)	113	3,724
NeuStar Inc. - Class A (b) (c)	2	64
NII Holdings Inc. - Class B (b) (c)	3	234
Rogers Communications Inc. (b)	190	8,056
SBA Communications Corp. (b) (c)	64	2,136
Time Warner Telecom Inc. - Class A (b) (c)	123	2,472
		40,831
UTILITIES - 0.1%
AES Corp. (c)	11	232
Reliant Energy Inc. (c)	8	224
		456

Total Common Stocks (cost $467,138)		654,358

SHORT TERM INVESTMENTS - 36.3%
Mutual Funds - 5.5%
JNL Money Market Fund, 5.18% (a) (h)	4,246	4,246
T. Rowe Price Reserves Investment Fund, 5.37% (a) (h)	33,434	33,434
		37,680
Securities Lending Collateral - 30.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (h)	212,242	212,242

Total Short Term Investments (cost $249,922)		249,922

Total Investments - 131.3% (cost $717,060)		904,280

Other Assets and Liabilities, Net - (31.3%)		(215,778)

Total Net Assets - 100%		$688,502

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2007

(a)	Investment in affiliate.
(b)	All or portion of the security has been loaned.
(c)	Non-income producing security.
(d)	Issuer is in Chapter 11 bankruptcy and is in default relating to principal and/or interest.
(e)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. As of June 30, 2007 the percentage of net assets invested in fair valued securites are as follows: JNL/Goldman Sachs Core Plus Bond Fund - 0.00%; JNL/PIMCO Total Return Bond Fund - 1.2%;
JNL/PPM America High Yield Bond Fund - 0.00%.
(f)	Rule 144A, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of
June 30, 2007 the value of 144A securities, in JNL/FI Balanced Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Mellon Capital Management Bond Index Fund,
JNL/PIMCO Total Return Bond Fund, JNL/PPM America High Yield Bond Fund, JNL/Select Balanced Fund, are: $193; $27,898; $293; $74,236; $108,146
and $4,243, respectively.
(g)	Investment purchased on a when-issued basis. As of June 30, 2007, the total cost of investments purchased on a when-issued basis for the JNL/FI Balanced Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund,
JNL/PPM America High Yield Fund and JNL/Select Balanced Fund are: $83; $1,966; $2,680; $116,297; $4,704 and $22,576, respectively.
(h)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2007.
(i)	Variable rate security. Rate stated is in effect as of June 30, 2007.
(j)	Zero coupon security. Rate stated is the effective yield as of June 30, 2007.
(k)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Rate stated is the coupon as of June 30, 2007.
(l)	Security in which the interest rate is inversely affected by upgrades or downgrades to the credit rating.
(m)	All or a portion of the security pledged as collateral for open futures contracts. As of June 30, 2007 the value of collateral in JNL/Mellon Capital Management
Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund,
JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/PIMCO Total Return Bond Fund are:
$129; $757; $416; $317; $695 and $5,266, respectively.
(n)	Included within (Other Assets and Liabilities, Net) is $114 of cash held by brokers as collateral for open futures contracts for JNL/Goldman Sachs Core Plus Bond Fund.
(o)	Perpetual maturity security. Date listed is the first call date, security is subject to call at 100 thereafter. Interest rate is fixed until the first call date and variable thereafter.
(p)	Par amounts are listed in United States Dollars unless otherwise noted.
(q)	Treasury inflation indexed note - par amount is adjusted for inflation.

Investments in affiliates - During the period ended June 30, 2007, certain Funds invested in money market funds for temporary purposes, which are managed by an affiliate. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled fund approved by JNAM) which may be considered affiliated with the Funds.

The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Co.
The JNL/Mellon Capital Management S&P 500 Index Fund invested in Mellon Financial Corp., the parent company of its subadvisor. Transactions for the period ended June 30, 2007 are shown below (in thousands):

	Value
	Beginning		Sales	Dividend	Value End
Affiliate	of Period	Purchases	Proceeds	Income	of Period
Mellon Financial Corp.	$760	$39	$-	$8	$833
Prudential plc	1,283	134	-	24	1,470

Abbreviations:
ADR - American Depository Receipt	MXIBTIIE- Mexico 28 day Interbank rate (TIIE)
AUD - Australian Dollar	MYR - Malaysian Ringgit
BRL - Brazilian Real	NOK - Norwegian Krone
CAD - Canadian Dollar	NZD - New Zealand Dollar
CHF - Swiss Franc	PHP - Philippine Peso
CLP - Chilean Peso	PLN - Polish Zloty
CNY - Chinese Yuan	RUB - Russian Ruble
EUR - European Currency Unit (Euro)	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
GDR - Global Depository Receipt	TBA - To Be Announced
IDR - Indonesian Rupiah	USD - United States Dollar
INR - Indian Rupee	virt-x - a crossboarder Recognised Investment Exchange (RIE)
INS RECP - Institutional Receipt	YEN - Euroyen, Japanese Yen traded in Eurocurrency markets
JPY - Japanese Yen	ZAR - South African Rand
KRW - Korean Won	"-" Amount rounds to less than one thousand.
MXN - Mexican Peso

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Schedule of Options Written (in thousands except contracts):
	Expiration Date	Exercise Price	Contracts	Value (000’s)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 4.90% fixed	2/1/2008	N/A	50	$ (11)
Call Swaption, 3 month LIBOR versus 4.90% fixed	3/31/2008	N/A	170	(52)
Call Swaption, 3 month LIBOR versus 4.90% fixed	3/31/2008	N/A	234	(70)
Call Swaption, 3 month LIBOR versus 4.90% fixed	8/8/2007	N/A	60	-
Call Swaption, 3 month LIBOR versus 4.90% fixed	8/8/2007	N/A	110	(1)
Call Swaption, 3 month LIBOR versus 4.95% fixed	3/31/2008	N/A	130	(44)
Call Swaption, 3 month LIBOR versus 4.95% fixed	7/2/2007	N/A	78	-
Call Swaption, 3 month LIBOR versus 4.95% fixed	9/26/2008	N/A	160	(84)
Call Swaption, 3 month LIBOR versus 4.95% fixed	9/26/2008	N/A	354	(186)
Call Swaption, 3 month LIBOR versus 5.00% fixed	12/15/2008	N/A	285	(210)
Call Swaption, 3 month LIBOR versus 5.01% fixed	10/25/2007	N/A	110	(15)
Call Swaption, 3 month LIBOR versus 5.10% fixed	2/1/2008	N/A	230	(83)
Call Swaption, 3 month LIBOR versus 5.20% fixed	12/15/2008	N/A	397	(401)
Call Swaption, 3 month LIBOR versus 5.57% fixed	8/8/2007	N/A	40	(18)
Call Swaption, 6 month EURIBOR versus 4.10% fixed	7/2/2007	N/A	80	-
Call Swaption, 6 month EURIBOR versus 4.10% fixed	7/2/2007	N/A	50	-
Call Swaption, 6 month EURIBOR versus 4.10% fixed	7/2/2007	N/A	20	-
Call Swaption, 6 month EURIBOR versus 4.23% fixed	7/2/2007	N/A	60	-
Euro-Bund Future Call Option	9/10/2007	111.00	18	(2,698)
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	106.00	241	(147)
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	107.00	130	(35)
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	108.00	31	(3)
U.S. 10-Year Treasury Note Future Call Option	8/24/2007	109.00	44	(2)
U.S. 10-Year Treasury Note Future Put Option	8/24/2007	103.00	58	(6)
U.S. 10-Year Treasury Note Future Put Option	8/24/2007	104.00	183	(40)
U.S. 10-Year Treasury Note Future Put Option	8/24/2007	105.00	206	(97)
			3,529	$ (4,203)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Written Options (in thousands except contracts):
	Number of Contracts	Premiums
JNL/Goldman Sachs Core Plus Bond Fund
Options outstanding at December 31, 2006	351	$ 102
Options written during the period	328	65
Options closed during the period	(675)	(166)
Options exercised during the period	-	-
Options expired during the period	(4)	(1)
Options outstanding at June 30, 2007	-	$ -

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2006	2,360	$ 2,210
Options written during the period	3,921	2,811
Options closed during the period	(2,770)	(1,965)
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at June 30, 2007*	3,511	$ 3,056

*	Rollforward activity excludes options that act as futures. At June 30, 2007, JNL/PIMCO Total Return Bond Fund held 18 contracts of a Euro Bund Future Call
Option expiring on September 10, 2007.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Schedule of Open Futures Contracts (in thousands except contracts):
	Contracts		Unrealized				Unrealized
	Long/		Appreciation/		Notional		Appreciation/
	(Short)		(Depreciation)		Amount		(Depreciation)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund				JNL/PIMCO Total Return Bond Fund
S&P 500 E-Mini Future				British Pound Sterling Future
Expiration September 2007	29		$ (37)	Expiration September 2007	28,500	GBP	$ (122)
				British Pound Sterling Future
JNL/Mellon Capital Management International Index Fund				Expiration December 2007	48,500	GBP	(217)
Dow Jones Euro Stoxx Future				British Pound Sterling Future
Expiration September 2007	97		$ 60	Expiration March 2008	50,000	GBP	(181)
FTSE 100 Index Future				British Pound Sterling Future
Expiration September 2007	38		1	Expiration June 2008	79,500	GBP	(258)
Topix Index Future				British Pound Sterling Future
Expiration September 2007	33		10	Expiration September 2008	51,000	GBP	(185)
			$ 71	British Pound Sterling Future
				Expiration December 2008	4,500	GBP	(15)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund				Eurodollar Future
S&P MidCap 400 E-Mini Future				Expiration December 2007	1,034,000	USD	(1,233)
Expiration September 2007	119		$ (180)	Eurodollar Future
				Expiration March 2008	2,183,000	USD	(2,197)
JNL/Mellon Capital Management S&P 500 Index Fund				Eurodollar Future
S&P 500 E-Mini Future				Expiration June 2008	2,096,000	USD	(2,245)
Expiration September 2007	99		$ (97)	Eurodollar Future
				Expiration September 2008	447,000	USD	(225)
JNL/Mellon Capital Management Small Cap Index Fund				Eurodollar Future
Russell 2000 Mini Index Future				Expiration December 2008	543,000	USD	(313)
Expiration September 2007	158		$ (99)	Eurodollar Future
				Expiration March 2009	50,000	USD	(73)
			Unrealized	Euroyen Future
	Notional		Appreciation/	Expiration December 2007	14,300,000	JPY	(17)
	Amount		(Depreciation)	Euro Euribor Future
JNL/Goldman Sachs Core Plus Bond Fund				Expiration December 2007	117,000	EUR	(166)
British Pound Sterling Future				Euro Euribor Future
Expiration December 2007	286,500	GBP	$ (42)	Expiration March 2008	61,000	EUR	(119)
Euro-Bobl Future, 5-Year, 6.00%				Euro Euribor Future
Expiration September 2007	(27,700)	EUR	(168)	Expiration June 2008	126,000	EUR	(270)
Euro-Buxl Future, 30-Year, 4.00%				Euro Euribor Future

Expiration September 2007	(7,800)	EUR	-	Expiration September 2008	130,000	EUR	(161)
Eurodollar Future				Euro Euribor Future
Expiration September 2007	40,000	USD	1	Expiration December 2008	65,000	EUR	(146)
Euroyen Future				U.S. Treasury Note Future, 10-Year, 6.00%
Expiration December 2007	(69,900,000)	JPY	(72)	Expiration September 2007	(300)	USD	(3)
Japanese Bond Future, 10-Year, 6.00%				U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration September 2007	1,100,000	JPY	(3)	Expiration September 2007	2,100	USD	(29)
U.K. Long Gilt Future, 10-Year, 6.00%							$ (8,175)
Expiration September 2007	(2,100)	GBP	(6)
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration September 2007	50,800	USD	(60)
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration September 2007	10,500	USD	36
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration September 2007	(29,400)	USD	463
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration September 2007	12,300	USD	69
			$ 218

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/FI Balanced Fund
USD/AUD	7/2/2007	(12)	AUD	$ (10)	$ -
USD/AUD	7/3/2007	(4)	AUD	(3)	-
USD/AUD	7/5/2007	(1)	AUD	(1)	-
USD/CAD	7/5/2007	(7)	CAD	(7)	-
USD/GBP	7/2/2007	(2)	GBP	(5)	-
USD/GBP	7/3/2007	(3)	GBP	(5)	-
USD/JPY	7/2/2007	(142)	JPY	(1)	-
USD/JPY	7/3/2007	(1,598)	JPY	(13)	-
USD/JPY	7/5/2007	(966)	JPY	(8)	-
				$ (53)	$ -

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	7/18/2007	437	AUD	$ 370	$ 4
AUD/USD	9/19/2007	6,462	AUD	5,465	8
AUD/USD	9/19/2007	9,044	AUD	7,648	39
AUD/USD	9/19/2007	3,950	AUD	3,340	4
CAD/USD	9/19/2007	5,729	CAD	5,389	(41)
CAD/USD	9/19/2007	5,729	CAD	5,389	(34)
CAD/USD	9/19/2007	2,255	CAD	2,121	(6)
CHF/USD	9/19/2007	4,088	CHF	3,368	22
EUR/CHF	9/19/2007	6,045	EUR	8,187	43
EUR/NOK	9/19/2007	2,425	EUR	3,201	(51)
EUR/USD	7/26/2007	1,854	EUR	2,511	12
EUR/USD	9/19/2007	4,970	EUR	6,743	71
EUR/USD	9/19/2007	2,475	EUR	3,359	24
GBP/USD	9/19/2007	1,629	GBP	3,267	32
JPY/USD	9/19/2007	408,051	JPY	3,349	3
JPY/USD	9/19/2007	809,103	JPY	6,640	(32)
NOK/EUR	9/19/2007	(4,800)	EUR	(6,512)	(11)
NOK/EUR	9/19/2007	(4,802)	EUR	(6,515)	(32)
NOK/EUR	9/19/2007	38,835	NOK	6,598	96
NOK/EUR	9/19/2007	38,835	NOK	6,598	115
NZD/USD	9/19/2007	4,320	NZD	3,308	70
SEK/USD	9/11/2007	1,365	SEK	200	2
USD/BRL	7/11/2007	(19,942)	BRL	(10,329)	(569)
USD/CHF	9/19/2007	(5,903)	CHF	(4,863)	(60)
USD/EUR	7/26/2007	(199)	EUR	(270)	(2)
USD/EUR	7/26/2007	(21)	EUR	(29)	-
USD/EUR	9/19/2007	(3,610)	EUR	(4,898)	(66)
USD/EUR	9/19/2007	(2,481)	EUR	(3,367)	(21)
USD/GBP	8/14/2007	(323)	GBP	(648)	(13)
USD/GBP	9/19/2007	(1,659)	GBP	(3,327)	(64)
USD/JPY	7/30/2007	(82,490)	JPY	(672)	4
USD/JPY	9/19/2007	(986,925)	JPY	(8,099)	139
USD/JPY	9/19/2007	(593,019)	JPY	(4,867)	65
USD/NZD	9/19/2007	(4,409)	NZD	(3,376)	(39)
USD/SEK	7/2/2007	(269)	SEK	(39)	-
USD/SEK	9/11/2007	(15,541)	SEK	(2,281)	(62)
				$ 26,959	$ (350)

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/Mellon Capital Management International Index Fund
EUR/USD	9/13/2007	178	EUR	$ 241	$ 1
EUR/USD	9/13/2007	3,425	EUR	4,647	23
EUR/USD	9/13/2007	131	EUR	178	2
EUR/USD	9/13/2007	176	EUR	239	3
EUR/USD	9/13/2007	137	EUR	186	2
EUR/USD	9/13/2007	320	EUR	434	4
EUR/USD	9/13/2007	241	EUR	327	3
EUR/USD	9/13/2007	91	EUR	124	1
EUR/USD	9/13/2007	136	EUR	184	1
EUR/USD	9/13/2007	135	EUR	184	1
EUR/USD	9/13/2007	361	EUR	489	2
EUR/USD	9/13/2007	179	EUR	242	2
EUR/USD	9/13/2007	222	EUR	302	1
EUR/USD	9/13/2007	90	EUR	122	-
GBP/USD	9/13/2007	131	GBP	262	3
GBP/USD	9/13/2007	1,976	GBP	3,964	54
GBP/USD	9/13/2007	131	GBP	263	4
GBP/USD	9/13/2007	68	GBP	136	2
GBP/USD	9/13/2007	202	GBP	406	4
GBP/USD	9/13/2007	139	GBP	279	3
GBP/USD	9/13/2007	67	GBP	134	1
GBP/USD	9/13/2007	67	GBP	133	1
GBP/USD	9/13/2007	66	GBP	133	1
GBP/USD	9/13/2007	133	GBP	266	1
GBP/USD	9/13/2007	132	GBP	265	1
GBP/USD	9/13/2007	132	GBP	264	-
JPY/USD	9/13/2007	484,314	JPY	3,972	(64)
JPY/USD	9/13/2007	17,585	JPY	144	(2)
JPY/USD	9/13/2007	35,250	JPY	289	(4)
JPY/USD	9/13/2007	17,745	JPY	146	-
JPY/USD	9/13/2007	35,800	JPY	294	1
JPY/USD	9/13/2007	33,308	JPY	273	-
JPY/USD	9/13/2007	17,865	JPY	147	1
JPY/USD	9/13/2007	35,660	JPY	292	1
JPY/USD	9/13/2007	17,650	JPY	145	-
JPY/USD	9/13/2007	17,655	JPY	145	(1)
JPY/USD	9/13/2007	17,420	JPY	143	-
JPY/USD	9/13/2007	17,570	JPY	144	-
USD/EUR	9/13/2007	(131)	EUR	(178)	(2)
USD/EUR	9/13/2007	(2,291)	EUR	(3,108)	(53)
USD/EUR	9/13/2007	(133)	EUR	(180)	(3)
USD/EUR	9/13/2007	(229)	EUR	(311)	(3)
USD/GBP	9/13/2007	(65)	GBP	(131)	(3)
USD/GBP	9/13/2007	(1,298)	GBP	(2,603)	(44)
USD/GBP	9/13/2007	(66)	GBP	(132)	(3)
USD/GBP	9/13/2007	(67)	GBP	(134)	(1)
USD/JPY	9/13/2007	(17,790)	JPY	(146)	2
USD/JPY	9/13/2007	(316,930)	JPY	(2,599)	15
USD/JPY	9/13/2007	(17,840)	JPY	(146)	(1)
				$ 10,867	$ (43)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/PIMCO Total Return Bond Fund
AUD/USD	7/3/2007	(9,900)	AUD	$ (647)	$ (3)
AUD/USD	7/12/2007	1,451	AUD	1,230	9
AUD/USD	7/24/2007	(274,215)	AUD	(2,234)	33
BRL/USD	9/28/2007	164	BRL	23	1
BRL/USD	10/2/2007	1,152	BRL	591	45
BRL/USD	10/2/2007	1,158	BRL	594	43
BRL/USD	10/2/2007	3,434	BRL	1,763	115
BRL/USD	10/2/2007	3,436	BRL	1,763	116
BRL/USD	10/2/2007	1,199	BRL	615	40
BRL/USD	10/2/2007	21	BRL	11	1
BRL/USD	10/2/2007	21	BRL	11	1
BRL/USD	10/2/2007	21	BRL	11	1
BRL/USD	10/2/2007	13	BRL	7	-
BRL/USD	10/2/2007	1,469	BRL	754	41
BRL/USD	10/2/2007	1,444	BRL	741	40
BRL/USD	10/2/2007	1,356	BRL	696	37
BRL/USD	10/2/2007	468	BRL	240	9
BRL/USD	10/2/2007	489	BRL	251	6
BRL/USD	10/2/2007	2,843	BRL	1,459	29
BRL/USD	10/2/2007	2,848	BRL	1,462	27
BRL/USD	10/2/2007	1,426	BRL	732	14
BRL/USD	10/2/2007	482	BRL	247	4
BRL/USD	10/2/2007	500	BRL	257	4
BRL/USD	10/2/2007	1,330	BRL	682	7
BRL/USD	10/2/2007	1,193	BRL	612	6
BRL/USD	10/2/2007	1,897	BRL	974	11
BRL/USD	3/4/2008	6,696	BRL	3,405	315
BRL/USD	3/4/2008	6,355	BRL	3,232	156
CAD/USD	8/7/2007	1,350	CAD	885	6
CLP/USD	3/13/2008	111,000	CLP	210	(1)
CLP/USD	3/13/2008	36,980	CLP	70	-
CNY/USD	9/21/2007	52,945	CNY	(57)	(1)
CNY/USD	11/7/2007	3,722	CNY	497	7
CNY/USD	11/7/2007	63,403	CNY	8,470	(3)
CNY/USD	11/7/2007	3,934	CNY	526	2
CNY/USD	11/21/2007	(3,755)	CNY	(502)	(1)
CNY/USD	1/10/2008	896	CNY	120	(1)
CNY/USD	1/10/2008	896	CNY	120	(1)
CNY/USD	1/10/2008	896	CNY	120	(1)
CNY/USD	1/10/2008	197	CNY	26	-
CNY/USD	1/10/2008	1,347	CNY	181	(1)
CNY/USD	1/10/2008	571	CNY	77	(1)
IDR/USD	5/27/2008	1,434,063	IDR	157	(5)
IDR/USD	5/27/2008	2,868,125	IDR	315	(10)
IDR/USD	5/27/2008	1,430,813	IDR	157	(5)
INR/USD	10/3/2007	16,126	INR	394	-
INR/USD	10/3/2007	26,613	INR	650	5
INR/USD	11/29/2007	1,924	INR	47	-
INR/USD	5/12/2008	16,849	INR	409	12

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)
INR/USD	5/12/2008	11,748	INR	285	7
INR/USD	5/12/2008	232,962	INR	5,656	105
KRW/USD	7/26/2007	(2,684)	KRW	(3,635)	(19)
KRW/USD	7/30/2007	626,559	KRW	679	4
KRW/USD	8/9/2007	(2,166)	KRW	(4,347)	(24)
KRW/USD	9/19/2007	11,217	KRW	437	5
KRW/USD	9/21/2007	52,945	KRW	57	1
KRW/USD	9/25/2007	(768)	KRW	(102)	-
MXN/USD	9/27/2007	1,064,643	MXN	1,156	3
MXN/USD	3/13/2008	14,770	MXN	1,352	41
MXN/USD	3/13/2008	2,542	MXN	233	2
MXN/USD	3/13/2008	2,694	MXN	247	1
MXN/USD	3/13/2008	2,679	MXN	245	2
MXN/USD	3/13/2008	2,777	MXN	254	1
MXN/USD	3/13/2008	7,440	MXN	681	3
MXN/USD	3/13/2008	6,058	MXN	555	4
MYR/USD	5/21/2008	981	MYR	287	(9)
MYR/USD	5/21/2008	1,074	MYR	314	(11)
MYR/USD	5/21/2008	1,074	MYR	314	(11)
MYR/USD	5/21/2008	900	MYR	263	(3)
MYR/USD	5/21/2008	2,705	MYR	791	(7)
NZD/USD	7/12/2007	638	NZD	541	5
PHP/USD	5/19/2008	13,637	PHP	294	(2)
PHP/USD	5/19/2008	79,762	PHP	1,722	(18)
PLN/USD	9/28/2007	9,759	PLN	899	13
PLN/USD	9/28/2007	608	PLN	219	8
PLN/USD	9/28/2007	641	PLN	231	-
PLN/USD	9/28/2007	682	PLN	245	-
PLN/USD	9/28/2007	680	PLN	245	1
PLN/USD	9/28/2007	707	PLN	255	2
PLN/USD	9/28/2007	1,911	PLN	688	9
PLN/USD	3/13/2008	1,507	PLN	543	7
RUB/USD	9/6/2007	5,301	RUB	778	9
RUB/USD	9/19/2007	768	RUB	30	1
RUB/USD	9/19/2007	768	RUB	30	1
RUB/USD	9/19/2007	11,221	RUB	438	6
RUB/USD	11/2/2007	7,881	RUB	308	8
RUB/USD	11/2/2007	7,878	RUB	307	7
RUB/USD	11/2/2007	2,783	RUB	109	4
RUB/USD	12/7/2007	6,694	RUB	261	5
RUB/USD	12/7/2007	11,972	RUB	467	11
RUB/USD	12/7/2007	11,977	RUB	468	11
RUB/USD	12/7/2007	2,542	RUB	99	3
RUB/USD	12/7/2007	4,671	RUB	182	4
RUB/USD	12/7/2007	4,671	RUB	182	4
RUB/USD	12/7/2007	4,671	RUB	182	4
RUB/USD	12/7/2007	4,671	RUB	182	4
RUB/USD	12/10/2007	1,076	RUB	42	1
RUB/USD	12/10/2007	1,048	RUB	41	1

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)
RUB/USD	12/10/2007	934	RUB	$ 36	$ 1
RUB/USD	1/11/2008	12,009	RUB	469	3
RUB/USD	1/11/2008	8,942	RUB	349	2
RUB/USD	1/11/2008	5,930	RUB	232	1
RUB/USD	1/11/2008	6,294	RUB	246	1
RUB/USD	1/11/2008	9,284	RUB	363	3
RUB/USD	1/11/2008	6,276	RUB	245	2
RUB/USD	1/11/2008	6,515	RUB	254	1
RUB/USD	1/11/2008	19,923	RUB	778	4
RUB/USD	1/11/2008	15,940	RUB	623	3
SEK/USD	8/27/2007	242,687	SEK	263	-
SGD/USD	7/12/2007	395	SGD	304	8
SGD/USD	7/30/2007	(165,198)	SGD	(179)	(1)
SGD/USD	8/7/2007	229	SGD	150	(3)
SGD/USD	9/21/2007	495,746	SGD	538	2
SGD/USD	10/3/2007	990	SGD	652	2
SGD/USD	10/3/2007	812	SGD	535	(1)
SGD/USD	10/3/2007	1,505	SGD	991	6
USD/AUD	7/5/2007	(36)	AUD	(30)	-
USD/CNY	9/25/2007	(768)	CNY	(102)	2
USD/CNY	11/7/2007	(1,862)	CNY	(249)	1
USD/CNY	11/7/2007	(69,197)	CNY	(9,244)	(21)
USD/CNY	11/21/2007	(3,755)	CNY	(502)	2
USD/CNY	1/10/2008	(752)	CNY	(101)	-
USD/CNY	1/10/2008	(3,009)	CNY	(405)	-
USD/CNY	1/10/2008	(1,041)	CNY	(140)	-
USD/EUR	7/26/2007	(527)	EUR	(446)	1
USD/EUR	7/26/2007	(28,968)	EUR	(39,235)	(370)
USD/GBP	8/9/2007	(2,003)	GBP	(1,883)	9
USD/JPY	7/18/2007	(156)	JPY	(102)	(1)
USD/KRW	7/30/2007	(817,558)	KRW	(887)	8
USD/KRW	9/21/2007	(172)	KRW	(113)	-
USD/SGD	7/3/2007	(1,516)	SGD	(991)	(2)
USD/SGD	7/3/2007	(990)	SGD	(647)	(1)
USD/SGD	7/3/2007	(349)	SGD	(228)	(1)
USD/SGD	7/3/2007	(372)	SGD	(243)	(3)
USD/SGD	7/3/2007	(1,516)	SGD	(985)	(6)
USD/SGD	7/5/2007	(36)	SGD	(31)	-
ZAR/USD	9/28/2007	2,669	ZAR	960	29
ZAR/USD	3/13/2008	111	ZAR	15	-
				$ (668)	$ 994

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Interest Rate and Total Return Swap Agreements (in thousands):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund
Barclays Bank PLC
Receive fixed rate equal to 11.36% and pay floating rate
based on CDI Index, 01/04/2010	4,000	BRL	$ 23
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 03/18/2009	310,000	JPY	(5)
Receive fixed rate equal to 2.1025% and pay floating rate
based on French CPI Excluding Tobacco, 10/15/2010	2,700	EUR	41
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 03/20/2009	3,300	GBP	(47)
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 12/20/2008	5,800	GBP	(62)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2009	20,100	USD	(31)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	800	GBP	189
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	3,400	GBP	(58)
Citibank NA
Receive fixed rate equal to 8.17% and pay floating rate
based on MXIBTIIE, 11/04/2016	2,800	MXN	1
Credit Suisse First Boston International
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	700	GBP	(16)
Deutsche Bank AG
Receive fixed rate equal to 4.00% and pay floating rate
based on 6 month LIBOR, 12/15/2036	1,400	GBP	108
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 09/18/2008	2,230,000	JPY	(19)
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 03/18/2009	500,000	JPY	(6)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2009	166,200	USD	52
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 12/20/2008	3,500	GBP	(38)
Receive fixed rate equal to 7.00% and pay floating rate
based on 6 month bank bill, 12/15/2009	2,200	AUD	(1)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	12,000	USD	(71)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month EURIBOR, 12/19/2009	6,400	EUR	-
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	1,500	EUR	(10)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2008	55,100	USD	(144)
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 4.00%, 12/15/2011	4,500	EUR	98
Goldman Sachs Capital Markets, L.P.
Receive fixed rate equal to 1.96% and pay floating rate
based on French CPI Excluding Tobacco, 03/30/2012	600	EUR	(5)
Receive fixed rate equal to 11.465% and pay floating rate
based on CDI Index, 01/04/2010	1,000	BRL	7
Receive fixed rate equal to 7.78% and pay floating rate
based on MXIBTIIE, 04/03/2012	11,100	MXN	(9)
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 06/19/2009	17,500	GBP	(50)

Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.50%, 12/15/2036	1,200	GBP	63
Receive fixed rate equal to 1.995% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	9,800	EUR	(89)
Receive fixed rate equal to 4.00% and pay floating rate
based on 6 month EURIBOR, 03/20/2009	2,300	EUR	(17)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	6,900	GBP	(162)
HSBC Bank USA
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 12/20/2007	10,300	GBP	(147)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	1,300	GBP	266
Lehman Brothers Special Financing Inc.
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 09/20/2009	3,800	GBP	(253)
Merrill Lynch Capital Services
Receive fixed rate equal to 11.43% and pay floating rate
based on CDI Index, 01/04/2010	2,600	BRL	17
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.0%, 12/15/2035	100	GBP	9
Receive fixed rate equal to 12.948% and pay floating rate
based on CDI Index, 01/04/2010	1,400	BRL	29

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007
Summary of Interest Rate and Total Return Swap Agreements (in thousands) (continued):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Morgan Stanley Capital Services, Inc.
Receive fixed rate equal to 12.78% and pay floating rate
based on CDI Index, 01/04/2010	3,300	BRL	61
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	9,000	USD	(60)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2009	15,000	USD	(114)
The Royal Bank of Scotland plc
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 03/20/2009	3,100	GBP	(45)
Receive fixed rate equal to 6.0% and pay floating rate
based on 6 month LIBOR, 06/19/2009	5,000	GBP	(18)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.50%, 12/15/2036	300	GBP	14
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2037	6,500	USD	104
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2008	55,100	GBP	(152)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2009	42,400	USD	(387)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	2,300	GBP	487
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	4,800	USD	(37)
UBS AG
Receive fixed rate equal to 1.00% and pay floating rate
based on 1 month TBOR, 03/19/2008	5,200,000	JPY	(15)
Receive fixed rate equal to 1.00% and pay floating rate

based on 6 month LIBOR, 03/18/2009	4,410,000	JPY	(58)
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 09/18/2008	160,000	JPY	(1)
			$ (558)
JNL/Goldman Sachs Core Plus Bond Fund
Citibank N.A.
Receive floating rate based on 3 month Stockholm Interbank Index and
pay fixed rate equal to 4.50%, 12/17/2017	344,000	SEK	$ (51)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.75%, 12/19/2037	5,200	GBP	(25)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 1.75%, 12/19/2014	3,626,000	JPY	(184)
Receive fixed rate equal to 6.50% and pay floating rate
based on 6 month Australian bank bill, 12/19/2012	18,210	AUD	17
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 12/19/2009	74,000	EUR	136
Credit Suisse First Boston International
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 12/19/2017	38,360	EUR	398
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.50%, 12/19/2037	910	EUR	(19)
Receive fixed rate equal to 4.50% and pay floating rate
based on 3 month STIB, 12/19/2017	2,000	SEK	1
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 4.50%, 12/19/2017	210	EUR	(1)
Receive fixed rate equal to 4.80% and pay floating rate
based on 6 month EURIBOR, 12/21/2009	19,900	EUR	(3)
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 4.85%, 12/19/2014	13,590	EUR	(2)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month EURIBOR, 12/21/2037	3,130	EUR	14
			$ 281

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Credit Default Swaps (in thousands):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)

JNL/PIMCO Total Return Bond Fund
The Fund will pay the notional amount of the swap upon a default event involving Republic of Panama issues. Credit Suisse First Boston
International agrees to pay 1.20% times the notional amount, 02/20/2017	(200)	USD	$ (2)
Deutsche Bank AG will pay the notional amount of the swap
upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.60% times the notional amount, 06/20/2017	1,200	USD	4
The Fund will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. Deutsche Bank AG
agrees to pay 1.25% times the notional amount, 06/20/2012	(7,000)	USD	(79)
The Fund will pay the notional amount of the swap upon a default event involving Softbank Corp. issues. Deutsche Bank AG
agrees to pay 2.30% times the notional amount, 09/20/2007	(55,000)	JPY	(2)
Goldman Sachs Capital Markets, L.P. will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.60% times the notional amount, 06/20/2017	6,000	USD	36
Goldman Sachs Capital Markets, L.P. will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund

agrees to pay 0.65% times the notional amount, 12/20/2016	5,000	USD	39
Goldman Sachs Capital Markets, L.P. will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.65% times the notional amount, 12/20/2016	6,000	USD	37
Goldman Sachs Capital Markets, L.P. will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.65% times the notional amount, 12/20/2016	5,000	USD	40
The Fund will pay the notional amount of the swap upon a default event involving Anadarko Petroleum Corp. issues. Goldman Sachs International
agrees to pay 0.15% times the notional amount, 03/20/208	(600)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Morgan Stanley issues. HSBC Bank USA
agrees to pay 0.36% times the notional amount, 05/20/2009	(1,000)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Ukraine SP issues. HSBC Bank USA
agrees to pay 0.73% times the notional amount, 04/20/2009	(3,400)	USD	(10)
The Fund will pay the notional amount of the swap upon a default event involving United Mexican States issues. JP Morgan Chase Bank
agrees to pay 0.92% times the notional amount, 03/20/2016	(500)	USD	(16)
The Fund will pay the notional amount of the swap upon a default event involving Republic of Panama issues. JP Morgan Chase Bank
agrees to pay 1.25% times the notional amount, 01/20/2017	(200)	USD	(3)
The Fund will pay the notional amount of the swap upon a default event involving America International Group Inc. issues. JP Morgan Chase Bank
agrees to pay 0.05% times the notional amount, 12/20/2007	(4,000)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Republic of Indonesia issues. Lehman Brothers Special Financing Inc.
agrees to pay 0.40% times the notional amount, 12/20/2008	(500)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Federative Republic of Brazil issues. Merrill Lynch International
agrees to pay 1.95% times the notional amount, 04/20/2016	(100)	USD	(6)
The Fund will pay the notional amount of the swap upon a default event involving Federative Republic of Brazil issues. Morgan Stanley
agrees to pay 0.245% times the notional amount, 06/20/2008	(300)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving GMAC LLC isscues. Morgan Stanley
agrees to pay 0.97% times the notional amount, 09/20/2008.	(8,000)	USD	19
The Fund will pay the notional amount of the swap upon a default event involving Republic of Panama issues. Morgan Stanley
agrees to pay 0.75% times the notional amount, 01/20/2012	(200)	USD	(1)
The Fund will pay the notional amount of the swap upon a default event involving Republic of Indonesia issues. The Royal Bank of Scotland plc
agrees to pay 0.39% times the notional amount, 12/20/2008	(2,000)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Republic of Indonesia issues. The Royal Bank of Scotland plc
agrees to pay 0.40% times the notional amount, 12/20/2008	(3,000)	USD	-
			$ 56

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Investments by Country*:
		JNL/Mellon
		Capital
	JNL/FI	Management
	Mid-Cap	International
	Equity Fund	Index Fund

Australia	- %	6.1%
Austria	-	0.7
Belgium	-	1.4
Bermuda	1.2	0.0
Brazil	-	0.0
Canada	0.8	-
Denmark	-	0.9
Finland	-	1.6
France	1.3	9.5
Germany	-	8.2
Greece	1.2	0.7
Hong Kong	-	1.7
Ireland	-	0.8
Italy	2.4	3.7
Japan	-	20.7
Malaysia	0.8	-
Netherlands	-	5.0
New Zealand	-	0.2
Norway	-	1.0
Portugal	-	0.4
Singapore	-	1.0
Spain	-	4.0
Sweden	-	2.5
Switzerland	1.4	6.8
United Kingdom	1.5	21.4
United States	89.5	2.0

Total
Investments	100.0%	100.0%

*The Funds presented in the above table are those
which have greater than 10% of their portfolios invested
in non-U.S. securities at June 30, 3007.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

Summary of Investments by Sector (percentage of net assets):

	Consumer	Consumer			Health
	Discretionary	Staples	Energy	Financials	Care	Industrials

JNL/FI Balanced Fund	3.9	3.1	7.0	10.1	3.8	5.8
JNL/Goldman Sachs Core Plus Bond Fund	1.8	0.4	1.9	5.2	0.3	0.3
JNL/Mellon Capital Management Bond
Index Fund	1.4	0.7	0.7	6.8	0.7	0.7
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund	9.4	8.9	8.7	18.5	10.6	9.1
JNL/Mellon Capital Management International
Index Fund	9.5	6.3	6.0	22.8	5.0	9.4
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	10.8	2.1	6.7	12.3	8.7	11.6
JNL/Mellon Capital Management S&P 500
Index Fund	9.3	8.5	9.9	19.1	10.7	10.5
JNL/Mellon Capital Management Small Cap
Index Fund	11.2	2.1	3.9	14.9	8.4	10.8
JNL/PIMCO Total Return Bond Fund	1.1	0.3	0.9	22.0	0.5	0.5
JNL/PPM America High Yield Bond Fund	22.7	1.7	7.1	10.2	5.0	4.2
JNL/Select Balanced Fund	5.1	6.5	9.4	11.0	5.8	7.1
JNL/T. Rowe Price Mid-Cap Growth Fund	13.2	1.0	7.7	3.9	11.3	12.2

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments
June 30, 2007

						Non-U.S.		U.S.
						Government		Government
						Agency		Agency
Information		Investment	Telecommunication		Government	Asset-	Short-Term	Mortgage-	Purchased
Technology	Materials	Funds	Services	Utilities	Securities	Backed	Investments	Backed	Options	Total
						Securities		Securities

7.5	2.7	-	2.3	2.3	24.0	-	27.5	-	-	100.0
0.2	0.3	-	0.7	0.7	27.0	20.3	30.7	10.2	-	100.0

0.4	0.5	-	1.5	1.3	19.4	4.6	24.9	36.4	-	100.0

14.8	3.4	-	3.4	2.0	-	-	11.2	-	-	100.0

4.5	7.6	-	4.3	4.2	-	-	20.4	-	-	100.0

11.8	5.0	-	0.6	5.5	-	-	24.9	-	-	100.0

14.2	2.9	-	3.4	3.2	-	-	8.3	-	-	100.0

12.6	3.3	-	1.1	1.9	-	-	29.8	-	-	100.0

-	0.1	-	1.1	0.3	5.8	12.1	12.6	42.5	0.2	100.0
2.5	8.6	-	6.5	2.5	-	-	29.0	-	-	100.0
3.6	3.5	-	3.4	2.8	7.0	4.5	17.0	13.3	-	100.0
17.8	0.8	-	4.5	0.1	-	-	27.5	-	-	100.0

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 30, 2007

EXHIBIT LIST

Exhibit 12(a)(1)	Not applicable.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(a)(3)	Not applicable.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.